                       PIONEER ANNUISTAR(SM) PLUS ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Twelve for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.
     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.
     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.
     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.
     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 866-547-3793.

2.  FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3.  THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4.  OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5.  OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                        PORTFOLIO ARCHITECT PLUS ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1. COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Twelve for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.

     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.

     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.

     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.

     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 800-842-9368.

2. FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3. THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4. OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5. OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                        SCUDDER ADVOCATE REWARDS ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1. COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Twelve for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.
     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.
     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.
     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.
     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 866-376-0389.

2. FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3. THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4. OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5. OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                             PIONEER ANNUISTAR PLUS

                            PORTFOLIO ARCHITECT PLUS

                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                DECEMBER 8, 2008


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                 PAGE
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     4

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Pioneer AnnuiStar Plus........................     9

CONDENSED FINANCIAL INFORMATION--Portfolio Architect Plus......................    99

CONDENSED FINANCIAL INFORMATION--Scudder Advocate Reward.......................   263

FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including its separate accounts and their assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. Effective December 8, 2008, the Company combined MetLife of CT Separate Account Twelve for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0


(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.424          1.518                --
                                                       2006      1.366          1.424           353,136
                                                       2005      1.280          1.366           350,540
                                                       2004      1.224          1.280           272,817
                                                       2003      1.000          1.224            98,539

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.597          1.716           223,171
                                                       2006      1.464          1.597           221,573
                                                       2005      1.388          1.464           401,717
                                                       2004      1.243          1.388           330,870
                                                       2003      1.000          1.243           135,469

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.552          1.485           870,485
                                                       2006      1.348          1.552         1,007,536
                                                       2005      1.325          1.348         1,267,036
                                                       2004      1.215          1.325         1,268,329
                                                       2003      1.000          1.215           263,250

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.609          1.760           452,614
                                                       2006      1.506          1.609           324,024
                                                       2005      1.462          1.506           290,911
                                                       2004      1.334          1.462           258,975
                                                       2003      1.000          1.334            39,510

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.015          2.287           454,337
                                                       2006      1.687          2.015           511,961
                                                       2005      1.558          1.687           635,490
                                                       2004      1.337          1.558           446,541
                                                       2003      1.000          1.337           115,962

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.616          1.555           826,327

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.358          1.362           515,252

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.722          1.648           217,084

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.200          1.257                --
                                                       2006      1.035          1.200            27,416
                                                       2005      1.021          1.035             2,641

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.327          1.364                --
                                                       2006      1.202          1.327           359,717
                                                       2005      1.188          1.202           454,157
                                                       2004      1.114          1.188           417,429
                                                       2003      1.000          1.114            82,047

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.576          1.630                --
                                                       2006      1.447          1.576           812,318
                                                       2005      1.343          1.447           876,903
                                                       2004      1.255          1.343           752,445
                                                       2003      1.000          1.255           439,526

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.499          1.563           327,805

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.132         1,037,826
                                                       2006      0.994          1.007           882,625

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.062         1,528,466
                                                       2006      1.006          1.028         1,712,785

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.116          1.096           602,382

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.051          1.098           338,773
                                                       2006      0.996          1.051           415,114

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         1,176,599
                                                       2004      0.993          0.987         1,059,162
                                                       2003      1.000          0.993         1,275,133

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.331          1.391                --
                                                       2005      1.291          1.331           449,078
                                                       2004      1.232          1.291           346,594
                                                       2003      1.000          1.232            65,060

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.850          2.014                --
                                                       2005      1.650          1.850           156,706
                                                       2004      1.412          1.650           136,638
                                                       2003      1.000          1.412            19,604

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.022          1.060                --
                                                       2006      1.008          1.022           646,195
                                                       2005      1.008          1.008           961,248
                                                       2004      0.995          1.008           708,997
                                                       2003      1.000          0.995           205,748

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.995          1.118                --
                                                       2005      1.000          0.995             7,616
                                                       2004      1.025          1.000             9,001

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.163          1.236                --
                                                       2005      1.140          1.163           342,578
                                                       2004      1.109          1.140           282,120
                                                       2003      1.000          1.109            63,211

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           571,092

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.249          1.307           539,453
                                                       2006      1.085          1.249           526,500
                                                       2005      0.986          1.085           135,753

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.173          4.443           324,663
                                                       2006      2.381          3.173           255,148
                                                       2005      1.760          2.381           256,792
                                                       2004      1.509          1.760           157,650
                                                       2003      1.000          1.509            79,144

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.711          1.691           958,593
                                                       2006      1.425          1.711         1,125,333
                                                       2005      1.373          1.425           784,782
                                                       2004      1.204          1.373           688,291
                                                       2003      1.000          1.204           280,736

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.247          1.372                --
                                                       2006      1.064          1.247               237
                                                       2005      0.978          1.064             3,262

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.579          2.004                --
                                                       2005      1.490          1.579            20,643
                                                       2004      1.282          1.490            17,163
                                                       2003      1.000          1.282            11,491

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.574          1.622         1,139,724
                                                       2006      1.376          1.574         1,182,137
                                                       2005      1.321          1.376         1,005,610
                                                       2004      1.211          1.321           898,353
                                                       2003      1.000          1.211           294,873

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.145          1.149           697,167
                                                       2006      1.039          1.145           716,504
                                                       2005      0.996          1.039           234,528

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.298          1.347         2,819,924
                                                       2006      1.220          1.298         3,779,670
                                                       2005      1.220          1.220         4,574,182
                                                       2004      1.151          1.220         3,139,369
                                                       2003      1.000          1.151         1,349,892

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.219          1.261           245,990
                                                       2006      1.084          1.219           206,166
                                                       2005      0.990          1.084            24,646

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.178          1.225         4,062,134
                                                       2006      1.064          1.178         3,479,182
                                                       2005      0.983          1.064           315,637

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.141          1.185         3,597,226
                                                       2006      1.049          1.141         1,773,949
                                                       2005      0.992          1.049           233,443

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.311          1.384            78,410
                                                       2006      1.223          1.311           169,954
                                                       2005      1.205          1.223           309,748
                                                       2004      1.153          1.205           381,352
                                                       2003      1.000          1.153           207,501

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.048          2.280           386,426
                                                       2006      1.699          2.048           396,761
                                                       2005      1.500          1.699           155,214
                                                       2004      1.288          1.500            87,618
                                                       2003      1.000          1.288            15,484

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.849          1.915           918,586
                                                       2006      1.675          1.849           947,282
                                                       2005      1.583          1.675           952,296
                                                       2004      1.322          1.583           878,891
                                                       2003      1.000          1.322           319,189

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.176          1.250           183,609
                                                       2006      1.164          1.176           216,572
                                                       2005      1.094          1.164           210,512
                                                       2004      1.028          1.094           114,677

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.541          2.021           392,378
                                                       2006      1.894          2.541           650,770
                                                       2005      1.677          1.894           597,049
                                                       2004      1.260          1.677           592,545
                                                       2003      1.000          1.260           127,444

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.169          1.381                --
                                                       2006      1.103          1.169            43,506
                                                       2005      1.072          1.103           235,313
                                                       2004      1.061          1.072           224,857

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.955          1.784           426,042
                                                       2006      1.743          1.955           457,696
                                                       2005      1.595          1.743           526,002
                                                       2004      1.353          1.595           502,427
                                                       2003      1.000          1.353           239,973

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.428          1.516                --
                                                       2005      1.429          1.428            55,299
                                                       2004      1.284          1.429            39,830
                                                       2003      1.000          1.284            10,089

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.238          1.292         1,125,079
                                                       2006      1.185          1.238         1,113,803
                                                       2005      1.176          1.185           981,820
                                                       2004      1.088          1.176           912,147
                                                       2003      1.000          1.088           351,323

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.518          1.518                --
                                                       2006      1.342          1.518           188,648
                                                       2005      1.304          1.342           228,197
                                                       2004      1.190          1.304           133,777
                                                       2003      1.000          1.190             7,885




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.422          1.515               --
                                                       2006      1.364          1.422            3,786
                                                       2005      1.278          1.364            3,792
                                                       2004      1.224          1.278            4,256
                                                       2003      1.000          1.224               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.594          1.712            1,645
                                                       2006      1.462          1.594            1,716
                                                       2005      1.387          1.462            1,789
                                                       2004      1.243          1.387               --
                                                       2003      1.000          1.243               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.549          1.481           32,354
                                                       2006      1.346          1.549           35,459
                                                       2005      1.324          1.346            1,952
                                                       2004      1.214          1.324               --
                                                       2003      1.000          1.214               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.606          1.756           49,207
                                                       2006      1.504          1.606           52,914
                                                       2005      1.460          1.504           53,958
                                                       2004      1.333          1.460           56,976
                                                       2003      1.000          1.333               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.011          2.281           16,369
                                                       2006      1.685          2.011           19,770
                                                       2005      1.556          1.685            4,628
                                                       2004      1.336          1.556            5,854
                                                       2003      1.000          1.336               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.612          1.551            7,320

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.356          1.359           48,248

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644            3,196

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.199          1.256               --
                                                       2006      1.035          1.199               --
                                                       2005      1.021          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.361               --
                                                       2006      1.201          1.325           49,449
                                                       2005      1.187          1.201           23,238
                                                       2004      1.113          1.187           29,299
                                                       2003      1.000          1.113            6,338

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.573          1.627               --
                                                       2006      1.445          1.573            6,826
                                                       2005      1.341          1.445            6,746
                                                       2004      1.255          1.341            6,175
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.496          1.560            3,782

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.131           60,697
                                                       2006      0.994          1.007           66,643

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059           99,476
                                                       2006      1.005          1.026           83,497

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.115          1.095               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.051          1.098           17,208
                                                       2006      0.996          1.051           17,678

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.329          1.389               --
                                                       2005      1.290          1.329            8,968
                                                       2004      1.231          1.290            2,306
                                                       2003      1.000          1.231               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.848          2.010               --
                                                       2005      1.649          1.848            9,359
                                                       2004      1.411          1.649            3,306
                                                       2003      1.000          1.411               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.020          1.058               --
                                                       2006      1.007          1.020            7,165
                                                       2005      1.007          1.007          114,319
                                                       2004      0.994          1.007          118,384
                                                       2003      1.000          0.994               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.117               --
                                                       2005      1.000          0.994               --
                                                       2004      1.025          1.000              907

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.161          1.234               --
                                                       2005      1.139          1.161           27,647
                                                       2004      1.109          1.139           27,650
                                                       2003      1.000          1.109               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.248          1.305               --
                                                       2006      1.084          1.248               --
                                                       2005      0.986          1.084               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.167          4.432           26,975
                                                       2006      2.378          3.167           31,247
                                                       2005      1.759          2.378           30,453
                                                       2004      1.508          1.759           24,477
                                                       2003      1.000          1.508               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.707          1.687          133,583
                                                       2006      1.423          1.707          139,621
                                                       2005      1.372          1.423          141,886
                                                       2004      1.203          1.372          137,696
                                                       2003      1.000          1.203               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.246          1.370               --
                                                       2006      1.063          1.246               --
                                                       2005      0.978          1.063               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.577          2.000               --
                                                       2005      1.488          1.577           46,500
                                                       2004      1.281          1.488           48,358
                                                       2003      1.000          1.281               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.571          1.618          233,834
                                                       2006      1.374          1.571          250,669
                                                       2005      1.320          1.374          240,375
                                                       2004      1.211          1.320          274,835
                                                       2003      1.000          1.211           19,153

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.144          1.148               --
                                                       2006      1.039          1.144               --
                                                       2005      0.996          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.295          1.344           51,206
                                                       2006      1.218          1.295           53,451
                                                       2005      1.219          1.218            1,383
                                                       2004      1.151          1.219            3,241
                                                       2003      1.000          1.151               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.218          1.259               --
                                                       2006      1.083          1.218               --
                                                       2005      0.990          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.177          1.223            9,395
                                                       2006      1.063          1.177            9,428
                                                       2005      0.983          1.063            9,464

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.140          1.184          131,463
                                                       2006      1.049          1.140          131,568
                                                       2005      0.992          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.308          1.381           44,355
                                                       2006      1.221          1.308           45,692
                                                       2005      1.204          1.221           54,628
                                                       2004      1.152          1.204           52,133
                                                       2003      1.000          1.152               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.044          2.274           61,688
                                                       2006      1.697          2.044           63,076
                                                       2005      1.499          1.697               --
                                                       2004      1.288          1.499               --
                                                       2003      1.000          1.288               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.846          1.911          112,831
                                                       2006      1.673          1.846          115,509
                                                       2005      1.582          1.673          113,268
                                                       2004      1.322          1.582          115,414
                                                       2003      1.000          1.322           22,818

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.174          1.248           13,693
                                                       2006      1.163          1.174           13,693
                                                       2005      1.094          1.163              533
                                                       2004      1.028          1.094               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.536          2.016           37,420
                                                       2006      1.891          2.536           46,028
                                                       2005      1.675          1.891           16,812
                                                       2004      1.259          1.675            7,117
                                                       2003      1.000          1.259            5,553

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.378               --
                                                       2006      1.102          1.168           13,880
                                                       2005      1.072          1.102               --
                                                       2004      1.061          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.952          1.780           29,866
                                                       2006      1.740          1.952           30,615
                                                       2005      1.594          1.740           16,168
                                                       2004      1.353          1.594           15,544
                                                       2003      1.000          1.353            8,633

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514               --
                                                       2005      1.428          1.426               --
                                                       2004      1.283          1.428               --
                                                       2003      1.000          1.283               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.236          1.289           84,052
                                                       2006      1.184          1.236           91,179
                                                       2005      1.175          1.184           71,553
                                                       2004      1.088          1.175           53,815
                                                       2003      1.000          1.088               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.515          1.514               --
                                                       2006      1.340          1.515           10,241
                                                       2005      1.303          1.340           11,287
                                                       2004      1.190          1.303           14,367
                                                       2003      1.000          1.190            5,983




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.337          1.424                --
                                                       2006      1.284          1.337           216,701
                                                       2005      1.204          1.284                --
                                                       2004      1.152          1.204                --
                                                       2003      1.000          1.152                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.444          1.550                --
                                                       2006      1.325          1.444                --
                                                       2005      1.257          1.325                --
                                                       2004      1.127          1.257                --
                                                       2003      1.004          1.127                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.467          1.402           143,969
                                                       2006      1.276          1.467            97,072
                                                       2005      1.256          1.276            10,257
                                                       2004      1.152          1.256                --
                                                       2003      1.000          1.152                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.472          1.608            28,527
                                                       2006      1.379          1.472            21,351
                                                       2005      1.340          1.379                --
                                                       2004      1.224          1.340                --
                                                       2003      1.000          1.224                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.829          2.074           139,709
                                                       2006      1.534          1.829           134,960
                                                       2005      1.417          1.534               789
                                                       2004      1.217          1.417                --
                                                       2003      1.000          1.217                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.476          1.420           170,245

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.282          1.285           100,326

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.553          1.485           156,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.198          1.254                --
                                                       2006      1.035          1.198           202,269
                                                       2005      1.020          1.035                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.253          1.287                --
                                                       2006      1.136          1.253            18,264
                                                       2005      1.124          1.136               340
                                                       2004      1.054          1.124                --
                                                       2003      1.000          1.054                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.440          1.489                --
                                                       2006      1.324          1.440           132,091
                                                       2005      1.229          1.324               129
                                                       2004      1.151          1.229                --
                                                       2003      1.000          1.151                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.406          1.466           227,175

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.130            97,544
                                                       2006      0.994          1.007            76,718

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059            69,120
                                                       2006      1.005          1.026             6,784

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.114          1.094             6,462

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.097           174,788
                                                       2006      0.996          1.050           175,157

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005                --
                                                       2005      0.986          0.997               272
                                                       2004      0.994          0.986                --
                                                       2003      1.000          0.994                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.244          1.299                --
                                                       2005      1.207          1.244             7,764
                                                       2004      1.153          1.207                --
                                                       2003      1.000          1.153                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.659          1.804                --
                                                       2005      1.481          1.659             7,200
                                                       2004      1.268          1.481                --
                                                       2003      1.000          1.268                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.009          1.045                --
                                                       2006      0.995          1.009            10,218
                                                       2005      0.996          0.995             1,456
                                                       2004      0.984          0.996                --
                                                       2003      1.000          0.984                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.115                --
                                                       2005      1.000          0.994               234
                                                       2004      1.024          1.000                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.095          1.162                --
                                                       2005      1.074          1.095             1,049
                                                       2004      1.046          1.074                --
                                                       2003      1.000          1.046                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091             9,704

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.247          1.303           202,605
                                                       2006      1.084          1.247            85,608
                                                       2005      0.986          1.084            12,909

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.884          4.034            29,124
                                                       2006      2.167          2.884             9,233
                                                       2005      1.603          2.167             5,782
                                                       2004      1.375          1.603                --
                                                       2003      1.000          1.375                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.578          1.558            42,970
                                                       2006      1.315          1.578            13,216
                                                       2005      1.269          1.315             7,559
                                                       2004      1.114          1.269                --
                                                       2003      1.000          1.114                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.245          1.368                --
                                                       2006      1.063          1.245             1,540
                                                       2005      0.978          1.063                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.469          1.863                --
                                                       2005      1.387          1.469                --
                                                       2004      1.195          1.387                --
                                                       2003      0.990          1.195                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.468          1.511            42,760
                                                       2006      1.285          1.468             1,431
                                                       2005      1.235          1.285                --
                                                       2004      1.133          1.235                --
                                                       2003      1.000          1.133                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.143          1.146           112,878
                                                       2006      1.039          1.143            75,608
                                                       2005      0.996          1.039            16,646

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.217          1.262            15,333
                                                       2006      1.145          1.217             2,655
                                                       2005      1.146          1.145                --
                                                       2004      1.083          1.146                --
                                                       2003      1.000          1.083                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.217          1.257            98,620
                                                       2006      1.083          1.217           146,026
                                                       2005      0.990          1.083            15,403

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.176          1.222           532,471
                                                       2006      1.063          1.176           625,630
                                                       2005      0.983          1.063            46,825

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.139          1.182         1,482,923
                                                       2006      1.048          1.139           723,163
                                                       2005      0.992          1.048           109,633

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.233          1.301           191,607
                                                       2006      1.152          1.233           193,008
                                                       2005      1.136          1.152                --
                                                       2004      1.088          1.136                --
                                                       2003      1.000          1.088                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.901          2.114            73,077
                                                       2006      1.579          1.901            57,509
                                                       2005      1.396          1.579               546
                                                       2004      1.200          1.396                --
                                                       2003      0.996          1.200                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.677          1.735            22,681
                                                       2006      1.521          1.677            13,997
                                                       2005      1.438          1.521             8,746
                                                       2004      1.203          1.438                --
                                                       2003      1.000          1.203                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.173          1.245            53,314
                                                       2006      1.162          1.173            47,334
                                                       2005      1.093          1.162             9,497
                                                       2004      1.028          1.093                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.440          1.938            22,951
                                                       2006      1.820          2.440            12,698
                                                       2005      1.613          1.820             7,991
                                                       2004      1.213          1.613                --
                                                       2003      1.000          1.213                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.376                --
                                                       2006      1.101          1.166             9,481
                                                       2005      1.072          1.101            10,019
                                                       2004      1.061          1.072                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.743          1.589            16,492
                                                       2006      1.555          1.743            13,766
                                                       2005      1.425          1.555            11,191
                                                       2004      1.210          1.425                --
                                                       2003      1.000          1.210                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.304          1.384                --
                                                       2005      1.307          1.304                --
                                                       2004      1.175          1.307                --
                                                       2003      1.000          1.175                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.187          1.237            34,750
                                                       2006      1.138          1.187             8,744
                                                       2005      1.130          1.138             3,106
                                                       2004      1.046          1.130                --
                                                       2003      1.000          1.046                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.425          1.424                --
                                                       2006      1.261          1.425            39,824
                                                       2005      1.227          1.261               186
                                                       2004      1.121          1.227                --
                                                       2003      0.993          1.121                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.414          1.506                --
                                                       2006      1.359          1.414           165,622
                                                       2005      1.275          1.359           193,380
                                                       2004      1.222          1.275           169,143
                                                       2003      1.000          1.222            88,741

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.586          1.700           127,704
                                                       2006      1.456          1.586           147,361
                                                       2005      1.383          1.456           198,173
                                                       2004      1.241          1.383           184,758
                                                       2003      1.000          1.241            66,821

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.541          1.471           527,283
                                                       2006      1.341          1.541           577,198
                                                       2005      1.321          1.341           564,059
                                                       2004      1.213          1.321           519,411
                                                       2003      1.000          1.213           164,370

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.598          1.743           218,276
                                                       2006      1.498          1.598           220,434
                                                       2005      1.457          1.498           224,869
                                                       2004      1.332          1.457           194,847
                                                       2003      1.000          1.332            38,830

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.000          2.266           445,273
                                                       2006      1.678          2.000           417,234
                                                       2005      1.553          1.678           314,979
                                                       2004      1.335          1.553           259,067
                                                       2003      1.000          1.335            49,584

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.603          1.540           373,678

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.348          1.350           102,790

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.708          1.633            65,767

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.196          1.252                --
                                                       2006      1.034          1.196            89,824
                                                       2005      1.020          1.034                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.317          1.353                --
                                                       2006      1.196          1.317           116,969
                                                       2005      1.184          1.196            89,283
                                                       2004      1.112          1.184           205,488
                                                       2003      1.000          1.112           158,638

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.564          1.617                --
                                                       2006      1.440          1.564           381,915
                                                       2005      1.338          1.440           319,983
                                                       2004      1.254          1.338           309,260
                                                       2003      1.000          1.254            67,683

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.487          1.549           157,870

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.006          1.128           318,057
                                                       2006      0.994          1.006           363,320

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.052           549,658
                                                       2006      1.000          1.021           221,438

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.113          1.092           222,223

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.095           282,432
                                                       2006      0.996          1.050           336,008

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           391,075
                                                       2004      0.992          0.983           204,709
                                                       2003      1.000          0.992            44,851

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.324          1.383                --
                                                       2005      1.287          1.324           256,999
                                                       2004      1.230          1.287           246,174
                                                       2003      1.000          1.230           120,811

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.841          2.002                --
                                                       2005      1.645          1.841           176,167
                                                       2004      1.410          1.645           140,971
                                                       2003      1.000          1.410            87,298

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.015          1.050                --
                                                       2006      1.003          1.015           452,032
                                                       2005      1.004          1.003           559,880
                                                       2004      0.993          1.004           448,443
                                                       2003      1.000          0.993           226,059

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.992          1.112                --
                                                       2005      0.999          0.992            64,916
                                                       2004      1.024          0.999            55,303

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.157          1.227                --
                                                       2005      1.137          1.157           122,882
                                                       2004      1.108          1.137            99,528
                                                       2003      1.000          1.108            82,628

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           441,606

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.245          1.299           312,105
                                                       2006      1.083          1.245           257,769
                                                       2005      0.986          1.083            31,964

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.149          4.402           250,697
                                                       2006      2.369          3.149           283,167
                                                       2005      1.754          2.369           182,248
                                                       2004      1.507          1.754           134,493
                                                       2003      1.000          1.507             7,658

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.698          1.675           522,544
                                                       2006      1.417          1.698           555,542
                                                       2005      1.369          1.417           564,213
                                                       2004      1.202          1.369           540,174
                                                       2003      1.000          1.202           196,491

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.243          1.364                --
                                                       2006      1.062          1.243            22,701
                                                       2005      0.978          1.062             2,020

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.571          1.990                --
                                                       2005      1.485          1.571             4,135
                                                       2004      1.280          1.485                --
                                                       2003      1.000          1.280                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.563          1.606           686,422
                                                       2006      1.369          1.563           515,069
                                                       2005      1.317          1.369           532,069
                                                       2004      1.210          1.317           464,083
                                                       2003      1.000          1.210           237,631

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.141          1.143           332,366
                                                       2006      1.038          1.141           317,433
                                                       2005      0.996          1.038           183,500

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.288          1.335           673,553
                                                       2006      1.213          1.288           849,377
                                                       2005      1.216          1.213         1,590,306
                                                       2004      1.150          1.216         2,941,061
                                                       2003      1.000          1.150         2,098,260

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.215          1.254           185,977
                                                       2006      1.082          1.215           181,739
                                                       2005      0.990          1.082                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.174          1.218           987,979
                                                       2006      1.062          1.174           946,104
                                                       2005      0.983          1.062            76,911

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.137          1.179           602,483
                                                       2006      1.047          1.137           651,757
                                                       2005      0.992          1.047           506,207

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.301          1.371            51,605
                                                       2006      1.216          1.301            60,626
                                                       2005      1.201          1.216            70,629
                                                       2004      1.151          1.201           104,298
                                                       2003      1.000          1.151            39,890

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.033          2.258           138,555
                                                       2006      1.690          2.033           193,010
                                                       2005      1.495          1.690            70,518
                                                       2004      1.287          1.495            35,270
                                                       2003      1.000          1.287            12,714

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.836          1.897           267,524
                                                       2006      1.666          1.836           347,632
                                                       2005      1.578          1.666           301,423
                                                       2004      1.321          1.578           311,747
                                                       2003      1.000          1.321           108,365

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.170          1.241           328,712
                                                       2006      1.160          1.170           411,379
                                                       2005      1.092          1.160           285,813
                                                       2004      1.028          1.092           189,326

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.523          2.002           118,991
                                                       2006      1.884          2.523           135,714
                                                       2005      1.671          1.884           112,225
                                                       2004      1.258          1.671           123,816
                                                       2003      1.000          1.258            49,307

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.371                --
                                                       2006      1.099          1.163           122,008
                                                       2005      1.071          1.099            64,494
                                                       2004      1.061          1.071            53,769

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.941          1.768           221,084
                                                       2006      1.733          1.941           252,125
                                                       2005      1.590          1.733           213,830
                                                       2004      1.352          1.590           178,822
                                                       2003      1.000          1.352            34,281

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.421          1.507                --
                                                       2005      1.424          1.421            84,637
                                                       2004      1.282          1.424            69,632
                                                       2003      1.000          1.282             9,513

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.229          1.280           733,480
                                                       2006      1.179          1.229           743,330
                                                       2005      1.172          1.179           742,582
                                                       2004      1.087          1.172           664,723
                                                       2003      1.000          1.087           242,084

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.507          1.504                --
                                                       2006      1.335          1.507           245,711
                                                       2005      1.299          1.335           238,881
                                                       2004      1.189          1.299           175,065
                                                       2003      1.000          1.189            46,229




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.411          1.502                --
                                                       2006      1.357          1.411         1,269,792
                                                       2005      1.274          1.357         1,364,842
                                                       2004      1.222          1.274           848,508
                                                       2003      1.000          1.222           430,200

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.583          1.696           268,880
                                                       2006      1.454          1.583           386,115
                                                       2005      1.382          1.454           438,003
                                                       2004      1.241          1.382           466,803
                                                       2003      1.000          1.241           187,412

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.538          1.467         1,688,001
                                                       2006      1.339          1.538         2,023,238
                                                       2005      1.320          1.339         2,146,735
                                                       2004      1.213          1.320         1,948,551
                                                       2003      1.000          1.213           634,586

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.594          1.739           810,675
                                                       2006      1.496          1.594         1,164,316
                                                       2005      1.455          1.496         1,181,221
                                                       2004      1.331          1.455           836,065
                                                       2003      1.000          1.331           327,152

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.996          2.260         1,235,411
                                                       2006      1.676          1.996         1,450,277
                                                       2005      1.551          1.676         1,463,806
                                                       2004      1.334          1.551           713,262
                                                       2003      1.000          1.334           163,763

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.599          1.537           861,154

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.345          1.346           396,071

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           686,333

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.194          1.250                --
                                                       2006      1.033          1.194             2,884
                                                       2005      1.019          1.033                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                --
                                                       2006      1.194          1.315           468,074
                                                       2005      1.183          1.194           521,513
                                                       2004      1.112          1.183           446,590
                                                       2003      1.000          1.112           468,463

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.561          1.614                --
                                                       2006      1.438          1.561         1,048,512
                                                       2005      1.337          1.438         1,093,183
                                                       2004      1.253          1.337           940,326
                                                       2003      1.000          1.253           388,456

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.484          1.545           848,738

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.006          1.127         1,001,727
                                                       2006      0.994          1.006         1,046,250

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.050         5,792,610
                                                       2006      0.999          1.019         5,564,547

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.113          1.091           505,967

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.094         1,729,782
                                                       2006      0.996          1.049         2,308,150

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991         3,925,376
                                                       2004      0.992          0.982         2,750,893
                                                       2003      1.000          0.992           741,221

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.380                --
                                                       2005      1.286          1.322           699,304
                                                       2004      1.230          1.286           739,491
                                                       2003      1.000          1.230           183,462

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.838          1.998                --
                                                       2005      1.643          1.838         1,164,308
                                                       2004      1.409          1.643           813,324
                                                       2003      1.000          1.409           170,193

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.013          1.048                --
                                                       2006      1.001          1.013         1,627,172
                                                       2005      1.003          1.001         1,542,672
                                                       2004      0.993          1.003         1,593,911
                                                       2003      1.000          0.993           638,899

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.991          1.111                --
                                                       2005      0.998          0.991           254,341
                                                       2004      1.024          0.998           214,851

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.155          1.225                --
                                                       2005      1.135          1.155           846,588
                                                       2004      1.107          1.135           482,004
                                                       2003      1.000          1.107           127,183

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091         1,853,107

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.244          1.297           759,792
                                                       2006      1.082          1.244           726,266
                                                       2005      0.986          1.082           218,649

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.143          4.391           572,778
                                                       2006      2.365          3.143           913,412
                                                       2005      1.753          2.365         1,050,816
                                                       2004      1.506          1.753           555,265
                                                       2003      1.000          1.506           158,378

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.695          1.671         1,596,641
                                                       2006      1.415          1.695         1,762,702
                                                       2005      1.367          1.415         1,806,855
                                                       2004      1.202          1.367         1,674,791
                                                       2003      1.000          1.202           679,000

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.242          1.363                --
                                                       2006      1.062          1.242            18,861
                                                       2005      0.978          1.062                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.568          1.986                --
                                                       2005      1.483          1.568            77,809
                                                       2004      1.280          1.483            67,626
                                                       2003      1.000          1.280            54,605

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.560          1.603         2,310,462
                                                       2006      1.367          1.560         2,287,948
                                                       2005      1.316          1.367         2,428,570
                                                       2004      1.209          1.316         1,915,953
                                                       2003      1.000          1.209           551,597

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.140          1.141           199,622
                                                       2006      1.037          1.140           176,324
                                                       2005      0.996          1.037           109,097

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.286          1.332         2,038,710
                                                       2006      1.211          1.286         2,592,121
                                                       2005      1.215          1.211         2,797,083
                                                       2004      1.149          1.215         6,793,176
                                                       2003      1.000          1.149         1,141,451

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.214          1.252                --
                                                       2006      1.081          1.214                --
                                                       2005      0.990          1.081                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.173          1.217         4,194,362
                                                       2006      1.062          1.173         1,018,809
                                                       2005      0.983          1.062           275,252

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.136          1.177         4,763,513
                                                       2006      1.047          1.136         1,587,297
                                                       2005      0.992          1.047           423,960

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.299          1.368           529,962
                                                       2006      1.215          1.299           578,863
                                                       2005      1.200          1.215           600,682
                                                       2004      1.151          1.200           535,783
                                                       2003      1.000          1.151           371,816

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.029          2.253           547,748
                                                       2006      1.687          2.029           539,642
                                                       2005      1.494          1.687           313,001
                                                       2004      1.286          1.494           273,331
                                                       2003      1.000          1.286            94,511

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.832          1.893         1,276,475
                                                       2006      1.664          1.832         1,276,784
                                                       2005      1.576          1.664         1,454,274
                                                       2004      1.320          1.576         1,190,409
                                                       2003      1.000          1.320           575,255

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.238           822,494
                                                       2006      1.159          1.168           977,475
                                                       2005      1.092          1.159           980,067
                                                       2004      1.028          1.092           692,708

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.518          1.997           780,664
                                                       2006      1.881          2.518         1,048,413
                                                       2005      1.670          1.881         1,041,321
                                                       2004      1.258          1.670           885,875
                                                       2003      1.000          1.258           335,998

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.368                --
                                                       2006      1.098          1.161           345,136
                                                       2005      1.070          1.098           432,403
                                                       2004      1.061          1.070           264,209

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.938          1.763           655,221
                                                       2006      1.731          1.938           776,998
                                                       2005      1.588          1.731           747,655
                                                       2004      1.351          1.588           627,245
                                                       2003      1.000          1.351           237,883

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                --
                                                       2005      1.423          1.419           261,773
                                                       2004      1.282          1.423           281,934
                                                       2003      1.000          1.282           145,255

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.227          1.277         2,118,982
                                                       2006      1.177          1.227         3,163,710
                                                       2005      1.171          1.177         3,275,180
                                                       2004      1.086          1.171         2,035,738
                                                       2003      1.000          1.086           582,009

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.504          1.500                --
                                                       2006      1.333          1.504         1,534,780
                                                       2005      1.298          1.333         1,563,942
                                                       2004      1.188          1.298           822,153
                                                       2003      1.000          1.188           143,518




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.328          1.413               --
                                                       2006      1.277          1.328          130,619
                                                       2005      1.200          1.277               --
                                                       2004      1.151          1.200               --
                                                       2003      1.000          1.151               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.434          1.536               --
                                                       2006      1.318          1.434               --
                                                       2005      1.253          1.318               --
                                                       2004      1.126          1.253               --
                                                       2003      1.004          1.126               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.457          1.390          123,477
                                                       2006      1.269          1.457          123,477
                                                       2005      1.252          1.269               --
                                                       2004      1.151          1.252               --
                                                       2003      1.000          1.151               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.462          1.594               --
                                                       2006      1.372          1.462               --
                                                       2005      1.336          1.372               --
                                                       2004      1.223          1.336               --
                                                       2003      1.000          1.223               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.465          1.407           60,868

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.272          1.273               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.541          1.472               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.193          1.249               --
                                                       2006      1.033          1.193               --
                                                       2005      1.019          1.033               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.244          1.278               --
                                                       2006      1.131          1.244               --
                                                       2005      1.120          1.131               --
                                                       2004      1.053          1.120               --
                                                       2003      1.000          1.053               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.430          1.478               --
                                                       2006      1.317          1.430           60,868
                                                       2005      1.226          1.317               --
                                                       2004      1.149          1.226               --
                                                       2003      1.000          1.149               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.396          1.453          130,619

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.126           28,892
                                                       2006      0.994          1.005           28,907

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.112          1.090               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.093           30,070
                                                       2006      0.996          1.049           30,070

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.237          1.291               --
                                                       2005      1.204          1.237               --
                                                       2004      1.152          1.204               --
                                                       2003      1.000          1.152               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.650          1.794               --
                                                       2005      1.476          1.650           16,696
                                                       2004      1.267          1.476               --
                                                       2003      1.000          1.267               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.001          1.036               --
                                                       2006      0.990          1.001               --
                                                       2005      0.993          0.990               --
                                                       2004      0.983          0.993               --
                                                       2003      1.000          0.983               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.024          0.998               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.089          1.154               --
                                                       2005      1.071          1.089               --
                                                       2004      1.045          1.071               --
                                                       2003      1.000          1.045               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.242          1.296               --
                                                       2006      1.082          1.242               --
                                                       2005      0.986          1.082               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.863          3.998               --
                                                       2006      2.156          2.863               --
                                                       2005      1.598          2.156               --
                                                       2004      1.374          1.598               --
                                                       2003      1.000          1.374               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.567          1.544               --
                                                       2006      1.309          1.567               --
                                                       2005      1.265          1.309               --
                                                       2004      1.112          1.265               --
                                                       2003      1.000          1.112               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      0.978          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.462          1.850               --
                                                       2005      1.383          1.462               --
                                                       2004      1.194          1.383               --
                                                       2003      0.990          1.194               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.458          1.497           41,082
                                                       2006      1.278          1.458               --
                                                       2005      1.231          1.278               --
                                                       2004      1.132          1.231               --
                                                       2003      1.000          1.132               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.139          1.140               --
                                                       2006      1.037          1.139               --
                                                       2005      0.996          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.209          1.251               --
                                                       2006      1.139          1.209               --
                                                       2005      1.143          1.139               --
                                                       2004      1.082          1.143               --
                                                       2003      1.000          1.082               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.213          1.250            6,785
                                                       2006      1.081          1.213               --
                                                       2005      0.990          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.172          1.215           24,392
                                                       2006      1.061          1.172           24,405
                                                       2005      0.983          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.135          1.176               --
                                                       2006      1.047          1.135               --
                                                       2005      0.992          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.225          1.290           47,677
                                                       2006      1.146          1.225           47,677
                                                       2005      1.133          1.146           47,677
                                                       2004      1.087          1.133               --
                                                       2003      1.000          1.087               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.888          2.095               --
                                                       2006      1.571          1.888               --
                                                       2005      1.391          1.571               --
                                                       2004      1.199          1.391               --
                                                       2003      0.996          1.199               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.665          1.719               --
                                                       2006      1.513          1.665               --
                                                       2005      1.434          1.513               --
                                                       2004      1.201          1.434               --
                                                       2003      1.000          1.201               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.236          295,656
                                                       2006      1.157          1.166          295,656
                                                       2005      1.092          1.157               --
                                                       2004      1.028          1.092               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.423          1.921               --
                                                       2006      1.811          2.423               --
                                                       2005      1.608          1.811               --
                                                       2004      1.212          1.608               --
                                                       2003      1.000          1.212               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159            6,197
                                                       2005      1.070          1.097               --
                                                       2004      1.061          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.731          1.575               --
                                                       2006      1.547          1.731               --
                                                       2005      1.420          1.547               --
                                                       2004      1.209          1.420               --
                                                       2003      1.000          1.209               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.298          1.376               --
                                                       2005      1.303          1.298               --
                                                       2004      1.174          1.303               --
                                                       2003      1.000          1.174               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.179          1.226               --
                                                       2006      1.132          1.179               --
                                                       2005      1.127          1.132               --
                                                       2004      1.045          1.127               --
                                                       2003      1.000          1.045               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.415          1.411               --
                                                       2006      1.255          1.415           43,535
                                                       2005      1.223          1.255           43,535
                                                       2004      1.120          1.223               --
                                                       2003      0.993          1.120               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.168          1.243                --
                                                       2006      1.124          1.168           103,090
                                                       2005      1.056          1.124            46,496
                                                       2004      1.000          1.056               844

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.219          1.305            93,942
                                                       2006      1.121          1.219            88,218
                                                       2005      1.067          1.121            43,079
                                                       2004      1.000          1.067             8,165

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.249          1.191           534,620
                                                       2006      1.089          1.249           468,088
                                                       2005      1.074          1.089           244,641
                                                       2004      1.000          1.074            12,643

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.188          1.295           260,320
                                                       2006      1.116          1.188           173,643
                                                       2005      1.087          1.116           117,518
                                                       2004      1.000          1.087            13,337

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.487          1.682           768,261
                                                       2006      1.250          1.487           687,284
                                                       2005      1.158          1.250           634,305
                                                       2004      1.000          1.158             5,330

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.259          1.208           689,015

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.197          1.198            29,734

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.297          1.238           162,508

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.192          1.248                --
                                                       2006      1.032          1.192                --
                                                       2005      1.019          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.171          1.202                --
                                                       2006      1.065          1.171            29,814
                                                       2005      1.055          1.065            11,621
                                                       2004      1.000          1.055                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.229          1.270                --
                                                       2006      1.133          1.229           515,241
                                                       2005      1.054          1.133           219,766
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.227          1.277           112,596

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.125           366,015
                                                       2006      0.994          1.005           287,199

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.031          1.061         2,507,299
                                                       2006      1.011          1.031         2,713,214

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.112          1.089           108,078

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.092           470,000
                                                       2006      0.996          1.049           437,104

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004           982,648
                                                       2004      1.000          0.996            49,045

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.077          1.124                --
                                                       2005      1.049          1.077           165,274
                                                       2004      1.000          1.049               900

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.309          1.422                --
                                                       2005      1.171          1.309           160,010
                                                       2004      1.000          1.171                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.042          1.077                --
                                                       2006      1.031          1.042           395,389
                                                       2005      1.034          1.031           237,592
                                                       2004      1.000          1.034            24,443

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.103                --
                                                       2005      0.994          0.985            78,551
                                                       2004      1.000          0.994            11,999

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.044          1.106                --
                                                       2005      1.028          1.044            26,439
                                                       2004      1.000          1.028             2,998

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           417,032

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.241          1.294           749,593
                                                       2006      1.082          1.241           417,752
                                                       2005      0.986          1.082           184,529

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.322          3.241           664,321
                                                       2006      1.749          2.322           461,008
                                                       2005      1.297          1.749           212,653
                                                       2004      1.000          1.297                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.394          1.373           998,189
                                                       2006      1.165          1.394           573,806
                                                       2005      1.127          1.165           323,924
                                                       2004      1.000          1.127            12,717

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.240          1.359                --
                                                       2006      1.061          1.240            41,682
                                                       2005      0.978          1.061                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.246          1.576                --
                                                       2005      1.179          1.246             2,170
                                                       2004      1.000          1.179                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.292          1.327           324,960
                                                       2006      1.134          1.292           186,226
                                                       2005      1.092          1.134           145,914
                                                       2004      1.000          1.092               485

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.138          1.138           745,610
                                                       2006      1.037          1.138           531,783
                                                       2005      0.996          1.037           136,110

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.148          1.188           486,092
                                                       2006      1.083          1.148           332,281
                                                       2005      1.087          1.083           183,990
                                                       2004      1.000          1.087            15,044

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.212          1.249         1,186,905
                                                       2006      1.081          1.212         1,073,402
                                                       2005      0.990          1.081           438,092

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.171          1.213         2,320,226
                                                       2006      1.061          1.171         2,149,431
                                                       2005      0.983          1.061         1,030,211

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.134          1.174         3,523,760
                                                       2006      1.046          1.134         2,352,055
                                                       2005      0.992          1.046           334,379

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.170          1.231            93,337
                                                       2006      1.095          1.170            93,173
                                                       2005      1.083          1.095            40,677
                                                       2004      1.000          1.083             8,076

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.589          1.763           313,466
                                                       2006      1.323          1.589            83,438
                                                       2005      1.172          1.323            28,541
                                                       2004      1.000          1.172                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.329          1.371           663,470
                                                       2006      1.208          1.329           533,228
                                                       2005      1.146          1.208           434,277
                                                       2004      1.000          1.146             9,221

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.144          1.212           302,471
                                                       2006      1.136          1.144           229,325
                                                       2005      1.072          1.136           174,584
                                                       2004      1.000          1.072             8,531

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.972          1.563           698,401
                                                       2006      1.475          1.972           374,390
                                                       2005      1.310          1.475           204,399
                                                       2004      1.000          1.310             2,561

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.096          1.290                --
                                                       2006      1.037          1.096            35,054
                                                       2005      1.012          1.037            33,244
                                                       2004      1.000          1.012               525

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.407          1.279           240,083
                                                       2006      1.258          1.407           166,218
                                                       2005      1.156          1.258            99,965
                                                       2004      1.000          1.156                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.105          1.171                --
                                                       2005      1.110          1.105             8,543
                                                       2004      1.000          1.110                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.150          1.196           979,915
                                                       2006      1.105          1.150           818,446
                                                       2005      1.100          1.105           497,292
                                                       2004      1.000          1.100            23,582

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.258          1.254                --
                                                       2006      1.116          1.258           110,792
                                                       2005      1.088          1.116           105,732
                                                       2004      1.000          1.088            12,050




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.404          1.494                --
                                                       2006      1.351          1.404           416,394
                                                       2005      1.271          1.351           446,572
                                                       2004      1.221          1.271           361,404
                                                       2003      1.000          1.221            74,704

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.574          1.684           323,822
                                                       2006      1.448          1.574           464,195
                                                       2005      1.379          1.448           517,792
                                                       2004      1.240          1.379           536,920
                                                       2003      1.000          1.240           199,337

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.530          1.457         1,209,522
                                                       2006      1.334          1.530         1,280,290
                                                       2005      1.317          1.334         1,207,567
                                                       2004      1.211          1.317         1,149,736
                                                       2003      1.000          1.211           352,519

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.586          1.727           627,905
                                                       2006      1.490          1.586           708,635
                                                       2005      1.452          1.490           699,155
                                                       2004      1.330          1.452           670,562
                                                       2003      1.000          1.330           271,190

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.985          2.244           839,447
                                                       2006      1.669          1.985           878,606
                                                       2005      1.547          1.669           885,241
                                                       2004      1.333          1.547           735,725
                                                       2003      1.000          1.333           146,224

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.590          1.526           610,552

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.337          1.337           483,233

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.694          1.617           555,333

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.191          1.246                --
                                                       2006      1.032          1.191                --
                                                       2005      1.018          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.308          1.343                --
                                                       2006      1.190          1.308           613,292
                                                       2005      1.180          1.190           631,534
                                                       2004      1.111          1.180           455,007
                                                       2003      1.000          1.111           217,412

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.553          1.604                --
                                                       2006      1.432          1.553           743,695
                                                       2005      1.334          1.432           819,639
                                                       2004      1.252          1.334           855,357
                                                       2003      1.000          1.252           377,521

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.475          1.534           438,030

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.124           437,207
                                                       2006      0.994          1.005           310,010

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.042         4,349,044
                                                       2006      0.994          1.013         1,615,989

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.111          1.088         1,130,766

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091           767,844
                                                       2006      0.996          1.048           854,687

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         1,548,431
                                                       2004      0.991          0.980         1,250,641
                                                       2003      1.000          0.991           312,983

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.317          1.374                --
                                                       2005      1.283          1.317           334,168
                                                       2004      1.229          1.283           377,643
                                                       2003      1.000          1.229           152,620

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.831          1.990                --
                                                       2005      1.639          1.831           472,694
                                                       2004      1.408          1.639           386,948
                                                       2003      1.000          1.408            33,301

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.041                --
                                                       2006      0.997          1.007           728,214
                                                       2005      1.001          0.997           797,022
                                                       2004      0.992          1.001           609,296
                                                       2003      1.000          0.992           250,581

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.988          1.106                --
                                                       2005      0.997          0.988           211,240
                                                       2004      1.024          0.997           178,298

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.151          1.218                --
                                                       2005      1.133          1.151           282,837
                                                       2004      1.106          1.133           226,707
                                                       2003      1.000          1.106            52,925

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           589,679

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.240          1.292           165,092
                                                       2006      1.081          1.240           187,865
                                                       2005      0.986          1.081           124,388

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.127          4.361           458,113
                                                       2006      2.356          3.127           377,219
                                                       2005      1.748          2.356           328,577
                                                       2004      1.505          1.748           248,330
                                                       2003      1.000          1.505            42,611

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.686          1.660           911,223
                                                       2006      1.410          1.686         1,023,551
                                                       2005      1.364          1.410           751,186
                                                       2004      1.201          1.364           636,842
                                                       2003      1.000          1.201           126,214

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.239          1.357                --
                                                       2006      1.061          1.239                --
                                                       2005      0.978          1.061                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.562          1.975                --
                                                       2005      1.480          1.562            57,996
                                                       2004      1.278          1.480            13,891
                                                       2003      1.000          1.278             7,941

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.551          1.591         1,544,898
                                                       2006      1.361          1.551         1,206,460
                                                       2005      1.312          1.361         1,361,509
                                                       2004      1.208          1.312         1,389,532
                                                       2003      1.000          1.208           434,413

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.137          1.137           178,077
                                                       2006      1.036          1.137           242,024
                                                       2005      0.996          1.036           142,739

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.279          1.322         1,433,953
                                                       2006      1.207          1.279         1,619,518
                                                       2005      1.212          1.207         2,300,862
                                                       2004      1.148          1.212         2,487,816
                                                       2003      1.000          1.148         1,124,041

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.211          1.247            67,074
                                                       2006      1.080          1.211            80,909
                                                       2005      0.989          1.080             4,746

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.170          1.211           862,048
                                                       2006      1.061          1.170           831,713
                                                       2005      0.983          1.061           207,570

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.133          1.172         1,189,830
                                                       2006      1.046          1.133           755,026
                                                       2005      0.992          1.046           107,925

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.292          1.359           346,452
                                                       2006      1.210          1.292           355,044
                                                       2005      1.197          1.210           499,326
                                                       2004      1.149          1.197           548,642
                                                       2003      1.000          1.149           279,238

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.018          2.237           428,777
                                                       2006      1.681          2.018           712,617
                                                       2005      1.490          1.681           182,026
                                                       2004      1.285          1.490           104,891
                                                       2003      1.000          1.285           172,623

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.822          1.880           663,378
                                                       2006      1.658          1.822           729,027
                                                       2005      1.572          1.658           898,865
                                                       2004      1.319          1.572           739,522
                                                       2003      1.000          1.319           296,115

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.231           747,857
                                                       2006      1.155          1.163           802,328
                                                       2005      1.091          1.155           607,804
                                                       2004      1.028          1.091           362,695

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.504          1.984           420,288
                                                       2006      1.874          2.504           622,287
                                                       2005      1.666          1.874           606,919
                                                       2004      1.256          1.666           613,969
                                                       2003      1.000          1.256           204,599

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.156          1.361                --
                                                       2006      1.095          1.156           202,341
                                                       2005      1.069          1.095           208,372
                                                       2004      1.061          1.069           189,758

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.927          1.751           382,788
                                                       2006      1.724          1.927           422,101
                                                       2005      1.585          1.724           349,541
                                                       2004      1.350          1.585           410,789
                                                       2003      1.000          1.350           107,851

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.413          1.498                --
                                                       2005      1.420          1.413           234,345
                                                       2004      1.281          1.420           242,393
                                                       2003      1.000          1.281           138,991

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.220          1.268         1,299,417
                                                       2006      1.173          1.220         1,417,746
                                                       2005      1.169          1.173         1,481,127
                                                       2004      1.085          1.169         1,103,963
                                                       2003      1.000          1.085           173,043

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.496          1.490                --
                                                       2006      1.327          1.496           512,448
                                                       2005      1.295          1.327           550,876
                                                       2004      1.187          1.295           546,256
                                                       2003      1.000          1.187            74,180




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.401          1.491               --
                                                       2006      1.350          1.401          190,377
                                                       2005      1.270          1.350           57,659
                                                       2004      1.220          1.270           55,738
                                                       2003      1.000          1.220           36,400

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.571          1.680           43,824
                                                       2006      1.446          1.571           70,500
                                                       2005      1.378          1.446           71,993
                                                       2004      1.239          1.378           73,592
                                                       2003      1.000          1.239           66,556

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.527          1.454          245,202
                                                       2006      1.332          1.527          364,809
                                                       2005      1.316          1.332          341,548
                                                       2004      1.211          1.316          183,238
                                                       2003      1.000          1.211           29,461

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.583          1.723           85,956
                                                       2006      1.488          1.583          119,896
                                                       2005      1.451          1.488           79,075
                                                       2004      1.330          1.451           46,779
                                                       2003      1.000          1.330            8,707

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.982          2.239           86,019
                                                       2006      1.667          1.982           94,875
                                                       2005      1.546          1.667           48,118
                                                       2004      1.333          1.546            9,059
                                                       2003      1.000          1.333            3,495

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.587          1.522          190,650

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.334          1.334           63,842

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614              796

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.190          1.245               --
                                                       2006      1.031          1.190               --
                                                       2005      1.018          1.031               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340               --
                                                       2006      1.188          1.305           65,655
                                                       2005      1.179          1.188           67,637
                                                       2004      1.110          1.179           69,791
                                                       2003      1.000          1.110           43,872

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.550          1.601               --
                                                       2006      1.430          1.550          198,987
                                                       2005      1.333          1.430          193,029
                                                       2004      1.252          1.333          164,993
                                                       2003      1.000          1.252           12,843

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.472          1.531          185,571

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.004          1.123          346,254
                                                       2006      0.994          1.004          348,084

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.011          1.040          122,401
                                                       2006      0.993          1.011          122,004

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.111          1.088               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.090          269,998
                                                       2006      0.996          1.048          332,675

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          229,111
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372               --
                                                       2005      1.281          1.315          171,811
                                                       2004      1.228          1.281          165,141
                                                       2003      1.000          1.228           32,569

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.828          1.987               --
                                                       2005      1.638          1.828          174,308
                                                       2004      1.407          1.638          144,105
                                                       2003      1.000          1.407           17,668

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.006          1.039               --
                                                       2006      0.996          1.006           10,670
                                                       2005      1.000          0.996            9,844
                                                       2004      0.991          1.000            9,570
                                                       2003      1.000          0.991               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.105               --
                                                       2005      0.997          0.987               --
                                                       2004      1.024          0.997               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.149          1.216               --
                                                       2005      1.132          1.149               --
                                                       2004      1.106          1.132               --
                                                       2003      1.000          1.106               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           11,054

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.239          1.290           35,872
                                                       2006      1.081          1.239           40,812
                                                       2005      0.986          1.081           13,622

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.121          4.350           32,354
                                                       2006      2.353          3.121           34,458
                                                       2005      1.747          2.353           25,637
                                                       2004      1.504          1.747           12,218
                                                       2003      1.000          1.504            8,367

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.656           77,885
                                                       2006      1.408          1.683          218,037
                                                       2005      1.363          1.408          231,103
                                                       2004      1.200          1.363          117,136
                                                       2003      1.000          1.200          119,366

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.237          1.355               --
                                                       2006      1.060          1.237               --
                                                       2005      0.977          1.060               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.560          1.971               --
                                                       2005      1.478          1.560            1,594
                                                       2004      1.278          1.478            1,597
                                                       2003      1.000          1.278               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.548          1.588           86,173
                                                       2006      1.359          1.548           40,463
                                                       2005      1.311          1.359           40,727
                                                       2004      1.208          1.311           40,836
                                                       2003      1.000          1.208           15,280

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.136          1.135           50,866
                                                       2006      1.036          1.136           70,425
                                                       2005      0.996          1.036           85,592

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.277          1.319          344,942
                                                       2006      1.205          1.277          438,612
                                                       2005      1.211          1.205          450,737
                                                       2004      1.148          1.211          453,688
                                                       2003      1.000          1.148           44,674

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.210          1.245               --
                                                       2006      1.080          1.210               --
                                                       2005      0.989          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.169          1.210          195,767
                                                       2006      1.060          1.169          113,340
                                                       2005      0.983          1.060               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.132          1.171          248,905
                                                       2006      1.045          1.132          183,481
                                                       2005      0.992          1.045          123,038

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.289          1.355          104,786
                                                       2006      1.208          1.289          104,811
                                                       2005      1.196          1.208           12,915
                                                       2004      1.149          1.196           20,367
                                                       2003      1.000          1.149            8,812

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.014          2.232           17,740
                                                       2006      1.679          2.014           18,680
                                                       2005      1.489          1.679            2,728
                                                       2004      1.284          1.489            2,733
                                                       2003      1.000          1.284               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.819          1.875           49,467
                                                       2006      1.655          1.819          117,988
                                                       2005      1.571          1.655          140,606
                                                       2004      1.318          1.571           28,881
                                                       2003      1.000          1.318           16,574

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.229               --
                                                       2006      1.154          1.161           11,879
                                                       2005      1.090          1.154           11,879
                                                       2004      1.028          1.090               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.500          1.979          112,110
                                                       2006      1.871          2.500          123,052
                                                       2005      1.664          1.871          129,963
                                                       2004      1.256          1.664          140,554
                                                       2003      1.000          1.256            8,492

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.358               --
                                                       2006      1.094          1.155           32,939
                                                       2005      1.069          1.094               --
                                                       2004      1.061          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.923          1.747           70,359
                                                       2006      1.722          1.923           96,279
                                                       2005      1.583          1.722          104,867
                                                       2004      1.349          1.583           76,513
                                                       2003      1.000          1.349           65,290

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495               --
                                                       2005      1.418          1.411            1,595
                                                       2004      1.280          1.418            1,597
                                                       2003      1.000          1.280               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.218          1.265           55,315
                                                       2006      1.171          1.218           78,121
                                                       2005      1.167          1.171          124,011
                                                       2004      1.085          1.167           90,059
                                                       2003      1.000          1.085           85,323

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.493          1.487               --
                                                       2006      1.326          1.493           52,762
                                                       2005      1.294          1.326           54,568
                                                       2004      1.187          1.294           36,753
                                                       2003      1.000          1.187           34,614

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.318          1.402                 --
                                                       2006      1.271          1.318              5,071
                                                       2005      1.196          1.271              4,665
                                                       2004      1.150          1.196                 --
                                                       2003      1.000          1.150                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.424          1.522             30,058
                                                       2006      1.311          1.424             30,078
                                                       2005      1.250          1.311             18,084
                                                       2004      1.125          1.250                 --
                                                       2003      1.004          1.125                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.447          1.377            178,119
                                                       2006      1.263          1.447            123,344
                                                       2005      1.248          1.263             40,761
                                                       2004      1.149          1.248             15,963
                                                       2003      1.000          1.149                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.452          1.580             66,629
                                                       2006      1.365          1.452             61,641
                                                       2005      1.332          1.365             33,449
                                                       2004      1.221          1.332             13,077
                                                       2003      1.000          1.221                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.804          2.037            383,034
                                                       2006      1.518          1.804            240,657
                                                       2005      1.409          1.518            240,002
                                                       2004      1.215          1.409                 --
                                                       2003      1.000          1.215                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.453          1.394            191,388

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.262          1.262          1,059,224

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.529          1.459             64,155

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.189          1.243                 --
                                                       2006      1.031          1.189             36,756
                                                       2005      1.018          1.031                 --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.235          1.268                 --
                                                       2006      1.125          1.235            571,536
                                                       2005      1.117          1.125                 --
                                                       2004      1.052          1.117                 --
                                                       2003      1.000          1.052                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.420          1.467                 --
                                                       2006      1.311          1.420            155,484
                                                       2005      1.222          1.311             30,519
                                                       2004      1.148          1.222                 --
                                                       2003      1.000          1.148                 --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.385          1.440              5,202

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.004          1.122             82,244
                                                       2006      0.994          1.004             72,558

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.012          1.040          1,335,803
                                                       2006      0.993          1.012          1,621,168

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.110          1.087            137,699

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.089            153,655
                                                       2006      0.996          1.047            159,641

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                 --
                                                       2005      0.980          0.987            448,027
                                                       2004      0.992          0.980            270,004
                                                       2003      1.000          0.992                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.231          1.284                 --
                                                       2005      1.200          1.231             15,372
                                                       2004      1.151          1.200             15,509
                                                       2003      1.000          1.151                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.642          1.784                 --
                                                       2005      1.472          1.642             32,542
                                                       2004      1.265          1.472                439
                                                       2003      1.000          1.265                 --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.994          1.027                 --
                                                       2006      0.985          0.994             62,657
                                                       2005      0.990          0.985             51,848
                                                       2004      0.982          0.990              1,733
                                                       2003      1.000          0.982                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.103                 --
                                                       2005      0.996          0.986                 --
                                                       2004      1.024          0.996                 --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.084          1.146                 --
                                                       2005      1.068          1.084            176,358
                                                       2004      1.044          1.068                 --
                                                       2003      1.000          1.044                 --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            189,034

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.238          1.289            384,520
                                                       2006      1.080          1.238            364,624
                                                       2005      0.986          1.080             48,517

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.843          3.962            101,574
                                                       2006      2.145          2.843             76,874
                                                       2005      1.593          2.145             45,940
                                                       2004      1.372          1.593                 --
                                                       2003      1.000          1.372                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.556          1.530            146,626
                                                       2006      1.302          1.556            102,535
                                                       2005      1.261          1.302             34,858
                                                       2004      1.111          1.261              1,953
                                                       2003      1.000          1.111                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.236          1.354                 --
                                                       2006      1.060          1.236              3,398
                                                       2005      0.977          1.060             19,224

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.454          1.837                 --
                                                       2005      1.379          1.454             11,239
                                                       2004      1.193          1.379                 --
                                                       2003      0.990          1.193                 --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.448          1.484             39,509
                                                       2006      1.272          1.448             18,330
                                                       2005      1.227          1.272             22,057
                                                       2004      1.131          1.227                 --
                                                       2003      1.000          1.131                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.135          1.133            660,242
                                                       2006      1.035          1.135            391,488
                                                       2005      0.996          1.035                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.200          1.239            322,552
                                                       2006      1.133          1.200            164,078
                                                       2005      1.139          1.133              7,137
                                                       2004      1.081          1.139                 --
                                                       2003      1.000          1.081                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.208          1.243            226,068
                                                       2006      1.079          1.208            178,542
                                                       2005      0.989          1.079             24,920

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.168          1.208         25,441,116
                                                       2006      1.060          1.168         16,802,370
                                                       2005      0.983          1.060            484,871

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.131          1.169         12,951,480
                                                       2006      1.045          1.131          7,654,407
                                                       2005      0.992          1.045            252,212

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.216          1.278            148,382
                                                       2006      1.140          1.216             16,645
                                                       2005      1.129          1.140                 --
                                                       2004      1.086          1.129                 --
                                                       2003      1.000          1.086                 --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.875          2.077             48,904
                                                       2006      1.563          1.875             46,428
                                                       2005      1.387          1.563             13,700
                                                       2004      1.197          1.387                 --
                                                       2003      0.996          1.197                 --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.653          1.704            130,212
                                                       2006      1.505          1.653            104,780
                                                       2005      1.430          1.505             41,160
                                                       2004      1.200          1.430             12,545
                                                       2003      1.000          1.200                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.160          1.227             64,399
                                                       2006      1.153          1.160             55,439
                                                       2005      1.090          1.153              5,021
                                                       2004      1.028          1.090                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.406          1.904             72,372
                                                       2006      1.802          2.406             62,116
                                                       2005      1.603          1.802             27,438
                                                       2004      1.211          1.603                788
                                                       2003      1.000          1.211                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.153          1.356                 --
                                                       2006      1.093          1.153             12,074
                                                       2005      1.068          1.093                 --
                                                       2004      1.061          1.068                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.719          1.560             38,149
                                                       2006      1.539          1.719             49,532
                                                       2005      1.416          1.539             18,165
                                                       2004      1.207          1.416                 --
                                                       2003      1.000          1.207                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.291          1.368                 --
                                                       2005      1.299          1.291                 --
                                                       2004      1.173          1.299                 --
                                                       2003      1.000          1.173                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.170          1.215          1,338,756
                                                       2006      1.126          1.170            425,438
                                                       2005      1.123          1.126             77,227
                                                       2004      1.044          1.123             16,936
                                                       2003      1.000          1.044                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.405          1.399                 --
                                                       2006      1.248          1.405             27,261
                                                       2005      1.219          1.248             20,307
                                                       2004      1.119          1.219                 --
                                                       2003      0.993          1.119                 --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.169          1.243               --
                                                       2006      1.127          1.169               --
                                                       2005      1.062          1.127               --
                                                       2004      1.000          1.062               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.253          1.339           13,540
                                                       2006      1.155          1.253               --
                                                       2005      1.101          1.155               --
                                                       2004      1.000          1.101               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.260          1.199           15,322
                                                       2006      1.101          1.260           10,032
                                                       2005      1.088          1.101            7,955
                                                       2004      1.000          1.088               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.206          1.311           10,366
                                                       2006      1.134          1.206            7,851
                                                       2005      1.107          1.134               --
                                                       2004      1.000          1.107               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.475          1.665               --
                                                       2006      1.242          1.475               --
                                                       2005      1.153          1.242               --
                                                       2004      1.000          1.153               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.232          1.181           76,228

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.179          1.178               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.224               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      1.018          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.154          1.184               --
                                                       2006      1.052          1.154               --
                                                       2005      1.044          1.052               --
                                                       2004      1.000          1.044               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.204          1.243               --
                                                       2006      1.112          1.204           51,528
                                                       2005      1.037          1.112            8,278
                                                       2004      1.000          1.037               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.228          1.276               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.121           64,759
                                                       2006      0.994          1.003           61,886

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.049            3,224
                                                       2006      1.003          1.022               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.109          1.086          104,998

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.088           52,179
                                                       2006      0.996          1.047           51,677

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997               --
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.092          1.138               --
                                                       2005      1.065          1.092            8,108
                                                       2004      1.000          1.065               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.299          1.411               --
                                                       2005      1.165          1.299            7,189
                                                       2004      1.000          1.165               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.996          1.028               --
                                                       2006      0.987          0.996               --
                                                       2005      0.992          0.987               --
                                                       2004      1.000          0.992               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.102               --
                                                       2005      0.996          0.986               --
                                                       2004      1.024          0.996               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.094               --
                                                       2005      1.020          1.035               --
                                                       2004      1.000          1.020               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.237          1.287           57,785
                                                       2006      1.080          1.237               --
                                                       2005      0.986          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.037          2.837           42,036
                                                       2006      1.537          2.037           27,146
                                                       2005      1.142          1.537               --
                                                       2004      1.000          1.142               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.395          1.371               --
                                                       2006      1.168          1.395               --
                                                       2005      1.132          1.168               --
                                                       2004      1.000          1.132               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235               --
                                                       2005      0.977          1.059               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.257          1.586               --
                                                       2005      1.192          1.257               --
                                                       2004      1.000          1.192               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.300          1.332               --
                                                       2006      1.143          1.300               --
                                                       2005      1.103          1.143               --
                                                       2004      1.000          1.103               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.134          1.132           15,812
                                                       2006      1.035          1.134               --
                                                       2005      0.996          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.085          1.120               --
                                                       2006      1.025          1.085               --
                                                       2005      1.031          1.025               --
                                                       2004      1.000          1.031               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      0.989          1.079               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.167          1.206               --
                                                       2006      1.059          1.167               --
                                                       2005      0.983          1.059               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.130          1.167               --
                                                       2006      1.045          1.130               --
                                                       2005      0.992          1.045               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.140          1.197               --
                                                       2006      1.069          1.140               --
                                                       2005      1.060          1.069               --
                                                       2004      1.000          1.060               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.593          1.763               --
                                                       2006      1.329          1.593               --
                                                       2005      1.180          1.329               --
                                                       2004      1.000          1.180               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.351          1.392               --
                                                       2006      1.231          1.351               --
                                                       2005      1.170          1.231               --
                                                       2004      1.000          1.170               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.158          1.224               --
                                                       2006      1.152          1.158               --
                                                       2005      1.089          1.152               --
                                                       2004      1.028          1.089               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.859          1.470           46,700
                                                       2006      1.393          1.859           30,480
                                                       2005      1.240          1.393            6,621
                                                       2004      1.000          1.240               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.151          1.353               --
                                                       2006      1.092          1.151            2,344
                                                       2005      1.068          1.092               --
                                                       2004      1.061          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.378          1.251           34,778
                                                       2006      1.235          1.378            5,080
                                                       2005      1.137          1.235               --
                                                       2004      1.000          1.137               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.082          1.146               --
                                                       2005      1.089          1.082               --
                                                       2004      1.000          1.089               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.101          1.143           11,242
                                                       2006      1.060          1.101               --
                                                       2005      1.058          1.060               --
                                                       2004      1.000          1.058               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.253          1.247               --
                                                       2006      1.113          1.253               --
                                                       2005      1.088          1.113               --
                                                       2004      1.000          1.088               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.393          1.482                --
                                                       2006      1.344          1.393           473,301
                                                       2005      1.267          1.344           476,742
                                                       2004      1.219          1.267           457,426
                                                       2003      1.000          1.219           128,865

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.563          1.669           193,067
                                                       2006      1.441          1.563           199,857
                                                       2005      1.374          1.441           195,658
                                                       2004      1.238          1.374           180,764
                                                       2003      1.000          1.238            19,208

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.518          1.444           794,275
                                                       2006      1.327          1.518           850,577
                                                       2005      1.312          1.327           882,683
                                                       2004      1.210          1.312           855,680
                                                       2003      1.000          1.210           302,021

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.574          1.711           304,992
                                                       2006      1.482          1.574           355,821
                                                       2005      1.447          1.482           360,559
                                                       2004      1.328          1.447           365,658
                                                       2003      1.000          1.328           177,710

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.971          2.224           313,231
                                                       2006      1.661          1.971           352,967
                                                       2005      1.542          1.661           336,958
                                                       2004      1.331          1.542           302,044
                                                       2003      1.000          1.331            93,864

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.577          1.512           746,719

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.326          1.325           129,758

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.681          1.602           127,981

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.187          1.241                --
                                                       2006      1.030          1.187               532
                                                       2005      1.017          1.030                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.298          1.332                --
                                                       2006      1.183          1.298           130,903
                                                       2005      1.176          1.183           144,409
                                                       2004      1.109          1.176           136,568
                                                       2003      1.000          1.109            65,191

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.542          1.592                --
                                                       2006      1.424          1.542           849,780
                                                       2005      1.329          1.424           870,547
                                                       2004      1.250          1.329           825,312
                                                       2003      1.000          1.250           258,579

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.463          1.520           363,557

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.120           234,750
                                                       2006      0.994          1.003           218,926

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.033           736,288
                                                       2006      0.988          1.006           650,299

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.109          1.085           267,083

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.087           558,962
                                                       2006      0.996          1.047           565,434

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982           380,021
                                                       2004      0.989          0.977           473,317
                                                       2003      1.000          0.989            14,082

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.310          1.366                --
                                                       2005      1.278          1.310           203,031
                                                       2004      1.227          1.278           213,927
                                                       2003      1.000          1.227            81,960

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.821          1.978                --
                                                       2005      1.634          1.821           297,416
                                                       2004      1.406          1.634           293,434
                                                       2003      1.000          1.406            77,896

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.000          1.032                --
                                                       2006      0.992          1.000           595,159
                                                       2005      0.997          0.992           600,036
                                                       2004      0.991          0.997           575,654
                                                       2003      1.000          0.991           271,430

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.100                --
                                                       2005      0.996          0.985            41,869
                                                       2004      1.024          0.996            41,346

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.144          1.209                --
                                                       2005      1.129          1.144           191,246
                                                       2004      1.105          1.129           178,277
                                                       2003      1.000          1.105            57,723

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           538,908

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.236          1.285            98,599
                                                       2006      1.080          1.236            97,196
                                                       2005      0.986          1.080            35,161

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.104          4.320           208,058
                                                       2006      2.344          3.104           206,874
                                                       2005      1.743          2.344           214,398
                                                       2004      1.503          1.743           199,365
                                                       2003      1.000          1.503            10,906

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.674          1.644           802,128
                                                       2006      1.402          1.674           801,231
                                                       2005      1.360          1.402         1,064,054
                                                       2004      1.199          1.360           814,124
                                                       2003      1.000          1.199           384,020

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.234          1.350                --
                                                       2006      1.059          1.234                --
                                                       2005      0.977          1.059                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.554          1.961                --
                                                       2005      1.475          1.554            46,376
                                                       2004      1.277          1.475            58,519
                                                       2003      1.000          1.277            24,796

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.540          1.577         1,200,453
                                                       2006      1.354          1.540         1,102,558
                                                       2005      1.308          1.354         1,129,293
                                                       2004      1.207          1.308         1,116,623
                                                       2003      1.000          1.207           389,324

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.133          1.130            31,624
                                                       2006      1.035          1.133            13,883
                                                       2005      0.996          1.035             6,104

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.270          1.310         1,541,765
                                                       2006      1.200          1.270         1,746,679
                                                       2005      1.208          1.200         1,715,716
                                                       2004      1.147          1.208         1,714,187
                                                       2003      1.000          1.147           758,360

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.206          1.240           160,649
                                                       2006      1.079          1.206           160,841
                                                       2005      0.989          1.079           161,058

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.166          1.205           636,020
                                                       2006      1.059          1.166           660,804
                                                       2005      0.983          1.059           685,197

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.129          1.166           713,734
                                                       2006      1.044          1.129           624,100
                                                       2005      0.992          1.044           428,960

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.282          1.346           291,449
                                                       2006      1.203          1.282           307,025
                                                       2005      1.193          1.203           299,510
                                                       2004      1.148          1.193           300,139
                                                       2003      1.000          1.148           138,078

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.003          2.217           207,466
                                                       2006      1.672          2.003           209,950
                                                       2005      1.485          1.672           156,277
                                                       2004      1.283          1.485           110,922
                                                       2003      1.000          1.283            18,951

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.809          1.862           708,692
                                                       2006      1.649          1.809           766,811
                                                       2005      1.567          1.649           800,785
                                                       2004      1.317          1.567           711,316
                                                       2003      1.000          1.317           375,708

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.157          1.222           185,789
                                                       2006      1.151          1.157           196,861
                                                       2005      1.089          1.151           248,756
                                                       2004      1.028          1.089           223,102

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.486          1.965           196,317
                                                       2006      1.864          2.486           205,079
                                                       2005      1.660          1.864           213,396
                                                       2004      1.255          1.660           221,119
                                                       2003      1.000          1.255           108,735

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.150          1.351                --
                                                       2006      1.091          1.150            29,574
                                                       2005      1.067          1.091            39,085
                                                       2004      1.061          1.067            37,777

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.913          1.735           420,227
                                                       2006      1.715          1.913           467,265
                                                       2005      1.579          1.715           450,323
                                                       2004      1.348          1.579           450,978
                                                       2003      1.000          1.348           234,601

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.406          1.488                --
                                                       2005      1.415          1.406            50,669
                                                       2004      1.279          1.415            58,833
                                                       2003      1.000          1.279            50,082

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.211          1.256         1,069,454
                                                       2006      1.166          1.211         1,163,113
                                                       2005      1.165          1.166         1,125,234
                                                       2004      1.084          1.165         1,094,532
                                                       2003      1.000          1.084           281,928

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.485          1.477                --
                                                       2006      1.320          1.485           365,205
                                                       2005      1.291          1.320           364,430
                                                       2004      1.186          1.291           314,441
                                                       2003      1.000          1.186            12,737




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.166          1.239                 --
                                                       2006      1.125          1.166                 --
                                                       2005      1.061          1.125                 --
                                                       2004      1.000          1.061                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.250          1.334                 --
                                                       2006      1.153          1.250                 --
                                                       2005      1.100          1.153                 --
                                                       2004      1.000          1.100                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.257          1.195             23,472
                                                       2006      1.099          1.257             23,472
                                                       2005      1.087          1.099                 --
                                                       2004      1.000          1.087                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.202          1.306                 --
                                                       2006      1.132          1.202                 --
                                                       2005      1.106          1.132                 --
                                                       2004      1.000          1.106                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.471          1.659                 --
                                                       2006      1.240          1.471                 --
                                                       2005      1.152          1.240                 --
                                                       2004      1.000          1.152                 --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.228          1.177             24,358

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.176          1.174            301,049

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.280          1.220                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.185          1.239                 --
                                                       2006      1.030          1.185                 --
                                                       2005      1.017          1.030                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.151          1.181                 --
                                                       2006      1.050          1.151             34,605
                                                       2005      1.044          1.050                 --
                                                       2004      1.000          1.044                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.201          1.239                 --
                                                       2006      1.110          1.201             24,358
                                                       2005      1.036          1.110                 --
                                                       2004      1.000          1.036                 --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.224          1.271                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.119                 --
                                                       2006      0.994          1.003                 --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.045          1,840,484
                                                       2006      1.001          1.019          1,168,622

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.108          1.084            159,837

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087                 --
                                                       2006      0.996          1.046                 --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                 --
                                                       2005      0.990          0.995                 --
                                                       2004      1.000          0.990                 --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.090          1.136                 --
                                                       2005      1.064          1.090                 --
                                                       2004      1.000          1.064                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.296          1.408                 --
                                                       2005      1.164          1.296                 --
                                                       2004      1.000          1.164                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.024                 --
                                                       2006      0.986          0.993             23,449
                                                       2005      0.991          0.986                 --
                                                       2004      1.000          0.991                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.984          1.099                 --
                                                       2005      0.995          0.984                 --
                                                       2004      1.024          0.995                 --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.033          1.091                 --
                                                       2005      1.019          1.033                 --
                                                       2004      1.000          1.019                 --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            115,442

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.235          1.283             24,311
                                                       2006      1.079          1.235             24,311
                                                       2005      0.986          1.079                 --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.031          2.826             15,081
                                                       2006      1.534          2.031             15,081
                                                       2005      1.142          1.534                 --
                                                       2004      1.000          1.142                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.391          1.366             21,349
                                                       2006      1.166          1.391             21,349
                                                       2005      1.131          1.166                 --
                                                       2004      1.000          1.131                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.233          1.348                 --
                                                       2006      1.058          1.233                 --
                                                       2005      0.977          1.058                 --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.254          1.582                 --
                                                       2005      1.191          1.254                 --
                                                       2004      1.000          1.191                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.297          1.327                 --
                                                       2006      1.141          1.297                 --
                                                       2005      1.102          1.141                 --
                                                       2004      1.000          1.102                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.132          1.129            636,631
                                                       2006      1.034          1.132            269,269
                                                       2005      0.996          1.034                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.082          1.116            304,921
                                                       2006      1.023          1.082            115,133
                                                       2005      1.030          1.023                 --
                                                       2004      1.000          1.030                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.205          1.238                 --
                                                       2006      1.078          1.205                 --
                                                       2005      0.989          1.078                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.165          1.203         32,010,581
                                                       2006      1.058          1.165         15,830,366
                                                       2005      0.982          1.058                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.128          1.164          8,306,053
                                                       2006      1.044          1.128          4,243,986
                                                       2005      0.992          1.044                 --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.137          1.193                 --
                                                       2006      1.067          1.137                 --
                                                       2005      1.059          1.067                 --
                                                       2004      1.000          1.059                 --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.588          1.757                 --
                                                       2006      1.326          1.588                 --
                                                       2005      1.179          1.326                 --
                                                       2004      1.000          1.179                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.348          1.387                 --
                                                       2006      1.229          1.348                 --
                                                       2005      1.169          1.229                 --
                                                       2004      1.000          1.169                 --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.220                 --
                                                       2006      1.150          1.155                 --
                                                       2005      1.088          1.150                 --
                                                       2004      1.028          1.088                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.854          1.465                 --
                                                       2006      1.391          1.854                 --
                                                       2005      1.239          1.391                 --
                                                       2004      1.000          1.239                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.148          1.348                 --
                                                       2006      1.090          1.148                 --
                                                       2005      1.067          1.090                 --
                                                       2004      1.061          1.067                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.374          1.246                 --
                                                       2006      1.233          1.374                 --
                                                       2005      1.136          1.233                 --
                                                       2004      1.000          1.136                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.081          1.144                 --
                                                       2005      1.088          1.081                 --
                                                       2004      1.000          1.088                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.098          1.139            402,689
                                                       2006      1.058          1.098            148,095
                                                       2005      1.057          1.058                 --
                                                       2004      1.000          1.057                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.249          1.242                 --
                                                       2006      1.111          1.249                 --
                                                       2005      1.087          1.111                 --
                                                       2004      1.000          1.087                 --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.158          1.231                --
                                                       2006      1.118          1.158            15,339
                                                       2005      1.054          1.118            14,745
                                                       2004      1.000          1.054             7,548

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.209          1.289            14,402
                                                       2006      1.115          1.209            14,806
                                                       2005      1.065          1.115            14,744
                                                       2004      1.000          1.065             7,466

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.238          1.176            27,764
                                                       2006      1.083          1.238            26,610
                                                       2005      1.072          1.083            22,036
                                                       2004      1.000          1.072             7,444

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.178          1.279           107,410
                                                       2006      1.110          1.178             6,835
                                                       2005      1.085          1.110             6,838
                                                       2004      1.000          1.085                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.474          1.661           746,617
                                                       2006      1.243          1.474           853,437
                                                       2005      1.156          1.243           552,169
                                                       2004      1.000          1.156                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.246          1.194             6,940

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.185          1.183            62,591

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.223           214,247

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.184          1.238                --
                                                       2006      1.029          1.184                --
                                                       2005      1.017          1.029                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.161          1.190                --
                                                       2006      1.059          1.161                --
                                                       2005      1.053          1.059                --
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.218          1.257                --
                                                       2006      1.127          1.218             6,940
                                                       2005      1.052          1.127             6,943
                                                       2004      1.000          1.052                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.215          1.262            14,282

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.002          1.118           184,702
                                                       2006      0.994          1.002             7,741

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.048           588,972
                                                       2006      1.005          1.022            14,545

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.108          1.083                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086           251,720
                                                       2006      0.996          1.046            47,440

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998             3,336
                                                       2004      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.117                --
                                                       2005      1.047          1.071             6,895
                                                       2004      1.000          1.047                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.301          1.413                --
                                                       2005      1.169          1.301            34,425
                                                       2004      1.000          1.169             6,993

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.033          1.065                --
                                                       2006      1.026          1.033            21,235
                                                       2005      1.032          1.026            19,655
                                                       2004      1.000          1.032             7,393

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.980          1.094                --
                                                       2005      0.992          0.980                --
                                                       2004      1.000          0.992                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.039          1.097                --
                                                       2005      1.026          1.039                --
                                                       2004      1.000          1.026                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           157,384

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.234          1.281           213,317
                                                       2006      1.079          1.234            75,396
                                                       2005      0.986          1.079            76,912

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.302          3.201           337,844
                                                       2006      1.740          2.302            60,738
                                                       2005      1.295          1.740            55,647
                                                       2004      1.000          1.295                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.382          1.356           171,806
                                                       2006      1.159          1.382            44,436
                                                       2005      1.125          1.159            45,947
                                                       2004      1.000          1.125             7,107

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.232          1.347                --
                                                       2006      1.058          1.232                --
                                                       2005      0.977          1.058                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.239          1.562                --
                                                       2005      1.177          1.239                --
                                                       2004      1.000          1.177                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.281          1.310           141,248
                                                       2006      1.128          1.281            76,205
                                                       2005      1.090          1.128            77,759
                                                       2004      1.000          1.090            10,959

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.131          1.127            54,219
                                                       2006      1.034          1.131            45,872
                                                       2005      0.996          1.034            40,471

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.138          1.173                --
                                                       2006      1.077          1.138                --
                                                       2005      1.085          1.077                --
                                                       2004      1.000          1.085                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.204          1.236         1,375,664
                                                       2006      1.078          1.204         1,240,245
                                                       2005      0.989          1.078           103,019

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.164          1.201         1,392,333
                                                       2006      1.058          1.164           879,637
                                                       2005      0.982          1.058           591,036

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.127          1.163         1,225,476
                                                       2006      1.043          1.127         1,172,529
                                                       2005      0.992          1.043           856,788

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.159          1.216                --
                                                       2006      1.089          1.159                --
                                                       2005      1.081          1.089                --
                                                       2004      1.000          1.081                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.575          1.741            37,135
                                                       2006      1.316          1.575            24,304
                                                       2005      1.170          1.316             6,399
                                                       2004      1.000          1.170                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.317          1.354            20,430
                                                       2006      1.202          1.317            49,515
                                                       2005      1.143          1.202            41,285
                                                       2004      1.000          1.143                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.134          1.197           148,137
                                                       2006      1.130          1.134            46,692
                                                       2005      1.070          1.130            47,259
                                                       2004      1.000          1.070                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.954          1.543             3,814
                                                       2006      1.467          1.954                --
                                                       2005      1.308          1.467                --
                                                       2004      1.000          1.308                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.086          1.275                --
                                                       2006      1.032          1.086            12,588
                                                       2005      1.010          1.032             2,708
                                                       2004      1.000          1.010                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.395          1.264            11,392
                                                       2006      1.251          1.395            34,319
                                                       2005      1.154          1.251            16,513
                                                       2004      1.000          1.154                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.099          1.164                --
                                                       2005      1.108          1.099            11,192
                                                       2004      1.000          1.108                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.140          1.181            63,284
                                                       2006      1.099          1.140            33,307
                                                       2005      1.098          1.099            25,601
                                                       2004      1.000          1.098            10,612

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.247          1.239                --
                                                       2006      1.110          1.247            21,079
                                                       2005      1.086          1.110            21,072
                                                       2004      1.000          1.086             7,336




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.383          1.470                --
                                                       2006      1.337          1.383            79,628
                                                       2005      1.263          1.337            77,429
                                                       2004      1.217          1.263            55,053
                                                       2003      1.000          1.217            17,132

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.551          1.653           222,706
                                                       2006      1.433          1.551           224,993
                                                       2005      1.370          1.433           227,045
                                                       2004      1.237          1.370           228,349
                                                       2003      1.000          1.237            53,264

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.507          1.430           403,973
                                                       2006      1.319          1.507           501,837
                                                       2005      1.308          1.319           473,260
                                                       2004      1.208          1.308           446,328
                                                       2003      1.000          1.208           256,644

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.563          1.695            70,114
                                                       2006      1.474          1.563            72,916
                                                       2005      1.442          1.474            99,309
                                                       2004      1.326          1.442            71,624
                                                       2003      1.000          1.326             7,904

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.957          2.203           235,719
                                                       2006      1.652          1.957           277,063
                                                       2005      1.537          1.652           138,831
                                                       2004      1.330          1.537           117,899
                                                       2003      1.000          1.330            19,832

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.565          1.498           167,413

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.316          1.312           253,111

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.587             6,686

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.182          1.235                --
                                                       2006      1.028          1.182                --
                                                       2005      1.016          1.028                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.289          1.321                --
                                                       2006      1.177          1.289           229,077
                                                       2005      1.172          1.177           203,604
                                                       2004      1.108          1.172           197,526
                                                       2003      1.000          1.108            88,478

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.530          1.579                --
                                                       2006      1.417          1.530           180,242
                                                       2005      1.325          1.417           184,766
                                                       2004      1.249          1.325           185,920
                                                       2003      1.000          1.249            96,304

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.452          1.506            40,771

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.002          1.117           130,940
                                                       2006      0.994          1.002           138,960

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.999          1.023         1,339,539
                                                       2006      0.982          0.999           229,926

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.107          1.081            78,098

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.084            82,641
                                                       2006      0.996          1.045           167,578

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                --
                                                       2005      0.973          0.977           175,158
                                                       2004      0.988          0.973           244,288
                                                       2003      1.000          0.988            12,446

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.303          1.358                --
                                                       2005      1.274          1.303           105,986
                                                       2004      1.225          1.274           112,203
                                                       2003      1.000          1.225            72,815

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.811          1.966                --
                                                       2005      1.628          1.811            73,067
                                                       2004      1.404          1.628            50,029
                                                       2003      1.000          1.404            24,647

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.022                --
                                                       2006      0.987          0.993           157,452
                                                       2005      0.994          0.987           155,658
                                                       2004      0.989          0.994           153,578
                                                       2003      1.000          0.989             6,698

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.981          1.094                --
                                                       2005      0.994          0.981             9,942
                                                       2004      1.024          0.994             5,891

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.138          1.201                --
                                                       2005      1.125          1.138         1,199,243
                                                       2004      1.103          1.125         1,240,747
                                                       2003      1.000          1.103           869,720

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           169,362

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.232          1.278           419,339
                                                       2006      1.078          1.232           445,126
                                                       2005      0.986          1.078           237,014

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.081          4.280            36,659
                                                       2006      2.331          3.081            59,392
                                                       2005      1.737          2.331            67,355
                                                       2004      1.501          1.737            47,838
                                                       2003      1.000          1.501            13,750

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.661          1.629           291,561
                                                       2006      1.395          1.661           301,568
                                                       2005      1.355          1.395           328,596
                                                       2004      1.197          1.355           331,048
                                                       2003      1.000          1.197            62,477

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.230          1.343                --
                                                       2006      1.057          1.230                --
                                                       2005      0.977          1.057                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.546          1.947                --
                                                       2005      1.470          1.546             6,124
                                                       2004      1.275          1.470                --
                                                       2003      1.000          1.275                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.529          1.562           181,311
                                                       2006      1.347          1.529           211,130
                                                       2005      1.304          1.347           215,634
                                                       2004      1.205          1.304           181,256
                                                       2003      1.000          1.205            81,704

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.129          1.124           413,900
                                                       2006      1.033          1.129           349,710
                                                       2005      0.996          1.033           109,171

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.260          1.298           950,962
                                                       2006      1.194          1.260         1,030,106
                                                       2005      1.204          1.194         1,466,238
                                                       2004      1.145          1.204         1,854,769
                                                       2003      1.000          1.145         1,355,872

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.202          1.233            40,846
                                                       2006      1.077          1.202            40,878
                                                       2005      0.989          1.077            40,915

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.162          1.198         7,539,164
                                                       2006      1.057          1.162         3,885,555
                                                       2005      0.982          1.057           108,254

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.125          1.159         2,452,462
                                                       2006      1.043          1.125         2,384,444
                                                       2005      0.992          1.043           533,095

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.273          1.333            57,051
                                                       2006      1.197          1.273            67,062
                                                       2005      1.189          1.197            67,248
                                                       2004      1.146          1.189            67,408
                                                       2003      1.000          1.146             4,572

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.989          2.196           205,897
                                                       2006      1.663          1.989           217,805
                                                       2005      1.480          1.663           208,918
                                                       2004      1.282          1.480           196,101
                                                       2003      1.000          1.282             2,286

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.796          1.845           254,784
                                                       2006      1.640          1.796           264,819
                                                       2005      1.562          1.640           265,245
                                                       2004      1.315          1.562           228,370
                                                       2003      1.000          1.315            85,990

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.150          1.213           180,773
                                                       2006      1.147          1.150           170,231
                                                       2005      1.087          1.147           177,394
                                                       2004      1.028          1.087             5,482

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.468          1.947            96,860
                                                       2006      1.854          2.468           109,529
                                                       2005      1.655          1.854           110,071
                                                       2004      1.253          1.655           103,951
                                                       2003      1.000          1.253            61,196

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.143          1.341                --
                                                       2006      1.087          1.143            21,339
                                                       2005      1.066          1.087            27,674
                                                       2004      1.061          1.066             4,247

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.899          1.719           196,895
                                                       2006      1.706          1.899           212,368
                                                       2005      1.574          1.706           215,877
                                                       2004      1.346          1.574           215,985
                                                       2003      1.000          1.346            42,069

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.398          1.479                --
                                                       2005      1.410          1.398            24,107
                                                       2004      1.277          1.410             4,504
                                                       2003      1.000          1.277               576

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.202          1.245           159,090
                                                       2006      1.160          1.202           232,939
                                                       2005      1.161          1.160           226,934
                                                       2004      1.082          1.161           226,037
                                                       2003      1.000          1.082            91,426

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.474          1.464                --
                                                       2006      1.313          1.474           109,113
                                                       2005      1.287          1.313           108,416
                                                       2004      1.184          1.287            65,866
                                                       2003      1.000          1.184            39,816




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.111          1.180                --
                                                       2006      1.074          1.111                --
                                                       2005      1.000          1.074                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.132          1.206                --
                                                       2006      1.047          1.132                --
                                                       2005      1.000          1.047                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.155          1.095                --
                                                       2006      1.011          1.155                --
                                                       2005      1.000          1.011                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.111          1.205                --
                                                       2006      1.049          1.111                --
                                                       2005      1.000          1.049                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.265          1.424                --
                                                       2006      1.068          1.265                --
                                                       2005      1.000          1.068                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.197          1.145                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.129          1.125            13,171

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.230          1.170                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.181          1.234                --
                                                       2006      1.028          1.181                --
                                                       2005      1.016          1.028                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.106          1.134                --
                                                       2006      1.010          1.106            86,821
                                                       2005      1.000          1.010                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.170          1.207                --
                                                       2006      1.084          1.170                --
                                                       2005      1.000          1.084                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.165          1.209                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.001          1.116                --
                                                       2006      0.994          1.001                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.050             5,481
                                                       2006      1.009          1.026                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.106          1.080                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.083                --
                                                       2006      0.996          1.045                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.009                --
                                                       2005      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.037          1.080                --
                                                       2005      1.000          1.037                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.140          1.237                --
                                                       2005      1.000          1.140                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.023                --
                                                       2006      0.988          0.993                --
                                                       2005      1.000          0.988                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.100                --
                                                       2005      1.000          0.987                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.009          1.064                --
                                                       2005      1.000          1.009                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             2,907

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.230          1.276                --
                                                       2006      1.077          1.230                --
                                                       2005      0.986          1.077                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.702          2.364                --
                                                       2006      1.289          1.702                --
                                                       2005      1.000          1.289                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.219          1.195                --
                                                       2006      1.024          1.219                --
                                                       2005      1.000          1.024                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.229          1.341                --
                                                       2006      1.057          1.229                --
                                                       2005      0.977          1.057                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.035          1.302                --
                                                       2005      1.000          1.035                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.182          1.207                --
                                                       2006      1.042          1.182                --
                                                       2005      1.000          1.042                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.128          1.122           129,308
                                                       2006      1.033          1.128            97,114
                                                       2005      0.996          1.033                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.044          1.074            66,824
                                                       2006      0.989          1.044            26,097
                                                       2005      1.000          0.989                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.201          1.231                --
                                                       2006      1.076          1.201                --
                                                       2005      0.989          1.076                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.161          1.196         2,096,147
                                                       2006      1.057          1.161         1,001,661
                                                       2005      0.982          1.057                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.124          1.158         3,003,539
                                                       2006      1.042          1.124         1,132,754
                                                       2005      0.992          1.042                --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.080          1.131                --
                                                       2006      1.016          1.080                --
                                                       2005      1.000          1.016                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.340          1.479                --
                                                       2006      1.121          1.340                --
                                                       2005      1.000          1.121                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.154          1.185                --
                                                       2006      1.054          1.154                --
                                                       2005      1.000          1.054                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.093          1.152                --
                                                       2006      1.090          1.093                --
                                                       2005      1.000          1.090                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.560          1.230                --
                                                       2006      1.173          1.560                --
                                                       2005      1.000          1.173                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.064          1.247                --
                                                       2006      1.012          1.064                --
                                                       2005      1.000          1.012                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.225          1.108                --
                                                       2006      1.101          1.225                --
                                                       2005      1.000          1.101                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.024          1.084                --
                                                       2005      1.000          1.024                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.030          1.066           194,339
                                                       2006      0.995          1.030           194,189
                                                       2005      1.000          0.995                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.144          1.135                --
                                                       2006      1.020          1.144                --
                                                       2005      1.000          1.020                --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.152          1.223               --
                                                       2006      1.114          1.152               --
                                                       2005      1.053          1.114               --
                                                       2004      1.000          1.053               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.203          1.280               --
                                                       2006      1.112          1.203               --
                                                       2005      1.064          1.112               --
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.232          1.168               --
                                                       2006      1.079          1.232               --
                                                       2005      1.071          1.079               --
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.172          1.270               --
                                                       2006      1.106          1.172               --
                                                       2005      1.083          1.106               --
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.467          1.650               --
                                                       2006      1.239          1.467            9,086
                                                       2005      1.154          1.239            9,092
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.239          1.185           19,162

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.178          1.175               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.277          1.215               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.180          1.233               --
                                                       2006      1.027          1.180               --
                                                       2005      1.015          1.027               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.155          1.183               --
                                                       2006      1.056          1.155               --
                                                       2005      1.052          1.056               --
                                                       2004      1.000          1.052               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.212          1.250               --
                                                       2006      1.123          1.212               --
                                                       2005      1.051          1.123               --
                                                       2004      1.000          1.051               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.208          1.253               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.001          1.115               --
                                                       2006      0.994          1.001               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.016          1.040           24,947
                                                       2006      1.001          1.016           24,809

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.106          1.079               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.082           21,083
                                                       2006      0.996          1.045               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995           22,497
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.068          1.113               --
                                                       2005      1.045          1.068               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.297          1.408               --
                                                       2005      1.167          1.297               --
                                                       2004      1.000          1.167               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.028          1.057               --
                                                       2006      1.023          1.028               --
                                                       2005      1.031          1.023               --
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.977          1.088               --
                                                       2005      0.991          0.977               --
                                                       2004      1.000          0.991               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.091               --
                                                       2005      1.025          1.035               --
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           18,280

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.229          1.274               --
                                                       2006      1.077          1.229               --
                                                       2005      0.986          1.077               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.290          3.178              653
                                                       2006      1.734          2.290               --
                                                       2005      1.294          1.734               --
                                                       2004      1.000          1.294               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.375          1.347           15,597
                                                       2006      1.155          1.375               --
                                                       2005      1.124          1.155               --
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.228          1.339               --
                                                       2006      1.056          1.228               --
                                                       2005      0.977          1.056               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.235          1.554               --
                                                       2005      1.176          1.235               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.274          1.301               --
                                                       2006      1.124          1.274               --
                                                       2005      1.089          1.124               --
                                                       2004      1.000          1.089               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.127          1.121           20,724
                                                       2006      1.032          1.127               --
                                                       2005      0.996          1.032               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.132          1.165               --
                                                       2006      1.074          1.132               --
                                                       2005      1.084          1.074               --
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.200          1.230               --
                                                       2006      1.076          1.200               --
                                                       2005      0.989          1.076               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.160          1.195          375,305
                                                       2006      1.056          1.160          398,628
                                                       2005      0.982          1.056            7,802

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.123          1.156            7,782
                                                       2006      1.042          1.123            7,816
                                                       2005      0.992          1.042            7,848

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.153          1.207               --
                                                       2006      1.086          1.153               --
                                                       2005      1.080          1.086               --
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.567          1.729           16,337
                                                       2006      1.312          1.567               --
                                                       2005      1.169          1.312               --
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.310          1.345               --
                                                       2006      1.198          1.310               --
                                                       2005      1.142          1.198               --
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.128          1.189               --
                                                       2006      1.127          1.128               --
                                                       2005      1.069          1.127               --
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.945          1.533               --
                                                       2006      1.462          1.945               --
                                                       2005      1.306          1.462               --
                                                       2004      1.000          1.306               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.081          1.266               --
                                                       2006      1.029          1.081               --
                                                       2005      1.009          1.029               --
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.388          1.255               --
                                                       2006      1.248          1.388               --
                                                       2005      1.152          1.248               --
                                                       2004      1.000          1.152               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.096          1.159               --
                                                       2005      1.106          1.096               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.134          1.173               --
                                                       2006      1.095          1.134               --
                                                       2005      1.097          1.095               --
                                                       2004      1.000          1.097               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.240          1.231               --
                                                       2006      1.106          1.240               --
                                                       2005      1.085          1.106               --
                                                       2004      1.000          1.085               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.987          1.048                --
                                                       2006      1.000          0.987                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.038          1.103                --
                                                       2006      1.000          1.038                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.109          1.050                --
                                                       2006      1.000          1.109                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.995          1.078                --
                                                       2006      1.000          0.995                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.135          1.276                --
                                                       2006      1.000          1.135                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.048          1.002                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.091          1.086            72,251

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.146          1.089                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.104          1.153                --
                                                       2006      1.000          1.104                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.069          1.096                --
                                                       2006      1.000          1.069            32,364

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.026          1.058                --
                                                       2006      1.000          1.026                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.035          1.073                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.000          1.113                --
                                                       2006      0.994          1.000                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.042           193,559
                                                       2006      1.004          1.019           107,911

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.104          1.078                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.080                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.034                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.035                --
                                                       2006      1.000          1.007            22,693

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.086                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            20,641

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.102          1.141                --
                                                       2006      1.000          1.102                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.182          1.639                --
                                                       2006      1.000          1.182                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.152          1.127                --
                                                       2006      1.000          1.152                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.108          1.208                --
                                                       2006      1.000          1.108                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.000          1.192                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.101          1.123                --
                                                       2006      1.000          1.101                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.075          1.069            90,439
                                                       2006      1.000          1.075            46,200

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.045          1.074            21,369
                                                       2006      1.000          1.045            22,533

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.072          1.097                --
                                                       2006      1.000          1.072                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.062          1.093         1,043,250
                                                       2006      1.000          1.062           766,070

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.051          1.081           949,199
                                                       2006      1.000          1.051           836,456

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.056          1.104                --
                                                       2006      1.000          1.056                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.124          1.238                --
                                                       2006      1.000          1.124                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.066          1.093                --
                                                       2006      1.000          1.066                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.984          1.035                --
                                                       2006      1.000          0.984                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.247          0.982                --
                                                       2006      1.000          1.247                --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.005          1.177                --
                                                       2006      1.000          1.005                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.037          0.937                --
                                                       2006      1.000          1.037                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.030          1.064           236,606
                                                       2006      1.000          1.030            62,859

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.082          1.073                --
                                                       2006      1.000          1.082                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.107          1.175               --
                                                       2006      1.072          1.107               --
                                                       2005      1.000          1.072               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.128          1.199               --
                                                       2006      1.045          1.128               --
                                                       2005      1.000          1.045               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.151          1.089               --
                                                       2006      1.010          1.151               --
                                                       2005      1.000          1.010               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.107          1.198               --
                                                       2006      1.047          1.107               --
                                                       2005      1.000          1.047               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.260          1.415               --
                                                       2006      1.067          1.260               --
                                                       2005      1.000          1.067               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.191          1.138               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.124          1.119            4,111

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.225          1.164               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.177          1.229               --
                                                       2006      1.026          1.177               --
                                                       2005      1.014          1.026               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.102          1.129               --
                                                       2006      1.009          1.102            4,055
                                                       2005      1.000          1.009               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.166          1.202               --
                                                       2006      1.082          1.166               --
                                                       2005      1.000          1.082               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.160          1.202               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.000          1.112               --
                                                       2006      0.994          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.044               --
                                                       2006      1.007          1.022               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.104          1.077               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.079               --
                                                       2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.007               --
                                                       2005      1.000          1.002               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.035          1.078               --
                                                       2005      1.000          1.035               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.138          1.234               --
                                                       2005      1.000          1.138               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.990          1.017               --
                                                       2006      0.986          0.990               --
                                                       2005      1.000          0.986               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.096               --
                                                       2005      1.000          0.985               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.008          1.060               --
                                                       2005      1.000          1.008               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.226          1.269               --
                                                       2006      1.076          1.226               --
                                                       2005      0.985          1.076               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.696          2.350               --
                                                       2006      1.286          1.696               --
                                                       2005      1.000          1.286               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.215          1.188               --
                                                       2006      1.022          1.215               --
                                                       2005      1.000          1.022               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.224          1.334               --
                                                       2006      1.055          1.224               --
                                                       2005      0.977          1.055               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.033          1.298               --
                                                       2005      1.000          1.033               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.177          1.200               --
                                                       2006      1.040          1.177               --
                                                       2005      1.000          1.040               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.124          1.116               --
                                                       2006      1.031          1.124               --
                                                       2005      0.995          1.031               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.040          1.068               --
                                                       2006      0.987          1.040               --
                                                       2005      1.000          0.987               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.197          1.225               --
                                                       2006      1.075          1.197               --
                                                       2005      0.989          1.075               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.157          1.190          560,095
                                                       2006      1.055          1.157          533,484
                                                       2005      0.982          1.055               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.120          1.151           59,411
                                                       2006      1.041          1.120            4,002
                                                       2005      0.992          1.041               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.076          1.125               --
                                                       2006      1.015          1.076               --
                                                       2005      1.000          1.015               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.335          1.470               --
                                                       2006      1.119          1.335               --
                                                       2005      1.000          1.119               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.150          1.178               --
                                                       2006      1.053          1.150               --
                                                       2005      1.000          1.053               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.089          1.145               --
                                                       2006      1.088          1.089               --
                                                       2005      1.000          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.554          1.223               --
                                                       2006      1.171          1.554               --
                                                       2005      1.000          1.171               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.060          1.240               --
                                                       2006      1.010          1.060               --
                                                       2005      1.000          1.010               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.220          1.102               --
                                                       2006      1.099          1.220               --
                                                       2005      1.000          1.099               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.023          1.081               --
                                                       2005      1.000          1.023               --

                                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.026          1.060            4,302
                                                       2006      0.993          1.026            4,360
                                                       2005      1.000          0.993               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.140          1.129               --
                                                       2006      1.018          1.140               --
                                                       2005      1.000          1.018               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.378          1.346                --
                                                       2005      1.220          1.378            19,186
                                                       2004      1.145          1.220            19,590
                                                       2003      1.000          1.145                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.954          2.206           143,654
                                                       2006      1.650          1.954           134,686
                                                       2005      1.471          1.650           156,779
                                                       2004      1.319          1.471           109,010
                                                       2003      1.000          1.319             4,640

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.722          1.902           636,174
                                                       2006      1.589          1.722           660,416
                                                       2005      1.391          1.589           634,187
                                                       2004      1.258          1.391           447,445
                                                       2003      1.000          1.258            95,430

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.606          1.658         1,018,135
                                                       2006      1.418          1.606         1,062,027
                                                       2005      1.362          1.418           996,140
                                                       2004      1.256          1.362           718,411
                                                       2003      1.000          1.256            77,184

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.660          1.642                --
                                                       2005      1.428          1.660            81,761
                                                       2004      1.215          1.428            47,486
                                                       2003      1.000          1.215            38,283

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.719          2.242                --
                                                       2005      1.631          1.719           319,088
                                                       2004      1.263          1.631           249,103
                                                       2003      1.000          1.263            53,961

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.420          1.496            84,194
                                                       2006      1.240          1.420            81,955
                                                       2005      1.209          1.240            81,649
                                                       2004      1.170          1.209            48,969
                                                       2003      1.000          1.170            28,148

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.491          1.304           105,139
                                                       2006      1.461          1.491           106,625
                                                       2005      1.405          1.461           101,971
                                                       2004      1.283          1.405            94,662
                                                       2003      1.000          1.283            24,523

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.312          1.426                --
                                                       2005      1.211          1.312            34,027
                                                       2004      1.079          1.211            10,419
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.309          1.459                --
                                                       2005      1.209          1.309            29,390
                                                       2004      1.072          1.209            18,570
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.762          2.032           207,366
                                                       2006      1.608          1.762           215,816
                                                       2005      1.402          1.608           187,658
                                                       2004      1.239          1.402           164,548
                                                       2003      1.000          1.239            25,197

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.566          1.643                --
                                                       2006      1.399          1.566             3,837
                                                       2005      1.179          1.399             3,843
                                                       2004      1.184          1.179             3,849
                                                       2003      1.000          1.184                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.215          2.512           326,542
                                                       2006      2.005          2.215           323,563
                                                       2005      1.728          2.005           317,898
                                                       2004      1.410          1.728           221,510
                                                       2003      1.000          1.410            25,494

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.452          1.690                --
                                                       2005      1.336          1.452            46,371
                                                       2004      1.206          1.336            24,570
                                                       2003      1.000          1.206             8,710

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.859          3.619            79,202
                                                       2006      2.270          2.859            90,661
                                                       2005      1.812          2.270           103,647
                                                       2004      1.478          1.812            83,853
                                                       2003      1.000          1.478             9,983

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.015          2.287           454,337
                                                       2006      1.687          2.015           511,961
                                                       2005      1.558          1.687           635,490
                                                       2004      1.337          1.558           446,541
                                                       2003      1.104          1.337           115,962

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.619          1.939                --
                                                       2005      1.513          1.619           366,963
                                                       2004      1.326          1.513           168,501
                                                       2003      1.000          1.326            41,506

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081                --
                                                       2005      1.062          1.058           103,774
                                                       2004      0.992          1.062                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.232          1.272                --
                                                       2005      1.164          1.232            22,607
                                                       2004      1.093          1.164            22,497
                                                       2003      1.000          1.093            10,549

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.544          1.847             3,256
                                                       2006      1.477          1.544                --
                                                       2005      1.337          1.477                --
                                                       2004      1.191          1.337                --
                                                       2003      1.000          1.191                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.592          1.905            13,771
                                                       2006      1.502          1.592             7,085
                                                       2005      1.369          1.502             4,934
                                                       2004      1.385          1.369                --
                                                       2003      1.000          1.385                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.549          1.666             3,622
                                                       2006      1.336          1.549             3,714
                                                       2005      1.287          1.336             3,689
                                                       2004      1.253          1.287             2,471
                                                       2003      1.000          1.253                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.540          1.726                --
                                                       2005      1.506          1.540           115,994
                                                       2004      1.333          1.506            66,032
                                                       2003      1.000          1.333                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.651          1.591           122,610

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.528          1.580            27,899

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.522          1.570           222,472
                                                       2006      1.345          1.522           210,463
                                                       2005      1.312          1.345           215,693
                                                       2004      1.211          1.312           196,252
                                                       2003      1.000          1.211            50,500

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.722          1.648           217,084

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.682          1.718           147,166
                                                       2006      1.447          1.682           179,779
                                                       2005      1.381          1.447           192,667
                                                       2004      1.273          1.381           156,982
                                                       2003      1.000          1.273            46,385

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.416          1.417           143,362

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.849          1.999           218,735
                                                       2006      1.667          1.849           225,527
                                                       2005      1.617          1.667           216,572
                                                       2004      1.429          1.617           191,713
                                                       2003      1.000          1.429            35,787

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.136          1.238           349,274
                                                       2006      1.073          1.136           351,869
                                                       2005      1.045          1.073           361,525
                                                       2004      0.986          1.045           323,941

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.023          1.019           264,452
                                                       2006      0.999          1.023            62,439
                                                       2005      0.993          0.999            72,397
                                                       2004      0.998          0.993            73,596
                                                       2003      1.000          0.998            11,739

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.656          1.737                --
                                                       2006      1.426          1.656           224,924
                                                       2005      1.394          1.426           238,607
                                                       2004      1.309          1.394           209,148
                                                       2003      1.000          1.309            35,461

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.369          1.426                --
                                                       2006      1.336          1.369           173,671
                                                       2005      1.291          1.336           185,096
                                                       2004      1.307          1.291           150,787
                                                       2003      1.000          1.307             9,230

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.610          1.666                --
                                                       2006      1.474          1.610           119,474
                                                       2005      1.365          1.474           132,816
                                                       2004      1.272          1.365            90,049
                                                       2003      1.000          1.272            40,230

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.473          1.538                --
                                                       2006      1.333          1.473            27,548
                                                       2005      1.308          1.333            35,784
                                                       2004      1.227          1.308            27,301
                                                       2003      1.000          1.227            30,969

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.610          1.672                --
                                                       2006      1.396          1.610           197,204
                                                       2005      1.375          1.396           186,587
                                                       2004      1.242          1.375           101,604
                                                       2003      1.000          1.242                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.800          1.983                --
                                                       2006      1.631          1.800           180,773
                                                       2005      1.533          1.631           187,925
                                                       2004      1.257          1.533           134,496
                                                       2003      1.000          1.257            28,731

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.082          1.116                --
                                                       2005      1.060          1.082            19,600
                                                       2004      0.962          1.060             4,767

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.707          1.780           128,862
                                                       2006      1.794          1.707           122,596

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.309          1.322           255,246
                                                       2006      1.242          1.309           142,380

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.636          1.715                --
                                                       2006      1.546          1.636            60,049

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.701          1.712            60,473

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.353          1.317             5,293
                                                       2006      1.270          1.353                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.960          1.910            33,227
                                                       2006      1.780          1.960            26,843

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.682          2.157            60,338
                                                       2006      1.642          1.682            67,381

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.268          1.122             2,062

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.179          1.233            26,951
                                                       2006      1.116          1.179            31,731

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.311          1.377            92,955
                                                       2006      1.252          1.311           161,721

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.101           461,377
                                                       2006      1.001          1.077           212,437

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.059           260,528
                                                       2006      0.964          1.071             1,931

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.441          1.585            21,327
                                                       2006      1.459          1.441            34,969

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.262          1.382             3,782
                                                       2006      1.273          1.262                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.201          2.310            59,019

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.467           198,136
                                                       2006      1.256          1.387           195,025

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.219          1.021           568,393
                                                       2006      1.003          1.219           609,246

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.139          1.206           151,969

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.545          1.595            39,853
                                                       2006      1.438          1.545            39,885

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.282                --
                                                       2006      1.104          1.162             2,065

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.211           176,045
                                                       2006      1.116          1.155           144,913

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.028          0.980           763,784
                                                       2006      1.003          1.028           222,385

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.502          1.778           322,509
                                                       2006      1.540          1.502           323,961

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.071          1.106           122,526

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.062         1,528,466
                                                       2006      1.006          1.028         1,712,785

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.387          1.417           147,136
                                                       2006      1.369          1.387           138,820

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.474          1.508           166,312
                                                       2006      1.438          1.474           173,053

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.076           341,458
                                                       2006      1.002          1.060           341,458

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.081                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.080           151,132
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.081            24,944
                                                       2006      1.002          1.054            28,875

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.081           304,218
                                                       2006      1.002          1.059           304,218

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.376          1.409           829,666
                                                       2006      1.288          1.376           934,887

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.097           516,486
                                                       2006      0.996          1.050           528,982

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.146            28,131
                                                       2006      0.998          1.068            27,779

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191                --
                                                       2006      1.081          1.148           121,189

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.069          1.098           181,477
                                                       2006      1.034          1.069           188,297

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         1,176,599
                                                       2004      0.993          0.987         1,059,162
                                                       2003      1.000          0.993         1,275,133

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.094          1.155                --
                                                       2005      1.052          1.094            72,207
                                                       2004      0.989          1.052            21,607

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.113          1.135                --
                                                       2006      1.124          1.113           198,349
                                                       2005      1.120          1.124           242,342
                                                       2004      1.046          1.120           133,105
                                                       2003      1.000          1.046            28,627

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.073          1.147           642,395
                                                       2006      1.051          1.073           617,678
                                                       2005      1.044          1.051           648,141
                                                       2004      1.012          1.044           408,181
                                                       2003      1.000          1.012           240,926

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.045          2.213                --
                                                       2006      1.629          2.045             2,087
                                                       2005      1.476          1.629                --
                                                       2004      1.292          1.476                --
                                                       2003      1.000          1.292                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.151          2.296                --
                                                       2006      1.865          2.151           276,341
                                                       2005      1.773          1.865           256,121
                                                       2004      1.428          1.773           219,780
                                                       2003      1.000          1.428            61,368

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.371          1.459                --
                                                       2005      1.282          1.371            35,007
                                                       2004      1.225          1.282            19,140
                                                       2003      1.000          1.225            13,412

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.175          1.252                --
                                                       2005      1.191          1.175            86,400
                                                       2004      1.140          1.191            75,919
                                                       2003      1.000          1.140            27,712

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.643          1.794                --
                                                       2005      1.487          1.643           117,199
                                                       2004      1.298          1.487           128,490
                                                       2003      1.000          1.298            32,105

  Travelers Equity Income Subaccount (5/03)..........  2006      1.369          1.438                --
                                                       2005      1.333          1.369           167,105
                                                       2004      1.234          1.333           132,037
                                                       2003      1.000          1.234            83,835

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.212          1.242                --
                                                       2005      1.202          1.212           138,657
                                                       2004      1.108          1.202            97,501
                                                       2003      1.000          1.108            51,969

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (6/03)........  2006      1.407          1.456                --
                                                       2005      1.359          1.407            33,030
                                                       2004      1.250          1.359            25,423
                                                       2003      1.000          1.250             1,345

  Travelers Large Cap Subaccount (6/03)..............  2006      1.329          1.369                --
                                                       2005      1.244          1.329           141,568
                                                       2004      1.188          1.244            96,771
                                                       2003      1.000          1.188            26,643

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.100          1.169                --
                                                       2005      1.000          1.100           292,653

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.033                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.067          1.104                --
                                                       2005      0.998          1.067           171,108

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.123                --
                                                       2005      1.005          1.077           271,837

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.046          1.066                --
                                                       2005      1.015          1.046                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.456          1.546                --
                                                       2005      1.322          1.456            58,994
                                                       2004      1.160          1.322            57,788
                                                       2003      1.000          1.160                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.456          1.540                --
                                                       2005      1.437          1.456           332,275
                                                       2004      1.281          1.437           261,523
                                                       2003      1.000          1.281             8,597

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.248          1.288                --
                                                       2005      1.233          1.248           909,169
                                                       2004      1.125          1.233           554,397
                                                       2003      1.000          1.125           133,936

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.256                --
                                                       2005      1.111          1.162           191,115
                                                       2004      0.965          1.111            49,675

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.550          1.780                --
                                                       2005      1.439          1.550            28,479
                                                       2004      1.265          1.439            10,803
                                                       2003      1.000          1.265             4,766

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.355          1.438                --
                                                       2005      1.301          1.355            34,555
                                                       2004      1.190          1.301             7,615
                                                       2003      1.000          1.190                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.050          1.104                --
                                                       2005      1.046          1.050             2,068

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.106          1.116                --
                                                       2005      1.085          1.106           135,772
                                                       2004      0.979          1.085            24,767

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.019                --
                                                       2005      1.030          1.029           162,052
                                                       2004      1.014          1.030           128,432
                                                       2003      1.000          1.014           119,596

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.335          1.392                --
                                                       2005      1.330          1.335             3,592
                                                       2004      1.228          1.330            13,198
                                                       2003      1.000          1.228             9,971

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.106          1.273                --
                                                       2005      1.009          1.106                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.108          1.270                --
                                                       2005      1.043          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.034                --
                                                       2005      1.046          1.073           187,337
                                                       2004      0.979          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.699          1.631           172,477
                                                       2006      1.489          1.699           165,913
                                                       2005      1.454          1.489           154,973
                                                       2004      1.260          1.454           111,964
                                                       2003      1.000          1.260             8,903

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.348          1.490                --
                                                       2006      1.284          1.348                --
                                                       2005      1.211          1.284                --
                                                       2004      1.187          1.211                --
                                                       2003      1.000          1.187                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.376          1.343               --
                                                       2005      1.219          1.376               --
                                                       2004      1.145          1.219               --
                                                       2003      1.000          1.145               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.950          2.201           16,095
                                                       2006      1.648          1.950           16,095
                                                       2005      1.470          1.648           16,095
                                                       2004      1.318          1.470           16,095
                                                       2003      1.000          1.318            2,754

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.719          1.898           11,677
                                                       2006      1.587          1.719           11,682
                                                       2005      1.390          1.587           11,687
                                                       2004      1.257          1.390           11,693
                                                       2003      1.000          1.257            4,726

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.603          1.654            3,362
                                                       2006      1.416          1.603            3,369
                                                       2005      1.361          1.416               --
                                                       2004      1.255          1.361            5,691
                                                       2003      1.000          1.255            3,612

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.657          1.639               --
                                                       2005      1.427          1.657               --
                                                       2004      1.215          1.427               --
                                                       2003      1.000          1.215               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.717          2.237               --
                                                       2005      1.630          1.717               --
                                                       2004      1.263          1.630            4,868
                                                       2003      1.000          1.263            3,675

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.418          1.492           16,836
                                                       2006      1.239          1.418           17,229
                                                       2005      1.208          1.239           17,653
                                                       2004      1.170          1.208           13,843
                                                       2003      1.000          1.170            1,549

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.488          1.300               --
                                                       2006      1.459          1.488               --
                                                       2005      1.404          1.459               --
                                                       2004      1.283          1.404            3,443
                                                       2003      1.000          1.283            3,443

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.310          1.424               --
                                                       2005      1.210          1.310               --
                                                       2004      1.078          1.210               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.308          1.457               --
                                                       2005      1.208          1.308               --
                                                       2004      1.072          1.208               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.759          2.027            3,075
                                                       2006      1.606          1.759            3,082
                                                       2005      1.401          1.606               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.563          1.639               --
                                                       2006      1.397          1.563               --
                                                       2005      1.178          1.397               --
                                                       2004      1.184          1.178               --
                                                       2003      1.000          1.184               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.211          2.506               --
                                                       2006      2.002          2.211               --
                                                       2005      1.726          2.002            1,800
                                                       2004      1.409          1.726            1,803
                                                       2003      1.000          1.409               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.450          1.686               --
                                                       2005      1.334          1.450               --
                                                       2004      1.206          1.334            5,925
                                                       2003      1.000          1.206            3,788

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.853          3.611               --
                                                       2006      2.267          2.853               --
                                                       2005      1.810          2.267               --
                                                       2004      1.477          1.810               --
                                                       2003      1.000          1.477               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.011          2.281           16,369
                                                       2006      1.685          2.011           19,770
                                                       2005      1.556          1.685            4,628
                                                       2004      1.336          1.556            5,854
                                                       2003      1.104          1.336               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.617          1.936               --
                                                       2005      1.512          1.617           23,222
                                                       2004      1.326          1.512           17,201
                                                       2003      1.000          1.326            1,376

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080               --
                                                       2005      1.062          1.057               --
                                                       2004      0.992          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.231          1.270               --
                                                       2005      1.163          1.231               --
                                                       2004      1.093          1.163            4,021
                                                       2003      1.000          1.093            4,021

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.541          1.843               --
                                                       2006      1.475          1.541               --
                                                       2005      1.336          1.475               --
                                                       2004      1.190          1.336               --
                                                       2003      1.000          1.190               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.589          1.900               --
                                                       2006      1.500          1.589               --
                                                       2005      1.368          1.500            1,138
                                                       2004      1.384          1.368            1,140
                                                       2003      1.000          1.384               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.546          1.662               --
                                                       2006      1.334          1.546               --
                                                       2005      1.286          1.334               --
                                                       2004      1.252          1.286               --
                                                       2003      1.000          1.252               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.537          1.723               --
                                                       2005      1.504          1.537            2,061
                                                       2004      1.333          1.504            2,065
                                                       2003      1.000          1.333               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.648          1.587               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.524          1.576               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.519          1.566               --
                                                       2006      1.343          1.519               --
                                                       2005      1.311          1.343               --
                                                       2004      1.210          1.311            5,045
                                                       2003      1.000          1.210            3,724

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644            3,196

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.679          1.714            8,333
                                                       2006      1.445          1.679            8,333
                                                       2005      1.380          1.445            8,333
                                                       2004      1.272          1.380            8,333
                                                       2003      1.000          1.272            1,427

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.413          1.413               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.845          1.995               --
                                                       2006      1.665          1.845               --
                                                       2005      1.615          1.665               --
                                                       2004      1.428          1.615               --
                                                       2003      1.000          1.428               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.134          1.236               --
                                                       2006      1.072          1.134               --
                                                       2005      1.045          1.072               --
                                                       2004      0.986          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.021          1.017               --
                                                       2006      0.998          1.021               --
                                                       2005      0.992          0.998               --
                                                       2004      0.998          0.992               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.653          1.734               --
                                                       2006      1.424          1.653            3,201
                                                       2005      1.393          1.424            3,206
                                                       2004      1.309          1.393            3,212
                                                       2003      1.000          1.309            3,213

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.366          1.423               --
                                                       2006      1.334          1.366               --
                                                       2005      1.290          1.334               --
                                                       2004      1.306          1.290               --
                                                       2003      1.000          1.306               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.607          1.663               --
                                                       2006      1.472          1.607               --
                                                       2005      1.363          1.472               --
                                                       2004      1.272          1.363            3,491
                                                       2003      1.000          1.272            3,491

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.470          1.535               --
                                                       2006      1.331          1.470               --
                                                       2005      1.307          1.331            2,357
                                                       2004      1.227          1.307            2,361
                                                       2003      1.000          1.227               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.607          1.669               --
                                                       2006      1.394          1.607               --
                                                       2005      1.374          1.394               --
                                                       2004      1.241          1.374            3,686
                                                       2003      1.000          1.241            3,686

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.796          1.979               --
                                                       2006      1.629          1.796               --
                                                       2005      1.532          1.629               --
                                                       2004      1.257          1.532               --
                                                       2003      1.000          1.257               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.115               --
                                                       2005      1.060          1.081               --
                                                       2004      0.962          1.060               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.704          1.776            3,134
                                                       2006      1.791          1.704            3,139

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.306          1.319               --
                                                       2006      1.240          1.306               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.633          1.711               --
                                                       2006      1.543          1.633            9,105

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.697          1.708            9,105

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.352          1.315               --
                                                       2006      1.269          1.352               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.956          1.906            3,811
                                                       2006      1.777          1.956            3,819

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.679          2.152               --
                                                       2006      1.639          1.679               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.266          1.121               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.178          1.231               --
                                                       2006      1.115          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.309          1.374               --
                                                       2006      1.250          1.309               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.100               --
                                                       2006      1.001          1.077               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.058               --
                                                       2006      0.964          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.438          1.581               --
                                                       2006      1.457          1.438               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.261          1.381               --
                                                       2006      1.272          1.261               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.197          2.305               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.465               --
                                                       2006      1.254          1.385               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.219          1.020               --
                                                       2006      1.003          1.219               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.137          1.203               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.542          1.591               --
                                                       2006      1.435          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.281               --
                                                       2006      1.104          1.161               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.209               --
                                                       2006      1.115          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.028          0.979               --
                                                       2006      1.003          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.499          1.774               --
                                                       2006      1.538          1.499               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.069          1.103           39,948

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059           99,476
                                                       2006      1.005          1.026           83,497

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.384          1.414           23,398
                                                       2006      1.367          1.384           24,595

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.471          1.505               --
                                                       2006      1.436          1.471               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.075               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.080               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.080               --
                                                       2006      1.002          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.080               --
                                                       2006      1.002          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.373          1.406           22,597
                                                       2006      1.286          1.373           22,602

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.096           36,742
                                                       2006      0.996          1.050           37,902

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.145               --
                                                       2006      0.998          1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.146          1.189               --
                                                       2006      1.080          1.146               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.068          1.096               --
                                                       2006      1.033          1.068               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.154               --
                                                       2005      1.052          1.093               --
                                                       2004      0.989          1.052               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.110          1.132               --
                                                       2006      1.122          1.110               --
                                                       2005      1.119          1.122               --
                                                       2004      1.045          1.119            4,140
                                                       2003      1.000          1.045            4,140

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.071          1.145           10,494
                                                       2006      1.050          1.071           10,494
                                                       2005      1.043          1.050           10,494
                                                       2004      1.012          1.043           10,494
                                                       2003      1.000          1.012            1,757

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.041          2.209               --
                                                       2006      1.626          2.041               --
                                                       2005      1.475          1.626               --
                                                       2004      1.292          1.475               --
                                                       2003      1.000          1.292               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.147          2.292               --
                                                       2006      1.863          2.147               --
                                                       2005      1.771          1.863               --
                                                       2004      1.428          1.771               --
                                                       2003      1.000          1.428               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.369          1.457               --
                                                       2005      1.281          1.369               --
                                                       2004      1.224          1.281               --
                                                       2003      1.000          1.224               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.173          1.250               --
                                                       2005      1.190          1.173               --
                                                       2004      1.139          1.190            3,938
                                                       2003      1.000          1.139            3,938

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.641          1.791               --
                                                       2005      1.485          1.641            3,144
                                                       2004      1.298          1.485            3,150
                                                       2003      1.000          1.298            3,151

  Travelers Equity Income Subaccount (5/03)..........  2006      1.367          1.436               --
                                                       2005      1.332          1.367               --
                                                       2004      1.233          1.332               --
                                                       2003      1.000          1.233               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.210          1.240               --
                                                       2005      1.201          1.210               --
                                                       2004      1.107          1.201               --
                                                       2003      1.000          1.107               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.405          1.454               --
                                                       2005      1.358          1.405               --
                                                       2004      1.250          1.358               --
                                                       2003      1.000          1.250               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.327          1.367               --
                                                       2005      1.243          1.327           25,887
                                                       2004      1.187          1.243           14,160
                                                       2003      1.000          1.187               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.104               --
                                                       2005      0.998          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.122               --
                                                       2005      1.005          1.077               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.046          1.066               --
                                                       2005      1.015          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.454          1.543               --
                                                       2005      1.321          1.454            9,105
                                                       2004      1.160          1.321            9,105
                                                       2003      1.000          1.160            1,562

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.454          1.538               --
                                                       2005      1.436          1.454               --
                                                       2004      1.280          1.436               --
                                                       2003      1.000          1.280               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.246          1.286               --
                                                       2005      1.232          1.246           25,096
                                                       2004      1.125          1.232           25,107
                                                       2003      1.000          1.125            6,907

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.254               --
                                                       2005      1.110          1.161               --
                                                       2004      0.965          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.548          1.777               --
                                                       2005      1.438          1.548               --
                                                       2004      1.264          1.438               --
                                                       2003      1.000          1.264               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.353          1.435               --
                                                       2005      1.299          1.353               --
                                                       2004      1.190          1.299               --
                                                       2003      1.000          1.190               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.049          1.104               --
                                                       2005      1.046          1.049               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.105          1.115               --
                                                       2005      1.084          1.105               --
                                                       2004      0.979          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.028          1.018               --
                                                       2005      1.029          1.028           43,791
                                                       2004      1.014          1.029           25,966
                                                       2003      1.000          1.014            3,963

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.333          1.390               --
                                                       2005      1.329          1.333               --
                                                       2004      1.227          1.329               --
                                                       2003      1.000          1.227               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.106          1.272               --
                                                       2005      1.009          1.106               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.107          1.269               --
                                                       2005      1.043          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.033               --
                                                       2005      1.045          1.072               --
                                                       2004      0.979          1.045               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.695          1.627               --
                                                       2006      1.487          1.695               --
                                                       2005      1.453          1.487               --
                                                       2004      1.259          1.453               --
                                                       2003      1.000          1.259               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.346          1.487               --
                                                       2006      1.283          1.346               --
                                                       2005      1.210          1.283               --
                                                       2004      1.186          1.210               --
                                                       2003      1.000          1.186               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.326          1.294               --
                                                       2005      1.175          1.326               --
                                                       2004      1.105          1.175               --
                                                       2003      1.000          1.105               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.785          2.014           48,749
                                                       2006      1.509          1.785           52,186
                                                       2005      1.347          1.509           57,290
                                                       2004      1.209          1.347               --
                                                       2003      1.000          1.209               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.576          1.739          155,766
                                                       2006      1.456          1.576          164,114
                                                       2005      1.276          1.456          169,218
                                                       2004      1.155          1.276               --
                                                       2003      1.000          1.155               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.469          1.515           17,171
                                                       2006      1.298          1.469           14,153
                                                       2005      1.249          1.298            9,620
                                                       2004      1.152          1.249               --
                                                       2003      1.000          1.152               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.549          1.532               --
                                                       2005      1.334          1.549              720
                                                       2004      1.137          1.334               --
                                                       2003      1.000          1.137               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.651          2.151               --
                                                       2005      1.568          1.651           17,722
                                                       2004      1.215          1.568               --
                                                       2003      1.000          1.215               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.320          1.389              189
                                                       2006      1.154          1.320              191
                                                       2005      1.126          1.154               --
                                                       2004      1.091          1.126               --
                                                       2003      1.000          1.091               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.377          1.203               --
                                                       2006      1.351          1.377               --
                                                       2005      1.300          1.351               --
                                                       2004      1.189          1.300               --
                                                       2003      1.000          1.189               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.309          1.423               --
                                                       2005      1.210          1.309           70,892
                                                       2004      1.083          1.210               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.306          1.455               --
                                                       2005      1.208          1.306            8,331
                                                       2004      1.124          1.208               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.651          1.902           18,766
                                                       2006      1.508          1.651           20,195
                                                       2005      1.316          1.508           16,574
                                                       2004      1.164          1.316               --
                                                       2003      1.000          1.164               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.446          1.516               --
                                                       2006      1.293          1.446               --
                                                       2005      1.091          1.293               --
                                                       2004      1.097          1.091               --
                                                       2003      1.017          1.097               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.990          2.254           28,514
                                                       2006      1.802          1.990           30,056
                                                       2005      1.555          1.802           27,970
                                                       2004      1.270          1.555               --
                                                       2003      1.000          1.270               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.353          1.573               --
                                                       2005      1.246          1.353              413
                                                       2004      1.126          1.246               --
                                                       2003      1.000          1.126               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.566          3.245            7,267
                                                       2006      2.039          2.566            9,962
                                                       2005      1.629          2.039           11,308
                                                       2004      1.330          1.629               --
                                                       2003      1.000          1.330               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.829          2.074          139,709
                                                       2006      1.534          1.829          134,960
                                                       2005      1.417          1.534              789
                                                       2004      1.217          1.417               --
                                                       2003      1.000          1.217               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.446          1.730               --
                                                       2005      1.353          1.446           60,245
                                                       2004      1.187          1.353               --
                                                       2003      1.000          1.187               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.056          1.079               --
                                                       2005      1.061          1.056           58,955
                                                       2004      0.992          1.061               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.185          1.223               --
                                                       2005      1.121          1.185               --
                                                       2004      1.053          1.121               --
                                                       2003      1.000          1.053               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.439          1.720               --
                                                       2006      1.378          1.439               --
                                                       2005      1.249          1.378               --
                                                       2004      1.114          1.249               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.421          1.699               --
                                                       2006      1.342          1.421               --
                                                       2005      1.225          1.342               --
                                                       2004      1.240          1.225               --
                                                       2003      1.000          1.240               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.415          1.520               --
                                                       2006      1.222          1.415               --
                                                       2005      1.178          1.222               --
                                                       2004      1.148          1.178               --
                                                       2003      1.000          1.148               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.419          1.589               --
                                                       2005      1.389          1.419               --
                                                       2004      1.231          1.389               --
                                                       2003      1.000          1.231               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.496          1.440           29,812

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.401          1.448              134

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.412          1.455               --
                                                       2006      1.249          1.412               --
                                                       2005      1.220          1.249               --
                                                       2004      1.127          1.220               --
                                                       2003      1.000          1.127               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.553          1.485          156,406

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.502          1.532               --
                                                       2006      1.293          1.502               --
                                                       2005      1.235          1.293               --
                                                       2004      1.140          1.235               --
                                                       2003      1.000          1.140               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.278          1.278               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.649          1.781               --
                                                       2006      1.488          1.649               --
                                                       2005      1.445          1.488               --
                                                       2004      1.278          1.445               --
                                                       2003      1.000          1.278               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.133          1.234               --
                                                       2006      1.071          1.133               --
                                                       2005      1.044          1.071               --
                                                       2004      0.986          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.020          1.015               --
                                                       2006      0.997          1.020               --
                                                       2005      0.992          0.997               --
                                                       2004      0.998          0.992               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.494          1.567               --
                                                       2006      1.288          1.494               --
                                                       2005      1.260          1.288               --
                                                       2004      1.185          1.260               --
                                                       2003      1.000          1.185               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.236          1.287               --
                                                       2006      1.208          1.236               --
                                                       2005      1.169          1.208               --
                                                       2004      1.184          1.169               --
                                                       2003      1.000          1.184               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.459          1.510               --
                                                       2006      1.338          1.459           30,224
                                                       2005      1.239          1.338           31,392
                                                       2004      1.156          1.239               --
                                                       2003      1.000          1.156               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.351          1.410               --
                                                       2006      1.223          1.351              135
                                                       2005      1.202          1.223               --
                                                       2004      1.129          1.202               --
                                                       2003      0.996          1.129               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.493          1.550               --
                                                       2006      1.296          1.493               --
                                                       2005      1.278          1.296               --
                                                       2004      1.155          1.278               --
                                                       2003      0.996          1.155               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.664          1.832               --
                                                       2006      1.509          1.664           71,119
                                                       2005      1.420          1.509           68,520
                                                       2004      1.165          1.420               --
                                                       2003      1.000          1.165               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.114               --
                                                       2005      1.059          1.081               --
                                                       2004      0.962          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.563          1.628               --
                                                       2006      1.643          1.563               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.262          1.274           85,038
                                                       2006      1.199          1.262           31,384

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.528          1.601               --
                                                       2006      1.445          1.528               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.588          1.597               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314               --
                                                       2006      1.269          1.351               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.806          1.759               --
                                                       2006      1.641          1.806               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.009               --
                                                       2006      1.532          1.568               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.265          1.119               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.176          1.228               --
                                                       2006      1.114          1.176               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.243          1.305              139
                                                       2006      1.188          1.243              140

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.099              170
                                                       2006      1.001          1.076              171

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.058          108,061
                                                       2006      0.964          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.354          1.489              173
                                                       2006      1.373          1.354              174

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.260          1.379               --
                                                       2006      1.271          1.260               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.009          2.107               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.383          1.462               --
                                                       2006      1.253          1.383               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020           30,514
                                                       2006      1.003          1.218           26,278

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.080          1.142           45,854

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.459          1.505              166
                                                       2006      1.359          1.459              167

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.279               --
                                                       2006      1.103          1.160               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.207          165,326
                                                       2006      1.114          1.152          171,681

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.979           52,934
                                                       2006      1.003          1.027           11,767

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.360          1.608               --
                                                       2006      1.395          1.360               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.044          1.077              546

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059           69,120
                                                       2006      1.005          1.026            6,784

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.314          1.341               --
                                                       2006      1.298          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.364          1.394               --
                                                       2006      1.331          1.364               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079               --
                                                       2006      1.002          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079               --
                                                       2006      1.002          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.295          1.324          142,831
                                                       2006      1.213          1.295          142,914

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.096          179,055
                                                       2006      0.996          1.050          189,516

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144               --
                                                       2006      0.998          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.188               --
                                                       2006      1.079          1.145           57,480

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.066          1.094           62,433
                                                       2006      1.032          1.066           59,794

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997              272
                                                       2004      0.994          0.986               --
                                                       2003      1.000          0.994               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.092          1.153               --
                                                       2005      1.051          1.092               --
                                                       2004      0.989          1.051               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075               --
                                                       2006      1.066          1.055           43,508
                                                       2005      1.064          1.066           38,804
                                                       2004      0.994          1.064               --
                                                       2003      1.000          0.994               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.044          1.115          108,902
                                                       2006      1.024          1.044          101,744
                                                       2005      1.018          1.024           93,293
                                                       2004      0.988          1.018               --
                                                       2003      1.000          0.988               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.867          2.019               --
                                                       2006      1.488          1.867               --
                                                       2005      1.350          1.488               --
                                                       2004      1.183          1.350               --
                                                       2003      1.000          1.183               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.918          2.047               --
                                                       2006      1.665          1.918           20,788
                                                       2005      1.584          1.665           21,879
                                                       2004      1.278          1.584               --
                                                       2003      1.000          1.278               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.290          1.373               --
                                                       2005      1.208          1.290              343
                                                       2004      1.155          1.208               --
                                                       2003      1.000          1.155               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.115          1.188               --
                                                       2005      1.131          1.115               --
                                                       2004      1.084          1.131               --
                                                       2003      1.000          1.084               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.506          1.643               --
                                                       2005      1.364          1.506              148
                                                       2004      1.192          1.364               --
                                                       2003      1.000          1.192               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.268          1.331               --
                                                       2005      1.236          1.268               --
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.170          1.199               --
                                                       2005      1.162          1.170           29,713
                                                       2004      1.072          1.162               --
                                                       2003      1.000          1.072               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.277          1.321               --
                                                       2005      1.235          1.277               --
                                                       2004      1.137          1.235               --
                                                       2003      1.000          1.137               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.261          1.298               --
                                                       2005      1.181          1.261               --
                                                       2004      1.129          1.181               --
                                                       2003      1.000          1.129               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.103               --
                                                       2005      0.998          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.122               --
                                                       2005      1.005          1.076               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.046          1.065               --
                                                       2005      1.015          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.362          1.445               --
                                                       2005      1.237          1.362               --
                                                       2004      1.087          1.237               --
                                                       2003      1.000          1.087               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.319          1.395               --
                                                       2005      1.303          1.319               --
                                                       2004      1.163          1.303               --
                                                       2003      1.000          1.163               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.175          1.213               --
                                                       2005      1.162          1.175          143,111
                                                       2004      1.062          1.162               --
                                                       2003      1.000          1.062               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.253               --
                                                       2005      1.110          1.160               --
                                                       2004      0.965          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.430          1.641               --
                                                       2005      1.329          1.430               --
                                                       2004      1.169          1.329               --
                                                       2003      1.000          1.169               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.282          1.359               --
                                                       2005      1.231          1.282               --
                                                       2004      1.128          1.231               --
                                                       2003      0.991          1.128               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.049          1.103               --
                                                       2005      1.046          1.049               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.104          1.114               --
                                                       2005      1.084          1.104          176,153
                                                       2004      0.979          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.004          0.994               --
                                                       2005      1.006          1.004               --
                                                       2004      0.992          1.006               --
                                                       2003      1.000          0.992               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.239          1.292               --
                                                       2005      1.237          1.239               --
                                                       2004      1.142          1.237               --
                                                       2003      1.000          1.142               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.105          1.271               --
                                                       2005      1.009          1.105               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.107          1.269               --
                                                       2005      1.043          1.107               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.032               --
                                                       2005      1.045          1.071           58,157
                                                       2004      0.979          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.531          1.469          145,142
                                                       2006      1.343          1.531          145,781
                                                       2005      1.314          1.343          146,879
                                                       2004      1.139          1.314               --
                                                       2003      1.000          1.139               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.275          1.408               --
                                                       2006      1.216          1.275               --
                                                       2005      1.147          1.216               --
                                                       2004      1.125          1.147               --
                                                       2003      1.000          1.125               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.370          1.336               --
                                                       2005      1.216          1.370           29,605
                                                       2004      1.144          1.216           29,152
                                                       2003      1.000          1.144            8,021

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.940          2.185           55,019
                                                       2006      1.641          1.940           52,278
                                                       2005      1.466          1.641           52,392
                                                       2004      1.317          1.466           43,203
                                                       2003      1.000          1.317           13,775

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.710          1.885          249,500
                                                       2006      1.581          1.710          225,716
                                                       2005      1.387          1.581          236,571
                                                       2004      1.256          1.387           61,800
                                                       2003      1.000          1.256           31,757

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.594          1.643          219,610
                                                       2006      1.410          1.594          263,461
                                                       2005      1.358          1.410          254,859
                                                       2004      1.254          1.358           39,911
                                                       2003      1.000          1.254           14,266

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.651          1.632               --
                                                       2005      1.423          1.651           23,135
                                                       2004      1.214          1.423            2,435
                                                       2003      1.000          1.214            1,690

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.710          2.225               --
                                                       2005      1.626          1.710           57,549
                                                       2004      1.261          1.626           23,208
                                                       2003      1.000          1.261           16,995

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.410          1.482            7,953
                                                       2006      1.234          1.410            7,953
                                                       2005      1.205          1.234           13,168
                                                       2004      1.169          1.205           13,175
                                                       2003      1.000          1.169               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.480          1.291           31,569
                                                       2006      1.454          1.480           30,328
                                                       2005      1.400          1.454           32,742
                                                       2004      1.282          1.400           19,729
                                                       2003      1.000          1.282            7,419

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.306          1.419               --
                                                       2005      1.208          1.306           65,992
                                                       2004      1.078          1.208            9,729
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.304          1.452               --
                                                       2005      1.206          1.304           13,951
                                                       2004      1.072          1.206               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.749          2.013           19,168
                                                       2006      1.600          1.749           13,223
                                                       2005      1.398          1.600           13,864
                                                       2004      1.237          1.398            5,680
                                                       2003      1.000          1.237            4,327

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.554          1.627            1,487
                                                       2006      1.392          1.554            1,455
                                                       2005      1.175          1.392            1,763
                                                       2004      1.183          1.175            1,957
                                                       2003      1.000          1.183               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.199          2.489           35,881
                                                       2006      1.994          2.199           37,631
                                                       2005      1.722          1.994           30,103
                                                       2004      1.408          1.722           16,922
                                                       2003      1.000          1.408               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.444          1.677               --
                                                       2005      1.331          1.444           45,893
                                                       2004      1.204          1.331           29,546
                                                       2003      1.000          1.204           27,086

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.838          3.586           25,409
                                                       2006      2.258          2.838           16,820
                                                       2005      1.806          2.258           14,359
                                                       2004      1.476          1.806           14,364
                                                       2003      1.000          1.476            8,132

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.000          2.266          445,273
                                                       2006      1.678          2.000          417,234
                                                       2005      1.553          1.678          314,979
                                                       2004      1.335          1.553          259,067
                                                       2003      1.104          1.335           49,584

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.611          1.925               --
                                                       2005      1.508          1.611           60,521
                                                       2004      1.325          1.508           56,013
                                                       2003      1.000          1.325           11,294

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.054          1.077               --
                                                       2005      1.060          1.054           27,334
                                                       2004      0.992          1.060            4,485

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.226          1.265               --
                                                       2005      1.160          1.226           28,959
                                                       2004      1.092          1.160           24,709
                                                       2003      1.000          1.092               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.533          1.830            5,292
                                                       2006      1.469          1.533            5,292
                                                       2005      1.333          1.469            5,292
                                                       2004      1.189          1.333            5,292
                                                       2003      1.000          1.189            5,292

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.580          1.887            8,316
                                                       2006      1.494          1.580           10,628
                                                       2005      1.365          1.494            9,055
                                                       2004      1.383          1.365            9,057
                                                       2003      1.000          1.383              579

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.538          1.650           16,383
                                                       2006      1.329          1.538           17,432
                                                       2005      1.283          1.329           17,575
                                                       2004      1.251          1.283           17,362
                                                       2003      1.000          1.251           17,206

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.531          1.714               --
                                                       2005      1.501          1.531          111,475
                                                       2004      1.331          1.501           66,799
                                                       2003      1.000          1.331            9,320

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.638          1.576              902

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.515          1.566              376

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.511          1.556           22,772
                                                       2006      1.338          1.511           20,581
                                                       2005      1.308          1.338           20,601
                                                       2004      1.209          1.308            7,672
                                                       2003      1.000          1.209            3,463

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.708          1.633           65,767

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.670          1.702            5,267
                                                       2006      1.439          1.670            5,273
                                                       2005      1.377          1.439            5,281
                                                       2004      1.271          1.377            5,288
                                                       2003      1.000          1.271            5,296

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.405          1.403           10,948

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.835          1.981            7,785
                                                       2006      1.659          1.835           17,657
                                                       2005      1.611          1.659           17,669
                                                       2004      1.427          1.611           17,682
                                                       2003      1.000          1.427            9,538

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.130          1.229               --
                                                       2006      1.069          1.130               --
                                                       2005      1.044          1.069               --
                                                       2004      0.986          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.016          1.010            4,975
                                                       2006      0.995          1.016            4,822
                                                       2005      0.990          0.995            7,174
                                                       2004      0.998          0.990            6,878
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.644          1.723               --
                                                       2006      1.419          1.644            3,801
                                                       2005      1.390          1.419            3,814
                                                       2004      1.308          1.390           16,890
                                                       2003      1.000          1.308            2,916

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.359          1.414               --
                                                       2006      1.329          1.359           27,335
                                                       2005      1.287          1.329           30,904
                                                       2004      1.305          1.287           30,983
                                                       2003      1.000          1.305           15,239

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.598          1.653               --
                                                       2006      1.467          1.598              870
                                                       2005      1.360          1.467              857
                                                       2004      1.271          1.360              912
                                                       2003      1.000          1.271               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.462          1.526               --
                                                       2006      1.326          1.462              376
                                                       2005      1.304          1.326              377
                                                       2004      1.226          1.304              377
                                                       2003      1.000          1.226               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.598          1.659               --
                                                       2006      1.389          1.598          157,879
                                                       2005      1.371          1.389          156,335
                                                       2004      1.240          1.371           56,938
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.967               --
                                                       2006      1.623          1.787          181,623
                                                       2005      1.528          1.623          176,949
                                                       2004      1.255          1.528           77,395
                                                       2003      1.000          1.255            2,573

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.079          1.112               --
                                                       2005      1.059          1.079               --
                                                       2004      0.962          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.695          1.763           13,517
                                                       2006      1.783          1.695           13,517

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.299          1.310          116,112
                                                       2006      1.235          1.299           84,156

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.624          1.701               --
                                                       2006      1.537          1.624           61,067

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.687          1.696           60,903

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.946          1.893           43,967
                                                       2006      1.769          1.946           42,003

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.670          2.137           23,097
                                                       2006      1.632          1.670           22,985

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.263          1.117               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.173          1.224           28,117
                                                       2006      1.112          1.173           28,117

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.302          1.365          106,085
                                                       2006      1.245          1.302           85,638

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.097          324,885
                                                       2006      1.001          1.075           98,014

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.070          1.056          268,238
                                                       2006      0.964          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.430          1.570           12,291
                                                       2006      1.451          1.430           12,736

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.375           11,125
                                                       2006      1.270          1.258               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.184          2.289            7,895

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.379          1.456           29,761
                                                       2006      1.251          1.379           19,559

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           82,421
                                                       2006      1.003          1.218           99,687

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.130          1.194          116,626

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.533          1.580            7,752
                                                       2006      1.429          1.533            7,752

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.158          1.277               --
                                                       2006      1.102          1.158               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.202           27,272
                                                       2006      1.112          1.149           35,264

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.977          255,288
                                                       2006      1.003          1.027          210,323

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.491          1.762            8,627
                                                       2006      1.531          1.491            8,642

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.063          1.096           34,438

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.052          549,658
                                                       2006      1.000          1.021          221,438

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.377          1.404           37,237
                                                       2006      1.361          1.377           39,896

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.463          1.494          119,639
                                                       2006      1.429          1.463          130,400

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078           14,445
                                                       2006      1.001          1.041            8,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077          305,325
                                                       2006      1.002          1.052          305,325

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.366          1.396          482,427
                                                       2006      1.280          1.366          483,448

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.094          178,898
                                                       2006      0.996          1.049          192,601

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142           41,506
                                                       2006      0.998          1.067           41,041

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184               --
                                                       2006      1.077          1.142           28,582

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.063          1.090            5,920
                                                       2006      1.030          1.063            6,168

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000               --
                                                       2005      0.983          0.993          391,075
                                                       2004      0.992          0.983          204,709
                                                       2003      1.000          0.992           44,851

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.090          1.151               --
                                                       2005      1.051          1.090               --
                                                       2004      0.989          1.051               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.104          1.125               --
                                                       2006      1.118          1.104          118,916
                                                       2005      1.116          1.118          134,801
                                                       2004      1.044          1.116           22,210
                                                       2003      1.000          1.044            3,888

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.065          1.137          272,258
                                                       2006      1.046          1.065          294,136
                                                       2005      1.040          1.046          334,856
                                                       2004      1.011          1.040          184,042
                                                       2003      1.000          1.011           67,692

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.030          2.196               --
                                                       2006      1.620          2.030            8,259
                                                       2005      1.471          1.620            9,292
                                                       2004      1.291          1.471            9,410
                                                       2003      1.000          1.291            9,542

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.135          2.278               --
                                                       2006      1.855          2.135           48,794
                                                       2005      1.767          1.855           40,149
                                                       2004      1.427          1.767           12,282
                                                       2003      1.000          1.427            2,707

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.364          1.451               --
                                                       2005      1.278          1.364           21,091
                                                       2004      1.223          1.278           15,975
                                                       2003      1.000          1.223            5,147

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.169          1.245               --
                                                       2005      1.187          1.169           83,721
                                                       2004      1.138          1.187           88,044
                                                       2003      1.000          1.138           10,856

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.634          1.783               --
                                                       2005      1.482          1.634           13,517
                                                       2004      1.297          1.482               --
                                                       2003      1.000          1.297               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.362          1.429               --
                                                       2005      1.328          1.362          128,680
                                                       2004      1.232          1.328           98,040
                                                       2003      1.000          1.232           29,675

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.206          1.235               --
                                                       2005      1.198          1.206           82,144
                                                       2004      1.106          1.198           68,276
                                                       2003      1.000          1.106               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.399          1.448               --
                                                       2005      1.354          1.399           30,185
                                                       2004      1.248          1.354           28,059
                                                       2003      1.000          1.248            8,102

  Travelers Large Cap Subaccount (6/03)..............  2006      1.322          1.361               --
                                                       2005      1.240          1.322            3,165
                                                       2004      1.186          1.240            3,170
                                                       2003      1.000          1.186               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166               --
                                                       2005      1.000          1.098               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102               --
                                                       2005      0.998          1.065          277,545

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.121               --
                                                       2005      1.005          1.076               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.045          1.064               --
                                                       2005      1.015          1.045               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.449          1.537               --
                                                       2005      1.318          1.449           59,830
                                                       2004      1.159          1.318           17,544
                                                       2003      1.000          1.159            9,646

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.448          1.531               --
                                                       2005      1.432          1.448           13,948
                                                       2004      1.279          1.432            6,935
                                                       2003      1.000          1.279           12,165

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.241          1.280               --
                                                       2005      1.229          1.241          456,985
                                                       2004      1.124          1.229          330,615
                                                       2003      1.000          1.124          165,411

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.251               --
                                                       2005      1.109          1.158           19,559
                                                       2004      0.965          1.109           19,559

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.542          1.769               --
                                                       2005      1.435          1.542           45,415
                                                       2004      1.263          1.435           12,912
                                                       2003      1.000          1.263            5,268

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.348          1.429               --
                                                       2005      1.296          1.348           12,933
                                                       2004      1.189          1.296           12,939
                                                       2003      1.000          1.189               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.048          1.102               --
                                                       2005      1.046          1.048               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.102          1.112               --
                                                       2005      1.083          1.102           33,450
                                                       2004      0.979          1.083               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.024          1.013               --
                                                       2005      1.027          1.024           36,705
                                                       2004      1.013          1.027           37,355
                                                       2003      1.000          1.013           11,802

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.327          1.384               --
                                                       2005      1.326          1.327           50,766
                                                       2004      1.226          1.326           36,975
                                                       2003      1.000          1.226           15,652

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.105          1.270               --
                                                       2005      1.009          1.105               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.106          1.268               --
                                                       2005      1.043          1.106               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.030               --
                                                       2005      1.044          1.069            6,439
                                                       2004      0.979          1.044            5,459

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.686          1.616           77,780
                                                       2006      1.481          1.686           83,636
                                                       2005      1.450          1.481           95,222
                                                       2004      1.258          1.450           32,234
                                                       2003      1.000          1.258           26,268

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.338          1.477            8,417
                                                       2006      1.278          1.338            8,430
                                                       2005      1.207          1.278            8,446
                                                       2004      1.185          1.207            8,462
                                                       2003      1.000          1.185            5,277




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.368          1.333                --
                                                       2005      1.215          1.368           652,978
                                                       2004      1.143          1.215           597,045
                                                       2003      1.000          1.143           313,747

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.936          2.180         2,105,349
                                                       2006      1.639          1.936         2,211,880
                                                       2005      1.465          1.639         2,211,612
                                                       2004      1.316          1.465         1,795,739
                                                       2003      1.000          1.316           670,303

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.707          1.880         5,188,016
                                                       2006      1.579          1.707         5,614,208
                                                       2005      1.385          1.579         5,824,552
                                                       2004      1.256          1.385         4,192,852
                                                       2003      1.000          1.256         1,126,436

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.591          1.639         5,644,056
                                                       2006      1.408          1.591         6,045,386
                                                       2005      1.357          1.408         6,125,703
                                                       2004      1.253          1.357         3,818,449
                                                       2003      1.000          1.253         1,191,700

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.649          1.629                --
                                                       2005      1.422          1.649           744,461
                                                       2004      1.213          1.422           417,923
                                                       2003      1.000          1.213            94,570

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.707          2.221                --
                                                       2005      1.624          1.707         1,552,465
                                                       2004      1.261          1.624         1,215,937
                                                       2003      1.000          1.261           260,437

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.407          1.478           769,824
                                                       2006      1.232          1.407           824,010
                                                       2005      1.204          1.232           842,895
                                                       2004      1.168          1.204           783,677
                                                       2003      1.000          1.168           421,280

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.477          1.288         1,028,863
                                                       2006      1.451          1.477         1,129,708
                                                       2005      1.399          1.451         1,224,877
                                                       2004      1.281          1.399         1,035,325
                                                       2003      1.000          1.281           521,451

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.305          1.417                --
                                                       2005      1.208          1.305         1,433,422
                                                       2004      1.078          1.208           377,462
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.302          1.450                --
                                                       2005      1.206          1.302           583,593
                                                       2004      1.071          1.206           475,433
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.746          2.008         2,406,658
                                                       2006      1.598          1.746         2,388,115
                                                       2005      1.396          1.598         2,312,370
                                                       2004      1.237          1.396         1,604,159
                                                       2003      1.000          1.237           241,132

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.551          1.623           145,614
                                                       2006      1.390          1.551           168,968
                                                       2005      1.174          1.390           148,198
                                                       2004      1.182          1.174           114,967
                                                       2003      1.000          1.182            24,828

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.195          2.483         2,147,372
                                                       2006      1.991          2.195         2,429,487
                                                       2005      1.720          1.991         2,444,452
                                                       2004      1.407          1.720         1,456,216
                                                       2003      1.000          1.407           190,459

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.442          1.674                --
                                                       2005      1.330          1.442           972,207
                                                       2004      1.204          1.330           719,264
                                                       2003      1.000          1.204           224,993

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.833          3.577           995,436
                                                       2006      2.255          2.833         1,053,910
                                                       2005      1.804          2.255           986,052
                                                       2004      1.475          1.804           704,091
                                                       2003      1.000          1.475            68,143

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.996          2.260         1,235,411
                                                       2006      1.676          1.996         1,450,277
                                                       2005      1.551          1.676         1,463,806
                                                       2004      1.334          1.551           713,262
                                                       2003      1.104          1.334           163,763

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.608          1.921                --
                                                       2005      1.506          1.608         1,318,031
                                                       2004      1.324          1.506           862,460
                                                       2003      1.000          1.324           233,709

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.076                --
                                                       2005      1.060          1.053           731,088
                                                       2004      0.992          1.060           297,127

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.224          1.263                --
                                                       2005      1.159          1.224           420,132
                                                       2004      1.092          1.159           519,217
                                                       2003      1.000          1.092           297,833

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.530          1.826           109,597
                                                       2006      1.467          1.530           141,822
                                                       2005      1.332          1.467           140,726
                                                       2004      1.189          1.332           141,253
                                                       2003      1.000          1.189            60,118

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.577          1.882           200,662
                                                       2006      1.492          1.577           245,006
                                                       2005      1.363          1.492           256,830
                                                       2004      1.382          1.363           222,986
                                                       2003      1.000          1.382            67,723

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.535          1.646           116,515
                                                       2006      1.327          1.535           121,897
                                                       2005      1.282          1.327           116,372
                                                       2004      1.250          1.282           112,769
                                                       2003      1.000          1.250            56,191

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.529          1.711                --
                                                       2005      1.499          1.529           532,950
                                                       2004      1.331          1.499           442,933
                                                       2003      1.000          1.331            77,289

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.635          1.573         1,008,315

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.512          1.562           427,261

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.508          1.552         1,794,728
                                                       2006      1.336          1.508         2,028,535
                                                       2005      1.307          1.336         2,207,792
                                                       2004      1.209          1.307         2,093,360
                                                       2003      1.000          1.209           740,972

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           686,333

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.667          1.698           575,575
                                                       2006      1.437          1.667           587,942
                                                       2005      1.375          1.437           583,247
                                                       2004      1.271          1.375           574,114
                                                       2003      1.000          1.271           214,625

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.402          1.400           602,354

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.832          1.976           662,179
                                                       2006      1.656          1.832           812,138
                                                       2005      1.610          1.656           908,429
                                                       2004      1.426          1.610           640,938
                                                       2003      1.000          1.426           159,626

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.128          1.227            84,999
                                                       2006      1.068          1.128            84,949
                                                       2005      1.043          1.068            77,116
                                                       2004      0.986          1.043                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.015          1.008           798,571
                                                       2006      0.994          1.015           876,025
                                                       2005      0.990          0.994           906,780
                                                       2004      0.998          0.990           568,360
                                                       2003      1.000          0.998            82,755

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.641          1.720                --
                                                       2006      1.417          1.641           616,598
                                                       2005      1.388          1.417           643,964
                                                       2004      1.307          1.388           528,954
                                                       2003      1.000          1.307           112,459

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.357          1.412                --
                                                       2006      1.327          1.357           741,552
                                                       2005      1.286          1.327           747,006
                                                       2004      1.305          1.286           675,073
                                                       2003      1.000          1.305           108,573

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.595          1.650                --
                                                       2006      1.465          1.595         1,026,531
                                                       2005      1.359          1.465         1,071,753
                                                       2004      1.270          1.359           841,252
                                                       2003      1.000          1.270           233,075

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.459          1.522                --
                                                       2006      1.324          1.459           531,170
                                                       2005      1.302          1.324           542,578
                                                       2004      1.225          1.302           442,436
                                                       2003      1.000          1.225           188,751

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.595          1.656                --
                                                       2006      1.387          1.595         1,813,519
                                                       2005      1.370          1.387         1,923,938
                                                       2004      1.240          1.370         1,213,820
                                                       2003      1.000          1.240           237,603

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.783          1.963                --
                                                       2006      1.620          1.783         1,583,088
                                                       2005      1.527          1.620         1,661,709
                                                       2004      1.255          1.527           924,669
                                                       2003      1.000          1.255           212,514

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.078          1.111                --
                                                       2005      1.058          1.078           938,408
                                                       2004      0.962          1.058           528,064

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.691          1.759           619,638
                                                       2006      1.780          1.691           653,324

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.297          1.307         1,133,213
                                                       2006      1.233          1.297           591,056

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.621          1.698                --
                                                       2006      1.534          1.621         1,042,442

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.683          1.692           847,888

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.308           157,601
                                                       2006      1.267          1.347            43,438

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.942          1.888           623,166
                                                       2006      1.766          1.942           574,100

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.667          2.132           709,558
                                                       2006      1.629          1.667           677,307

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.261          1.115            13,287

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.171          1.221           869,238
                                                       2006      1.111          1.171           969,376

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.299          1.361         1,012,325
                                                       2006      1.243          1.299         1,121,363

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.096         4,050,303
                                                       2006      1.001          1.075         1,797,486

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.055         2,568,926
                                                       2006      0.964          1.069            44,391

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.427          1.567           309,997
                                                       2006      1.448          1.427           326,963

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.257          1.373            61,394
                                                       2006      1.270          1.257            31,046

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.179          2.283           243,368

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.377          1.454           873,175
                                                       2006      1.249          1.377           738,252

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.017         2,110,470
                                                       2006      1.003          1.217         2,701,818

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.128          1.191         1,530,397

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.530          1.576           169,069
                                                       2006      1.427          1.530           194,015

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.157          1.276                --
                                                       2006      1.102          1.157             3,676

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.200         1,181,647
                                                       2006      1.111          1.148         1,015,295

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.976         4,125,429
                                                       2006      1.003          1.026         1,755,638

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.488          1.758           778,164
                                                       2006      1.528          1.488           919,763

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.061          1.093         1,723,668

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.050         5,792,610
                                                       2006      0.999          1.019         5,564,547

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.374          1.401           947,930
                                                       2006      1.359          1.374         1,017,897

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.461          1.491         1,319,903
                                                       2006      1.427          1.461         1,400,957

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.071            90,098
                                                       2006      1.002          1.058            83,794

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.077           178,107
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.076           273,844
                                                       2006      1.002          1.047            29,195

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           528,391
                                                       2006      1.002          1.052           503,188

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.076         2,108,656
                                                       2006      1.002          1.057         2,076,324

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.363          1.392         6,271,112
                                                       2006      1.278          1.363         6,751,537

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.093         3,277,247
                                                       2006      0.996          1.049         3,955,859

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.141           860,449
                                                       2006      0.998          1.066         1,011,294

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                --
                                                       2006      1.076          1.140           711,431

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.062          1.088           668,954
                                                       2006      1.029          1.062           434,339

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991         3,925,376
                                                       2004      0.992          0.982         2,750,893
                                                       2003      1.000          0.992           741,221

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.089          1.149                --
                                                       2005      1.050          1.089           198,100
                                                       2004      0.989          1.050           240,484

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.102          1.123                --
                                                       2006      1.116          1.102         1,701,308
                                                       2005      1.115          1.116         1,705,117
                                                       2004      1.044          1.115         1,064,020
                                                       2003      1.000          1.044           187,880

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.063          1.134         3,891,135
                                                       2006      1.044          1.063         4,096,810
                                                       2005      1.039          1.044         4,141,793
                                                       2004      1.010          1.039         2,841,019
                                                       2003      1.000          1.010           767,922

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.026          2.191                --
                                                       2006      1.618          2.026            91,965
                                                       2005      1.470          1.618            82,199
                                                       2004      1.290          1.470            65,344
                                                       2003      1.000          1.290            18,955

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.131          2.273                --
                                                       2006      1.853          2.131         1,403,831
                                                       2005      1.765          1.853         1,391,783
                                                       2004      1.426          1.765           925,067
                                                       2003      1.000          1.426           257,820

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.362          1.448                --
                                                       2005      1.277          1.362           430,825
                                                       2004      1.223          1.277           501,731
                                                       2003      1.000          1.223           126,079

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.167          1.243                --
                                                       2005      1.186          1.167         1,179,636
                                                       2004      1.138          1.186         1,207,314
                                                       2003      1.000          1.138           224,396

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.632          1.780                --
                                                       2005      1.480          1.632           698,929
                                                       2004      1.296          1.480           662,228
                                                       2003      1.000          1.296           107,968

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.360          1.427                --
                                                       2005      1.327          1.360         1,484,948
                                                       2004      1.232          1.327         1,222,572
                                                       2003      1.000          1.232           531,796

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.204          1.233                --
                                                       2005      1.197          1.204           630,676
                                                       2004      1.106          1.197           453,550
                                                       2003      1.000          1.106           160,664

  Travelers Federated Stock Subaccount (6/03)........  2006      1.397          1.445                --
                                                       2005      1.353          1.397           113,059
                                                       2004      1.248          1.353            91,312
                                                       2003      1.000          1.248            18,244

  Travelers Large Cap Subaccount (6/03)..............  2006      1.320          1.359                --
                                                       2005      1.238          1.320           551,639
                                                       2004      1.186          1.238           547,209
                                                       2003      1.000          1.186           179,361

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                --
                                                       2005      1.000          1.098                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                --
                                                       2005      0.998          1.065           379,807

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120                --
                                                       2005      1.005          1.075         1,848,788

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.044          1.064                --
                                                       2005      1.015          1.044             4,119

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.447          1.534                --
                                                       2005      1.316          1.447         1,026,653
                                                       2004      1.158          1.316           301,392
                                                       2003      1.000          1.158            24,469

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.446          1.528                --
                                                       2005      1.431          1.446         1,028,189
                                                       2004      1.279          1.431           542,359
                                                       2003      1.000          1.279           190,175

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.240          1.278                --
                                                       2005      1.228          1.240         6,399,211
                                                       2004      1.123          1.228         3,886,363
                                                       2003      1.000          1.123         1,606,254

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.249                --
                                                       2005      1.109          1.157           684,596
                                                       2004      0.965          1.109           267,806

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.540          1.766                --
                                                       2005      1.433          1.540           398,364
                                                       2004      1.263          1.433           279,456
                                                       2003      1.000          1.263            42,404

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.346          1.427                --
                                                       2005      1.295          1.346           185,078
                                                       2004      1.188          1.295           113,538
                                                       2003      1.000          1.188            46,605

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.048          1.102                --
                                                       2005      1.045          1.048                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.101          1.111                --
                                                       2005      1.083          1.101           958,635
                                                       2004      0.979          1.083           146,843

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.022          1.012                --
                                                       2005      1.026          1.022         1,941,643
                                                       2004      1.013          1.026         1,586,210
                                                       2003      1.000          1.013           657,775

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.326          1.382                --
                                                       2005      1.325          1.326           452,116
                                                       2004      1.225          1.325           460,766
                                                       2003      1.000          1.225           346,579

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.104          1.270                --
                                                       2005      1.009          1.104            18,599

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.106          1.267                --
                                                       2005      1.043          1.106            11,244

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.029                --
                                                       2005      1.044          1.068           428,233
                                                       2004      0.979          1.044           216,653

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.612         1,855,433
                                                       2006      1.479          1.683         1,935,427
                                                       2005      1.448          1.479         1,908,343
                                                       2004      1.258          1.448           956,359
                                                       2003      1.000          1.258           121,259

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.336          1.473            24,119
                                                       2006      1.276          1.336            29,180
                                                       2005      1.206          1.276            38,124
                                                       2004      1.185          1.206            55,324
                                                       2003      1.000          1.185            99,991




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.319          1.285               --
                                                       2005      1.172          1.319               --
                                                       2004      1.103          1.172               --
                                                       2003      1.000          1.103               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.773          1.996               --
                                                       2006      1.502          1.773               --
                                                       2005      1.343          1.502               --
                                                       2004      1.207          1.343               --
                                                       2003      1.000          1.207               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.565          1.723               --
                                                       2006      1.449          1.565               --
                                                       2005      1.272          1.449               --
                                                       2004      1.153          1.272               --
                                                       2003      1.000          1.153               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.458          1.502           99,739
                                                       2006      1.291          1.458           99,950
                                                       2005      1.245          1.291           86,686
                                                       2004      1.151          1.245               --
                                                       2003      1.000          1.151               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.541          1.523               --
                                                       2005      1.330          1.541               --
                                                       2004      1.135          1.330               --
                                                       2003      1.000          1.135               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.643          2.136               --
                                                       2005      1.564          1.643               --
                                                       2004      1.214          1.564               --
                                                       2003      1.000          1.214               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.311          1.376               --
                                                       2006      1.148          1.311               --
                                                       2005      1.122          1.148               --
                                                       2004      1.090          1.122               --
                                                       2003      1.000          1.090               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.367          1.192               --
                                                       2006      1.344          1.367               --
                                                       2005      1.296          1.344               --
                                                       2004      1.187          1.296               --
                                                       2003      1.000          1.187               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.304          1.416               --
                                                       2005      1.207          1.304               --
                                                       2004      1.082          1.207               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.301          1.448               --
                                                       2005      1.205          1.301               --
                                                       2004      1.123          1.205               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.639          1.884           87,394
                                                       2006      1.501          1.639           87,584
                                                       2005      1.312          1.501           76,124
                                                       2004      1.163          1.312               --
                                                       2003      1.000          1.163               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.436          1.502               --
                                                       2006      1.287          1.436               --
                                                       2005      1.088          1.287               --
                                                       2004      1.096          1.088               --
                                                       2003      1.017          1.096               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.976          2.234           73,455
                                                       2006      1.793          1.976           73,612
                                                       2005      1.550          1.793           64,332
                                                       2004      1.269          1.550               --
                                                       2003      1.000          1.269               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.346          1.562               --
                                                       2005      1.242          1.346               --
                                                       2004      1.125          1.242               --
                                                       2003      1.000          1.125               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.548          3.216               --
                                                       2006      2.029          2.548               --
                                                       2005      1.625          2.029               --
                                                       2004      1.329          1.625               --
                                                       2003      1.000          1.329               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.439          1.718               --
                                                       2005      1.348          1.439               --
                                                       2004      1.186          1.348               --
                                                       2003      1.000          1.186               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.075               --
                                                       2005      1.060          1.053               --
                                                       2004      0.992          1.060               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.179          1.216               --
                                                       2005      1.117          1.179               --
                                                       2004      1.052          1.117               --
                                                       2003      1.000          1.052               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.429          1.705               --
                                                       2006      1.371          1.429               --
                                                       2005      1.245          1.371               --
                                                       2004      1.112          1.245               --
                                                       2003      1.000          1.112               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.411          1.684               --
                                                       2006      1.335          1.411               --
                                                       2005      1.221          1.335               --
                                                       2004      1.239          1.221               --
                                                       2003      1.000          1.239               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.405          1.506               --
                                                       2006      1.215          1.405               --
                                                       2005      1.174          1.215               --
                                                       2004      1.146          1.174               --
                                                       2003      1.000          1.146               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.412          1.579               --
                                                       2005      1.385          1.412               --
                                                       2004      1.230          1.385               --
                                                       2003      1.000          1.230               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.484          1.428               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.390          1.435               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.402          1.442               --
                                                       2006      1.243          1.402               --
                                                       2005      1.216          1.243               --
                                                       2004      1.126          1.216               --
                                                       2003      1.000          1.126               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.541          1.472               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.491          1.518               --
                                                       2006      1.286          1.491               --
                                                       2005      1.232          1.286               --
                                                       2004      1.138          1.232               --
                                                       2003      1.000          1.138               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.268          1.266               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.637          1.765               --
                                                       2006      1.481          1.637               --
                                                       2005      1.440          1.481               --
                                                       2004      1.276          1.440               --
                                                       2003      1.000          1.276               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.127          1.225               --
                                                       2006      1.067          1.127               --
                                                       2005      1.043          1.067               --
                                                       2004      0.986          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.484          1.555               --
                                                       2006      1.282          1.484               --
                                                       2005      1.257          1.282               --
                                                       2004      1.184          1.257               --
                                                       2003      1.000          1.184               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.228          1.277               --
                                                       2006      1.202          1.228               --
                                                       2005      1.165          1.202               --
                                                       2004      1.182          1.165               --
                                                       2003      1.000          1.182               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.449          1.498               --
                                                       2006      1.331          1.449               --
                                                       2005      1.235          1.331               --
                                                       2004      1.155          1.235               --
                                                       2003      1.000          1.155               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.341          1.399               --
                                                       2006      1.217          1.341               --
                                                       2005      1.198          1.217               --
                                                       2004      1.128          1.198               --
                                                       2003      0.996          1.128               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.482          1.538               --
                                                       2006      1.289          1.482               --
                                                       2005      1.274          1.289               --
                                                       2004      1.154          1.274               --
                                                       2003      0.996          1.154               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.652          1.818               --
                                                       2006      1.502          1.652           86,796
                                                       2005      1.415          1.502           75,080
                                                       2004      1.164          1.415               --
                                                       2003      1.000          1.164               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.077          1.110               --
                                                       2005      1.058          1.077               --
                                                       2004      0.961          1.058               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.552          1.613               --
                                                       2006      1.634          1.552               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.253          1.262               --
                                                       2006      1.192          1.253               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.517          1.589               --
                                                       2006      1.437          1.517               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.575          1.583               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.793          1.743               --
                                                       2006      1.632          1.793               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.557          1.991               --
                                                       2006      1.523          1.557               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.260          1.114               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.170          1.219               --
                                                       2006      1.110          1.170               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.235          1.293               --
                                                       2006      1.181          1.235               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.095               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.054          133,902
                                                       2006      0.964          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.345          1.475               --
                                                       2006      1.365          1.345               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.256          1.372               --
                                                       2006      1.269          1.256               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.993          2.088               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.376          1.451               --
                                                       2006      1.248          1.376               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.071          1.131               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.449          1.491               --
                                                       2006      1.351          1.449               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.274               --
                                                       2006      1.101          1.156               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.146          1.198               --
                                                       2006      1.110          1.146               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.351          1.594               --
                                                       2006      1.387          1.351               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.036          1.067               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.305          1.329               --
                                                       2006      1.291          1.305               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.354          1.382               --
                                                       2006      1.324          1.354               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.285          1.313               --
                                                       2006      1.206          1.285               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.181               --
                                                       2006      1.075          1.139               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.061          1.086               --
                                                       2006      1.028          1.061               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.088          1.148               --
                                                       2005      1.050          1.088               --
                                                       2004      0.989          1.050               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.047          1.067               --
                                                       2006      1.061          1.047               --
                                                       2005      1.060          1.061               --
                                                       2004      0.993          1.060               --
                                                       2003      1.000          0.993               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.037          1.105               --
                                                       2006      1.019          1.037               --
                                                       2005      1.014          1.019               --
                                                       2004      0.987          1.014               --
                                                       2003      1.000          0.987               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.854          2.004               --
                                                       2006      1.480          1.854               --
                                                       2005      1.346          1.480               --
                                                       2004      1.182          1.346               --
                                                       2003      1.000          1.182               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.905          2.032               --
                                                       2006      1.657          1.905               --
                                                       2005      1.579          1.657               --
                                                       2004      1.276          1.579               --
                                                       2003      1.000          1.276               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.284          1.365               --
                                                       2005      1.204          1.284               --
                                                       2004      1.154          1.204               --
                                                       2003      1.000          1.154               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.110          1.181               --
                                                       2005      1.128          1.110               --
                                                       2004      1.083          1.128               --
                                                       2003      1.000          1.083               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.498          1.634               --
                                                       2005      1.359          1.498               --
                                                       2004      1.191          1.359               --
                                                       2003      1.000          1.191               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.262          1.324               --
                                                       2005      1.232          1.262               --
                                                       2004      1.144          1.232               --
                                                       2003      1.000          1.144               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.164          1.192               --
                                                       2005      1.158          1.164               --
                                                       2004      1.070          1.158               --
                                                       2003      1.000          1.070               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.271          1.314               --
                                                       2005      1.231          1.271               --
                                                       2004      1.136          1.231               --
                                                       2003      1.000          1.136               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.254          1.291               --
                                                       2005      1.177          1.254               --
                                                       2004      1.127          1.177               --
                                                       2003      1.000          1.127               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165               --
                                                       2005      1.000          1.097               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.101               --
                                                       2005      0.998          1.064               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120               --
                                                       2005      1.005          1.075               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.044          1.063               --
                                                       2005      1.015          1.044               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.355          1.437               --
                                                       2005      1.233          1.355               --
                                                       2004      1.086          1.233               --
                                                       2003      1.000          1.086               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.313          1.387               --
                                                       2005      1.299          1.313               --
                                                       2004      1.162          1.299               --
                                                       2003      1.000          1.162               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.170          1.206               --
                                                       2005      1.159          1.170               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.248               --
                                                       2005      1.108          1.157               --
                                                       2004      0.965          1.108               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.423          1.632               --
                                                       2005      1.325          1.423               --
                                                       2004      1.168          1.325               --
                                                       2003      1.000          1.168               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.275          1.351               --
                                                       2005      1.227          1.275               --
                                                       2004      1.127          1.227               --
                                                       2003      0.991          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.048          1.101               --
                                                       2005      1.045          1.048               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.100          1.110               --
                                                       2005      1.082          1.100               --
                                                       2004      0.979          1.082               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.999          0.989               --
                                                       2005      1.003          0.999               --
                                                       2004      0.991          1.003               --
                                                       2003      1.000          0.991               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.233          1.285               --
                                                       2005      1.233          1.233               --
                                                       2004      1.141          1.233               --
                                                       2003      1.000          1.141               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.104          1.269               --
                                                       2005      1.009          1.104               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.105          1.266               --
                                                       2005      1.043          1.105               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.028               --
                                                       2005      1.044          1.067               --
                                                       2004      0.979          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.520          1.455           96,889
                                                       2006      1.337          1.520           97,093
                                                       2005      1.310          1.337           84,129
                                                       2004      1.138          1.310               --
                                                       2003      1.000          1.138               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.266          1.395               --
                                                       2006      1.209          1.266               --
                                                       2005      1.144          1.209               --
                                                       2004      1.124          1.144               --
                                                       2003      1.000          1.124               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.193          1.161                --
                                                       2005      1.060          1.193             3,790
                                                       2004      1.000          1.060             1,930

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.470          1.654         1,223,038
                                                       2006      1.246          1.470         1,106,681
                                                       2005      1.115          1.246           744,537
                                                       2004      1.000          1.115            66,597

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.337          1.471         2,316,461
                                                       2006      1.238          1.337         2,715,136
                                                       2005      1.088          1.238         2,362,837
                                                       2004      1.000          1.088           141,739

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.248          1.285         2,472,638
                                                       2006      1.106          1.248         2,296,183
                                                       2005      1.067          1.106         2,147,199
                                                       2004      1.000          1.067           233,481

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.356          1.340                --
                                                       2005      1.171          1.356           477,828
                                                       2004      1.000          1.171             8,878

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.354          1.760                --
                                                       2005      1.290          1.354           384,572
                                                       2004      1.000          1.290            25,571

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.195          1.254            24,618
                                                       2006      1.047          1.195            23,564
                                                       2005      1.024          1.047            16,925
                                                       2004      1.000          1.024                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.154          1.006           350,757
                                                       2006      1.136          1.154           280,575
                                                       2005      1.095          1.136           181,668
                                                       2004      1.000          1.095            16,235

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.208          1.311                --
                                                       2005      1.119          1.208           368,200
                                                       2004      1.000          1.119            25,165

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.209          1.346                --
                                                       2005      1.121          1.209           564,398
                                                       2004      1.000          1.121            29,732

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.384          1.590         1,277,574
                                                       2006      1.267          1.384         1,138,432
                                                       2005      1.109          1.267           885,415
                                                       2004      1.000          1.109            59,050

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.373          1.436                --
                                                       2006      1.232          1.373                --
                                                       2005      1.042          1.232                --
                                                       2004      1.000          1.042                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.565          1.768         1,394,620
                                                       2006      1.421          1.565         1,527,218
                                                       2005      1.229          1.421         1,218,529
                                                       2004      1.000          1.229           182,086

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.194          1.384                --
                                                       2005      1.102          1.194           441,267
                                                       2004      1.000          1.102                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.980          2.498           409,006
                                                       2006      1.578          1.980           469,478
                                                       2005      1.264          1.578           369,945
                                                       2004      1.000          1.264             7,438

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.487          1.682           768,261
                                                       2006      1.250          1.487           687,284
                                                       2005      1.158          1.250           634,305
                                                       2004      1.000          1.158             5,330

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.196          1.427                --
                                                       2005      1.121          1.196           652,350
                                                       2004      1.000          1.121            45,200

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.070          1.092                --
                                                       2005      1.078          1.070           555,043
                                                       2004      1.009          1.078            97,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.129          1.164                --
                                                       2005      1.070          1.129                --
                                                       2004      1.000          1.070                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.193          1.422                --
                                                       2006      1.145          1.193                --
                                                       2005      1.040          1.145                --
                                                       2004      1.000          1.040                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.217          1.451            47,042
                                                       2006      1.152          1.217            16,763
                                                       2005      1.054          1.152            28,706
                                                       2004      1.000          1.054            10,943

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.301          1.394                --
                                                       2006      1.126          1.301                --
                                                       2005      1.089          1.126                --
                                                       2004      1.000          1.089                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.149          1.284                --
                                                       2005      1.128          1.149           183,803
                                                       2004      1.000          1.128            21,519

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.267          1.218           415,175

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.236          1.276            15,646

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.234          1.269           779,041
                                                       2006      1.094          1.234           793,709
                                                       2005      1.072          1.094           805,694
                                                       2004      1.000          1.072            95,933

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.297          1.238           162,508

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.308          1.331           152,454
                                                       2006      1.129          1.308           146,364
                                                       2005      1.081          1.129            22,081
                                                       2004      1.000          1.081                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.079          1.077            37,002

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.326          1.429           138,156
                                                       2006      1.200          1.326           131,623
                                                       2005      1.168          1.200           133,310
                                                       2004      1.000          1.168            16,941

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.162          1.263            15,531
                                                       2006      1.102          1.162            15,659
                                                       2005      1.077          1.102            15,372
                                                       2004      1.018          1.077             1,962

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.022          1.015           299,736
                                                       2006      1.002          1.022           295,922
                                                       2005      0.999          1.002           327,630
                                                       2004      1.000          0.999            42,660

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.249          1.309                --
                                                       2006      1.079          1.249           247,723
                                                       2005      1.059          1.079           189,145
                                                       2004      1.000          1.059            24,972

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.045          1.087                --
                                                       2006      1.023          1.045            40,051
                                                       2005      0.992          1.023            43,324
                                                       2004      1.000          0.992            22,153

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.237          1.279                --
                                                       2006      1.137          1.237           369,648
                                                       2005      1.056          1.137           452,036
                                                       2004      1.000          1.056            96,325

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.193          1.244                --
                                                       2006      1.083          1.193            11,740
                                                       2005      1.067          1.083             4,068
                                                       2004      1.000          1.067                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.280          1.328                --
                                                       2006      1.114          1.280           835,285
                                                       2005      1.101          1.114           727,368
                                                       2004      1.000          1.101            22,277

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.355          1.492                --
                                                       2006      1.233          1.355           473,985
                                                       2005      1.162          1.233           528,977
                                                       2004      1.000          1.162            20,783

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092           304,907
                                                       2004      1.000          1.073            73,643

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.278          1.328            37,894
                                                       2006      1.346          1.278             8,041

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.168          1.175           992,978
                                                       2006      1.111          1.168           189,265

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.384          1.449                --
                                                       2006      1.310          1.384           666,845

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.436          1.443           678,905

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305             1,292
                                                       2006      1.266          1.345                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.551          1.506           201,936
                                                       2006      1.411          1.551           315,896

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.370          1.751           439,782
                                                       2006      1.340          1.370           501,943

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.259          1.112            43,133

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.186          1.235           585,871
                                                       2006      1.125          1.186           337,550

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.195           203,745
                                                       2006      1.093          1.142           141,869

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.094         1,807,782
                                                       2006      1.001          1.074           983,345

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.053           616,336
                                                       2006      0.964          1.069            18,598

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.178          1.292             9,251
                                                       2006      1.197          1.178            22,574

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.255          1.370             6,989
                                                       2006      1.269          1.255             6,180

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.717          1.798            23,516

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.399          1.475           564,556
                                                       2006      1.270          1.399           415,730

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           540,233
                                                       2006      1.003          1.216           702,786

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.079          1.139           639,523

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.291          1.328            99,446
                                                       2006      1.205          1.291            98,774

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.273                --
                                                       2006      1.101          1.155            12,488

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.170          1.222         1,447,612
                                                       2006      1.133          1.170         1,653,934

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.974         1,578,525
                                                       2006      1.003          1.026         1,187,256

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.116          1.317            20,340
                                                       2006      1.147          1.116            20,577

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.066          1.098           549,963

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.031          1.061         2,507,299
                                                       2006      1.011          1.031         2,713,214

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.163          1.184           157,861
                                                       2006      1.151          1.163           183,324

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.212          1.236           282,809
                                                       2006      1.185          1.212           263,698

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069           214,504
                                                       2006      1.002          1.057           410,447

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075            67,451
                                                       2006      1.001          1.040           188,343

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074           103,596
                                                       2006      1.002          1.046            77,418

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075           423,152
                                                       2006      1.002          1.051           420,727

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           982,225
                                                       2006      1.002          1.056           235,747

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.216          1.241         2,118,279
                                                       2006      1.141          1.216         1,963,325

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091         1,277,641
                                                       2006      0.996          1.048         1,217,524

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139             5,835
                                                       2006      0.998          1.066             2,746

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.199                --
                                                       2006      1.092          1.157           640,091

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.091          1.117           227,818
                                                       2006      1.057          1.091           336,185

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004           982,648
                                                       2004      1.000          0.996            49,045

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.103          1.164                --
                                                       2005      1.064          1.103            54,246
                                                       2004      1.003          1.064            12,959

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075                --
                                                       2006      1.069          1.055           626,168
                                                       2005      1.069          1.069           555,849
                                                       2004      1.000          1.069           142,612

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.068          1.138         1,232,794
                                                       2006      1.050          1.068         1,377,155
                                                       2005      1.046          1.050         1,269,389
                                                       2004      1.000          1.046           188,434

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.597          1.726                --
                                                       2006      1.276          1.597                --
                                                       2005      1.161          1.276                --
                                                       2004      1.000          1.161                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.440          1.536                --
                                                       2006      1.253          1.440           447,968
                                                       2005      1.195          1.253           453,892
                                                       2004      1.000          1.195            39,445

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.125          1.197                --
                                                       2005      1.056          1.125            22,713
                                                       2004      1.000          1.056             2,948

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.027          1.093                --
                                                       2005      1.044          1.027            54,983
                                                       2004      1.000          1.044             8,712

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.234          1.346                --
                                                       2005      1.121          1.234            15,674
                                                       2004      1.000          1.121            42,968

  Travelers Equity Income Subaccount (5/03)..........  2006      1.130          1.185                --
                                                       2005      1.104          1.130           243,462
                                                       2004      1.000          1.104            81,721

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.085          1.111                --
                                                       2005      1.080          1.085           169,322
                                                       2004      1.000          1.080            35,194

  Travelers Federated Stock Subaccount (6/03)........  2006      1.116          1.153                --
                                                       2005      1.081          1.116             1,361
                                                       2004      1.000          1.081                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.118          1.151                --
                                                       2005      1.050          1.118           142,262
                                                       2004      1.000          1.050             9,820

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165                --
                                                       2005      1.000          1.097           290,464

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           182,219

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      0.998          1.064         1,127,574

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.005          1.074           178,068

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.044          1.063                --
                                                       2005      1.015          1.044            17,081

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.236          1.310                --
                                                       2005      1.126          1.236           469,258
                                                       2004      1.000          1.126            10,467

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.086          1.147                --
                                                       2005      1.075          1.086            60,243
                                                       2004      1.000          1.075                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.107          1.141                --
                                                       2005      1.097          1.107         1,319,196
                                                       2004      1.000          1.097           105,770

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.177          1.270                --
                                                       2005      1.128          1.177           319,782
                                                       2004      1.000          1.128            46,164

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.231          1.411                --
                                                       2005      1.147          1.231            84,003
                                                       2004      1.000          1.147            21,319

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.137          1.205                --
                                                       2005      1.095          1.137           113,588
                                                       2004      1.000          1.095                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.047          1.101                --
                                                       2005      1.045          1.047            10,334

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.123          1.133                --
                                                       2005      1.106          1.123         1,050,061
                                                       2004      1.000          1.106            11,519

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.018                --
                                                       2005      1.033          1.029           223,653
                                                       2004      1.000          1.033            44,313

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.145                --
                                                       2005      1.100          1.099            19,141
                                                       2004      1.000          1.100             4,346

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.104          1.269                --
                                                       2005      1.009          1.104             1,842

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.105          1.266                --
                                                       2005      1.043          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.098          1.057                --
                                                       2005      1.074          1.098           307,771
                                                       2004      1.000          1.074            24,004

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.314          1.257           301,262
                                                       2006      1.156          1.314           342,027
                                                       2005      1.133          1.156           281,606
                                                       2004      1.000          1.133             5,749

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.149          1.266                --
                                                       2006      1.098          1.149                --
                                                       2005      1.039          1.098                --
                                                       2004      1.000          1.039                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.363          1.326                --
                                                       2005      1.212          1.363            56,078
                                                       2004      1.142          1.212            46,165
                                                       2003      1.000          1.142            17,957

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.925          2.165           866,071
                                                       2006      1.633          1.925           911,226
                                                       2005      1.461          1.633           964,853
                                                       2004      1.315          1.461           827,402
                                                       2003      1.000          1.315            85,720

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.697          1.867         3,520,804
                                                       2006      1.573          1.697         3,936,027
                                                       2005      1.382          1.573         3,886,381
                                                       2004      1.255          1.382         2,783,603
                                                       2003      1.000          1.255           415,828

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.582          1.627         3,350,196
                                                       2006      1.403          1.582         3,707,381
                                                       2005      1.353          1.403         3,712,498
                                                       2004      1.252          1.353         2,559,810
                                                       2003      1.000          1.252           534,624

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.642          1.622                --
                                                       2005      1.419          1.642           353,263
                                                       2004      1.212          1.419           203,526
                                                       2003      1.000          1.212            80,503

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.701          2.209                --
                                                       2005      1.621          1.701           877,238
                                                       2004      1.260          1.621           491,970
                                                       2003      1.000          1.260            72,641

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.400          1.468           227,458
                                                       2006      1.227          1.400           235,234
                                                       2005      1.201          1.227           229,125
                                                       2004      1.167          1.201           214,175
                                                       2003      1.000          1.167            68,273

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.469          1.279           681,350
                                                       2006      1.446          1.469           813,464
                                                       2005      1.395          1.446           819,491
                                                       2004      1.280          1.395           603,333
                                                       2003      1.000          1.280           145,012

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.301          1.412                --
                                                       2005      1.206          1.301         1,220,199
                                                       2004      1.078          1.206           939,568
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.298          1.445                --
                                                       2005      1.204          1.298           581,560
                                                       2004      1.071          1.204           228,536
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.736          1.994           984,958
                                                       2006      1.591          1.736         1,165,856
                                                       2005      1.393          1.591         1,126,137
                                                       2004      1.235          1.393           864,914
                                                       2003      1.000          1.235           293,339

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.543          1.612            40,088
                                                       2006      1.384          1.543            48,193
                                                       2005      1.171          1.384            38,642
                                                       2004      1.181          1.171            38,545
                                                       2003      1.000          1.181            28,989

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.183          2.465         1,014,300
                                                       2006      1.983          2.183         1,216,860
                                                       2005      1.716          1.983         1,241,692
                                                       2004      1.406          1.716           870,163
                                                       2003      1.000          1.406            58,696

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.436          1.665                --
                                                       2005      1.327          1.436           793,710
                                                       2004      1.203          1.327           695,168
                                                       2003      1.000          1.203           196,575

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.817          3.552           528,170
                                                       2006      2.246          2.817           559,316
                                                       2005      1.800          2.246           553,554
                                                       2004      1.474          1.800           369,842
                                                       2003      1.000          1.474            18,151

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.985          2.244           839,447
                                                       2006      1.669          1.985           878,606
                                                       2005      1.547          1.669           885,241
                                                       2004      1.333          1.547           735,725
                                                       2003      1.104          1.333           146,224

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.602          1.911                --
                                                       2005      1.503          1.602         1,287,957
                                                       2004      1.323          1.503           722,139
                                                       2003      1.000          1.323           130,368

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.051          1.073                --
                                                       2005      1.059          1.051           317,419
                                                       2004      0.991          1.059            49,093

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.219          1.257                --
                                                       2005      1.156          1.219           130,673
                                                       2004      1.090          1.156           119,061
                                                       2003      1.000          1.090            61,401

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.521          1.813           165,828
                                                       2006      1.461          1.521           192,443
                                                       2005      1.328          1.461           194,857
                                                       2004      1.188          1.328           220,670
                                                       2003      1.000          1.188            63,985

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.569          1.869            85,777
                                                       2006      1.486          1.569           124,715
                                                       2005      1.360          1.486           122,295
                                                       2004      1.381          1.360           153,653
                                                       2003      1.000          1.381            47,837

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.527          1.635           118,285
                                                       2006      1.322          1.527           117,022
                                                       2005      1.279          1.322           131,818
                                                       2004      1.249          1.279           159,298
                                                       2003      1.000          1.249           107,536

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           500,355
                                                       2004      1.330          1.496           348,129
                                                       2003      1.000          1.330            57,234

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.625          1.562           409,751

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.503          1.551           320,050

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.500          1.541         1,112,176
                                                       2006      1.331          1.500         1,251,314
                                                       2005      1.304          1.331         1,355,350
                                                       2004      1.208          1.304         1,174,910
                                                       2003      1.000          1.208           271,893

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.694          1.617           555,333

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.657          1.686           196,197
                                                       2006      1.431          1.657           207,913
                                                       2005      1.372          1.431           206,214
                                                       2004      1.269          1.372           157,272
                                                       2003      1.000          1.269            30,114

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.393          1.390           244,857

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.822          1.962           666,562
                                                       2006      1.650          1.822           739,431
                                                       2005      1.606          1.650           737,770
                                                       2004      1.425          1.606           530,519
                                                       2003      1.000          1.425            71,127

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.124          1.220            28,569
                                                       2006      1.065          1.124            28,593
                                                       2005      1.042          1.065            38,735
                                                       2004      0.985          1.042                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.010          1.002           295,060
                                                       2006      0.990          1.010           313,302
                                                       2005      0.988          0.990           364,505
                                                       2004      0.997          0.988           368,041
                                                       2003      1.000          0.997           234,838

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.632          1.710                --
                                                       2006      1.411          1.632           577,731
                                                       2005      1.385          1.411           591,119
                                                       2004      1.306          1.385           420,474
                                                       2003      1.000          1.306            76,575

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.349          1.403                --
                                                       2006      1.322          1.349           301,772
                                                       2005      1.283          1.322           292,279
                                                       2004      1.303          1.283           280,154
                                                       2003      1.000          1.303           105,358

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.587          1.640                --
                                                       2006      1.459          1.587           539,769
                                                       2005      1.356          1.459           558,633
                                                       2004      1.269          1.356           434,817
                                                       2003      1.000          1.269            39,945

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.451          1.513                --
                                                       2006      1.319          1.451           343,782
                                                       2005      1.299          1.319           356,826
                                                       2004      1.224          1.299           359,923
                                                       2003      1.000          1.224           145,623

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.587          1.646                --
                                                       2006      1.381          1.587         1,176,328
                                                       2005      1.366          1.381         1,201,312
                                                       2004      1.239          1.366           521,488
                                                       2003      1.000          1.239           121,421

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774           864,026
                                                       2005      1.523          1.614           846,383
                                                       2004      1.254          1.523           517,775
                                                       2003      1.000          1.254           106,423

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.075          1.108                --
                                                       2005      1.057          1.075           462,449
                                                       2004      0.961          1.057           280,550

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.682          1.747           288,301
                                                       2006      1.773          1.682           290,638

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.290          1.298           513,078
                                                       2006      1.228          1.290           266,281

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.612          1.688                --
                                                       2006      1.527          1.612           568,680

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.674          1.680           549,357

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303            65,112
                                                       2006      1.265          1.344            59,146

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.931          1.875           313,799
                                                       2006      1.759          1.931           335,262

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.658          2.117           308,053
                                                       2006      1.622          1.658           371,025

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.258          1.111            11,086

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.167          1.215           336,588
                                                       2006      1.108          1.167           398,186

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.292          1.352           647,627
                                                       2006      1.237          1.292           697,383

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093         2,900,295
                                                       2006      1.001          1.074         1,301,526

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.052         1,343,186
                                                       2006      0.963          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.420          1.556           150,129
                                                       2006      1.442          1.420           160,256

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.254          1.368            31,436
                                                       2006      1.268          1.254             6,457

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.166          2.268            83,895

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.372          1.446           206,996
                                                       2006      1.246          1.372           212,106

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014         1,323,044
                                                       2006      1.003          1.216         1,572,360

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.121          1.183           518,698

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.522          1.565            65,931
                                                       2006      1.420          1.522            66,777

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.272                --
                                                       2006      1.100          1.154                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.194           882,615
                                                       2006      1.107          1.143           970,246

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.974         2,691,592
                                                       2006      1.003          1.025         1,616,884

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.480          1.745           335,743
                                                       2006      1.522          1.480           403,407

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.054          1.085           821,926

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.042         4,349,044
                                                       2006      0.994          1.013         1,615,989

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.391           224,958
                                                       2006      1.353          1.367           279,864

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.453          1.480           650,329
                                                       2006      1.421          1.453           741,984

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068           226,735
                                                       2006      1.002          1.057           135,168

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073           143,577
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074            98,135
                                                       2006      1.002          1.051            37,846

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           152,117
                                                       2006      1.002          1.056           152,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.356          1.383         2,830,693
                                                       2006      1.273          1.356         3,073,684

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.090         3,233,582
                                                       2006      0.996          1.047         3,724,029

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138           103,160
                                                       2006      0.998          1.065            86,269

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177                --
                                                       2006      1.073          1.136           315,748

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.058          1.082           304,026
                                                       2006      1.025          1.058           267,782

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         1,548,431
                                                       2004      0.991          0.980         1,250,641
                                                       2003      1.000          0.991           312,983

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.086          1.146                --
                                                       2005      1.049          1.086            44,961
                                                       2004      0.989          1.049             7,463

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.096          1.116                --
                                                       2006      1.112          1.096           533,525
                                                       2005      1.112          1.112           499,172
                                                       2004      1.043          1.112           325,618
                                                       2003      1.000          1.043            86,179

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.057          1.126         1,830,089
                                                       2006      1.040          1.057         1,905,865
                                                       2005      1.037          1.040         1,880,674
                                                       2004      1.009          1.037         1,264,630
                                                       2003      1.000          1.009           488,778

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.015          2.178                --
                                                       2006      1.611          2.015            48,105
                                                       2005      1.466          1.611            53,538
                                                       2004      1.289          1.466            54,767
                                                       2003      1.000          1.289            27,598

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.120          2.260                --
                                                       2006      1.846          2.120           662,889
                                                       2005      1.761          1.846           642,722
                                                       2004      1.425          1.761           310,643
                                                       2003      1.000          1.425            70,299

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.356          1.442                --
                                                       2005      1.274          1.356           144,145
                                                       2004      1.221          1.274           137,133
                                                       2003      1.000          1.221            77,447

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.163          1.237                --
                                                       2005      1.183          1.163           648,893
                                                       2004      1.137          1.183           424,807
                                                       2003      1.000          1.137           151,788

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.626          1.773                --
                                                       2005      1.477          1.626           284,596
                                                       2004      1.295          1.477           216,907
                                                       2003      1.000          1.295            56,684

  Travelers Equity Income Subaccount (5/03)..........  2006      1.354          1.421                --
                                                       2005      1.324          1.354           759,698
                                                       2004      1.230          1.324           438,598
                                                       2003      1.000          1.230           197,581

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.199          1.228                --
                                                       2005      1.194          1.199           302,030
                                                       2004      1.105          1.194           220,176
                                                       2003      1.000          1.105            47,057

  Travelers Federated Stock Subaccount (6/03)........  2006      1.392          1.439                --
                                                       2005      1.350          1.392            73,800
                                                       2004      1.247          1.350            82,274
                                                       2003      1.000          1.247            36,695

  Travelers Large Cap Subaccount (6/03)..............  2006      1.315          1.353                --
                                                       2005      1.235          1.315           271,963
                                                       2004      1.184          1.235           178,884
                                                       2003      1.000          1.184            83,869

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.164                --
                                                       2005      1.000          1.097           115,321

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      0.998          1.064            22,907

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.005          1.074           136,233

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.043          1.062                --
                                                       2005      1.015          1.043                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.441          1.527                --
                                                       2005      1.313          1.441           583,280
                                                       2004      1.157          1.313           388,377
                                                       2003      1.000          1.157            13,986

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.440          1.522                --
                                                       2005      1.427          1.440           475,226
                                                       2004      1.277          1.427           339,392
                                                       2003      1.000          1.277           107,711

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.235          1.273                --
                                                       2005      1.225          1.235         2,961,566
                                                       2004      1.122          1.225         1,976,993
                                                       2003      1.000          1.122           578,277

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.246                --
                                                       2005      1.107          1.155           207,080
                                                       2004      0.964          1.107            25,909

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.533          1.759                --
                                                       2005      1.430          1.533           322,263
                                                       2004      1.262          1.430           158,261
                                                       2003      1.000          1.262             4,015

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.341          1.420                --
                                                       2005      1.292          1.341            61,203
                                                       2004      1.187          1.292            33,805
                                                       2003      1.000          1.187            23,910

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.047          1.100                --
                                                       2005      1.045          1.047                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.098          1.107                --
                                                       2005      1.082          1.098           998,077
                                                       2004      0.979          1.082           114,432

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.018          1.007                --
                                                       2005      1.023          1.018           885,900
                                                       2004      1.012          1.023           587,025
                                                       2003      1.000          1.012           309,145

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.320          1.375                --
                                                       2005      1.321          1.320            40,765
                                                       2004      1.224          1.321            93,113
                                                       2003      1.000          1.224            29,152

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.103          1.268                --
                                                       2005      1.009          1.103             3,875

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.105          1.265                --
                                                       2005      1.043          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.043          1.066           293,739
                                                       2004      0.979          1.043           118,760

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.674          1.601           751,372
                                                       2006      1.473          1.674           755,370
                                                       2005      1.445          1.473           817,856
                                                       2004      1.256          1.445           440,864
                                                       2003      1.000          1.256           196,779

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.329          1.463            12,266
                                                       2006      1.271          1.329            26,624
                                                       2005      1.203          1.271            26,630
                                                       2004      1.183          1.203            27,279
                                                       2003      1.000          1.183            25,844




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.361          1.324               --
                                                       2005      1.211          1.361               --
                                                       2004      1.142          1.211               --
                                                       2003      1.000          1.142               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.922          2.160           23,785
                                                       2006      1.630          1.922           23,786
                                                       2005      1.460          1.630               --
                                                       2004      1.315          1.460               --
                                                       2003      1.000          1.315               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.694          1.863           65,377
                                                       2006      1.570          1.694           66,007
                                                       2005      1.381          1.570          179,733
                                                       2004      1.254          1.381          132,567
                                                       2003      1.000          1.254           67,843

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.579          1.623           31,561
                                                       2006      1.401          1.579           31,184
                                                       2005      1.352          1.401           59,362
                                                       2004      1.252          1.352               --
                                                       2003      1.000          1.252               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.640          1.620               --
                                                       2005      1.417          1.640           36,725
                                                       2004      1.212          1.417            1,512
                                                       2003      1.000          1.212               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.698          2.205               --
                                                       2005      1.619          1.698          163,676
                                                       2004      1.259          1.619           58,985
                                                       2003      1.000          1.259               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.397          1.465               --
                                                       2006      1.225          1.397               --
                                                       2005      1.199          1.225               --
                                                       2004      1.167          1.199               --
                                                       2003      1.000          1.167               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.466          1.276            5,197
                                                       2006      1.444          1.466            5,201
                                                       2005      1.394          1.444           55,395
                                                       2004      1.279          1.394           18,094
                                                       2003      1.000          1.279            5,212

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.299          1.411               --
                                                       2005      1.205          1.299           46,365
                                                       2004      1.078          1.205               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.297          1.443               --
                                                       2005      1.203          1.297               --
                                                       2004      1.071          1.203               --
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.733          1.990           36,684
                                                       2006      1.589          1.733           71,365
                                                       2005      1.392          1.589          143,776
                                                       2004      1.235          1.392           82,985
                                                       2003      1.000          1.235           65,788

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.540          1.608               --
                                                       2006      1.382          1.540               --
                                                       2005      1.170          1.382               --
                                                       2004      1.181          1.170               --
                                                       2003      1.000          1.181               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.179          2.459           41,409
                                                       2006      1.981          2.179           52,280
                                                       2005      1.715          1.981           48,506
                                                       2004      1.405          1.715            5,056
                                                       2003      1.000          1.405            5,056

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.434          1.662               --
                                                       2005      1.325          1.434           41,802
                                                       2004      1.202          1.325           41,807
                                                       2003      1.000          1.202           33,779

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.812          3.544           12,015
                                                       2006      2.243          2.812           12,016
                                                       2005      1.798          2.243               --
                                                       2004      1.473          1.798               --
                                                       2003      1.000          1.473               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.982          2.239           86,019
                                                       2006      1.667          1.982           94,875
                                                       2005      1.546          1.667           48,118
                                                       2004      1.333          1.546            9,059
                                                       2003      1.104          1.333            3,495

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.600          1.907               --
                                                       2005      1.501          1.600           24,769
                                                       2004      1.322          1.501           24,780
                                                       2003      1.000          1.322            5,260

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.050          1.071               --
                                                       2005      1.059          1.050          132,070
                                                       2004      0.991          1.059               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.217          1.255               --
                                                       2005      1.155          1.217               --
                                                       2004      1.090          1.155               --
                                                       2003      1.000          1.090               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.519          1.809               --
                                                       2006      1.459          1.519               --
                                                       2005      1.327          1.459               --
                                                       2004      1.187          1.327               --
                                                       2003      1.000          1.187               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.566          1.865               --
                                                       2006      1.484          1.566               --
                                                       2005      1.359          1.484               --
                                                       2004      1.381          1.359               --
                                                       2003      1.000          1.381               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.524          1.631               --
                                                       2006      1.320          1.524               --
                                                       2005      1.277          1.320               --
                                                       2004      1.249          1.277               --
                                                       2003      1.000          1.249               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.521          1.699               --
                                                       2005      1.494          1.521               --
                                                       2004      1.329          1.494               --
                                                       2003      1.000          1.329               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.622          1.558               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.500          1.547               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.497          1.537               --
                                                       2006      1.329          1.497               --
                                                       2005      1.302          1.329               --
                                                       2004      1.207          1.302               --
                                                       2003      1.000          1.207               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614              796

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.654          1.682           12,991
                                                       2006      1.429          1.654           13,000
                                                       2005      1.371          1.429           13,010
                                                       2004      1.269          1.371           13,020
                                                       2003      1.000          1.269               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.390          1.387            3,398

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.818          1.958               --
                                                       2006      1.647          1.818               --
                                                       2005      1.605          1.647               --
                                                       2004      1.424          1.605               --
                                                       2003      1.000          1.424               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.122          1.218               --
                                                       2006      1.065          1.122               --
                                                       2005      1.042          1.065               --
                                                       2004      0.985          1.042               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.008          1.000               --
                                                       2006      0.989          1.008               --
                                                       2005      0.987          0.989               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.629          1.706               --
                                                       2006      1.409          1.629               --
                                                       2005      1.384          1.409               --
                                                       2004      1.305          1.384               --
                                                       2003      1.000          1.305               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.347          1.400               --
                                                       2006      1.320          1.347            3,468
                                                       2005      1.282          1.320            3,283
                                                       2004      1.303          1.282            3,511
                                                       2003      1.000          1.303            3,290

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.583          1.636               --
                                                       2006      1.457          1.583           41,265
                                                       2005      1.354          1.457           41,783
                                                       2004      1.268          1.354               --
                                                       2003      1.000          1.268               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.448          1.510               --
                                                       2006      1.317          1.448               --
                                                       2005      1.298          1.317               --
                                                       2004      1.224          1.298               --
                                                       2003      1.000          1.224               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.583          1.643               --
                                                       2006      1.380          1.583           18,380
                                                       2005      1.365          1.380           46,855
                                                       2004      1.238          1.365               --
                                                       2003      1.000          1.238               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.770          1.948               --
                                                       2006      1.612          1.770           22,839
                                                       2005      1.521          1.612           21,989
                                                       2004      1.253          1.521               --
                                                       2003      1.000          1.253               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.074          1.106               --
                                                       2005      1.057          1.074               --
                                                       2004      0.961          1.057               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.679          1.743               --
                                                       2006      1.770          1.679               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.287          1.295           62,211
                                                       2006      1.226          1.287          106,334

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.609          1.684               --
                                                       2006      1.525          1.609            7,312

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.670          1.676            8,207

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.301               --
                                                       2006      1.264          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.928          1.871           17,010
                                                       2006      1.756          1.928           44,353

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.654          2.112           36,050
                                                       2006      1.620          1.654           36,569

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.257          1.109               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.165          1.213               --
                                                       2006      1.106          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.290          1.349               --
                                                       2006      1.235          1.290               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093           27,062
                                                       2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.051           13,897
                                                       2006      0.963          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.552               --
                                                       2006      1.440          1.417               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.253          1.366               --
                                                       2006      1.267          1.253               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.162          2.262               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.370          1.443            4,483
                                                       2006      1.244          1.370           43,866

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           63,022
                                                       2006      1.003          1.216          109,995

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.119          1.180           35,247

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.519          1.561               --
                                                       2006      1.418          1.519               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.271               --
                                                       2006      1.100          1.153               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.191           69,013
                                                       2006      1.106          1.142           69,017

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.973           24,438
                                                       2006      1.003          1.025           12,096

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.478          1.741            2,584
                                                       2006      1.519          1.478            2,599

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.083           11,106

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.011          1.040          122,401
                                                       2006      0.993          1.011          122,004

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.364          1.388            8,350
                                                       2006      1.351          1.364            8,357

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.450          1.477           42,789
                                                       2006      1.419          1.450           42,792

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.068               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.073               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.072               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.073               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.073               --
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.353          1.379            7,166
                                                       2006      1.271          1.353            7,152

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.089           76,577
                                                       2006      0.996          1.047           76,834

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.137               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175               --
                                                       2006      1.071          1.134               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.056          1.080               --
                                                       2006      1.024          1.056               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          229,111
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.145               --
                                                       2005      1.049          1.085               --
                                                       2004      0.989          1.049               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.094          1.114               --
                                                       2006      1.110          1.094           29,371
                                                       2005      1.111          1.110          168,246
                                                       2004      1.042          1.111          141,085
                                                       2003      1.000          1.042          156,113

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.055          1.123           79,979
                                                       2006      1.039          1.055           79,984
                                                       2005      1.036          1.039               --
                                                       2004      1.009          1.036               --
                                                       2003      1.000          1.009               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.011          2.174               --
                                                       2006      1.609          2.011               --
                                                       2005      1.465          1.609               --
                                                       2004      1.288          1.465               --
                                                       2003      1.000          1.288               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.116          2.255               --
                                                       2006      1.843          2.116            5,940
                                                       2005      1.759          1.843               --
                                                       2004      1.424          1.759               --
                                                       2003      1.000          1.424               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.354          1.440               --
                                                       2005      1.273          1.354               --
                                                       2004      1.221          1.273               --
                                                       2003      1.000          1.221               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.161          1.235               --
                                                       2005      1.182          1.161               --
                                                       2004      1.136          1.182               --
                                                       2003      1.000          1.136               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.623          1.770               --
                                                       2005      1.475          1.623               --
                                                       2004      1.294          1.475               --
                                                       2003      1.000          1.294               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.353          1.419               --
                                                       2005      1.323          1.353           41,753
                                                       2004      1.230          1.323           41,759
                                                       2003      1.000          1.230           33,915

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.198          1.226               --
                                                       2005      1.193          1.198           74,051
                                                       2004      1.104          1.193           32,668
                                                       2003      1.000          1.104               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.390          1.437               --
                                                       2005      1.348          1.390               --
                                                       2004      1.246          1.348               --
                                                       2003      1.000          1.246               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.313          1.351               --
                                                       2005      1.234          1.313               --
                                                       2004      1.184          1.234               --
                                                       2003      1.000          1.184               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.164               --
                                                       2005      1.000          1.096               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099               --
                                                       2005      0.998          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.118               --
                                                       2005      1.005          1.074               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.043          1.062               --
                                                       2005      1.015          1.043               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.439          1.525               --
                                                       2005      1.312          1.439           60,230
                                                       2004      1.157          1.312           14,500
                                                       2003      1.000          1.157               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.438          1.519               --
                                                       2005      1.426          1.438            2,616
                                                       2004      1.277          1.426               --
                                                       2003      1.000          1.277               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.233          1.271               --
                                                       2005      1.224          1.233           96,988
                                                       2004      1.122          1.224           97,035
                                                       2003      1.000          1.122           80,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.244               --
                                                       2005      1.107          1.154           44,022
                                                       2004      0.964          1.107               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.531          1.756               --
                                                       2005      1.429          1.531           30,965
                                                       2004      1.261          1.429               --
                                                       2003      1.000          1.261               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.339          1.418               --
                                                       2005      1.291          1.339               --
                                                       2004      1.187          1.291               --
                                                       2003      1.000          1.187               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.047          1.100               --
                                                       2005      1.045          1.047               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.097          1.106               --
                                                       2005      1.081          1.097               --
                                                       2004      0.979          1.081               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.017          1.006               --
                                                       2005      1.022          1.017           72,020
                                                       2004      1.011          1.022           10,747
                                                       2003      1.000          1.011           10,533

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.318          1.373               --
                                                       2005      1.320          1.318            8,228
                                                       2004      1.224          1.320            8,236
                                                       2003      1.000          1.224            8,236

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.103          1.267               --
                                                       2005      1.009          1.103               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.104          1.264               --
                                                       2005      1.043          1.104               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.043          1.065          132,175
                                                       2004      0.979          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.671          1.597           73,600
                                                       2006      1.471          1.671          104,238
                                                       2005      1.443          1.471          157,662
                                                       2004      1.256          1.443           81,080
                                                       2003      1.000          1.256           66,375

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.326          1.459               --
                                                       2006      1.269          1.326               --
                                                       2005      1.202          1.269               --
                                                       2004      1.183          1.202               --
                                                       2003      1.000          1.183               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.313          1.276                --
                                                       2005      1.168          1.313             2,338
                                                       2004      1.102          1.168                --
                                                       2003      1.000          1.102                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.761          1.978           309,544
                                                       2006      1.494          1.761           314,423
                                                       2005      1.339          1.494           315,630
                                                       2004      1.206          1.339             7,336
                                                       2003      1.000          1.206                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.554          1.708         1,350,865
                                                       2006      1.441          1.554         1,413,823
                                                       2005      1.268          1.441         1,354,187
                                                       2004      1.152          1.268            24,629
                                                       2003      1.000          1.152                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.448          1.488         1,328,431
                                                       2006      1.285          1.448         1,450,907
                                                       2005      1.241          1.285         1,458,706
                                                       2004      1.149          1.241            54,317
                                                       2003      1.000          1.149                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.534          1.514                --
                                                       2005      1.326          1.534           150,896
                                                       2004      1.134          1.326                --
                                                       2003      1.000          1.134                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.634          2.121                --
                                                       2005      1.559          1.634           151,319
                                                       2004      1.213          1.559            30,234
                                                       2003      1.000          1.213                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.302          1.364            41,147
                                                       2006      1.142          1.302            45,737
                                                       2005      1.119          1.142            48,606
                                                       2004      1.089          1.119                --
                                                       2003      1.000          1.089                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.358          1.181           100,733
                                                       2006      1.337          1.358           104,733
                                                       2005      1.292          1.337           125,124
                                                       2004      1.186          1.292                --
                                                       2003      1.000          1.186                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.298          1.409                --
                                                       2005      1.204          1.298         1,154,267
                                                       2004      1.082          1.204                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.295          1.441                --
                                                       2005      1.202          1.295           336,099
                                                       2004      1.123          1.202                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.628          1.867           333,425
                                                       2006      1.493          1.628           396,876
                                                       2005      1.308          1.493           361,210
                                                       2004      1.161          1.308                --
                                                       2003      1.000          1.161                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.426          1.488                --
                                                       2006      1.280          1.426                --
                                                       2005      1.085          1.280                --
                                                       2004      1.095          1.085                --
                                                       2003      1.017          1.095                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.962          2.213           287,565
                                                       2006      1.784          1.962           318,246
                                                       2005      1.545          1.784           262,262
                                                       2004      1.267          1.545            12,304
                                                       2003      1.000          1.267                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.339          1.551                --
                                                       2005      1.238          1.339            29,624
                                                       2004      1.124          1.238                --
                                                       2003      1.000          1.124                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.530          3.187           102,519
                                                       2006      2.019          2.530           212,545
                                                       2005      1.620          2.019           218,109
                                                       2004      1.328          1.620             2,949
                                                       2003      1.000          1.328                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.804          2.037           383,034
                                                       2006      1.518          1.804           240,657
                                                       2005      1.409          1.518           240,002
                                                       2004      1.215          1.409                --
                                                       2003      1.000          1.215                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.432          1.706                --
                                                       2005      1.344          1.432           857,133
                                                       2004      1.184          1.344            43,615
                                                       2003      1.000          1.184                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.049          1.070                --
                                                       2005      1.058          1.049           229,720
                                                       2004      0.991          1.058            25,778

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.173          1.209                --
                                                       2005      1.114          1.173                --
                                                       2004      1.051          1.114                --
                                                       2003      1.000          1.051                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.419          1.690                --
                                                       2006      1.364          1.419                --
                                                       2005      1.242          1.364                --
                                                       2004      1.111          1.242                --
                                                       2003      1.000          1.111                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.402          1.668            16,639
                                                       2006      1.329          1.402            18,945
                                                       2005      1.217          1.329            18,650
                                                       2004      1.238          1.217                --
                                                       2003      1.000          1.238                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.395          1.493                --
                                                       2006      1.209          1.395                --
                                                       2005      1.171          1.209                --
                                                       2004      1.145          1.171                --
                                                       2003      1.000          1.145                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.404          1.568                --
                                                       2005      1.380          1.404           167,108
                                                       2004      1.228          1.380                --
                                                       2003      1.000          1.228                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.473          1.415            47,790

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.379          1.422            27,036

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.393          1.429           114,906
                                                       2006      1.237          1.393           116,921
                                                       2005      1.213          1.237           107,307
                                                       2004      1.124          1.213                --
                                                       2003      1.000          1.124                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.529          1.459            64,155

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.481          1.505            48,396
                                                       2006      1.280          1.481            48,666
                                                       2005      1.228          1.280            44,662
                                                       2004      1.137          1.228            30,144
                                                       2003      1.000          1.137                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.259          1.255            48,527

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.626          1.749           100,612
                                                       2006      1.474          1.626           111,595
                                                       2005      1.436          1.474           107,652
                                                       2004      1.275          1.436            19,413
                                                       2003      1.000          1.275                --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.121          1.216            12,401
                                                       2006      1.064          1.121            12,408
                                                       2005      1.042          1.064                --
                                                       2004      0.985          1.042                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.006          0.998           112,661
                                                       2006      0.988          1.006           109,424
                                                       2005      0.987          0.988            63,886
                                                       2004      0.997          0.987            34,885
                                                       2003      0.998          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.473          1.543                --
                                                       2006      1.275          1.473            37,178
                                                       2005      1.253          1.275            34,803
                                                       2004      1.182          1.253             2,192
                                                       2003      1.000          1.182                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.219          1.267                --
                                                       2006      1.196          1.219            51,992
                                                       2005      1.161          1.196            48,233
                                                       2004      1.181          1.161            34,992
                                                       2003      1.000          1.181                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.439          1.487                --
                                                       2006      1.324          1.439            46,529
                                                       2005      1.232          1.324           119,126
                                                       2004      1.154          1.232               701
                                                       2003      1.000          1.154                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.332          1.388                --
                                                       2006      1.211          1.332            27,047
                                                       2005      1.195          1.211            15,341
                                                       2004      1.127          1.195                --
                                                       2003      0.996          1.127                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.472          1.527                --
                                                       2006      1.283          1.472           318,169
                                                       2005      1.270          1.283           387,681
                                                       2004      1.153          1.270                --
                                                       2003      0.996          1.153                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.640          1.804                --
                                                       2006      1.494          1.640           459,507
                                                       2005      1.411          1.494           435,887
                                                       2004      1.163          1.411            30,256
                                                       2003      1.000          1.163                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.073          1.105                --
                                                       2005      1.057          1.073            90,812
                                                       2004      0.961          1.057                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.541          1.599            34,216
                                                       2006      1.625          1.541            35,647

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.244          1.251           391,651
                                                       2006      1.185          1.244           216,238

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.507          1.577                --
                                                       2006      1.428          1.507           191,200

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.563          1.569           222,875

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300             3,805
                                                       2006      1.264          1.342             3,709

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.781          1.727            84,221
                                                       2006      1.623          1.781            82,738

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.546          1.973           138,693
                                                       2006      1.514          1.546           160,457

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.255          1.108                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.164          1.210            92,246
                                                       2006      1.105          1.164            92,362

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.226          1.281            60,575
                                                       2006      1.175          1.226            83,074

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.092           661,500
                                                       2006      1.001          1.073           258,340

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.051           659,411
                                                       2006      0.963          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.335          1.462            19,921
                                                       2006      1.357          1.335            20,042

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.252          1.365            15,616
                                                       2006      1.267          1.252            19,949

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.978          2.069                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.368          1.440           222,645
                                                       2006      1.243          1.368           224,693

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013           238,776
                                                       2006      1.003          1.215           262,394

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.063          1.121           588,838

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.439          1.478            12,724
                                                       2006      1.344          1.439            12,724

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.270                --
                                                       2006      1.099          1.152                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.189           483,228
                                                       2006      1.105          1.140           508,748

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.972           830,322
                                                       2006      1.003          1.025           728,169

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.341          1.580            36,256
                                                       2006      1.379          1.341            36,571

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.057           103,834

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.012          1.040         1,335,803
                                                       2006      0.993          1.012         1,621,168

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.317            98,084
                                                       2006      1.283          1.296            87,283

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.369           215,869
                                                       2006      1.316          1.345           236,255

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067           263,844
                                                       2006      1.002          1.056           375,314

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072            42,587
                                                       2006      1.001          1.038            19,867

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071                --
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072           733,260
                                                       2006      1.002          1.050           723,125

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072           645,927
                                                       2006      1.002          1.055           707,477

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.276          1.301           630,795
                                                       2006      1.199          1.276           715,113

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.088         2,988,815
                                                       2006      0.996          1.047         3,160,323

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136             2,758
                                                       2006      0.998          1.064             2,904

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.174                --
                                                       2006      1.070          1.133           193,712

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.055          1.078           162,369
                                                       2006      1.023          1.055           159,898

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                --
                                                       2005      0.980          0.987           448,027
                                                       2004      0.992          0.980           270,004
                                                       2003      1.000          0.992                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.144                --
                                                       2005      1.048          1.085            58,921
                                                       2004      0.988          1.048                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.059                --
                                                       2006      1.056          1.040           588,966
                                                       2005      1.057          1.056           497,117
                                                       2004      0.992          1.057             2,005
                                                       2003      1.000          0.992                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.030          1.095           776,021
                                                       2006      1.014          1.030           640,014
                                                       2005      1.011          1.014           571,328
                                                       2004      0.986          1.011            85,953
                                                       2003      1.000          0.986                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.841          1.989                --
                                                       2006      1.473          1.841                --
                                                       2005      1.342          1.473                --
                                                       2004      1.181          1.342                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.892          2.016                --
                                                       2006      1.648          1.892           132,840
                                                       2005      1.574          1.648           134,921
                                                       2004      1.275          1.574                --
                                                       2003      1.000          1.275                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.277          1.357                --
                                                       2005      1.201          1.277            20,167
                                                       2004      1.152          1.201                --
                                                       2003      1.000          1.152                --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.104          1.175                --
                                                       2005      1.125          1.104            59,071
                                                       2004      1.082          1.125                --
                                                       2003      1.000          1.082                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.491          1.625                --
                                                       2005      1.355          1.491            32,369
                                                       2004      1.190          1.355            23,092
                                                       2003      1.000          1.190                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.255          1.316                --
                                                       2005      1.228          1.255           164,775
                                                       2004      1.143          1.228            69,212
                                                       2003      1.000          1.143                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.158          1.185                --
                                                       2005      1.155          1.158           182,070
                                                       2004      1.069          1.155            40,069
                                                       2003      1.000          1.069                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.264          1.307                --
                                                       2005      1.227          1.264                --
                                                       2004      1.135          1.227                --
                                                       2003      1.000          1.135                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.248          1.283                --
                                                       2005      1.174          1.248            52,166
                                                       2004      1.126          1.174                --
                                                       2003      1.000          1.126                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.163                --
                                                       2005      1.000          1.096           100,596

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.028                --
                                                       2005      1.000          1.027            21,346

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099                --
                                                       2005      0.998          1.063           565,659

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117                --
                                                       2005      1.005          1.073           631,705

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.043          1.061                --
                                                       2005      1.015          1.043                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.348          1.428                --
                                                       2005      1.230          1.348           195,627
                                                       2004      1.085          1.230            39,904
                                                       2003      1.000          1.085                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.306          1.379                --
                                                       2005      1.296          1.306            31,140
                                                       2004      1.161          1.296             7,277
                                                       2003      1.000          1.161                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.164          1.199                --
                                                       2005      1.155          1.164           708,243
                                                       2004      1.060          1.155            39,475
                                                       2003      1.000          1.060                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.153          1.243                --
                                                       2005      1.107          1.153           169,447
                                                       2004      0.964          1.107            17,723

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.415          1.623                --
                                                       2005      1.321          1.415            80,491
                                                       2004      1.167          1.321                --
                                                       2003      1.000          1.167                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.269          1.344                --
                                                       2005      1.224          1.269            12,724
                                                       2004      1.126          1.224                --
                                                       2003      0.991          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.047          1.099                --
                                                       2005      1.045          1.047                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.096          1.105                --
                                                       2005      1.081          1.096           499,012
                                                       2004      0.979          1.081                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.994          0.983                --
                                                       2005      1.000          0.994            86,522
                                                       2004      0.989          1.000            19,704
                                                       2003      1.000          0.989                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.227          1.278                --
                                                       2005      1.229          1.227            32,525
                                                       2004      1.140          1.229                --
                                                       2003      1.000          1.140                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.103          1.267                --
                                                       2005      1.009          1.103            23,481

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.104          1.264                --
                                                       2005      1.043          1.104               973

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.042          1.064           175,319
                                                       2004      0.979          1.042                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.510          1.442           301,223
                                                       2006      1.330          1.510           306,543
                                                       2005      1.306          1.330           294,620
                                                       2004      1.137          1.306                --
                                                       2003      1.000          1.137                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.257          1.383                --
                                                       2006      1.203          1.257                --
                                                       2005      1.140          1.203                --
                                                       2004      1.123          1.140                --
                                                       2003      1.000          1.123                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.217          1.182              --
                                                       2005      1.084          1.217              --
                                                       2004      1.000          1.084              --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.468          1.648              --
                                                       2006      1.247          1.468              --
                                                       2005      1.118          1.247              --
                                                       2004      1.000          1.118              --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.348          1.480              --
                                                       2006      1.251          1.348              --
                                                       2005      1.101          1.251              --
                                                       2004      1.000          1.101              --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.256          1.290              --
                                                       2006      1.115          1.256              --
                                                       2005      1.077          1.115              --
                                                       2004      1.000          1.077              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.345          1.328              --
                                                       2005      1.163          1.345              --
                                                       2004      1.000          1.163              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.259          1.633              --
                                                       2005      1.202          1.259           1,304
                                                       2004      1.000          1.202              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.202          1.259              --
                                                       2006      1.056          1.202              --
                                                       2005      1.034          1.056              --
                                                       2004      1.000          1.034              --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.108          0.963              --
                                                       2006      1.092          1.108              --
                                                       2005      1.055          1.092              --
                                                       2004      1.000          1.055              --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.199          1.302              --
                                                       2005      1.113          1.199              --
                                                       2004      1.000          1.113              --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.182          1.314              --
                                                       2005      1.097          1.182              --
                                                       2004      1.000          1.097              --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.402          1.608             788
                                                       2006      1.287          1.402             883
                                                       2005      1.128          1.287             854
                                                       2004      1.000          1.128              --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.355          1.414              --
                                                       2006      1.217          1.355              --
                                                       2005      1.032          1.217              --
                                                       2004      1.000          1.032              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.521          1.715             736
                                                       2006      1.384          1.521             805
                                                       2005      1.199          1.384             807
                                                       2004      1.000          1.199              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.175          1.361              --
                                                       2005      1.087          1.175              --
                                                       2004      1.000          1.087              --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.842          2.319             272
                                                       2006      1.470          1.842             351
                                                       2005      1.180          1.470             389
                                                       2004      1.000          1.180              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.475          1.665              --
                                                       2006      1.242          1.475              --
                                                       2005      1.153          1.242              --
                                                       2004      1.000          1.153              --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.208          1.439              --
                                                       2005      1.135          1.208              --
                                                       2004      1.000          1.135              --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.048          1.069              --
                                                       2005      1.058          1.048              --
                                                       2004      0.991          1.058              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.117          1.151              --
                                                       2005      1.061          1.117              --
                                                       2004      1.000          1.061              --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.216          1.447              --
                                                       2006      1.170          1.216              --
                                                       2005      1.065          1.170              --
                                                       2004      1.000          1.065              --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.169          1.391              --
                                                       2006      1.109          1.169              --
                                                       2005      1.017          1.109              --
                                                       2004      1.000          1.017              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.219          1.303              --
                                                       2006      1.057          1.219              --
                                                       2005      1.024          1.057              --
                                                       2004      1.000          1.024              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.134          1.265              --
                                                       2005      1.115          1.134              --
                                                       2004      1.000          1.115              --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.242          1.192           1,044

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.241          1.279              --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.248          1.280              --
                                                       2006      1.108          1.248              --
                                                       2005      1.087          1.108              --
                                                       2004      1.000          1.087              --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.224              --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.287          1.307              --
                                                       2006      1.113          1.287              --
                                                       2005      1.068          1.113              --
                                                       2004      1.000          1.068              --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.086          1.083              --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.266          1.362              --
                                                       2006      1.149          1.266              --
                                                       2005      1.120          1.149              --
                                                       2004      1.000          1.120              --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.119          1.213              --
                                                       2006      1.063          1.119              --
                                                       2005      1.041          1.063              --
                                                       2004      0.985          1.041              --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.008          0.999              --
                                                       2006      0.991          1.008              --
                                                       2005      0.990          0.991              --
                                                       2004      1.000          0.990              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.237          1.295              --
                                                       2006      1.071          1.237              --
                                                       2005      1.053          1.071              --
                                                       2004      1.000          1.053              --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.052          1.094              --
                                                       2006      1.033          1.052              --
                                                       2005      1.004          1.033              --
                                                       2004      1.000          1.004              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.213          1.253              --
                                                       2006      1.117          1.213           1,017
                                                       2005      1.040          1.117             984
                                                       2004      1.000          1.040              --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.199          1.249              --
                                                       2006      1.091          1.199              --
                                                       2005      1.076          1.091              --
                                                       2004      1.000          1.076              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.279          1.327              --
                                                       2006      1.116          1.279              --
                                                       2005      1.105          1.116              --
                                                       2004      1.000          1.105              --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.375          1.513              --
                                                       2006      1.253          1.375             908
                                                       2005      1.184          1.253             870
                                                       2004      1.000          1.184              --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.104              --
                                                       2005      1.056          1.072              --
                                                       2004      0.961          1.056              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.267          1.314              --
                                                       2006      1.337          1.267              --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.147          1.152              --
                                                       2006      1.093          1.147              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.369          1.432              --
                                                       2006      1.298          1.369              --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.420          1.425              --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.341          1.298              --
                                                       2006      1.263          1.341              --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.534          1.487              --
                                                       2006      1.398          1.534              --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.355          1.728              --
                                                       2006      1.328          1.355              --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.254          1.106              --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.162          1.208              --
                                                       2006      1.104          1.162              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.123          1.173              --
                                                       2006      1.076          1.123              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.091              --
                                                       2006      1.001          1.073              --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.050           1,194
                                                       2006      0.963          1.067              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.181          1.292              --
                                                       2006      1.201          1.181              --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.251          1.363              --
                                                       2006      1.266          1.251              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.694          1.771              --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.366          1.438              --
                                                       2006      1.242          1.366              --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012           1,821
                                                       2006      1.003          1.215           1,507

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.024          1.080              --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.300          1.335              --
                                                       2006      1.214          1.300              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.268              --
                                                       2006      1.099          1.151              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.187           3,167
                                                       2006      1.104          1.139           3,229

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.971           1,304
                                                       2006      1.003          1.024              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.136          1.337              --
                                                       2006      1.169          1.136              --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.048              --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.049           3,224
                                                       2006      1.003          1.022              --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.166          1.185              --
                                                       2006      1.156          1.166              --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.200          1.221              --
                                                       2006      1.174          1.200              --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066              --
                                                       2006      1.002          1.056              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071              --
                                                       2006      1.001          1.038              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070              --
                                                       2006      1.002          1.045              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071              --
                                                       2006      1.002          1.050              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071              --
                                                       2006      1.002          1.055              --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.192          1.214              --
                                                       2006      1.120          1.192              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087              --
                                                       2006      0.996          1.046              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136              --
                                                       2006      0.998          1.064              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.172              --
                                                       2006      1.069          1.131              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.053          1.076              --
                                                       2006      1.022          1.053              --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003              --
                                                       2005      0.991          0.997              --
                                                       2004      1.000          0.991              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.084          1.143              --
                                                       2005      1.048          1.084              --
                                                       2004      0.988          1.048              --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.002          1.020              --
                                                       2006      1.018          1.002              --
                                                       2005      1.020          1.018              --
                                                       2004      1.000          1.020              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.020          1.085              --
                                                       2006      1.005          1.020              --
                                                       2005      1.003          1.005              --
                                                       2004      1.000          1.003              --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.576          1.703              --
                                                       2006      1.262          1.576              --
                                                       2005      1.150          1.262              --
                                                       2004      1.000          1.150              --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.416          1.509              --
                                                       2006      1.235          1.416             880
                                                       2005      1.180          1.235             875
                                                       2004      1.000          1.180              --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.130          1.201              --
                                                       2005      1.063          1.130              --
                                                       2004      1.000          1.063              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.012          1.076              --
                                                       2005      1.031          1.012              --
                                                       2004      1.000          1.031              --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.227          1.337              --
                                                       2005      1.116          1.227              --
                                                       2004      1.000          1.116              --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.120          1.174              --
                                                       2005      1.097          1.120              --
                                                       2004      1.000          1.097              --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.068          1.093              --
                                                       2005      1.065          1.068              --
                                                       2004      1.000          1.065              --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.117          1.154              --
                                                       2005      1.085          1.117              --
                                                       2004      1.000          1.085              --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.124          1.156              --
                                                       2005      1.058          1.124              --
                                                       2004      1.000          1.058              --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.162              --
                                                       2005      1.000          1.096              --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028              --
                                                       2005      1.000          1.026              --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.098              --
                                                       2005      0.998          1.063              --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117              --
                                                       2005      1.005          1.073              --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.042          1.060              --
                                                       2005      1.014          1.042              --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.225          1.298              --
                                                       2005      1.118          1.225              --
                                                       2004      1.000          1.118              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.107          1.169              --
                                                       2005      1.098          1.107              --
                                                       2004      1.000          1.098              --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.087          1.120              --
                                                       2005      1.080          1.087              --
                                                       2004      1.000          1.080              --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.152          1.242              --
                                                       2005      1.106          1.152              --
                                                       2004      0.964          1.106              --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.220          1.398              --
                                                       2005      1.139          1.220              --
                                                       2004      1.000          1.139              --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.147          1.214              --
                                                       2005      1.107          1.147              --
                                                       2004      1.000          1.107              --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.046          1.099              --
                                                       2005      1.045          1.046              --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.095          1.104              --
                                                       2005      1.081          1.095           3,054
                                                       2004      0.978          1.081              --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.986          0.975              --
                                                       2005      0.992          0.986              --
                                                       2004      1.000          0.992              --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.144              --
                                                       2005      1.101          1.099              --
                                                       2004      1.000          1.101              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.102          1.266              --
                                                       2005      1.009          1.102              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.104          1.263              --
                                                       2005      1.043          1.104              --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022              --
                                                       2005      1.042          1.063              --
                                                       2004      0.979          1.042              --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.311          1.252              --
                                                       2006      1.156          1.311              --
                                                       2005      1.135          1.156              --
                                                       2004      1.000          1.135              --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.149          1.263              --
                                                       2006      1.101          1.149              --
                                                       2005      1.043          1.101              --
                                                       2004      1.000          1.043              --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.356          1.316                --
                                                       2005      1.208          1.356            58,269
                                                       2004      1.141          1.208            58,274
                                                       2003      1.000          1.141            34,659

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.911          2.145           323,535
                                                       2006      1.624          1.911           340,407
                                                       2005      1.457          1.624           411,831
                                                       2004      1.313          1.457           346,183
                                                       2003      1.000          1.313            67,280

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.685          1.850           840,289
                                                       2006      1.564          1.685           926,141
                                                       2005      1.377          1.564         1,170,033
                                                       2004      1.253          1.377           960,973
                                                       2003      1.000          1.253           103,752

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.571          1.612           779,402
                                                       2006      1.395          1.571           919,233
                                                       2005      1.349          1.395         1,040,719
                                                       2004      1.250          1.349           768,932
                                                       2003      1.000          1.250           150,791

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.633          1.612                --
                                                       2005      1.414          1.633           187,401
                                                       2004      1.210          1.414           172,456
                                                       2003      1.000          1.210            26,959

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.692          2.193                --
                                                       2005      1.615          1.692           209,754
                                                       2004      1.258          1.615           150,096
                                                       2003      1.000          1.258            44,089

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.390          1.455             8,837
                                                       2006      1.221          1.390             4,663
                                                       2005      1.197          1.221            10,393
                                                       2004      1.166          1.197            11,209
                                                       2003      1.000          1.166                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.458          1.267           187,489
                                                       2006      1.438          1.458           231,611
                                                       2005      1.391          1.438           416,941
                                                       2004      1.278          1.391           374,826
                                                       2003      1.000          1.278            50,060

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.295          1.405                --
                                                       2005      1.203          1.295           200,301
                                                       2004      1.078          1.203            46,933
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.293          1.438                --
                                                       2005      1.201          1.293           165,785
                                                       2004      1.071          1.201            79,481
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.724          1.976           324,979
                                                       2006      1.583          1.724           369,629
                                                       2005      1.388          1.583           398,076
                                                       2004      1.234          1.388           383,209
                                                       2003      1.000          1.234            71,351

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.532          1.597            30,469
                                                       2006      1.377          1.532            32,227
                                                       2005      1.167          1.377            34,141
                                                       2004      1.179          1.167            33,614
                                                       2003      1.000          1.179                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.167          2.442           271,682
                                                       2006      1.973          2.167           273,605
                                                       2005      1.710          1.973           260,177
                                                       2004      1.404          1.710           175,751
                                                       2003      1.000          1.404            67,883

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.429          1.653                --
                                                       2005      1.322          1.429           231,831
                                                       2004      1.201          1.322           188,296
                                                       2003      1.000          1.201            33,228

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.797          3.519           234,874
                                                       2006      2.234          2.797           257,831
                                                       2005      1.794          2.234           332,809
                                                       2004      1.472          1.794           286,267
                                                       2003      1.000          1.472            46,788

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.971          2.224           313,231
                                                       2006      1.661          1.971           352,967
                                                       2005      1.542          1.661           336,958
                                                       2004      1.331          1.542           302,044
                                                       2003      1.104          1.331            93,864

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.594          1.897                --
                                                       2005      1.498          1.594           156,524
                                                       2004      1.321          1.498            91,248
                                                       2003      1.000          1.321            18,923

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.047          1.068                --
                                                       2005      1.058          1.047            64,757
                                                       2004      0.991          1.058            11,564

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.213          1.250                --
                                                       2005      1.153          1.213            18,631
                                                       2004      1.089          1.153            31,761
                                                       2003      1.000          1.089            35,512

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.510          1.796            48,456
                                                       2006      1.453          1.510            62,972
                                                       2005      1.324          1.453           132,784
                                                       2004      1.186          1.324           132,640
                                                       2003      1.000          1.186            16,568

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.557          1.852            77,926
                                                       2006      1.478          1.557            77,320
                                                       2005      1.355          1.478            91,738
                                                       2004      1.379          1.355            86,670
                                                       2003      1.000          1.379            73,510

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.515          1.619                --
                                                       2006      1.315          1.515                --
                                                       2005      1.274          1.315                --
                                                       2004      1.248          1.274                --
                                                       2003      1.000          1.248               672

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.515          1.690                --
                                                       2005      1.491          1.515           271,562
                                                       2004      1.328          1.491           236,637
                                                       2003      1.000          1.328           201,678

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.612          1.547            93,036

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.491          1.537            26,537

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.489          1.527           355,728
                                                       2006      1.324          1.489           430,201
                                                       2005      1.299          1.324           458,582
                                                       2004      1.206          1.299           312,187
                                                       2003      1.000          1.206            90,518

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.681          1.602           127,981

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.645          1.670           138,523
                                                       2006      1.424          1.645           145,156
                                                       2005      1.367          1.424           162,254
                                                       2004      1.268          1.367           217,762
                                                       2003      1.000          1.268           223,006

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.382          1.377            61,353

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.808          1.944           226,394
                                                       2006      1.641          1.808           242,753
                                                       2005      1.601          1.641           246,040
                                                       2004      1.423          1.601           253,711
                                                       2003      1.000          1.423           145,121

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.118          1.211                --
                                                       2006      1.062          1.118                --
                                                       2005      1.041          1.062                --
                                                       2004      0.985          1.041                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.003          0.993             9,408
                                                       2006      0.986          1.003            10,159
                                                       2005      0.985          0.986            66,884
                                                       2004      0.997          0.985            63,904
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.620          1.696                --
                                                       2006      1.404          1.620           132,786
                                                       2005      1.380          1.404           137,076
                                                       2004      1.304          1.380           137,219
                                                       2003      1.000          1.304            45,334

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.339          1.392                --
                                                       2006      1.315          1.339            62,379
                                                       2005      1.279          1.315            60,474
                                                       2004      1.302          1.279            69,869
                                                       2003      1.000          1.302             5,538

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.575          1.627                --
                                                       2006      1.451          1.575            98,486
                                                       2005      1.351          1.451            75,387
                                                       2004      1.267          1.351            55,408
                                                       2003      1.000          1.267            10,357

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.441          1.501                --
                                                       2006      1.311          1.441            26,822
                                                       2005      1.295          1.311            27,856
                                                       2004      1.223          1.295             8,022
                                                       2003      1.000          1.223             2,317

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.575          1.633                --
                                                       2006      1.374          1.575           205,401
                                                       2005      1.362          1.374           209,435
                                                       2004      1.237          1.362           118,581
                                                       2003      1.000          1.237            23,042

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936                --
                                                       2006      1.605          1.761           278,786
                                                       2005      1.518          1.605           288,998
                                                       2004      1.252          1.518           172,579
                                                       2003      1.000          1.252            67,892

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.103                --
                                                       2005      1.056          1.072            11,798
                                                       2004      0.961          1.056             4,959

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.670          1.731           124,262
                                                       2006      1.762          1.670           127,835

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.280          1.286            80,418
                                                       2006      1.220          1.280           128,223

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.600          1.674                --
                                                       2006      1.518          1.600           195,057

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.660          1.665           151,077

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296           136,515
                                                       2006      1.263          1.340                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.917          1.858            57,649
                                                       2006      1.748          1.917            26,984

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.645          2.098           147,894
                                                       2006      1.612          1.645           111,990

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.253          1.105            14,169

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.160          1.206             8,660
                                                       2006      1.103          1.160             8,653

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.283          1.339           356,289
                                                       2006      1.230          1.283           347,438

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.090           535,919
                                                       2006      1.001          1.073           309,301

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.049           551,209
                                                       2006      0.963          1.067            62,536

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.409          1.541            57,473
                                                       2006      1.433          1.409            60,791

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.250          1.361                --
                                                       2006      1.266          1.250                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.149          2.246            10,369

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.365          1.435           217,878
                                                       2006      1.241          1.365           227,594

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           317,370
                                                       2006      1.003          1.214           331,168

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.112          1.172           195,399

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.511          1.550                --
                                                       2006      1.412          1.511            50,321

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.267                --
                                                       2006      1.098          1.151            10,315

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.137          1.185           127,296
                                                       2006      1.103          1.137           152,902

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.970           755,921
                                                       2006      1.003          1.024           781,804

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.470          1.729           321,911
                                                       2006      1.513          1.470           325,521

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.046          1.075           119,566

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.033           736,288
                                                       2006      0.988          1.006           650,299

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.357          1.378            48,366
                                                       2006      1.345          1.357            54,268

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.442          1.467           121,861
                                                       2006      1.412          1.442           123,640

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065                --
                                                       2006      1.002          1.055                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071            20,960
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070            14,849
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070                --
                                                       2006      1.002          1.050            51,029

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070            63,818
                                                       2006      1.002          1.054            13,566

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.346          1.370           574,756
                                                       2006      1.265          1.346           570,491

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086           313,974
                                                       2006      0.996          1.046           513,745

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135            31,844
                                                       2006      0.998          1.064            77,972

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170                --
                                                       2006      1.068          1.130            38,524

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.052          1.074           144,556
                                                       2006      1.021          1.052           144,733

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982           380,021
                                                       2004      0.989          0.977           473,317
                                                       2003      1.000          0.989            14,082

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.083          1.141                --
                                                       2005      1.048          1.083             3,346
                                                       2004      0.988          1.048                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.088          1.108                --
                                                       2006      1.106          1.088           205,514
                                                       2005      1.108          1.106           321,796
                                                       2004      1.041          1.108           219,895
                                                       2003      1.000          1.041            56,875

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.050          1.116           318,814
                                                       2006      1.034          1.050           345,938
                                                       2005      1.033          1.034           461,769
                                                       2004      1.008          1.033           389,671
                                                       2003      1.000          1.008           258,050

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.000          2.161                --
                                                       2006      1.603          2.000            11,334
                                                       2005      1.462          1.603            14,163
                                                       2004      1.287          1.462            32,424
                                                       2003      1.000          1.287            50,023

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.104          2.242                --
                                                       2006      1.836          2.104            90,965
                                                       2005      1.755          1.836           104,389
                                                       2004      1.423          1.755            41,814
                                                       2003      1.000          1.423                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.349          1.433                --
                                                       2005      1.270          1.349           115,573
                                                       2004      1.220          1.270           117,877
                                                       2003      1.000          1.220            10,359

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.156          1.230                --
                                                       2005      1.179          1.156           131,756
                                                       2004      1.135          1.179            92,467
                                                       2003      1.000          1.135             7,798

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.617          1.762                --
                                                       2005      1.472          1.617           190,771
                                                       2004      1.293          1.472           177,923
                                                       2003      1.000          1.293            18,218

  Travelers Equity Income Subaccount (5/03)..........  2006      1.347          1.412                --
                                                       2005      1.320          1.347           127,850
                                                       2004      1.229          1.320           115,335
                                                       2003      1.000          1.229            45,432

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.193          1.220                --
                                                       2005      1.190          1.193           116,014
                                                       2004      1.103          1.190            60,381
                                                       2003      1.000          1.103            21,362

  Travelers Federated Stock Subaccount (6/03)........  2006      1.385          1.430                --
                                                       2005      1.345          1.385            23,564
                                                       2004      1.245          1.345            15,490
                                                       2003      1.000          1.245             5,945

  Travelers Large Cap Subaccount (6/03)..............  2006      1.308          1.345                --
                                                       2005      1.231          1.308            45,547
                                                       2004      1.183          1.231            45,863
                                                       2003      1.000          1.183             2,806

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.162                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.098                --
                                                       2005      0.998          1.062                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.116                --
                                                       2005      1.005          1.073            12,210

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.042          1.060                --
                                                       2005      1.014          1.042                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.433          1.518                --
                                                       2005      1.309          1.433           107,239
                                                       2004      1.156          1.309            91,740
                                                       2003      1.000          1.156            48,161

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.433          1.513                --
                                                       2005      1.422          1.433           216,048
                                                       2004      1.276          1.422           102,412
                                                       2003      1.000          1.276            40,154

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.228          1.265                --
                                                       2005      1.221          1.228           692,315
                                                       2004      1.121          1.221           688,103
                                                       2003      1.000          1.121           421,068

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.151          1.241                --
                                                       2005      1.106          1.151           196,506
                                                       2004      0.964          1.106           100,462

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.525          1.748                --
                                                       2005      1.425          1.525            45,767
                                                       2004      1.260          1.425            22,406
                                                       2003      1.000          1.260                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.334          1.412                --
                                                       2005      1.288          1.334            50,490
                                                       2004      1.186          1.288                --
                                                       2003      1.000          1.186                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.046          1.098                --
                                                       2005      1.044          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.094          1.103                --
                                                       2005      1.080          1.094            99,490
                                                       2004      0.978          1.080            45,761

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.013          1.001                --
                                                       2005      1.020          1.013           124,968
                                                       2004      1.010          1.020           118,822
                                                       2003      1.000          1.010            86,278

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.313          1.367                --
                                                       2005      1.317          1.313            12,667
                                                       2004      1.223          1.317            12,026
                                                       2003      1.000          1.223            10,833

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.102          1.266                --
                                                       2005      1.009          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.103          1.263                --
                                                       2005      1.043          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.062          1.021                --
                                                       2005      1.041          1.062           144,929
                                                       2004      0.979          1.041            85,213

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.662          1.586           123,534
                                                       2006      1.465          1.662           126,128
                                                       2005      1.440          1.465           124,731
                                                       2004      1.255          1.440            75,687
                                                       2003      1.000          1.255            32,634

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.319          1.449                --
                                                       2006      1.264          1.319                --
                                                       2005      1.199          1.264                --
                                                       2004      1.182          1.199                --
                                                       2003      1.000          1.182                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.215          1.179                --
                                                       2005      1.083          1.215                --
                                                       2004      1.000          1.083                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.464          1.642                --
                                                       2006      1.244          1.464                --
                                                       2005      1.117          1.244                --
                                                       2004      1.000          1.117                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.344          1.475                --
                                                       2006      1.248          1.344                --
                                                       2005      1.100          1.248                --
                                                       2004      1.000          1.100                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.252          1.285             7,514
                                                       2006      1.113          1.252             7,634
                                                       2005      1.077          1.113             7,713
                                                       2004      1.000          1.077                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.342          1.325                --
                                                       2005      1.162          1.342                --
                                                       2004      1.000          1.162                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.257          1.628                --
                                                       2005      1.201          1.257             6,786
                                                       2004      1.000          1.201                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.199          1.254                --
                                                       2006      1.054          1.199                --
                                                       2005      1.033          1.054                --
                                                       2004      1.000          1.033                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.105          0.960                --
                                                       2006      1.090          1.105                --
                                                       2005      1.054          1.090                --
                                                       2004      1.000          1.054                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.197          1.299                --
                                                       2005      1.112          1.197                --
                                                       2004      1.000          1.112                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.179          1.311                --
                                                       2005      1.097          1.179                --
                                                       2004      1.000          1.097                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.398          1.602             6,112
                                                       2006      1.285          1.398             6,799
                                                       2005      1.127          1.285             6,666
                                                       2004      1.000          1.127                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.351          1.408                --
                                                       2006      1.215          1.351                --
                                                       2005      1.031          1.215                --
                                                       2004      1.000          1.031                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.516          1.708                --
                                                       2006      1.381          1.516                --
                                                       2005      1.198          1.381                --
                                                       2004      1.000          1.198                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.173          1.357                --
                                                       2005      1.087          1.173                --
                                                       2004      1.000          1.087                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.837          2.310                --
                                                       2006      1.468          1.837                --
                                                       2005      1.179          1.468                --
                                                       2004      1.000          1.179                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.471          1.659                --
                                                       2006      1.240          1.471                --
                                                       2005      1.152          1.240                --
                                                       2004      1.000          1.152                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.206          1.435                --
                                                       2005      1.134          1.206             7,298
                                                       2004      1.000          1.134                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.046          1.067                --
                                                       2005      1.057          1.046                --
                                                       2004      0.991          1.057                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.115          1.148                --
                                                       2005      1.060          1.115                --
                                                       2004      1.000          1.060                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.213          1.441                --
                                                       2006      1.167          1.213                --
                                                       2005      1.064          1.167                --
                                                       2004      1.000          1.064                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.166          1.386                --
                                                       2006      1.107          1.166                --
                                                       2005      1.016          1.107                --
                                                       2004      1.000          1.016                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.215          1.298                --
                                                       2006      1.055          1.215                --
                                                       2005      1.023          1.055                --
                                                       2004      1.000          1.023                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.132          1.262                --
                                                       2005      1.114          1.132                --
                                                       2004      1.000          1.114                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.238          1.188                --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.237          1.274                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.244          1.275                --
                                                       2006      1.106          1.244                --
                                                       2005      1.086          1.106                --
                                                       2004      1.000          1.086                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.280          1.220                --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.283          1.302                --
                                                       2006      1.111          1.283                --
                                                       2005      1.067          1.111                --
                                                       2004      1.000          1.067                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.083          1.079                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.263          1.357                --
                                                       2006      1.146          1.263                --
                                                       2005      1.119          1.146                --
                                                       2004      1.000          1.119                --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.116          1.209                --
                                                       2006      1.061          1.116                --
                                                       2005      1.040          1.061                --
                                                       2004      0.985          1.040                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.006          0.995             9,730
                                                       2006      0.989          1.006             9,418
                                                       2005      0.989          0.989             8,717
                                                       2004      1.000          0.989                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.234          1.291                --
                                                       2006      1.070          1.234                --
                                                       2005      1.052          1.070                --
                                                       2004      1.000          1.052                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.049          1.091                --
                                                       2006      1.031          1.049                --
                                                       2005      1.003          1.031                --
                                                       2004      1.000          1.003                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.210          1.249                --
                                                       2006      1.115          1.210                --
                                                       2005      1.039          1.115                --
                                                       2004      1.000          1.039                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.195          1.246                --
                                                       2006      1.089          1.195                --
                                                       2005      1.076          1.089                --
                                                       2004      1.000          1.076                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.276          1.323                --
                                                       2006      1.114          1.276             7,582
                                                       2005      1.104          1.114             7,685
                                                       2004      1.000          1.104                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.372          1.508                --
                                                       2006      1.251          1.372                --
                                                       2005      1.183          1.251                --
                                                       2004      1.000          1.183                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.071          1.102                --
                                                       2005      1.056          1.071                --
                                                       2004      0.961          1.056                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.264          1.309                --
                                                       2006      1.334          1.264                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.144          1.148                --
                                                       2006      1.091          1.144                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.428                --
                                                       2006      1.296          1.365                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.416          1.419                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.338          1.294                --
                                                       2006      1.262          1.338                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.530          1.482                --
                                                       2006      1.395          1.530                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.351          1.722                --
                                                       2006      1.325          1.351                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.252          1.104                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.159          1.204                --
                                                       2006      1.102          1.159                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.120          1.168                --
                                                       2006      1.074          1.120                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.089            17,763
                                                       2006      1.001          1.072             9,022

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.048                --
                                                       2006      0.963          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.178          1.288                --
                                                       2006      1.198          1.178                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.359                --
                                                       2006      1.265          1.249                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.688          1.764                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.363          1.433                --
                                                       2006      1.239          1.363                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010             9,391
                                                       2006      1.003          1.214             7,722

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.021          1.076                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.297          1.330                --
                                                       2006      1.212          1.297                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.150          1.266                --
                                                       2006      1.098          1.150                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.183             9,573
                                                       2006      1.102          1.136             9,573

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.970                --
                                                       2006      1.003          1.024                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.133          1.332                --
                                                       2006      1.166          1.133                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.016          1.044             9,323

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.045         1,840,484
                                                       2006      1.001          1.019         1,168,622

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.163          1.181                --
                                                       2006      1.153          1.163                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.196          1.216             7,990
                                                       2006      1.172          1.196             8,033

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064            39,627
                                                       2006      1.002          1.055            39,664

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070            10,580
                                                       2006      1.001          1.037            10,580

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069           104,041
                                                       2006      1.002          1.054           108,635

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.189          1.210             8,009
                                                       2006      1.118          1.189             8,053

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.085             8,884
                                                       2006      0.996          1.046             9,237

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134                --
                                                       2006      0.998          1.063                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.128          1.168                --
                                                       2006      1.067          1.128                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.051          1.072                --
                                                       2006      1.020          1.051                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                --
                                                       2005      0.990          0.995                --
                                                       2004      1.000          0.990                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.082          1.140                --
                                                       2005      1.047          1.082             7,841
                                                       2004      0.988          1.047                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      0.999          1.017                --
                                                       2006      1.016          0.999                --
                                                       2005      1.019          1.016                --
                                                       2004      1.000          1.019                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.017          1.081                --
                                                       2006      1.003          1.017                --
                                                       2005      1.002          1.003                --
                                                       2004      1.000          1.002                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.572          1.697                --
                                                       2006      1.260          1.572                --
                                                       2005      1.149          1.260                --
                                                       2004      1.000          1.149                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.412          1.504                --
                                                       2006      1.233          1.412                --
                                                       2005      1.179          1.233                --
                                                       2004      1.000          1.179                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.128          1.198                --
                                                       2005      1.062          1.128                --
                                                       2004      1.000          1.062                --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.010          1.074                --
                                                       2005      1.030          1.010                --
                                                       2004      1.000          1.030                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.224          1.334                --
                                                       2005      1.115          1.224                --
                                                       2004      1.000          1.115                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.118          1.172                --
                                                       2005      1.096          1.118             7,621
                                                       2004      1.000          1.096                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.066          1.091                --
                                                       2005      1.064          1.066                --
                                                       2004      1.000          1.064                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.115          1.152                --
                                                       2005      1.084          1.115                --
                                                       2004      1.000          1.084                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.122          1.153                --
                                                       2005      1.057          1.122                --
                                                       2004      1.000          1.057                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.161                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026            10,313

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      0.998          1.062                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.116                --
                                                       2005      1.005          1.072           102,060

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.042          1.059                --
                                                       2005      1.014          1.042                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.223          1.296                --
                                                       2005      1.118          1.223                --
                                                       2004      1.000          1.118                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.105          1.166                --
                                                       2005      1.098          1.105                --
                                                       2004      1.000          1.098                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.085          1.118                --
                                                       2005      1.079          1.085             7,906
                                                       2004      1.000          1.079                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.150          1.239                --
                                                       2005      1.106          1.150                --
                                                       2004      0.964          1.106                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.218          1.395                --
                                                       2005      1.138          1.218                --
                                                       2004      1.000          1.138                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.145          1.212                --
                                                       2005      1.106          1.145                --
                                                       2004      1.000          1.106                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.046          1.098                --
                                                       2005      1.044          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.094          1.102                --
                                                       2005      1.080          1.094             9,573
                                                       2004      0.978          1.080                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.984          0.973                --
                                                       2005      0.992          0.984             8,795
                                                       2004      1.000          0.992                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.097          1.142                --
                                                       2005      1.100          1.097                --
                                                       2004      1.000          1.100                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.102          1.265                --
                                                       2005      1.009          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.103          1.262                --
                                                       2005      1.043          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.020                --
                                                       2005      1.041          1.061                --
                                                       2004      0.979          1.041                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.308          1.247                --
                                                       2006      1.153          1.308                --
                                                       2005      1.134          1.153                --
                                                       2004      1.000          1.134                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.146          1.258                --
                                                       2006      1.099          1.146                --
                                                       2005      1.043          1.099                --
                                                       2004      1.000          1.043                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.186          1.151               --
                                                       2005      1.058          1.186            8,001
                                                       2004      1.000          1.058               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.457          1.634          201,213
                                                       2006      1.239          1.457          213,174
                                                       2005      1.113          1.239          197,430
                                                       2004      1.000          1.113            6,182

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.325          1.453          556,245
                                                       2006      1.231          1.325          574,460
                                                       2005      1.086          1.231          579,365
                                                       2004      1.000          1.086           10,267

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.237          1.269          519,122
                                                       2006      1.100          1.237          531,926
                                                       2005      1.065          1.100          529,827
                                                       2004      1.000          1.065            6,387

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.349          1.331               --
                                                       2005      1.169          1.349          649,909
                                                       2004      1.000          1.169            2,454

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.347          1.744               --
                                                       2005      1.287          1.347           10,942
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.185          1.239           54,782
                                                       2006      1.042          1.185           54,746
                                                       2005      1.022          1.042           53,091
                                                       2004      1.000          1.022               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.144          0.993            9,943
                                                       2006      1.129          1.144            8,942
                                                       2005      1.093          1.129           47,579
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.201          1.303               --
                                                       2005      1.116          1.201          207,372
                                                       2004      1.000          1.116            4,832

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.203          1.337               --
                                                       2005      1.119          1.203           73,964
                                                       2004      1.000          1.119               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.371          1.570           87,334
                                                       2006      1.260          1.371           91,204
                                                       2005      1.107          1.260           58,339
                                                       2004      1.000          1.107               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.361          1.418            4,785
                                                       2006      1.225          1.361            4,605
                                                       2005      1.040          1.225            5,132
                                                       2004      1.000          1.040               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.551          1.747          103,327
                                                       2006      1.414          1.551          106,170
                                                       2005      1.227          1.414           90,109
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.187          1.372               --
                                                       2005      1.100          1.187           38,209
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.962          2.467           10,196
                                                       2006      1.569          1.962           14,677
                                                       2005      1.261          1.569           13,517
                                                       2004      1.000          1.261               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.474          1.661          746,617
                                                       2006      1.243          1.474          853,437
                                                       2005      1.156          1.243          552,169
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.190          1.415               --
                                                       2005      1.119          1.190          351,701
                                                       2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.064          1.085               --
                                                       2005      1.076          1.064           64,007
                                                       2004      1.008          1.076               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.123          1.156               --
                                                       2005      1.068          1.123               --
                                                       2004      1.000          1.068               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.182          1.405               --
                                                       2006      1.139          1.182               --
                                                       2005      1.038          1.139               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.206          1.433           10,751
                                                       2006      1.146          1.206            6,684
                                                       2005      1.052          1.146            1,331
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.290          1.377               --
                                                       2006      1.120          1.290               --
                                                       2005      1.087          1.120               --
                                                       2004      1.000          1.087               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.143          1.274               --
                                                       2005      1.125          1.143            4,928
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.255          1.203          348,567

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.224          1.260               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.224          1.253           10,894
                                                       2006      1.089          1.224           11,001
                                                       2005      1.070          1.089           10,150
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.223          214,247

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.296          1.314               --
                                                       2006      1.122          1.296               --
                                                       2005      1.079          1.122               --
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.068          1.064               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.314          1.411           22,174
                                                       2006      1.194          1.314           22,860
                                                       2005      1.166          1.194            9,699
                                                       2004      1.000          1.166               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.152          1.247               --
                                                       2006      1.096          1.152               --
                                                       2005      1.075          1.096               --
                                                       2004      1.018          1.075               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.013          1.002          445,067
                                                       2006      0.997          1.013          455,312
                                                       2005      0.997          0.997          465,981
                                                       2004      1.000          0.997            4,290

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.238          1.296               --
                                                       2006      1.074          1.238          221,668
                                                       2005      1.057          1.074          228,987
                                                       2004      1.000          1.057               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.035          1.076               --
                                                       2006      1.017          1.035               --
                                                       2005      0.990          1.017               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.226          1.266               --
                                                       2006      1.131          1.226          473,502
                                                       2005      1.054          1.131          691,558
                                                       2004      1.000          1.054               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.183          1.232               --
                                                       2006      1.078          1.183               --
                                                       2005      1.065          1.078               --
                                                       2004      1.000          1.065               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.269          1.315               --
                                                       2006      1.108          1.269           99,342
                                                       2005      1.099          1.108          123,774
                                                       2004      1.000          1.099            3,904

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.343          1.477               --
                                                       2006      1.226          1.343          229,813
                                                       2005      1.160          1.226          203,212
                                                       2004      1.000          1.160            1,552

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.118               --
                                                       2005      1.071          1.086            7,403
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.267          1.312               --
                                                       2006      1.338          1.267               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.157          1.161          169,372
                                                       2006      1.104          1.157           92,316

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.434               --
                                                       2006      1.302          1.371          242,405

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.422          1.425          241,615

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.293           33,088
                                                       2006      1.261          1.337               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.537          1.488           41,720
                                                       2006      1.402          1.537           44,102

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.358          1.729          333,579
                                                       2006      1.331          1.358          330,800

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.251          1.102           30,533

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.175          1.220            7,387
                                                       2006      1.118          1.175            7,395

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.131          1.180            6,817
                                                       2006      1.085          1.131            6,622

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.088          171,887
                                                       2006      1.001          1.072           53,320

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.066          1.047          263,805
                                                       2006      0.963          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.168          1.276           10,751
                                                       2006      1.189          1.168           10,760

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.248          1.358               --
                                                       2006      1.264          1.248               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.700          1.776               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.386          1.457          109,545
                                                       2006      1.261          1.386          110,181

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.009           14,797
                                                       2006      1.003          1.214           15,060

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.068          1.125           66,018

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.280          1.312           19,327
                                                       2006      1.197          1.280           19,233

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.265               --
                                                       2006      1.097          1.149               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.207          181,644
                                                       2006      1.125          1.159          171,503

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.023          0.969          554,886
                                                       2006      1.003          1.023          152,071

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.106          1.301           66,025
                                                       2006      1.140          1.106           36,342

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.055          1.084           34,451

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.048          588,972
                                                       2006      1.005          1.022           14,545

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.153          1.170            1,402
                                                       2006      1.143          1.153            1,415

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.202          1.221           66,134
                                                       2006      1.178          1.202           66,133

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.063               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.069               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.068               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.068          398,579
                                                       2006      1.002          1.049          426,849

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.068          655,595
                                                       2006      1.002          1.054          685,560

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.205          1.226          205,505
                                                       2006      1.134          1.205          201,384

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.085          671,612
                                                       2006      0.996          1.045          696,785

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.133            9,588
                                                       2006      0.998          1.063           10,108

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.187               --
                                                       2006      1.085          1.147           65,179

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.081          1.103            3,327
                                                       2006      1.050          1.081            3,490

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005               --
                                                       2005      0.994          0.998            3,336
                                                       2004      1.000          0.994               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.097          1.156               --
                                                       2005      1.062          1.097            4,480
                                                       2004      1.003          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.046          1.064               --
                                                       2006      1.064          1.046           62,739
                                                       2005      1.067          1.064           54,046
                                                       2004      1.000          1.067            3,336

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.059          1.124          189,247
                                                       2006      1.044          1.059          158,556
                                                       2005      1.044          1.044           99,782
                                                       2004      1.000          1.044            6,797

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.583          1.709               --
                                                       2006      1.269          1.583               --
                                                       2005      1.159          1.269               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.427          1.520               --
                                                       2006      1.246          1.427          330,196
                                                       2005      1.193          1.246           51,333
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.119          1.189               --
                                                       2005      1.054          1.119           10,771
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.021          1.085               --
                                                       2005      1.042          1.021            6,350
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.228          1.338               --
                                                       2005      1.119          1.228               --
                                                       2004      1.000          1.119               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.124          1.178               --
                                                       2005      1.102          1.124           66,020
                                                       2004      1.000          1.102               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.079          1.104               --
                                                       2005      1.078          1.079           69,440
                                                       2004      1.000          1.078               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.110          1.146               --
                                                       2005      1.079          1.110               --
                                                       2004      1.000          1.079               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.112          1.143               --
                                                       2005      1.048          1.112               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.161               --
                                                       2005      1.000          1.094               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026               --
                                                       2005      1.000          1.025          517,901

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097               --
                                                       2005      0.998          1.062           20,236

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.115               --
                                                       2005      1.005          1.072          648,297

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.041          1.059               --
                                                       2005      1.014          1.041               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.229          1.302               --
                                                       2005      1.124          1.229          211,063
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.080          1.140               --
                                                       2005      1.073          1.080               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.101          1.134               --
                                                       2005      1.095          1.101          196,176
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.261               --
                                                       2005      1.126          1.170           87,951
                                                       2004      1.000          1.126               --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.224          1.402               --
                                                       2005      1.145          1.224           20,149
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.131          1.197               --
                                                       2005      1.093          1.131           19,978
                                                       2004      1.000          1.093            3,277

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.045          1.097               --
                                                       2005      1.044          1.045               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.117          1.125               --
                                                       2005      1.103          1.117          148,136
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.023          1.011               --
                                                       2005      1.031          1.023           29,542
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.093          1.138               --
                                                       2005      1.097          1.093            1,388
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.101          1.264               --
                                                       2005      1.009          1.101               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.103          1.261               --
                                                       2005      1.043          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.092          1.050               --
                                                       2005      1.072          1.092            3,526
                                                       2004      1.000          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.302          1.242          212,371
                                                       2006      1.149          1.302          202,429
                                                       2005      1.131          1.149          205,074
                                                       2004      1.000          1.131            4,747

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.139          1.250               --
                                                       2006      1.093          1.139               --
                                                       2005      1.037          1.093               --
                                                       2004      1.000          1.037               --

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.348          1.307                --
                                                       2005      1.204          1.348             3,923
                                                       2004      1.139          1.204             3,926
                                                       2003      1.000          1.139                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.897          2.125            18,312
                                                       2006      1.615          1.897            11,300
                                                       2005      1.452          1.615            11,303
                                                       2004      1.312          1.452            11,306
                                                       2003      1.000          1.312                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.673          1.832           175,056
                                                       2006      1.556          1.673           219,410
                                                       2005      1.373          1.556           228,030
                                                       2004      1.251          1.373           156,901
                                                       2003      1.000          1.251            34,401

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.559          1.597           264,106
                                                       2006      1.388          1.559           301,141
                                                       2005      1.344          1.388           304,182
                                                       2004      1.249          1.344           267,358
                                                       2003      1.000          1.249            33,891

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.625          1.603                --
                                                       2005      1.409          1.625            10,437
                                                       2004      1.209          1.409            10,437
                                                       2003      1.000          1.209                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.683          2.177                --
                                                       2005      1.610          1.683             9,736
                                                       2004      1.256          1.610            19,199
                                                       2003      1.000          1.256             2,444

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.379          1.441                --
                                                       2006      1.214          1.379                --
                                                       2005      1.193          1.214                --
                                                       2004      1.164          1.193                --
                                                       2003      1.000          1.164                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.448          1.256            20,319
                                                       2006      1.430          1.448            30,203
                                                       2005      1.386          1.430            34,575
                                                       2004      1.276          1.386            34,372
                                                       2003      1.000          1.276             7,737

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.290          1.399                --
                                                       2005      1.200          1.290            18,302
                                                       2004      1.078          1.200            10,662
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.287          1.431                --
                                                       2005      1.198          1.287            38,377
                                                       2004      1.071          1.198            40,140
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.711          1.957            10,416
                                                       2006      1.574          1.711            19,846
                                                       2005      1.384          1.574            27,190
                                                       2004      1.232          1.384            22,000
                                                       2003      1.000          1.232             8,342

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.520          1.582             1,123
                                                       2006      1.370          1.520             1,184
                                                       2005      1.164          1.370            33,367
                                                       2004      1.178          1.164             1,333
                                                       2003      1.000          1.178                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.151          2.420            18,369
                                                       2006      1.962          2.151            22,801
                                                       2005      1.705          1.962            23,358
                                                       2004      1.402          1.705            33,698
                                                       2003      1.000          1.402             2,722

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.421          1.641                --
                                                       2005      1.318          1.421            86,984
                                                       2004      1.200          1.318            83,133
                                                       2003      1.000          1.200            52,522

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.776          3.487            49,996
                                                       2006      2.222          2.776            52,573
                                                       2005      1.788          2.222            19,534
                                                       2004      1.470          1.788            19,704
                                                       2003      1.000          1.470                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.957          2.203           235,719
                                                       2006      1.652          1.957           277,063
                                                       2005      1.537          1.652           138,831
                                                       2004      1.330          1.537           117,899
                                                       2003      1.104          1.330            19,832

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.585          1.883                --
                                                       2005      1.493          1.585            26,495
                                                       2004      1.319          1.493            23,970
                                                       2003      1.000          1.319             8,733

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.044          1.064                --
                                                       2005      1.056          1.044            12,742
                                                       2004      0.991          1.056            12,749

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.206          1.242                --
                                                       2005      1.149          1.206             5,997
                                                       2004      1.088          1.149             6,000
                                                       2003      1.000          1.088             5,964

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.499          1.779                --
                                                       2006      1.446          1.499                --
                                                       2005      1.319          1.446             2,975
                                                       2004      1.184          1.319             2,832
                                                       2003      1.000          1.184                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.546          1.835             2,168
                                                       2006      1.470          1.546                --
                                                       2005      1.351          1.470                --
                                                       2004      1.377          1.351                --
                                                       2003      1.000          1.377                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.504          1.604                --
                                                       2006      1.308          1.504             8,874
                                                       2005      1.270          1.308                --
                                                       2004      1.246          1.270                --
                                                       2003      1.000          1.246                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.507          1.678                --
                                                       2005      1.486          1.507           176,808
                                                       2004      1.326          1.486           156,125
                                                       2003      1.000          1.326            11,508

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.599          1.533             6,550

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.480          1.522                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.478          1.513           104,832
                                                       2006      1.317          1.478           118,316
                                                       2005      1.295          1.317           161,655
                                                       2004      1.204          1.295           163,788
                                                       2003      1.000          1.204            10,053

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.587             6,686

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.633          1.655             8,318
                                                       2006      1.416          1.633             8,318
                                                       2005      1.363          1.416             8,318
                                                       2004      1.266          1.363             8,318
                                                       2003      1.000          1.266                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.371          1.365             5,051

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.795          1.926                --
                                                       2006      1.632          1.795                --
                                                       2005      1.595          1.632                --
                                                       2004      1.421          1.595                --
                                                       2003      1.000          1.421                --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.112          1.202                --
                                                       2006      1.058          1.112                --
                                                       2005      1.039          1.058                --
                                                       2004      0.985          1.039                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      0.996          0.985                --
                                                       2006      0.981          0.996                --
                                                       2005      0.983          0.981                --
                                                       2004      0.996          0.983                --
                                                       2003      1.000          0.996                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.608          1.683                --
                                                       2006      1.396          1.608             5,360
                                                       2005      1.376          1.396             8,489
                                                       2004      1.302          1.376             7,447
                                                       2003      1.000          1.302                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.330          1.381                --
                                                       2006      1.308          1.330             9,828
                                                       2005      1.274          1.308             5,056
                                                       2004      1.300          1.274             5,059
                                                       2003      1.000          1.300             5,029

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.563          1.614                --
                                                       2006      1.443          1.563            26,630
                                                       2005      1.347          1.443            28,075
                                                       2004      1.265          1.347            14,742
                                                       2003      1.000          1.265                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.430          1.489                --
                                                       2006      1.304          1.430            10,519
                                                       2005      1.291          1.304            10,519
                                                       2004      1.221          1.291            10,519
                                                       2003      1.000          1.221                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.563          1.620                --
                                                       2006      1.367          1.563            39,054
                                                       2005      1.357          1.367            40,937
                                                       2004      1.235          1.357            16,978
                                                       2003      1.000          1.235             4,584

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921                --
                                                       2006      1.597          1.748            82,794
                                                       2005      1.513          1.597           153,911
                                                       2004      1.250          1.513           137,106
                                                       2003      1.000          1.250            11,714

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.068          1.099                --
                                                       2005      1.054          1.068                --
                                                       2004      0.961          1.054                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.658          1.715                --
                                                       2006      1.752          1.658                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.271          1.274            39,323
                                                       2006      1.213          1.271            28,096

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.589          1.661                --
                                                       2006      1.509          1.589             1,572

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.647          1.649             1,570

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.335          1.289                --
                                                       2006      1.260          1.335                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.903          1.840            18,050
                                                       2006      1.738          1.903            18,062

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.633          2.078                --
                                                       2006      1.603          1.633            14,409

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.248          1.099                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.154          1.197                --
                                                       2006      1.099          1.154                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.273          1.327                --
                                                       2006      1.222          1.273                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.071          1.086           132,367
                                                       2006      1.001          1.071           134,310

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.065          1.045           126,807
                                                       2006      0.963          1.065                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.399          1.527             5,386
                                                       2006      1.425          1.399            16,040

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.246          1.354                --
                                                       2006      1.263          1.246                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.132          2.226             5,549

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.357          1.425             5,204
                                                       2006      1.236          1.357            18,132

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.008            12,609
                                                       2006      1.003          1.213            12,619

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.103          1.161            36,096

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.500          1.536                --
                                                       2006      1.403          1.500            17,718

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.262                --
                                                       2006      1.096          1.147                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.131          1.176            11,511
                                                       2006      1.098          1.131            11,517

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.023          0.967           156,188
                                                       2006      1.003          1.023           174,517

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.459          1.713            17,048
                                                       2006      1.503          1.459            17,048

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.038          1.065                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.999          1.023         1,339,539
                                                       2006      0.982          0.999           229,926

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.347          1.365             8,920
                                                       2006      1.337          1.347            19,813

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.432          1.453             5,167
                                                       2006      1.404          1.432            15,778

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.061                --
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.067                --
                                                       2006      1.001          1.036                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.066                --
                                                       2006      1.002          1.043                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067                --
                                                       2006      1.002          1.048                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.066            33,659
                                                       2006      1.002          1.053            33,696

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.336          1.357            43,142
                                                       2006      1.257          1.336            55,111

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.083            54,943
                                                       2006      0.996          1.045            71,373

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131             5,249
                                                       2006      0.998          1.062             5,253

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.124          1.163                --
                                                       2006      1.064          1.124            12,734

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.046          1.067                --
                                                       2006      1.017          1.046                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                --
                                                       2005      0.973          0.977           175,158
                                                       2004      0.988          0.973           244,288
                                                       2003      1.000          0.988            12,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.079          1.137                --
                                                       2005      1.046          1.079             4,394
                                                       2004      0.988          1.046             4,397

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.080          1.099                --
                                                       2006      1.100          1.080            36,782
                                                       2005      1.105          1.100            35,977
                                                       2004      1.040          1.105            35,321
                                                       2003      1.000          1.040                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.105           176,507
                                                       2006      1.029          1.042           190,695
                                                       2005      1.030          1.029           189,369
                                                       2004      1.007          1.030           172,123
                                                       2003      1.000          1.007            38,539

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.986          2.143                --
                                                       2006      1.594          1.986             3,383
                                                       2005      1.457          1.594                --
                                                       2004      1.285          1.457                --
                                                       2003      1.000          1.285                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.089          2.224                --
                                                       2006      1.826          2.089             4,519
                                                       2005      1.749          1.826             1,382
                                                       2004      1.421          1.749            10,679
                                                       2003      1.000          1.421                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.342          1.425                --
                                                       2005      1.265          1.342            16,043
                                                       2004      1.218          1.265            16,046
                                                       2003      1.000          1.218             5,362

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.150          1.222                --
                                                       2005      1.175          1.150                --
                                                       2004      1.134          1.175                --
                                                       2003      1.000          1.134                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.608          1.752                --
                                                       2005      1.467          1.608             1,411
                                                       2004      1.291          1.467             1,347
                                                       2003      1.000          1.291                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.340          1.404                --
                                                       2005      1.315          1.340            15,797
                                                       2004      1.227          1.315            15,824
                                                       2003      1.000          1.227                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.186          1.213                --
                                                       2005      1.186          1.186            28,114
                                                       2004      1.102          1.186            28,131
                                                       2003      1.000          1.102                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.377          1.422                --
                                                       2005      1.341          1.377                --
                                                       2004      1.243          1.341                --
                                                       2003      1.000          1.243                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.301          1.337                --
                                                       2005      1.227          1.301            18,476
                                                       2004      1.181          1.227            10,898
                                                       2003      1.000          1.181                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.160                --
                                                       2005      1.000          1.094                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.025                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.061          1.096                --
                                                       2005      0.998          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.114                --
                                                       2005      1.005          1.071            30,333

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.041          1.058                --
                                                       2005      1.014          1.041                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.426          1.509                --
                                                       2005      1.304          1.426             1,575
                                                       2004      1.154          1.304                --
                                                       2003      1.000          1.154                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.425          1.503                --
                                                       2005      1.418          1.425            17,048
                                                       2004      1.274          1.418            15,159
                                                       2003      1.000          1.274             5,805

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.222          1.257                --
                                                       2005      1.217          1.222            49,901
                                                       2004      1.119          1.217            49,550
                                                       2003      1.000          1.119            14,792

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.147          1.236                --
                                                       2005      1.104          1.147            18,132
                                                       2004      0.964          1.104            18,132

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.517          1.738                --
                                                       2005      1.420          1.517            18,076
                                                       2004      1.258          1.420            10,074
                                                       2003      1.000          1.258                --

                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.327          1.403                --
                                                       2005      1.283          1.327            17,723
                                                       2004      1.184          1.283            17,727
                                                       2003      1.000          1.184             4,732

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.045          1.096                --
                                                       2005      1.044          1.045                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.091          1.098                --
                                                       2005      1.079          1.091            11,524
                                                       2004      0.978          1.079            11,530

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.008          0.995                --
                                                       2005      1.016          1.008                --
                                                       2004      1.009          1.016                --
                                                       2003      1.000          1.009                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.306          1.359                --
                                                       2005      1.313          1.306             1,234
                                                       2004      1.221          1.313             1,170
                                                       2003      1.000          1.221                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.101          1.263                --
                                                       2005      1.009          1.101                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.102          1.260                --
                                                       2005      1.043          1.102                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.058          1.017                --
                                                       2005      1.040          1.058                --
                                                       2004      0.979          1.040                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.649          1.571            38,279
                                                       2006      1.457          1.649            43,280
                                                       2005      1.435          1.457            40,913
                                                       2004      1.253          1.435            47,094
                                                       2003      1.000          1.253             5,339

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.309          1.436             2,787
                                                       2006      1.257          1.309             2,789
                                                       2005      1.195          1.257             2,790
                                                       2004      1.180          1.195             2,792
                                                       2003      1.000          1.180             2,775




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE REWARD

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.838          2.180           110,060
                                                       2006      1.490          1.838           113,641
                                                       2005      1.297          1.490           105,413
                                                       2004      1.068          1.297             9,209
                                                       2003      1.000          1.068                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.160          1.166                --
                                                       2005      1.091          1.160           223,898
                                                       2004      1.064          1.091           129,574
                                                       2003      1.000          1.064                --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.563          2.047            58,434
                                                       2006      1.337          1.563            60,188
                                                       2005      1.191          1.337            45,319
                                                       2004      1.123          1.191            17,123
                                                       2003      1.000          1.123             3,126

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.659          2.785                --
                                                       2006      2.041          2.659           230,123
                                                       2005      1.623          2.041           216,638
                                                       2004      1.321          1.623           103,044
                                                       2003      1.000          1.321                --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.828          1.726            27,663
                                                       2006      1.642          1.828            27,699
                                                       2005      1.438          1.642             9,796
                                                       2004      1.240          1.438            15,037
                                                       2003      1.000          1.240                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.494          1.489           324,974
                                                       2006      1.411          1.494           343,271
                                                       2005      1.318          1.411           338,758
                                                       2004      1.173          1.318           244,608
                                                       2003      1.000          1.173             5,290

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.278          1.350                --
                                                       2006      1.193          1.278                --
                                                       2005      1.174          1.193                --
                                                       2004      1.127          1.174                --
                                                       2003      1.000          1.127                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.140          1.175           300,399
                                                       2006      1.007          1.140           311,976
                                                       2005      1.000          1.007           320,252

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.210          1.818           232,351
                                                       2006      1.639          2.210           296,285
                                                       2005      1.498          1.639           339,450
                                                       2004      1.165          1.498           241,279
                                                       2003      1.000          1.165            45,106

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.022          1.043                --
                                                       2006      0.996          1.022                --
                                                       2005      1.000          0.996                --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.340          1.477           747,087
                                                       2006      1.260          1.340           763,373
                                                       2005      1.181          1.260           374,532
                                                       2004      1.117          1.181            47,800
                                                       2003      1.000          1.117                --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.113          2.262           185,666
                                                       2006      1.763          2.113           194,442
                                                       2005      1.519          1.763           200,109
                                                       2004      1.255          1.519           109,539
                                                       2003      1.000          1.255               823

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.411          1.401           339,707
                                                       2006      1.267          1.411           351,860
                                                       2005      1.219          1.267           279,007
                                                       2004      1.129          1.219           177,522
                                                       2003      1.000          1.129            43,405

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.333          1.480            74,783
                                                       2006      1.282          1.333            77,030
                                                       2005      1.207          1.282            72,037
                                                       2004      1.125          1.207            37,089
                                                       2003      1.000          1.125             3,171

  DWSI International Subaccount (Class B) (7/03).....  2007      1.902          2.137           295,909
                                                       2006      1.542          1.902           302,749
                                                       2005      1.356          1.542           197,762
                                                       2004      1.186          1.356            98,900
                                                       2003      1.000          1.186             9,070

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.213          1.270                --
                                                       2005      1.240          1.213           242,509
                                                       2004      1.131          1.240           212,395
                                                       2003      1.000          1.131            18,862

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.436          1.584                --
                                                       2005      1.290          1.436            11,635
                                                       2004      1.177          1.290             7,562
                                                       2003      1.000          1.177                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.228          1.261           317,581
                                                       2006      1.137          1.228           247,097
                                                       2005      1.113          1.137           251,827
                                                       2004      1.065          1.113            99,305
                                                       2003      1.000          1.065                --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.606          1.628           263,588
                                                       2006      1.418          1.606           266,775
                                                       2005      1.315          1.418           251,620
                                                       2004      1.157          1.315           149,561
                                                       2003      1.000          1.157             9,007

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.163          1.197           231,237
                                                       2006      1.087          1.163           237,454
                                                       2005      1.059          1.087            42,955
                                                       2004      1.003          1.059             1,615

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.036          1.057           342,387
                                                       2006      1.014          1.036           342,675
                                                       2005      1.013          1.014           330,793
                                                       2004      0.990          1.013           216,025
                                                       2003      1.000          0.990            44,718

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.533          1.570           778,040
                                                       2006      1.364          1.533           813,286
                                                       2005      1.270          1.364           804,439
                                                       2004      1.160          1.270           625,118
                                                       2003      1.000          1.160            61,182

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.598          1.536           920,789
                                                       2006      1.375          1.598           904,361
                                                       2005      1.301          1.375           674,986
                                                       2004      1.164          1.301           450,044
                                                       2003      1.000          1.164            25,292

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.660          2.034           688,307
                                                       2005      1.538          1.660           722,662
                                                       2004      1.246          1.538           471,136
                                                       2003      1.000          1.246            48,180

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.133          1.361                --
                                                       2005      1.054          1.133           107,542

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.039          2.122           165,211
                                                       2006      1.600          2.039           152,376
                                                       2005      1.328          1.600           147,502
                                                       2004      1.182          1.328           134,842
                                                       2003      1.000          1.182             3,098

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.039          1.077            68,177
                                                       2006      1.018          1.039            68,966
                                                       2005      1.013          1.018            68,938
                                                       2004      0.997          1.013            62,938
                                                       2003      1.000          0.997                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.265          1.313           430,180
                                                       2006      1.142          1.265           393,839
                                                       2005      1.096          1.142           350,415
                                                       2004      1.016          1.096           191,037

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.326          1.310           171,541
                                                       2006      1.225          1.326           164,419
                                                       2005      1.205          1.225           195,670
                                                       2004      1.093          1.205           134,860
                                                       2003      1.000          1.093            58,769

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.061          1.080                --
                                                       2005      1.042          1.061           208,483
                                                       2004      1.005          1.042             1,638

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.248          1.248                --
                                                       2005      1.226          1.248                --
                                                       2004      1.134          1.226           172,205
                                                       2003      1.000          1.134                --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.934          2.209           399,065
                                                       2006      1.573          1.934           411,457
                                                       2005      1.403          1.573           390,298
                                                       2004      1.211          1.403           301,190
                                                       2003      1.000          1.211             1,306

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.428          1.491           116,654
                                                       2006      1.345          1.428           117,387
                                                       2005      1.224          1.345           179,473
                                                       2004      1.121          1.224           149,373
                                                       2003      1.000          1.121            72,596

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.292          1.277                --
                                                       2005      1.226          1.292            13,613
                                                       2004      1.112          1.226             4,455
                                                       2003      1.000          1.112                --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.151          1.276                --
                                                       2005      1.037          1.151            73,360

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.417          1.570           341,745
                                                       2006      1.253          1.417           355,687
                                                       2005      1.255          1.253           398,834
                                                       2004      1.164          1.255           325,841
                                                       2003      1.000          1.164            77,472

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.267          1.305                --
                                                       2005      1.297          1.267            34,874
                                                       2004      1.124          1.297            29,532
                                                       2003      1.000          1.124             6,048

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.456          1.544            44,663
                                                       2006      1.339          1.456            44,923
                                                       2005      1.188          1.339            21,983
                                                       2004      1.166          1.188            22,362
                                                       2003      1.000          1.166                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.213          1.254         1,010,925
                                                       2006      1.113          1.213         1,036,589
                                                       2005      1.077          1.113           965,323
                                                       2004      1.000          1.077            53,607

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.011          1.040           183,882
                                                       2006      0.987          1.011           261,799
                                                       2005      0.980          0.987           442,221
                                                       2004      0.992          0.980            71,216
                                                       2003      1.000          0.992           195,942

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.113          1.137                --
                                                       2005      1.185          1.113           383,268
                                                       2004      1.195          1.185           334,163
                                                       2003      1.000          1.195            32,143

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.333          1.386           211,543
                                                       2006      1.293          1.333           209,059
                                                       2005      1.233          1.293           193,016
                                                       2004      1.134          1.233            67,149
                                                       2003      1.000          1.134             8,495

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.125          1.162           198,224
                                                       2006      1.052          1.125           201,093
                                                       2005      1.050          1.052           227,819
                                                       2004      0.986          1.050           138,333
                                                       2003      1.000          0.986            45,771

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.218          1.363           118,946
                                                       2006      1.233          1.218           119,161
                                                       2005      1.215          1.233            94,361
                                                       2004      1.217          1.215            38,616
                                                       2003      1.000          1.217             2,906

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.509          1.856           126,014
                                                       2006      1.445          1.509           129,857
                                                       2005      1.321          1.445           130,789
                                                       2004      1.214          1.321           107,527
                                                       2003      1.000          1.214             2,851

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.767          3.485           215,780

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.071          1.096           602,382
                                                       2006      1.003          1.071           265,535

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.835          2.175               --
                                                       2006      1.488          1.835               --
                                                       2005      1.296          1.488               --
                                                       2004      1.068          1.296               --
                                                       2003      1.000          1.068               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.158          1.164               --
                                                       2005      1.090          1.158               --
                                                       2004      1.064          1.090               --
                                                       2003      1.000          1.064               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.561          2.042               --
                                                       2006      1.335          1.561               --
                                                       2005      1.190          1.335               --
                                                       2004      1.122          1.190               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.655          2.780               --
                                                       2006      2.038          2.655              646
                                                       2005      1.621          2.038              650
                                                       2004      1.321          1.621               --
                                                       2003      1.000          1.321               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.825          1.722               --
                                                       2006      1.640          1.825               --
                                                       2005      1.437          1.640               --
                                                       2004      1.239          1.437               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.491          1.486               --
                                                       2006      1.410          1.491               --
                                                       2005      1.317          1.410               --
                                                       2004      1.173          1.317               --
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.276          1.347               --
                                                       2006      1.191          1.276               --
                                                       2005      1.173          1.191               --
                                                       2004      1.127          1.173               --
                                                       2003      1.000          1.127               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.139          1.174               --
                                                       2006      1.007          1.139               --
                                                       2005      1.000          1.007               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.206          1.814              336
                                                       2006      1.637          2.206              338
                                                       2005      1.497          1.637              340
                                                       2004      1.165          1.497               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.021          1.041               --
                                                       2006      0.996          1.021               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.337          1.474               --
                                                       2006      1.258          1.337               --
                                                       2005      1.180          1.258               --
                                                       2004      1.116          1.180               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.109          2.257              338
                                                       2006      1.761          2.109              340
                                                       2005      1.518          1.761              342
                                                       2004      1.255          1.518               --
                                                       2003      1.000          1.255               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.409          1.398               --
                                                       2006      1.265          1.409               --
                                                       2005      1.218          1.265               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.331          1.476            1,307
                                                       2006      1.281          1.331            1,314
                                                       2005      1.206          1.281            1,322
                                                       2004      1.124          1.206               --
                                                       2003      1.000          1.124               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.899          2.132               --
                                                       2006      1.540          1.899               --
                                                       2005      1.355          1.540               --
                                                       2004      1.186          1.355               --
                                                       2003      1.000          1.186               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.212          1.268               --
                                                       2005      1.239          1.212               --
                                                       2004      1.131          1.239               --
                                                       2003      1.000          1.131               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.434          1.581               --
                                                       2005      1.288          1.434               --
                                                       2004      1.177          1.288               --
                                                       2003      1.000          1.177               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.226          1.258               --
                                                       2006      1.136          1.226               --
                                                       2005      1.112          1.136               --
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.603          1.624               --
                                                       2006      1.416          1.603               --
                                                       2005      1.314          1.416               --
                                                       2004      1.157          1.314               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.162          1.195           11,087
                                                       2006      1.086          1.162           11,121
                                                       2005      1.059          1.086               --
                                                       2004      1.003          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.034          1.054               --
                                                       2006      1.013          1.034               --
                                                       2005      1.012          1.013               --
                                                       2004      0.989          1.012               --
                                                       2003      1.000          0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.531          1.566               --
                                                       2006      1.362          1.531               --
                                                       2005      1.269          1.362               --
                                                       2004      1.159          1.269               --
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.595          1.533            1,189
                                                       2006      1.373          1.595            1,196
                                                       2005      1.300          1.373            1,204
                                                       2004      1.164          1.300               --
                                                       2003      1.000          1.164               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.658          2.030               --
                                                       2005      1.537          1.658               --
                                                       2004      1.246          1.537               --
                                                       2003      1.000          1.246               --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.133          1.359               --
                                                       2005      1.054          1.133               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.036          2.117               --
                                                       2006      1.598          2.036               --
                                                       2005      1.327          1.598               --
                                                       2004      1.181          1.327               --
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.037          1.075               --
                                                       2006      1.017          1.037               --
                                                       2005      1.012          1.017               --
                                                       2004      0.997          1.012               --
                                                       2003      1.000          0.997               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.264          1.311           19,323
                                                       2006      1.142          1.264           19,385
                                                       2005      1.096          1.142           13,716
                                                       2004      1.016          1.096               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.324          1.307               --
                                                       2006      1.223          1.324               --
                                                       2005      1.204          1.223               --
                                                       2004      1.093          1.204               --
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.060          1.079               --
                                                       2005      1.042          1.060               --
                                                       2004      1.005          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.246          1.246               --
                                                       2005      1.225          1.246               --
                                                       2004      1.133          1.225               --
                                                       2003      1.000          1.133               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.930          2.204               --
                                                       2006      1.571          1.930               --
                                                       2005      1.402          1.571               --
                                                       2004      1.211          1.402               --
                                                       2003      1.000          1.211               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.425          1.488               --
                                                       2006      1.343          1.425               --
                                                       2005      1.223          1.343               --
                                                       2004      1.121          1.223               --
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.290          1.275               --
                                                       2005      1.225          1.290               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.150          1.275               --
                                                       2005      1.037          1.150               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.414          1.567               --
                                                       2006      1.252          1.414               --
                                                       2005      1.254          1.252               --
                                                       2004      1.164          1.254               --
                                                       2003      1.000          1.164               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.266          1.303               --
                                                       2005      1.296          1.266               --
                                                       2004      1.123          1.296               --
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.453          1.541               --
                                                       2006      1.338          1.453               --
                                                       2005      1.187          1.338               --
                                                       2004      1.166          1.187               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.212          1.252               --
                                                       2006      1.112          1.212            9,210
                                                       2005      1.077          1.112            2,865
                                                       2004      1.000          1.077               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.010          1.038               --
                                                       2006      0.986          1.010               --
                                                       2005      0.979          0.986               --
                                                       2004      0.991          0.979               --
                                                       2003      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.112          1.135               --
                                                       2005      1.185          1.112               --
                                                       2004      1.195          1.185               --
                                                       2003      1.000          1.195               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.330          1.383               --
                                                       2006      1.292          1.330               --
                                                       2005      1.232          1.292               --
                                                       2004      1.134          1.232               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.123          1.159               --
                                                       2006      1.051          1.123               --
                                                       2005      1.049          1.051               --
                                                       2004      0.986          1.049               --
                                                       2003      1.000          0.986               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.216          1.360               --
                                                       2006      1.232          1.216               --
                                                       2005      1.214          1.232               --
                                                       2004      1.217          1.214               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.506          1.852               --
                                                       2006      1.443          1.506               --
                                                       2005      1.320          1.443               --
                                                       2004      1.214          1.320               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.762          3.477              642

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.070          1.095               --
                                                       2006      1.003          1.070               --




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.832          2.170               --
                                                       2006      1.486          1.832               --
                                                       2005      1.295          1.486               --
                                                       2004      1.067          1.295               --
                                                       2003      1.000          1.067               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.157          1.163               --
                                                       2005      1.089          1.157               --
                                                       2004      1.063          1.089               --
                                                       2003      1.000          1.063               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.558          2.038               --
                                                       2006      1.333          1.558               --
                                                       2005      1.189          1.333               --
                                                       2004      1.122          1.189               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.650          2.774               --
                                                       2006      2.036          2.650               --
                                                       2005      1.620          2.036               --
                                                       2004      1.320          1.620               --
                                                       2003      1.000          1.320               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.821          1.718               --
                                                       2006      1.638          1.821               --
                                                       2005      1.436          1.638               --
                                                       2004      1.239          1.436               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.489          1.482               --
                                                       2006      1.408          1.489               --
                                                       2005      1.316          1.408               --
                                                       2004      1.173          1.316               --
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.273          1.344               --
                                                       2006      1.190          1.273               --
                                                       2005      1.172          1.190               --
                                                       2004      1.126          1.172               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.139          1.173               --
                                                       2006      1.006          1.139               --
                                                       2005      1.000          1.006               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.202          1.810               --
                                                       2006      1.635          2.202               --
                                                       2005      1.496          1.635               --
                                                       2004      1.165          1.496               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.020          1.040               --
                                                       2006      0.996          1.020               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.335          1.471               --
                                                       2006      1.257          1.335               --
                                                       2005      1.179          1.257               --
                                                       2004      1.116          1.179               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.106          2.252               --
                                                       2006      1.759          2.106               --
                                                       2005      1.517          1.759               --
                                                       2004      1.254          1.517               --
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.406          1.395               --
                                                       2006      1.264          1.406               --
                                                       2005      1.217          1.264               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.329          1.473               --
                                                       2006      1.279          1.329               --
                                                       2005      1.205          1.279               --
                                                       2004      1.124          1.205               --
                                                       2003      1.000          1.124               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.896          2.127            5,043
                                                       2006      1.539          1.896            9,313
                                                       2005      1.354          1.539               --
                                                       2004      1.186          1.354               --
                                                       2003      1.000          1.186               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.210          1.266               --
                                                       2005      1.238          1.210               --
                                                       2004      1.130          1.238               --
                                                       2003      1.000          1.130               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.432          1.578               --
                                                       2005      1.287          1.432               --
                                                       2004      1.176          1.287               --
                                                       2003      1.000          1.176               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.224          1.255            4,050
                                                       2006      1.134          1.224            7,478
                                                       2005      1.112          1.134            8,101
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.600          1.621            4,511
                                                       2006      1.414          1.600            8,328
                                                       2005      1.313          1.414            9,022
                                                       2004      1.157          1.313               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.160          1.193           43,215
                                                       2006      1.086          1.160           42,080
                                                       2005      1.059          1.086               --
                                                       2004      1.003          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.032          1.052               --
                                                       2006      1.012          1.032               --
                                                       2005      1.011          1.012               --
                                                       2004      0.989          1.011               --
                                                       2003      1.000          0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.528          1.563            4,663
                                                       2006      1.361          1.528            8,613
                                                       2005      1.268          1.361            9,330
                                                       2004      1.159          1.268               --
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.592          1.529            4,587
                                                       2006      1.371          1.592            8,472
                                                       2005      1.299          1.371            9,178
                                                       2004      1.164          1.299               --
                                                       2003      1.000          1.164               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.656          2.026               --
                                                       2005      1.536          1.656               --
                                                       2004      1.246          1.536               --
                                                       2003      1.000          1.246               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.132          1.358               --
                                                       2005      1.054          1.132           13,738

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.032          2.112               --
                                                       2006      1.596          2.032               --
                                                       2005      1.326          1.596               --
                                                       2004      1.181          1.326               --
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.035          1.072               --
                                                       2006      1.016          1.035               --
                                                       2005      1.011          1.016               --
                                                       2004      0.996          1.011               --
                                                       2003      1.000          0.996               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.262          1.309           68,657
                                                       2006      1.141          1.262           69,838
                                                       2005      1.096          1.141           35,630
                                                       2004      1.016          1.096               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.321          1.305               --
                                                       2006      1.222          1.321               --
                                                       2005      1.203          1.222               --
                                                       2004      1.093          1.203               --
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.060          1.078               --
                                                       2005      1.042          1.060            5,563
                                                       2004      1.005          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.245          1.245               --
                                                       2005      1.224          1.245               --
                                                       2004      1.133          1.224               --
                                                       2003      1.000          1.133               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.927          2.199               --
                                                       2006      1.569          1.927               --
                                                       2005      1.401          1.569               --
                                                       2004      1.211          1.401               --
                                                       2003      1.000          1.211               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.423          1.484               --
                                                       2006      1.341          1.423               --
                                                       2005      1.223          1.341               --
                                                       2004      1.121          1.223               --
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.288          1.273               --
                                                       2005      1.225          1.288               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.150          1.274               --
                                                       2005      1.037          1.150               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.412          1.563               --
                                                       2006      1.250          1.412               --
                                                       2005      1.253          1.250               --
                                                       2004      1.163          1.253               --
                                                       2003      1.000          1.163               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.264          1.300               --
                                                       2005      1.295          1.264               --
                                                       2004      1.123          1.295               --
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.450          1.537               --
                                                       2006      1.336          1.450               --
                                                       2005      1.186          1.336               --
                                                       2004      1.166          1.186               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.211          1.249           69,225
                                                       2006      1.111          1.211           69,837
                                                       2005      1.077          1.111           69,899
                                                       2004      1.000          1.077               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.008          1.036               --
                                                       2006      0.984          1.008               --
                                                       2005      0.978          0.984               --
                                                       2004      0.991          0.978               --
                                                       2003      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.110          1.133               --
                                                       2005      1.184          1.110               --
                                                       2004      1.195          1.184               --
                                                       2003      1.000          1.195               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.328          1.380               --
                                                       2006      1.290          1.328               --
                                                       2005      1.231          1.290               --
                                                       2004      1.134          1.231               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.121          1.157               --
                                                       2006      1.049          1.121               --
                                                       2005      1.048          1.049               --
                                                       2004      0.986          1.048               --
                                                       2003      1.000          0.986               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.213          1.357               --
                                                       2006      1.230          1.213               --
                                                       2005      1.213          1.230               --
                                                       2004      1.217          1.213               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.503          1.848               --
                                                       2006      1.441          1.503               --
                                                       2005      1.319          1.441               --
                                                       2004      1.214          1.319               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.757          3.469               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.070          1.094            6,462
                                                       2006      1.003          1.070               --




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.825          2.160             7,547
                                                       2006      1.482          1.825             7,912
                                                       2005      1.293          1.482             7,940
                                                       2004      1.067          1.293             5,865
                                                       2003      1.000          1.067                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.154          1.159                --
                                                       2005      1.087          1.154           204,608
                                                       2004      1.063          1.087           186,666
                                                       2003      1.000          1.063           127,667

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.552          2.028            11,724
                                                       2006      1.330          1.552            12,521
                                                       2005      1.187          1.330            12,777
                                                       2004      1.121          1.187            15,115
                                                       2003      1.000          1.121            10,537

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.640          2.763                --
                                                       2006      2.031          2.640            84,474
                                                       2005      1.618          2.031            84,873
                                                       2004      1.320          1.618            33,290
                                                       2003      1.000          1.320             2,970

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.815          1.710            12,138
                                                       2006      1.634          1.815            12,721
                                                       2005      1.434          1.634            11,753
                                                       2004      1.238          1.434             4,637
                                                       2003      1.000          1.238                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.484          1.476           296,343
                                                       2006      1.404          1.484           307,936
                                                       2005      1.314          1.404           311,151
                                                       2004      1.172          1.314           237,526
                                                       2003      1.000          1.172           135,909

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.269          1.338             8,266
                                                       2006      1.187          1.269             8,266
                                                       2005      1.170          1.187             8,266
                                                       2004      1.126          1.170                --
                                                       2003      1.000          1.126                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.137          1.170           354,872
                                                       2006      1.006          1.137           346,728
                                                       2005      1.000          1.006           280,830

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.195          1.801            54,849
                                                       2006      1.631          2.195            66,986
                                                       2005      1.493          1.631            80,078
                                                       2004      1.164          1.493            52,351
                                                       2003      1.000          1.164             7,128

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.019          1.037            19,149
                                                       2006      0.995          1.019            19,850
                                                       2005      1.000          0.995            26,780

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.330          1.464           449,130
                                                       2006      1.253          1.330           503,803
                                                       2005      1.177          1.253           219,398
                                                       2004      1.115          1.177            40,798
                                                       2003      1.000          1.115             9,919

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.098          2.242            75,602
                                                       2006      1.754          2.098            88,284
                                                       2005      1.514          1.754            92,266
                                                       2004      1.254          1.514            86,355
                                                       2003      1.000          1.254            80,019

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.401          1.388            52,381
                                                       2006      1.260          1.401            63,437
                                                       2005      1.215          1.260            71,725
                                                       2004      1.128          1.215            60,808
                                                       2003      1.000          1.128            11,461

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.324          1.466            90,786
                                                       2006      1.276          1.324            96,434
                                                       2005      1.203          1.276           100,524
                                                       2004      1.123          1.203            82,582
                                                       2003      1.000          1.123             4,467

  DWSI International Subaccount (Class B) (7/03).....  2007      1.889          2.117            84,122
                                                       2006      1.535          1.889            86,810
                                                       2005      1.352          1.535            67,095
                                                       2004      1.185          1.352            68,664
                                                       2003      1.000          1.185            12,939

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.207          1.262                --
                                                       2005      1.236          1.207            58,332
                                                       2004      1.130          1.236            57,599
                                                       2003      1.000          1.130             3,862

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.428          1.572                --
                                                       2005      1.285          1.428                --
                                                       2004      1.176          1.285                --
                                                       2003      1.000          1.176                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.219          1.249            27,290
                                                       2006      1.131          1.219            35,278
                                                       2005      1.110          1.131            31,449
                                                       2004      1.063          1.110            25,566
                                                       2003      1.000          1.063            12,272

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.594          1.613            39,093
                                                       2006      1.411          1.594            53,031
                                                       2005      1.311          1.411            66,015
                                                       2004      1.156          1.311            43,677
                                                       2003      1.000          1.156             2,365

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.157          1.189           243,282
                                                       2006      1.084          1.157           249,067
                                                       2005      1.058          1.084           204,582
                                                       2004      1.003          1.058                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.029          1.047           369,963
                                                       2006      1.009          1.029           375,317
                                                       2005      1.010          1.009           377,160
                                                       2004      0.989          1.010           387,894
                                                       2003      1.000          0.989            30,850

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.523          1.556           520,176
                                                       2006      1.357          1.523           533,947
                                                       2005      1.266          1.357           495,852
                                                       2004      1.158          1.266           384,222
                                                       2003      1.000          1.158           205,191

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.587          1.522           477,996
                                                       2006      1.368          1.587           500,758
                                                       2005      1.297          1.368           425,665
                                                       2004      1.163          1.297           165,556
                                                       2003      1.000          1.163            16,498

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.652          2.019           288,381
                                                       2005      1.533          1.652           286,687
                                                       2004      1.245          1.533           199,743
                                                       2003      1.000          1.245           101,766

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.131          1.355                --
                                                       2005      1.053          1.131            11,024

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.025          2.103            12,544
                                                       2006      1.592          2.025            10,457
                                                       2005      1.324          1.592            15,259
                                                       2004      1.180          1.324            14,738
                                                       2003      1.000          1.180             1,413

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.031          1.068            62,802
                                                       2006      1.013          1.031            86,305
                                                       2005      1.010          1.013            96,984
                                                       2004      0.996          1.010            86,598
                                                       2003      1.000          0.996            10,475

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.259          1.305         1,082,479
                                                       2006      1.139          1.259         1,082,692
                                                       2005      1.095          1.139         1,080,304
                                                       2004      1.016          1.095         1,055,108

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.317          1.299           464,786
                                                       2006      1.219          1.317           488,798
                                                       2005      1.201          1.219           487,910
                                                       2004      1.092          1.201           488,827
                                                       2003      1.000          1.092           129,297

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.058          1.076                --
                                                       2005      1.042          1.058            51,840
                                                       2004      1.005          1.042                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.242          1.242                --
                                                       2005      1.222          1.242                --
                                                       2004      1.132          1.222           226,684
                                                       2003      1.000          1.132            20,158

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.920          2.189           160,794
                                                       2006      1.565          1.920           193,949
                                                       2005      1.399          1.565           198,644
                                                       2004      1.210          1.399           177,932
                                                       2003      1.000          1.210            88,264

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.418          1.477           260,548
                                                       2006      1.338          1.418           266,143
                                                       2005      1.221          1.338           267,964
                                                       2004      1.120          1.221           199,224
                                                       2003      1.000          1.120           119,673

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.285          1.268                --
                                                       2005      1.223          1.285            80,567
                                                       2004      1.110          1.223            70,171
                                                       2003      1.000          1.110            73,182

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.149          1.271                --
                                                       2005      1.037          1.149                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.407          1.556           129,542
                                                       2006      1.247          1.407           141,245
                                                       2005      1.251          1.247           149,976
                                                       2004      1.163          1.251           149,631
                                                       2003      1.000          1.163            39,498

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.261          1.296                --
                                                       2005      1.293          1.261            55,200
                                                       2004      1.122          1.293            54,473
                                                       2003      1.000          1.122             1,201

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.445          1.530            20,872
                                                       2006      1.332          1.445            21,703
                                                       2005      1.184          1.332            21,597
                                                       2004      1.165          1.184            21,757
                                                       2003      1.000          1.165            19,438

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.208          1.245           692,192
                                                       2006      1.110          1.208           704,328
                                                       2005      1.076          1.110           701,569
                                                       2004      1.000          1.076            89,489

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.004          1.031             5,255
                                                       2006      0.982          1.004                --
                                                       2005      0.977          0.982                --
                                                       2004      0.990          0.977           191,582
                                                       2003      1.000          0.990             6,766

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.107          1.129                --
                                                       2005      1.182          1.107           185,439
                                                       2004      1.194          1.182            24,245
                                                       2003      1.000          1.194                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.323          1.374            38,710
                                                       2006      1.287          1.323            38,956
                                                       2005      1.229          1.287            37,360
                                                       2004      1.133          1.229            34,841
                                                       2003      1.000          1.133             7,716

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.117          1.151            74,953
                                                       2006      1.047          1.117            76,636
                                                       2005      1.047          1.047            85,631
                                                       2004      0.985          1.047            68,182
                                                       2003      1.000          0.985            33,347

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.209          1.350            69,843
                                                       2006      1.227          1.209            75,579
                                                       2005      1.211          1.227            79,629
                                                       2004      1.216          1.211            83,046
                                                       2003      1.000          1.216            23,585

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.498          1.839            40,562
                                                       2006      1.437          1.498            43,105
                                                       2005      1.317          1.437            40,718
                                                       2004      1.213          1.317            19,495
                                                       2003      1.000          1.213            12,043

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.746          3.453            78,197

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.069          1.092           222,223
                                                       2006      1.003          1.069           222,270




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.822          2.155           124,476
                                                       2006      1.481          1.822           150,146
                                                       2005      1.292          1.481           142,663
                                                       2004      1.066          1.292           148,928
                                                       2003      1.000          1.066            53,333

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.152          1.158                --
                                                       2005      1.086          1.152           612,807
                                                       2004      1.062          1.086           559,310
                                                       2003      1.000          1.062           167,125

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.550          2.024           232,056
                                                       2006      1.328          1.550           205,697
                                                       2005      1.186          1.328           199,364
                                                       2004      1.121          1.186           110,767
                                                       2003      1.000          1.121            74,427

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.636          2.758                --
                                                       2006      2.028          2.636           297,541
                                                       2005      1.616          2.028           368,943
                                                       2004      1.319          1.616           421,720
                                                       2003      1.000          1.319            18,331

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.812          1.706            17,062
                                                       2006      1.632          1.812            22,587
                                                       2005      1.433          1.632            24,671
                                                       2004      1.238          1.433            38,854
                                                       2003      1.000          1.238             5,549

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.481          1.472           565,620
                                                       2006      1.402          1.481           682,490
                                                       2005      1.313          1.402           729,614
                                                       2004      1.172          1.313           694,373
                                                       2003      1.000          1.172           131,415

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.267          1.335            68,295
                                                       2006      1.185          1.267            83,374
                                                       2005      1.169          1.185            78,739
                                                       2004      1.125          1.169            19,508
                                                       2003      1.000          1.125            16,197

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.137          1.169           644,540
                                                       2006      1.006          1.137           644,446
                                                       2005      1.000          1.006           740,293

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.191          1.797           386,771
                                                       2006      1.629          2.191           505,464
                                                       2005      1.492          1.629           583,509
                                                       2004      1.164          1.492           590,989
                                                       2003      1.000          1.164           182,436

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.018          1.036             7,258
                                                       2006      0.995          1.018             7,265
                                                       2005      1.000          0.995             7,272

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.328          1.461         1,883,171
                                                       2006      1.252          1.328         2,080,273
                                                       2005      1.176          1.252         1,360,520
                                                       2004      1.115          1.176           449,537
                                                       2003      1.000          1.115           150,768

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.094          2.237           338,081
                                                       2006      1.752          2.094           343,427
                                                       2005      1.513          1.752           488,106
                                                       2004      1.253          1.513           325,876
                                                       2003      1.000          1.253           108,202

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.399          1.385           577,287
                                                       2006      1.259          1.399           710,974
                                                       2005      1.214          1.259           694,541
                                                       2004      1.128          1.214           416,167
                                                       2003      1.000          1.128            86,264

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.322          1.463           316,596
                                                       2006      1.274          1.322           362,637
                                                       2005      1.202          1.274           662,022
                                                       2004      1.123          1.202           503,382
                                                       2003      1.000          1.123            90,898

  DWSI International Subaccount (Class B) (7/03).....  2007      1.885          2.112           549,257
                                                       2006      1.533          1.885           559,872
                                                       2005      1.350          1.533           399,274
                                                       2004      1.185          1.350           286,988
                                                       2003      1.000          1.185            61,166

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.206          1.260                --
                                                       2005      1.235          1.206           426,691
                                                       2004      1.130          1.235           364,212
                                                       2003      1.000          1.130           108,721

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.426          1.570                --
                                                       2005      1.284          1.426            85,296
                                                       2004      1.175          1.284            96,133
                                                       2003      1.000          1.175            70,396

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.217          1.246           544,188
                                                       2006      1.130          1.217           479,421
                                                       2005      1.109          1.130           548,394
                                                       2004      1.063          1.109           481,013
                                                       2003      1.000          1.063           209,473

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.591          1.610           452,814
                                                       2006      1.409          1.591           546,962
                                                       2005      1.310          1.409           560,368
                                                       2004      1.156          1.310           507,296
                                                       2003      1.000          1.156           179,561

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.156          1.187         1,096,566
                                                       2006      1.083          1.156           804,176
                                                       2005      1.058          1.083           731,086
                                                       2004      1.003          1.058           390,438

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.027          1.045         2,186,746
                                                       2006      1.008          1.027         2,342,610
                                                       2005      1.009          1.008         2,295,140
                                                       2004      0.988          1.009         2,184,224
                                                       2003      1.000          0.988           674,796

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.520          1.552         1,571,823
                                                       2006      1.355          1.520         2,180,057
                                                       2005      1.265          1.355         2,751,664
                                                       2004      1.158          1.265         2,297,752
                                                       2003      1.000          1.158           260,986

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.584          1.519         1,883,007
                                                       2006      1.366          1.584         2,118,028
                                                       2005      1.296          1.366         1,809,831
                                                       2004      1.163          1.296         1,684,886
                                                       2003      1.000          1.163           316,633

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.650          2.016         1,025,927
                                                       2005      1.532          1.650         1,139,845
                                                       2004      1.245          1.532         1,130,155
                                                       2003      1.000          1.245           176,984

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.130          1.354                --
                                                       2005      1.053          1.130            89,993

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.021          2.098           434,543
                                                       2006      1.590          2.021           445,372
                                                       2005      1.323          1.590           526,889
                                                       2004      1.180          1.323           332,631
                                                       2003      1.000          1.180           119,232

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.029          1.065         1,209,864
                                                       2006      1.012          1.029         1,448,514
                                                       2005      1.009          1.012         1,336,261
                                                       2004      0.995          1.009         1,284,864
                                                       2003      1.000          0.995           274,878

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.258          1.302         2,979,077
                                                       2006      1.139          1.258         2,973,410
                                                       2005      1.095          1.139         2,549,711
                                                       2004      1.016          1.095           398,549

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.314          1.296           640,458
                                                       2006      1.217          1.314           865,253
                                                       2005      1.200          1.217           845,807
                                                       2004      1.092          1.200           907,089
                                                       2003      1.000          1.092           479,147

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.075                --
                                                       2005      1.041          1.057            68,722
                                                       2004      1.005          1.041            20,862

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.241          1.241                --
                                                       2005      1.221          1.241                --
                                                       2004      1.132          1.221           613,315
                                                       2003      1.000          1.132           140,494

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.917          2.184         1,120,905
                                                       2006      1.563          1.917         1,464,092
                                                       2005      1.398          1.563         1,455,456
                                                       2004      1.210          1.398         1,464,599
                                                       2003      1.000          1.210           126,328

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.415          1.474           422,830
                                                       2006      1.336          1.415           462,400
                                                       2005      1.220          1.336           473,256
                                                       2004      1.120          1.220           768,626
                                                       2003      1.000          1.120           142,474

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.283          1.266                --
                                                       2005      1.222          1.283            17,467
                                                       2004      1.110          1.222            24,070
                                                       2003      1.000          1.110             9,683

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.148          1.270                --
                                                       2005      1.036          1.148            25,852

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.404          1.553           550,785
                                                       2006      1.245          1.404           601,048
                                                       2005      1.250          1.245           714,418
                                                       2004      1.163          1.250           741,558
                                                       2003      1.000          1.163           368,171

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.259          1.294                --
                                                       2005      1.292          1.259           395,531
                                                       2004      1.122          1.292           407,491
                                                       2003      1.000          1.122           258,964

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.443          1.527           169,447
                                                       2006      1.331          1.443           171,395
                                                       2005      1.183          1.331           163,709
                                                       2004      1.165          1.183            55,306
                                                       2003      1.000          1.165            32,701

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.206          1.243         3,021,674
                                                       2006      1.109          1.206         2,728,693
                                                       2005      1.076          1.109         2,723,765
                                                       2004      1.000          1.076           612,565

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.002          1.029         3,129,754
                                                       2006      0.981          1.002         1,553,566
                                                       2005      0.976          0.981           267,770
                                                       2004      0.990          0.976         1,506,747
                                                       2003      1.000          0.990         1,156,653

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.106          1.127                --
                                                       2005      1.181          1.106           709,287
                                                       2004      1.194          1.181           735,050
                                                       2003      1.000          1.194           105,875

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.321          1.371           822,676
                                                       2006      1.285          1.321           896,614
                                                       2005      1.228          1.285           961,879
                                                       2004      1.133          1.228           864,771
                                                       2003      1.000          1.133            92,023

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.115          1.149           873,481
                                                       2006      1.045          1.115         1,044,225
                                                       2005      1.046          1.045           991,587
                                                       2004      0.985          1.046           994,550
                                                       2003      1.000          0.985           149,071

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.207          1.347           108,248
                                                       2006      1.225          1.207           161,619
                                                       2005      1.210          1.225           418,027
                                                       2004      1.216          1.210           360,344
                                                       2003      1.000          1.216           154,677

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.495          1.835           214,173
                                                       2006      1.436          1.495           188,184
                                                       2005      1.316          1.436           256,426
                                                       2004      1.213          1.316           313,801
                                                       2003      1.000          1.213            56,446

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.741          3.445           228,638

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.069          1.091           505,967
                                                       2006      1.003          1.069           745,253




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.819          2.150              --
                                                       2006      1.479          1.819              --
                                                       2005      1.291          1.479              --
                                                       2004      1.066          1.291              --
                                                       2003      1.000          1.066              --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.151          1.156              --
                                                       2005      1.086          1.151              --
                                                       2004      1.062          1.086              --
                                                       2003      1.000          1.062              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.547          2.019              --
                                                       2006      1.326          1.547              --
                                                       2005      1.185          1.326              --
                                                       2004      1.121          1.185              --
                                                       2003      1.000          1.121              --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.631          2.753              --
                                                       2006      2.025          2.631              --
                                                       2005      1.615          2.025              --
                                                       2004      1.319          1.615              --
                                                       2003      1.000          1.319              --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.808          1.702              --
                                                       2006      1.630          1.808              --
                                                       2005      1.431          1.630              --
                                                       2004      1.238          1.431           3,652
                                                       2003      1.000          1.238              --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.478          1.469              --
                                                       2006      1.401          1.478              --
                                                       2005      1.312          1.401              --
                                                       2004      1.171          1.312           3,916
                                                       2003      1.000          1.171              --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.264          1.332              --
                                                       2006      1.184          1.264              --
                                                       2005      1.168          1.184              --
                                                       2004      1.125          1.168              --
                                                       2003      1.000          1.125              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.136          1.167              --
                                                       2006      1.006          1.136              --
                                                       2005      1.000          1.006              --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.187          1.793           1,817
                                                       2006      1.627          2.187           1,822
                                                       2005      1.491          1.627           1,828
                                                       2004      1.164          1.491           5,292
                                                       2003      1.000          1.164              --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.017          1.035              --
                                                       2006      0.995          1.017              --
                                                       2005      1.000          0.995              --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.326          1.457              --
                                                       2006      1.250          1.326              --
                                                       2005      1.175          1.250              --
                                                       2004      1.115          1.175              --
                                                       2003      1.000          1.115              --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.091          2.232              --
                                                       2006      1.750          2.091              --
                                                       2005      1.512          1.750              --
                                                       2004      1.253          1.512           3,462
                                                       2003      1.000          1.253              --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.396          1.382              --
                                                       2006      1.257          1.396              --
                                                       2005      1.213          1.257              --
                                                       2004      1.127          1.213           4,220
                                                       2003      1.000          1.127              --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.319          1.460              --
                                                       2006      1.272          1.319              --
                                                       2005      1.201          1.272              --
                                                       2004      1.123          1.201              --
                                                       2003      1.000          1.123              --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.882          2.108              --
                                                       2006      1.531          1.882              --
                                                       2005      1.349          1.531              --
                                                       2004      1.184          1.349              --
                                                       2003      1.000          1.184              --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.204          1.258              --
                                                       2005      1.234          1.204              --
                                                       2004      1.129          1.234              --
                                                       2003      1.000          1.129              --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.425          1.567              --
                                                       2005      1.283          1.425              --
                                                       2004      1.175          1.283              --
                                                       2003      1.000          1.175              --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.215          1.244              --
                                                       2006      1.129          1.215              --
                                                       2005      1.108          1.129              --
                                                       2004      1.063          1.108              --
                                                       2003      1.000          1.063              --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.589          1.606              --
                                                       2006      1.407          1.589              --
                                                       2005      1.309          1.407              --
                                                       2004      1.155          1.309              --
                                                       2003      1.000          1.155              --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.155          1.185              --
                                                       2006      1.083          1.155              --
                                                       2005      1.058          1.083              --
                                                       2004      1.003          1.058              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.025          1.042              --
                                                       2006      1.007          1.025              --
                                                       2005      1.008          1.007              --
                                                       2004      0.988          1.008              --
                                                       2003      1.000          0.988              --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.517          1.549              --
                                                       2006      1.354          1.517              --
                                                       2005      1.264          1.354              --
                                                       2004      1.158          1.264              --
                                                       2003      1.000          1.158              --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.581          1.516           2,105
                                                       2006      1.364          1.581           2,111
                                                       2005      1.295          1.364           2,118
                                                       2004      1.162          1.295           6,124
                                                       2003      1.000          1.162              --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.647          2.012           1,781
                                                       2005      1.531          1.647           1,787
                                                       2004      1.244          1.531           5,165
                                                       2003      1.000          1.244              --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.130          1.352              --
                                                       2005      1.053          1.130              --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.018          2.093              --
                                                       2006      1.588          2.018              --
                                                       2005      1.322          1.588              --
                                                       2004      1.180          1.322              --
                                                       2003      1.000          1.180              --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.028          1.063              --
                                                       2006      1.010          1.028              --
                                                       2005      1.008          1.010              --
                                                       2004      0.995          1.008           5,032
                                                       2003      1.000          0.995              --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.256          1.300              --
                                                       2006      1.138          1.256              --
                                                       2005      1.095          1.138              --
                                                       2004      1.016          1.095              --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.312          1.293              --
                                                       2006      1.215          1.312              --
                                                       2005      1.199          1.215              --
                                                       2004      1.091          1.199           4,259
                                                       2003      1.000          1.091              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.074              --
                                                       2005      1.041          1.057              --
                                                       2004      1.005          1.041              --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.239          1.239              --
                                                       2005      1.220          1.239              --
                                                       2004      1.132          1.220              --
                                                       2003      1.000          1.132              --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.913          2.179              --
                                                       2006      1.561          1.913              --
                                                       2005      1.397          1.561              --
                                                       2004      1.209          1.397              --
                                                       2003      1.000          1.209              --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.413          1.471              --
                                                       2006      1.335          1.413              --
                                                       2005      1.219          1.335              --
                                                       2004      1.119          1.219              --
                                                       2003      1.000          1.119              --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.282          1.264              --
                                                       2005      1.221          1.282              --
                                                       2004      1.110          1.221              --
                                                       2003      1.000          1.110              --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.147          1.268              --
                                                       2005      1.036          1.147              --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.402          1.549           2,151
                                                       2006      1.244          1.402           2,157
                                                       2005      1.249          1.244           2,164
                                                       2004      1.162          1.249           2,170
                                                       2003      1.000          1.162              --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.258          1.292              --
                                                       2005      1.291          1.258              --
                                                       2004      1.122          1.291              --
                                                       2003      1.000          1.122              --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.440          1.523              --
                                                       2006      1.329          1.440              --
                                                       2005      1.183          1.329              --
                                                       2004      1.164          1.183              --
                                                       2003      1.000          1.164              --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.205          1.241              --
                                                       2006      1.108          1.205              --
                                                       2005      1.076          1.108              --
                                                       2004      1.000          1.076              --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.001          1.026              --
                                                       2006      0.979          1.001              --
                                                       2005      0.975          0.979              --
                                                       2004      0.990          0.975              --
                                                       2003      1.000          0.990              --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.105          1.125              --
                                                       2005      1.180          1.105              --
                                                       2004      1.193          1.180              --
                                                       2003      1.000          1.193              --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.319          1.367              --
                                                       2006      1.284          1.319              --
                                                       2005      1.227          1.284              --
                                                       2004      1.132          1.227              --
                                                       2003      1.000          1.132              --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.113          1.146              --
                                                       2006      1.044          1.113              --
                                                       2005      1.045          1.044              --
                                                       2004      0.985          1.045              --
                                                       2003      1.000          0.985              --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.205          1.344              --
                                                       2006      1.224          1.205              --
                                                       2005      1.209          1.224              --
                                                       2004      1.215          1.209              --
                                                       2003      1.000          1.215              --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.493          1.831              --
                                                       2006      1.434          1.493              --
                                                       2005      1.315          1.434              --
                                                       2004      1.212          1.315              --
                                                       2003      1.000          1.212              --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.735          3.438              --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.090              --
                                                       2006      1.003          1.068              --




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.714          2.026            23,769
                                                       2006      1.395          1.714            25,270
                                                       2005      1.218          1.395            18,893
                                                       2004      1.000          1.218                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.104          1.109                --
                                                       2005      1.042          1.104            38,699
                                                       2004      1.000          1.042                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.373          1.792                --
                                                       2006      1.178          1.373                --
                                                       2005      1.053          1.178                --
                                                       2004      1.000          1.053                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.097          2.194                --
                                                       2006      1.615          2.097           481,555
                                                       2005      1.289          1.615           221,923
                                                       2004      1.000          1.289                --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.419          1.335            20,839
                                                       2006      1.279          1.419            20,839
                                                       2005      1.124          1.279                --
                                                       2004      1.000          1.124                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.272          1.263            43,253
                                                       2006      1.206          1.272            43,830
                                                       2005      1.130          1.206            10,655
                                                       2004      1.000          1.130                --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.113          1.172                --
                                                       2006      1.043          1.113                --
                                                       2005      1.030          1.043                --
                                                       2004      1.000          1.030                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.135          1.166                --
                                                       2006      1.006          1.135                --
                                                       2005      1.000          1.006                --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.880          1.541           228,458
                                                       2006      1.399          1.880           180,063
                                                       2005      1.283          1.399           146,758
                                                       2004      1.000          1.283                --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.017          1.033            11,626
                                                       2006      0.995          1.017            10,440
                                                       2005      1.000          0.995             9,502

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.172          1.288           121,302
                                                       2006      1.106          1.172           114,763
                                                       2005      1.040          1.106            38,133
                                                       2004      1.000          1.040                --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.634          1.743            46,774
                                                       2006      1.368          1.634            47,672
                                                       2005      1.183          1.368            14,445
                                                       2004      1.000          1.183                --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.227          1.214           121,904
                                                       2006      1.106          1.227           121,309
                                                       2005      1.067          1.106            61,454
                                                       2004      1.000          1.067                --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.149          1.270            50,955
                                                       2006      1.108          1.149            47,870
                                                       2005      1.047          1.108            14,394
                                                       2004      1.000          1.047                --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.611          1.803            63,625
                                                       2006      1.311          1.611            64,023
                                                       2005      1.156          1.311            42,124
                                                       2004      1.000          1.156                --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.066          1.113                --
                                                       2005      1.093          1.066                --
                                                       2004      1.000          1.093                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.211          1.331                --
                                                       2005      1.091          1.211            17,789
                                                       2004      1.000          1.091                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.142          1.168                --
                                                       2006      1.061          1.142                --
                                                       2005      1.043          1.061                --
                                                       2004      1.000          1.043                --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.328          1.342            36,552
                                                       2006      1.177          1.328            35,688
                                                       2005      1.095          1.177            22,479
                                                       2004      1.000          1.095                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.153          1.183           506,597
                                                       2006      1.082          1.153           508,264
                                                       2005      1.058          1.082           185,819
                                                       2004      1.002          1.058                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.060          1.077           366,015
                                                       2006      1.041          1.060           366,114
                                                       2005      1.043          1.041           276,394
                                                       2004      1.000          1.043                --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.285          1.311           130,279
                                                       2006      1.147          1.285           129,823
                                                       2005      1.072          1.147           118,958
                                                       2004      1.000          1.072                --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.372          1.314           536,093
                                                       2006      1.184          1.372           530,450
                                                       2005      1.124          1.184           437,075
                                                       2004      1.000          1.124                --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.279          1.561            87,157
                                                       2005      1.189          1.279            51,434
                                                       2004      1.000          1.189                --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.129          1.351                --
                                                       2005      1.029          1.129            10,799

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.769          1.834           105,696
                                                       2006      1.393          1.769           105,545
                                                       2005      1.160          1.393            94,898
                                                       2004      1.000          1.160                --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.054          1.089            11,774
                                                       2006      1.037          1.054            11,243
                                                       2005      1.035          1.037             7,222
                                                       2004      1.000          1.035                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.255          1.298         1,177,671
                                                       2006      1.137          1.255           877,715
                                                       2005      1.095          1.137           922,473
                                                       2004      1.016          1.095                --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.206          1.188            37,950
                                                       2006      1.118          1.206            36,174
                                                       2005      1.103          1.118            35,279
                                                       2004      1.000          1.103                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.056          1.073                --
                                                       2005      1.041          1.056           109,542
                                                       2004      1.005          1.041                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.088          1.088                --
                                                       2005      1.071          1.088                --
                                                       2004      1.000          1.071                --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.598          1.819           365,771
                                                       2006      1.304          1.598           319,566
                                                       2005      1.168          1.304           139,844
                                                       2004      1.000          1.168                --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.272          1.324             4,352
                                                       2006      1.202          1.272             4,293
                                                       2005      1.098          1.202             2,279
                                                       2004      1.000          1.098                --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.143          1.127                --
                                                       2005      1.089          1.143             2,485
                                                       2004      1.000          1.089                --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.147          1.267                --
                                                       2005      1.028          1.147                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.201          1.327            61,011
                                                       2006      1.067          1.201            60,484
                                                       2005      1.072          1.067            24,616
                                                       2004      1.000          1.072                --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.105          1.135                --
                                                       2005      1.135          1.105                --
                                                       2004      1.000          1.135                --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.297          1.372                --
                                                       2006      1.198          1.297                --
                                                       2005      1.066          1.198                --
                                                       2004      1.000          1.066                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.203          1.239           798,988
                                                       2006      1.107          1.203           761,069
                                                       2005      1.076          1.107           852,381
                                                       2004      1.000          1.076                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.017          1.043                --
                                                       2006      0.996          1.017                --
                                                       2005      0.993          0.996             9,985
                                                       2004      1.000          0.993                --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.970          0.988                --
                                                       2005      1.037          0.970               839
                                                       2004      1.000          1.037                --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.160          1.203           103,863
                                                       2006      1.130          1.160           101,697
                                                       2005      1.081          1.130            29,252
                                                       2004      1.000          1.081                --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.173          1.207            23,012
                                                       2006      1.100          1.173            22,382
                                                       2005      1.102          1.100            21,453
                                                       2004      1.000          1.102                --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.034          1.153            22,492
                                                       2006      1.051          1.034            20,465
                                                       2005      1.039          1.051            10,338
                                                       2004      1.000          1.039                --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.257          1.540            11,911
                                                       2006      1.207          1.257            11,080
                                                       2005      1.108          1.207             3,154
                                                       2004      1.000          1.108                --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.180          2.739           600,920

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.089           108,078
                                                       2006      1.003          1.068            42,799

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.812          2.141           357,391
                                                       2006      1.475          1.812           406,819
                                                       2005      1.289          1.475           238,093
                                                       2004      1.065          1.289            76,515
                                                       2003      1.000          1.065            16,070

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.148          1.153                --
                                                       2005      1.084          1.148           921,463
                                                       2004      1.061          1.084           645,491
                                                       2003      1.000          1.061           282,635

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.541          2.010           372,351
                                                       2006      1.323          1.541           395,761
                                                       2005      1.184          1.323           412,188
                                                       2004      1.120          1.184           409,576
                                                       2003      1.000          1.120            67,173

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.622          2.742                --
                                                       2006      2.020          2.622           647,784
                                                       2005      1.613          2.020           448,218
                                                       2004      1.318          1.613           295,175
                                                       2003      1.000          1.318            13,332

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.802          1.695           345,388
                                                       2006      1.626          1.802           392,340
                                                       2005      1.429          1.626           106,990
                                                       2004      1.237          1.429           118,337
                                                       2003      1.000          1.237            15,860

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.473          1.462         1,295,901
                                                       2006      1.397          1.473         1,446,219
                                                       2005      1.310          1.397         1,517,012
                                                       2004      1.171          1.310         1,266,987
                                                       2003      1.000          1.171           308,034

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.260          1.326            17,419
                                                       2006      1.181          1.260            29,029
                                                       2005      1.167          1.181            28,927
                                                       2004      1.125          1.167            29,094
                                                       2003      1.000          1.125             1,411

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.134          1.165           505,618
                                                       2006      1.006          1.134           502,429
                                                       2005      1.000          1.006           679,521

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.179          1.785           554,778
                                                       2006      1.623          2.179           678,274
                                                       2005      1.489          1.623           727,865
                                                       2004      1.163          1.489           545,672
                                                       2003      1.000          1.163           136,376

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.016          1.032                --
                                                       2006      0.994          1.016            10,050
                                                       2005      1.000          0.994                --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.321          1.451         1,204,912
                                                       2006      1.247          1.321         1,428,246
                                                       2005      1.173          1.247           986,543
                                                       2004      1.114          1.173           371,652
                                                       2003      1.000          1.114            69,391

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.083          2.222           314,941
                                                       2006      1.745          2.083           400,541
                                                       2005      1.510          1.745           398,528
                                                       2004      1.252          1.510           243,413
                                                       2003      1.000          1.252            54,139

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.391          1.376         1,062,598
                                                       2006      1.254          1.391         1,138,786
                                                       2005      1.211          1.254           376,627
                                                       2004      1.127          1.211           192,731
                                                       2003      1.000          1.127           127,354

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.315          1.453           306,086
                                                       2006      1.269          1.315           384,663
                                                       2005      1.199          1.269           418,016
                                                       2004      1.122          1.199           359,518
                                                       2003      1.000          1.122           216,037

  DWSI International Subaccount (Class B) (7/03).....  2007      1.875          2.098           514,190
                                                       2006      1.527          1.875           611,689
                                                       2005      1.347          1.527           470,483
                                                       2004      1.184          1.347           349,284
                                                       2003      1.000          1.184            84,362

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.201          1.254                --
                                                       2005      1.232          1.201           225,469
                                                       2004      1.129          1.232           219,303
                                                       2003      1.000          1.129            76,842

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.421          1.562                --
                                                       2005      1.281          1.421            82,437
                                                       2004      1.174          1.281            94,906
                                                       2003      1.000          1.174            11,405

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.211          1.238           481,432
                                                       2006      1.126          1.211           498,133
                                                       2005      1.106          1.126           854,380
                                                       2004      1.062          1.106           668,120
                                                       2003      1.000          1.062            39,426

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.583          1.599           680,360
                                                       2006      1.403          1.583           871,847
                                                       2005      1.307          1.403           739,492
                                                       2004      1.155          1.307           553,581
                                                       2003      1.000          1.155           125,558

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.152          1.181           432,647
                                                       2006      1.081          1.152           528,734
                                                       2005      1.058          1.081           484,955
                                                       2004      1.002          1.058           334,912

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.021          1.038         1,080,397
                                                       2006      1.004          1.021         1,264,867
                                                       2005      1.007          1.004         1,253,613
                                                       2004      0.987          1.007         1,076,891
                                                       2003      1.000          0.987           313,717

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.512          1.542         1,667,324
                                                       2006      1.350          1.512         1,764,047
                                                       2005      1.262          1.350         1,873,369
                                                       2004      1.157          1.262         1,248,230
                                                       2003      1.000          1.157           301,678

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.575          1.509         1,809,622
                                                       2006      1.361          1.575         1,930,998
                                                       2005      1.292          1.361         1,616,017
                                                       2004      1.162          1.292         1,083,106
                                                       2003      1.000          1.162           251,777

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.643          2.005         1,223,489
                                                       2005      1.528          1.643         1,247,630
                                                       2004      1.244          1.528           990,769
                                                       2003      1.000          1.244           151,438

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.128          1.350                --
                                                       2005      1.053          1.128           261,824

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.011          2.084           613,487
                                                       2006      1.584          2.011           628,119
                                                       2005      1.320          1.584           401,338
                                                       2004      1.179          1.320           321,204
                                                       2003      1.000          1.179            34,683

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.024          1.058           515,229
                                                       2006      1.008          1.024           570,497
                                                       2005      1.007          1.008           698,669
                                                       2004      0.995          1.007           547,773
                                                       2003      1.000          0.995            96,666

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.254          1.296         1,769,110
                                                       2006      1.136          1.254         1,782,897
                                                       2005      1.094          1.136         1,724,960
                                                       2004      1.016          1.094           243,797

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.307          1.287           634,088
                                                       2006      1.212          1.307           716,336
                                                       2005      1.197          1.212           767,489
                                                       2004      1.091          1.197           688,959
                                                       2003      1.000          1.091           180,469

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.055          1.071                --
                                                       2005      1.041          1.055            30,850
                                                       2004      1.005          1.041            33,601

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.236          1.236                --
                                                       2005      1.218          1.236                --
                                                       2004      1.131          1.218           304,755
                                                       2003      1.000          1.131           126,821

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.907          2.169           809,192
                                                       2006      1.557          1.907           899,859
                                                       2005      1.395          1.557           923,259
                                                       2004      1.209          1.395           779,057
                                                       2003      1.000          1.209           161,245

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.408          1.464           229,996
                                                       2006      1.331          1.408           223,704
                                                       2005      1.217          1.331           221,884
                                                       2004      1.119          1.217           193,972
                                                       2003      1.000          1.119           136,720

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.279          1.260                --
                                                       2005      1.219          1.279            52,442
                                                       2004      1.109          1.219            50,876
                                                       2003      1.000          1.109            23,775

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.146          1.266                --
                                                       2005      1.036          1.146           444,753

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.397          1.542           385,508
                                                       2006      1.241          1.397           648,784
                                                       2005      1.247          1.241           486,988
                                                       2004      1.162          1.247           433,661
                                                       2003      1.000          1.162           214,043

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.254          1.288                --
                                                       2005      1.289          1.254           152,640
                                                       2004      1.121          1.289           168,373
                                                       2003      1.000          1.121            96,715

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.435          1.516           299,408
                                                       2006      1.326          1.435           352,060
                                                       2005      1.181          1.326           110,987
                                                       2004      1.164          1.181           123,265
                                                       2003      1.000          1.164           145,453

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.202          1.237         3,032,021
                                                       2006      1.106          1.202         3,166,317
                                                       2005      1.076          1.106         3,230,126
                                                       2004      1.000          1.076         1,327,148

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.997          1.022           277,948
                                                       2006      0.977          0.997           205,597
                                                       2005      0.974          0.977         2,489,167
                                                       2004      0.989          0.974            18,161
                                                       2003      1.000          0.989                --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.102          1.121                --
                                                       2005      1.178          1.102           277,084
                                                       2004      1.193          1.178           341,000
                                                       2003      1.000          1.193            64,331

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.314          1.361           631,403
                                                       2006      1.280          1.314           685,059
                                                       2005      1.225          1.280           668,904
                                                       2004      1.132          1.225           354,560
                                                       2003      1.000          1.132           157,706

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.109          1.141           894,054
                                                       2006      1.041          1.109           862,248
                                                       2005      1.043          1.041           913,756
                                                       2004      0.984          1.043           630,190
                                                       2003      1.000          0.984           167,822

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.200          1.338           224,946
                                                       2006      1.221          1.200           228,758
                                                       2005      1.207          1.221           246,776
                                                       2004      1.215          1.207           220,347
                                                       2003      1.000          1.215           137,222

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.487          1.822           454,539
                                                       2006      1.430          1.487           525,239
                                                       2005      1.313          1.430           458,186
                                                       2004      1.212          1.313           468,001
                                                       2003      1.000          1.212           111,862

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.725          3.422           596,194

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.088         1,130,766
                                                       2006      1.003          1.068         1,101,648




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.809          2.136           35,212
                                                       2006      1.473          1.809           36,298
                                                       2005      1.288          1.473           27,874
                                                       2004      1.065          1.288              707
                                                       2003      1.000          1.065              746

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.146          1.151               --
                                                       2005      1.083          1.146               --
                                                       2004      1.061          1.083               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.539          2.005               --
                                                       2006      1.321          1.539               --
                                                       2005      1.183          1.321               --
                                                       2004      1.120          1.183               --
                                                       2003      1.000          1.120               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.617          2.737               --
                                                       2006      2.018          2.617            8,765
                                                       2005      1.611          2.018            8,920
                                                       2004      1.318          1.611            3,605
                                                       2003      1.000          1.318            3,791

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.799          1.691               --
                                                       2006      1.624          1.799               --
                                                       2005      1.428          1.624               --
                                                       2004      1.237          1.428               --
                                                       2003      1.000          1.237               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.470          1.459           24,687
                                                       2006      1.395          1.470           24,914
                                                       2005      1.309          1.395           25,487
                                                       2004      1.170          1.309           15,645
                                                       2003      1.000          1.170           11,925

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.258          1.323               --
                                                       2006      1.179          1.258               --
                                                       2005      1.166          1.179               --
                                                       2004      1.124          1.166               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.134          1.163           42,574
                                                       2006      1.005          1.134           44,072
                                                       2005      1.000          1.005           31,648

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.175          1.781           26,890
                                                       2006      1.621          2.175           27,836
                                                       2005      1.487          1.621           20,246
                                                       2004      1.163          1.487               --
                                                       2003      1.000          1.163               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.015          1.031               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.318          1.447            8,212
                                                       2006      1.245          1.318            8,238
                                                       2005      1.173          1.245            1,382
                                                       2004      1.114          1.173            1,386
                                                       2003      1.000          1.114            1,399

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.080          2.217           13,037
                                                       2006      1.743          2.080           13,053
                                                       2005      1.508          1.743           13,094
                                                       2004      1.252          1.508              600
                                                       2003      1.000          1.252               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.389          1.372           15,742
                                                       2006      1.252          1.389           15,688
                                                       2005      1.210          1.252            7,233
                                                       2004      1.126          1.210            1,374
                                                       2003      1.000          1.126            1,404

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.312          1.450            6,457
                                                       2006      1.268          1.312            6,457
                                                       2005      1.198          1.268            6,457
                                                       2004      1.122          1.198               --
                                                       2003      1.000          1.122               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.872          2.093           15,494
                                                       2006      1.525          1.872           15,872
                                                       2005      1.346          1.525            9,297
                                                       2004      1.183          1.346            9,760
                                                       2003      1.000          1.183           10,263

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.200          1.252               --
                                                       2005      1.231          1.200            6,626
                                                       2004      1.128          1.231            1,366
                                                       2003      1.000          1.128            1,412

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.419          1.559               --
                                                       2005      1.280          1.419            5,819
                                                       2004      1.174          1.280               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.209          1.235               --
                                                       2006      1.124          1.209               --
                                                       2005      1.106          1.124               --
                                                       2004      1.062          1.106               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.580          1.595           55,227
                                                       2006      1.402          1.580           56,951
                                                       2005      1.306          1.402           58,860
                                                       2004      1.154          1.306           44,567
                                                       2003      1.000          1.154           46,867

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.151          1.179               --
                                                       2006      1.080          1.151               --
                                                       2005      1.057          1.080               --
                                                       2004      1.002          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.020          1.035           15,221
                                                       2006      1.003          1.020           14,843
                                                       2005      1.006          1.003           14,558
                                                       2004      0.987          1.006            4,118
                                                       2003      1.000          0.987            1,471

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.509          1.538            7,697
                                                       2006      1.348          1.509            7,697
                                                       2005      1.261          1.348            7,697
                                                       2004      1.157          1.261               --
                                                       2003      1.000          1.157               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.572          1.505           50,030
                                                       2006      1.359          1.572           51,049
                                                       2005      1.291          1.359           15,289
                                                       2004      1.161          1.291               --
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.641          2.001           15,100
                                                       2005      1.527          1.641           15,482
                                                       2004      1.243          1.527            9,804
                                                       2003      1.000          1.243            5,444

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.128          1.348               --
                                                       2005      1.053          1.128            9,475

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.007          2.079               --
                                                       2006      1.582          2.007               --
                                                       2005      1.319          1.582               --
                                                       2004      1.179          1.319               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.022          1.055            8,165
                                                       2006      1.007          1.022            7,580
                                                       2005      1.006          1.007            7,112
                                                       2004      0.994          1.006            6,664
                                                       2003      1.000          0.994            1,451

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.252          1.294               --
                                                       2006      1.135          1.252               --
                                                       2005      1.094          1.135               --
                                                       2004      1.016          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.305          1.284           37,338
                                                       2006      1.211          1.305           38,545
                                                       2005      1.196          1.211           27,727
                                                       2004      1.090          1.196            2,298
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.070               --
                                                       2005      1.041          1.054               --
                                                       2004      1.005          1.041               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.235          1.235               --
                                                       2005      1.217          1.235               --
                                                       2004      1.131          1.217               --
                                                       2003      1.000          1.131               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.903          2.164            5,544
                                                       2006      1.555          1.903            6,103
                                                       2005      1.393          1.555            6,558
                                                       2004      1.208          1.393            6,789
                                                       2003      1.000          1.208               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.405          1.461           10,596
                                                       2006      1.329          1.405           10,040
                                                       2005      1.216          1.329           10,511
                                                       2004      1.118          1.216           10,376
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.277          1.257               --
                                                       2005      1.218          1.277               --
                                                       2004      1.109          1.218               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.145          1.264               --
                                                       2005      1.036          1.145            9,127

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.394          1.538           43,104
                                                       2006      1.239          1.394           44,693
                                                       2005      1.246          1.239           45,703
                                                       2004      1.161          1.246           47,296
                                                       2003      1.000          1.161           39,551

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.253          1.286               --
                                                       2005      1.288          1.253           24,492
                                                       2004      1.121          1.288               --
                                                       2003      1.000          1.121               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.432          1.513              591
                                                       2006      1.324          1.432              655
                                                       2005      1.180          1.324              652
                                                       2004      1.163          1.180              713
                                                       2003      1.000          1.163              683

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.201          1.235               --
                                                       2006      1.106          1.201               --
                                                       2005      1.075          1.106               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.995          1.019            7,618
                                                       2006      0.976          0.995            7,819
                                                       2005      0.973          0.976            8,151
                                                       2004      0.989          0.973            8,439
                                                       2003      1.000          0.989            8,760

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.100          1.119               --
                                                       2005      1.177          1.100               --
                                                       2004      1.192          1.177               --
                                                       2003      1.000          1.192               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.312          1.358           16,806
                                                       2006      1.279          1.312           17,242
                                                       2005      1.224          1.279           17,631
                                                       2004      1.131          1.224           10,819
                                                       2003      1.000          1.131           11,377

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.107          1.138           19,534
                                                       2006      1.040          1.107           19,965
                                                       2005      1.043          1.040           20,442
                                                       2004      0.984          1.043           11,148
                                                       2003      1.000          0.984           11,724

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.198          1.335              734
                                                       2006      1.219          1.198              803
                                                       2005      1.206          1.219              718
                                                       2004      1.214          1.206              693
                                                       2003      1.000          1.214              686

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.485          1.818           12,158
                                                       2006      1.428          1.485           12,192
                                                       2005      1.312          1.428           12,220
                                                       2004      1.211          1.312              667
                                                       2003      1.000          1.211              679

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.719          3.414            8,626

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.088               --
                                                       2006      1.003          1.067               --




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.806          2.131           63,451
                                                       2006      1.471          1.806           42,429
                                                       2005      1.287          1.471           42,909
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.536          2.001           46,960
                                                       2006      1.320          1.536           46,966
                                                       2005      1.182          1.320           46,973
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.612          2.731               --
                                                       2006      2.015          2.612           19,090
                                                       2005      1.610          2.015           19,223
                                                       2004      1.317          1.610               --
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.796          1.687            1,603
                                                       2006      1.621          1.796            1,550
                                                       2005      1.427          1.621            1,492
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.468          1.456           36,134
                                                       2006      1.393          1.468           79,471
                                                       2005      1.307          1.393           68,086
                                                       2004      1.170          1.307               --
                                                       2003      1.000          1.170               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.133          1.162               --
                                                       2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.171          1.777           50,883
                                                       2006      1.619          2.171           70,351
                                                       2005      1.486          1.619           62,256
                                                       2004      1.162          1.486               --
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.014          1.029               --
                                                       2006      0.994          1.014               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.316          1.444           83,858
                                                       2006      1.244          1.316          103,620
                                                       2005      1.172          1.244           89,129
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.076          2.211           58,072
                                                       2006      1.741          2.076           92,208
                                                       2005      1.507          1.741           79,355
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.386          1.369          102,688
                                                       2006      1.251          1.386          100,335
                                                       2005      1.209          1.251           10,444
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.310          1.446            2,152
                                                       2006      1.266          1.310            2,154
                                                       2005      1.198          1.266            2,156
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.869          2.088          120,287
                                                       2006      1.523          1.869          122,799
                                                       2005      1.345          1.523            5,949
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198            8,368
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417            5,519
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.206          1.232           93,732
                                                       2006      1.123          1.206          114,884
                                                       2005      1.105          1.123          114,893
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.577          1.591           70,221
                                                       2006      1.400          1.577          118,589
                                                       2005      1.304          1.400          106,818
                                                       2004      1.154          1.304               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.149          1.177          261,561
                                                       2006      1.080          1.149          265,381
                                                       2005      1.057          1.080          132,002
                                                       2004      1.002          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.018          1.033           18,268
                                                       2006      1.001          1.018           16,987
                                                       2005      1.005          1.001           16,560
                                                       2004      0.987          1.005               --
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.506          1.535          160,432
                                                       2006      1.347          1.506          194,943
                                                       2005      1.260          1.347          140,891
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.570          1.502          277,072
                                                       2006      1.357          1.570          371,343
                                                       2005      1.290          1.357          258,229
                                                       2004      1.161          1.290               --
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.639          1.998          188,149
                                                       2005      1.526          1.639          157,723
                                                       2004      1.243          1.526               --
                                                       2003      1.000          1.243               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.127          1.347               --
                                                       2005      1.053          1.127          133,140

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.004          2.074           33,608
                                                       2006      1.580          2.004           31,895
                                                       2005      1.318          1.580           34,707
                                                       2004      1.178          1.318               --
                                                       2003      1.000          1.178               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.020          1.053           18,260
                                                       2006      1.005          1.020           16,919
                                                       2005      1.005          1.005           16,617
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.251          1.291          238,744
                                                       2006      1.135          1.251          239,839
                                                       2005      1.094          1.135          241,028
                                                       2004      1.016          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.303          1.281           66,845
                                                       2006      1.209          1.303           41,652
                                                       2005      1.195          1.209           21,189
                                                       2004      1.090          1.195               --
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054          149,573
                                                       2004      1.005          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.234          1.234               --
                                                       2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.900          2.159           81,836
                                                       2006      1.553          1.900          129,373
                                                       2005      1.392          1.553          106,413
                                                       2004      1.208          1.392               --
                                                       2003      1.000          1.208               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.403          1.457               --
                                                       2006      1.328          1.403               --
                                                       2005      1.215          1.328               --
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275            7,461
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.145          1.263               --
                                                       2005      1.036          1.145           10,250

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.392          1.535           40,253
                                                       2006      1.237          1.392          135,712
                                                       2005      1.245          1.237          121,171
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251           26,842
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.430          1.509               --
                                                       2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.199          1.233          279,203
                                                       2006      1.105          1.199          282,769
                                                       2005      1.075          1.105          286,337
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.994          1.017           30,736
                                                       2006      0.974          0.994           28,269
                                                       2005      0.972          0.974           28,646
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099               --
                                                       2004      1.192          1.176               --
                                                       2003      1.000          1.192               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.309          1.355           27,386
                                                       2006      1.277          1.309           27,102
                                                       2005      1.223          1.277              975
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.105          1.136           86,592
                                                       2006      1.039          1.105           84,310
                                                       2005      1.042          1.039           59,962
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.196          1.332               --
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.482          1.814           45,586
                                                       2006      1.426          1.482           49,317
                                                       2005      1.311          1.426           49,346
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.714          3.406           50,196

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.087          137,699
                                                       2006      1.003          1.067               --




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.685          1.988            72,247
                                                       2006      1.374          1.685            47,361
                                                       2005      1.203          1.374            47,971
                                                       2004      1.000          1.203             7,136

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.076          1.080                --
                                                       2005      1.017          1.076            52,229
                                                       2004      1.000          1.017            29,547

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.388          1.808            32,415
                                                       2006      1.193          1.388            35,951
                                                       2005      1.069          1.193            36,717
                                                       2004      1.000          1.069            19,874

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.888          1.974                --
                                                       2006      1.457          1.888            86,993
                                                       2005      1.165          1.457           104,526
                                                       2004      1.000          1.165            65,630

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.424          1.337            16,791
                                                       2006      1.286          1.424            16,991
                                                       2005      1.133          1.286             7,057
                                                       2004      1.000          1.133                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.253          1.242           200,608
                                                       2006      1.190          1.253           200,062
                                                       2005      1.117          1.190           200,383
                                                       2004      1.000          1.117           142,355

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.125          1.182                --
                                                       2006      1.056          1.125                --
                                                       2005      1.045          1.056                --
                                                       2004      1.000          1.045                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.132          1.161             5,482
                                                       2006      1.005          1.132             5,489
                                                       2005      1.000          1.005            13,382

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.770          1.448           130,597
                                                       2006      1.320          1.770           162,818
                                                       2005      1.213          1.320           188,637
                                                       2004      1.000          1.213            73,241

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.013          1.028            13,489
                                                       2006      0.993          1.013            14,347
                                                       2005      1.000          0.993                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.186          1.300           202,398
                                                       2006      1.121          1.186           181,826
                                                       2005      1.056          1.121            96,607
                                                       2004      1.000          1.056            19,922

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.646          1.753            72,685
                                                       2006      1.381          1.646            81,922
                                                       2005      1.197          1.381            94,187
                                                       2004      1.000          1.197            95,211

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.239          1.224           352,288
                                                       2006      1.119          1.239           457,325
                                                       2005      1.082          1.119           433,581
                                                       2004      1.000          1.082           385,298

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.136          1.254            47,277
                                                       2006      1.099          1.136            49,463
                                                       2005      1.040          1.099            64,928
                                                       2004      1.000          1.040            54,309

  DWSI International Subaccount (Class B) (7/03).....  2007      1.581          1.766           110,205
                                                       2006      1.289          1.581            83,666
                                                       2005      1.139          1.289            31,222
                                                       2004      1.000          1.139            18,490

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.033          1.078                --
                                                       2005      1.062          1.033            66,626
                                                       2004      1.000          1.062            54,289

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.222          1.342                --
                                                       2005      1.104          1.222             8,121
                                                       2004      1.000          1.104                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.128          1.152           344,976
                                                       2006      1.051          1.128           348,728
                                                       2005      1.034          1.051           417,932
                                                       2004      1.000          1.034           299,103

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.344          1.355           163,085
                                                       2006      1.193          1.344           164,581
                                                       2005      1.112          1.193           166,780
                                                       2004      1.000          1.112           102,211

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.148          1.175           417,225
                                                       2006      1.079          1.148           434,243
                                                       2005      1.057          1.079           258,068
                                                       2004      1.002          1.057                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.008          1.022           278,463
                                                       2006      0.992          1.008           421,842
                                                       2005      0.996          0.992           262,580
                                                       2004      1.000          0.996           190,893

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.277          1.300           385,407
                                                       2006      1.142          1.277           351,190
                                                       2005      1.069          1.142           332,971
                                                       2004      1.000          1.069           146,415

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.356          1.297           458,238
                                                       2006      1.173          1.356           412,169
                                                       2005      1.116          1.173           259,527
                                                       2004      1.000          1.116           153,454

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.255          1.529           160,361
                                                       2005      1.169          1.255           162,620
                                                       2004      1.000          1.169            97,331

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.126          1.345                --
                                                       2005      1.053          1.126            19,467

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.709          1.768            34,002
                                                       2006      1.348          1.709            27,012
                                                       2005      1.125          1.348            47,523
                                                       2004      1.000          1.125            20,921

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.016          1.048            83,462
                                                       2006      1.001          1.016            83,809
                                                       2005      1.002          1.001           103,587
                                                       2004      1.000          1.002           103,100

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.249          1.289           510,453
                                                       2006      1.134          1.249           484,283
                                                       2005      1.094          1.134           484,396
                                                       2004      1.016          1.094           172,547

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.182          1.162           136,092
                                                       2006      1.098          1.182           120,817
                                                       2005      1.085          1.098           121,540
                                                       2004      1.000          1.085            84,045

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.053          1.068                --
                                                       2005      1.040          1.053            72,669
                                                       2004      1.005          1.040                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.102          1.102                --
                                                       2005      1.087          1.102                --
                                                       2004      1.000          1.087            28,239

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.570          1.783           147,542
                                                       2006      1.284          1.570           153,270
                                                       2005      1.152          1.284           148,524
                                                       2004      1.000          1.152           116,007

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.271          1.320            75,870
                                                       2006      1.204          1.271            78,118
                                                       2005      1.102          1.204            94,488
                                                       2004      1.000          1.102            80,943

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.161          1.143                --
                                                       2005      1.109          1.161                --
                                                       2004      1.000          1.109                --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.144          1.262                --
                                                       2005      1.036          1.144            43,759

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.208          1.331            27,932
                                                       2006      1.074          1.208            28,866
                                                       2005      1.082          1.074            27,896
                                                       2004      1.000          1.082            16,225

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.110          1.138                --
                                                       2005      1.142          1.110           112,373
                                                       2004      1.000          1.142            71,987

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.267          1.337                --
                                                       2006      1.172          1.267                --
                                                       2005      1.045          1.172                --
                                                       2004      1.000          1.045                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.198          1.231         1,502,293
                                                       2006      1.104          1.198         2,366,631
                                                       2005      1.075          1.104         3,794,569
                                                       2004      1.000          1.075            10,043

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.007          1.030            52,078
                                                       2006      0.988          1.007            53,254
                                                       2005      0.987          0.988            56,074
                                                       2004      1.000          0.987            46,416

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.949          0.965                --
                                                       2005      1.016          0.949           103,379
                                                       2004      1.000          1.016            43,542

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.141          1.180           122,459
                                                       2006      1.113          1.141           128,193
                                                       2005      1.067          1.113           128,043
                                                       2004      1.000          1.067           119,412

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.121          1.152           211,390
                                                       2006      1.055          1.121           219,874
                                                       2005      1.058          1.055           224,372
                                                       2004      1.000          1.058           118,591

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.038          1.155            37,403
                                                       2006      1.057          1.038            39,212
                                                       2005      1.047          1.057            21,233
                                                       2004      1.000          1.047            18,276

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.242          1.519            58,864
                                                       2006      1.196          1.242            66,585
                                                       2005      1.099          1.196            47,285
                                                       2004      1.000          1.099            52,753

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.961          2.460            78,990

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.086           104,998
                                                       2006      1.003          1.067           260,503

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.799          2.121           153,403
                                                       2006      1.467          1.799           154,656
                                                       2005      1.285          1.467           151,831
                                                       2004      1.064          1.285             4,889
                                                       2003      1.000          1.064             3,671

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146                --
                                                       2005      1.080          1.142           233,449
                                                       2004      1.060          1.080           244,859
                                                       2003      1.000          1.060           113,890

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.530          1.992            40,114
                                                       2006      1.316          1.530            44,310
                                                       2005      1.180          1.316            49,449
                                                       2004      1.119          1.180            56,488
                                                       2003      1.000          1.119            28,907

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.603          2.721                --
                                                       2006      2.010          2.603           164,295
                                                       2005      1.608          2.010           166,935
                                                       2004      1.317          1.608            71,630
                                                       2003      1.000          1.317             8,911

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.789          1.679           131,176
                                                       2006      1.617          1.789           131,181
                                                       2005      1.425          1.617           139,166
                                                       2004      1.236          1.425            24,840
                                                       2003      1.000          1.236             5,846

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.463          1.449           288,053
                                                       2006      1.390          1.463           288,638
                                                       2005      1.305          1.390           300,578
                                                       2004      1.169          1.305           312,046
                                                       2003      1.000          1.169           153,451

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.251          1.314             2,508
                                                       2006      1.175          1.251             2,512
                                                       2005      1.163          1.175             2,517
                                                       2004      1.123          1.163             2,522
                                                       2003      1.000          1.123                --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.159         3,267,503
                                                       2006      1.005          1.131         3,272,520
                                                       2005      1.000          1.005         3,274,365

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.164          1.769           348,095
                                                       2006      1.614          2.164           342,755
                                                       2005      1.484          1.614           389,601
                                                       2004      1.162          1.484           285,102
                                                       2003      1.000          1.162            83,839

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.013          1.027                --
                                                       2006      0.993          1.013            26,377
                                                       2005      1.000          0.993                --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.311          1.438           257,601
                                                       2006      1.241          1.311           262,082
                                                       2005      1.170          1.241           193,813
                                                       2004      1.113          1.170             8,270
                                                       2003      1.000          1.113             1,068

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.069          2.201           167,005
                                                       2006      1.737          2.069           167,105
                                                       2005      1.505          1.737           177,734
                                                       2004      1.251          1.505            92,650
                                                       2003      1.000          1.251            31,026

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.381          1.363           264,499
                                                       2006      1.248          1.381           280,054
                                                       2005      1.207          1.248           275,222
                                                       2004      1.125          1.207           202,699
                                                       2003      1.000          1.125           124,161

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.305          1.440           197,321
                                                       2006      1.263          1.305           199,377
                                                       2005      1.196          1.263           199,713
                                                       2004      1.121          1.196           217,098
                                                       2003      1.000          1.121           157,925

  DWSI International Subaccount (Class B) (7/03).....  2007      1.862          2.079            93,706
                                                       2006      1.519          1.862            98,220
                                                       2005      1.343          1.519           118,390
                                                       2004      1.182          1.343           125,614
                                                       2003      1.000          1.182            62,215

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.195          1.246                --
                                                       2005      1.228          1.195           216,696
                                                       2004      1.127          1.228           182,671
                                                       2003      1.000          1.127           137,906

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.414          1.551                --
                                                       2005      1.277          1.414             4,817
                                                       2004      1.173          1.277             8,158
                                                       2003      1.000          1.173                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.202          1.227            64,709
                                                       2006      1.120          1.202            64,597
                                                       2005      1.103          1.120            64,425
                                                       2004      1.061          1.103            66,949
                                                       2003      1.000          1.061            23,719

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.572          1.584           215,404
                                                       2006      1.396          1.572           226,584
                                                       2005      1.302          1.396           236,875
                                                       2004      1.153          1.302           247,147
                                                       2003      1.000          1.153           179,991

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.146          1.173           190,870
                                                       2006      1.078          1.146           701,118
                                                       2005      1.057          1.078           473,466
                                                       2004      1.002          1.057                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.014          1.028           479,074
                                                       2006      0.999          1.014           471,851
                                                       2005      1.003          0.999           464,500
                                                       2004      0.986          1.003           470,749
                                                       2003      1.000          0.986           270,053

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.501          1.528           106,395
                                                       2006      1.343          1.501           112,572
                                                       2005      1.258          1.343           164,334
                                                       2004      1.156          1.258           154,835
                                                       2003      1.000          1.156            34,834

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.564          1.495           594,199
                                                       2006      1.354          1.564           616,514
                                                       2005      1.288          1.354           361,746
                                                       2004      1.160          1.288           359,180
                                                       2003      1.000          1.160            96,780

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.635          1.991           369,035
                                                       2005      1.524          1.635           379,667
                                                       2004      1.242          1.524           270,372
                                                       2003      1.000          1.242           132,096

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.126          1.344                --
                                                       2005      1.053          1.126            10,837

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.996          2.065           186,884
                                                       2006      1.576          1.996           185,493
                                                       2005      1.316          1.576           208,681
                                                       2004      1.178          1.316            64,425
                                                       2003      1.000          1.178            24,082

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.017          1.048           122,560
                                                       2006      1.003          1.017           110,052
                                                       2005      1.004          1.003           157,020
                                                       2004      0.994          1.004           153,613
                                                       2003      1.000          0.994            38,297

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.248          1.287           638,647
                                                       2006      1.133          1.248           665,522
                                                       2005      1.094          1.133           499,206
                                                       2004      1.016          1.094            66,673

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.298          1.275           163,139
                                                       2006      1.206          1.298           188,225
                                                       2005      1.193          1.206           240,720
                                                       2004      1.090          1.193           264,203
                                                       2003      1.000          1.090           106,510

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067                --
                                                       2005      1.040          1.052           257,828
                                                       2004      1.005          1.040                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.231          1.231                --
                                                       2005      1.214          1.231                --
                                                       2004      1.130          1.214         2,659,910
                                                       2003      1.000          1.130            16,130

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.893          2.149           139,201
                                                       2006      1.549          1.893           144,880
                                                       2005      1.390          1.549           139,116
                                                       2004      1.207          1.390           157,582
                                                       2003      1.000          1.207            46,406

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.398          1.451            77,025
                                                       2006      1.324          1.398            85,643
                                                       2005      1.213          1.324           100,161
                                                       2004      1.117          1.213           101,785
                                                       2003      1.000          1.117            64,618

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.272          1.251                --
                                                       2005      1.215          1.272                --
                                                       2004      1.108          1.215             8,840
                                                       2003      1.000          1.108                --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.143          1.261                --
                                                       2005      1.036          1.143                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.387          1.528           421,213
                                                       2006      1.234          1.387           430,277
                                                       2005      1.243          1.234           435,306
                                                       2004      1.160          1.243           418,536
                                                       2003      1.000          1.160           136,169

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.248          1.279                --
                                                       2005      1.285          1.248           139,287
                                                       2004      1.120          1.285           115,747
                                                       2003      1.000          1.120            78,890

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.425          1.503             2,301
                                                       2006      1.319          1.425             2,309
                                                       2005      1.177          1.319            13,716
                                                       2004      1.162          1.177             2,317
                                                       2003      1.000          1.162               989

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.196          1.229           519,143
                                                       2006      1.103          1.196           440,219
                                                       2005      1.075          1.103           450,402
                                                       2004      0.999          1.075           174,161

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.990          1.012           253,054
                                                       2006      0.972          0.990           226,181
                                                       2005      0.971          0.972           245,585
                                                       2004      0.988          0.971         1,678,595
                                                       2003      1.000          0.988         1,744,540

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.096          1.114                --
                                                       2005      1.174          1.096            70,511
                                                       2004      1.191          1.174            69,853
                                                       2003      1.000          1.191            21,468

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.305          1.349            30,781
                                                       2006      1.274          1.305            60,294
                                                       2005      1.221          1.274            71,084
                                                       2004      1.130          1.221            63,009
                                                       2003      1.000          1.130            25,590

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.101          1.131            76,486
                                                       2006      1.036          1.101            80,798
                                                       2005      1.040          1.036           152,209
                                                       2004      0.983          1.040           161,808
                                                       2003      1.000          0.983            60,426

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.192          1.326           173,468
                                                       2006      1.214          1.192           200,223
                                                       2005      1.203          1.214           230,318
                                                       2004      1.213          1.203           239,168
                                                       2003      1.000          1.213           150,170

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.477          1.806           198,894
                                                       2006      1.423          1.477           232,230
                                                       2005      1.309          1.423           223,672
                                                       2004      1.210          1.309           109,241
                                                       2003      1.000          1.210            58,160

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.704          3.391           162,180

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.085           267,083
                                                       2006      1.003          1.066           268,427




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.681          1.980           20,216
                                                       2006      1.371          1.681            7,707
                                                       2005      1.202          1.371            3,703
                                                       2004      1.000          1.202               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.074          1.077               --
                                                       2005      1.017          1.074               --
                                                       2004      1.000          1.017               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.384          1.801               --
                                                       2006      1.191          1.384               --
                                                       2005      1.068          1.191               --
                                                       2004      1.000          1.068               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.883          1.967               --
                                                       2006      1.454          1.883               --
                                                       2005      1.164          1.454               --
                                                       2004      1.000          1.164               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.420          1.332               --
                                                       2006      1.284          1.420               --
                                                       2005      1.132          1.284               --
                                                       2004      1.000          1.132               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.249          1.237               --
                                                       2006      1.188          1.249            3,978
                                                       2005      1.116          1.188            3,628
                                                       2004      1.000          1.116               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.122          1.178               --
                                                       2006      1.054          1.122            4,400
                                                       2005      1.044          1.054            4,041
                                                       2004      1.000          1.044               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.158               --
                                                       2006      1.005          1.131               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.765          1.442           30,483
                                                       2006      1.318          1.765           32,493
                                                       2005      1.212          1.318           34,381
                                                       2004      1.000          1.212               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.012          1.025               --
                                                       2006      0.993          1.012               --
                                                       2005      1.000          0.993               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.182          1.295               --
                                                       2006      1.119          1.182               --
                                                       2005      1.056          1.119               --
                                                       2004      1.000          1.056               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.642          1.746            1,419
                                                       2006      1.379          1.642            4,360
                                                       2005      1.196          1.379            3,283
                                                       2004      1.000          1.196               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.236          1.219           73,260
                                                       2006      1.117          1.236           64,449
                                                       2005      1.081          1.117               --
                                                       2004      1.000          1.081               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.133          1.249               --
                                                       2006      1.097          1.133               --
                                                       2005      1.039          1.097               --
                                                       2004      1.000          1.039               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.576          1.759          105,339
                                                       2006      1.286          1.576           97,916
                                                       2005      1.138          1.286               --
                                                       2004      1.000          1.138               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.031          1.075               --
                                                       2005      1.061          1.031               --
                                                       2004      1.000          1.061               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.220          1.338               --
                                                       2005      1.103          1.220               --
                                                       2004      1.000          1.103               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.125          1.147               --
                                                       2006      1.049          1.125               --
                                                       2005      1.033          1.049               --
                                                       2004      1.000          1.033               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.340          1.350            3,550
                                                       2006      1.191          1.340            6,662
                                                       2005      1.112          1.191            3,637
                                                       2004      1.000          1.112               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.145          1.171               --
                                                       2006      1.077          1.145               --
                                                       2005      1.057          1.077               --
                                                       2004      1.002          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.005          1.018               --
                                                       2006      0.990          1.005               --
                                                       2005      0.996          0.990               --
                                                       2004      1.000          0.996               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.274          1.295          162,386
                                                       2006      1.140          1.274          144,126
                                                       2005      1.069          1.140          138,215
                                                       2004      1.000          1.069               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.353          1.292          180,943
                                                       2006      1.171          1.353          163,499
                                                       2005      1.115          1.171          156,388
                                                       2004      1.000          1.115               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.252          1.524           79,344
                                                       2005      1.168          1.252           77,914
                                                       2004      1.000          1.168               --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.125          1.343               --
                                                       2005      1.053          1.125          117,033

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.704          1.761            2,049
                                                       2006      1.345          1.704            4,756
                                                       2005      1.124          1.345            3,313
                                                       2004      1.000          1.124               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.013          1.044               --
                                                       2006      1.000          1.013               --
                                                       2005      1.001          1.000               --
                                                       2004      1.000          1.001               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.246          1.285           87,976
                                                       2006      1.132          1.246           94,412
                                                       2005      1.093          1.132           93,461
                                                       2004      1.016          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.178          1.157           29,307
                                                       2006      1.096          1.178           27,113
                                                       2005      1.085          1.096           26,433
                                                       2004      1.000          1.085               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.066               --
                                                       2005      1.040          1.052               --
                                                       2004      1.005          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.100          1.100               --
                                                       2005      1.086          1.100               --
                                                       2004      1.000          1.086               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.566          1.777               --
                                                       2006      1.282          1.566               --
                                                       2005      1.151          1.282               --
                                                       2004      1.000          1.151               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.268          1.315          143,708
                                                       2006      1.202          1.268          142,809
                                                       2005      1.102          1.202          136,116
                                                       2004      1.000          1.102               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.159          1.139               --
                                                       2005      1.108          1.159               --
                                                       2004      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.143          1.259               --
                                                       2005      1.036          1.143           55,922

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.204          1.326               --
                                                       2006      1.072          1.204               --
                                                       2005      1.081          1.072               --
                                                       2004      1.000          1.081               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.108          1.135               --
                                                       2005      1.141          1.108            3,816
                                                       2004      1.000          1.141               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.263          1.332            1,831
                                                       2006      1.170          1.263            1,549
                                                       2005      1.045          1.170               --
                                                       2004      1.000          1.045               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.195          1.226               --
                                                       2006      1.103          1.195               --
                                                       2005      1.075          1.103               --
                                                       2004      0.999          1.075               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.004          1.026               --
                                                       2006      0.986          1.004               --
                                                       2005      0.986          0.986               --
                                                       2004      1.000          0.986               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.947          0.962               --
                                                       2005      1.015          0.947               --
                                                       2004      1.000          1.015               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.138          1.176               --
                                                       2006      1.111          1.138               --
                                                       2005      1.066          1.111               --
                                                       2004      1.000          1.066               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.118          1.147           75,964
                                                       2006      1.053          1.118           42,462
                                                       2005      1.057          1.053           40,851
                                                       2004      1.000          1.057               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.035          1.151               --
                                                       2006      1.055          1.035               --
                                                       2005      1.046          1.055               --
                                                       2004      1.000          1.046               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.238          1.513            6,885
                                                       2006      1.194          1.238           13,257
                                                       2005      1.098          1.194           12,328
                                                       2004      1.000          1.098               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.955          2.451               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.084          159,837
                                                       2006      1.003          1.066               --




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.699          2.001            4,421
                                                       2006      1.387          1.699            4,768
                                                       2005      1.216          1.387            5,036
                                                       2004      1.000          1.216               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.098          1.102               --
                                                       2005      1.040          1.098               --
                                                       2004      1.000          1.040               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.361          1.770               --
                                                       2006      1.172          1.361               --
                                                       2005      1.051          1.172               --
                                                       2004      1.000          1.051               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.079          2.172               --
                                                       2006      1.607          2.079            5,192
                                                       2005      1.286          1.607            5,466
                                                       2004      1.000          1.286               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.406          1.318               --
                                                       2006      1.272          1.406               --
                                                       2005      1.122          1.272               --
                                                       2004      1.000          1.122               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.261          1.248           11,393
                                                       2006      1.199          1.261           10,608
                                                       2005      1.127          1.199           10,196
                                                       2004      1.000          1.127               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.103          1.158               --
                                                       2006      1.037          1.103               --
                                                       2005      1.028          1.037               --
                                                       2004      1.000          1.028               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.130          1.157               --
                                                       2006      1.005          1.130               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.863          1.522           35,352
                                                       2006      1.392          1.863           35,352
                                                       2005      1.281          1.392           35,352
                                                       2004      1.000          1.281               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.011          1.024               --
                                                       2006      0.993          1.011               --
                                                       2005      1.000          0.993               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.162          1.272           15,138
                                                       2006      1.100          1.162           15,115
                                                       2005      1.038          1.100            3,521
                                                       2004      1.000          1.038               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.619          1.722           20,907
                                                       2006      1.361          1.619           21,359
                                                       2005      1.181          1.361           22,288
                                                       2004      1.000          1.181               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.216          1.199           17,458
                                                       2006      1.100          1.216           16,970
                                                       2005      1.065          1.100            8,940
                                                       2004      1.000          1.065               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.138          1.254            6,792
                                                       2006      1.102          1.138            6,697
                                                       2005      1.045          1.102            6,316
                                                       2004      1.000          1.045               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.596          1.780           11,805
                                                       2006      1.303          1.596           12,423
                                                       2005      1.154          1.303            6,543
                                                       2004      1.000          1.154               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.060          1.104               --
                                                       2005      1.091          1.060            4,927
                                                       2004      1.000          1.091               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.204          1.320               --
                                                       2005      1.089          1.204            5,785
                                                       2004      1.000          1.089               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.132          1.154               --
                                                       2006      1.056          1.132               --
                                                       2005      1.041          1.056               --
                                                       2004      1.000          1.041               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.316          1.326           17,013
                                                       2006      1.171          1.316           16,152
                                                       2005      1.093          1.171           16,370
                                                       2004      1.000          1.093               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.144          1.169           58,637
                                                       2006      1.077          1.144           58,670
                                                       2005      1.056          1.077           58,704
                                                       2004      1.002          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.051          1.064           10,273
                                                       2006      1.036          1.051            9,118
                                                       2005      1.041          1.036            8,428
                                                       2004      1.000          1.041               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.274          1.295            7,960
                                                       2006      1.141          1.274            7,793
                                                       2005      1.070          1.141            7,644
                                                       2004      1.000          1.070               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.359          1.298           19,903
                                                       2006      1.178          1.359           18,957
                                                       2005      1.122          1.178           14,827
                                                       2004      1.000          1.122               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.272          1.547            6,422
                                                       2005      1.187          1.272            6,880
                                                       2004      1.000          1.187               --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.124          1.341               --
                                                       2005      1.029          1.124            7,817

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.753          1.811               --
                                                       2006      1.385          1.753               --
                                                       2005      1.158          1.385               --
                                                       2004      1.000          1.158               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.045          1.076               --
                                                       2006      1.031          1.045               --
                                                       2005      1.033          1.031               --
                                                       2004      1.000          1.033               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.245          1.283           58,110
                                                       2006      1.132          1.245           58,143
                                                       2005      1.093          1.132           58,176
                                                       2004      1.016          1.093               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.195          1.173               --
                                                       2006      1.112          1.195               --
                                                       2005      1.101          1.112               --
                                                       2004      1.000          1.101               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.005          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.083          1.083               --
                                                       2005      1.069          1.083               --
                                                       2004      1.000          1.069               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.584          1.797           41,659
                                                       2006      1.297          1.584           41,662
                                                       2005      1.166          1.297           41,665
                                                       2004      1.000          1.166               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.261          1.307               --
                                                       2006      1.196          1.261               --
                                                       2005      1.096          1.196               --
                                                       2004      1.000          1.096               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.137          1.117               --
                                                       2005      1.087          1.137               --
                                                       2004      1.000          1.087               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.142          1.258               --
                                                       2005      1.028          1.142            7,646

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.191          1.311            9,747
                                                       2006      1.061          1.191            9,896
                                                       2005      1.070          1.061           10,630
                                                       2004      1.000          1.070               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.099          1.126               --
                                                       2005      1.133          1.099               --
                                                       2004      1.000          1.133               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.286          1.355               --
                                                       2006      1.192          1.286               --
                                                       2005      1.064          1.192               --
                                                       2004      1.000          1.064               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.194          1.224           96,823
                                                       2006      1.102          1.194           97,257
                                                       2005      1.074          1.102           99,217
                                                       2004      0.999          1.074               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.008          1.030               --
                                                       2006      0.991          1.008               --
                                                       2005      0.991          0.991               --
                                                       2004      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.965          0.980               --
                                                       2005      1.035          0.965            5,906
                                                       2004      1.000          1.035               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.150          1.188           13,107
                                                       2006      1.124          1.150           13,167
                                                       2005      1.079          1.124           12,746
                                                       2004      1.000          1.079               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.162          1.192           15,629
                                                       2006      1.094          1.162           14,862
                                                       2005      1.100          1.094           14,552
                                                       2004      1.000          1.100               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.025          1.139           16,182
                                                       2006      1.045          1.025           16,347
                                                       2005      1.037          1.045           17,140
                                                       2004      1.000          1.037               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.245          1.521           17,518
                                                       2006      1.201          1.245           18,592
                                                       2005      1.106          1.201           18,455
                                                       2004      1.000          1.106               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.158          2.705            3,981

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.083               --
                                                       2006      1.003          1.066               --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.676          1.973            44,849
                                                       2006      1.369          1.676            45,279
                                                       2005      1.201          1.369            26,755
                                                       2004      1.000          1.201            14,967

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.072          1.075                --
                                                       2005      1.016          1.072            69,877
                                                       2004      1.000          1.016            40,228

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.380          1.794                --
                                                       2006      1.189          1.380                --
                                                       2005      1.067          1.189                --
                                                       2004      1.000          1.067               724

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.877          1.961                --
                                                       2006      1.452          1.877            51,748
                                                       2005      1.163          1.452            50,427
                                                       2004      1.000          1.163            30,197

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.416          1.327             4,096
                                                       2006      1.282          1.416            14,259
                                                       2005      1.131          1.282            14,514
                                                       2004      1.000          1.131            14,502

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.246          1.232           151,647
                                                       2006      1.186          1.246           167,152
                                                       2005      1.115          1.186           188,600
                                                       2004      1.000          1.115            97,866

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.119          1.173                --
                                                       2006      1.052          1.119                --
                                                       2005      1.043          1.052                --
                                                       2004      1.000          1.043                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.155            55,190
                                                       2006      1.004          1.129            56,647
                                                       2005      1.000          1.004            57,202

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.760          1.437           183,426
                                                       2006      1.315          1.760           178,504
                                                       2005      1.211          1.315           191,045
                                                       2004      1.000          1.211           103,814

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.010          1.023            10,584
                                                       2006      0.992          1.010            10,591
                                                       2005      1.000          0.992            10,598

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.179          1.291           199,459
                                                       2006      1.117          1.179           208,329
                                                       2005      1.055          1.117            97,711
                                                       2004      1.000          1.055            12,050

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.637          1.740            49,414
                                                       2006      1.376          1.637            61,269
                                                       2005      1.195          1.376            59,133
                                                       2004      1.000          1.195            33,035

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.232          1.214           191,051
                                                       2006      1.115          1.232           193,995
                                                       2005      1.080          1.115           216,354
                                                       2004      1.000          1.080            94,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.130          1.245            49,902
                                                       2006      1.095          1.130            64,983
                                                       2005      1.038          1.095            55,166
                                                       2004      1.000          1.038            45,737

  DWSI International Subaccount (Class B) (7/03).....  2007      1.572          1.752            34,696
                                                       2006      1.284          1.572            36,438
                                                       2005      1.137          1.284            25,244
                                                       2004      1.000          1.137            12,744

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.030          1.072                --
                                                       2005      1.060          1.030            94,569
                                                       2004      1.000          1.060            38,097

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.218          1.334                --
                                                       2005      1.102          1.218            19,371
                                                       2004      1.000          1.102             3,294

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.122          1.143           488,359
                                                       2006      1.047          1.122           511,046
                                                       2005      1.032          1.047           528,144
                                                       2004      1.000          1.032           397,085

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.336          1.345           305,073
                                                       2006      1.189          1.336           315,306
                                                       2005      1.111          1.189           326,220
                                                       2004      1.000          1.111           304,228

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.142          1.167           161,874
                                                       2006      1.076          1.142           166,920
                                                       2005      1.056          1.076           164,852
                                                       2004      1.002          1.056            38,474

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.002          1.015           188,711
                                                       2006      0.989          1.002           172,092
                                                       2005      0.995          0.989           169,204
                                                       2004      1.000          0.995           136,764

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.270          1.290            54,201
                                                       2006      1.138          1.270            54,559
                                                       2005      1.068          1.138            64,326
                                                       2004      1.000          1.068            51,392

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.349          1.287           582,698
                                                       2006      1.169          1.349           611,902
                                                       2005      1.114          1.169           462,139
                                                       2004      1.000          1.114           336,143

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.250          1.520           275,342
                                                       2005      1.167          1.250           284,924
                                                       2004      1.000          1.167           171,699

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.124          1.340                --
                                                       2005      1.053          1.124             6,885

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.699          1.755            93,769
                                                       2006      1.343          1.699            99,232
                                                       2005      1.123          1.343            80,306
                                                       2004      1.000          1.123            30,421

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.010          1.040            92,811
                                                       2006      0.998          1.010            88,402
                                                       2005      1.000          0.998            87,745
                                                       2004      1.000          1.000            42,080

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.243          1.281         1,001,191
                                                       2006      1.131          1.243           916,216
                                                       2005      1.093          1.131           858,187
                                                       2004      1.016          1.093           158,450

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.175          1.153           203,557
                                                       2006      1.094          1.175           216,999
                                                       2005      1.084          1.094           218,714
                                                       2004      1.000          1.084           154,394

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.050          1.064                --
                                                       2005      1.039          1.050                --
                                                       2004      1.005          1.039                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.099          1.099                --
                                                       2005      1.085          1.099                --
                                                       2004      1.000          1.085            36,621

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.561          1.770           119,613
                                                       2006      1.279          1.561           125,691
                                                       2005      1.150          1.279           148,348
                                                       2004      1.000          1.150            62,648

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.264          1.310            24,516
                                                       2006      1.200          1.264            26,098
                                                       2005      1.101          1.200            26,979
                                                       2004      1.000          1.101             7,615

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.157          1.136                --
                                                       2005      1.107          1.157             1,445
                                                       2004      1.000          1.107             1,448

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.141          1.257                --
                                                       2005      1.036          1.141                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.201          1.321            39,331
                                                       2006      1.070          1.201            40,726
                                                       2005      1.080          1.070            41,258
                                                       2004      1.000          1.080            28,977

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.106          1.133                --
                                                       2005      1.140          1.106           142,064
                                                       2004      1.000          1.140           126,887

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.260          1.327                --
                                                       2006      1.168          1.260                --
                                                       2005      1.044          1.168                --
                                                       2004      1.000          1.044                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.192          1.222           136,310
                                                       2006      1.101          1.192           177,284
                                                       2005      1.074          1.101           178,062
                                                       2004      0.999          1.074            56,813

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.001          1.022           104,123
                                                       2006      0.985          1.001            66,349
                                                       2005      0.985          0.985            24,224
                                                       2004      1.000          0.985             3,807

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.946          0.959                --
                                                       2005      1.015          0.946           116,992
                                                       2004      1.000          1.015            85,995

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.135          1.171            71,630
                                                       2006      1.109          1.135            75,929
                                                       2005      1.065          1.109            90,794
                                                       2004      1.000          1.065            53,654

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.115          1.143           100,228
                                                       2006      1.051          1.115            99,078
                                                       2005      1.056          1.051            82,090
                                                       2004      1.000          1.056            72,057

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.032          1.146            37,225
                                                       2006      1.053          1.032            39,562
                                                       2005      1.045          1.053            50,649
                                                       2004      1.000          1.045            26,288

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.235          1.508            33,847
                                                       2006      1.191          1.235            48,388
                                                       2005      1.097          1.191            46,992
                                                       2004      1.000          1.097            23,822

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.949          2.442            35,509

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.065          1.082           116,465
                                                       2006      1.003          1.065           109,154

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.787          2.102               --
                                                       2006      1.460          1.787               --
                                                       2005      1.281          1.460               --
                                                       2004      1.063          1.281               --
                                                       2003      1.000          1.063               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139               --
                                                       2005      1.077          1.136           65,680
                                                       2004      1.059          1.077           59,935
                                                       2003      1.000          1.059           30,769

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.520          1.974           11,439
                                                       2006      1.310          1.520           11,448
                                                       2005      1.176          1.310           11,457
                                                       2004      1.118          1.176           11,467
                                                       2003      1.000          1.118            2,820

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.585          2.700               --
                                                       2006      2.000          2.585               --
                                                       2005      1.603          2.000               --
                                                       2004      1.315          1.603               --
                                                       2003      1.000          1.315               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.777          1.664           14,333
                                                       2006      1.609          1.777           14,929
                                                       2005      1.420          1.609           15,520
                                                       2004      1.234          1.420            9,450
                                                       2003      1.000          1.234               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.452          1.436           16,431
                                                       2006      1.383          1.452           16,229
                                                       2005      1.301          1.383           16,156
                                                       2004      1.168          1.301           20,700
                                                       2003      1.000          1.168            2,954

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.242          1.302            1,688
                                                       2006      1.169          1.242            1,689
                                                       2005      1.159          1.169            1,691
                                                       2004      1.122          1.159            1,693
                                                       2003      1.000          1.122               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.154           15,101
                                                       2006      1.004          1.129           15,908
                                                       2005      1.000          1.004           15,823

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.148          1.753           26,306
                                                       2006      1.606          2.148           24,134
                                                       2005      1.479          1.606           27,295
                                                       2004      1.160          1.479           22,484
                                                       2003      1.000          1.160           19,416

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.010          1.022               --
                                                       2006      0.992          1.010               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.302          1.425          118,708
                                                       2006      1.234          1.302          125,110
                                                       2005      1.166          1.234          102,249
                                                       2004      1.112          1.166              685
                                                       2003      1.000          1.112            4,458

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.054          2.181               --
                                                       2006      1.728          2.054               --
                                                       2005      1.500          1.728               --
                                                       2004      1.249          1.500               --
                                                       2003      1.000          1.249               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.371          1.351           23,579
                                                       2006      1.241          1.371           23,391
                                                       2005      1.204          1.241           23,813
                                                       2004      1.124          1.204           18,875
                                                       2003      1.000          1.124            3,037

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.296          1.427           18,251
                                                       2006      1.256          1.296           18,805
                                                       2005      1.192          1.256           18,461
                                                       2004      1.119          1.192           19,645
                                                       2003      1.000          1.119            3,026

  DWSI International Subaccount (Class B) (7/03).....  2007      1.849          2.060           30,327
                                                       2006      1.511          1.849           31,585
                                                       2005      1.339          1.511           32,835
                                                       2004      1.181          1.339           29,799
                                                       2003      1.000          1.181               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.189          1.238               --
                                                       2005      1.225          1.189           18,114
                                                       2004      1.126          1.225           17,226
                                                       2003      1.000          1.126            3,952

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.406          1.540               --
                                                       2005      1.274          1.406               --
                                                       2004      1.172          1.274               --
                                                       2003      1.000          1.172               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.194          1.216           24,206
                                                       2006      1.114          1.194           24,206
                                                       2005      1.099          1.114           24,206
                                                       2004      1.060          1.099           24,206
                                                       2003      1.000          1.060           19,675

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.561          1.570           21,573
                                                       2006      1.389          1.561           21,560
                                                       2005      1.298          1.389           22,511
                                                       2004      1.152          1.298           32,956
                                                       2003      1.000          1.152            5,171

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.141          1.165           17,958
                                                       2006      1.075          1.141           18,866
                                                       2005      1.056          1.075            5,026
                                                       2004      1.002          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.007          1.019           93,158
                                                       2006      0.994          1.007           92,571
                                                       2005      1.000          0.994           87,034
                                                       2004      0.985          1.000           79,619
                                                       2003      1.000          0.985           76,330

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.490          1.514           16,952
                                                       2006      1.336          1.490           17,539
                                                       2005      1.254          1.336           17,326
                                                       2004      1.154          1.254           17,847
                                                       2003      1.000          1.154           12,988

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.553          1.481           46,351
                                                       2006      1.347          1.553           46,127
                                                       2005      1.284          1.347           20,410
                                                       2004      1.159          1.284           20,534
                                                       2003      1.000          1.159           16,681

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.627          1.977           18,684
                                                       2005      1.519          1.627           19,786
                                                       2004      1.241          1.519           17,463
                                                       2003      1.000          1.241            7,314

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.123          1.338               --
                                                       2005      1.053          1.123               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.982          2.046               --
                                                       2006      1.567          1.982               --
                                                       2005      1.312          1.567               --
                                                       2004      1.176          1.312               --
                                                       2003      1.000          1.176               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.009          1.039           39,674
                                                       2006      0.998          1.009           39,618
                                                       2005      1.000          0.998           38,211
                                                       2004      0.992          1.000           47,637
                                                       2003      1.000          0.992           32,340

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.242          1.278               --
                                                       2006      1.130          1.242               --
                                                       2005      1.093          1.130               --
                                                       2004      1.016          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.289          1.264           54,228
                                                       2006      1.200          1.289           54,167
                                                       2005      1.190          1.200           51,493
                                                       2004      1.088          1.190           46,176
                                                       2003      1.000          1.088           51,580

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063               --
                                                       2005      1.039          1.049           15,284
                                                       2004      1.005          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.225          1.225               --
                                                       2005      1.211          1.225               --
                                                       2004      1.128          1.211           13,006
                                                       2003      1.000          1.128           11,827

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.880          2.130           38,876
                                                       2006      1.541          1.880           40,103
                                                       2005      1.386          1.541           41,321
                                                       2004      1.206          1.386           25,149
                                                       2003      1.000          1.206            6,416

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.388          1.437           26,669
                                                       2006      1.318          1.388           28,372
                                                       2005      1.209          1.318           27,296
                                                       2004      1.116          1.209           29,093
                                                       2003      1.000          1.116           24,774

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.266          1.242               --
                                                       2005      1.211          1.266               --
                                                       2004      1.107          1.211               --
                                                       2003      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.141          1.255               --
                                                       2005      1.036          1.141               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.377          1.514           77,034
                                                       2006      1.228          1.377           78,738
                                                       2005      1.239          1.228           79,663
                                                       2004      1.159          1.239           85,993
                                                       2003      1.000          1.159           52,234

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.242          1.271               --
                                                       2005      1.281          1.242           12,497
                                                       2004      1.119          1.281           21,916
                                                       2003      1.000          1.119            3,966

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.415          1.489               --
                                                       2006      1.312          1.415               --
                                                       2005      1.173          1.312               --
                                                       2004      1.161          1.173               --
                                                       2003      1.000          1.161               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.191          1.220               --
                                                       2006      1.100          1.191               --
                                                       2005      1.074          1.100               --
                                                       2004      0.999          1.074               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.983          1.003          102,231
                                                       2006      0.967          0.983          106,233
                                                       2005      0.968          0.967          110,254
                                                       2004      0.987          0.968           66,151
                                                       2003      1.000          0.987            1,914

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.091          1.106               --
                                                       2005      1.171          1.091           19,852
                                                       2004      1.190          1.171           18,564
                                                       2003      1.000          1.190            8,848

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.295          1.337            6,228
                                                       2006      1.267          1.295            6,234
                                                       2005      1.217          1.267            6,241
                                                       2004      1.129          1.217            8,371
                                                       2003      1.000          1.129            1,694

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.093          1.120           48,009
                                                       2006      1.031          1.093           48,246
                                                       2005      1.037          1.031           47,361
                                                       2004      0.982          1.037           38,007
                                                       2003      1.000          0.982           40,148

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.184          1.314           16,884
                                                       2006      1.208          1.184           18,908
                                                       2005      1.199          1.208           17,967
                                                       2004      1.212          1.199           17,722
                                                       2003      1.000          1.212            3,721

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.466          1.789           20,791
                                                       2006      1.416          1.466           23,199
                                                       2005      1.305          1.416           22,123
                                                       2004      1.209          1.305           23,421
                                                       2003      1.000          1.209           13,836

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.683          3.360               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.065          1.081           78,098
                                                       2006      1.003          1.065           75,737




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.356          1.594            1,562
                                                       2006      1.109          1.356              866
                                                       2005      1.000          1.109              869

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.071          1.074               --
                                                       2005      1.000          1.071               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.319          1.713               --
                                                       2006      1.138          1.319               --
                                                       2005      1.000          1.138               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.570          1.640               --
                                                       2006      1.215          1.570            1,590
                                                       2005      1.000          1.215            1,594

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.236          1.157              430
                                                       2006      1.120          1.236              431
                                                       2005      1.000          1.120              432

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.122          1.109               --
                                                       2006      1.069          1.122               --
                                                       2005      1.000          1.069               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.086          1.138               --
                                                       2006      1.022          1.086               --
                                                       2005      1.000          1.022               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.128          1.153               --
                                                       2006      1.004          1.128               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.513          1.234               --
                                                       2006      1.132          1.513               --
                                                       2005      1.000          1.132               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.009          1.020               --
                                                       2006      0.992          1.009               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.123          1.228               --
                                                       2006      1.065          1.123               --
                                                       2005      1.000          1.065               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.344          1.427            1,288
                                                       2006      1.131          1.344            1,292
                                                       2005      1.000          1.131            1,295

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.142          1.124              930
                                                       2006      1.034          1.142              933
                                                       2005      1.000          1.034               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.110          1.222            4,847
                                                       2006      1.077          1.110            4,850
                                                       2005      1.000          1.077               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.382          1.540               --
                                                       2006      1.130          1.382               --
                                                       2005      1.000          1.130               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      0.986          1.026               --
                                                       2005      1.000          0.986               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.112          1.217               --
                                                       2005      1.000          1.112               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.084          1.103               --
                                                       2006      1.012          1.084               --
                                                       2005      1.000          1.012               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.204          1.210           12,453
                                                       2006      1.072          1.204           12,463
                                                       2005      1.000          1.072              448

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.077          1.099           44,629
                                                       2006      1.015          1.077           44,665
                                                       2005      1.000          1.015           44,695

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      0.996          1.008               --
                                                       2006      0.984          0.996               --
                                                       2005      1.000          0.984               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.174          1.192              908
                                                       2006      1.054          1.174              911
                                                       2005      1.000          1.054              913

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.194          1.138           12,471
                                                       2006      1.036          1.194           12,479
                                                       2005      1.000          1.036               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.075          1.305              896
                                                       2005      1.000          1.075              898

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.060          1.262               --
                                                       2005      1.000          1.060               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.493          1.540           11,179
                                                       2006      1.181          1.493           11,188
                                                       2005      1.000          1.181              409

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.004          1.033               --
                                                       2006      0.993          1.004               --
                                                       2005      1.000          0.993               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.138          1.171           23,985
                                                       2006      1.036          1.138           24,020
                                                       2005      1.000          1.036           24,053

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.070          1.048               --
                                                       2006      0.997          1.070               --
                                                       2005      1.000          0.997               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.005          1.017               --
                                                       2005      1.000          1.005               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.018          1.018               --
                                                       2005      1.000          1.018               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.364          1.545               --
                                                       2006      1.119          1.364               --
                                                       2005      1.000          1.119               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.152          1.193               --
                                                       2006      1.095          1.152               --
                                                       2005      1.000          1.095               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.067          1.047               --
                                                       2005      1.000          1.067               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.094          1.203               --
                                                       2005      1.000          1.094              880

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.104          1.213               --
                                                       2006      0.985          1.104               --
                                                       2005      1.000          0.985               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      0.995          1.018               --
                                                       2005      1.000          0.995               --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.195          1.257               --
                                                       2006      1.109          1.195               --
                                                       2005      1.000          1.109               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.108          1.135               --
                                                       2006      1.025          1.108               --
                                                       2005      1.000          1.025               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.016          1.036               --
                                                       2006      1.000          1.016               --
                                                       2005      1.000          1.000               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.979          0.993               --
                                                       2005      1.000          0.979               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.060          1.093               --
                                                       2006      1.037          1.060               --
                                                       2005      1.000          1.037               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.045          1.070               --
                                                       2006      0.985          1.045               --
                                                       2005      1.000          0.985               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.028          1.141            7,112
                                                       2006      1.050          1.028            7,117
                                                       2005      1.000          1.050               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.127          1.374               --
                                                       2006      1.088          1.127              883
                                                       2005      1.000          1.088              885

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.629          2.040            1,584

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.080               --
                                                       2006      1.003          1.064               --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.691          1.987             --
                                                       2006      1.383          1.691             --
                                                       2005      1.215          1.383             --
                                                       2004      1.000          1.215             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.095          1.098             --
                                                       2005      1.039          1.095             --
                                                       2004      1.000          1.039             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.354          1.757             --
                                                       2006      1.168          1.354             --
                                                       2005      1.050          1.168             --
                                                       2004      1.000          1.050             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.068          2.160             --
                                                       2006      1.602          2.068             --
                                                       2005      1.285          1.602             --
                                                       2004      1.000          1.285             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.399          1.309             --
                                                       2006      1.268          1.399             --
                                                       2005      1.121          1.268             --
                                                       2004      1.000          1.121             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.254          1.239             --
                                                       2006      1.195          1.254             --
                                                       2005      1.126          1.195             --
                                                       2004      1.000          1.126             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.098          1.150             --
                                                       2006      1.034          1.098             --
                                                       2005      1.027          1.034             --
                                                       2004      1.000          1.027             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.127          1.151             --
                                                       2006      1.004          1.127             --
                                                       2005      1.000          1.004             --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.854          1.511             --
                                                       2006      1.388          1.854             --
                                                       2005      1.279          1.388             --
                                                       2004      1.000          1.279             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.008          1.019             --
                                                       2006      0.992          1.008             --
                                                       2005      1.000          0.992             --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.156          1.263             --
                                                       2006      1.097          1.156             --
                                                       2005      1.037          1.097             --
                                                       2004      1.000          1.037             --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.611          1.710             --
                                                       2006      1.357          1.611             --
                                                       2005      1.179          1.357             --
                                                       2004      1.000          1.179             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.210          1.191             --
                                                       2006      1.096          1.210             --
                                                       2005      1.064          1.096             --
                                                       2004      1.000          1.064             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.133          1.246             --
                                                       2006      1.099          1.133             --
                                                       2005      1.044          1.099             --
                                                       2004      1.000          1.044             --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.588          1.768             --
                                                       2006      1.299          1.588             --
                                                       2005      1.152          1.299             --
                                                       2004      1.000          1.152             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.057          1.099             --
                                                       2005      1.089          1.057             --
                                                       2004      1.000          1.089             --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.201          1.313             --
                                                       2005      1.088          1.201             --
                                                       2004      1.000          1.088             --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.126          1.146             --
                                                       2006      1.052          1.126             --
                                                       2005      1.039          1.052             --
                                                       2004      1.000          1.039             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.310          1.316             --
                                                       2006      1.167          1.310             --
                                                       2005      1.092          1.167             --
                                                       2004      1.000          1.092             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.138          1.161             --
                                                       2006      1.074          1.138             --
                                                       2005      1.056          1.074             --
                                                       2004      1.002          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.045          1.056             --
                                                       2006      1.032          1.045             --
                                                       2005      1.040          1.032             --
                                                       2004      1.000          1.040             --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.268          1.286             --
                                                       2006      1.138          1.268             --
                                                       2005      1.069          1.138             --
                                                       2004      1.000          1.069             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.352          1.289             --
                                                       2006      1.174          1.352             --
                                                       2005      1.121          1.174             --
                                                       2004      1.000          1.121             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.268          1.540             --
                                                       2005      1.185          1.268             --
                                                       2004      1.000          1.185             --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.122          1.336             --
                                                       2005      1.028          1.122             --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.744          1.799             --
                                                       2006      1.381          1.744             --
                                                       2005      1.157          1.381             --
                                                       2004      1.000          1.157             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.039          1.068             --
                                                       2006      1.028          1.039             --
                                                       2005      1.032          1.028             --
                                                       2004      1.000          1.032             --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.239          1.274             --
                                                       2006      1.128          1.239             --
                                                       2005      1.092          1.128             --
                                                       2004      1.016          1.092             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.189          1.165             --
                                                       2006      1.108          1.189             --
                                                       2005      1.100          1.108             --
                                                       2004      1.000          1.100             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060             --
                                                       2005      1.039          1.048             --
                                                       2004      1.005          1.039             --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.080          1.080             --
                                                       2005      1.068          1.080             --
                                                       2004      1.000          1.068             --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.576          1.784             --
                                                       2006      1.293          1.576             --
                                                       2005      1.164          1.293             --
                                                       2004      1.000          1.164             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.254          1.298             --
                                                       2006      1.192          1.254             --
                                                       2005      1.095          1.192             --
                                                       2004      1.000          1.095             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.133          1.111             --
                                                       2005      1.086          1.133             --
                                                       2004      1.000          1.086             --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.140          1.253             --
                                                       2005      1.027          1.140             --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.185          1.302             --
                                                       2006      1.058          1.185             --
                                                       2005      1.069          1.058             --
                                                       2004      1.000          1.069             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.096          1.121             --
                                                       2005      1.131          1.096             --
                                                       2004      1.000          1.131             --

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.279          1.345             --
                                                       2006      1.188          1.279             --
                                                       2005      1.063          1.188             --
                                                       2004      1.000          1.063             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.188          1.216             --
                                                       2006      1.099          1.188             --
                                                       2005      1.074          1.099             --
                                                       2004      0.999          1.074             --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.003          1.023             --
                                                       2006      0.988          1.003             --
                                                       2005      0.990          0.988             --
                                                       2004      1.000          0.990             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.962          0.975             --
                                                       2005      1.034          0.962             --
                                                       2004      1.000          1.034             --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.144          1.179             --
                                                       2006      1.121          1.144             --
                                                       2005      1.077          1.121             --
                                                       2004      1.000          1.077             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.156          1.183             --
                                                       2006      1.091          1.156             --
                                                       2005      1.099          1.091             --
                                                       2004      1.000          1.099             --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.020          1.131             --
                                                       2006      1.042          1.020             --
                                                       2005      1.036          1.042             --
                                                       2004      1.000          1.036             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.239          1.510             --
                                                       2006      1.197          1.239             --
                                                       2005      1.104          1.197             --
                                                       2004      1.000          1.104             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.146          2.686             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.079             --
                                                       2006      1.003          1.064             --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.667          1.958            9,205
                                                       2006      1.364          1.667            9,998
                                                       2005      1.199          1.364            8,423
                                                       2004      1.000          1.199            9,585

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.068          1.071               --
                                                       2005      1.014          1.068          173,876
                                                       2004      1.000          1.014          193,195

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.373          1.780               --
                                                       2006      1.185          1.373               --
                                                       2005      1.066          1.185               --
                                                       2004      1.000          1.066               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.867          1.949               --
                                                       2006      1.447          1.867            9,041
                                                       2005      1.161          1.447           99,130
                                                       2004      1.000          1.161          115,538

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.408          1.317               --
                                                       2006      1.277          1.408           11,242
                                                       2005      1.129          1.277           32,447
                                                       2004      1.000          1.129           28,010

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.239          1.223           10,181
                                                       2006      1.181          1.239           22,564
                                                       2005      1.114          1.181           58,578
                                                       2004      1.000          1.114           62,790

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.113          1.165               --
                                                       2006      1.049          1.113               --
                                                       2005      1.042          1.049               --
                                                       2004      1.000          1.042               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.126          1.150               --
                                                       2006      1.004          1.126               --
                                                       2005      1.000          1.004            1,564

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.750          1.426           16,561
                                                       2006      1.311          1.750           27,916
                                                       2005      1.209          1.311           65,760
                                                       2004      1.000          1.209           63,171

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.007          1.018               --
                                                       2006      0.991          1.007               --
                                                       2005      1.000          0.991               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.173          1.281           13,290
                                                       2006      1.113          1.173           67,253
                                                       2005      1.053          1.113          214,716
                                                       2004      1.000          1.053          126,915

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.628          1.727            1,899
                                                       2006      1.371          1.628            3,420
                                                       2005      1.193          1.371            3,530
                                                       2004      1.000          1.193            3,201

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.226          1.205            5,430
                                                       2006      1.111          1.226           19,870
                                                       2005      1.079          1.111          182,543
                                                       2004      1.000          1.079           12,452

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.124          1.235           30,308
                                                       2006      1.091          1.124           30,618
                                                       2005      1.037          1.091           34,597
                                                       2004      1.000          1.037           34,237

  DWSI International Subaccount (Class B) (7/03).....  2007      1.563          1.739           18,876
                                                       2006      1.280          1.563           29,540
                                                       2005      1.135          1.280          199,562
                                                       2004      1.000          1.135          192,174

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.026          1.067               --
                                                       2005      1.058          1.026            1,552
                                                       2004      1.000          1.058           20,131

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.214          1.327               --
                                                       2005      1.101          1.214           21,188
                                                       2004      1.000          1.101           21,188

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.116          1.134           28,763
                                                       2006      1.043          1.116           41,166
                                                       2005      1.031          1.043          506,574
                                                       2004      1.000          1.031          648,694

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.329          1.335          107,731
                                                       2006      1.185          1.329          123,220
                                                       2005      1.109          1.185          126,279
                                                       2004      1.000          1.109           61,768

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.137          1.159               --
                                                       2006      1.073          1.137          194,482
                                                       2005      1.055          1.073          472,263
                                                       2004      1.002          1.055               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      0.997          1.007           95,404
                                                       2006      0.985          0.997          112,502
                                                       2005      0.993          0.985          329,763
                                                       2004      1.000          0.993          567,333

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.263          1.281           19,262
                                                       2006      1.134          1.263           45,727
                                                       2005      1.066          1.134          237,042
                                                       2004      1.000          1.066          228,243

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.341          1.277           69,120
                                                       2006      1.165          1.341           77,898
                                                       2005      1.113          1.165           94,651
                                                       2004      1.000          1.113           93,295

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.246          1.512           48,585
                                                       2005      1.165          1.246           71,846
                                                       2004      1.000          1.165           46,584

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.121          1.334               --
                                                       2005      1.052          1.121              354

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.690          1.741           14,233
                                                       2006      1.338          1.690           18,090
                                                       2005      1.122          1.338          128,903
                                                       2004      1.000          1.122          141,027

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.005          1.032            2,897
                                                       2006      0.994          1.005           32,713
                                                       2005      0.998          0.994          353,704
                                                       2004      1.000          0.998          323,868

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.237          1.272               --
                                                       2006      1.128          1.237               --
                                                       2005      1.092          1.128          265,930
                                                       2004      1.016          1.092               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.169          1.144           21,485
                                                       2006      1.090          1.169           41,131
                                                       2005      1.082          1.090          142,030
                                                       2004      1.000          1.082          148,145

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.047          1.059               --
                                                       2005      1.039          1.047               --
                                                       2004      1.005          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.095          1.095               --
                                                       2005      1.083          1.095               --
                                                       2004      1.000          1.083           19,465

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.553          1.757           17,677
                                                       2006      1.275          1.553           31,797
                                                       2005      1.148          1.275          132,721
                                                       2004      1.000          1.148          118,454

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.257          1.300            2,038
                                                       2006      1.196          1.257            6,867
                                                       2005      1.099          1.196            6,818
                                                       2004      1.000          1.099            6,963

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.153          1.130               --
                                                       2005      1.105          1.153            8,893
                                                       2004      1.000          1.105           24,422

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.139          1.251               --
                                                       2005      1.036          1.139               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.194          1.311           61,633
                                                       2006      1.067          1.194           62,780
                                                       2005      1.078          1.067           62,803
                                                       2004      1.000          1.078               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.102          1.127               --
                                                       2005      1.138          1.102           35,283
                                                       2004      1.000          1.138           64,106

                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.253          1.317            2,931
                                                       2006      1.164          1.253            2,923
                                                       2005      1.042          1.164           45,378
                                                       2004      1.000          1.042           45,980

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.186          1.214          205,631
                                                       2006      1.098          1.186          226,931
                                                       2005      1.073          1.098          249,729
                                                       2004      0.999          1.073          273,922

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.996          1.015           93,449
                                                       2006      0.981          0.996           94,237
                                                       2005      0.983          0.981           95,008
                                                       2004      1.000          0.983          102,225

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.942          0.954               --
                                                       2005      1.013          0.942           82,059
                                                       2004      1.000          1.013           84,018

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.128          1.162            8,513
                                                       2006      1.106          1.128           23,908
                                                       2005      1.064          1.106           68,650
                                                       2004      1.000          1.064           22,185

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.109          1.134           74,232
                                                       2006      1.047          1.109           94,306
                                                       2005      1.055          1.047          301,604
                                                       2004      1.000          1.055          241,964

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.026          1.138           29,795
                                                       2006      1.049          1.026           30,101
                                                       2005      1.043          1.049           46,059
                                                       2004      1.000          1.043           46,073

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.228          1.496            4,086
                                                       2006      1.187          1.228            8,109
                                                       2005      1.096          1.187            8,299
                                                       2004      1.000          1.096            8,551

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.937          2.423            3,551

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.078               --
                                                       2006      1.003          1.064               --

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged All Cap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus Mid Cap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)

                                   APPENDIX A

MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AIM V.I. MID CAP                       ALGER AMERICAN   AMERICAN FUNDS
                                 CORE EQUITY    AIM V.I. UTILITIES  LEVERAGED ALLCAP  GLOBAL GROWTH
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                 (SERIES II)        (SERIES I)          (CLASS S)        (CLASS 2)
                              ----------------  ------------------  ----------------  --------------
ASSETS:
   Investments at fair value     $2,855,634         $2,730,393         $4,041,927      $24,071,615
                                 ----------         ----------         ----------      -----------
         Total Assets             2,855,634          2,730,393          4,041,927       24,071,615
                                 ----------         ----------         ----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                 427                397                588            3,588
      Administrative fees                35                 34                 50              299
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --               --
                                 ----------         ----------         ----------      -----------
         Total Liabilities              462                431                638            3,887
                                 ----------         ----------         ----------      -----------
NET ASSETS                       $2,855,172         $2,729,962         $4,041,289      $24,067,728
                                 ==========         ==========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS  AMERICAN FUNDS                           DREYFUS
                               GROWTH-INCOME      GROWTH      CREDIT SUISSE TRUST    MIDCAP STOCK
                                SUBACCOUNT      SUBACCOUNT     GLOBAL SMALL CAP       SUBACCOUNT
                                 (CLASS 2)       (CLASS 2)        SUBACCOUNT       (SERVICE SHARES)
                              --------------  --------------  -------------------  ----------------
ASSETS:
   Investments at fair value    $44,988,255     $55,788,573         $684,699          $4,433,720
                                -----------     -----------         --------          ----------
         Total Assets            44,988,255      55,788,573          684,699           4,433,720
                                -----------     -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges               6,805           8,342              103                 661
      Administrative fees               558             693                9                  55
   Due to MetLife Insurance
      Company of Connecticut             --              --               --                  --
                                -----------     -----------         --------          ----------
         Total Liabilities            7,363           9,035              112                 716
                                -----------     -----------         --------          ----------
NET ASSETS                      $44,980,892     $55,779,538         $684,587          $4,433,004
                                ===========     ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                               DREYFUS SOCIALLY     DREYFUS VIF         DREYFUS VIF         DWS VIT
                              RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                              ------------------  ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value       $279,745           $2,400,273         $7,239,029        $5,511,473
                                   --------           ----------         ----------        ----------
         Total Assets               279,745            2,400,273          7,239,029         5,511,473
                                   --------           ----------         ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  43                  357              1,096               815
      Administrative fees
   Due to MetLife Insurance               3                   30                 90                68
      Company of Connecticut             --                   --                 --                --
                                   --------           ----------         ----------        ----------
         Total Liabilities               46                  387              1,186               883
                                   --------           ----------         ----------        ----------
NET ASSETS                         $279,699           $2,399,886         $7,237,843        $5,510,590
                                   ========           ==========         ==========        ==========

                                 DWS VIT RREEF                DWSI
                              REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES
                                    SUBACCOUNT              SUBACCOUNT
                                     (CLASS B)               (CLASS B)
                              ----------------------  --------------------
ASSETS:
   Investments at fair value        $5,103,483               $3,807,476
                                    ----------               ----------
      Total Assets                   5,103,483                3,807,476
                                    ----------               ----------
LIABILITIES:
   Other payables
      Insurance charges                    764                      571
      Administrative fees
   Due to MetLife Insurance                 62                       48
      Company of Connecticut                --                       --
                                    ----------               ----------
         Total Liabilities                 826                      619
                                    ----------               ----------
NET ASSETS                          $5,102,657               $3,806,857
                                    ==========               ==========

   The accompanying notes are an integral part of these financial statements.

                                 DWSII       DWSI          DWSI             DWSI
                               BALANCED      BOND     CAPITAL GROWTH  GROWTH & INCOME
                              SUBACCOUNT  SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                               (CLASS B)   (CLASS B)    (CLASS B)        (CLASS B)
                              ----------  ----------  --------------  ---------------
ASSETS:
   Investments at fair value  $3,697,679   $526,477     $7,944,200       $6,122,033
                              ----------   --------     ----------       ----------
         Total Assets          3,697,679    526,477      7,944,200        6,122,033
                              ----------   --------     ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges              570         77          1,207              987
      Administrative fees             46          7             98               76
   Due to MetLife Insurance
      Company of Connecticut          --         --             --               --
                              ----------   --------     ----------       ----------
         Total Liabilities           616         84          1,305            1,063
                              ----------   --------     ----------       ----------
NET ASSETS                    $3,697,063   $526,393     $7,942,895       $6,120,970
                              ==========   ========     ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                  DWSI          DWSII           DWSII          DWSII             DWSII                 DWSII
                              HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP  CONSERVATIVE ALLOCATION  CORE FIXED INCOME
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT              SUBACCOUNT
                               (CLASS B)     (CLASS B)       (CLASS B)       (CLASS B)        (CLASS B)              (CLASS B)
                              -----------  -------------  ----------------  ----------  -----------------------  ------------------
ASSETS:
   Investments at fair value   $2,893,172    $5,793,025      $4,714,018     $5,881,372        $11,019,224            $6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Assets           2,893,172     5,793,025       4,714,018      5,881,372         11,019,224             6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
LIABILITIES:
   Other payables
      Insurance charges               445           912             726            885              1,652                   993
      Administrative fees              36            72              58             73                136                    83
   Due to MetLife Insurance
      Company of Connecticut           --            --              --             --                 --                    --
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Liabilities            481           984             784            958              1,788                 1,076
                               ----------    ----------      ----------     ----------        -----------            ----------
NET ASSETS                     $2,892,691    $5,792,041      $4,713,234     $5,880,414        $11,017,436            $6,717,628
                               ==========    ==========      ==========     ==========        ===========            ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII            DWSII DREMAN         DWSII DREMAN          DWSII
                              DAVIS VENTURE VALUE  HIGH RETURN EQUITY  SMALL MID CAP VALUE  GLOBAL THEMATIC
                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                   (CLASS B)            (CLASS B)           (CLASS B)          (CLASS B)
                              -------------------  ------------------  -------------------  ---------------
ASSETS:
   Investments at fair value      $10,210,680          $17,533,632          $8,142,916         $4,975,405
                                  -----------          -----------          ----------         ----------
         Total Assets              10,210,680           17,533,632           8,142,916          4,975,405
                                  -----------          -----------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,554                2,556               1,228                755
      Administrative fees                 126                  216                 101                 62
   Due to MetLife Insurance
      Company of Connecticut               --                   --                  --                 --
                                  -----------          -----------          ----------         ----------
         Total Liabilities              1,680                2,772               1,329                817
                                  -----------          -----------          ----------         ----------
NET ASSETS                        $10,209,000          $17,530,860          $8,141,587         $4,974,588
                                  ===========          ===========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII
                              GOVERNMENT & AGENCY        DWSII           DWSII
                                   SECURITIES      GROWTH ALLOCATION  HIGH INCOME
                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)           (CLASS B)       (CLASS B)
                              -------------------  -----------------  -----------
ASSETS:
   Investments at fair value       $1,496,424         $17,863,295      $4,937,779
                                   ----------         -----------      ----------
         Total Assets               1,496,424          17,863,295       4,937,779
                                   ----------         -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                   228               2,708             742
      Administrative fees                  18                 221              61
   Due to MetLife Insurance
      Company of Connecticut               --                 --               --
                                   ----------         -----------      ----------
         Total Liabilities                246               2,929             803
                                   ----------         -----------      ----------
NET ASSETS                         $1,496,178         $17,860,366      $4,936,976
                                   ==========         ===========      ==========

                              DWSII INTERNATIONAL    DWSII JANUS         DWSII
                                 SELECT EQUITY     GROWTH & INCOME  LARGE CAP VALUE
                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)          (CLASS B)        (CLASS B)
                              -------------------  ---------------  ---------------
ASSETS:
   Investments at fair value       $6,359,240         $2,243,087       $3,178,408
                                   ----------         ----------       ----------
         Total Assets               6,359,240          2,243,087        3,178,408
                                   ----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                   987                347              491
      Administrative fees                  79                 28               40
Due to MetLife Insurance
   Company of Connecticut                  --                 --               --
                                   ----------         ----------       ----------
      Total Liabilities                 1,066                375              531
                                   ----------         ----------       ----------
NET ASSETS                         $6,358,174         $2,242,712       $3,177,877
                                   ==========         ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                   DWSII              DWSII            DWSII          DWSII
                              MID CAP GROWTH  MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                 (CLASS B)         (CLASS B)         (CLASS B)       (CLASS B)
                              --------------  -------------------  ------------  ----------------
ASSETS:
   Investments at fair value    $964,295         $17,240,810        $4,766,123     $3,151,441
                                --------         -----------        ----------     ----------
         Total Assets            964,295          17,240,810         4,766,123      3,151,441
                                --------         -----------        ----------     ----------
LIABILITIES:
   Other payables
      Insurance charges              134               2,615               682            501
      Administrative fees             12                 213                59             39
   Due to MetLife Insurance
      Company of Connecticut          --                  --                --             --
                                --------         -----------        ----------     ----------
         Total Liabilities           146               2,828               741            540
                                --------         -----------        ----------     ----------
NET ASSETS                      $964,149         $17,237,982        $4,765,382     $3,150,901
                                ========         ===========        ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWSII                             FIDELITY VIP                        FTVIPT FRANKLIN
                                 DWSII    TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL      FIDELITY VIP    RISING DIVIDENDS
                              TECHNOLOGY      GROWTH          CONTRAFUND        APPRECIATION         MID CAP          SECURITIES
                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                               (CLASS B)    (CLASS B)     (SERVICE CLASS 2)  (SERVICE CLASS 2)  (SERVICE CLASS 2)      (CLASS 2)
                              ----------  --------------  -----------------  -----------------  -----------------  ----------------
ASSETS:
   Investments at fair value  $1,543,034    $2,585,960       $25,971,107        $1,484,573        $30,671,393        $13,499,890
         Total Assets         ----------    ----------       -----------        ----------        -----------        -----------
                               1,543,034     2,585,960        25,971,107         1,484,573         30,671,393         13,499,890
LIABILITIES:                  ----------    ----------       -----------        ----------        -----------        -----------
   Other payables
      Insurance charges              228           406             3,868               212              4,463              1,965
      Administrative fees             19            32               322                18                381                168
   Due to MetLife Insurance
      Company of Connecticut          --            --                --                --                 --                 --
                              ----------    ----------       -----------        ----------        -----------        -----------
         Total Liabilities           247           438             4,190               230              4,844              2,133
                              ----------    ----------       -----------        ----------        -----------        -----------
NET ASSETS                    $1,542,787    $2,585,522       $25,966,917        $1,484,343        $30,666,549        $13,497,757
                              ==========    ==========       ===========        ==========        ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN    FTVIPT TEMPLETON                          JANUS ASPEN
                                SMALL MID-CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON      GLOBAL LIFE
                              GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES      SCIENCES
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   (CLASS 2)          (CLASS 2)           (CLASS 2)      (SERVICE SHARES)
                              -----------------  ------------------  ------------------  ----------------
ASSETS:
   Investments at fair value      $7,329,984         $17,565,342         $21,789,963         $305,965
                                  ----------         -----------         -----------         --------
         Total Assets              7,329,984          17,565,342          21,789,963          305,965
                                  ----------         -----------         -----------         --------
LIABILITIES:
   Other payables
      Insurance charges                1,032               2,551               3,201               43
      Administrative fees                 91                 216                 269                4
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --               --
                                  ----------         -----------         -----------         --------
         Total Liabilities             1,123               2,767               3,470               47
                                  ----------         -----------         -----------         --------
NET ASSETS                        $7,328,861         $17,562,575         $21,786,493         $305,918
                                  ==========         ===========         ===========         ========

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET          LMPVET        LMPVET
                              GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH  APPRECIATION  EQUITY INDEX
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)          (CLASS II)       (CLASS I)    (CLASS II)
                              -----------------  ----------------  -----------------  -----------------  ------------  ------------
ASSETS:
   Investments at fair value      $2,856,610         $289,994          $7,205,488         $6,942,448      $1,645,885    $13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Assets              2,856,610          289,994           7,205,488          6,942,448       1,645,885     13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
LIABILITIES:
   Other payables
      Insurance charges                  427               43               1,082              1,030             242          1,929
      Administrative fees                 35                4                  90                 86              20            163
   Due to MetLife Insurance
      Company of Connecticut              --               --                  --                 --              --             --
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Liabilities               462               47               1,172              1,116             262          2,092
                                  ----------         --------          ----------         ----------      ----------    -----------
NET ASSETS                        $2,856,148         $289,947          $7,204,316         $6,941,332      $1,645,623    $13,107,668
                                  ==========         ========          ==========         ==========      ==========    ===========

   The accompanying notes are an integral part of these financial statements.

                                   LMPVET          LMPVET         LMPVET            LMPVET
                              FUNDAMENTAL VALUE   INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)       (CLASS I)      (CLASS I)         (CLASS I)
                              -----------------  ----------  ----------------  ----------------
ASSETS:
   Investments at fair value      $4,590,855     $3,080,115     $2,440,026        $4,921,726
                                  ----------     ----------     ----------        ----------
         Total Assets              4,590,855      3,080,115      2,440,026         4,921,726
                                  ----------     ----------     ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  669            458            368               736
      Administrative fees                 56             38             30                61
   Due to MetLife Insurance
      Company of Connecticut              --             --             --                --
                                  ----------     ----------     ----------        ----------
         Total Liabilities               725            496            398               797
                                  ----------     ----------     ----------        ----------
NET ASSETS                        $4,590,130     $3,079,619     $2,439,628        $4,920,929
                                  ==========     ==========     ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                      LMPVET           LMPVIT     BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                   LMPVET       CAPITAL AND INCOME   ADJUSTABLE  MID-CAP STOCK    HIGH YIELD    LARGE-CAP CORE
                              SOCIAL AWARENESS      SUBACCOUNT      RATE INCOME    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 SUBACCOUNT         (CLASS II)       SUBACCOUNT    (CLASS A)       (CLASS A)       (CLASS E)
                              ----------------  ------------------  -----------  -------------  --------------  --------------
ASSETS:
   Investments at fair value     $1,016,608         $4,785,578       $2,424,118    $5,296,486     $11,726,776     $4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Assets             1,016,608          4,785,578        2,424,118     5,296,486      11,726,776      4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                 143                679              361           764           1,579            658
      Administrative fees                12                 59               30            66             144             53
   Due to MetLife Insurance
      Company of Connecticut             --              3,867               --            --              --             --
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Liabilities              155              4,605              391           830           1,723            711
                                 ----------         ----------       ----------    ----------     -----------     ----------
NET ASSETS                       $1,016,453         $4,780,973       $2,423,727    $5,295,656     $11,725,053     $4,251,778
                                 ==========         ==========       ==========    ==========     ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                MIST DREMAN    HARRIS OAKMARK      MIST          MIST
                              SMALL-CAP VALUE  INTERNATIONAL   JANUS FORTY  LAZARD MID-CAP
                                SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 (CLASS A)       (CLASS A)      (CLASS A)     (CLASS B)
                              ---------------  --------------  -----------  --------------
ASSETS:
   Investments at fair value      $499,083       $7,221,372    $10,612,239     $430,006
                                  --------       ----------    -----------     --------
         Total Assets              499,083        7,221,372     10,612,239      430,006
                                  --------       ----------    -----------     --------
LIABILITIES:
   Other payables
      Insurance charges                 72            1,090          1,552           62
      Administrative fees                6               89            132            5
   Due to MetLife Insurance
      Company of Connecticut            --               --             --           --
                                  --------       ----------    -----------     --------
         Total Liabilities              78            1,179          1,684           67
                                  --------       ----------    -----------     --------
NET ASSETS                        $499,005       $7,220,193    $10,610,555     $429,939
                                  ========       ==========    ===========     ========

   The accompanying notes are an integral part of these financial statements.

                                      MIST
                              LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT
                                 MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME
                                   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   (CLASS A)           (CLASS A)         (CLASS B)
                              -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $4,379,421         $3,988,384        $28,512,995
                                   ----------         ----------        -----------
         Total Assets               4,379,421          3,988,384         28,512,995
                                   ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                   654                595              3,742
      Administrative fees                  54                 49                354
   Due to MetLife Insurance
      Company of Connecticut               --                 --                 --
                                   ----------         ----------        -----------
         Total Liabilities                708                644              4,096
                                   ----------         ----------        -----------
NET ASSETS                         $4,378,713         $3,987,740        $28,508,899
                                   ==========         ==========        ===========

                              MIST LORD ABBETT      MIST MET/AIM          MIST MET/AIM
                                MID-CAP VALUE   CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                 SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)           (CLASS A)             (CLASS E)
                              ----------------  --------------------  --------------------
ASSETS:
   Investments at fair value     $12,279,411         $2,899,011            $6,777,774
                                 -----------         ----------            ----------
         Total Assets             12,279,411          2,899,011             6,777,774
                                 -----------         ----------            ----------
LIABILITIES:
   Other payables
      Insurance charges                1,832                428                   973
      Administrative fees                152                 36                    84
   Due to MetLife Insurance
      Company of Connecticut              --                 --                    --
                                 -----------         ----------            ----------
         Total Liabilities             1,984                464                 1,057
                                 -----------         ----------            ----------
NET ASSETS                       $12,277,427         $2,898,547            $6,776,717
                                 ===========         ==========            ==========

   The accompanying notes are an integral part of these financial statements.

                                                     MIST            MIST
                                MIST MET/AIM     MFS EMERGING    MFS RESEARCH     MIST
                              SMALL CAP GROWTH  MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                 (CLASS A)         (CLASS A)      (CLASS B)     (CLASS A)
                              ----------------  --------------  -------------  ----------
ASSETS:
   Investments at fair value      $439,458        $6,019,504      $2,036,191   $9,217,868
                                  --------        ----------      ----------   ----------
         Total Assets              439,458         6,019,504       2,036,191    9,217,868
                                  --------        ----------      ----------   ----------
LIABILITIES:
   Other payables
      Insurance charges                 65               875             292        1,374
      Administrative fees                5                75              25          114
   Due to MetLife Insurance
      Company of Connecticut            --                --              --           --
                                  --------        ----------      ----------   ----------
         Total Liabilities              70               950             317        1,488
                                  --------        ----------      ----------   ----------
NET ASSETS                        $439,388        $6,018,554      $2,035,874   $9,216,380
                                  ========        ==========      ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                    MIST                MIST               MIST
                              NEUBERGER BERMAN       OPPENHEIMER      PIMCO INFLATION      MIST
                                REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                 (CLASS A)            (CLASS B)          (CLASS A)      (CLASS A)
                              ----------------  --------------------  ---------------  ------------
ASSETS:
   Investments at fair value     $12,979,313         $6,810,890         $11,978,775     $1,096,201
                                 -----------         ----------         -----------     ----------
         Total Assets             12,979,313          6,810,890          11,978,775      1,096,201
                                 -----------         ----------         -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                1,851                979               1,745            156
      Administrative fees                158                 84                 147             13
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --             --
                                 -----------         ----------         -----------     ----------
         Total Liabilities             2,009              1,063               1,892            169
                                 -----------         ----------         -----------     ----------
NET ASSETS                       $12,977,304         $6,809,827         $11,976,883     $1,096,032
                                 ===========         ==========         ===========     ==========

                                     MIST              MIST
                              PIONEER STRATEGIC   THIRD AVENUE
                                   INCOME        SMALL CAP VALUE
                                 SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)         (CLASS B)
                              -----------------  ---------------
ASSETS:
   Investments at fair value      $9,598,429       $23,373,093
                                  ----------       -----------
         Total Assets              9,598,429        23,373,093
                                  ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                1,400             3,402
      Administrative fees                118               290
   Due to MetLife Insurance
      Company of Connecticut              --                --
                                  ----------       -----------
         Total Liabilities             1,518             3,692
                                  ----------       -----------
NET ASSETS                        $9,596,911       $23,369,401
                                  ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                                MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK       MSF
                              AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET  FI LARGE CAP
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  (CLASS D)        (CLASS A)      (CLASS A)      (CLASS A)
                              -----------------  -------------  -------------  ------------
ASSETS:
   Investments at fair value      $5,818,822       $8,452,200    $34,542,169    $4,555,852
                                  ----------       ----------    -----------    ----------
         Total Assets              5,818,822        8,452,200     34,542,169     4,555,852
                                  ----------       ----------    -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges                  834            1,225          5,132           688
      Administrative fees                 72              104            426            57
   Due to MetLife Insurance
      Company of Connecticut              --               --             --            --
                                  ----------       ----------    -----------    ----------
         Total Liabilities               906            1,329          5,558           745
                                  ----------       ----------    -----------    ----------
NET ASSETS                        $5,817,916       $8,450,871    $34,536,611    $4,555,107
                                  ==========       ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       MSF METLIFE       MSF METLIFE
                                     MSF             MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO
                              FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION
                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                  (CLASS D)           (CLASS B)         (CLASS B)         (CLASS B)
                              ----------------  ---------------------  ------------  -------------------
ASSETS:
   Investments at fair value     $11,078,851          $2,058,480        $2,799,822        $3,940,255
                                 -----------          ----------        ----------        ----------
         Total Assets             11,078,851           2,058,480         2,799,822         3,940,255
                                 -----------          ----------        ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                1,658                 337               447               582
      Administrative fees                137                  25                34                48
   Due to MetLife Insurance
      Company of Connecticut              --                  --                --                --
                                 -----------          ----------        ----------        ----------
         Total Liabilities             1,795                 362               481               630
                                 -----------          ----------        ----------        ----------
NET ASSETS                       $11,077,056          $2,058,118        $2,799,341        $3,939,625
                                 ===========          ==========        ==========        ==========

                                                        MSF METLIFE
                                  MSF METLIFE           MODERATE TO
                              MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                   SUBACCOUNT            SUBACCOUNT
                                   (CLASS B)             (CLASS B)
                              -------------------  ---------------------
ASSETS:
   Investments at fair value      $12,646,298          $6,675,290
                                  -----------          ----------
         Total Assets              12,646,298           6,675,290
                                  -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,952               1,004
      Administrative fees                 157                  82
   Due to MetLife Insurance
      Company of Connecticut               --                  --
                                  -----------          ----------
         Total Liabilities              2,109               1,086
                                  -----------          ----------
NET ASSETS                        $12,644,189          $6,674,204
                                  ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                               MSF              MSF
                                 MSF MFS       MSF MFS     OPPENHEIMER     T. ROWE PRICE
                              TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY   LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                               (CLASS B)      (CLASS F)     (CLASS B)        (CLASS B)
                              ------------  ------------  -------------  -----------------
ASSETS:
   Investments at fair value   $5,485,040    $33,331,699   $33,278,095      $2,730,610
                               ----------    -----------   -----------      ----------
         Total Assets           5,485,040     33,331,699    33,278,095       2,730,610
                               ----------    -----------   -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges               850          4,894         4,888             394
      Administrative fees              68            412           412              34
   Due to MetLife Insurance
      Company of Connecticut           --             --            --              --
                               ----------    -----------   -----------      ----------
         Total Liabilities            918          5,306         5,300             428
                               ----------    -----------   -----------      ----------
NET ASSETS                     $5,484,122    $33,326,393   $33,272,795      $2,730,182
                               ==========    ===========   ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                                  MANAGEMENT           PIMCO VIT            PIONEER
                               U.S. GOVERNMENT        TOTAL RETURN         BOND VCT
                                  SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)      (ADMINISTRATIVE CLASS)   (CLASS II)
                              -----------------  ----------------------  ------------
ASSETS:
   Investments at fair value      $5,929,526           $27,025,149        $9,708,191
                                  ----------           -----------        ----------
         Total Assets              5,929,526            27,025,149         9,708,191
                                  ----------           -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  767                 3,960             1,396
      Administrative fees                 73                   332               119
   Due to MetLife Insurance
      Company of Connecticut              --                    --                --
                                  ----------           -----------        ----------
         Total Liabilities               840                 4,292             1,515
                                  ----------           -----------        ----------
NET ASSETS                        $5,928,686           $27,020,857        $9,706,676
                                  ==========           ===========        ==========

                                   PIONEER      PIONEER EMERGING       PIONEER
                              CULLEN VALUE VCT     MARKETS VCT    EQUITY INCOME VCT
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 (CLASS II)        (CLASS II)         (CLASS II)
                              ----------------  ----------------  -----------------
ASSETS:
   Investments at fair value     $8,261,796        $16,569,716       $12,466,829
                                 ----------        -----------       -----------
         Total Assets             8,261,796         16,569,716        12,466,829
                                 ----------        -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges               1,160              2,383             1,701
      Administrative fees               103                205               155
   Due to MetLife Insurance
      Company of Connecticut             --                 --                --
                                 ----------        -----------       -----------
         Total Liabilities            1,263              2,588             1,856
                                 ----------        -----------       -----------
NET ASSETS                       $8,260,533        $16,567,128       $12,464,973
                                 ==========        ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER                     PIONEER IBBOTSON
                                 PIONEER       GLOBAL          PIONEER        AGGRESSIVE
                                FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT   ALLOCATION VCT
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                               (CLASS II)     CLASS II)      (CLASS II)       (CLASS II)
                              -----------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value  $16,553,420    $5,154,571      $13,521,455      $5,526,540
                              -----------    ----------      -----------      ----------
         Total Assets          16,553,420     5,154,571       13,521,455       5,526,540
                              -----------    ----------      -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges             2,454           793            1,908             787
      Administrative fees             206            63              167              68
   Due to MetLife Insurance
      Company of Connecticut           --            --               --              --
                              -----------    ----------      -----------      ----------
         Total Liabilities          2,660           856            2,075             855
                              -----------    ----------      -----------      ----------
NET ASSETS                    $16,550,760    $5,153,715      $13,519,380      $5,525,685
                              ===========    ==========      ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                     PIONEER
                              PIONEER IBBOTSON  PIONEER IBBOTSON                       PIONEER                      OAK RIDGE
                                   GROWTH           MODERATE           PIONEER      INTERNATIONAL  PIONEER MID CAP  LARGE CAP
                               ALLOCATION VCT    ALLOCATION VCT   INDEPENDENCE VCT    VALUE VCT       VALUE VCT     GROWTH VCT
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 (CLASS II)        (CLASS II)        (CLASS II)       (CLASS II)     (CLASS II)     (CLASS II)
                              ----------------  ----------------  ----------------  -------------  ---------------  ----------
ASSETS:
   Investments at fair value    $110,661,932       $56,554,705       $2,297,936       $5,797,434     $11,423,418    $6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Assets            110,661,932        56,554,705        2,297,936        5,797,434      11,423,418     6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges               18,852             9,293              340              829           1,595           885
      Administrative fees              1,367               699               28               72             141            75
   Due to MetLife Insurance
      Company of Connecticut              --                --               --               --              --            --
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Liabilities            20,219             9,992              368              901           1,736           960
                                ------------       -----------       ----------       ----------     -----------    ----------
NET ASSETS                      $110,641,713       $56,544,713       $2,297,568       $5,796,533     $11,421,682    $6,040,592
                                ============       ===========       ==========       ==========     ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER REAL ESTATE  PIONEER SMALL  PIONEER STRATEGIC  VAN KAMPEN LIT
                                  SHARES VCT       CAP VALUE VCT     INCOME VCT         COMSTOCK
                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS II)         (CLASS II)       (CLASS II)       (CLASS II)
                              -------------------  -------------  -----------------  --------------
ASSETS:
   Investments at fair value       $7,785,868        $6,895,810      $22,425,511       $12,613,255
                                   ----------        ----------      -----------       -----------
         Total Assets               7,785,868         6,895,810       22,425,511        12,613,255
                                   ----------        ----------      -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                 1,088               979            3,202             1,865
      Administrative fees                  95                85              276               156
   Due to MetLife Insurance
      Company of Connecticut               --                --               --                --
                                   ----------        ----------      -----------       -----------
         Total Liabilities              1,183             1,064            3,478             2,021
                                   ----------        ----------      -----------       -----------
NET ASSETS                         $7,784,685        $6,894,746      $22,422,033       $12,611,234
                                   ==========        ==========      ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                   VAN KAMPEN
                                 LIT ENTERPRISE
                              SUBACCOUNT (CLASS II)
                              ---------------------
ASSETS:
   Investments at fair value         $189,891
                                     --------
         Total Assets                 189,891
                                     --------
LIABILITIES:
   Other payables
      Insurance charges                    27
      Administrative fees                   2
   Due to MetLife Insurance
      Company of Connecticut               --
                                     --------
         Total Liabilities                 29
                                     --------
NET ASSETS                           $189,862
                                     ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP   AIM V.I.   AIM V.I. CAPITAL   ALGER AMERICAN
                                                CORE EQUITY     UTILITIES    APPRECIATION    LEVERAGED ALLCAP
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                (SERIES II)    (SERIES I)   (SERIES II) (a)      (CLASS S)
                                             ----------------  ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  1,345       $ 49,273      $       --         $     --
                                                 --------       --------      ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   51,418         44,514          33,013           52,511
      Administrative charges                        4,233          3,801           2,823            4,498
                                                 --------       --------      ----------         --------
         Total expenses                            55,651         48,315          35,836           57,009
                                                 --------       --------      ----------         --------
            Net investment income (loss)          (54,306)           958         (35,836)         (57,009)
                                                 --------       --------      ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  40,418        127,712              --               --
      Realized gains (losses) on sale of
         investments                               50,016        181,290       1,270,367          139,677
                                                 --------       --------      ----------         --------
            Net realized gains (losses)            90,434        309,002       1,270,367          139,677
                                                 --------       --------      ----------         --------
      Change in unrealized gains (losses)
         on investments                           156,099        104,574        (860,370)         669,548
                                                 --------       --------      ----------         --------
      Net increase (decrease) in net assets
         resulting from operations               $192,227       $414,534      $  374,161         $752,216
                                                 ========       ========      ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                              GLOBAL GROWTH   GROWTH-INCOME      GROWTH
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $  622,675     $  705,051       $  433,751
                                               ----------     ----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                  413,178        878,208        1,035,266
      Administrative charges                       34,228         71,925           85,828
                                               ----------     ----------       ----------
         Total expenses                           447,406        950,133        1,121,094
                                               ----------     ----------       ----------
            Net investment income (loss)          175,269       (245,082)        (687,343)
                                               ----------     ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 934,214      1,569,583        3,895,771
      Realized gains (losses) on sale of
         investments                              680,919      1,016,429        1,761,503
                                               ----------     ----------       ----------
            Net realized gains (losses)         1,615,133      2,586,012        5,657,274
                                               ----------     ----------       ----------
      Change in unrealized gains (losses)
         on investments                           854,120       (842,340)         552,156
                                               ----------     ----------       ----------
      Net increase (decrease) in net assets
         resulting from operations             $2,644,522     $1,498,590       $5,522,087
                                               ==========     ==========       ==========

                                              CREDIT SUISSE                        DREYFUS MIDCAP
                                             TRUST EMERGING  CREDIT SUISSE TRUST        STOCK
                                                 MARKETS       GLOBAL SMALL CAP      SUBACCOUNT
                                             SUBACCOUNT (a)      SUBACCOUNT       (SERVICE SHARES)
                                             --------------  -------------------  ----------------
INVESTMENT INCOME:
      Dividends                               $        --         $     --           $  15,504
                                              -----------         --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   27,846           14,625              91,534
      Administrative charges                        2,331            1,197               7,658
                                              -----------         --------           ---------
         Total expenses                            30,177           15,822              99,192
                                              -----------         --------           ---------
            Net investment income (loss)          (30,177)         (15,822)            (83,688)
                                              -----------         --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               --             606,080
      Realized gains (losses) on sale of
         investments                            1,976,912           66,303              (8,117)
                                              -----------         --------           ---------
            Net realized gains (losses)         1,976,912           66,303             597,963
                                              -----------         --------           ---------
      Change in unrealized gains (losses)
         on investments                        (1,764,857)         (96,614)           (513,759)
                                              -----------         --------           ---------
      Net increase (decrease) in net assets
         resulting from operations            $   181,878         $(46,133)          $     516
                                              ===========         ========           =========

   The accompanying notes are an integral part of these financial statements.

                                              DREYFUS SOCIALLY      DREYFUS VIF       DREYFUS VIF          DWS VIT
                                             RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                              (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                                             ------------------  ----------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $   779           $ 38,516         $    61,518         $ 59,456
                                                   -------           --------         -----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     5,256             44,024             150,099           94,485
      Administrative charges                           427              3,699              12,336            7,850
                                                   -------           --------         -----------         --------
         Total expenses                              5,683             47,723             162,435          102,335
                                                   -------           --------         -----------         --------
            Net investment income (loss)            (4,904)            (9,207)           (100,917)         (42,879)
                                                   -------           --------         -----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           1,075,555               --
      Realized gains (losses) on sale of
         investments                                 9,041             66,377             (73,226)         162,027
                                                   -------           --------         -----------         --------
            Net realized gains (losses)              9,041             66,377           1,002,329          162,027
                                                   -------           --------         -----------         --------
      Change in unrealized gains (losses)
         on investments                             11,045             66,542          (1,967,078)          44,325
                                                   -------           --------         -----------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $15,182           $123,712         $(1,065,666)        $163,473
                                                   =======           ========         ===========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 DWS VIT RREEF                DWSI            DWSII
                                             REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES   BALANCED
                                                   SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                                   (CLASS B)               (CLASS B)        (CLASS B)
                                             ----------------------  --------------------  ----------
INVESTMENT INCOME:
      Dividends                                   $    52,812              $  35,463        $115,799
                                                  -----------              ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                      111,958                 65,714          72,813
      Administrative charges                            9,186                  5,337           5,843
                                                  -----------              ---------        --------
         Total expenses                               121,144                 71,051          78,656
                                                  -----------              ---------        --------
            Net investment income (loss)              (68,332)               (35,588)         37,143
                                                  -----------              ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     910,579                244,883              --
      Realized gains (losses) on sale of
         investments                                  201,550                155,433          65,476
                                                  -----------              ---------        --------
            Net realized gains (losses)             1,112,129                400,316          65,476
                                                  -----------              ---------        --------
      Change in unrealized gains (losses)
         on investments                            (2,174,650)              (143,574)         (6,068)
                                                  -----------              ---------        --------
      Net increase (decrease) in net assets
         resulting from operations                $(1,130,853)             $ 221,154        $ 96,551
                                                  ===========              =========        ========

                                                DWSI          DWSI             DWSI
                                                BOND     CAPITAL GROWTH  GROWTH & INCOME
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)     (CLASS B)       (CLASS B)

                                             ----------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                               $ 35,835     $  20,182       $  58,130
                                              --------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 9,821       145,214         129,624
      Administrative charges                       854        11,834           9,980
                                              --------     ---------       ---------
         Total expenses                         10,675       157,048         139,604
                                              --------     ---------       ---------
            Net investment income (loss)        25,160      (136,866)        (81,474)
                                              --------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --            --          91,145
      Realized gains (losses) on sale of
         investments                           (18,577)      227,802         130,451
                                              --------     ---------       ---------
            Net realized gains (losses)        (18,577)      227,802         221,596
                                              --------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                         (7,337)      646,315        (193,561)
                                              --------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $   (754)    $ 737,251       $ (53,439)
                                              ========     =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                DWSI          DWSII            DWSII          DWSII
                                             HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                              (CLASS B)     (CLASS B)        (CLASS B)      (CLASS B)
                                             -----------  -------------  ----------------  ----------
INVESTMENT INCOME:
      Dividends                               $     --      $112,675         $291,880       $  41,090
                                              --------      --------         --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                52,635       107,724           92,930         109,305
      Administrative charges                     4,236         8,472            7,537           9,063
                                              --------      --------         --------       ---------
         Total expenses                         56,871       116,196          100,467         118,368
                                              --------      --------         --------       ---------
            Net investment income (loss)       (56,871)       (3,521)         191,413         (77,278)
                                              --------      --------         --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              170,485            --               --         678,183
      Realized gains (losses) on sale of
         investments                            62,968       176,045            7,506         109,032
                                              --------      --------         --------       ---------
            Net realized gains (losses)        233,453       176,045            7,506         787,215
                                              --------      --------         --------       ---------
      Change in unrealized gains (losses)
         on investments                        103,781       448,543          (49,877)       (592,261)
                                              --------      --------         --------       ---------
      Net increase (decrease) in net assets
           resulting from operations          $280,363      $621,067         $149,042       $ 117,676
                                              ========      ========         ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                             DWSII CONSERVATIVE        DWSII               DWSII
                                                 ALLOCATION      CORE FIXED INCOME  DAVIS VENTURE VALUE
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)           (CLASS B)           (CLASS B)
                                             ------------------  -----------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $ 227,018           $249,050             $  32,127
                                                 ---------           --------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                   207,619            117,038               186,563
      Administrative charges                        17,132              9,741                15,142
                                                 ---------           --------             ---------
         Total expenses                            224,751            126,779               201,705
                                                 ---------           --------             ---------
            Net investment income (loss)             2,267            122,271              (169,578)
                                                 ---------           --------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  306,559                 --               124,347
      Realized gains (losses) on sale of
         investments                                93,163             (1,675)              258,201
                                                 ---------           --------             ---------
            Net realized gains (losses)            399,722             (1,675)              382,548
                                                 ---------           --------             ---------
      Change in unrealized gains (losses)
         on investments                           (108,886)            (7,065)              (15,321)
                                                 ---------           --------             ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 293,103           $113,531             $ 197,649
                                                 =========           ========             =========

                                                                 DWSII DREMAN
                                                DWSII DREMAN     SMALL MID CAP       DWSII
                                             HIGH RETURN EQUITY      VALUE      GLOBAL THEMATIC
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                 (CLASS B)         (CLASS B)       (CLASS B)
                                             ------------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $   199,182       $    53,504      $  11,450
                                                -----------       -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                    334,160           164,026         88,046
      Administrative charges                         28,301            13,584          7,251
                                                -----------       -----------      ---------
         Total expenses                             362,461           177,610         95,297
                                                -----------       -----------      ---------
            Net investment income (loss)           (163,279)         (124,106)       (83,847)
                                                -----------       -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   157,885         1,283,824        654,590
      Realized gains (losses) on sale of
         investments                                363,967           222,419        171,518
                                                -----------       -----------      ---------
            Net realized gains (losses)             521,852         1,506,243        826,108
                                                -----------       -----------      ---------
      Change in unrealized gains (losses)
         on investments                          (1,081,781)       (1,276,884)      (595,507)
                                                -----------       -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $  (723,208)      $   105,253      $ 146,754
                                                ===========       ===========      =========

   The accompanying notes are an integral part of these financial statements.

                                                    DWSII
                                             GOVERNMENT & AGENCY        DWSII           DWSII     DWSII INTERNATIONAL
                                                 SECURITIES       GROWTH ALLOCATION  HIGH INCOME     SELECT EQUITY
                                                 SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)           (CLASS B)       (CLASS B)        (CLASS B)
                                             -------------------  -----------------  -----------  -------------------
INVESTMENT INCOME:
      Dividends                                    $ 75,954           $  364,592      $ 408,130         $120,555
                                                   --------           ----------      ---------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     32,482              341,589         98,619          107,422
      Administrative charges                          2,745               27,862          8,206            8,408
                                                   --------           ----------      ---------         --------
         Total expenses                              35,227              369,451        106,825          115,830
                                                   --------           ----------      ---------         --------
            Net investment income (loss)             40,727               (4,859)       301,305            4,725
                                                   --------           ----------      ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --              930,469             --          484,245
      Realized gains (losses) on sale of
         investments                                (21,291)             281,044        (43,617)         229,167
                                                   --------           ----------      ---------         --------
            Net realized gains (losses)             (21,291)           1,211,513        (43,617)         713,412
                                                   --------           ----------      ---------         --------
      Change in unrealized gains (losses)
         on investments                              36,490             (561,650)      (347,996)         (41,110)
                                                   --------           ----------      ---------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 55,926           $  645,004      $ (90,308)        $677,027
                                                   ========           ==========      =========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               DWSII JANUS         DWSII            DWSII
                                             GROWTH & INCOME  LARGE CAP VALUE  MID CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                (CLASS B)        (CLASS B)        (CLASS B)
                                             ---------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   4,797        $  37,985        $      --
                                                ---------        ---------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                   43,298           54,768           15,358
      Administrative charges                        3,467            4,386            1,335
                                                ---------        ---------        ---------
         Total expenses                            46,765           59,154           16,693
                                                ---------        ---------        ---------
            Net investment income (loss)          (41,968)         (21,169)         (16,693)
                                                ---------        ---------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --          100,919               --
      Realized gains (losses) on sale of
         investments                               99,507           78,336           72,947
                                                ---------        ---------        ---------
            Net realized gains (losses)            99,507          179,255           72,947
                                                ---------        ---------        ---------
      Change in unrealized gains (losses)
         on investments                            35,667          137,069          (10,600)
                                                ---------        ---------        ---------
      Net increase (decrease) in net assets
         resulting from operations              $  93,206        $ 295,155        $  45,654
                                                =========        =========        =========

                                                    DWSII            DWSII            DWSII
                                             MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)        (CLASS B)        (CLASS B)
                                             -------------------  ------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 390,433         $ 235,473       $      --
                                                  ---------         ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    324,843            93,444          59,944
      Administrative charges                         26,424             8,034           4,666
                                                  ---------         ---------       ---------
         Total expenses                             351,267           101,478          64,610
                                                  ---------         ---------       ---------
            Net investment income (loss)             39,166           133,995         (64,610)
                                                  ---------         ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   646,027                --              --
      Realized gains (losses) on sale of
         investments                                214,308                --         104,459
                                                  ---------         ---------       ---------
            Net realized gains (losses)             860,335                --         104,459
                                                  ---------         ---------       ---------
      Change in unrealized gains (losses)
         on investments                            (360,839)               --          61,972
                                                  ---------         ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 538,662         $ 133,995       $ 101,821
                                                  =========         =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                              DWSII                           FIDELITY VIP
                                               DWSII     TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL
                                             TECHNOLOGY      GROWTH          CONTRAFUND       APPRECIATION
                                             SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             (CLASS B)      (CLASS B)    (SERVICE CLASS 2)  (SERVICE CLASS 2)
                                             ----------  --------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                               $     --      $     --        $   184,895         $   1,784
                                              --------      --------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                22,601        43,926            426,787            29,735
      Administrative charges                     1,816         3,447             35,656             2,563
                                              --------      --------        -----------         ---------
         Total expenses                         24,417        47,373            462,443            32,298
                                              --------      --------        -----------         ---------
            Net investment income (loss)       (24,417)      (47,373)          (277,548)          (30,514)
                                              --------      --------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --       190,548          6,319,085           169,566
      Realized gains (losses) on sale of
         investments                            37,650        61,794            393,163           107,119
                                              --------      --------        -----------         ---------
            Net realized gains (losses)         37,650       252,342          6,712,248           276,685
                                              --------      --------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                         71,963       260,457         (3,121,266)         (154,341)
                                              --------      --------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations            $ 85,196      $465,426        $ 3,313,434         $  91,830
                                              ========      ========        ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                FTVIPT FRANKLIN    FTVIPT FRANKLIN
                                               FIDELITY VIP     RISING DIVIDENDS    SMALL MID-CAP
                                                  MID CAP          SECURITIES     GROWTH SECURITIES
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                             (SERVICE CLASS 2)     (CLASS 2)          (CLASS 2)
                                             -----------------  ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  147,700        $   356,462         $      --
                                                ----------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   523,783            261,250           105,188
      Administrative charges                        44,794             22,373             9,099
                                                ----------        -----------         ---------
         Total expenses                            568,577            283,623           114,287
                                                ----------        -----------         ---------
            Net investment income (loss)          (420,877)            72,839          (114,287)
                                                ----------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                2,678,617            218,633           399,100
      Realized gains (losses) on sale of
         investments                               407,638            309,869           157,122
                                                ----------        -----------         ---------
            Net realized gains (losses)          3,086,255            528,502           556,222
                                                ----------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                            973,936         (1,279,780)          (13,503)
                                                ----------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $3,639,314        $  (678,439)        $ 428,432
                                                ==========        ===========         =========
                                              FTVIPT TEMPLETON                         JANUS ASPEN
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON     GLOBAL LIFE
                                                 SECURITIES      FOREIGN SECURITIES      SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 (CLASS 2)            (CLASS 2)      (SERVICE SHARES)
                                             ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  340,975          $  428,228          $    --
                                                 ----------          ----------          -------
EXPENSES:
      Mortality and expense risk
         charges                                    274,050             382,492            4,353
      Administrative charges                         23,275              32,091              360
                                                 ----------          ----------          -------
         Total expenses                             297,325             414,583            4,713
                                                 ----------          ----------          -------
            Net investment income (loss)             43,650              13,645           (4,713)
                                                 ----------          ----------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,171,637             976,737               --
      Realized gains (losses) on sale of
         investments                              1,097,532             818,125           14,564
                                                 ----------          ----------          -------
            Net realized gains (losses)           2,269,169           1,794,862           14,564
                                                 ----------          ----------          -------
      Change in unrealized gains (losses)
         on investments                           1,263,051             802,529           32,755
                                                 ----------          ----------          -------
      Net increase (decrease) in net assets
         resulting from operations               $3,575,870          $2,611,036          $42,606
                                                 ==========          ==========          =======

   The accompanying notes are an integral part of these financial statements.

                                                JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET
                                             GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)  (SERVICE SHARES)    (CLASS I) (b)      (CLASS II) (b)
                                             -----------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $  9,073           $ 1,506          $      --          $      --
                                                  --------           -------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    25,208             4,717             96,064             86,905
      Administrative charges                         2,087               394              7,961              7,277
                                                  --------           -------          ---------          ---------
         Total expenses                             27,295             5,111            104,025             94,182
                                                  --------           -------          ---------          ---------
            Net investment income (loss)           (18,222)           (3,605)          (104,025)           (94,182)
                                                  --------           -------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --             41,475             39,796
      Realized gains (losses) on sale of
         investments                                19,478             9,782            (13,865)           (10,293)
                                                  --------           -------          ---------          ---------
            Net realized gains (losses)             19,478             9,782             27,610             29,503
                                                  --------           -------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                            230,422            10,593           (293,058)          (287,503)
                                                  --------           -------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                $231,678           $16,770          $(369,473)         $(352,182)
                                                  ========           =======          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET        LMPVET           LMPVET
                                              APPRECIATION  EQUITY INDEX  FUNDAMENTAL VALUE
                                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                             (CLASS I) (b)   (CLASS II)     (CLASS I) (b)
                                             -------------  ------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $ 17,535      $ 211,924       $  57,471
                                                --------      ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                  20,647        240,413          57,079
      Administrative charges                       1,757         20,294           4,857
                                                --------      ---------       ---------
         Total expenses                           22,404        260,707          61,936
                                                --------      ---------       ---------
            Net investment income (loss)          (4,869)       (48,783)         (4,465)
                                                --------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                135,727        612,599         224,186
      Realized gains (losses) on sale of
         investments                               3,552        281,850          (3,203)
                                                --------      ---------       ---------
            Net realized gains (losses)          139,279        894,449         220,983
                                                --------      ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (89,742)      (450,289)       (471,368)
                                                --------      ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 44,668      $ 395,377       $(254,850)
                                                ========      =========       =========

                                               LMPVET         LMPVET            LMPVET
                                              INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                              (CLASS I)    (CLASS I) (b)       (CLASS I)
                                             ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                               $ 39,313       $  1,036          $     --
                                              --------       --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                57,237         31,224            90,607
      Administrative charges                     4,766          2,579             7,534
                                              --------       --------          --------
         Total expenses                         62,003         33,803            98,141
                                              --------       --------          --------
            Net investment income (loss)       (22,690)       (32,767)          (98,141)
                                              --------       --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               83,520             --           342,461
      Realized gains (losses) on sale of
         investments                            43,129          2,557            99,374
                                              --------       --------          --------
            Net realized gains (losses)        126,649          2,557           441,835
                                              --------       --------          --------
      Change in unrealized gains (losses)
         on investments                        (40,968)        11,416            42,975
                                              --------       --------          --------
      Net increase (decrease) in net assets
         resulting from operations            $ 62,991       $(18,794)         $386,669
                                              ========       ========          ========

   The accompanying notes are an integral part of these financial statements.

                                                                  LMPVPI          LMPVPI           LMPVPII
                                                  LMPVET          ALL CAP        ALL CAP      GROWTH AND INCOME
                                             SOCIAL AWARENESS   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                SUBACCOUNT     (CLASS I) (a)  (CLASS II) (a)    (CLASS I) (a)
                                             ----------------  -------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 13,570        $  13,293       $     91         $     980
                                                 --------        ---------       --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   16,636           25,605          1,238             9,370
      Administrative charges                        1,455            2,172            111               793
                                                 --------        ---------       --------         ---------
         Total expenses                            18,091           27,777          1,349            10,163
                                                 --------        ---------       --------         ---------
            Net investment income (loss)           (4,521)         (14,484)        (1,258)           (9,183)
                                                 --------        ---------       --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 157,381          230,450         12,520            70,393
      Realized gains (losses) on sale of
         investments                                4,474          760,038         11,533           278,292
                                                 --------        ---------       --------         ---------
            Net realized gains (losses)           161,855          990,488         24,053           348,685
                                                 --------        ---------       --------         ---------
      Change in unrealized gains (losses)
         on investments                           (74,669)        (760,158)       (11,222)         (267,009)
                                                 --------        ---------       --------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 82,665        $ 215,846       $ 11,573         $  72,493
                                                 ========        =========       ========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPI             LMPVPII           LMPVPII
                                             LARGE CAP GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (CLASS I) (a)      (CLASS I) (a)      (CLASS II) (a)
                                             ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $        --        $        --
                                                 ---------        -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                    15,165             48,946             39,785
      Administrative charges                         1,246              4,051              3,346
                                                 ---------        -----------        -----------
         Total expenses                             16,411             52,997             43,131
                                                 ---------        -----------        -----------
            Net investment income (loss)           (16,411)           (52,997)           (43,131)
                                                 ---------        -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             21,243             17,943
      Realized gains (losses) on sale of
         investments                               393,380          1,905,882          1,410,393
                                                 ---------        -----------        -----------
            Net realized gains (losses)            393,380          1,927,125          1,428,336
                                                 ---------        -----------        -----------
      Change in unrealized gains (losses)
         on investments                           (271,145)        (1,587,920)        (1,154,276)
                                                 ---------        -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations               $ 105,824        $   286,208        $   230,929
                                                 =========        ===========        ===========

                                                   LMPVET           LMPVIT        LMPVPI
                                             CAPITAL AND INCOME   ADJUSTABLE   TOTAL RETURN
                                                 SUBACCOUNT      RATE INCOME    SUBACCOUNT
                                               (CLASS II) (b)     SUBACCOUNT  (CLASS II) (a)
                                             ------------------  -----------  --------------
INVESTMENT INCOME:
      Dividends                                  $  57,286         $117,161     $  25,178
                                                 ---------         --------     ---------
EXPENSES:
      Mortality and expense risk
         charges                                    54,464           48,832        24,170
      Administrative charges                         4,760            4,041         2,121
                                                 ---------         --------     ---------
         Total expenses                             59,224           52,873        26,291
                                                 ---------         --------     ---------
            Net investment income (loss)            (1,938)          64,288        (1,113)
                                                 ---------         --------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  762,235               --        28,496
      Realized gains (losses) on sale of
         investments                                 3,366           (1,954)      394,209
                                                 ---------         --------     ---------
            Net realized gains (losses)            765,601           (1,954)      422,705
                                                 ---------         --------     ---------
      Change in unrealized gains (losses)
         on investments                           (770,491)         (72,946)     (299,259)
                                                 ---------         --------     ---------
      Net increase (decrease) in net assets
         resulting from operations               $  (6,828)        $(10,612)    $ 122,333
                                                 =========         ========     =========

   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST
                                                LORD ABBETT      LORD ABBETT    BATTERYMARCH   MIST BLACKROCK
                                             GROWTH AND INCOME  MID-CAP VALUE  MID-CAP STOCK     HIGH YIELD
                                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               (CLASS VC)(a)    (CLASS VC)(a)    (CLASS A)       (CLASS A)
                                             -----------------  -------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $        --       $       --     $  17,393       $ 545,775
                                                -----------       ----------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                     89,218           77,616        96,681         167,735
      Administrative charges                          7,214            6,436         8,350          15,128
                                                -----------       ----------     ---------       ---------
         Total expenses                              96,432           84,052       105,031         182,863
                                                -----------       ----------     ---------       ---------
            Net investment income (loss)            (96,432)         (84,052)      (87,638)        362,912
                                                -----------       ----------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --               --       693,497              --
      Realized gains (losses) on sale of
         investments                              2,133,663        2,182,490       (20,610)         (4,093)
                                                -----------       ----------     ---------       ---------
            Net realized gains (losses)           2,133,663        2,182,490       672,887          (4,093)
                                                -----------       ----------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (1,472,754)        (801,611)     (362,707)       (523,685)
                                                -----------       ----------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $   564,477       $1,296,827     $ 222,542       $(164,866)
                                                ===========       ==========     =========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS E)(b)    (CLASS A)(a)      (CLASS A)
                                             --------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $     --        $  34,038        $     --
                                                --------        ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                  58,198           29,208           9,161
      Administrative charges                       4,695            2,362             783
                                                --------        ---------        --------
         Total expenses                           62,893           31,570           9,944
                                                --------        ---------        --------
            Net investment income (loss)         (62,893)           2,468          (9,944)
                                                --------        ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --          296,540           2,763
      Realized gains (losses) on sale of
         investments                              15,733          252,749          12,236
                                                --------        ---------        --------
            Net realized gains (losses)           15,733          549,289          14,999
                                                --------        ---------        --------
      Change in unrealized gains (losses)
         on investments                           38,779         (323,399)        (23,082)
                                                --------        ---------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ (8,381)       $ 228,358        $(18,027)
                                                ========        =========        ========

                                                  MIST
                                             HARRIS OAKMARK      MIST            MIST
                                              INTERNATIONAL  JANUS FORTY   LAZARD MID-CAP
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               (CLASS A)       (CLASS A)    (CLASS B)(b)
                                             --------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                 $  71,730     $   15,083       $    --
                                                ---------     ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  136,748        159,348          5,637
      Administrative charges                       11,361         13,486            482
                                                ---------     ----------       --------
         Total expenses                           148,109        172,834          6,119
                                                ---------     ----------       --------
            Net investment income (loss)          (76,379)      (157,751)        (6,119)
                                                ---------     ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 615,472      1,450,374             --
      Realized gains (losses) on sale of
         investments                               79,383         24,950         (1,201)
                                                ---------     ----------       --------
            Net realized gains (losses)           694,855      1,475,324         (1,201)
                                                ---------     ----------       --------
      Change in unrealized gains (losses)
         on investments                          (855,323)       957,135        (54,598)
                                                ---------     ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(236,847)    $2,274,708       $(61,918)
                                                =========     ==========       ========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                             LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT
                                                MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                  (CLASS A)           (CLASS A)         (CLASS B)          (CLASS B)
                                             -------------------  ----------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 104,641           $231,242          $ 135,508         $     2,472
                                                  ---------           --------          ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                     79,461             75,371            404,296             168,017
      Administrative charges                          6,587              6,212             38,255              13,957
                                                  ---------           --------          ---------         -----------
         Total expenses                              86,048             81,583            442,551             181,974
                                                  ---------           --------          ---------         -----------
            Net investment income (loss)             18,593            149,659           (307,043)           (179,502)
                                                  ---------           --------          ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   367,837              5,333            696,294              52,109
      Realized gains (losses) on sale of
         investments                                  9,421             49,072            142,939             (85,461)
                                                  ---------           --------          ---------         -----------
            Net realized gains (losses)             377,258             54,405            839,233             (33,352)
                                                  ---------           --------          ---------         -----------
      Change in unrealized gains (losses)
         on investments                            (213,538)            (8,594)          (502,781)         (1,251,102)
                                                  ---------           --------          ---------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 182,313           $195,470          $  29,409         $(1,463,956)
                                                  =========           ========          =========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM          MIST MET/AIM        MIST MET/AIM
                                             CAPITAL APPRECIATION  CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)           (CLASS E) (b)          (CLASS A)
                                             --------------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $  2,566              $     --             $    --
                                                   --------              --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     51,509                78,651               5,904
      Administrative charges                          4,336                 6,764                 495
                                                   --------              --------             -------
         Total expenses                              55,845                85,415               6,399
                                                   --------              --------             -------
            Net investment income (loss)            (53,279)              (85,415)             (6,399)
                                                   --------              --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     7,044                    --               2,839
      Realized gains (losses) on sale of
         investments                                (11,136)               10,334               6,043
                                                   --------              --------             -------
            Net realized gains (losses)              (4,092)               10,334               8,882
                                                   --------              --------             -------
      Change in unrealized gains (losses)
         on investments                             324,540               254,599               6,763
                                                   --------              --------             -------
      Net increase (decrease) in net assets
         resulting from operations                 $267,169              $179,518             $ 9,246
                                                   ========              ========             =======

                                                  MIST            MIST
                                              MFS EMERGING    MFS RESEARCH     MIST
                                             MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                               SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                              (CLASS A) (b)  (CLASS B) (b)   (CLASS A)
                                             --------------  -------------  ----------
INVESTMENT INCOME:
      Dividends                                $       --       $     --    $      56
                                               ----------       --------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   65,182         13,522      160,783
      Administrative charges                        5,509          1,202       13,424
                                               ----------       --------    ---------
         Total expenses                            70,691         14,724      174,207
                                               ----------       --------    ---------
            Net investment income (loss)          (70,691)       (14,724)    (174,151)
                                               ----------       --------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             --      167,300
      Realized gains (losses) on sale of
         investments                              108,210          2,006      105,009
                                               ----------       --------    ---------
            Net realized gains (losses)           108,210          2,006      272,309
                                               ----------       --------    ---------
      Change in unrealized gains (losses)
         on investments                         1,139,133         65,605      358,674
                                               ----------       --------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $1,176,652       $ 52,887    $ 456,832
                                               ==========       ========    =========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST                MIST               MIST
                                             NEUBERGER BERMAN      OPPENHEIMER       PIMCO INFLATION      MIST
                                               REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)           (CLASS B)         (CLASS A) (b)     (CLASS A)
                                             ----------------  --------------------  ---------------  ------------
INVESTMENT INCOME:
      Dividends                                $   173,503           $      --          $      --       $ 12,448
                                               -----------           ---------          ---------       --------
EXPENSES:
      Mortality and expense risk
         charges                                   278,512             107,485            138,961         24,161
      Administrative charges                        23,947               9,276             11,733          2,073
                                               -----------           ---------          ---------       --------
         Total expenses                            302,459             116,761            150,694         26,234
                                               -----------           ---------          ---------       --------
            Net investment income (loss)          (128,956)           (116,761)          (150,694)       (13,786)
                                               -----------           ---------          ---------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,390,332             371,361                 --             --
      Realized gains (losses) on sale of
         investments                               296,919              61,135             24,102         59,189
                                               -----------           ---------          ---------       --------
            Net realized gains (losses)          1,687,251             432,496             24,102         59,189
                                               -----------           ---------          ---------       --------
      Change in unrealized gains (losses)
         on investments                         (4,223,659)            335,584            810,364          1,961
                                               -----------           ---------          ---------       --------
      Net increase (decrease) in net assets
         resulting from operations             $(2,665,364)          $ 651,319          $ 683,772       $ 47,364
                                               ===========           =========          =========       ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   MIST              MIST
                                              MIST PIONEER  PIONEER STRATEGIC    THIRD AVENUE
                                             MID-CAP VALUE        INCOME       SMALL CAP VALUE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)
                                             -------------  -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $  1,939        $  64,143        $   119,533
                                                --------        ---------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                   2,626          165,907            384,609
      Administrative charges                         225           13,960             32,531
                                                --------        ---------        -----------
         Total expenses                            2,851          179,867            417,140
                                                --------        ---------        -----------
            Net investment income (loss)            (912)        (115,724)          (297,607)
                                                --------        ---------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 69,071               --            785,123
      Realized gains (losses) on sale of
         investments                               1,319           23,086           (112,979)
                                                --------        ---------        -----------
            Net realized gains (losses)           70,390           23,086            672,144
                                                --------        ---------        -----------
      Change in unrealized gains (losses)
         on investments                          (22,913)         511,935         (2,462,404)
                                                --------        ---------        -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 46,565        $ 419,297        $(2,087,867)
                                                ========        =========        ===========

                                               MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                                             AGGRESSIVE GROWTH   BOND INCOME   MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                                 (CLASS D)        (CLASS A)      (CLASS A)
                                             -----------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                  $      --         $266,005      $1,398,760
                                                 ---------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                    92,150          146,498         521,249
      Administrative charges                         7,966           12,407          42,462
                                                 ---------         --------      ----------
         Total expenses                            100,116          158,905         563,711
                                                 ---------         --------      ----------
            Net investment income (loss)          (100,116)         107,100         835,049
                                                 ---------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --              --
      Realized gains (losses) on sale of
         investments                                49,747           40,283              --
                                                 ---------         --------      ----------
            Net realized gains (losses)             49,747           40,283              --
                                                 ---------         --------      ----------
      Change in unrealized gains (losses)
         on investments                            926,137          205,044              --
                                                 ---------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 875,768         $352,427      $  835,049
                                                 =========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF METLIFE
                                                 MSF             MSF              MSF METLIFE       CONSERVATIVE
                                             FI LARGE CAP  FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                              (CLASS A)       (CLASS D)            (CLASS B)         (CLASS B)
                                             ------------  ----------------  ---------------------  ------------
INVESTMENT INCOME:
      Dividends                               $   7,850       $   94,886           $  1,086           $     --
                                              ---------       ----------           --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                 86,945          206,873             39,062             45,152
      Administrative charges                      7,165           17,142              2,973              3,504
                                              ---------       ----------           --------           --------
         Total expenses                          94,110          224,015             42,035             48,656
                                              ---------       ----------           --------           --------
            Net investment income (loss)        (86,260)        (129,129)           (40,949)           (48,656)
                                              ---------       ----------           --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               325,613        1,027,273              3,122              1,320
      Realized gains (losses) on sale of
         investments                              7,258           20,878             20,953             59,407
                                              ---------       ----------           --------           --------
            Net realized gains (losses)         332,871        1,048,151             24,075             60,727
                                              ---------       ----------           --------           --------
      Change in unrealized gains (losses)
         on investments                        (148,568)        (661,337)            13,243             65,380
                                              ---------       ----------           --------           --------
      Net increase (decrease) in net assets
         resulting from operations            $  98,043       $  257,685           $ (3,631)          $ 77,451
                                              =========       ==========           ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MSF METLIFE                                MSF METLIFE
                                               CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                                  (CLASS B)            (CLASS B)              (CLASS B)
                                             -------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $     --             $   1,046             $   2,539
                                                  --------             ---------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                    56,051               236,125               136,643
      Administrative charges                         4,659                18,827                10,996
                                                  --------             ---------             ---------
         Total expenses                             60,710               254,952               147,639
                                                  --------             ---------             ---------
            Net investment income (loss)           (60,710)             (253,906)             (145,100)
                                                  --------             ---------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    6,783                18,833                10,158
      Realized gains (losses) on sale of
         investments                                52,356               125,272               298,820
                                                  --------             ---------             ---------
            Net realized gains (losses)             59,139               144,105               308,978
                                                  --------             ---------             ---------
      Change in unrealized gains (losses)
         on investments                             47,336               349,440                30,367
                                                  --------             ---------             ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 45,765             $ 239,639             $ 194,245
                                                  ========             =========             =========

                                                                              MSF
                                               MSF MFS        MSF MFS     OPPENHEIMER
                                             TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              (CLASS B)     (CLASS F)      (CLASS B)
                                             ------------  ------------  -------------
INVESTMENT INCOME:
      Dividends                               $  84,935     $  673,358    $  317,860
                                              ---------     ----------    ----------
EXPENSES:
      Mortality and expense risk
         charges                                 86,694        613,982       622,265
      Administrative charges                      7,040         51,644        53,400
                                              ---------     ----------    ----------
         Total expenses                          93,734        665,626       675,665
                                              ---------     ----------    ----------
            Net investment income (loss)         (8,799)         7,732      (357,805)
                                              ---------     ----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               145,763      1,136,117       527,032
      Realized gains (losses) on sale of
         investments                             35,524        274,520       599,413
                                              ---------     ----------    ----------
            Net realized gains (losses)         181,287      1,410,637     1,126,445
                                              ---------     ----------    ----------
      Change in unrealized gains (losses)
         on investments                        (106,545)      (670,943)      822,708
                                              ---------     ----------    ----------
      Net increase (decrease) in net assets
         resulting from operations            $  65,943     $  747,426    $1,591,348
                                              =========     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MSF        MSF WESTERN ASSET  MSF WESTERN ASSET
                                               T. ROWE PRICE    MANAGEMENT HIGH    MANAGEMENT U.S.            PIMCO VIT
                                             LARGE CAP GROWTH      YIELD BOND         GOVERNMENT             REAL RETURN
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                                 (CLASS B)       (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             ----------------  -----------------  -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $  4,920          $ 755,882           $166,660              $ 174,451
                                                 --------          ---------           --------              ---------
EXPENSES:
      Mortality and expense risk
         charges                                   45,591             40,197             94,528                 65,458
      Administrative charges                        3,941              3,577              9,026                  5,547
                                                 --------          ---------           --------              ---------
         Total expenses                            49,532             43,774            103,554                 71,005
                                                 --------          ---------           --------              ---------
            Net investment income (loss)          (44,612)           712,108             63,106                103,446
                                                 --------          ---------           --------              ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  22,694             64,810                 --                     --
      Realized gains (losses) on sale of
         investments                               27,649             (5,953)            50,596               (699,546)
                                                 --------          ---------           --------              ---------
            Net realized gains (losses)            50,343             58,857             50,596               (699,546)
                                                 --------          ---------           --------              ---------
      Change in unrealized gains (losses)
         on investments                           164,458           (497,478)            43,861                811,182
                                                 --------          ---------           --------              ---------
      Net increase (decrease) in net assets
         resulting from operations               $170,189          $ 273,487           $157,563              $ 215,082
                                                 ========          =========           ========              =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT              PIONEER           PIONEER
                                                  TOTAL RETURN       AMERICA INCOME VCT     BOND VCT
                                                   SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)    (CLASS II) (c)    (CLASS II) (d)
                                             ----------------------  ------------------  --------------
INVESTMENT INCOME:
      Dividends                                    $1,257,131             $368,403          $ 62,589
                                                   ----------             --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                      468,166              139,286            24,197
      Administrative charges                           39,275               12,017             2,059
                                                   ----------             --------          --------
         Total expenses                               507,441              151,303            26,256
                                                   ----------             --------          --------
            Net investment income (loss)              749,690              217,100            36,333
                                                   ----------             --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                   --                --
      Realized gains (losses) on sale of
         investments                                  (84,476)             (93,308)              656
                                                   ----------             --------          --------
            Net realized gains (losses)               (84,476)             (93,308)              656
                                                   ----------             --------          --------
      Change in unrealized gains (losses)
         on investments                             1,029,439              208,007            68,283
                                                   ----------             --------          --------
      Net increase (decrease) in net assets
         resulting from operations                 $1,694,653             $331,799          $105,272
                                                   ==========             ========          ========

                                                  PIONEER             PIONEER             PIONEER
                                             CULLEN VALUE VCT  EMERGING MARKETS VCT  EQUITY INCOME VCT
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                (CLASS II)          (CLASS II)           (CLASS II)
                                             ----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 58,406           $   46,012           $ 303,198
                                                 --------           ----------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                  122,310              238,994             217,290
      Administrative charges                       10,875               20,417              19,814
                                                 --------           ----------           ---------
         Total expenses                           133,185              259,411             237,104
                                                 --------           ----------           ---------
            Net investment income (loss)          (74,779)            (213,399)             66,094
                                                 --------           ----------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            1,370,335             413,833
      Realized gains (losses) on sale of
         investments                               61,965              609,502             265,655
                                                 --------           ----------           ---------
            Net realized gains (losses)            61,965            1,979,837             679,488
                                                 --------           ----------           ---------
      Change in unrealized gains (losses)
         on investments                           291,114            2,768,304            (959,180)
                                                 --------           ----------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $278,300           $4,534,742           $(213,598)
                                                 ========           ==========           =========

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER EQUITY     PIONEER   PIONEER GLOBAL      PIONEER
                                             OPPORTUNITY VCT   FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                             (CLASS II) (c)   (CLASS II)    (CLASS II)      (CLASS II)
                                             ---------------  ----------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  1,204      $121,356     $ 386,732        $726,895
                                                 --------      --------     ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   10,166       203,537        89,961         245,987
      Administrative charges                          858        17,093         7,170          21,477
                                                 --------      --------     ---------        --------
         Total expenses                            11,024       220,630        97,131         267,464
                                                 --------      --------     ---------        --------
            Net investment income (loss)           (9,820)      (99,274)      289,601         459,431
                                                 --------      --------     ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  84,195            --        72,706          13,146
      Realized gains (losses) on sale of
         investments                                9,400       239,790        (3,262)        121,720
                                                 --------      --------     ---------        --------
            Net realized gains (losses)            93,595       239,790        69,444         134,866
                                                 --------      --------     ---------        --------
      Change in unrealized gains (losses)
         on investments                           (18,944)      121,440      (395,188)        (54,625)
                                                 --------      --------     ---------        --------
      Net increase (decrease) in net assets
         resulting from operations               $ 64,831      $261,956     $ (36,143)       $539,672
                                                 ========      ========     =========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON  PIONEER IBBOTSON  PIONEER IBBOTSON
                                                AGGRESSIVE          GROWTH           MODERATE
                                              ALLOCATION VCT    ALLOCATION VCT    ALLOCATION VCT
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                (CLASS II)        (CLASS II)        (CLASS II)
                                             ----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $ 66,113         $   939,850       $  491,128
                                                 --------         -----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   90,830           1,921,363          963,328
      Administrative charges                        7,897             139,506           72,828
                                                 --------         -----------       ----------
         Total expenses                            98,727           2,060,869        1,036,156
                                                 --------         -----------       ----------
            Net investment income (loss)          (32,614)         (1,121,019)        (545,028)
                                                 --------         -----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 161,831           1,714,800          600,089
      Realized gains (losses) on sale of
         investments                               24,928             268,591          307,405
                                                 --------         -----------       ----------
            Net realized gains (losses)           186,759           1,983,391          907,494
                                                 --------         -----------       ----------
      Change in unrealized gains (losses)
         on investments                           (20,808)          1,225,391          938,264
                                                 --------         -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $133,337         $ 2,087,763       $1,300,730
                                                 ========         ===========       ==========

                                                                  PIONEER
                                                 PIONEER       INTERNATIONAL  PIONEER MID CAP
                                             INDEPENDENCE VCT    VALUE VCT       VALUE VCT
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS II)       (CLASS II)      (CLASS II)
                                             ----------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $     --         $ 15,589      $   68,569
                                                 --------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                   38,898           88,008         199,462
      Administrative charges                        3,284            7,572          17,650
                                                 --------         --------      ----------
         Total expenses                            42,182           95,580         217,112
                                                 --------         --------      ----------
            Net investment income (loss)          (42,182)         (79,991)       (148,543)
                                                 --------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           53,857       1,225,256
      Realized gains (losses) on sale of
         investments                               48,691          219,660        (155,109)
                                                 --------         --------      ----------
            Net realized gains (losses)            48,691          273,517       1,070,147
                                                 --------         --------      ----------
      Change in unrealized gains (losses)
         on investments                           109,418          293,415        (602,644)
                                                 --------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $115,927         $486,941      $  318,960
                                                 ========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER
                                              OAK RIDGE    PIONEER         PIONEER
                                              LARGE CAP  REAL ESTATE  SMALL AND MID CAP  PIONEER SMALL
                                             GROWTH VCT   SHARES VCT      GROWTH VCT     CAP VALUE VCT
                                             SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS II)   (CLASS II)    (CLASS II) (c)     (CLASS II)
                                             ----------  -----------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  11,860  $   265,134      $      --       $    40,137
                                              ---------  -----------      ---------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                108,393      178,709         36,597           135,595
      Administrative charges                      9,153       15,770          3,196            11,895
                                              ---------  -----------      ---------       -----------
         Total expenses                         117,546      194,479         39,793           147,490
                                              ---------  -----------      ---------       -----------
            Net investment income (loss)       (105,686)      70,655        (39,793)         (107,353)
                                              ---------  -----------      ---------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                24,157    1,000,336        599,465         1,864,038
      Realized gains (losses) on sale of
         investments                            154,962      259,981         46,841           (93,194)
                                              ---------  -----------      ---------       -----------
            Net realized gains (losses)         179,119    1,260,317        646,306         1,770,844
                                              ---------  -----------      ---------       -----------
      Change in unrealized gains (losses)
         on investments                         273,910   (3,590,805)      (250,221)       (2,363,206)
                                              ---------  -----------      ---------       -----------
      Net increase (decrease) in net assets
         resulting from operations            $ 347,343  $(2,259,833)     $ 356,292       $  (699,715)
                                              =========  ===========      =========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER STRATEGIC                          PUTNAM VT
                                                INCOME VCT      PIONEER VALUE VCT  INTERNATIONAL EQUITY
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                (CLASS II)        (CLASS II) (c)      (CLASS IB) (a)
                                             -----------------  -----------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $1,091,148         $ 170,948            $  20,304
                                                 ----------         ---------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                    366,876            97,174                3,935
      Administrative charges                         31,742             8,039                  345
                                                 ----------         ---------            ---------
         Total expenses                             398,618           105,213                4,280
                                                 ----------         ---------            ---------
            Net investment income (loss)            692,530            65,735               16,024
                                                 ----------         ---------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   116,013           436,783               87,894
      Realized gains (losses) on sale of
         investments                                (17,038)          334,799              194,176
                                                 ----------         ---------            ---------
            Net realized gains (losses)              98,975           771,582              282,070
                                                 ----------         ---------            ---------
      Change in unrealized gains (losses)
         on investments                             104,962          (839,576)            (240,847)
                                                 ----------         ---------            ---------
      Net increase (decrease) in net assets
         resulting from operations               $  896,467         $  (2,259)           $  57,247
                                                 ==========         =========            =========

                                                PUTNAM VT     VAN KAMPEN LIT  VAN KAMPEN LIT
                                             SMALL CAP VALUE     COMSTOCK       ENTERPRISE
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             (CLASS IB) (a)     (CLASS II)      (CLASS II)
                                             ---------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $    82,872      $   225,508       $   290
                                               -----------      -----------       -------
EXPENSES:
      Mortality and expense risk
         charges                                    83,510          256,764         3,167
      Administrative charges                         7,299           21,453           283
                                               -----------      -----------       -------
         Total expenses                             90,809          278,217         3,450
                                               -----------      -----------       -------
            Net investment income (loss)            (7,937)         (52,709)       (3,160)
                                               -----------      -----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,657,447          313,027            --
      Realized gains (losses) on sale of
         investments                             1,067,930          256,135         2,861
                                               -----------      -----------       -------
            Net realized gains (losses)          2,725,377          569,162         2,861
                                               -----------      -----------       -------
      Change in unrealized gains (losses)
         on investments                         (1,726,958)      (1,080,467)       18,831
                                               -----------      -----------       -------
      Net increase (decrease) in net assets
         resulting from operations             $   990,482      $  (564,014)      $18,532
                                               ===========      ===========       =======

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE EQUITY    AIM V.I. UTILITIES    AIM V.I. CAPITAL APPRECIATION
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                             (SERIES II)                 (SERIES I)                  (SERIES II)
                                     ----------------------------  ----------------------  -----------------------------
                                            2007        2006          2007        2006       2007 (a)         2006
                                        ----------  ----------     ----------  ----------    ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (54,306) $  (32,556)    $      958  $   38,151     $   (35,836) $ (101,416)
   Net realized gains (losses)              90,434     306,099        309,002     115,242       1,270,367      73,612
   Change in unrealized gains
      (losses) on investments              156,099     (61,501)       104,574     283,685        (860,370)    244,796
                                        ----------  ----------     ----------  ----------     ---------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   192,227     212,042        414,534     437,078         374,161     216,992
                                        ----------  ----------     ----------  ----------     ---------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 250,258     471,916         70,298      59,667         189,726   1,075,430
   Transfers from other funding
      options                              252,194     137,809        489,719     549,763          81,115     185,268
   Contract charges                           (645)       (596)          (479)       (492)            (12)     (1,856)
   Contract surrenders                    (160,033)   (111,983)      (287,281)    (50,233)       (140,279)   (353,874)
   Transfers to other funding
      options                             (435,352)   (306,337)      (386,673)   (362,468)     (6,273,892)   (256,175)
   Other receipts (payments)               (19,403)    (88,484)        (5,946)         --         (13,525)    (91,172)
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (112,981)    102,325       (120,362)    196,237      (6,156,867)    557,621
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets                      79,246     314,367        294,172     633,315      (5,782,706)    774,613
NET ASSETS:
   Beginning of period                   2,775,926   2,461,559      2,435,790   1,802,475       5,782,706   5,008,093
                                        ----------  ----------     ----------  ----------     -----------  ----------
   End of period                        $2,855,172  $2,775,926     $2,729,962  $2,435,790     $        --  $5,782,706
                                        ==========  ==========     ==========  ==========     ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     ALGER AMERICAN LEVERAGED ALLCAP  AMERICAN FUNDS GLOBAL GROWTH
                                                SUBACCOUNT                     SUBACCOUNT
                                                (CLASS S)                       (CLASS 2)
                                     -------------------------------  ----------------------------
                                             2007        2006             2007           2006
                                         ----------  -----------        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (57,009) $   (40,043)       $   175,269  $  (198,655)
   Net realized gains (losses)              139,677      151,574          1,615,133      244,925
   Change in unrealized gains
      (losses) on investments               669,548      201,553            854,120    3,002,642
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    752,216      313,084          2,644,522    3,048,912
                                         ----------  -----------        -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   87,687      477,849            847,199    1,666,900
   Transfers from other funding
      options                             1,597,258    1,684,045          3,312,367    2,763,912
   Contract charges                            (592)        (552)            (6,264)      (5,806)
   Contract surrenders                     (115,663)    (110,309)          (852,170)    (457,732)
   Transfers to other funding
      options                              (476,352)  (1,437,506)        (2,409,097)  (1,298,656)
   Other receipts (payments)                 (1,569)          --            (93,268)    (125,665)
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,090,769      613,527            798,767    2,542,953
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets                    1,842,985      926,611          3,443,289    5,591,865
NET ASSETS:
   Beginning of period                    2,198,304    1,271,693         20,624,439   15,032,574
                                         ----------  -----------        -----------  -----------
   End of period                         $4,041,289  $ 2,198,304        $24,067,728  $20,624,439
                                         ==========  ===========        ===========  ===========

                                     AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS 2)                    (CLASS 2)
                                     ----------------------------  ------------------------
                                         2007         2006             2007        2006
                                     -----------  -----------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (245,082) $  (178,851)     $  (687,343) $  (615,259)
   Net realized gains (losses)         2,586,012    1,318,982        5,657,274      911,712
   Change in unrealized gains
      (losses) on investments           (842,340)   4,268,292          552,156    3,732,534
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,498,590    5,408,423        5,522,087    4,028,987
                                     -----------  -----------      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               691,131    2,853,550        1,077,045    3,372,148
   Transfers from other funding
      options                          1,405,373    2,243,438        2,251,994    3,014,762
   Contract charges                      (13,277)     (13,796)         (17,483)     (17,689)
   Contract surrenders                (2,207,482)  (1,197,684)      (3,137,802)  (1,438,976)
   Transfers to other funding
      options                         (3,623,052)  (1,897,729)      (4,815,602)  (3,270,390)
   Other receipts (payments)            (146,175)    (243,174)        (244,337)    (132,555)
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,893,482)   1,744,605       (4,886,185)   1,527,300
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets                (2,394,892)   7,153,028          635,902    5,556,287
NET ASSETS:
   Beginning of period                47,375,784   40,222,756       55,143,636   49,587,349
                                     -----------  -----------      -----------  -----------
   End of period                     $44,980,892  $47,375,784      $55,779,538  $55,143,636
                                     ===========  ===========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     CREDIT SUISSE TRUST EMERGING  CREDIT SUISSE TRUST GLOBAL  DREYFUS MIDCAP STOCK
                                                MARKETS                     SMALL CAP                SUBACCOUNT
                                              SUBACCOUNT                   SUBACCOUNT            (SERVICE SHARES)
                                     ----------------------------  --------------------------  ----------------------
                                         2007 (a)      2006              2007       2006          2007        2006
                                       -----------  ----------        ---------  ---------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (30,177) $  (61,741)       $ (15,822) $ (15,799)    $  (83,688) $  (89,666)
   Net realized gains (losses)           1,976,912     201,216           66,303     21,629        597,963     838,871
   Change in unrealized gains
      (losses) on investments           (1,764,857)    997,222          (96,614)    80,799       (513,759)   (482,232)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   181,878   1,136,697          (46,133)    86,629            516     266,973
                                       -----------  ----------        ---------  ---------     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  12,165     431,566           60,413     21,155         69,011     152,491
   Transfers from other funding
      options                              186,099     473,203           79,553    191,638        284,864     535,827
   Contract charges                             --        (991)            (177)      (179)          (793)       (911)
   Contract surrenders                    (119,397)    (92,022)         (65,427)   (68,254)      (142,856)   (237,531)
   Transfers to other funding
      options                           (5,313,314)   (562,378)        (226,145)   (45,560)      (926,334)   (444,195)
   Other receipts (payments)               (12,215)         --               --         --        (28,441)    (22,908)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (5,246,662)    249,378         (151,783)    98,800       (744,549)    (17,227)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets                  (5,064,784)  1,386,075         (197,916)   185,429       (744,033)    249,746
NET ASSETS:
   Beginning of period                   5,064,784   3,678,709          882,503    697,074      5,177,037   4,927,291
                                       -----------  ----------        ---------  ---------     ----------  ----------
   End of period                       $        --  $5,064,784        $ 684,587  $ 882,503     $4,433,004  $5,177,037
                                       ===========  ==========        =========  =========     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      DREYFUS SOCIALLY
                                     RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                         SUBACCOUNT             SUBACCOUNT
                                      (SERVICE SHARES)       (INITIAL SHARES)
                                     ------------------  ------------------------
                                       2007      2006        2007        2006
                                     --------  --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,904) $ (5,783)  $   (9,207) $   (8,373)
   Net realized gains (losses)          9,041     2,647       66,377      18,697
   Change in unrealized gains
      (losses) on investments          11,045    22,235       66,542     306,976
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               15,182    19,099      123,712     317,300
                                     --------  --------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             17,597    15,858       17,156      79,383
   Transfers from other funding
      options                           2,428     5,663       61,681     165,036
   Contract charges                      (148)     (121)      (1,034)     (1,125)
   Contract surrenders                (38,884)  (21,748)    (166,387)    (77,035)
   Transfers to other funding
      options                         (13,060)   (1,077)    (142,297)   (142,204)
   Other receipts (payments)               --    (4,416)     (11,758)         --
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (32,067)   (5,841)    (242,639)     24,055
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets                (16,885)   13,258     (118,927)    341,355
NET ASSETS:
   Beginning of period                296,584   283,326    2,518,813   2,177,458
                                     --------  --------   ----------  ----------
   End of period                     $279,699  $296,584   $2,399,886  $2,518,813
                                     ========  ========   ==========  ==========


                                     DREYFUS VIF DEVELOPING LEADERS  DWS VIT EQUITY 500 INDEX
                                               SUBACCOUNT                   SUBACCOUNT
                                            (INITIAL SHARES)                (CLASS 2)
                                     ------------------------------  ------------------------
                                            2007        2006             2007        2006
                                        -----------  ----------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (100,917) $ (134,380)      $  (42,879) $  (55,557)
   Net realized gains (losses)            1,002,329     695,177          162,027      20,662
   Change in unrealized gains
      (losses) on investments            (1,967,078)   (442,249)          44,325     623,215
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (1,065,666)    118,548          163,473     588,320
                                        -----------  ----------       ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   86,279     437,726            3,345      27,389
   Transfers from other funding
      options                               522,548     640,662        1,175,621     112,781
   Contract charges                          (2,791)     (2,957)            (587)       (656)
   Contract surrenders                     (271,477)   (298,693)         (41,997)    (81,838)
   Transfers to other funding
      options                              (592,305)   (528,175)        (871,172)   (135,734)
   Other receipts (payments)                (19,208)    (22,428)         (10,681)    (26,033)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (276,954)    226,135          254,529    (104,091)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets                   (1,342,620)    344,683          418,002     484,229
NET ASSETS:
   Beginning of period                    8,580,463   8,235,780        5,092,588   4,608,359
                                        -----------  ----------       ----------  ----------
   End of period                        $ 7,237,843  $8,580,463       $5,510,590  $5,092,588
                                        ===========  ==========       ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                          DWS VIT RREEF
                                      REAL ESTATE SECURITIES  DWSI GLOBAL OPPORTUNITIES      DWSII BALANCED
                                            SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  -------------------------  ----------------------
                                         2007        2006          2007        2006         2007        2006
                                     -----------  ----------    ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (68,332) $ (111,255)   $  (35,588) $  (33,699)  $   37,143  $    6,768
   Net realized gains (losses)         1,112,129     249,341       400,316     122,779       65,476      65,242
   Change in unrealized gains
      (losses) on investments         (2,174,650)  1,545,005      (143,574)    466,588       (6,068)    234,008
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (1,130,853)  1,683,091       221,154     555,668       96,551     306,018
                                     -----------  ----------    ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               131,303     222,348        49,013     100,800       23,115     103,256
   Transfers from other funding
      options                            879,316     382,507       663,650     337,936       64,391     218,433
   Contract charges                         (996)     (1,067)         (606)       (656)        (802)       (852)
   Contract surrenders                  (226,584)   (146,142)     (102,144)   (132,508)    (191,713)   (246,646)
   Transfers to other funding
      options                         (1,003,030)   (608,388)     (386,945)   (334,672)    (296,373)   (749,500)
   Other receipts (payments)             (18,685)    (12,192)      (11,968)    (28,574)     (48,538)    (50,787)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (238,676)   (162,934)      211,000     (57,674)    (449,920)   (726,096)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                (1,369,529)  1,520,157       432,154     497,994     (353,369)   (420,078)
NET ASSETS:
   Beginning of period                 6,472,186   4,952,029     3,374,703   2,876,709    4,050,432   4,470,510
                                     -----------  ----------    ----------  ----------   ----------  ----------
   End of period                     $ 5,102,657  $6,472,186    $3,806,857  $3,374,703   $3,697,063  $4,050,432
                                     ===========  ==========    ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          DWSI BOND          DWSI CAPITAL GROWTH     DWSI GROWTH & INCOME      DWSI HEALTH CARE
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                          (CLASS B)               (CLASS B)               (CLASS B)                (CLASS B)
                                     -------------------  ------------------------  ----------------------  ----------------------
                                        2007      2006        2007         2006        2007        2006        2007        2006
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  25,160  $  2,305  $  (136,866) $   (87,489) $  (81,474) $  (65,550) $  (56,871) $  (53,548)
   Net realized gains (losses)         (18,577)      186      227,802      113,520     221,596     149,319     233,453      54,936
   Change in unrealized gains
      (losses) on investments           (7,337)    1,268      646,315      190,167    (193,561)    385,850     103,781     100,207
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (754)    3,759      737,251      216,198     (53,439)    469,619     280,363     101,595
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,590    10,600      115,175       60,795      26,179     144,718      72,070      76,302
   Transfers from other funding
      options                          841,196   111,506      892,287    4,715,576     212,877   2,909,906     252,378     184,219
   Contract charges                       (117)      (43)      (1,750)      (1,000)     (1,406)     (1,164)       (507)       (570)
   Contract surrenders                  (1,535)     (487)    (268,602)    (236,348)   (223,637)   (207,196)   (172,194)   (135,987)
   Transfers to other funding
      options                         (481,178)   (9,618)  (1,516,593)  (1,054,981)   (731,768)   (833,642)   (187,517)   (226,845)
   Other receipts (payments)                --        --      (33,934)     (19,318)    (51,623)     (1,898)     (5,358)     (1,905)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    359,956   111,958     (813,417)   3,464,724    (769,378)  2,010,724     (41,128)   (104,786)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 359,202   115,717      (76,166)   3,680,922    (822,817)  2,480,343     239,235      (3,191)
NET ASSETS:
   Beginning of period                 167,191    51,474    8,019,061    4,338,139   6,943,787   4,463,444   2,653,456   2,656,647
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
   End of period                     $ 526,393  $167,191  $ 7,942,895  $ 8,019,061  $6,120,970  $6,943,787  $2,892,691  $2,653,456
                                     =========  ========  ===========  ===========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII INTERNATIONAL    DWSII STRATEGIC INCOME       DWSII BLUE CHIP
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)               (CLASS B)                 (CLASS B)
                                    ----------------------  -----------------------  ------------------------
                                       2007        2006         2007        2006         2007         2006
                                    ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (3,521) $  (12,611) $   191,413  $  103,134  $   (77,278) $   (85,098)
   Net realized gains (losses)         176,045     177,533        7,506      46,099      787,215      580,480
   Change in unrealized gains
      (losses) on investments          448,543     483,467      (49,877)    156,271     (592,261)     227,321
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               621,067     648,389      149,042     305,504      117,676      722,703
                                    ----------  ----------  -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              74,042      46,169       49,324     161,445      252,399      282,571
   Transfers from other funding
      options                          484,452   2,771,594      909,634   1,006,227    1,976,491    2,065,536
   Contract charges                     (1,089)       (611)        (861)       (918)      (1,339)      (1,489)
   Contract surrenders                (141,779)    (95,007)    (131,166)    (76,213)    (189,422)    (197,040)
   Transfers to other funding
      options                         (599,728)   (738,845)  (1,247,581)   (934,986)  (2,103,228)  (2,341,528)
   Other receipts (payments)           (17,943)    (30,813)     (19,815)    (73,527)     (22,123)     (38,649)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (202,045)  1,952,487     (440,465)     82,028      (87,222)    (230,599)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 419,022   2,600,876     (291,423)    387,532       30,454      492,104
NET ASSETS:
   Beginning of period               5,373,019   2,772,143    5,004,657   4,617,125    5,849,960    5,357,856
                                    ----------  ----------  -----------  ----------  -----------  -----------
   End of period                    $5,792,041  $5,373,019  $ 4,713,234  $5,004,657  $ 5,880,414  $ 5,849,960
                                    ==========  ==========  ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                     DWSII CONSERVATIVE ALLOCATION  DWSII CORE FIXED INCOME
                                               SUBACCOUNT                 SUBACCOUNT
                                               (CLASS B)                   (CLASS B)
                                     -----------------------------  -----------------------
                                          2007           2006          2007         2006
                                     --------------  -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     2,267   $   (81,911)   $  122,271  $   83,220
   Net realized gains (losses)             399,722       102,579        (1,675)    (20,041)
   Change in unrealized gains
      (losses) on investments             (108,886)      594,876        (7,065)     52,161
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   293,103       615,544       113,531     115,340
                                       -----------   -----------    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 221,319       311,420        15,845      88,854
   Transfers from other funding
      options                              453,417     4,471,601       785,188     549,449
   Contract charges                         (2,906)       (2,187)         (981)     (1,168)
   Contract surrenders                    (352,730)     (229,036)     (287,961)   (342,241)
   Transfers to other funding
      options                             (725,040)     (633,025)     (118,628)   (650,079)
   Other receipts (payments)               (98,191)     (231,256)      (32,834)    (15,361)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (504,131)    3,687,517       360,629    (370,546)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets                    (211,028)    4,303,061       474,160    (255,206)
NET ASSETS:
   Beginning of period                  11,228,464     6,925,403     6,243,468   6,498,674
                                       -----------   -----------    ----------  ----------
   End of period                       $11,017,436   $11,228,464    $6,717,628  $6,243,468
                                       ===========   ===========    ==========  ==========

                                                                      DWSII DREMAN
                                     DWSII DAVIS VENTURE VALUE    HIGH RETURN EQUITY
                                             SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                 (CLASS B)
                                     -------------------------  ------------------------
                                         2007         2006          2007         2006
                                     ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (169,578) $ (159,272)  $  (163,279) $  (102,278)
   Net realized gains (losses)            382,548     172,203       521,852      879,283
   Change in unrealized gains
      (losses) on investments             (15,321)  1,038,820    (1,081,781)   1,501,496
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  197,649   1,051,751      (723,208)   2,278,501
                                      -----------  ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                170,877     865,305       382,098      994,796
   Transfers from other funding
      options                           1,249,503     781,176     1,093,502    5,619,090
   Contract charges                        (1,537)     (1,604)       (3,845)      (3,199)
   Contract surrenders                   (195,798)   (342,323)     (669,374)    (491,942)
   Transfers to other funding
      options                            (914,024)   (861,411)   (1,639,374)    (809,419)
   Other receipts (payments)              (20,576)    (35,413)      (74,441)      (7,739)
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       288,445     405,730      (911,434)   5,301,587
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets                    486,094   1,457,481    (1,634,642)   7,580,088
NET ASSETS:
   Beginning of period                  9,722,906   8,265,425    19,165,502   11,585,414
                                      -----------  ----------   -----------  -----------
   End of period                      $10,209,000  $9,722,906   $17,530,860  $19,165,502
                                      ===========  ==========   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          DWSII DREMAN                                         DWSII
                                      SMALL MID CAP VALUE      DWSII GLOBAL THEMATIC  GOVERNMENT & AGENCY SECURITIES
                                            SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                           (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  ----------------------  ------------------------------
                                         2007       2006         2007        2006            2007       2006
                                     -----------  ----------  ----------  ----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (124,106) $ (137,196) $  (83,847) $  (66,983)     $    40,727  $   19,098
   Net realized gains (losses)         1,506,243     817,446     826,108     361,385          (21,291)     (7,930)
   Change in unrealized gains
      (losses) on investments         (1,276,884)  1,024,068    (595,507)    591,591           36,490      18,107
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 105,253   1,704,318     146,754     885,993           55,926      29,275
                                     -----------  ----------  ----------  ----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               211,339     728,868      86,217     107,837              890       1,171
   Transfers from other funding
      options                            483,942     536,892   1,087,936   1,076,736        3,024,759     363,226
   Contract charges                       (1,485)     (1,534)       (784)       (712)            (268)       (334)
   Contract surrenders                  (325,963)   (328,276)   (299,569)   (108,662)         (73,387)    (53,153)
   Transfers to other funding
      options                         (1,569,969)   (817,226)   (499,690)   (445,596)      (3,051,238)   (217,987)
   Other receipts (payments)             (24,710)    (29,530)    (19,347)     (2,688)         (41,964)    (21,792)
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,226,846)     89,194     354,763     626,915         (141,208)     71,131
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets                (1,121,593)  1,793,512     501,517   1,512,908          (85,282)    100,406
NET ASSETS:
   Beginning of period                 9,263,180   7,469,668   4,473,071   2,960,163        1,581,460   1,481,054
                                     -----------  ----------  ----------  ----------      -----------  ----------
   End of period                     $ 8,141,587  $9,263,180  $4,974,588  $4,473,071      $ 1,496,178  $1,581,460
                                     ===========   ========== ==========  ==========      ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)              (CLASS B)
                                     -----------------------  ------------------------
                                        2007         2006        2007         2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (4,859) $  (214,207) $   301,305  $  277,384
   Net realized gains (losses)         1,211,513      401,021      (43,617)      2,658
   Change in unrealized gains
      (losses) on investments           (561,650)   1,655,329     (347,996)    142,710
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 645,004    1,842,143      (90,308)    422,752
                                     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                55,138      495,806       24,466      87,013
   Transfers from other funding
      options                            205,296    1,523,186      854,261     722,951
   Contract charges                       (3,784)      (3,840)      (1,168)     (1,180)
   Contract surrenders                  (756,299)    (417,581)    (197,233)   (224,835)
   Transfers to other funding
      options                         (1,086,012)  (2,005,558)  (1,304,632)   (787,673)
   Other receipts (payments)             (56,189)     (43,691)     (19,899)    (44,621)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,641,850)    (451,678)    (644,205)   (248,345)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                  (996,846)   1,390,465     (734,513)    174,407
NET ASSETS:
   Beginning of period                18,857,212   17,466,747    5,671,489   5,497,082
                                     -----------  -----------  -----------  ----------
   End of period                     $17,860,366  $18,857,212  $ 4,936,976  $5,671,489
                                     ===========  ===========   ==========  ==========

                                     DWSII INTERNATIONAL SELECT EQUITY  DWSII JANUS GROWTH & INCOME
                                                 SUBACCOUNT                     SUBACCOUNT
                                                 (CLASS B)                      (CLASS B)
                                     ---------------------------------  ---------------------------
                                           2007         2006                2007        2006
                                           ----------  ----------         ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $    4,725  $  (21,578)        $  (41,968) $   (44,214)
   Net realized gains (losses)                713,412     164,722             99,507       76,911
   Change in unrealized gains
      (losses) on investments                 (41,110)    789,456             35,667      102,626
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      677,027     932,600             93,206      135,323
                                           ----------  ----------         ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    158,546     316,584             26,379      242,957
   Transfers from other funding
      options                               1,524,879     424,403            124,995      198,633
   Contract charges                              (846)       (843)              (393)        (429)
   Contract surrenders                       (218,109)   (192,475)          (103,554)    (151,025)
   Transfers to other funding
      options                                (803,936)   (548,701)          (343,000)    (269,745)
   Other receipts (payments)                       --      (8,367)           (12,571)     (11,797)
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           660,534      (9,399)          (308,144)       8,594
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets                      1,337,561     923,201           (214,938)     143,917
NET ASSETS:
   Beginning of period                      5,020,613   4,097,412          2,457,650    2,313,733
                                           ----------  ----------         ----------  -----------
   End of period                           $6,358,174  $5,020,613         $2,242,712  $ 2,457,650
                                           ==========  ==========         ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII LARGE CAP VALUE  DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION
                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)              (CLASS B)               (CLASS B)
                                     ----------------------  --------------------  -------------------------
                                        2007        2006        2007       2006        2007          2006
                                     ----------  ----------  ---------  ---------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (21,169) $  (22,954) $ (16,693) $ (15,707) $    39,166   $  (189,091)
   Net realized gains (losses)          179,255      28,146     72,947     26,112      860,335       256,123
   Change in unrealized gains
      (losses) on investments           137,069     322,079    (10,600)    55,324     (360,839)    1,325,633
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                295,155     327,271     45,654     65,729      538,662     1,392,665
                                     ----------  ----------  ---------  ---------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,924      23,870     38,322    106,666      249,220       981,414
   Transfers from other funding
      options                           415,355     102,040    306,532    163,058      592,633     1,273,602
   Contract charges                        (563)       (608)      (203)      (176)      (3,753)       (3,675)
   Contract surrenders                  (92,588)   (118,046)   (31,354)    (5,150)    (598,758)     (501,079)
   Transfers to other funding
      options                          (297,871)   (108,859)  (282,829)  (147,157)    (502,059)   (1,081,913)
   Other receipts (payments)            (24,512)         --         --         --     (479,639)     (245,987)
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       6,745    (101,603)    30,468    117,241     (742,356)      422,362
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets                  301,900     225,668     76,122    182,970     (203,694)    1,815,027
NET ASSETS:
   Beginning of period                2,875,977   2,650,309    888,027    705,057   17,441,676    15,626,649
                                     ----------  ----------  ---------  ---------  -----------   -----------
   End of period                     $3,177,877  $2,875,977  $ 964,149  $ 888,027  $17,237,982   $17,441,676
                                     ==========  ==========  =========  =========  ===========   ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        DWSII MONEY MARKET     DWSII SMALL CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)
                                     ------------------------  ----------------------
                                         2007         2006        2007         2006
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   133,995  $    89,664  $  (64,610) $  (61,628)
   Net realized gains (losses)                --           --     104,459      38,440
   Change in unrealized gains
      (losses) on investments                 --           --      61,972     100,656
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 133,995       89,664     101,821      77,468
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               328,695      410,693      52,832     278,354
   Transfers from other funding
      options                          9,396,879    6,923,741     543,978     292,218
   Contract charges                         (818)        (553)       (623)       (593)
   Contract surrenders                (1,667,639)    (556,025)    (86,258)   (115,485)
   Transfers to other funding
      options                         (8,336,607)  (4,912,150)   (485,589)   (174,585)
   Other receipts (payments)              (8,996)          --     (18,483)     (2,316)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (288,486)   1,865,706       5,857     277,593
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                  (154,491)   1,955,370     107,678     355,061
NET ASSETS:
   Beginning of period                 4,919,873    2,964,503   3,043,223   2,688,162
                                     -----------  -----------  ----------  ----------
   End of period                     $ 4,765,382  $ 4,919,873  $3,150,901  $3,043,223
                                     ===========  ===========  ==========  ==========

                                        DWSII TECHNOLOGY     DWSII TURNER MID CAP GROWTH
                                           SUBACCOUNT                 SUBACCOUNT
                                            (CLASS B)                 (CLASS B)
                                     ----------------------  ---------------------------
                                        2007        2006        2007             2006
                                     ----------  ----------  ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (24,417) $  (25,551) $  (47,373)      $  (43,932)
   Net realized gains (losses)           37,650       7,045     252,342          197,886
   Change in unrealized gains
      (losses) on investments            71,963     (12,584)    260,457          (64,557)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 85,196     (31,090)    465,426           89,397
                                     ----------  ----------  ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               84,458      31,999      40,631           54,542
   Transfers from other funding
      options                           542,361     128,349     347,614          175,552
   Contract charges                        (317)       (409)       (436)            (432)
   Contract surrenders                  (50,185)    (56,542)    (61,014)         (55,413)
   Transfers to other funding
      options                          (307,597)   (198,669)   (313,610)        (202,054)
   Other receipts (payments)             (3,440)    (44,297)     (7,060)              --
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     265,280    (139,569)      6,125          (27,805)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets                  350,476    (170,659)    471,551           61,592
NET ASSETS:
   Beginning of period                1,192,311   1,362,970   2,113,971        2,052,379
                                     ----------  ----------  ----------       ----------
   End of period                     $1,542,787  $1,192,311  $2,585,522       $2,113,971
                                     ==========  ==========  ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       FIDELITY VIP
                                     FIDELITY VIP CONTRAFUND   DYNAMIC CAPITAL APPRECIATION    FIDELITY VIP MID CAP
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                        (SERVICE CLASS 2)            (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                     ------------------------  ----------------------------  ------------------------
                                         2007        2006         2007              2006         2007        2006
                                     -----------  -----------  ----------        ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (277,548) $  (192,375) $  (30,514)       $  (23,164) $  (420,877) $  (461,646)
   Net realized gains (losses)         6,712,248    1,931,773     276,685           108,408    3,086,255    3,233,381
   Change in unrealized gains
      (losses) on investments         (3,121,266)      71,894    (154,341)           66,890      973,936     (258,591)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,313,434    1,811,292      91,830           152,134    3,639,314    2,513,144
                                     -----------  -----------  ----------        ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               310,331    2,032,476       3,180            14,349      592,186    1,679,991
   Transfers from other funding
      options                          2,707,685    2,068,079     234,616           257,160    2,171,755    2,599,742
   Contract charges                       (6,988)      (6,634)       (218)             (184)      (8,956)      (8,895)
   Contract surrenders                  (653,671)    (345,152)    (51,594)          (11,709)    (737,574)    (547,710)
   Transfers to other funding
      options                         (1,832,363)  (1,133,494)   (326,395)         (296,086)  (2,964,944)  (1,869,951)
   Other receipts (payments)             (67,569)     (13,242)         --                --      (17,838)    (114,979)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      457,425    2,602,033    (140,411)          (36,470)    (965,371)   1,738,198
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 3,770,859    4,413,325     (48,581)          115,664    2,673,943    4,251,342
NET ASSETS:
   Beginning of period                22,196,058   17,782,733   1,532,924         1,417,260   27,992,606   23,741,264
                                     -----------  -----------  ----------        ----------  -----------  -----------
   End of period                     $25,966,917  $22,196,058  $1,484,343        $1,532,924  $30,666,549  $27,992,606
                                     ===========  ===========  ==========        ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           FTVIPT FRANKLIN                FTVIPT FRANKLIN
                                     RISING DIVIDENDS SECURITIES  SMALL MID-CAP GROWTH SECURITIES
                                             SUBACCOUNT                     SUBACCOUNT
                                              (CLASS 2)                      (CLASS 2)
                                     ---------------------------  -------------------------------
                                         2007            2006        2007                 2006
                                     -----------     -----------  ----------           ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    72,839     $  (108,097) $ (114,287)          $  (88,042)
   Net realized gains (losses)           528,502         208,846     556,222              103,802
   Change in unrealized gains
      (losses) on investments         (1,279,780)      1,660,377     (13,503)             285,461
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (678,439)      1,761,126     428,432              301,221
                                     -----------     -----------  ----------           ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,163,280       2,022,600     527,309              978,769
   Transfers from other funding
      options                          1,541,454       1,263,572   2,290,289              516,711
   Contract charges                       (3,973)         (3,467)     (2,181)              (1,862)
   Contract surrenders                  (908,661)       (695,092)   (290,955)            (377,784)
   Transfers to other funding
      options                         (2,053,077)       (757,178)   (664,058)            (221,516)
   Other receipts (payments)            (102,326)       (205,445)    (69,625)            (251,313)
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (363,303)      1,624,990   1,790,779              643,005
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets                (1,041,742)      3,386,116   2,219,211              944,226
NET ASSETS:
   Beginning of period                14,539,499      11,153,383   5,109,650            4,165,424
                                     -----------     -----------  ----------           ----------
   End of period                     $13,497,757     $14,539,499  $7,328,861           $5,109,650
                                     ===========     ===========  ==========           ==========

                                            FTVIPT TEMPLETON                   FTVIPT
                                     DEVELOPING MARKETS SECURITIES  TEMPLETON FOREIGN SECURITIES
                                              SUBACCOUNT                     SUBACCOUNT
                                               (CLASS 2)                     (CLASS 2)
                                     -----------------------------  ----------------------------
                                         2007              2006         2007             2006
                                     -----------       -----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    43,650       $  (108,038) $    13,645      $  (126,452)
   Net realized gains (losses)         2,269,169           371,607    1,794,862          228,189
   Change in unrealized gains
      (losses) on investments          1,263,051         2,437,538      802,529        2,882,934
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,575,870         2,701,107    2,611,036        2,984,671
                                     -----------       -----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,641           939,500    1,429,652        1,853,819
   Transfers from other funding
      options                          3,059,905         2,651,594    2,598,997        2,256,695
   Contract charges                       (3,634)           (3,231)      (5,432)          (4,816)
   Contract surrenders                  (507,018)         (111,436)    (789,319)        (489,647)
   Transfers to other funding
      options                         (3,310,951)       (2,179,631)  (3,611,403)      (1,773,034)
   Other receipts (payments)             (64,028)          (31,814)    (181,480)        (166,748)
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (383,085)        1,264,982     (558,985)       1,676,269
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets                 3,192,785         3,966,089    2,052,051        4,660,940
NET ASSETS:
   Beginning of period                14,369,790        10,403,701   19,734,442       15,073,502
                                     -----------       -----------  -----------      -----------
   End of period                     $17,562,575       $14,369,790  $21,786,493      $19,734,442
                                     ===========       ===========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL   JANUS ASPEN GLOBAL       JANUS ASPEN
                                        LIFE SCIENCES         TECHNOLOGY        WORLDWIDE GROWTH
                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      (SERVICE SHARES)     (SERVICE SHARES)     (SERVICE SHARES)
                                     ------------------  --------------------  ------------------
                                       2007      2006       2007       2006      2007      2006
                                     --------  --------  ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,713) $ (4,846) $  (18,222) $(17,695) $ (3,605) $   (686)
   Net realized gains (losses)         14,564     5,662      19,478    13,782     9,782     1,761
   Change in unrealized gains
      (losses) on investments          32,755     9,450     230,422    50,725    10,593    33,524
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               42,606    10,266     231,678    46,812    16,770    34,599
                                     --------  --------  ----------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                523       366       9,733   112,490    45,403       567
   Transfers from other funding
      options                          73,829     2,452   1,711,332   185,486    15,576     4,205
   Contract charges                       (79)     (119)       (326)     (341)      (49)      (56)
   Contract surrenders                (23,019)   (4,246)    (25,888)   (9,889)  (35,099)   (5,976)
   Transfers to other funding
      options                         (25,539)   (1,423)    (69,566)  (91,786)   (3,359)   (1,573)
   Other receipts (payments)               --        --          --   (10,012)       --        --
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    25,715    (2,970)  1,625,285   185,948    22,472    (2,833)
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets                 68,321     7,296   1,856,963   232,760    39,242    31,766
NET ASSETS:
   Beginning of period                237,597   230,301     999,185   766,425   250,705   218,939
                                     --------  --------  ----------  --------  --------  --------
   End of period                     $305,918  $237,597  $2,856,148  $999,185  $289,947  $250,705
                                     ========  ========  ==========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH  LMPVET AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                (CLASS II)
                                     ------------------------  ------------------------
                                           2007 (b)     2006         2007 (b)  2006
                                         -----------  -------      ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (104,025)  $--         $  (94,182)  $--
   Net realized gains (losses)                27,610    --             29,503    --
   Change in unrealized gains
      (losses) on investments               (293,058)   --           (287,503)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                    (369,473)   --           (352,182)   --
                                         -----------   ---         ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   164,743    --            456,837    --
   Transfers from other funding
      options                              8,687,153    --          7,481,772    --
   Contract charges                           (2,233)   --             (2,232)   --
   Contract surrenders                      (193,847)   --           (176,646)   --
   Transfers to other funding
      options                             (1,076,515)   --           (447,656)   --
   Other receipts (payments)                  (5,512)   --            (18,561)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions        7,573,789    --          7,293,514    --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets                     7,204,316    --          6,941,332    --
NET ASSETS:
   Beginning of period                            --    --                 --    --
                                         -----------   ---         ----------   ---
   End of period                         $ 7,204,316   $--         $6,941,332   $--
                                         ===========   ===         ==========   ===

                                     LMPVET APPRECIATION     LMPVET EQUITY INDEX
                                         SUBACCOUNT              SUBACCOUNT
                                          (CLASS I)              (CLASS II)
                                     -------------------  ------------------------
                                         2007 (b)  2006       2007        2006
                                       ----------  ----   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (4,869)  $--   $   (48,783) $   (75,050)
   Net realized gains (losses)            139,279    --       894,449      338,399
   Change in unrealized gains
      (losses) on investments             (89,742)   --      (450,289)   1,293,047
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   44,668    --       395,377    1,556,396
                                       ----------   ---   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,322    --       289,062      769,934
   Transfers from other funding
      options                           1,760,798    --       484,729      684,964
   Contract charges                          (414)   --        (4,857)      (5,339)
   Contract surrenders                    (14,402)   --      (390,577)    (274,607)
   Transfers to other funding
      options                            (135,282)   --    (1,056,406)  (1,127,877)
   Other receipts (payments)              (12,067)   --       (31,531)    (104,436)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,600,955    --      (709,580)     (57,361)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets                  1,645,623    --      (314,203)   1,499,035
NET ASSETS:
   Beginning of period                         --    --    13,421,871   11,922,836
                                       ----------   ---   -----------  -----------
   End of period                       $1,645,623   $--   $13,107,668  $13,421,871
                                       ==========   ===   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET FUNDAMENTAL VALUE     LMPVET INVESTORS     LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                            (CLASS I)                 (CLASS I)               (CLASS I)
                                     ------------------------  ----------------------  -----------------------
                                           2007 (b)  2006         2007        2006         2007 (b)   2006
                                         ----------  ----      ----------  ----------     ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   (4,465) $ --      $  (22,690) $   (8,150)    $  (32,767) $ --
   Net realized gains (losses)              220,983    --         126,649     113,805          2,557    --
   Change in unrealized gains
      (losses) on investments              (471,368)   --         (40,968)    322,155         11,416    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                   (254,850)   --          62,991     427,810        (18,794)   --
                                         ----------  ----      ----------  ----------     ----------  ----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   79,684    --          35,796     237,656         12,532    --
   Transfers from other funding
      options                             4,976,878    --          45,398     134,550      2,666,149    --
   Contract charges                          (1,288)   --            (916)       (921)          (985)   --
   Contract surrenders                     (123,772)   --         (66,142)    (54,063)       (48,331)   --
   Transfers to other funding
      options                               (69,400)   --         (89,608)   (203,055)      (170,943)   --
   Other receipts (payments)                (17,122)   --              --          --             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from contract transactions       4,844,980    --         (75,472)    114,167      2,458,422    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets                    4,590,130    --         (12,481)    541,977      2,439,628    --
NET ASSETS:
   Beginning of period                           --    --       3,092,100   2,550,123             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
   End of period                         $4,590,130  $ --      $3,079,619  $3,092,100     $2,439,628  $ --
                                         ==========  ====      ==========  ==========     ==========  ====

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET SMALL CAP GROWTH                               LMPVPI ALL CAP          LMPVPI ALL CAP
                                            SUBACCOUNT        LMPVET SOCIAL AWARENESS        SUBACCOUNT              SUBACCOUNT
                                             (CLASS I)                SUBACCOUNT             (CLASS I)               (CLASS II)
                                     -----------------------  -----------------------  -----------------------  -------------------
                                        2007         2006         2007        2006       2007 (a)      2006      2007 (a)    2006
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (98,141) $  (95,035)  $    (4,521) $ (11,381)  $   (14,484) $  (22,406) $  (1,258) $    317
   Net realized gains (losses)          441,835     307,334       161,855      2,776       990,488     199,926     24,053     7,676
   Change in unrealized gains
      (losses) on investments            42,975     251,001       (74,669)    56,600      (760,158)    449,181    (11,222)    9,801
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                386,669     463,300        82,665     47,995       215,846     626,701     11,573    17,794
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               80,158     243,120         1,876     57,870        11,997     146,402     20,948   183,253
   Transfers from other funding
      options                           135,820     527,588        17,118     61,974        20,317      80,010        109     2,208
   Contract charges                      (1,701)     (1,740)         (458)      (435)           (4)     (1,225)        --       (18)
   Contract surrenders                 (245,060)   (154,261)       (3,546)    (4,931)      (25,835)    (90,196)      (914)   (1,142)
   Transfers to other funding
      options                          (315,930)   (607,551)       (7,057)   (15,852)   (4,692,179)   (144,839)  (257,046)     (256)
   Other receipts (payments)            (44,926)    (36,982)           --         --       (74,586)         --         --        --
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (391,639)    (29,826)        7,933     98,626    (4,760,290)     (9,848)  (236,903)  184,045
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets                   (4,970)    433,474        90,598    146,621    (4,544,444)    616,853   (225,330)  201,839
NET ASSETS:
   Beginning of period                4,925,899   4,492,425       925,855    779,234     4,544,444   3,927,591    225,330    23,491
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
   End of period                     $4,920,929  $4,925,899   $ 1,016,453  $ 925,855   $        --  $4,544,444  $      --  $225,330
                                     ==========  ==========   ===========  =========   ===========  ==========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                      LMPVPII GROWTH AND INCOME    LMPVPI LARGE CAP GROWTH   LMPVPII AGGRESSIVE GROWTH
                                             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             (CLASS I)                   (CLASS I)                    (CLASS I)
                                     --------------------------  --------------------------  --------------------------
                                       2007 (a)        2006         2007 (a)        2006       2007 (a)        2006
                                     ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (9,183)  $  (23,196)   $   (16,411)   $  (49,824)  $   (52,997)  $ (163,818)
   Net realized gains (losses)           348,685       21,591        393,380        29,137     1,927,125      143,032
   Change in unrealized gains
      (losses) on investments           (267,009)     156,564       (271,145)       81,311    (1,587,920)     716,481
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  72,493      154,959        105,824        60,624       286,208      695,695
                                     -----------   ----------    -----------    ----------   -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,393       29,453         36,032       133,332        69,005      773,934
   Transfers from other funding
      options                              3,948       67,774         14,217       149,840       187,437      339,982
   Contract charges                           (5)        (436)            --        (1,019)           (7)      (2,690)
   Contract surrenders                    (9,348)     (39,034)       (41,194)      (31,012)      (73,333)    (194,003)
   Transfers to other funding
      options                         (1,758,647)     (26,288)    (2,691,716)     (354,249)   (8,839,010)    (737,160)
   Other receipts (payments)                  --       (6,526)       (33,971)           --       (91,762)     (66,802)
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,742,659)      24,943     (2,716,632)     (103,108)   (8,747,670)     113,261
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets                (1,670,166)     179,902     (2,610,808)      (42,484)   (8,461,462)     808,956
NET ASSETS:
   Beginning of period                 1,670,166    1,490,264      2,610,808     2,653,292     8,461,462    7,652,506
                                     -----------   ----------    -----------    ----------   -----------   ----------
   End of period                     $        --   $1,670,166    $        --    $2,610,808   $        --   $8,461,462
                                     ===========   ==========    ===========    ==========   ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII AGGRESSIVE GROWTH    LMPVET CAPITAL AND INCOME
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS II)                 (CLASS II)
                                     --------------------------  --------------------------
                                       2007 (a)        2006        2007 (b)        2006
                                     ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (43,131)   $ (120,910)   $   (1,938)       $--
   Net realized gains (losses)         1,428,336       118,217       765,601         --
   Change in unrealized gains
      (losses) on investments         (1,154,276)      503,219      (770,491)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from operations                 230,929       500,526        (6,828)        --
                                     -----------    ----------    ----------        ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               187,589     1,785,627       254,815         --
   Transfers from other funding
      options                            246,145       427,438     4,884,900         --
   Contract charges                          (17)       (1,954)       (1,383)        --
   Contract surrenders                  (153,377)     (277,122)     (101,451)        --
   Transfers to other funding
      options                         (7,603,394)     (502,030)     (222,524)        --
   Other receipts (payments)             (39,460)      (12,664)      (26,556)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,362,514)    1,419,295     4,787,801         --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets                (7,131,585)    1,919,821     4,780,973         --
NET ASSETS:
   Beginning of period                 7,131,585     5,211,764            --         --
                                     -----------    ----------    ----------        ---
   End of period                     $        --    $7,131,585    $4,780,973        $--
                                     ===========    ==========    ==========        ===

                                                                       LMPVPI TOTAL RETURN
                                     LMPVIT ADJUSTABLE RATE INCOME         SUBACCOUNT
                                              SUBACCOUNT                   (CLASS II)
                                     -----------------------------  -------------------------
                                          2007           2006         2007 (a)       2006
                                     ------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   64,288      $   70,619    $    (1,113)  $   13,187
   Net realized gains (losses)            (1,954)          3,332        422,705      108,496
   Change in unrealized gains
      (losses) on investments            (72,946)         (8,331)      (299,259)     253,320
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (10,612)         65,620        122,333      375,003
                                      ----------      ----------    -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,416         121,892        187,846    1,347,454
   Transfers from other funding
      options                            112,197         868,401        100,687      258,080
   Contract charges                         (668)           (777)            (4)      (1,163)
   Contract surrenders                  (127,793)        (76,086)      (132,480)    (102,544)
   Transfers to other funding
      options                           (476,238)       (893,533)    (4,547,209)     (90,927)
   Other receipts (payments)             (15,802)       (561,193)       (25,986)     (82,439)
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (506,888)       (541,296)    (4,417,146)   1,328,461
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets                  (517,500)       (475,676)    (4,294,813)   1,703,464
NET ASSETS:
   Beginning of period                 2,941,227       3,416,903      4,294,813    2,591,349
                                      ----------      ----------    -----------   ----------
   End of period                      $2,423,727      $2,941,227    $        --   $4,294,813
                                      ==========      ==========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                             LORD ABBETT               LORD ABBETT            MIST BATTERYMARCH
                                          GROWTH AND INCOME           MID-CAP VALUE             MID-CAP STOCK
                                             SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                             (CLASS VC)                (CLASS VC)                 (CLASS A)
                                     -------------------------  -------------------------  ----------------------
                                       2007 (a)       2006         2007 (a)       2006        2007       2006 (c)
                                     ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (96,432) $  (100,159) $    (84,052) $  (186,978) $  (87,638) $  (66,133)
   Net realized gains (losses)          2,133,663      527,878     2,182,490    1,090,747     672,887     (21,896)
   Change in unrealized gains
      (losses) on investments          (1,472,754)   1,484,319      (801,611)     292,716    (362,707)   (191,425)
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  564,477    1,912,038     1,296,827    1,196,485     222,542    (279,454)
                                     ------------  -----------  ------------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 90,915      578,596        48,049      445,233      81,108      19,891
   Transfers from other funding
      options                              97,809    1,074,212       155,235      765,592     262,383   5,764,668
   Contract charges                           (14)      (4,278)           (8)      (3,745)     (1,336)     (1,369)
   Contract surrenders                    (68,038)    (240,488)     (106,862)    (386,799)   (187,607)    (60,583)
   Transfers to other funding
      options                         (15,670,309)    (574,292)  (14,405,873)  (1,549,227)   (331,657)   (175,130)
   Other receipts (payments)              (49,700)     (82,956)      (24,442)     (76,270)    (17,800)         --
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (15,599,337)     750,794   (14,333,901)    (805,216)   (194,909)  5,547,477
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                (15,034,860)   2,662,832   (13,037,074)     391,269      27,633   5,268,023
NET ASSETS:
   Beginning of period                 15,034,860   12,372,028    13,037,074   12,645,805   5,268,023          --
                                     ------------  -----------  ------------  -----------  ----------  ----------
   End of period                     $         --  $15,034,860  $         --  $13,037,074  $5,295,656  $5,268,023
                                     ============  ===========  ============  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                             SUBACCOUNT                  SUBACCOUNT
                                             (CLASS A)                   (CLASS E)
                                     -------------------------  -----------------------------
                                          2007       2006 (c)      2007 (b)         2006
                                     ------------  -----------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   362,912   $  (66,719)   $  (62,893)        $--
   Net realized gains (losses)            (4,093)       5,441        15,733          --
   Change in unrealized gains
      (losses) on investments           (523,685)     316,030        38,779          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from operations                (164,866)     254,752        (8,381)         --
                                     -----------   ----------    ----------         ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                87,026       55,615         8,627          --
   Transfers from other funding
      options                          8,090,752    5,238,239     5,176,381          --
   Contract charges                       (3,753)      (1,443)         (950)         --
   Contract surrenders                  (407,005)     (91,532)     (123,211)         --
   Transfers to other funding
      options                         (1,143,630)    (179,465)     (800,688)         --
   Other receipts (payments)                  --       (9,637)           --          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    6,623,390    5,011,777     4,260,159          --
      Net increase (decrease)
         in net assets                 6,458,524    5,266,529     4,251,778          --
NET ASSETS:
   Beginning of period                 5,266,529           --            --          --
                                     -----------   ----------    ----------         ---
   End of period                     $11,725,053   $5,266,529    $4,251,778         $--
                                     ===========   ==========    ==========         ===

                                     MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                              SUBACCOUNT                    SUBACCOUNT
                                              (CLASS A)                     (CLASS A)
                                     -----------------------------  ---------------------------
                                        2007 (a)       2006 (c)         2007         2006 (c)
                                     ------------  ---------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     2,468     $  (63,236)     $  (9,944)     $  (1,264)
   Net realized gains (losses)           549,289         (7,192)        14,999          4,574
   Change in unrealized gains
      (losses) on investments           (323,399)       323,399        (23,082)        21,871
                                     -----------     ----------      ---------      ---------
   Net increase (decrease)
      in net assets resulting
      from operations                    228,358        252,971        (18,027)        25,181
                                     -----------     ----------      ---------      ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,418         37,948          1,480          4,113
   Transfers from other funding
      options                             16,864      4,904,678        431,456        476,434
   Contract charges                           (4)        (1,008)          (129)           (47)
   Contract surrenders                   (28,141)       (28,802)       (13,972)        (3,486)
   Transfers to other funding
      options                         (5,107,379)      (238,238)      (273,000)      (130,998)
   Other receipts (payments)             (23,618)       (23,047)            --             --
                                     -----------     ----------      ---------      ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,132,860)     4,651,531        145,835        346,016
      Net increase (decrease)
         in net assets                (4,904,502)     4,904,502        127,808        371,197
NET ASSETS:
   Beginning of period                 4,904,502             --        371,197             --
                                     -----------     ----------      ---------      ---------
   End of period                     $        --     $4,904,502      $ 499,005      $ 371,197
                                     ===========     ==========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                                       MIST HARRIS OAKMARK
                                          INTERNATIONAL           MIST JANUS FORTY     MIST LAZARD MID-CAP
                                            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                            (CLASS A)                 (CLASS A)             (CLASS B)
                                     -----------------------  -----------------------  -------------------
                                         2007      2006 (c)       2007      2006 (c)      2007 (b)  2006
                                     -----------  ----------  -----------  ----------     --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (76,379) $  (67,019) $  (157,751) $ (105,402)    $ (6,119)  $--
   Net realized gains (losses)           694,855      (1,133)   1,475,324     (30,905)      (1,201)   --
   Change in unrealized gains
      (losses) on investments           (855,323)    626,947      957,135     302,770      (54,598)   --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                (236,847)    558,795    2,274,708     166,463      (61,918)   --
                                     -----------  ----------  -----------  ----------     --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               141,470      35,614      192,817     250,526          636    --
   Transfers from other funding
      options                          2,645,124   6,166,803      862,175   8,746,409      510,526    --
   Contract charges                       (1,858)     (1,545)      (2,679)     (2,875)        (117)   --
   Contract surrenders                  (328,060)   (103,008)    (189,053)   (142,853)      (6,282)   --
   Transfers to other funding
      options                         (1,221,885)   (375,036)    (816,721)   (708,739)     (12,906)   --
   Other receipts (payments)             (44,395)    (14,979)      (3,125)    (16,498)          --    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,190,396   5,707,849       43,414   8,125,970      491,857    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets                   953,549   6,266,644    2,318,122   8,292,433      429,939    --
NET ASSETS:
   Beginning of period                 6,266,644          --    8,292,433          --           --    --
                                     -----------  ----------  -----------  ----------     --------   ---
   End of period                     $ 7,220,193  $6,266,644  $10,610,555  $8,292,433     $429,939   $--
                                     ===========  ==========  ===========  ==========     ========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS     MIST LORD ABBETT
                                          MANAGED ASSETS           BOND DEBENTURE
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)               (CLASS A)
                                     ------------------------  ----------------------
                                         2007      2006 (c)       2007      2006 (c)
                                      ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   18,593  $  (54,382)  $  149,659  $  (46,782)
   Net realized gains (losses)           377,258         953       54,405       2,671
   Change in unrealized gains
      (losses) on investments           (213,538)    270,959       (8,594)    212,983
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 182,313     217,530      195,470     168,872
                                      ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                79,059      50,315       21,154      23,661
   Transfers from other funding
      options                             63,859   4,337,962      715,209   4,200,812
   Contract charges                       (1,290)     (1,350)        (762)       (809)
   Contract surrenders                  (105,365)    (93,707)    (221,633)   (135,709)
   Transfers to other funding
      options                            (80,450)   (202,234)    (735,471)   (153,144)
   Other receipts (payments)             (67,929)         --      (22,734)    (67,176)
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (112,116)  4,090,986     (244,237)  3,867,635
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                    70,197   4,308,516      (48,767)  4,036,507
NET ASSETS:
   Beginning of period                 4,308,516          --    4,036,507          --
                                      ----------  ----------   ----------  ----------
   End of period                      $4,378,713  $4,308,516   $3,987,740  $4,036,507
                                      ==========  ==========   ==========  ==========

                                         MIST LORD ABBETT         MIST LORD ABBETT
                                         GROWTH AND INCOME         MID-CAP VALUE
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)               (CLASS B)
                                     ------------------------  ---------------------
                                         2007       2006 (c)       2007     2006 (c)
                                     -----------  -----------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (307,043) $  (169,137) $  (179,502) $   (663)
   Net realized gains (losses)           839,233        6,359      (33,352)      298
   Change in unrealized gains
      (losses) on investments           (502,781)   1,219,016   (1,251,102)   11,651
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  29,409    1,056,238   (1,463,956)   11,286
                                     -----------  -----------  -----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
   from contract owners                  422,190      254,487      282,477     9,360
   Transfers from other funding
   options                            16,154,195   14,753,303   14,872,203    94,632
   Contract charges                       (7,313)      (3,557)      (3,641)      (14)
   Contract surrenders                  (914,445)    (222,994)    (380,700)      (27)
   Transfers to other funding
   options                            (2,388,078)    (427,718)  (1,108,221)   (8,536)
   Other receipts (payments)            (131,414)     (65,404)     (27,436)       --
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,135,135   14,288,117   13,634,682    95,415
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets                13,164,544   15,344,355   12,170,726   106,701
NET ASSETS:
   Beginning of period                15,344,355           --      106,701        --
                                     -----------  -----------  -----------  --------
   End of period                     $28,508,899  $15,344,355  $12,277,427  $106,701
                                     ===========  ===========  ===========  ========

   The accompanying notes are an integral part of these financial statements.

                                          MIST MET/AIM           MIST MET/AIM          MIST MET/AIM
                                      CAPITAL APPRECIATION   CAPITAL APPRECIATION    SMALL CAP GROWTH
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           (CLASS A)               (CLASS E)             (CLASS A)
                                     ----------------------  --------------------  --------------------
                                       2007        2006 (c)   2007 (b)     2006      2007      2006 (c)
                                     ----------  ----------  ----------  --------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (53,279) $  (30,846) $  (85,415)   $--   $  (6,399)   $ (1,853)
   Net realized gains (losses)           (4,092)    326,069      10,334     --       8,882       1,773
   Change in unrealized gains
      (losses) on investments           324,540    (341,583)    254,599     --       6,763       1,191
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                267,169     (46,360)    179,518     --       9,246       1,111
                                     ----------  ----------  ----------    ---   ---------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               24,862      80,148     357,872     --      16,125      21,371
   Transfers from other funding
      options                            97,793   2,894,147   7,018,014     --     424,491     171,589
   Contract charges                        (828)       (862)     (2,145)    --        (149)        (47)
   Contract surrenders                  (87,925)   (127,104)   (153,563)    --     (47,333)       (124)
   Transfers to other funding
      options                          (141,717)    (38,026)   (607,457)    --    (153,154)     (3,738)
   Other receipts (payments)            (22,750)         --     (15,522)    --          --          --
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (130,565)  2,808,303   6,597,199     --     239,980     189,051
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets                  136,604   2,761,943   6,776,717     --     249,226     190,162
NET ASSETS:
   Beginning of period                2,761,943          --          --     --     190,162          --
                                     ----------  ----------  ----------    ---   ---------    --------
   End of period                     $2,898,547  $2,761,943  $6,776,717    $--   $ 439,388    $190,162
                                     ==========  ==========  ==========    ===   =========    ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST MFS EMERGING  MIST MFS RESEARCH                            MIST NEUBERGER BERMAN
                                      MARKETS EQUITY      INTERNATIONAL         MIST MFS VALUE            REAL ESTATE
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)          (CLASS B)              (CLASS A)               (CLASS A)
                                     -----------------  -----------------  ----------------------  -------------------------
                                      2007 (b)   2006     2007 (b)   2006      2007      2006 (c)      2007        2006 (c)
                                     ----------  -----  ----------  -----  ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (70,691)  $--   $  (14,724)   $--  $ (174,151) $    1,035  $  (128,956)  $  (207,599)
   Net realized gains (losses)          108,210    --        2,006     --     272,309     336,978    1,687,251       110,595
   Change in unrealized gains
      (losses) on investments         1,139,133    --       65,605     --     358,674     409,706   (4,223,659)    3,263,550
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,176,652    --       52,887     --     456,832     747,719   (2,665,364)    3,166,546
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              153,442    --       36,430     --     198,113     203,620      304,935       373,442
   Transfers from other funding
      options                         5,634,569    --    2,034,165     --   1,889,901   7,707,291    1,886,078    15,945,212
   Contract charges                        (972)   --         (240)    --      (2,274)     (1,982)      (4,986)       (5,793)
   Contract surrenders                 (144,427)   --      (20,060)    --    (397,118)   (280,806)    (816,985)     (396,766)
   Transfers to other funding
      options                          (797,616)   --      (67,308)    --    (970,813)   (290,136)  (3,572,093)   (1,130,589)
   Other receipts (payments)             (3,094)   --           --     --     (43,967)         --      (60,739)      (45,594)
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   4,841,902    --    1,982,987     --     673,842   7,337,987   (2,263,790)   14,739,912
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets                6,018,554    --    2,035,874     --   1,130,674   8,085,706   (4,929,154)   17,906,458
NET ASSETS:
   Beginning of period                       --    --           --     --   8,085,706          --   17,906,458            --
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
   End of period                     $6,018,554   $--   $2,035,874    $--  $9,216,380  $8,085,706  $12,977,304   $17,906,458
                                     ==========   ===   ==========    ===  ==========  ==========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER     MIST PIMCO INFLATION
                                      CAPITAL APPRECIATION      PROTECTED BOND        MIST PIONEER FUND
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)              (CLASS A)               (CLASS A)
                                     ----------------------  --------------------  ----------------------
                                        2007      2006 (c)       2007 (b)   2006      2007      2006 (c)
                                     ----------  ----------    -----------  ----   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (116,761) $  (64,493)   $  (150,694)  $--   $  (13,786) $  (16,608)
   Net realized gains (losses)          432,496     (16,184)        24,102    --       59,189       1,161
   Change in unrealized gains
      (losses) on investments           335,584     167,915        810,364    --        1,961     108,210
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                651,319      87,238        683,772    --       47,364      92,763
                                     ----------  ----------    -----------   ---   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              488,980     712,505         45,265    --          954       7,313
   Transfers from other funding
      options                         1,288,621   5,437,258     12,489,099    --      109,093   1,298,290
   Contract charges                      (1,868)     (1,758)        (3,187)   --         (285)       (285)
   Contract surrenders                 (294,736)   (114,790)      (363,615)   --     (145,415)    (18,744)
   Transfers to other funding
      options                          (867,024)   (416,857)      (861,169)   --     (283,051)    (11,965)
   Other receipts (payments)            (72,172)    (86,889)       (13,282)   --           --          --
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     541,801   5,529,469     11,293,111    --     (318,704)  1,274,609
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets                1,193,120   5,616,707     11,976,883    --     (271,340)  1,367,372
NET ASSETS:
   Beginning of period                5,616,707          --             --    --    1,367,372          --
                                     ----------  ----------    -----------   ---   ----------  ----------
   End of period                     $6,809,827  $5,616,707    $11,976,883   $--   $1,096,032  $1,367,372
                                     ==========  ==========    ===========   ===   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                    SUBACCOUNT
                                             (CLASS A)                     (CLASS A)
                                     --------------------------  -----------------------------
                                          2007 (a)  2006 (c)            2007      2006 (c)
                                         ---------  --------         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $    (912) $ (4,242)        $ (115,724) $  311,067
   Net realized gains (losses)              70,390     6,556             23,086       8,461
   Change in unrealized gains
      (losses) on investments              (22,913)   22,913            511,935     (29,805)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    46,565    25,227            419,297     289,723
                                         ---------  --------         ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   4,944    25,261             61,431      73,463
   Transfers from other funding
      options                                3,524   460,166          1,049,246   9,487,051
   Contract charges                             --      (111)            (2,162)     (2,307)
   Contract surrenders                        (440)   (4,588)          (321,785)   (130,452)
   Transfers to other funding
      options                             (521,123)   (4,333)          (760,979)   (450,839)
   Other receipts (payments)                    --   (35,092)           (33,357)    (81,419)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (513,095)  441,303             (7,606)  8,895,497
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets                    (466,530)  466,530            411,691   9,185,220
NET ASSETS:
   Beginning of period                     466,530        --          9,185,220          --
                                         ---------  --------         ----------  ----------
   End of period                         $      --  $466,530         $9,596,911  $9,185,220
                                         =========  ========         ==========  ==========

                                         MIST THIRD AVENUE          MSF BLACKROCK
                                          SMALL CAP VALUE         AGGRESSIVE GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS D)
                                     ------------------------  ----------------------
                                         2007       2006 (c)      2007      2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (297,607) $   (99,480) $ (100,116) $  (60,848)
   Net realized gains (losses)           672,144       (2,289)     49,747      (9,735)
   Change in unrealized gains
      (losses) on investments         (2,462,404)     373,765     926,137     (51,592)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (2,087,867)     271,996     875,768    (122,175)
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,010      146,388      93,087      40,666
   Transfers from other funding
      options                         16,622,982   12,096,576     551,620   5,191,371
   Contract charges                       (8,108)      (1,758)     (1,397)     (1,400)
   Contract surrenders                (1,108,507)    (244,609)   (229,644)   (101,681)
   Transfers to other funding
      options                         (2,530,412)    (167,558)   (324,716)   (100,328)
   Other receipts (payments)             (61,732)          --     (33,630)    (19,625)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,356,233   11,829,039      55,320   5,009,003
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                11,268,366   12,101,035     931,088   4,886,828
NET ASSETS:
   Beginning of period                12,101,035           --   4,886,828          --
                                     -----------  -----------  ----------  ----------
   End of period                     $23,369,401  $12,101,035  $5,817,916  $4,886,828
                                     ===========  ===========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                     MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET      MSF FI LARGE CAP
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                            (CLASS A)                   (CLASS A)                    (CLASS A)
                                     -------------------------  ----------------------------  ----------------------
                                         2007       2006 (c)         2007          2006 (c)     2007        2006 (c)
                                      ----------  ----------    ------------    ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  107,100  $ (104,100)   $    835,049    $    427,746  $  (86,260) $  (61,579)
   Net realized gains (losses)            40,283       8,614              --              --     332,871     (12,487)
   Change in unrealized gains
      (losses) on investments            205,044     382,878              --              --    (148,568)    123,803
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 352,427     287,392         835,049         427,746      98,043      49,737
                                      ----------  ----------    ------------    ------------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                56,851     280,480       4,632,317       5,472,436      72,653      38,880
   Transfers from other funding
      options                            724,406   8,297,101      30,971,588      29,303,741      78,907   5,006,130
   Contract charges                       (2,792)     (2,933)         (7,170)         (6,114)     (1,377)     (1,448)
   Contract surrenders                  (420,040)   (128,907)     (6,319,569)     (1,082,926)   (292,225)    (81,878)
   Transfers to other funding
      options                           (365,389)   (452,070)    (18,346,813)    (11,000,839)   (226,509)   (147,673)
   Other receipts (payments)             (80,708)    (94,947)       (214,864)       (127,971)    (38,133)         --
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (87,672)  7,898,724      10,715,489      22,558,327    (406,684)  4,814,011
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets                   264,755   8,186,116      11,550,538      22,986,073    (308,641)  4,863,748
NET ASSETS:
   Beginning of period                 8,186,116          --      22,986,073              --   4,863,748          --
                                      ----------  ----------    ------------    ------------  ----------  ----------
   End of period                      $8,450,871  $8,186,116    $ 34,536,611    $ 22,986,073  $4,555,107  $4,863,748
                                      ==========  ==========    ============    ============  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF METLIFE AGGRESSIVE
                                        MSF FI VALUE LEADERS          ALLOCATION
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS D)                 (CLASS B)
                                     ------------------------  -----------------------
                                        2007       2006 (c)      2007         2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (129,129) $  (141,256) $  (40,949) $  (20,880)
   Net realized gains (losses)         1,048,151       (5,539)     24,075      (1,689)
   Change in unrealized gains
      (losses) on investments           (661,337)     399,189      13,243     111,994
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 257,685      252,394      (3,631)     89,425
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               320,866      180,953      57,981      50,481
   Transfers from other funding
      options                            351,739   11,075,041     575,785   1,661,481
   Contract charges                       (3,281)      (3,406)     (1,079)       (726)
   Contract surrenders                  (315,656)    (208,579)    (35,823)    (40,728)
   Transfers to other funding
      options                           (608,769)    (189,704)   (201,104)     (4,383)
   Other receipts (payments)              (1,851)     (30,376)         --     (89,561)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (256,952)  10,823,929     395,760   1,576,564
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                       733   11,076,323     392,129   1,665,989
NET ASSETS:
   Beginning of period                11,076,323           --   1,665,989          --
                                     -----------  -----------  ----------  ----------
   End of period                     $11,077,056  $11,076,323  $2,058,118  $1,665,989
                                     ===========  ===========  ==========  ==========

                                     MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                            ALLOCATION         TO MODERATE ALLOCATION
                                            SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                (CLASS B)
                                     ------------------------  ------------------------
                                       2007       2006 (c)       2007        2006 (c)
                                      ----------  ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (48,656) $  (33,674)  $   (60,710) $  (22,538)
   Net realized gains (losses)            60,727       5,248        59,139         (50)
   Change in unrealized gains
      (losses) on investments             65,380     143,963        47,336     111,973
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  77,451     115,537        45,765      89,385
                                      ----------  ----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,576      17,222       267,277      71,199
   Transfers from other funding
      options                            897,600   2,611,576     3,107,057   1,878,219
   Contract charges                         (393)       (351)       (1,036)       (829)
   Contract surrenders                   (75,345)    (44,508)   (1,341,761)    (11,382)
   Transfers to other funding
      options                           (800,265)     (4,759)      (76,792)     (1,602)
   Other receipts (payments)                  --          --            --     (85,875)
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       27,173   2,579,180     1,954,745   1,849,730
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets                   104,624   2,694,717     2,000,510   1,939,115
NET ASSETS:
   Beginning of period                 2,694,717          --     1,939,115          --
                                      ----------  ----------   -----------  ----------
   End of period                      $2,799,341  $2,694,717   $ 3,939,625  $1,939,115
                                      ==========  ==========   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF METLIFE        MSF METLIFE MODERATE TO
                                        MODERATE ALLOCATION     AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)                (CLASS B)               (CLASS B)
                                     ------------------------  -----------------------  ----------------------
                                         2007       2006 (c)       2007      2006 (c)      2007      2006 (c)
                                     -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (253,906) $  (141,228) $  (145,100) $  (90,249) $   (8,799) $  (51,904)
   Net realized gains (losses)           144,105      (14,208)     308,978     (32,440)    181,287       5,810
   Change in unrealized gains
      (losses) on investments            349,440      691,802       30,367     481,484    (106,545)    306,914
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 239,639      536,366      194,245     358,795      65,943     260,820
                                     -----------  -----------  -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               287,039      314,604      262,356     114,877     439,275      55,068
   Transfers from other funding
      options                          2,385,272   10,944,813    1,582,231   7,151,786   1,318,592   4,199,867
   Contract charges                       (3,170)      (2,456)      (2,790)     (2,017)       (888)       (881)
   Contract surrenders                  (434,510)    (197,497)    (215,285)    (63,866)   (198,893)    (54,601)
   Transfers to other funding
      options                           (856,998)    (295,564)  (1,981,551)   (474,430)   (305,811)   (260,197)
   Other receipts (payments)             (98,739)    (174,610)    (250,147)         --     (32,325)     (1,847)
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,278,894   10,589,290     (605,186)  6,726,350   1,219,950   3,937,409
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 1,518,533   11,125,656     (410,941)  7,085,145   1,285,893   4,198,229
NET ASSETS:
   Beginning of period                11,125,656           --    7,085,145          --   4,198,229          --
                                     -----------  -----------  -----------  ----------  ----------  ----------
   End of period                     $12,644,189  $11,125,656  $ 6,674,204  $7,085,145  $5,484,122  $4,198,229
                                     ===========  ===========  ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF OPPENHEIMER
                                       MSF MFS TOTAL RETURN          GLOBAL EQUITY
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS F)                 (CLASS B)
                                     ------------------------  ------------------------
                                         2007       2006 (c)       2007       2006 (c)
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     7,732  $  (432,641) $  (357,805) $  (407,254)
   Net realized gains (losses)         1,410,637       42,006    1,126,445      (74,812)
   Change in unrealized gains
      (losses) on investments           (670,943)   2,583,830      822,708    2,222,408
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 747,426    2,193,195    1,591,348    1,740,342
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               401,822      813,564    1,181,304    1,515,439
   Transfers from other funding
      options                          1,187,260   33,494,651    1,334,790   34,564,009
   Contract charges                      (11,007)     (11,377)      (8,879)      (8,617)
   Contract surrenders                (1,123,813)    (648,058)  (1,161,257)    (456,742)
   Transfers to other funding
      options                         (2,161,949)  (1,274,183)  (4,691,124)  (2,117,664)
   Other receipts (payments)            (141,822)    (139,316)     (86,026)    (124,128)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,849,509)  32,235,281   (3,431,192)  33,372,297
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,102,083)  34,428,476   (1,839,844)  35,112,639
NET ASSETS:
   Beginning of period                34,428,476           --   35,112,639           --
                                     -----------  -----------  -----------  -----------
   End of period                     $33,326,393  $34,428,476  $33,272,795  $35,112,639
                                     ===========  ===========  ===========  ===========

                                                                   MSF WESTERN
                                        MSF T. ROWE PRICE        ASSET MANAGEMENT
                                        LARGE CAP GROWTH         HIGH YIELD BOND
                                           SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)               (CLASS A)
                                     ----------------------  -----------------------
                                        2007      2006 (c)     2007 (a)    2006 (c)
                                     ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (44,612) $  (31,862) $   712,108  $  (88,498)
   Net realized gains (losses)           50,343       6,115       58,857      13,376
   Change in unrealized gains
      (losses) on investments           164,458     194,772     (497,478)    497,478
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                170,189     169,025      273,487     422,356
                                     ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               11,586       1,362       39,841      95,216
   Transfers from other funding
      options                           246,254   2,626,077      398,977   7,409,746
   Contract charges                        (392)       (470)         (14)     (2,551)
   Contract surrenders                 (104,152)    (51,035)     (82,306)   (152,565)
   Transfers to other funding
      options                          (115,830)   (222,432)  (7,937,563)   (376,472)
   Other receipts (payments)                 --          --      (12,154)    (75,998)
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      37,466   2,353,502   (7,593,219)  6,897,376
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                  207,655   2,522,527   (7,319,732)  7,319,732
NET ASSETS:
   Beginning of period                2,522,527          --    7,319,732          --
                                     ----------  ----------  -----------  ----------
   End of period                     $2,730,182  $2,522,527  $        --  $7,319,732
                                     ==========  ==========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT           PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)              (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  -------------------------  ------------------------
                                        2007            2006 (c)     2007 (a)        2006         2007         2006
                                     ----------        ----------  ----------    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   63,106        $  (71,714) $    103,446  $   268,708  $   749,690  $   626,122
   Net realized gains (losses)           50,596            13,736      (699,546)     260,253      (84,476)      88,236
   Change in unrealized gains
      (losses) on investments            43,861           263,997       811,182     (664,975)   1,029,439     (233,164)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                157,563           206,019       215,082     (136,014)   1,694,653      481,194
                                     ----------        ----------  ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               46,661            81,080        77,317      598,422      187,484    1,148,037
   Transfers from other funding
      options                           637,378         6,731,173       442,120    1,386,466    2,340,729    2,943,855
   Contract charges                      (1,916)           (2,090)           (8)      (3,451)      (7,943)      (8,449)
   Contract surrenders                 (656,978)         (161,437)     (118,544)    (408,641)  (1,352,693)    (691,486)
   Transfers to other funding
      options                          (564,902)         (462,331)  (11,870,289)  (1,138,470)  (1,913,024)  (1,278,335)
   Other receipts (payments)            (34,201)          (47,333)      (51,349)     (46,014)    (109,648)    (128,581)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (573,958)        6,139,062   (11,520,753)     388,312     (855,095)   1,985,041
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (416,395)        6,345,081   (11,305,671)     252,298      839,558    2,466,235
NET ASSETS:
   Beginning of period                6,345,081                --    11,305,671   11,053,373   26,181,299   23,715,064
                                     ----------        ----------  ------------  -----------  -----------  -----------
   End of period                     $5,928,686        $6,345,081  $         --  $11,305,671  $27,020,857  $26,181,299
                                     ==========        ==========  ============  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                             SUBACCOUNT             SUBACCOUNT
                                             (CLASS II)             (CLASS II)
                                     --------------------------  ----------------
                                       2007 (d)         2006      2007 (e)   2006
                                     ------------   -----------  ----------   ---
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    217,100   $   185,865  $   36,333   $--
   Net realized gains (losses)            (93,308)      (52,093)        656    --
   Change in unrealized gains
      (losses) on investments             208,007       (36,922)     68,283    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  331,799        96,850     105,272    --
                                     ------------   -----------  ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,049,954     1,642,968      15,428    --
   Transfers from other funding
      options                           2,722,121     1,479,627   9,833,238    --
   Contract charges                        (3,064)       (2,377)         (2)   --
   Contract surrenders                   (313,196)     (384,720)    (75,833)   --
   Transfers to other funding
      options                         (12,254,438)   (1,599,120)   (151,884)   --
   Other receipts (payments)             (122,403)      (62,078)    (19,543)   --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (8,921,026)    1,074,300   9,601,404    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets                 (8,589,227)    1,171,150   9,706,676    --
NET ASSETS:
   Beginning of period                  8,589,227     7,418,077          --    --
                                     ------------   -----------  ----------   ---
   End of period                     $         --   $ 8,589,227  $9,706,676   $--
                                     ============   ===========  ==========   ===

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS II)
                                     ------------------------  ----------------------------
                                        2007        2006           2007             2006
                                     ----------    ----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (74,779)   $  (52,887) $  (213,399)     $  (128,755)
   Net realized gains (losses)           61,965        29,082    1,979,837        1,048,986
   Change in unrealized gains
      (losses) on investments           291,114       492,415    2,768,304        1,449,386
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations                278,300       468,610    4,534,742        2,369,617
                                     ----------    ----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            2,005,898     3,035,083    1,267,341        2,921,001
   Transfers from other funding
      options                         1,115,947       865,061    2,696,282          971,810
   Contract charges                      (1,868)         (839)      (4,327)          (2,588)
   Contract surrenders                 (166,340)      (56,912)    (511,022)        (367,906)
   Transfers to other funding
      options                          (306,752)     (382,637)  (2,046,340)      (1,124,804)
   Other receipts (payments)            (19,603)           --     (132,244)        (195,327)
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   2,627,282     3,459,756    1,269,690        2,202,186
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets                2,905,582     3,928,366    5,804,432        4,571,803
NET ASSETS:
   Beginning of period                5,354,951     1,426,585   10,762,696        6,190,893
                                     ----------    ----------  -----------      -----------
   End of period                     $8,260,533    $5,354,951  $16,567,128      $10,762,696
                                     ==========    ==========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT      PIONEER FUND VCT
                                            SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                    (CLASS II)                   (CLASS II)
                                     -------------------------  ------------------------------  ------------------------
                                        2007           2006          2007 (d)         2006         2007         2006
                                     -----------   -----------  --------------   -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    66,094   $    60,980     $    (9,820)  $ (1,674) $   (99,274) $   (71,730)
   Net realized gains (losses)           679,488       282,110          93,595        717      239,790      115,066
   Change in unrealized gains
      (losses) on investments           (959,180)    1,444,717         (18,944)    17,843      121,440    1,106,155
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (213,598)    1,787,807          64,831     16,886      261,956    1,149,491
                                     -----------   -----------     -----------   --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,846,017     2,232,730         122,645    156,477      870,201    1,315,960
   Transfers from other funding
      options                          1,360,837     1,726,685         740,576      9,867    6,880,162      687,754
   Contract charges                       (3,996)       (3,348)           (373)       (76)      (3,079)      (3,044)
   Contract surrenders                  (443,711)     (424,128)         (9,363)      (729)    (552,260)    (562,938)
   Transfers to other funding
      options                         (1,771,616)   (1,220,798)     (1,114,099)   (18,441)    (819,925)    (391,104)
   Other receipts (payments)            (171,443)     (115,242)             --         --      (94,967)     (99,763)
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      816,088     2,195,899        (260,614)   147,098    6,280,132      946,865
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets                   602,490     3,983,706        (195,783)   163,984    6,542,088    2,096,356
NET ASSETS:
   Beginning of period                11,862,483     7,878,777         195,783     31,799   10,008,672    7,912,316
                                     -----------   -----------     -----------   --------  -----------  -----------
   End of period                     $12,464,973   $11,862,483     $        --   $195,783  $16,550,760  $10,008,672
                                     ===========   ===========     ===========   ========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER GLOBAL HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                                               SUBACCOUNT                  SUBACCOUNT
                                               (CLASS II)                  (CLASS II)
                                     -----------------------------  ------------------------
                                        2007               2006        2007         2006
                                     ----------         ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  289,601         $   89,795  $   459,431  $   421,635
   Net realized gains (losses)           69,444             20,174      134,866       56,927
   Change in unrealized gains
      (losses) on investments          (395,188)            64,830      (54,625)     300,511
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (36,143)           174,799      539,672      779,073
                                     ----------         ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,546,977          2,469,219    1,405,819    4,727,897
   Transfers from other funding
      options                           843,205            672,804    5,296,605    3,553,029
   Contract charges                      (1,151)              (332)      (3,011)      (3,291)
   Contract surrenders                 (287,550)           (17,072)    (910,047)    (650,639)
   Transfers to other funding
      options                          (418,850)          (478,191)  (7,503,133)  (3,239,433)
   Other receipts (payments)            (10,101)                --     (132,576)    (173,699)
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,672,530          2,646,428   (1,846,343)   4,213,864
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets                1,636,387          2,821,227   (1,306,671)   4,992,937
NET ASSETS:
   Beginning of period                3,517,328            696,101   14,826,051    9,833,114
                                     ----------         ----------  -----------  -----------
   End of period                     $5,153,715         $3,517,328  $13,519,380  $14,826,051
                                     ==========         ==========  ===========  ===========

                                          PIONEER IBBOTSON          PIONEER IBBOTSON
                                     AGGRESSIVE ALLOCATION VCT    GROWTH ALLOCATION VCT
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -------------------------
                                        2007           2006         2007         2006
                                     ----------     ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (32,614)    $  (48,774) $ (1,121,019) $  (588,483)
   Net realized gains (losses)          186,759         34,007     1,983,391      115,909
   Change in unrealized gains
      (losses) on investments           (20,808)       368,587     1,225,391    4,205,295
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                133,337        353,820     2,087,763    3,732,721
                                     ----------     ----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,032,713      2,472,776    40,554,618   51,768,686
   Transfers from other funding
      options                           126,731        481,825    10,187,395    5,930,069
   Contract charges                      (2,000)          (884)      (22,456)      (4,469)
   Contract surrenders                  (84,960)        (5,802)   (2,618,825)    (269,339)
   Transfers to other funding
      options                           (99,716)       (48,506)   (4,218,945)   1,043,771)
   Other receipts (payments)                 --             --      (152,397)          --
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     972,768      2,899,409    43,729,390   56,381,176
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets                1,106,105      3,253,229    45,817,153   60,113,897
NET ASSETS:
   Beginning of period                4,419,580      1,166,351    64,824,560    4,710,663
                                     ----------     ----------  ------------  -----------
   End of period                     $5,525,685     $4,419,580  $110,641,713  $64,824,560
                                     ==========     ==========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                         PIONEER IBBOTSON
                                      MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT  PIONEER INTERNATIONAL VALUE VCT
                                             SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                (CLASS II)                    (CLASS II)
                                     ------------------------  ------------------------  -------------------------------
                                         2007         2006         2007        2006              2007        2006
                                     -----------  -----------  -----------  ----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (545,028) $  (309,882)  $  (42,182) $  (29,716)      $   (79,991) $  (35,987)
   Net realized gains (losses)           907,494      138,418       48,691      13,876           273,517      34,026
   Change in unrealized gains
      (losses) on investments            938,264    1,936,597      109,418     123,706           293,415     408,127
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,300,730    1,765,133      115,927     107,866           486,941     406,166
                                     -----------  -----------   ----------  ----------       -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            16,344,061   20,180,703      408,137     254,028           781,990     806,241
   Transfers from other funding
      options                          6,252,221   11,778,814      253,259     160,737         1,704,020   1,946,212
   Contract charges                      (11,848)      (3,534)        (495)       (359)           (1,295)       (708)
   Contract surrenders                (1,559,261)    (273,742)     (43,176)    (35,217)         (144,346)    (40,013)
   Transfers to other funding
      options                         (3,344,298)    (266,107)    (209,850)   (127,418)       (1,369,579)   (184,467)
   Other receipts (payments)            (343,836)    (154,507)      (4,408)     (5,296)          (30,293)    (20,998)
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   17,337,039   31,261,627      403,467     246,475           940,497   2,506,267
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets                18,637,769   33,026,760      519,394     354,341         1,427,438   2,912,433
NET ASSETS:
   Beginning of period                37,906,944    4,880,184    1,778,174   1,423,833         4,369,095   1,456,662
                                     -----------  -----------   ----------  ----------       -----------  ----------
   End of period                     $56,544,713  $37,906,944   $2,297,568  $1,778,174       $ 5,796,533  $4,369,095
                                     ===========  ===========   ==========  ==========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER OAK RIDGE
                                     PIONEER MID CAP VALUE VCT    LARGE CAP GROWTH VCT
                                             SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -----------------------
                                         2007         2006         2007         2006
                                     -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (148,543) $  (173,512)  $ (105,686) $   (90,484)
   Net realized gains (losses)         1,070,147    2,358,984      179,119      106,805
   Change in unrealized gains
      (losses) on investments           (602,644)  (1,250,420)     273,910        7,665
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 318,960      935,052      347,343       23,986
                                     -----------  -----------   ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,096,706    2,298,225      464,225      794,697
   Transfers from other funding
      options                          1,874,593      824,473      924,404    1,464,124
   Contract charges                       (3,542)      (3,227)      (1,509)      (1,105)
   Contract surrenders                  (433,088)    (488,687)    (438,646)    (117,599)
   Transfers to other funding
      options                         (1,793,419)  (1,339,504)    (917,663)  (1,065,688)
   Other receipts (payments)             (91,342)     (18,426)     (46,207)          --
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      649,908    1,272,854      (15,396)   1,074,429
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets                   968,868    2,207,906      331,947    1,098,415
NET ASSETS:
   Beginning of period                10,452,814    8,244,908    5,708,645    4,610,230
                                     -----------  -----------   ----------  -----------
   End of period                     $11,421,682  $10,452,814   $6,040,592  $ 5,708,645
                                     ===========  ===========   ==========  ===========

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS II)                    (CLASS II)
                                     ------------------------------  -------------------------
                                            2007         2006           2007 (d)      2006
                                        -----------  -----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    70,655  $    49,318      $   (39,793) $  (36,284)
   Net realized gains (losses)            1,260,317      617,734          646,306       8,449
   Change in unrealized gains
      (losses) on investments            (3,590,805)   1,863,546         (250,221)    137,346
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (2,259,833)   2,530,598          356,292     109,511
                                        -----------  -----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,454,258    2,255,687          137,529     485,259
   Transfers from other funding
      options                             1,182,464    1,287,071          595,324      36,309
   Contract charges                          (2,880)      (2,793)            (560)       (392)
   Contract surrenders                     (486,564)    (223,500)         (75,764)    (43,539)
   Transfers to other funding
      options                            (3,159,590)  (1,170,566)      (3,257,540)    (50,278)
   Other receipts (payments)                (61,386)    (146,404)         (16,626)         --
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (1,073,698)   1,999,495       (2,617,637)    427,359
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets                   (3,333,531)   4,530,093       (2,261,345)    536,870
NET ASSETS:
   Beginning of period                   11,118,216    6,588,123        2,261,345   1,724,475
                                        -----------  -----------      -----------  ----------
   End of period                        $ 7,784,685  $11,118,216      $        --  $2,261,345
                                        ===========  ===========      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT     PIONEER VALUE VCT
                                              SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                              (CLASS II)                   (CLASS II)                  (CLASS II)
                                     ---------------------------  ----------------------------  -----------------------
                                           2007        2006             2007         2006         2007 (d)      2006
                                       -----------  ----------      -----------  -----------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (107,353) $ (114,713)     $   692,530  $   576,131    $    65,735  $  (94,591)
   Net realized gains (losses)           1,770,844     289,914           98,975       46,364        771,582     343,489
   Change in unrealized gains
      (losses) on investments           (2,363,206)    522,393          104,962      128,927       (839,576)    416,845
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (699,715)    697,594          896,467      751,422         (2,259)    665,743
                                       -----------  ----------      -----------  -----------    -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 789,804   1,788,456        2,877,348    3,742,454        196,969     775,250
   Transfers from other funding
      options                              455,525   1,804,887        2,642,452    2,017,657        458,414     243,237
   Contract charges                         (2,095)     (1,703)          (6,062)      (5,418)        (2,222)     (2,146)
   Contract surrenders                    (462,460)   (163,801)      (1,203,399)  (1,233,770)      (243,576)   (355,280)
   Transfers to other funding
      options                             (940,063)   (931,256)      (1,430,767)  (1,161,335)    (6,396,255)   (189,772)
   Other receipts (payments)               (42,858)    (58,791)        (801,236)    (219,089)       (82,850)    (75,500)
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (202,147)  2,437,792        2,078,336    3,140,499     (6,069,520)    395,789
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets                    (901,862)  3,135,386        2,974,803    3,891,921     (6,071,779)  1,061,532
NET ASSETS:
   Beginning of period                   7,796,608   4,661,222       19,447,230   15,555,309      6,071,779   5,010,247
                                       -----------  ----------      -----------  -----------    -----------  ----------
   End of period                       $ 6,894,746  $7,796,608      $22,422,033  $19,447,230    $        --  $6,071,779
                                       ===========  ==========      ===========  ===========    ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS IB)                    (CLASS IB)
                                     ------------------------------  -------------------------
                                            2007 (a)    2006           2007 (a)        2006
                                           ---------  --------       ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  16,024  $ (8,164)      $     (7,937) $  (218,591)
   Net realized gains (losses)               282,070    26,433          2,725,377    1,449,694
   Change in unrealized gains
      (losses) on investments               (240,847)  134,511         (1,726,958)     739,196
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      57,247   152,780            990,482    1,970,299
                                           ---------  --------       ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       512     2,309             61,685      801,368
   Transfers from other funding
      options                                  1,330    43,978             90,997      856,065
   Contract charges                               --      (119)               (18)      (5,127)
   Contract surrenders                        (6,044)  (24,754)           (80,291)    (370,314)
   Transfers to other funding
      options                               (776,602)  (63,667)       (16,048,838)  (1,034,201)
   Other receipts (payments)                      --        --                 --      (60,124)
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (780,804)  (42,253)       (15,976,465)     187,667
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets                      (723,557)  110,527        (14,985,983)   2,157,966
NET ASSETS:
   Beginning of period                       723,557   613,030         14,985,983   12,828,017
                                           ---------  --------       ------------  -----------
   End of period                           $      --  $723,557       $         --  $14,985,983
                                           =========  ========       ============  ===========

                                      VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     ------------------------  -------------------------
                                         2007         2006           2007      2006
                                     -----------  -----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (52,709) $   (90,768)     $ (3,160) $ (2,763)
   Net realized gains (losses)           569,162      888,734         2,861       911
   Change in unrealized gains
      (losses) on investments         (1,080,467)     970,506        18,831     9,908
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (564,014)   1,768,472        18,532     8,056
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               606,814      695,369           636       636
   Transfers from other funding
      options                            565,970      511,715         3,577     4,844
   Contract charges                       (3,381)      (3,698)          (16)      (15)
   Contract surrenders                  (427,146)    (424,238)       (1,974)   (1,920)
   Transfers to other funding
      options                         (1,989,405)  (1,042,727)       (5,610)   (1,251)
   Other receipts (payments)             (73,281)     (95,450)           --        --
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,320,429)    (359,029)       (3,387)    2,294
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets                (1,884,443)   1,409,443        15,145    10,350
NET ASSETS:
   Beginning of period                14,495,677   13,086,234       174,717   164,367
                                     -----------  -----------      --------  --------
   End of period                     $12,611,234  $14,495,677      $189,862  $174,717
                                     ===========  ===========      ========  ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWS VIT")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)

1. ORGANIZATION

DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)

1. ORGANIZATION

MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

1. ORGANIZATION

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPI Total Return Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable Multiple Discipline     Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value        Portfolio
Legg Mason Partners Variable Social Awareness Stock  Legg Mason Partners Variable Social Awareness
   Portfolio                                            Portfolio
Janus Capital Appreciation Portfolio                 Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio                  Pioneer Independence VCT Portfolio

Mergers:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Large Cap Growth        Legg Mason Partners Variable III Large Cap Growth
   Portfolio I                                          Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Aggressive Growth       Legg Mason Partners Variable III Aggressive Growth Portfolio
   Portfolio II
Legg Mason Partners Variable Growth and Income       Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Pioneer Mid-Cap Value Portfolio                      Lazard Mid-Cap Portfolio
Western Asset Management High Yield Bond Portfolio   BlackRock High Yield Portfolio
Pioneer America Income VCT Portfolio                 Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                          Pioneer Fund VCT Portfolio

1. ORGANIZATION

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
--------                                        --------
AIM V.I. Capital Appreciation Fund              Met/AIM Capital Appreciation Portfolio
Credit Suisse Trust Emerging Markets Portfolio  MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                   NEW PORTFOLIOLIO
-------------                                   ----------------
BlackRock Large-Cap Core Portfolio (ClassA)     BlackRock Large-Cap Core Portfolio (ClassE)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                       1.40% - 1.75%
Administrative                                   0.15%
Enhanced Stepped-Up Provision                    0.20%
Guaranteed Minimum Withdrawal Benefit            0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life   0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit          0.40% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than 100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount
   (Series II) (Cost $2,626,796)                               197,622    2,855,634       467,503        594,210
AIM V.I. Utilities Subaccount (Series I) (Cost $2,128,291)     113,909    2,730,393       728,933        720,635
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                        --           --       231,957      6,425,274
Alger American Leveraged AllCap Subaccount
   (Class S) (Cost $2,990,625)                                  74,069    4,041,927     1,610,222        576,054
American Funds Global Growth Subaccount
   (Class 2) (Cost $18,067,887)                                962,865   24,071,615     4,522,465      2,612,560
American Funds Growth-Income Subaccount
   (Class 2) (Cost $39,070,498)                              1,064,559   44,988,255     3,457,747      6,024,548
American Funds Growth Subaccount
   (Class 2) (Cost $44,049,325)                                836,160   55,788,573     6,060,868      7,735,621
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --       165,346      5,442,723
Credit Suisse Trust Global Small Cap Subaccount
   (Cost $580,848)                                              48,629      684,699       136,148        303,737
Dreyfus MidCap Stock Subaccount (Service Shares)
   (Cost $4,789,923)                                           286,972    4,433,720     1,015,116      1,237,105
Dreyfus Socially Responsible Growth Subaccount
   (Service Shares) (Cost $228,996)                              9,248      279,745        20,403         57,361
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $1,922,532)                           53,506    2,400,273       106,368        358,093
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $8,884,396)                          223,841    7,239,029     1,524,519        826,576
DWS VIT Equity 500 Index Subaccount
   (Class 2) (Cost $4,789,510)                                 355,350    5,511,473     1,243,933      1,031,954
DWS VIT RREEF Real Estate Securities Subaccount
   (Class B) (Cost $5,208,028)                                 318,968    5,103,483     1,818,012      1,214,310
DWSI Global Opportunities Subaccount
   (Class B) (Cost $2,941,602)                                 211,292    3,807,476       989,105        568,561
DWSII Balanced Subaccount
   (Class B) (Cost $3,280,266)                                 149,220    3,697,679       181,169        593,778
DWSI Bond Subaccount
   (Class B) (Cost $532,382)                                    75,643      526,477       878,154        492,974
DWSI Capital Growth Subaccount
   (Class B) (Cost $6,672,726)                                 391,147    7,944,200       908,322      1,858,212
DWSI Growth & Income Subaccount
   (Class B) (Cost $5,526,020)                                 568,434    6,122,033       321,486      1,080,938
DWSI Health Care Subaccount
   (Class B) (Cost $2,417,747)                                 200,915    2,893,172       475,780        403,291
DWSII International Subaccount
   (Class B) (Cost $4,327,000)                                 386,717    5,793,025       574,974        780,162
DWSII Strategic Income Subaccount
   (Class B) (Cost $4,592,431)                                 405,333    4,714,018     1,122,088      1,370,904
DWSII Blue Chip Subaccount
   (Class B) (Cost $5,667,329)                                 402,558    5,881,372     2,775,152      2,261,324
DWSII Conservative Allocation Subaccount
   (Class B) (Cost $10,263,791)                                931,464   11,019,224     1,265,724      1,464,132
DWSII Core Fixed Income Subaccount
   (Class B) (Cost $6,677,188)                                 569,382    6,718,704       949,439        466,131
DWSII Davis Venture Value Subaccount
   (Class B) (Cost $8,208,141)                                 700,802   10,210,680     1,452,786      1,208,956
DWSII Dreman High Return Equity Subaccount
   (Class B) (Cost $16,039,123)                              1,216,768   17,533,632     1,744,229      2,660,319

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
DWSII Dreman Small Mid Cap Value Subaccount
   (Class B) (Cost $7,763,884)                                 405,524    8,142,916     1,932,296      1,999,084
DWSII Global Thematic Subaccount
   (Class B) (Cost $4,341,506)                                 317,714    4,975,405     1,788,048        862,392
DWSII Government & Agency Securities Subaccount
   (Class B) (Cost $1,451,436)                                 121,168    1,496,424     3,100,004      3,200,409
DWSII Growth Allocation Subaccount
   (Class B) (Cost $15,715,899)                              1,406,559   17,863,295     1,487,202      2,202,573
DWSII High Income Subaccount
   (Class B) (Cost $5,128,842)                                 632,238    4,937,779     1,227,439      1,570,138
DWSII International Select Equity Subaccount
   (Class B) (Cost $4,976,471)                                 380,793    6,359,240     2,145,265        995,267
DWSII Janus Growth & Income Subaccount
   (Class B) (Cost $1,748,020)                                 179,017    2,243,087       141,595        491,609
DWSII Large Cap Value Subaccount
   (Class B) (Cost $2,553,750)                                 165,542    3,178,408       536,009        449,316
DWSII Mid Cap Growth Subaccount
   (Class B) (Cost $813,775)                                    72,232      964,295       343,149        329,320
DWSII Moderate Allocation Subaccount
   (Class B) (Cost $15,434,855)                              1,403,975   17,240,810     1,865,897      1,932,735
DWSII Money Market Subaccount
   (Class B) (Cost $4,766,123)                               4,766,123    4,766,123     9,749,847      9,886,621
DWSII Small Cap Growth Subaccount
   (Class B) (Cost $2,701,690)                                 213,368    3,151,441       552,959        611,521
DWSII Technology Subaccount
   (Class B) (Cost $1,382,806)                                 146,537    1,543,034       604,442        363,475
DWSII Turner Mid Cap Growth Subaccount
   (Class B) (Cost $2,073,336)                                 210,927    2,585,960       584,890        435,391
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $26,539,926)                        945,780   25,971,107     8,852,706      2,351,914
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $1,312,397)                         165,320    1,484,573       411,064        412,352
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $25,943,086)                        860,831   30,671,393     4,397,684      3,103,392
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $12,486,703)                                700,565   13,499,890     2,477,706      2,554,446
FTVIPT Franklin Small Mid-Cap Growth Securities
   Subaccount (Class 2) (Cost $6,644,180)                      319,947    7,329,984     3,108,901      1,032,722
FTVIPT Templeton Developing Markets Securities
   Subaccount (Class 2) (Cost $11,804,957)                   1,097,833   17,565,342     4,300,851      3,467,409
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $16,473,447)                              1,076,048   21,789,963     4,067,504      3,640,258
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $227,373)                             26,745      305,965        75,377         54,355
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $2,476,060)                          551,469    2,856,610     1,714,230        106,812
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $229,287)                              8,278      289,994        62,248         43,361
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $7,498,545) (b)                             441,783    7,205,488     8,796,560      1,284,149
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $7,229,950) (b)                            426,178    6,942,448     7,869,060        628,817
LMPVET Appreciation Subaccount
   (Class I) (Cost $1,735,626) (b)                              62,439    1,645,885     1,914,540        182,465

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
LMPVET Equity Index Subaccount
   (Class II) (Cost $11,493,278)                               390,288   13,109,760     1,377,305      1,522,397
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $5,062,224) (b)                             211,658    4,590,855     5,316,619        251,193
LMPVET Investors Subaccount
   (Class I) (Cost $2,601,036)                                 186,448    3,080,115       194,714        209,190
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $2,428,610) (b)                             146,990    2,440,026     2,671,822        245,769
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $4,395,761)                                 327,460    4,921,726       488,240        635,289
LMPVET Social Awareness Subaccount
   (Cost $974,341)                                              40,795    1,016,608       187,633         26,779
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --       271,447      4,816,249
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                  --           --        33,341        259,004
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        95,849      1,777,473
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        37,865      2,771,192
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --       187,654      8,967,989
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                         --           --       327,003      7,715,462
LMPVET Capital and Income Subaccount
   (Class II) (Cost $5,556,066) (b)                            385,003    4,785,578     5,929,987        377,285
LMPVIT Adjustable Rate Income Subaccount
   (Cost $2,556,242)                                           254,367    2,424,118       202,749        645,273
LMPVPI Total Return Subaccount
   (Class II) (Cost $0) (a)                                         --           --       357,223      4,747,424
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                          --           --       104,826     15,802,246
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --        51,049     14,470,403
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $5,850,617)                                 293,272    5,296,486       990,766        579,530
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $11,934,432)                              1,423,152   11,726,776     8,494,567      1,507,108
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $4,213,711) (b)                             384,145    4,252,489     5,261,150      1,063,173
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       366,888      5,201,278
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $500,293)                                    36,778      499,083       447,523        308,831
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $7,449,747)                                 418,145    7,221,372     3,183,797      1,453,779
MIST Janus Forty Subaccount
   (Class A) (Cost $9,352,334)                                 126,623   10,612,239     2,360,774      1,023,928
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $484,603) (b)                                35,538      430,006       510,219         24,414
MIST Legg Mason Partners Managed Assets
   Subaccount (Class A) (Cost $4,322,000)                      255,211    4,379,421       601,925        327,365
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $3,783,995)                                 315,787    3,988,384       937,368      1,026,407
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $27,796,760)                                993,830   28,512,995    16,934,987      3,409,546

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $13,518,861)                                630,360   12,279,411    14,914,867      1,405,604
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $2,916,053)                                 239,984    2,899,011       123,272        299,901
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $6,523,175) (b)                             570,040    6,777,774     7,227,851        715,009
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $431,505)                                    29,573      439,458       441,525        205,055
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $4,880,371) (b)                             418,602    6,019,504     5,738,288        966,128
MIST MFS Research International Subaccount
   (Class B) (Cost $1,970,586) (b)                             142,192    2,036,191     2,042,873         74,293
MIST MFS Value Subaccount
   (Class A) (Cost $8,449,486)                                 612,890    9,217,868     1,951,003      1,283,386
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $13,939,422)                                921,826   12,979,313     2,874,787      3,877,052
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $6,307,392)                                 690,760    6,810,890     1,867,621      1,070,737
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $11,168,410) (b)                          1,092,954   11,978,775    12,280,476      1,136,168
MIST Pioneer Fund Subaccount
   (Class A) (Cost $986,031)                                    71,976    1,096,201       156,126        488,589
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --        79,074        524,058
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $9,116,299)                                 957,927    9,598,429       956,618      1,079,406
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $25,461,732)                              1,490,631   23,373,093    17,364,562      3,518,511
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $4,944,278)                                 203,029    5,818,822       583,550        627,946
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $7,864,278)                                  75,662    8,452,200       883,451        863,688
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $34,542,169)                                345,420   34,542,169    28,574,018     17,020,448
MSF FI Large Cap Subaccount
   (Class A) (Cost $4,580,617)                                 310,767    4,555,852       450,542        619,244
MSF FI Value Leaders Subaccount
   (Class D) (Cost $11,340,999)                                 56,588   11,078,851     1,715,953      1,074,158
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,933,243)                                 163,242    2,058,480       606,889        248,786
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $2,590,480)                                 251,783    2,799,822       902,008        921,992
MSF MetLife Conservative to Moderate Allocation
   Subaccount (Class B) (Cost $3,780,946)                      341,739    3,940,255     3,363,178      1,461,939
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $11,605,056)                              1,057,383   12,646,298     2,534,493      1,489,802
MSF MetLife Moderate to Aggressive Allocation
   Subaccount (Class B) (Cost $6,163,439)                      539,200    6,675,290     1,968,207      2,708,040
MSF MFS Total Return Subaccount
   (Class B) (Cost $5,284,670)                                  35,843    5,485,040     1,878,473        521,109
MSF MFS Total Return Subaccount
   (Class F) (Cost $31,418,813)                                217,215   33,331,699     2,913,970      3,618,006
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $30,232,981)                              1,908,148   33,278,095     2,326,141      5,586,653

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $2,371,380)                                 166,501    2,730,610       265,855        250,141
MSF Western Asset Management High Yield Bond
   Subaccount (Class A) (Cost $0) (a)                               --           --     1,134,308      7,953,467
MSF Western Asset Management U.S. Government
   Subaccount (Class A) (Cost $5,621,668)                      474,742    5,929,526       771,086      1,281,688
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       555,292     11,973,789
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $26,818,099)                 2,576,340   27,025,149     2,707,246      2,811,138
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     3,836,126     12,540,940
Pioneer Bond VCT Subaccount
   (Class II) (Cost $9,639,907) (d)                            893,128    9,708,191     9,904,035        264,783
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $7,434,146)                                609,277    8,261,796     3,097,274        549,345
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $10,523,440)                               382,496   16,569,716     4,344,911      1,922,275
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $11,508,088)                               521,843   12,466,829     3,307,595      2,016,416
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --       921,575      1,107,836
Pioneer Fund VCT Subaccount
   (Class II) (Cost $14,608,360)                               645,106   16,553,420     7,434,591      1,252,158
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $5,482,688)                                534,671    5,154,571     2,704,642        669,347
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $13,622,025)                             1,224,753   13,521,455     7,205,719      8,584,369
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $5,125,520)                                440,713    5,526,540     1,361,739        259,353
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $105,046,041)                            8,917,158  110,661,932    47,957,674      3,881,577
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $53,544,719)                             4,712,892   56,554,705    21,836,322      4,438,636
Pioneer Independence VCT Subaccount
   (Class II) (Cost $1,944,740)                                148,638    2,297,936       639,208        277,745
Pioneer International Value VCT Subaccount
   (Class II) (Cost $4,861,347)                                311,690    5,797,434     2,183,464      1,279,250
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $12,771,072)                               597,147   11,423,418     4,073,375      2,346,082
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $5,330,785)                                463,309    6,041,552     1,318,227      1,414,801
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $8,686,228)                                332,020    7,785,868     3,129,909      3,143,310
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,302,303      3,360,499
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $8,166,182)                                537,895    6,895,810     3,048,226      1,493,412
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $22,496,042)                             2,070,700   22,425,511     5,482,330      2,594,109
Pioneer Value VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,177,973      6,745,637
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --       108,666        785,626

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,781,210     16,109,776
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $12,026,098)                               914,004   12,613,255     1,468,063      2,527,773
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $138,627)                                   10,870      189,891         4,344         10,881

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007.

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
AIM V.I. Mid Cap Core Equity               2007  1,764 1.280 - 1.728     2,855       0.05        1.55 - 2.60         6.40 - 7.60
   Subaccount (Series II)                  2006  1,823 1.203 - 1.606     2,776       0.73        1.55 - 2.60         3.21 - 9.25
                                           2005  1,720 1.112 - 1.470     2,462       0.34        1.55 - 2.60         4.60 - 5.68
                                           2004  1,071 1.067 - 1.391     1,478       0.05        1.55 - 2.50        0.40 - 11.82
                                           2003    204 1.240 - 1.244       253         --        1.55 - 2.10        2.73 - 10.78

AIM V.I. Utilities                         2007  1,270 1.594 - 2.195     2,730       1.94        1.55 - 2.60        8.89 - 18.78
   Subaccount (Series I)                   2006  1,342 1.356 - 1.848     2,436       3.78        1.55 - 2.60       22.27 - 23.53
                                           2005  1,223 1.109 - 1.496     1,802       3.16        1.55 - 2.60      (4.01) - 15.08
                                           2004    525 1.201 - 1.300       677       1.03        1.55 - 2.45       15.48 - 21.44
                                           2003     67 1.064 - 1.068        71       1.93        1.70 - 2.30        6.29 - 12.00

AIM V.I. Capital Appreciation              2007     -- 1.223 - 1.527        --         --        1.55 - 2.60         6.16 - 6.63
   Subaccount (Series II) (a)              2006  4,167 1.152 - 1.432     5,783         --        1.55 - 2.60         3.41 - 4.45
                                           2005  3,728 1.114 - 1.371     5,008         --        1.55 - 2.60        5.79 - 15.98
                                           2004  2,380 1.053 - 1.283     3,034         --        1.55 - 2.60      (0.17) - 12.70
                                           2003     76 1.221 - 1.225        93         --        1.55 - 2.10       (0.16) - 8.99

Alger American Leveraged AllCap            2007  2,017 1.713 - 2.061     4,041         --        1.55 - 2.65      (1.42) - 31.11
   Subaccount (Class S)                    2006  1,428 1.319 - 1.572     2,198         --        1.55 - 2.55       11.13 - 17.14
                                           2005    967 1.138 - 1.342     1,272         --        1.55 - 2.55        7.67 - 18.75
                                           2004    505 1.067 - 1.194       596         --        1.55 - 2.45         2.25 - 6.13
                                           2003     82 1.120 - 1.123        92         --        1.70 - 2.10       (0.09) - 1.73

American Funds Global Growth               2007 11,775 1.622 - 2.221    24,068       2.73        1.55 - 2.60       11.86 - 13.09
   Subaccount (Class 2)                    2006 11,328 1.450 - 1.964    20,624       0.87        1.55 - 2.60       17.31 - 18.53
                                           2005  9,664 1.236 - 1.657    15,033       0.67        1.55 - 2.60       11.15 - 13.63
                                           2004  4,145 1.112 - 1.475     6,038       0.21        1.55 - 2.60        7.00 - 15.54
                                           2003    126 1.313 - 1.320       166       0.01        1.55 - 2.30        5.55 - 20.27

American Funds Growth-Income               2007 28,911 1.260 - 1.670    44,981       1.47        1.55 - 2.60         2.36 - 3.47
   Subaccount (Class 2)                    2006 31,310 1.231 - 1.614    47,376       1.58        1.55 - 2.60       12.22 - 13.42
                                           2005 29,868 1.097 - 1.423    40,223       1.66        1.55 - 2.60         1.72 - 4.17
                                           2004 12,151 1.063 - 1.366    16,338       2.20        1.55 - 2.60        3.46 - 11.03
                                           2003    296 1.249 - 1.257       371       2.55        1.55 - 2.50        6.26 - 15.31

American Funds Growth                      2007 31,127 1.443 - 1.916    55,780       0.76        1.55 - 2.60        9.48 - 10.62
   Subaccount (Class 2)                    2006 33,890 1.318 - 1.732    55,144       0.80        1.55 - 2.60         7.33 - 8.52
                                           2005 32,712 1.228 - 1.596    49,587       0.83        1.55 - 2.60        6.98 - 14.41
                                           2004 13,782 1.084 - 1.395    19,011       0.39        1.55 - 2.60        7.86 - 17.62
                                           2003    379 1.251 - 1.259       476       0.33        1.55 - 2.50        3.55 - 14.08

Credit Suisse Trust Emerging Markets       2007     -- 1.640 - 2.801        --         --        1.55 - 2.65         4.39 - 4.79
   Subaccount (a)                          2006  2,017 1.570 - 2.673     5,065       0.55        1.55 - 2.65       29.03 - 30.45
                                           2005  1,918 1.215 - 2.049     3,679       0.85        1.55 - 2.65        8.00 - 30.59
                                           2004    614 1.163 - 1.626       949       0.39        1.55 - 2.50       11.80 - 23.60
                                           2003     61 1.318 - 1.321        80         --        1.70 - 2.10         4.27 - 7.05

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Credit Suisse Trust Global Small Cap       2007    423 1.317 - 1.738       685         --        1.55 - 2.65     (6.46) - (5.44)
   Subaccount                              2006    504 1.408 - 1.838       883         --        1.55 - 2.65       10.26 - 12.60
                                           2005    447 1.277 - 1.649       697         --        1.55 - 2.65        8.91 - 18.65
                                           2004    295 1.131 - 1.442       417         --        1.55 - 2.45        0.99 - 18.31
                                           2003     11 1.237 - 1.240        13         --        1.70 - 2.10       (0.16) - 6.26

Dreyfus MidCap Stock                       2007  3,080 1.109 - 1.499     4,433       0.30        1.55 - 2.65     (1.29) - (0.20)
   Subaccount (Service Shares)             2006  3,562 1.122 - 1.502     5,177       0.17        1.55 - 2.65         4.91 - 6.00
                                           2005  3,582 1.069 - 1.417     4,927         --        1.55 - 2.65      (1.00) - 12.43
                                           2004  2,376 1.114 - 1.321     3,082       0.38        1.55 - 2.65        4.18 - 19.40
                                           2003    224 1.168 - 1.173       263       0.32        1.70 - 2.50        1.30 - 14.47

Dreyfus Socially Responsible Growth        2007    213 1.165 - 1.360       280       0.27        1.55 - 2.65         4.67 - 5.84
   Subaccount (Service Shares)             2006    239 1.113 - 1.285       297         --        1.55 - 2.65         6.10 - 7.35
                                           2005    244 1.049 - 1.197       283       0.22        1.55 - 2.65         1.20 - 6.78
                                           2004     66 1.167 - 1.174        77       0.12        1.70 - 2.10         2.01 - 4.17
                                           2003     64 1.125 - 1.127        72         --        1.70 - 1.95         2.83 - 6.12

Dreyfus VIF Appreciation                   2007  1,683 1.239 - 1.506     2,400       1.56        1.55 - 2.50         4.50 - 5.46
   Subaccount (Initial Shares)             2006  1,850 1.185 - 1.428     2,519       1.56        1.55 - 2.50       13.59 - 14.70
                                           2005  1,820 1.042 - 1.245     2,177       0.01        1.55 - 2.50         1.76 - 2.72
                                           2004    874 1.022 - 1.212     1,048       3.31        1.55 - 2.50         2.02 - 5.46
                                           2003    123 1.167 - 1.170       144       1.57        1.70 - 2.15        4.93 - 10.30

Dreyfus VIF Developing Leaders             2007  5,952 0.986 - 1.313     7,238       0.75        1.55 - 2.60   (13.36) - (12.41)
   Subaccount (Initial Shares)             2006  6,138 1.138 - 1.499     8,580       0.40        1.55 - 2.60         1.07 - 2.18
                                           2005  5,911 1.126 - 1.467     8,236         --        1.55 - 2.60         2.35 - 4.19
                                           2004  2,867 1.093 - 1.408     3,977       0.44        1.55 - 2.50        7.85 - 16.61
                                           2003     98 1.276 - 1.285       125       0.04        1.55 - 2.50      (0.47) - 14.12

DWS VIT Equity 500 Index                   2007  4,714 1.155 - 1.179     5,511       1.14        1.55 - 2.45         2.30 - 3.24
   Subaccount (Class 2)                    2006  4,482 1.129 - 1.142     5,093       0.80        1.55 - 2.45        3.57 - 13.41
                                           2005  4,582 1.004 - 1.007     4,608         --        1.55 - 2.45         0.40 - 0.70

DWS VIT RREEF Real Estate Securities       2007  2,881 1.426 - 1.830     5,103       0.86        1.55 - 2.65   (18.51) - (17.64)
   Subaccount (Class B)                    2006  2,994 1.750 - 2.222     6,472         --        1.55 - 2.65       33.49 - 34.99
                                           2005  3,081 1.311 - 1.646     4,952       2.59        1.55 - 2.65      (1.69) - 17.37
                                           2004  2,085 1.211 - 1.501     3,104       0.29        1.55 - 2.50        1.92 - 35.53
                                           2003    217 1.163 - 1.165       252         --        1.70 - 2.10        9.91 - 13.67

DWSI Global Opportunities                  2007  1,780 1.722 - 2.278     3,807       1.00        1.55 - 2.65         6.08 - 7.25
   Subaccount (Class B)                    2006  1,696 1.619 - 2.124     3,375       0.93        1.55 - 2.50       18.87 - 20.00
                                           2005  1,726 1.361 - 1.770     2,877       0.33        1.55 - 2.50        3.71 - 16.22
                                           2004    826 1.195 - 1.523     1,225         --        1.55 - 2.50        2.72 - 20.75
                                           2003     63 1.252 - 1.253        79         --        1.95 - 2.10        7.19 - 11.79

DWSII Balanced                             2007  2,997 1.143 - 1.269     3,697       2.97        1.55 - 2.50         1.84 - 2.75
   Subaccount (Class B)                    2006  3,359 1.122 - 1.235     4,050       2.19        1.55 - 2.50         5.97 - 8.14
                                           2005  3,989 1.047 - 1.142     4,471       1.82        1.55 - 2.50         0.48 - 4.74
                                           2004  2,374 1.032 - 1.116     2,622       0.47        1.55 - 2.50         2.23 - 5.55
                                           2003     40 1.062 - 1.065        43         --        1.70 - 2.10         0.09 - 5.14

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSI Bond                                  2007    508 1.024 - 1.047       526       6.28        1.55 - 2.40         0.39 - 2.25
   Subaccount (Class B)                    2006    164 1.011 - 1.024       167       3.60        1.55 - 2.40         1.81 - 2.71
                                           2005     52 0.993 - 0.997        51         --        1.55 - 2.40       (1.00) - 0.91

DWSI Capital Growth                        2007  5,507 1.228 - 1.488     7,943       0.26        1.55 - 2.65      (1.15) - 10.47
   Subaccount (Class B)                    2006  6,117 1.123 - 1.347     8,019       0.20        1.55 - 2.65       (0.46) - 6.48
                                           2005  3,509 1.100 - 1.265     4,338       0.22        1.55 - 2.65        3.48 - 11.97
                                           2004    792 1.055 - 1.184       929       0.08        1.55 - 2.45         3.27 - 5.73
                                           2003     66 1.114 - 1.117        74         --        1.70 - 2.10        2.76 - 10.19

DWSI Growth & Income                       2007  4,547 1.124 - 1.411     6,121       0.87        1.55 - 2.65     (1.71) - (0.56)
   Subaccount (Class B)                    2006  5,105 1.142 - 1.419     6,944       0.56        1.55 - 2.65        0.83 - 11.56
                                           2005  3,621 1.106 - 1.272     4,463       0.86        1.55 - 2.65         3.07 - 9.45
                                           2004  2,537 1.080 - 1.222     3,053       0.16        1.55 - 2.50        1.60 - 10.43
                                           2003    102 1.127 - 1.129       115         --        1.70 - 2.10         4.83 - 9.41

DWSI Health Care                           2007  2,035 1.222 - 1.490     2,893         --        1.55 - 2.65        9.88 - 11.11
   Subaccount (Class B)                    2006  2,070 1.110 - 1.341     2,653         --        1.55 - 2.65         1.37 - 4.20
                                           2005  2,153 1.077 - 1.287     2,657         --        1.55 - 2.65         0.00 - 8.95
                                           2004  1,239 1.037 - 1.210     1,477         --        1.55 - 2.65       (1.95) - 7.57
                                           2003    101 1.122 - 1.123       113         --        1.95 - 2.10         7.06 - 7.57

DWSII International                        2007  2,826 1.739 - 2.151     5,792       1.99        1.55 - 2.65       11.26 - 12.50
   Subaccount (Class B)                    2006  2,931 1.563 - 1.912     5,373       1.60        1.55 - 2.65        2.54 - 23.51
                                           2005  1,833 1.280 - 1.548     2,772       1.25        1.55 - 2.65        3.79 - 17.79
                                           2004  1,332 1.137 - 1.359     1,788       0.37        1.55 - 2.50        3.22 - 15.28
                                           2003     53 1.184 - 1.185        62         --        1.90 - 2.10        9.33 - 15.61

DWSII Strategic Income                     2007  4,106 1.120 - 1.207     4,713       5.81        1.55 - 2.65         2.25 - 3.45
   Subaccount (Class B)                    2006  4,484 1.093 - 1.173     5,005       4.22        1.55 - 2.65         5.92 - 7.10
                                           2005  4,407 1.031 - 1.100     4,617       6.60        1.55 - 2.65       (1.00) - 0.83
                                           2004  2,492 1.037 - 1.058     2,605         --        1.55 - 2.65        1.65 - 10.64
                                           2003    268 0.983 - 0.985       263         --        1.95 - 2.30         2.50 - 3.69

DWSII Blue Chip                            2007  3,729 1.326 - 1.639     5,880       0.68        1.55 - 2.65         0.45 - 1.55
   Subaccount (Class B)                    2006  3,736 1.316 - 1.614     5,850       0.47        1.55 - 2.65       12.15 - 13.42
                                           2005  3,865 1.171 - 1.423     5,358       0.49        1.55 - 2.65         4.28 - 8.38
                                           2004  2,316 1.109 - 1.318     3,006       0.04        1.55 - 2.65        1.56 - 14.41
                                           2003    113 1.155 - 1.156       131         --        1.90 - 2.10        5.19 - 15.48

DWSII Conservative Allocation              2007  9,308 1.099 - 1.203    11,017       1.99        1.55 - 2.55         2.04 - 3.08
   Subaccount (Class B)                    2006  9,737 1.077 - 1.167    11,228       1.02        1.55 - 2.55         6.11 - 7.16
                                           2005  6,416 1.015 - 1.089     6,925         --        1.55 - 2.55         1.12 - 3.35
                                           2004  2,298 1.056 - 1.060     2,431         --        1.55 - 2.45         1.54 - 4.75

DWSII Core Fixed Income                    2007  6,432 1.007 - 1.077     6,718       3.83        1.55 - 2.65         0.30 - 2.11
   Subaccount (Class B)                    2006  6,082 0.997 - 1.060     6,243       3.26        1.55 - 2.65         1.22 - 2.36
                                           2005  6,450 0.985 - 1.041     6,499       3.03        1.55 - 2.65       (1.70) - 0.78
                                           2004  5,115 0.993 - 1.015     5,159       0.48        1.55 - 2.65         0.20 - 3.86
                                           2003    189 0.986 - 0.990       186         --        1.70 - 2.30         1.12 - 3.02

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Davis Venture Value                  2007  6,710 1.281 - 1.581    10,209       0.32        1.55 - 2.65         1.43 - 2.53
   Subaccount (Class B)                    2006  6,525 1.263 - 1.542     9,723       0.26        1.55 - 2.65       11.38 - 12.64
                                           2005  6,219 1.134 - 1.369     8,265       0.34        1.55 - 2.65         2.89 - 8.00
                                           2004  4,121 1.068 - 1.273     5,180       0.01        1.55 - 2.50         1.94 - 9.48
                                           2003    185 1.156 - 1.160       214         --        1.70 - 2.30        5.65 - 16.06

DWSII Dreman High Return Equity            2007 11,712 1.138 - 1.547    17,531       1.06        1.55 - 2.65     (4.77) - (3.67)
   Subaccount (Class B)                    2006 12,289 1.194 - 1.606    19,166       1.21        1.55 - 2.65       15.11 - 16.40
                                           2005  8,634 1.036 - 1.380    11,585       1.11        1.55 - 2.65         1.07 - 6.28
                                           2004  4,520 1.113 - 1.304     5,841       0.28        1.55 - 2.65        3.20 - 14.51
                                           2003    182 1.159 - 1.164       212         --        1.70 - 2.50        5.63 - 19.06

DWSII Dreman Small Mid Cap Value           2007  4,202 1.306 - 2.067     8,142       0.59        1.55 - 2.65       (0.07) - 1.13
   Subaccount (Class B)                    2006  4,783 1.305 - 2.044     9,263       0.38        1.55 - 2.65       21.35 - 22.62
                                           2005  4,743 1.075 - 1.667     7,470       0.30        1.55 - 2.65       (0.87) - 9.34
                                           2004  2,539 1.165 - 1.542     3,800       0.17        1.55 - 2.65        2.35 - 23.90
                                           2003    201 1.244 - 1.246       250         --        1.70 - 2.10        9.60 - 20.66

DWSII Global Thematic                      2007  2,430 1.540 - 2.137     4,975       0.24        1.55 - 2.60         3.15 - 4.24
   Subaccount (Class B)                    2006  2,262 1.493 - 2.050     4,473       0.18        1.55 - 2.60       11.58 - 27.65
                                           2005  1,912 1.343 - 1.606     2,960         --        1.55 - 2.60       10.48 - 21.70
                                           2004  1,176 1.123 - 1.332     1,532       0.44        1.55 - 2.50        2.72 - 18.68
                                           2003    109 1.179 - 1.180       128         --        1.95 - 2.10         7.08 - 8.16

DWSII Government & Agency Securities       2007  1,408 1.032 - 1.089     1,496       4.15        1.55 - 2.65         2.69 - 3.93
   Subaccount (Class B)                    2006  1,537 1.005 - 1.054     1,581       3.22        1.55 - 2.65         1.11 - 2.15
                                           2005  1,466 0.994 - 1.037     1,481       3.53        1.55 - 2.65       (0.40) - 0.98
                                           2004  1,224 0.998 - 1.015     1,234       0.84        1.55 - 2.65       (0.20) - 2.54
                                           2003    182         0.995       181         --        1.95 - 2.10       (0.30) - 2.05

DWSII Growth Allocation                    2007 13,744 1.171 - 1.320    17,860       1.96        1.55 - 2.55         2.90 - 3.94
   Subaccount (Class B)                    2006 15,021 1.138 - 1.270    18,857       0.79        1.55 - 2.55        9.85 - 10.92
                                           2005 15,355 1.036 - 1.145    17,467         --        1.55 - 2.55       (0.09) - 8.13
                                           2004  4,429 1.094 - 1.097     4,852         --        1.55 - 2.30         0.64 - 7.78

DWSII High Income                          2007  3,876 1.048 - 1.319     4,937       7.46        1.55 - 2.65     (2.14) - (1.05)
   Subaccount (Class B)                    2006  4,372 1.070 - 1.333     5,671       7.05        1.55 - 2.65         7.25 - 8.46
                                           2005  4,575 0.997 - 1.229     5,497       8.44        1.55 - 2.65         0.17 - 2.47
                                           2004  2,742 1.082 - 1.207     3,274       1.96        1.55 - 2.65        1.01 - 10.25
                                           2003    186 1.088 - 1.093       202         --        1.70 - 2.50        4.50 - 10.86

DWSII International Select Equity          2007  2,994 1.545 - 2.224     6,358       2.15        1.55 - 2.65       13.14 - 14.40
   Subaccount (Class B)                    2006  2,721 1.364 - 1.944     5,021       1.61        1.55 - 2.65       21.80 - 23.12
                                           2005  2,731 1.119 - 1.579     4,097       2.29        1.55 - 2.65        2.68 - 15.80
                                           2004  1,580 1.150 - 1.407     2,192       0.11        1.55 - 2.50        2.88 - 22.00
                                           2003     68 1.206 - 1.210        82         --        1.95 - 2.50        6.35 - 20.40

DWSII Janus Growth & Income                2007  1,543 1.193 - 1.501     2,243       0.21        1.55 - 2.65         3.42 - 4.60
   Subaccount (Class B)                    2006  1,762 1.152 - 1.435     2,458       0.24        1.55 - 2.65         2.89 - 6.30
                                           2005  1,755 1.095 - 1.350     2,314         --        1.55 - 2.65        4.16 - 10.02
                                           2004  1,146 1.099 - 1.227     1,383         --        1.55 - 2.65        4.35 - 13.58
                                           2003    204 1.116 - 1.121       229         --        1.70 - 2.50        6.08 - 11.23

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Large Cap Value                      2007  2,093 1.311 - 1.581     3,178       1.30        1.55 - 2.65        9.80 - 11.03
   Subaccount (Class B)                    2006  2,093 1.104 - 1.424     2,876       1.17        1.55 - 2.65       11.90 - 13.20
                                           2005  2,178 0.985 - 1.258     2,650       1.42        1.55 - 2.65       (1.10) - 1.52
                                           2004  1,853 1.078 - 1.258     2,291       0.23        1.55 - 2.65         1.55 - 9.81
                                           2003    122 1.159 - 1.164       142         --        1.70 - 2.50        8.22 - 15.26

DWSII Mid Cap Growth                       2007    635 1.327 - 1.555       964         --        1.55 - 2.45         5.32 - 6.29
   Subaccount (Class B)                    2006    620 1.260 - 1.463       888         --        1.55 - 2.45        3.35 - 12.95
                                           2005    536 1.168 - 1.344       705         --        1.55 - 2.45        5.69 - 12.85
                                           2004    413 1.044 - 1.191       486         --        1.55 - 2.45        0.94 - 16.70
                                           2003     17         1.164        19         --               2.10              (0.26)

DWSII Moderate Allocation                  2007 13,894 1.135 - 1.260    17,238       2.22        1.55 - 2.55         2.44 - 3.45
   Subaccount (Class B)                    2006 14,481 1.108 - 1.218    17,442       0.87        1.55 - 2.55         8.10 - 9.24
                                           2005 14,106 1.025 - 1.115    15,627         --        1.55 - 2.55         2.60 - 5.84
                                           2004  4,088 1.075 - 1.078     4,398         --        1.55 - 2.30         1.42 - 6.22

DWSII Money Market                         2007  4,611 1.012 - 1.047     4,765       4.40        1.55 - 2.55         0.79 - 2.95
   Subaccount (Class B)                    2006  4,882 0.990 - 1.017     4,920       4.19        1.55 - 2.55         1.60 - 2.62
                                           2005  3,008 0.972 - 1.000     2,965       2.52        1.55 - 2.55         0.10 - 0.92
                                           2004  2,361 0.971 - 0.987     2,311       0.61        1.55 - 2.30     (1.52) - (0.40)
                                           2003    290 0.989 - 0.992       288       0.10        1.55 - 2.10     (0.50) - (0.20)

DWSII Small Cap Growth                     2007  2,345 1.093 - 1.396     3,151         --        1.55 - 2.65         3.01 - 4.18
   Subaccount (Class B)                    2006  2,352 1.060 - 1.340     3,043         --        1.55 - 2.65         1.99 - 3.24
                                           2005  2,131 1.037 - 1.298     2,688         --        1.55 - 2.65      (0.36) - 11.53
                                           2004    970 1.064 - 1.235     1,185         --        1.55 - 2.65        0.49 - 22.16
                                           2003     87 1.132 - 1.133        98         --        1.90 - 2.10         0.27 - 8.21

DWSII Technology                           2007  1,159 1.138 - 1.372     1,543         --        1.55 - 2.65      (3.20) - 12.09
   Subaccount (Class B)                    2006  1,004 1.025 - 1.224     1,192         --        1.55 - 2.65     (7.55) - (1.13)
                                           2005  1,127 1.045 - 1.238     1,363       0.12        1.55 - 2.65        0.58 - 15.49
                                           2004    818 1.043 - 1.217       976         --        1.55 - 2.65      (0.66) - 13.62
                                           2003    114 1.215 - 1.217       139         --        1.70 - 2.10        3.58 - 15.48

DWSII Turner Mid Cap Growth                2007  1,456 1.374 - 1.869     2,586         --        1.55 - 2.65        0.73 - 23.20
   Subaccount (Class B)                    2006  1,459 1.127 - 1.517     2,114         --        1.55 - 2.65       (6.86) - 4.62
                                           2005  1,467 1.187 - 1.450     2,052         --        1.55 - 2.65        4.62 - 12.38
                                           2004  1,107 1.097 - 1.324     1,451         --        1.55 - 2.50        6.10 - 12.71
                                           2003     92 1.210 - 1.213       111         --        1.95 - 2.30        2.36 - 16.01

Fidelity VIP Contrafund                    2007 13,481 1.559 - 2.046    25,967       0.78        1.55 - 2.60        1.63 - 15.46
   Subaccount (Service Class 2)            2006 13,276 1.364 - 1.772    22,196       1.00        1.55 - 2.60         8.51 - 9.72
                                           2005 11,559 1.257 - 1.615    17,783       0.08        1.55 - 2.60       11.70 - 17.26
                                           2004  4,082 1.107 - 1.406     5,658       0.03        1.55 - 2.50        5.13 - 16.00
                                           2003     98 1.234 - 1.240       121         --        1.55 - 2.30        0.24 - 16.70

Fidelity VIP Dynamic Capital Appreciation  2007    913 1.436 - 1.654     1,484       0.10        1.55 - 2.50         4.08 - 5.08
   Subaccount (Service Class 2)            2006    988 1.373 - 1.574     1,533       0.24        1.55 - 2.50       10.95 - 12.03
                                           2005  1,020 1.232 - 1.405     1,417         --        1.55 - 2.50       17.70 - 26.48
                                           2004    387 1.042 - 1.182       454         --        1.55 - 2.50      (0.85) - 16.29
                                           2003    115 1.181 - 1.185       136         --        1.55 - 2.10         3.32 - 7.36

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Fidelity VIP Mid Cap                       2007 13,188 1.734 - 2.529    30,667       0.49        1.55 - 2.60       12.38 - 13.56
   Subaccount (Service Class 2)            2006 13,669 1.543 - 2.227    27,993       0.17        1.55 - 2.60        9.51 - 10.63
                                           2005 12,662 1.409 - 2.013    23,741         --        1.55 - 2.60       14.37 - 16.22
                                           2004  4,744 1.227 - 1.732     8,105         --        1.55 - 2.50       14.03 - 25.97
                                           2003    135 1.402 - 1.411       190         --        1.55 - 2.50        5.22 - 12.57

FTVIPT Franklin Rising Dividends           2007  9,440 1.168 - 1.495    13,498       2.39        1.55 - 2.60     (5.19) - (4.23)
   Securities Subaccount (Class 2)         2006  9,632 1.232 - 1.561    14,539       1.05        1.55 - 2.60       14.18 - 15.37
                                           2005  8,404 1.079 - 1.353    11,153       0.90        1.55 - 2.60       (0.31) - 4.84
                                           2004  4,561 1.074 - 1.329     6,023       0.26        1.55 - 2.50        0.40 - 12.39
                                           2003     68 1.211 - 1.216        82         --        1.55 - 2.10        1.68 - 13.22

FTVIPT Franklin Small Mid-Cap Growth       2007  4,323 1.270 - 1.772     7,329         --        1.55 - 2.60         8.36 - 9.52
   Securities Subaccount (Class 2)         2006  3,318 1.172 - 1.618     5,110         --        1.55 - 2.60       (2.74) - 7.01
                                           2005  2,841 1.106 - 1.512     4,165         --        1.55 - 2.60         2.12 - 9.27
                                           2004  1,763 1.083 - 1.465     2,564         --        1.55 - 2.60        3.04 - 14.35
                                           2003    121 1.330 - 1.335       161         --        1.55 - 2.10       (0.82) - 6.12

FTVIPT Templeton Developing Markets        2007  5,256 2.449 - 3.645    17,563       2.20        1.55 - 2.60        1.06 - 26.83
   Securities Subaccount (Class 2)         2006  5,399 1.952 - 2.874    14,370       1.05        1.55 - 2.60       24.81 - 26.11
                                           2005  4,916 1.564 - 2.279    10,404       1.19        1.55 - 2.60       22.19 - 26.88
                                           2004  1,742 1.261 - 1.816     3,128       1.52        1.55 - 2.50        5.88 - 28.51
                                           2003     12 1.474 - 1.479        17         --        1.55 - 2.10        5.57 - 21.63

FTVIPT Templeton Foreign Securities        2007 10,181 1.650 - 2.303    21,786       2.00        1.55 - 2.60       12.47 - 13.67
   Subaccount (Class 2)                    2006 10,416 1.467 - 2.026    19,734       1.22        1.55 - 2.60       18.40 - 19.60
                                           2005  9,400 1.239 - 1.694    15,074       1.14        1.55 - 2.60        6.60 - 10.44
                                           2004  3,390 1.153 - 1.562     5,239       0.57        1.55 - 2.60        4.34 - 16.82
                                           2003    195 1.333 - 1.338       260         --        1.55 - 2.10         6.28 - 9.80

Janus Aspen Global Life Sciences           2007    167 1.796 - 1.860       306         --        1.55 - 2.30       18.94 - 19.85
   Subaccount (Service Shares)             2006    156 1.510 - 1.552       238         --        1.55 - 2.30         3.92 - 4.65
                                           2005    157 1.453 - 1.483       230         --        1.55 - 2.30        9.74 - 10.67
                                           2004    157 1.324 - 1.340       209         --        1.55 - 2.30        1.07 - 12.42
                                           2003     15 1.189 - 1.192        18         --        1.55 - 1.95         7.02 - 8.96

Janus Aspen Global Technology              2007  1,559 1.433 - 1.918     2,856       0.65        1.55 - 2.40        8.62 - 19.80
   Subaccount (Service Shares)             2006    659 1.206 - 1.601       999         --        1.55 - 2.40         5.24 - 6.17
                                           2005    536 1.146 - 1.508       766         --        1.55 - 2.40        4.56 - 23.46
                                           2004    279 1.217 - 1.373       381         --        1.55 - 2.30       (1.37) - 3.49
                                           2003      9 1.382 - 1.386        12         --        1.55 - 1.95       (0.86) - 9.05

Janus Aspen Worldwide Growth               2007    176 1.635 - 1.677       290       0.57        1.55 - 2.10         7.07 - 7.64
   Subaccount (Service Shares)             2006    163 1.515 - 1.558       251       1.64        1.55 - 2.30       12.31 - 16.18
                                           2005    165 1.322 - 1.341       219       1.34        1.55 - 2.10         3.36 - 3.95
                                           2004    106 1.279 - 1.290       136       1.18        1.55 - 2.10       (4.19) - 2.87
                                           2003     30 1.250 - 1.254        38       0.25        1.55 - 1.95       11.76 - 13.53

LMPVET Aggressive Growth
   Subaccount (Class I) (b)                2007  4,852 1.203 - 1.602     7,204         --        1.55 - 2.50     (5.02) - (4.42)

LMPVET Aggressive Growth
   Subaccount (Class II) (b)               2007  4,748 1.185 - 1.566     6,941         --        1.55 - 2.60     (5.20) - (4.51)

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVET Appreciation
   Subaccount (Class I) (b)                2007  1,072 1.260 - 1.591     1,646       1.02        1.55 - 2.40         2.27 - 2.84

LMPVET Equity Index                        2007  8,658 1.253 - 1.581    13,108       1.57        1.55 - 2.50         2.37 - 3.27
   Subaccount (Class II)                   2006  9,130 1.224 - 1.531    13,422       1.34        1.55 - 2.50       12.22 - 13.41
                                           2005  9,144 1.089 - 1.350    11,923       1.48        1.55 - 2.50         1.70 - 8.80
                                           2004  5,183 1.072 - 1.316     6,722       3.15        1.55 - 2.50        5.08 - 10.47
                                           2003    239 1.208 - 1.212       290       1.73        1.55 - 2.10        5.49 - 14.81

LMPVET Fundamental Value
   Subaccount (ClassI) (b)                 2007  2,906 1.215 - 1.659     4,590       1.21        1.55 - 2.60     (5.70) - (5.04)

LMPVET Investors                           2007  1,909 1.331 - 1.730     3,080       1.24        1.55 - 2.50         1.35 - 2.31
   Subaccount (Class I)                    2006  1,948 1.308 - 1.691     3,092       1.66        1.55 - 2.50       15.32 - 16.46
                                           2005  1,832 1.129 - 1.452     2,550       1.40        1.55 - 2.50         3.89 - 4.84
                                           2004  1,277 1.081 - 1.385     1,743       3.68        1.55 - 2.50         7.66 - 9.86
                                           2003     55 1.266 - 1.274        70       2.35        1.55 - 2.50        5.64 - 13.55

LMPVET Large Cap Growth
   Subaccount (ClassI) (b)                 2007  1,812 1.077 - 1.426     2,440       0.04        1.55 - 2.50     (1.16) - (0.56)

LMPVET Small Cap Growth                    2007  2,663 1.402 - 2.013     4,921         --        1.55 - 2.60         7.19 - 8.28
   Subaccount (Class I)                    2006  2,870 1.308 - 1.859     4,926         --        1.55 - 2.60        9.92 - 11.05
                                           2005  2,880 1.190 - 1.674     4,492         --        1.55 - 2.60         1.10 - 3.27
                                           2004  1,599 1.166 - 1.621     2,522         --        1.55 - 2.50        1.39 - 25.00
                                           2003    192 1.425 - 1.430       274         --        1.55 - 2.10        3.63 - 21.29

LMPVET Social Awareness                    2007    823 1.202 - 1.263     1,016       1.40        1.55 - 2.50         8.09 - 9.21
   Subaccount                              2006    816 1.112 - 1.162       926       0.55        1.55 - 2.50         5.10 - 6.05
                                           2005    727 1.058 - 1.102       779       0.91        1.55 - 2.50         1.83 - 4.08
                                           2004    267 1.039 - 1.077       278       1.43        1.55 - 2.50        0.00 - 12.42

LMPVPI All Cap                             2007     -- 1.296 - 1.747        --       0.29        1.55 - 2.50         4.66 - 4.92
   Subaccount (Class I) (a)                2006  2,869 1.238 - 1.665     4,544       1.39        1.55 - 2.50       15.19 - 16.27
                                           2005  2,874 1.074 - 1.432     3,928       1.02        1.55 - 2.50        1.45 - 10.49
                                           2004  1,925 1.059 - 1.398     2,644       1.09        1.55 - 2.50        5.68 - 13.60
                                           2003    186 1.302 - 1.311       244       0.54        1.55 - 2.50        7.83 - 16.37

LMPVPI All Cap                             2007     -- 1.233 - 1.261        --       0.04        1.55 - 2.60         2.53 - 4.82
   Subaccount (Class II) (a)               2006    188 1.180 - 1.203       225       2.20        1.55 - 2.60        4.93 - 16.01
                                           2005     23 1.027 - 1.037        23       0.63        1.55 - 2.60         1.58 - 8.02

LMPVPII Growth and Income                  2007     -- 1.232 - 1.547        --       0.06        1.55 - 2.40         4.14 - 4.46
   Subaccount (Class I) (a)                2006  1,170 1.183 - 1.481     1,670       0.41        1.55 - 2.40        9.74 - 11.84
                                           2005  1,151 1.078 - 1.338     1,490       0.41        1.55 - 2.40         1.22 - 2.06
                                           2004    878 1.065 - 1.311     1,134       2.13        1.55 - 2.40         2.36 - 8.77
                                           2003     57 1.225 - 1.229        70       0.55        1.55 - 1.95         5.06 - 7.24

LMPVPI Large Cap Growth                    2007     -- 1.087 - 1.434        --         --        1.55 - 2.50         3.83 - 4.16
   Subaccount (Class I) (a)                2006  2,012 1.045 - 1.377     2,611         --        1.55 - 2.50         1.68 - 2.68
                                           2005  2,073 1.023 - 1.341     2,653       0.02        1.55 - 2.50         2.67 - 3.55
                                           2004  1,359 0.992 - 1.295     1,723       0.39        1.55 - 2.50      (4.19) - 13.94
                                           2003    106 1.303 - 1.308       139         --        1.55 - 2.10        3.66 - 14.44

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVPII Aggressive Growth                  2007     -- 1.266 - 1.676        --         --        1.55 - 2.50         3.26 - 3.52
   Subaccount (Class I) (a)                2006  5,658 1.226 - 1.619     8,461         --        1.55 - 2.50         8.32 - 9.39
                                           2005  5,529 1.131 - 1.480     7,653         --        1.55 - 2.50        7.13 - 17.99
                                           2004  2,209 1.056 - 1.368     2,975         --        1.55 - 2.50      (1.53) - 13.30
                                           2003    122 1.265 - 1.274       155         --        1.55 - 2.50        4.20 - 13.14

LMPVPII Aggressive Growth                  2007     -- 1.250 - 1.640        --         --        1.55 - 2.60         3.14 - 3.47
   Subaccount (Class II) (a)               2006  4,745 1.212 - 1.585     7,132         --        1.55 - 2.60         7.93 - 9.08
                                           2005  3,681 1.123 - 1.453     5,212         --        1.55 - 2.60        6.85 - 17.48
                                           2004  2,435 1.051 - 1.346     3,257         --        1.55 - 2.60      (0.89) - 10.69
                                           2003    146 1.252 - 1.257       184         --        1.55 - 2.10       (0.08) - 7.45

LMPVET Capital and Income
   Subaccount (Class II) (b)               2007  3,621 1.086 - 1.372     4,781       1.23        1.55 - 2.70       (1.75) - 0.00

LMPVIT Adjustable Rate Income              2007  2,401 0.985 - 1.026     2,424       4.35        1.55 - 2.50     (1.10) - (0.19)
   Subaccount                              2006  2,895 0.996 - 1.028     2,941       4.21        1.55 - 2.60         1.41 - 2.49
                                           2005  3,439 0.981 - 1.003     3,417       3.88        1.55 - 2.60       (0.20) - 0.80
                                           2004  1,531 0.983 - 0.999     1,515       2.81        1.55 - 2.60     (0.91) - (0.10)
                                           2003     24 0.998 - 0.999        24       0.46        1.55 - 1.70         0.00 - 0.10

LMPVPI Total Return                        2007     -- 1.096 - 1.372        --       0.57        1.55 - 2.70         2.42 - 2.85
   Subaccount (Class II) (a)               2006  3,314 1.069 - 1.334     4,295       2.23        1.55 - 2.70        2.00 - 10.52
                                           2005  2,172 1.056 - 1.207     2,591       2.12        1.55 - 2.60       (0.85) - 3.22
                                           2004  1,125 1.117 - 1.191     1,333       4.47        1.55 - 2.50         0.09 - 6.82
                                           2003     80 1.112 - 1.115        89       0.77        1.55 - 1.95         3.15 - 8.58

Lord Abbett Growth and Income              2007     -- 1.308 - 1.682        --         --        1.55 - 2.60         3.62 - 3.89
   Subaccount (Class VC) (a)               2006  9,932 1.262 - 1.619    15,035       1.28        1.55 - 2.60       14.21 - 15.48
                                           2005  9,339 1.105 - 1.402    12,372       1.31        1.55 - 2.60         0.74 - 4.69
                                           2004  3,180 1.099 - 1.379     4,334       2.24        1.55 - 2.50        2.01 - 14.21
                                           2003    169 1.239 - 1.243       210       1.69        1.55 - 2.10        4.98 - 12.93

Lord Abbett Mid-Cap Value                  2007     -- 1.477 - 1.995        --         --        1.55 - 2.50        9.90 - 10.22
   Subaccount (Class VC) (a)               2006  7,690 1.343 - 1.810    13,037       0.49        1.55 - 2.50        9.46 - 10.50
                                           2005  8,163 1.226 - 1.638    12,646       0.58        1.55 - 2.50        5.55 - 13.54
                                           2004  3,089 1.160 - 1.537     4,701       0.80        1.55 - 2.50        3.66 - 21.96
                                           2003    108 1.252 - 1.257       136       2.19        1.70 - 2.30        7.90 - 16.90

MIST Batterymarch Mid-Cap Stock            2007  3,112 1.302 - 1.792     5,296       0.31        1.55 - 2.60         3.33 - 4.43
   Subaccount (Class A)                    2006  3,217 1.260 - 1.716     5,268         --        1.55 - 2.60     (5.48) - (4.77)

MIST BlackRock High Yield                  2007  9,128 1.152 - 1.331    11,725       5.40        1.44 - 2.39       (3.11) - 1.14
   Subaccount (Class A)                    2006  4,114 1.157 - 1.316     5,267         --        1.55 - 2.50         4.78 - 5.45

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)                2007  2,586 1.415 - 1.724     4,252         --        1.55 - 2.60     (0.77) - (0.06)

MIST BlackRock Large-Cap Core              2007     -- 1.426 - 1.725        --       0.69        1.55 - 2.60        4.53 - 4.86
   Subaccount (Class A) (a)                2006  3,099 1.364 - 1.645     4,905         --        1.55 - 2.60         5.17 - 5.92

MIST Dreman Small-Cap Value                2007    381 1.293 - 1.322       499         --        1.55 - 2.40     (3.29) - (2.51)
   Subaccount (Class A)                    2006    276 1.335 - 1.356       371       0.64        1.55 - 2.50       (0.37) - 9.48

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Harris Oakmark International          2007  3,949 1.477 - 1.924     7,220       0.95        1.54 - 2.59     (3.40) - (2.34)
   Subaccount (Class A)                    2006  3,322 1.529 - 1.970     6,267         --        1.51 - 2.56        9.45 - 17.50

MIST Janus Forty                           2007  5,161 1.717 - 2.172    10,611       0.17        1.55 - 2.60       27.09 - 28.44
   Subaccount (Class A)                    2006  5,188 1.351 - 1.691     8,292         --        1.55 - 2.60         1.87 - 2.55

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)                2007    385 1.105 - 1.127       430         --        1.55 - 2.30   (12.79) - (12.36)

MIST Legg Mason Partners Managed           2007  3,583 1.197 - 1.240     4,379       2.38        1.55 - 2.50         3.73 - 4.73
   Assets Subaccount (Class A)             2006  3,675 1.154 - 1.186     4,309         --        1.55 - 2.50         5.00 - 5.71

MIST Lord Abbett Bond Debenture            2007  2,966 1.180 - 1.387     3,988       5.58        1.55 - 2.50         4.24 - 5.24
   Subaccount (Class A)                    2006  3,146 1.131 - 1.318     4,037         --        1.55 - 2.50         4.17 - 4.77

MIST Lord Abbett Growth and Income         2007 26,022 1.084 - 1.104    28,509       0.53        1.30 - 2.35       (2.43) - 2.41
  Subaccount (Class B)                     2006 14,276 1.071 - 1.078    15,344         --        1.30 - 2.25         6.99 - 7.69

MIST Lord Abbett Mid-Cap Value             2007 11,639 1.045 - 1.062    12,277       0.03        1.55 - 2.50    (10.68) - (0.93)
   Subaccount (Class B)                    2006    100 1.066 - 1.072       107         --        1.55 - 2.40      (0.47) - 14.41

MIST Met/AIM Capital Appreciation          2007  1,935 1.267 - 1.596     2,899       0.09        1.55 - 2.60        9.04 - 10.14
   Subaccount (Class A)                    2006  2,015 1.162 - 1.449     2,762       0.18        1.55 - 2.60     (1.86) - (1.16)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)                2007  4,459 1.253 - 1.574     6,777         --        1.55 - 2.60         2.45 - 3.08

MIST Met/AIM Small Cap Growth              2007    320 1.358 - 1.388       439         --        1.55 - 2.40         8.81 - 9.72
   Subaccount (Class A)                    2006    151 1.248 - 1.265       190         --        1.55 - 2.40      (1.27) - 14.44

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)                2007  1,831 2.040 - 3.509     6,019         --        1.55 - 2.65       24.32 - 25.28

MIST MFS Research International
   Subaccount (Class B) (b)                2007    898 1.798 - 2.326     2,036         --        1.55 - 2.30       (2.43) - 4.49

MIST MFS Value                             2007  6,311 1.425 - 1.475     9,216         --        1.55 - 2.50         5.01 - 5.96
   Subaccount (Class A)                    2006  5,845 1.357 - 1.399     8,086       1.33        1.55 - 2.50        9.79 - 10.56

MIST Neuberger Berman Real Estate          2007 12,750 1.006 - 1.024    12,977       1.09        1.55 - 2.60   (17.00) - (16.13)
   Subaccount (Class A)                    2006 14,706 1.212 - 1.221    17,906         --        1.55 - 2.60       20.84 - 21.73

MIST Oppenheimer Capital Appreciation      2007  6,037 1.115 - 1.134     6,810         --        1.55 - 2.60       11.39 - 12.50
   Subaccount (Class B)                    2006  5,584 1.001 - 1.008     5,617         --        1.55 - 2.60         0.70 - 1.41

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)                2007 10,145 1.080 - 1.214    11,977         --        1.55 - 2.60         5.58 - 6.30

MIST Pioneer Fund                          2007    710 1.328 - 1.606     1,096       0.90        1.55 - 2.50         2.40 - 3.41
   Subaccount (Class A)                    2006    915 1.291 - 1.553     1,367         --        1.55 - 2.50         6.91 - 7.55

MIST Pioneer Mid-Cap Value                 2007     -- 1.267 - 1.286        --       0.42        1.55 - 2.30        9.47 - 10.48
   Subaccount (Class A) (a)                2006    403 1.151 - 1.164       467       0.25        1.55 - 2.30         1.05 - 7.93

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Pioneer Strategic Income              2007  7,953 1.176 - 1.222     9,597       0.69        1.55 - 2.60         3.90 - 5.00
   Subaccount (Class A)                    2006  7,967 1.131 - 1.170     9,185       4.88        1.55 - 2.60         2.85 - 3.57

MIST Third Avenue Small Cap Value          2007 23,927 0.965 - 0.983    23,369       0.55        1.55 - 2.60    (10.65) - (4.47)
   Subaccount (Class B)                    2006 11,793 1.023 - 1.029    12,101         --        1.55 - 2.50         1.99 - 2.59

MSF BlackRock Aggressive Growth            2007  3,419 1.301 - 1.791     5,818         --        1.55 - 2.50       17.41 - 18.61
   Subaccount (Class D)                    2006  3,413 1.106 - 1.510     4,887         --        1.55 - 2.50     (2.98) - (2.39)

MSF BlackRock Bond Income                  2007  7,720 1.057 - 1.114     8,451       3.22        1.55 - 2.50         3.60 - 4.70
   Subaccount (Class A)                    2006  7,799 1.017 - 1.064     8,186         --        1.55 - 2.50         3.32 - 3.91

MSF BlackRock Money Market                 2007 32,798 1.023 - 1.069    34,537       4.94        1.55 - 2.70         0.38 - 3.38
   Subaccount (Class A)                    2006 22,531 0.999 - 1.034    22,986       3.30        1.55 - 2.70         1.09 - 2.27

MSF FI Large Cap                           2007  3,476 1.161 - 1.427     4,555       0.16        1.55 - 2.60         1.22 - 2.37
   Subaccount (Class A)                    2006  3,768 1.147 - 1.394     4,864         --        1.55 - 2.60         0.70 - 1.38

MSF FI Value Leaders                       2007  7,652 1.212 - 1.519    11,077       0.83        1.55 - 2.60         1.34 - 2.50
   Subaccount (Class D)                    2006  7,806 1.196 - 1.482    11,076         --        1.55 - 2.60         1.96 - 2.63

MSF MetLife Aggressive Allocation          2007  1,927 1.060 - 1.078     2,058       0.05        1.55 - 2.60         0.66 - 1.60
   Subaccount (Class B)                    2006  1,577 1.053 - 1.061     1,666         --        1.55 - 2.60         5.09 - 5.89

MSF MetLife Conservative Allocation        2007  2,606 1.067 - 1.084     2,799         --        1.55 - 2.50       (0.09) - 3.93
   Subaccount (Class B)                    2006  2,593 1.036 - 1.043     2,695         --        1.55 - 2.50         0.97 - 5.80

MSF MetLife Conservative to Moderate       2007  3,662 1.068 - 1.083     3,940         --        1.55 - 2.40         1.04 - 3.66
   Allocation Subaccount (Class B)         2006  1,853 1.044 - 1.050     1,939         --        1.55 - 2.40         3.77 - 4.79

MSF MetLife Moderate Allocation            2007 11,761 1.067 - 1.084    12,644       0.01        1.55 - 2.50         1.81 - 2.75
   Subaccount (Class B)                    2006 10,582 1.048 - 1.055    11,126         --        1.55 - 2.50         4.59 - 9.92

MSF MetLife Moderate to Aggressive         2007  6,204 1.065 - 1.084     6,674       0.03        1.55 - 2.60       (2.26) - 2.26
   Allocation Subaccount (Class B)         2006  6,709 1.052 - 1.060     7,085         --        1.55 - 2.60         4.99 - 5.79

MSF MFS Total Return                       2007  5,033 1.077 - 1.099     5,484       1.81        1.55 - 2.75       (3.47) - 2.52
   Subaccount (Class B)                    2006  3,929 1.064 - 1.072     4,198         --        1.55 - 2.65         6.08 - 6.88

MSF MFS Total Return                       2007 24,421 1.226 - 1.419    33,326       1.96        1.55 - 2.50         1.57 - 2.60
   Subaccount (Class F)                    2006 25,723 1.205 - 1.383    34,428         --        1.55 - 2.50         6.26 - 6.88

MSF Oppenheimer Global Equity              2007 30,426 1.081 - 1.101    33,273       0.89        1.55 - 2.60         3.54 - 4.66
   Subaccount (Class B)                    2006 33,480 1.044 - 1.052    35,113         --        1.39 - 2.54         4.82 - 5.62

MSF T. Rowe Price Large Cap Growth         2007  2,390 1.131 - 1.149     2,730       0.19        1.55 - 2.50       (2.24) - 7.48
   Subaccount (Class B)                    2006  2,365 1.062 - 1.069     2,523         --        1.55 - 2.50         6.41 - 7.11

MSF Western Asset Management High          2007     -- 1.163 - 1.199        --      10.16        1.55 - 2.50         3.47 - 3.82
   Yield Bond Subaccount (Class A) (a)     2006  6,377 1.124 - 1.157     7,320         --        1.55 - 2.50         5.64 - 6.37

MSF Western Asset Management               2007  5,392 1.067 - 1.117     5,929       2.77        1.40 - 2.45         1.86 - 2.89
   U.S. Government Subaccount (Class A)    2006  5,918 1.046 - 1.091     6,345         --        1.40 - 2.45         2.77 - 3.47

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
PIMCO VIT Real Return                      2007     -- 1.020 - 1.141        --       1.55        1.55 - 2.60         1.72 - 1.98
   Subaccount (Administrative Class) (a)   2006 10,340 1.002 - 1.119    11,306       4.24        1.55 - 2.60     (1.89) - (0.80)
                                           2005  9,967 1.018 - 1.128    11,053       2.92        1.55 - 2.60       (0.56) - 0.66
                                           2004  4,188 1.020 - 1.122     4,667       1.18        1.55 - 2.60         1.23 - 7.47
                                           2003    331 1.043 - 1.047       346       0.38        1.55 - 2.10       (1.23) - 2.45

PIMCO VIT Total Return                     2007 23,835 1.095 - 1.155    27,021       4.80        1.55 - 2.60         5.98 - 7.04
   Subaccount (Administrative Class)       2006 24,626 1.030 - 1.079    26,181       4.42        1.55 - 2.60         1.15 - 2.27
                                           2005 22,715 1.014 - 1.055    23,715       3.59        1.55 - 2.60       (0.19) - 0.86
                                           2004  8,552 1.011 - 1.046     8,894       1.99        1.55 - 2.60         0.10 - 3.26
                                           2003    649 1.007 - 1.013       656       1.33        1.55 - 2.50       (1.37) - 3.58

Pioneer America Income VCT                 2007     -- 1.022 - 1.077        --       3.94        1.55 - 2.70         2.51 - 3.79
   Subaccount (Class II) (c)               2006  8,439 0.993 - 1.042     8,589       4.41        1.55 - 2.70         0.49 - 2.55
                                           2005  7,379 0.985 - 1.031     7,418       4.46        1.55 - 2.60       (1.16) - 0.41
                                           2004  3,712 0.990 - 1.034     3,730       4.63        1.55 - 2.50       (1.19) - 3.07
                                           2003     95 0.993 - 0.995        94       0.66        1.55 - 1.95       (0.10) - 1.22

Pioneer Bond VCT
   Subaccount (Class II) (d)               2007  8,897 1.090 - 1.092     9,707       0.65        1.55 - 2.70         9.00 - 9.20

Pioneer Cullen Value VCT                   2007  6,349 1.274 - 1.312     8,261       0.80        1.55 - 2.60         2.32 - 4.79
   Subaccount (Class II)                   2006  4,297 1.229 - 1.252     5,355       0.17        1.55 - 2.60        4.91 - 15.29
                                           2005  1,318 1.077 - 1.086     1,427         --        1.55 - 2.60        0.65 - 10.74

Pioneer Emerging Markets VCT               2007  4,034 3.178 - 4.474    16,567       0.34        1.55 - 2.60       38.78 - 40.25
   Subaccount (Class II)                   2006  3,673 2.290 - 3.190    10,763       0.34        1.55 - 2.60       18.94 - 33.42
                                           2005  2,674 1.734 - 2.391     6,191       0.46        1.55 - 2.60       31.92 - 39.65
                                           2004  1,557 1.294 - 1.764     2,728       0.56        1.55 - 2.60        0.00 - 28.02
                                           2003     55 1.505 - 1.510        82         --        1.55 - 2.10        1.28 - 18.69

Pioneer Equity Income VCT                  2007  7,595 1.347 - 1.703    12,465       2.30        1.55 - 2.60     (2.04) - (0.99)
   Subaccount (Class II)                   2006  7,097 1.375 - 1.720    11,862       2.42        1.55 - 2.60       11.13 - 20.28
                                           2005  5,594 1.155 - 1.430     7,879       2.23        1.55 - 2.60         0.61 - 4.05
                                           2004  3,021 1.127 - 1.377     4,140       3.12        1.55 - 2.50        2.36 - 14.27
                                           2003    101 1.201 - 1.205       121       0.92        1.55 - 2.10        4.43 - 10.56

Pioneer Equity Opportunity VCT             2007     -- 1.339 - 1.377        --       0.18        1.55 - 2.60      (5.61) - 10.07
   Subaccount (Class II) (c)               2006    158 1.228 - 1.251       196       0.32        1.55 - 2.60      (0.88) - 17.46
                                           2005     30 1.058 - 1.065        32         --        1.55 - 2.40       (1.21) - 8.45

Pioneer Fund VCT                           2007 10,620 1.301 - 1.633    16,551       1.06        1.55 - 2.60         2.12 - 3.16
   Subaccount (Class II)                   2006  6,575 1.274 - 1.583    10,009       1.13        1.55 - 2.60       13.35 - 14.63
                                           2005  5,875 1.124 - 1.381     7,912       1.16        1.55 - 2.60         3.21 - 6.18
                                           2004  3,497 1.089 - 1.324     4,598       1.17        1.55 - 2.60        0.74 - 13.11
                                           2003    336 1.208 - 1.213       407       0.74        1.55 - 2.10        0.25 - 12.86

Pioneer Global High Yield VCT              2007  4,530 1.069 - 1.154     5,154       8.08        1.55 - 2.75       (0.71) - 0.52
   Subaccount (Class II)                   2006  3,095 1.075 - 1.148     3,517       7.29        1.55 - 2.75        2.37 - 10.28
                                           2005    670 1.032 - 1.041       696       4.80        1.55 - 2.60       (0.48) - 5.06

Pioneer High Yield VCT                     2007 10,357 1.068 - 1.357    13,519       5.08        1.55 - 2.75         0.66 - 3.98
   Subaccount (Class II)                   2006 11,739 1.044 - 1.305    14,826       5.26        1.55 - 2.70         0.17 - 6.62
                                           2005  8,126 1.074 - 1.224     9,833       5.23        1.55 - 2.60       (0.83) - 1.99
                                           2004  6,312 1.087 - 1.223     7,686       5.01        1.55 - 2.50         1.21 - 6.93
                                           2003    332 1.148 - 1.152       382       2.37        1.55 - 2.10         1.68 - 9.09

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Ibbotson Aggressive Allocation VCT 2007  4,404 1.236 - 1.266     5,526       1.26        1.55 - 2.40         2.66 - 3.60
   Subaccount (Class II)                   2006  3,637 1.204 - 1.222     4,420       0.26        1.55 - 2.40        6.56 - 12.63
                                           2005  1,079 1.078 - 1.085     1,166         --        1.55 - 2.40        2.56 - 10.94

Pioneer Ibbotson Growth Allocation VCT     2007 91,686 1.089 - 1.230   110,642       1.01        1.55 - 2.90         2.74 - 4.06
   Subaccount (Class II)                   2006 55,528 1.060 - 1.182    64,825       0.14        1.55 - 2.90        5.35 - 10.99
                                           2005  4,439 1.058 - 1.065     4,711         --        1.55 - 2.40         0.95 - 9.15

Pioneer Ibbotson Moderate Allocation VCT   2007 48,332 1.081 - 1.190    56,545       1.01        1.55 - 2.70         2.85 - 4.02
   Subaccount (Class II)                   2006 33,498 1.051 - 1.144    37,907       0.30        1.55 - 2.70       (0.26) - 8.95
                                           2005  4,663 1.043 - 1.050     4,880         --        1.55 - 2.40         2.44 - 7.28

Pioneer Independence VCT                   2007  1,704 1.207 - 1.394     2,298         --        1.55 - 2.60         4.68 - 5.77
   Subaccount (Class II)                   2006  1,390 1.153 - 1.318     1,778         --        1.55 - 2.60        1.57 - 12.18
                                           2005  1,184 1.086 - 1.228     1,424       0.58        1.55 - 2.60       (0.44) - 3.52
                                           2004    799 1.189 - 1.208       962         --        1.55 - 2.50        4.18 - 10.55
                                           2003     77 1.149 - 1.154        88         --        1.55 - 2.10         0.17 - 2.58

Pioneer International Value VCT            2007  2,695 1.729 - 2.295     5,797       0.31        1.55 - 2.60       10.34 - 11.46
   Subaccount (Class II)                   2006  2,234 1.567 - 2.059     4,369       0.26        1.55 - 2.60       19.44 - 20.69
                                           2005    873 1.312 - 1.706     1,457       0.06        1.55 - 2.60        9.65 - 18.76
                                           2004    504 1.480 - 1.504       752       0.32        1.55 - 2.50       12.62 - 16.59
                                           2003     16 1.286 - 1.290        21         --        1.55 - 1.95       12.41 - 12.76

Pioneer Mid Cap Value VCT                  2007  6,362 1.345 - 1.928    11,422       0.58        1.55 - 2.60         2.67 - 3.71
   Subaccount (Class II)                   2006  5,978 1.310 - 1.859    10,453         --        1.55 - 2.60        9.35 - 10.52
                                           2005  5,101 1.198 - 1.682     8,245       0.21        1.55 - 2.60       (0.07) - 5.99
                                           2004  2,609 1.143 - 1.587     4,112       0.17        1.55 - 2.50        0.78 - 19.86
                                           2003    205 1.317 - 1.324       271         --        1.55 - 2.30        7.24 - 11.20

Pioneer Oak Ridge Large Cap Growth VCT     2007  4,884 1.189 - 1.257     6,041       0.19        1.55 - 2.60         5.41 - 6.44
   Subaccount (Class II)                   2006  4,896 1.128 - 1.181     5,709       0.03        1.55 - 2.60       (1.18) - 1.20
                                           2005  3,982 1.127 - 1.167     4,610       0.14        1.55 - 2.60        4.59 - 10.98
                                           2004  1,455 1.070 - 1.095     1,589         --        1.55 - 2.50      (0.09) - 11.01

Pioneer Real Estate Shares VCT             2007  4,048 1.470 - 2.035     7,785       2.52        1.55 - 2.60    (21.18) - (6.17)
   Subaccount (Class II)                   2006  4,537 1.859 - 2.555    11,118       2.40        1.55 - 2.60       20.87 - 34.40
                                           2005  3,540 1.462 - 1.901     6,588       3.29        1.55 - 2.60        4.24 - 18.55
                                           2004  1,875 1.310 - 1.681     3,137       4.29        1.55 - 2.30        4.13 - 41.52
                                           2003     99 1.256 - 1.261       125       2.94        1.55 - 2.10      (0.16) - 15.69

Pioneer Small and Mid Cap Growth VCT       2007     -- 1.266 - 1.388        --         --        1.55 - 2.60       17.11 - 18.23
   Subaccount (Class II) (c)               2006  1,958 1.081 - 1.174     2,261         --        1.55 - 2.60         1.05 - 8.48
                                           2005  1,575 1.029 - 1.106     1,724         --        1.55 - 2.60         1.47 - 6.69
                                           2004    794 1.010 - 1.074       850         --        1.55 - 2.40       (1.11) - 5.29

Pioneer Small Cap Value VCT                2007  4,166 1.255 - 1.797     6,895       0.51        1.55 - 2.60     (9.58) - (8.60)
   Subaccount (Class II)                   2006  4,228 1.388 - 1.966     7,797         --        1.55 - 2.60       11.22 - 12.41
                                           2005  2,736 1.248 - 1.749     4,661         --        1.55 - 2.60        8.39 - 18.16
                                           2004  1,455 1.156 - 1.599     2,314         --        1.55 - 2.50        3.96 - 19.94
                                           2003    182 1.348 - 1.355       247         --        1.55 - 2.30        8.00 - 10.49

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Strategic Income VCT               2007 17,800 1.064 - 1.301    22,422       5.15        1.55 - 2.70         3.30 - 4.50
   Subaccount (Class II)                   2006 15,977 1.030 - 1.245    19,447       5.17        1.55 - 2.70         3.39 - 4.62
                                           2005 13,239 1.060 - 1.190    15,555       5.58        1.55 - 2.60       (0.18) - 1.79
                                           2004  7,013 1.097 - 1.179     8,226       5.63        1.55 - 2.60         0.18 - 8.26
                                           2003    552 1.085 - 1.089       601       2.51        1.55 - 2.10         0.18 - 6.06

Pioneer Value VCT                          2007     -- 1.231 - 1.528        --       2.74        1.55 - 2.60       (0.73) - 0.13
   Subaccount (Class II) (c)               2006  4,146 1.240 - 1.526     6,072       0.22        1.55 - 2.60       12.12 - 13.29
                                           2005  3,810 1.106 - 1.347     5,010       0.09        1.55 - 2.60       (0.07) - 6.14
                                           2004  2,559 1.085 - 1.307     3,321       0.04        1.55 - 2.60        0.46 - 11.26
                                           2003     76 1.187 - 1.192        91       0.03        1.55 - 2.10         3.56 - 8.09

Putnam VT International Equity             2007     -- 2.161 - 2.226        --       2.83        1.55 - 2.30         8.05 - 8.27
   Subaccount (Class IB) (a)               2006    356 2.000 - 2.056       724       0.62        1.55 - 2.30       24.77 - 25.75
                                           2005    378 1.603 - 1.635       613       1.38        1.55 - 2.30        9.64 - 10.47
                                           2004    327 1.462 - 1.480       482       1.46        1.55 - 2.30       13.60 - 14.37
                                           2003     73 1.287 - 1.294        95         --        1.55 - 2.30        7.92 - 13.76

Putnam VT Small Cap Value                  2007     -- 1.509 - 2.310        --       0.55        1.55 - 2.60         6.46 - 6.80
   Subaccount (Class IB) (a)               2006  7,589 1.416 - 2.163    14,986       0.32        1.55 - 2.60       14.33 - 15.48
                                           2005  7,439 1.235 - 1.873    12,828       0.14        1.55 - 2.60        0.42 - 10.99
                                           2004  3,522 1.180 - 1.777     6,159       0.06        1.55 - 2.50        3.02 - 25.92
                                           2003    119 1.423 - 1.430       169         --        1.55 - 2.30        4.84 - 27.62

Van Kampen LIT Comstock                    2007  8,374 1.242 - 1.642    12,611       1.58        1.55 - 2.50     (4.73) - (3.86)
   Subaccount (Class II)                   2006  9,180 1.302 - 1.708    14,496       1.27        1.55 - 2.50       13.18 - 14.25
                                           2005  9,419 1.149 - 1.495    13,086       0.64        1.55 - 2.50         1.53 - 5.03
                                           2004  3,433 1.133 - 1.458     4,944       0.31        1.55 - 2.50        3.91 - 15.62
                                           2003    229 1.255 - 1.261       288         --        1.55 - 2.30        6.90 - 14.05

Van Kampen LIT Enterprise                  2007    128 1.463 - 1.501       190       0.15        1.55 - 2.10       10.08 - 10.69
   Subaccount (Class II)                   2006    130 1.329 - 1.356       175       0.18        1.55 - 2.10         4.56 - 5.20
                                           2005    128 1.271 - 1.289       164       0.46        1.55 - 2.10         5.65 - 6.18
                                           2004    126 1.203 - 1.214       152       0.04        1.55 - 2.10         1.77 - 5.80
                                           2003     21 1.185 - 1.188        25         --        1.55 - 1.95         2.78 - 5.79

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January1, 2007 to April 27, 2007.

(b)  For the period April30, 2007 to December 31, 2007.

(c)  For the period January1, 2007 to November 9, 2007.

(d)  For the period November12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           AIM V.I. MID CAP CORE EQUITY   AIM V.I. UTILITIES   AIM V.I. CAPITAL APPRECIATION
                                    SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                   (SERIES II)                (SERIES I)                (SERIES II)
                           ----------------------------  --------------------  ----------------------------
                                2007          2006          2007      2006         2007 (a)       2006
                           -------------  -------------  ---------- ---------  --------------  ------------
Accumulation units
   beginning of year          1,823,430     1,719,897    1,341,715  1,222,977     4,167,301     3,727,550
Accumulation units issued
   and transferred from
   other funding options        329,756       451,093      276,827    381,339       197,560       953,140
Accumulation units
   redeemed and
   transferred to
   other funding options       (389,422)     (347,560)    (348,519)  (262,601)   (4,364,861)     (513,389)
                              ---------     ---------    ---------  ---------    ----------     ---------
Accumulation units
   end of year                1,763,764     1,823,430    1,270,023  1,341,715            --     4,167,301
                              =========     =========    =========  =========    ==========     =========

                           AMERICAN FUNDS GROWTH    CREDIT SUISSE TRUST   CREDIT SUISSE TRUST
                                SUBACCOUNT           EMERGING MARKETS       GLOBAL SMALL CAP
                                 (CLASS 2)              SUBACCOUNT             SUBACCOUNT
                           ----------------------  ---------------------  -------------------
                              2007        2006      2007 (a)     2006        2007     2006
                           ----------  ----------  ----------  ---------  ---------  --------
Accumulation units
   beginning of year       33,890,233  32,711,932   2,016,848  1,918,047    504,122  447,132
Accumulation units issued
   and transferred from
   other funding options    1,867,433   4,297,613      85,397    410,923     81,688  128,585
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,630,599) (3,119,312) (2,102,245)  (312,122)  (163,194) (71,595)
                           ----------  ----------  ----------  ---------   --------  -------
Accumulation units
   end of year             31,127,067  33,890,233          --  2,016,848    422,616  504,122
                           ==========  ==========  ==========  =========   ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                              ALGER AMERICAN          AMERICAN FUNDS          AMERICAN FUNDS
                             LEVERAGED ALLCAP          GLOBAL GROWTH          GROWTH-INCOME
                                SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS S)               (CLASS 2)              (CLASS 2)
                           ---------------------  ----------------------  ----------------------
                              2007       2006        2007        2006        2007        2006
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       1,428,189     967,064  11,327,782   9,664,246  31,309,671  29,867,942
Accumulation units issued
   and transferred from
   other funding options     911,453   1,547,142   2,140,353   2,798,905   1,321,568   3,822,444
Accumulation units
   redeemed and
   transferred to
   other funding options    (322,625) (1,086,017) (1,693,285) (1,135,369) (3,720,330) (2,380,715)
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,017,017   1,428,189  11,774,850  11,327,782  28,910,909  31,309,671
                           =========   =========  ==========  ==========  ==========  ==========

                                                  DREYFUS SOCIALLY
                           DREYFUS MIDCAP STOCK  RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                             (SERVICE SHARES)     (SERVICE SHARES)       (INITIAL SHARES)
                           --------------------  ------------------  ------------------------
                              2007       2006      2007      2006        2007         2006
                           ---------  ---------  --------  --------  -----------   ----------
Accumulation units
   beginning of year       3,562,336  3,581,835   239,136  243,937     1,849,997   1,820,257
Accumulation units issued
   and transferred from
   other funding options     235,752    473,462    15,376   17,946        56,196     202,190
Accumulation units
   redeemed and
   transferred to
   other funding options    (718,512)  (492,961)  (41,363) (22,747)     (222,942)   (172,450)
                           ---------  ---------   -------  -------     ---------   ---------
Accumulation units
   end of year             3,079,576  3,562,336   213,149  239,136     1,683,251   1,849,997
                           =========  =========   =======  =======     =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               DREYFUS VIF             DWS VIT              DWS VIT RREEF
                            DEVELOPING LEADERS     EQUITY 500 INDEX    REAL ESTATE SECURITIES
                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                             (INITIAL SHARES)          (CLASS 2)              (CLASS B)
                           --------------------  --------------------  ----------------------
                              2007       2006       2007       2006        2007      2006
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   beginning of year       6,138,061  5,910,602  4,482,020  4,581,625   2,993,707  3,081,435
Accumulation units issued
   and transferred from
   other funding options     457,307    856,650  1,007,274    130,897     483,792    327,513
Accumulation units
   redeemed and
   transferred to
   other funding options    (643,095)  (629,191)  (775,159)  (230,502)   (596,051)  (415,241)
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   end of year             5,952,273  6,138,061  4,714,135  4,482,020   2,881,448  2,993,707
                           =========  =========  =========  =========   =========  =========

                             DWSI CAPITAL GROWTH   DWSI GROWTH & INCOME    DWSI HEALTH CARE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)             (CLASS B)              (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year        6,117,071   3,508,968  5,105,253  3,621,286  2,070,255  2,153,075
Accumulation units issued
   and transferred from
   other funding options      711,649   3,653,924    174,110  2,302,701    232,949    211,313
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,321,570) (1,045,821)  (732,048)  (818,734)  (268,203)  (294,133)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year              5,507,150   6,117,071  4,547,315  5,105,253  2,035,001  2,070,255
                           ==========  ==========  =========  =========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.


                           DWSI GLOBAL OPPORTUNITIES     DWSII BALANCED        DWSI BOND
                                  SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                  (CLASS B)                (CLASS B)           (CLASS B)
                           -------------------------  --------------------  ----------------
                                 2007      2006          2007      2006       2007     2006
                              ---------  ---------    ---------  ---------  -------  -------
Accumulation units
   beginning of year          1,695,520  1,725,554    3,358,797  3,988,934  164,445   51,780
Accumulation units issued
   and transferred from
   other funding options        320,112    245,891       70,012    275,420  813,413  122,831
Accumulation units
   redeemed and
   transferred to
   other funding options       (235,379)  (275,925)    (431,750)  (905,557)(469,823) (10,166)
                              ---------  ---------    ---------  --------- --------  -------
Accumulation units
   end of year                1,780,253  1,695,520    2,997,059  3,358,797  508,035  164,445
                              =========  =========    =========  ========= ========  =======

                            DWSII INTERNATIONAL  DWSII STRATEGIC INCOME     DWSII BLUE CHIP
                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                (CLASS B)              (CLASS B)               (CLASS B)
                           --------------------  ----------------------  ----------------------
                             2007        2006       2007        2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       2,931,211  1,832,877   4,484,148   4,406,818   3,736,156   3,864,532
Accumulation units issued
   and transferred from
   other funding options     284,221  1,625,828     853,117   1,091,893   1,405,123   1,606,502
Accumulation units
   redeemed and
   transferred to
   other funding options    (389,782)  (527,494) (1,231,652) (1,014,563) (1,412,470) (1,734,878)
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,825,650  2,931,211   4,105,613   4,484,148   3,728,809   3,736,156
                           =========  =========  ==========  ==========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    DWSII                   DWSII                  DWSII
                           CONSERVATIVE ALLOCATION    CORE FIXED INCOME     DAVIS VENTURE VALUE
                                 SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)                (CLASS B)             (CLASS B)
                           -----------------------  ---------------------  --------------------
                               2007       2006         2007       2006        2007       2006
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   beginning of year        9,736,937  6,415,915    6,082,456   6,450,173  6,525,305  6,218,858
Accumulation units issued
   and transferred from
   other funding options      567,570  4,304,151      775,746     640,305    924,969  1,197,184
Accumulation units
   redeemed and
   transferred to
   other funding options     (996,457)  (983,129)    (425,863) (1,008,022)  (740,426)  (890,737)
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   end of year              9,308,050  9,736,937    6,432,339   6,082,456  6,709,848  6,525,305
                            =========  =========    =========  ==========  =========  =========

                                    DWSII
                            GOVERNMENT & AGENCY
                                 SECURITIES       DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS B)                (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006        2007       2006
                           ----------  ---------  -----------  ----------  ----------  ---------
Accumulation units
   beginning of year        1,536,570  1,465,842  15,020,557   15,355,054   4,371,814  4,575,042
Accumulation units issued
   and transferred from
   other funding options    2,894,350    361,115     199,607    1,733,154     657,422    645,706
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,022,995)  (290,387) (1,475,840)  (2,067,651) (1,153,008)  (848,934)
                           ----------  ---------  ----------   ----------  ----------  ---------
Accumulation units
   end of year              1,407,925  1,536,570  13,744,324   15,020,557   3,876,228  4,371,814
                           ==========  =========  ==========   ==========  ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                DWSII DREMAN           DWSII DREMAN              DWSII
                             HIGH RETURN EQUITY     SMALL MID CAP VALUE     GLOBAL THEMATIC
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       12,289,457   8,634,012  4,782,849  4,743,295  2,262,472  1,911,607
Accumulation units issued
   and transferred from
   other funding options      940,231   4,577,342    346,432    709,429    551,390    668,695
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,517,394)   (921,897)  (927,452)  (669,875)  (384,106)  (317,830)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             11,712,294  12,289,457  4,201,829  4,782,849  2,429,756  2,262,472
                           ==========  ==========  =========  =========  =========  =========

                            DWSII INTERNATIONAL          DWSII                 DWSII
                               SELECT EQUITY     JANUS GROWTH & INCOME    LARGE CAP VALUE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)            (CLASS B)
                           --------------------  ---------------------  -------------------
                              2007       2006       2007      2006         2007     2006
                           ---------  ---------  ---------  ---------   --------  ---------
Accumulation units
   beginning of year       2,720,551  2,731,496  1,761,679  1,755,072   2,093,220 2,178,193
Accumulation units issued
   and transferred from
   other funding options     813,826    441,196    105,964    323,340     286,392    98,580
Accumulation units
   redeemed and
   transferred to
   other funding options    (539,971)  (452,141)  (324,216)  (316,733)   (286,739) (183,553)
                           ---------  ---------  ---------  ---------   --------- ---------
Accumulation units
   end of year             2,994,406  2,720,551  1,543,427  1,761,679   2,092,873 2,093,220
                           =========  =========  =========  =========   ========= =========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION    DWSII MONEY MARKET
                                SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                (CLASS B)                (CLASS B)                 (CLASS B)
                           --------------------  -------------------------  ----------------------
                              2007       2006         2007        2006         2007        2006
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   beginning of year        619,590    535,680     14,480,930  14,105,725    4,881,772   3,008,146
Accumulation units issued
   and transferred from
   other funding options    218,719    190,825        684,692   1,990,699    9,539,157   7,382,314
Accumulation units
   redeemed and
   transferred to
   other funding options   (203,132)  (106,915)    (1,272,031) (1,615,494)  (9,810,312) (5,508,688)
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   end of year              635,177    619,590     13,893,591  14,480,930    4,610,617   4,881,772
                           ========   ========     ==========  ==========   ==========  ==========

                                FIDELITY VIP       FIDELITY VIP DYNAMIC       FIDELITY VIP
                                 CONTRAFUND        CAPITAL APPRECIATION         MID CAP
                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                              (SERVICE CLASS 2)     (SERVICE CLASS 2)      (SERVICE CLASS 2)
                           ----------------------  --------------------  ----------------------
                              2007        2006        2007      2006        2007        2006
                           ----------  ----------  --------  ---------   ----------  ----------
Accumulation units
   beginning of year       13,276,383  11,558,934   987,639  1,019,630   13,668,604  12,661,865
Accumulation units issued
   and transferred from
   other funding options    1,624,741   2,663,803   144,271    183,819    1,197,289   2,294,370
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,419,773)   (946,354) (218,941)  (215,810)  (1,677,846) (1,287,631)
                           ----------  ----------  --------   --------   ----------  ----------
Accumulation units
   end of year             13,481,351  13,276,383   912,969    987,639   13,188,047  13,668,604
                           ==========  ==========  ========   ========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                             DWSII TURNER
                           DWSII SMALL CAP GROWTH    DWSII TECHNOLOGY       MID CAP GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       2,351,746   2,131,360   1,004,327  1,127,295  1,459,226  1,467,222
Accumulation units issued
   and transferred from
   other funding options     423,475     443,283     447,411    138,566    233,208    163,309
Accumulation units
   redeemed and
   transferred to
   other funding options    (430,265)   (222,897)   (292,449)  (261,534)  (236,341)  (171,305)
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   end of year             2,344,956   2,351,746   1,159,289  1,004,327  1,456,093  1,459,226
                           =========   =========   =========  =========  =========  =========

                                                           FTVIPT FRANKLIN
                                 FTVIPT FRANKLIN            SMALL MID-CAP            FTVIPT TEMPLETON
                           RISING DIVIDENDS SECURITIES    GROWTH SECURITIES   DEVELOPING MARKETS SECURITIES
                                    SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                    (CLASS 2)                 (CLASS 2)                  (CLASS 2)
                           ---------------------------  --------------------  -----------------------------
                               2007           2006         2007      2006           2007          2006
                             ---------     ---------    ---------  ---------    -----------   -----------
Accumulation units
   beginning of year         9,631,983     8,404,286    3,318,352  2,841,043      5,399,345    4,916,065
Accumulation units issued
   and transferred from
   other funding options     1,815,168     2,400,678    1,606,442  1,028,179      1,157,528    1,529,889
Accumulation units
   redeemed and
   transferred to
   other funding options    (2,007,015)   (1,172,981)    (602,041)  (550,870)    (1,300,557)  (1,046,609)
                            ----------    ----------    ---------  ---------     ----------   ----------
Accumulation units
   end of year               9,440,136     9,631,983    4,322,753  3,318,352      5,256,316    5,399,345
                            ==========    ==========    =========  =========     ==========   ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      FTVIPT                   JANUS ASPEN         JANUS ASPEN
                           TEMPLETON FOREIGN SECURITIES  GLOBAL LIFE SCIENCES   GLOBAL TECHNOLOGY
                                    SUBACCOUNT                SUBACCOUNT           SUBACCOUNT
                                     (CLASS 2)              (SERVICE SHARES)     (SERVICE SHARES)
                           ----------------------------  --------------------  ------------------
                                2007           2006         2007      2006        2007     2006
                           -------------  -------------  ---------  ---------  ---------  -------
Accumulation units
   beginning of year         10,416,476      9,400,022    155,572    157,194     659,196  535,707
Accumulation units issued
   and transferred from
   other funding options      1,966,388      2,442,002     40,398      1,816     956,872  199,091
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,201,869)    (1,425,548)   (29,110)    (3,438)    (57,413) (75,602)
                             ----------     ----------    -------    -------   ---------  -------
Accumulation units
   end of year               10,180,995     10,416,476    166,860    155,572   1,558,655  659,196
                             ==========     ==========    =======    =======   =========  =======

                           LMPVET APPRECIATION    LMPVET EQUITY INDEX  LMPVET FUNDAMENTAL VALUE
                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                (CLASS I)              (CLASS II)              (CLASS I)
                           -------------------  ---------------------  ------------------------
                             2007 (b)    2006      2007       2006        2007 (b)       2006
                           ----------    ----   ---------  ----------  ------------    -------
Accumulation units
   beginning of year               --     --    9,129,895   9,143,966            --       --
Accumulation units issued
   and transferred from
   other funding options    1,184,416     --      499,090   1,086,227     3,037,012       --
Accumulation units
   redeemed and
   transferred to
   other funding options     (112,861)    --     (970,744) (1,100,298)     (131,245)      --
                            ---------    ---    ---------   ---------     ---------      ---
Accumulation units
   end of year              1,071,555     --    8,658,241   9,129,895     2,905,767       --
                            =========    ===    =========   =========     =========      ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             JANUS ASPEN           LMPVET             LMPVET
                           WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                           (SERVICE SHARES)      (CLASS I)          (CLASS II)
                           ----------------  -----------------  -----------------
                             2007     2006    2007 (b)  2006     2007 (b)  2006
                           -------  -------  ---------  ----    ---------  ----
Accumulation units
   beginning of year       163,227  164,893         --    --           --    --
Accumulation units issued
   and transferred from
   other funding options    37,029    3,522  5,720,120    --    5,163,546    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (24,133)  (5,188)  (868,227)   --     (415,709)   --
                           -------  -------  ---------   ---    ---------   ---
Accumulation units
   end of year             176,123  163,227  4,851,893    --    4,747,837    --
                           =======  =======  =========   ===    =========   ===

                             LMPVET INVESTORS    LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                (CLASS I)              (CLASS I)                (CLASS I)
                           --------------------  -----------------------  -----------------------
                              2007       2006       2007 (b)    2006         2007         2006
                           ---------  ---------  ------------  ---------  -----------  ----------
Accumulation units
   beginning of year       1,947,674  1,832,284            --     --        2,869,723  2,879,621
Accumulation units issued
   and transferred from
   other funding options      54,645    292,625     1,985,499     --          118,818    471,394
Accumulation units
   redeemed and
   transferred to
   other funding options     (93,696)  (177,235)     (173,480)    --         (325,682)  (481,292)
                           ---------  ---------     ---------    ---        ---------  ---------
Accumulation units
   end of year             1,908,623  1,947,674     1,812,019     --        2,662,859  2,869,723
                           ---------  ---------     ---------    ---        ---------  ---------

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                LMPVET          LMPVPI ALL CAP       LMPVPI ALL CAP
                           SOCIAL AWARENESS       SUBACCOUNT           SUBACCOUNT
                              SUBACCOUNT          (CLASS I)            (CLASS II)
                           ----------------  ---------------------  -----------------
                             2007     2006    2007 (a)      2006    2007 (a)    2006
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   beginning of year       815,931  726,696   2,869,332  2,873,516   188,198   22,789
Accumulation units issued
   and transferred from
   other funding options    16,208  108,865      19,736    154,965    17,716  166,677
Accumulation units
   redeemed and
   transferred to
   other funding options    (9,359) (19,630) (2,889,068)  (159,149) (205,914)  (1,268)
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   end of year             822,780  815,931          --  2,869,332        --  188,198
                           =======  =======  ==========  =========  ========  =======

                                  LMPVPII               LMPVET
                             AGGRESSIVE GROWTH    CAPITAL AND INCOME         LMPVIT
                                SUBACCOUNT            SUBACCOUNT      ADJUSTABLE RATE INCOME
                                (CLASS II)            (CLASS II)            SUBACCOUNT
                           ---------------------  ------------------  ----------------------
                            2007 (a)     2006       2007 (b)   2006      2007       2006
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   beginning of year        4,745,180  3,680,636          --     --   2,894,867   3,439,397
Accumulation units issued
   and transferred from
   other funding options      296,482  1,608,782   3,884,299     --     111,567     989,908
Accumulation units
   redeemed and
   transferred to
   other funding options   (5,041,662)  (544,238)   (263,670)    --    (605,303) (1,534,438)
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   end of year                     --  4,745,180   3,620,629     --   2,401,131   2,894,867
                           ==========  =========   =========   ====   =========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                  LMPVPII                 LMPVPI                LMPVPII
                             GROWTH AND INCOME       LARGE CAP GROWTH      AGGRESSIVE GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS I)              (CLASS I)              (CLASS I)
                           ---------------------  ---------------------  ---------------------
                            2007 (a)      2006     2007 (a)      2006     2007 (a)     2006
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year        1,170,026  1,150,610   2,012,091  2,072,507   5,658,321  5,529,157
Accumulation units issued
   and transferred from
   other funding options       19,254     73,093      38,411    234,618     180,607    821,206
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,189,280)   (53,677) (2,050,502)  (295,034) (5,838,928)  (692,042)
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   end of year                     --  1,170,026          --  2,012,091          --  5,658,321
                           ==========  =========  ==========  =========  ==========  =========

                                                       LORD ABBETT             LORD ABBETT
                            LMPVPI TOTAL RETURN      GROWTH AND INCOME        MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 (CLASS II)             (CLASS VC)              (CLASS VC)
                           ---------------------  ----------------------  ----------------------
                            2007 (a)      2006      2007 (a)      2006     2007 (a)      2006
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   beginning of year        3,314,367  2,171,929    9,932,005  9,338,526   7,690,373   8,163,451
Accumulation units issued
   and transferred from
   other funding options      228,874  1,371,443      124,553  1,233,150     118,079     816,651
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,543,241)  (229,005) (10,056,558)  (639,671) (7,808,452) (1,289,729)
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   end of year                     --  3,314,367           --  9,932,005          --   7,690,373
                           ==========  =========  ===========  =========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST
                               BATTERYMARCH          MIST BLACKROCK      MIST BLACKROCK
                               MID-CAP STOCK           HIGH YIELD        LARGE-CAP CORE
                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)             (CLASS A)           (CLASS E)
                           --------------------  ---------------------  ---------------
                              2007       2006       2007        2006     2007 (b)  2006
                           ---------  ---------  ----------  ---------  ---------  ----
Accumulation units
   beginning of year       3,216,940         --   4,113,595         --         --    --
Accumulation units issued
   and transferred from
   other funding options     193,746  3,363,071   6,208,300  4,343,746  3,125,272    --
Accumulation units
   redeemed and
   transferred to
   other funding options    (298,598)  (146,131) (1,194,377)  (230,151)  (539,006)   --
                           ---------  ---------   ---------  ---------  ---------   ---
Accumulation units
   end of year             3,112,088  3,216,940   9,127,518  4,113,595  2,586,266    --
                           =========  =========   =========  =========  =========   ===

                                                                      MIST LEGG MASON PARTNERS
                             MIST JANUS FORTY    MIST LAZARD MID-CAP       MANAGED ASSETS
                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS A)            (CLASS B)               (CLASS A)
                           --------------------  -------------------  ------------------------
                              2007       2006       2007 (b)  2006         2007       2006
                           ---------  ---------    ---------  ----      ---------  ---------
Accumulation units
   beginning of year       5,188,079         --          --     --      3,675,447         --
Accumulation units issued
   and transferred from
   other funding options     566,824  5,762,736     401,107     --        118,770  3,943,353
Accumulation units
   redeemed and
   transferred to
   other funding options    (594,085)  (574,657)    (16,058)    --       (211,594)  (267,906)
                           ---------  ---------     -------    ---      ---------  ---------
Accumulation units
   end of year             5,160,818  5,188,079     385,049     --      3,582,623  3,675,447
                           =========  =========     =======    ===      =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                               MIST BLACKROCK         MIST DREMAN     MIST HARRIS OAKMARK
                               LARGE-CAP CORE       SMALL-CAP VALUE      INTERNATIONAL
                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)            (CLASS A)           (CLASS A)
                           ---------------------  ------------------  --------------------
                            2007 (a)      2006      2007      2006       2007       2006
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   beginning of year        3,099,244         --   275,512        --  3,322,398         --
Accumulation units issued
   and transferred from
   other funding options       16,857  3,302,279   316,207   381,716  1,429,651  3,611,302
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,116,101)  (203,035) (211,038) (106,204)  (803,285)  (288,904)
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   end of year                     --  3,099,244   380,681   275,512  3,948,764  3,322,398
                           ==========  =========  ========  ========  =========  =========

                              MIST LORD ABBETT       MIST LORD ABBETT       MIST LORD ABBETT
                               BOND DEBENTURE        GROWTH AND INCOME       MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)              (CLASS B)             (CLASS B)
                           ---------------------  ----------------------  -------------------
                              2007        2006       2007        2006        2007       2006
                           ----------  ---------  ----------  ----------  ----------  -------
Accumulation units
   beginning of year       3,146,161          --  14,275,553          --      99,669       --
Accumulation units issued
   and transferred from
   other funding options     576,718   3,433,474  14,856,127  14,993,449  12,918,221  108,274
Accumulation units
   redeemed and
   transferred to
   other funding options    (756,597)   (287,313) (3,109,457)   (717,896) (1,378,605)  (8,605)
                           ---------   ---------  ----------  ----------  ----------   ------
Accumulation units
   end of year             2,966,282   3,146,161  26,022,223  14,275,553  11,639,285   99,669
                           =========   =========  ==========  ==========  ==========   ======

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST MET/AIM          MIST MET/AIM         MIST MET/AIM
                           CAPITAL APPRECIATION  CAPITAL APPRECIATION   SMALL CAP GROWTH
                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)             (CLASS E)           (CLASS A)
                           --------------------  --------------------  -----------------
                              2007       2006        2007 (b)  2006       2007     2006
                           ---------  ---------     ---------  ----    --------  -------
Accumulation units
   beginning of year       2,015,446         --            --    --     151,251       --
Accumulation units issued
   and transferred from
   other funding options      86,651  2,139,092     4,971,536    --     314,696  154,551
Accumulation units
   redeemed and
   transferred to
   other funding options    (167,318)  (123,646)     (512,247)   --    (146,233)  (3,300)
                           ---------  ---------     ---------   ---     -------  -------
Accumulation units
   end of year             1,934,779  2,015,446     4,459,289    --     319,714  151,251
                           =========  =========     =========   ===     =======  =======

                            MIST NEUBERGER BERMAN     MIST OPPENHEIMER           MIST PIMCO
                                 REAL ESTATE        CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS A)              (CLASS B)                (CLASS A)
                           ----------------------  ---------------------  ------------------------
                              2007        2006        2007       2006           2007 (b)   2006
                           ----------  ----------  ----------  ---------       ----------  ----
Accumulation units
   beginning of year       14,706,355          --   5,583,958         --               --    --
Accumulation units issued
   and transferred from
   other funding options    1,900,596  16,175,653   1,593,063  6,236,033       11,241,613    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,856,920) (1,469,298) (1,140,259)  (652,075)      (1,096,790)   --
                           ----------  ----------  ----------  ---------       ----------   ---
Accumulation units
   end of year             12,750,031  14,706,355   6,036,762  5,583,958       10,144,823    --
                           ==========  ==========  ==========  =========       ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST MFS EMERGING  MIST MFS RESEARCH
                             MARKETS EQUITY     INTERNATIONAL       MIST MFS VALUE
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (CLASS A)          (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                              2007 (b)  2006    2007 (b)  2006      2007       2006
                             ---------  ----    --------  ----   ---------  ---------
Accumulation units
   beginning of year                --   --          --    --    5,844,597         --
Accumulation units issued
   and transferred from
   other funding options     2,153,591   --     937,540    --    1,441,701  6,289,699
Accumulation units
   redeemed and
   transferred to
   other funding options      (322,705)  --     (39,259)   --     (974,994)  (445,102)
                             ---------  ---     -------   ---    ---------  ---------
Accumulation units
   end of year               1,830,886   --     898,281    --    6,311,304  5,844,597
                             =========  ===     =======   ===    =========  =========

                                                 MIST PIONEER       MIST PIONEER
                           MIST PIONEER FUND    MID-CAP VALUE     STRATEGIC INCOME
                               SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (CLASS A)          (CLASS A)           (CLASS A)
                           -----------------  ----------------  --------------------
                              2007    2006     2007 (a)   2006      2007        2006
                            -------  -------   --------  ------  ---------  ---------
Accumulation units
   beginning of year        915,160       --   403,004       --  7,966,865         --
Accumulation units issued
   and transferred from
   other funding options     67,103  936,567     7,134  444,589    939,399  8,557,312
Accumulation units
   redeemed and
   transferred to
   other funding options   (272,490) (21,407) (410,138) (41,585)  (952,979)  (590,447)
                           --------  -------  --------  -------  ---------  ---------
Accumulation units
   end of year              709,773  915,160        --  403,004  7,953,285  7,966,865
                           ========  =======  ========  =======  =========  =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                              MIST THIRD AVENUE        MSF BLACKROCK        MSF BLACKROCK
                               SMALL CAP VALUE       AGGRESSIVE GROWTH       BOND INCOME
                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  (CLASS B)              (CLASS D)            (CLASS A)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       11,792,862          --  3,413,185         --  7,798,698         --
Accumulation units issued
   and transferred from
   other funding options   15,734,507  12,210,404    392,831  3,578,209    737,988  8,462,148
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,600,075)   (417,542)  (387,135)  (165,024)  (816,797)  (663,450)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             23,927,294  11,792,862  3,418,881  3,413,185  7,719,889  7,798,698
                           ==========  ==========  =========  =========  =========  =========

                                                                               MSF METLIFE
                                MSF METLIFE             MSF METLIFE          CONSERVATIVE TO
                           AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION  MODERATE ALLOCATION
                                SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006       2007        2006
                           ----------  ---------  ----------  -----------  ---------  ----------
Accumulation units
   beginning of year       1,576,664          --   2,592,542         --    1,853,011          --
Accumulation units issued
   and transferred from
   other funding options     569,918   1,713,712     847,935  2,641,429    3,144,748   1,952,711
Accumulation units
   redeemed and
   transferred to
   other funding options    (219,409)   (137,048)   (834,669)   (48,887)  (1,336,214)    (99,700)
                           ---------   ---------   ---------  ---------   ----------   ---------
Accumulation units
   end of year             1,927,173   1,576,664   2,605,808  2,592,542    3,661,545   1,853,011
                           =========   =========   =========  =========   ==========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MSF BLACKROCK MONEY MARKET    MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                   SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                   (CLASS A)                (CLASS A)              (CLASS D)
                           --------------------------  --------------------  ---------------------
                                2007          2006        2007      2006        2007       2006
                            -----------   -----------  ---------  ---------  ---------  ----------
Accumulation units
   beginning of year         22,531,235            --  3,768,467         --  7,805,775          --
Accumulation units issued
   and transferred from
   other funding options     34,307,877    34,590,620    113,449  3,952,303    470,362   8,124,164
Accumulation units
   redeemed and
   transferred to
   other funding options    (24,040,617)  (12,059,385)  (405,727)  (183,836)  (624,559)   (318,389)
                            -----------   -----------  ---------  ---------  ---------   ---------
Accumulation units
   end of year               32,798,495    22,531,235  3,476,189  3,768,467  7,651,578   7,805,775
                            ===========   ===========  =========  =========  =========   =========

                                                        MSF METLIFE
                                 MSF METLIFE            MODERATE TO
                             MODERATE ALLOCATION   AGGRESSIVE ALLOCATION  MSF MFS TOTAL RETURN
                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)              (CLASS B)              (CLASS B)
                           ----------------------  ---------------------  ---------------------
                              2007        2006        2007       2006        2007        2006
                           ----------  ----------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year       10,582,466          --   6,708,557         --  3,929,278          --
Accumulation units issued
   and transferred from
   other funding options    2,471,387  11,263,109   1,679,272  7,282,341  1,590,076   4,242,002
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,293,116)   (680,643) (2,184,319)  (573,784)  (486,637)   (312,724)
                           ----------  ----------  ----------  ---------  ---------   ---------
Accumulation units
   end of year             11,760,737  10,582,466   6,203,510  6,708,557  5,032,717   3,929,278
                           ==========  ==========  ==========  =========  =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                       MSF OPPENHEIMER      MSF T. ROWE PRICE
                            MSF MFS TOTAL RETURN        GLOBAL EQUITY        LARGE CAP GROWTH
                                 SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                 (CLASS F)                (CLASS B)             (CLASS B)
                           ----------------------  ----------------------  -------------------
                              2007        2006        2007        2006       2007       2006
                           ----------  ----------  ----------  ----------  --------  ---------
Accumulation units
   beginning of year       25,722,813          --  33,479,697          -- 2,365,014         --
Accumulation units issued
   and transferred from
   other funding options    1,167,773  27,356,393   2,303,702  36,311,128   224,399  2,635,279
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,469,417) (1,633,580) (5,356,933) (2,831,431) (199,525)  (270,265)
                           ----------  ----------  ----------  ---------- ---------  ---------
Accumulation units
   end of year             24,421,169  25,722,813  30,426,466  33,479,697 2,389,888  2,365,014
                           ==========  ==========  ==========  ========== =========  =========

                           PIMCO VIT TOTAL RETURN  PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                 SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                           (ADMINISTRATIVE CLASS)          (CLASS II)             (CLASS II)
                           ----------------------  --------------------------  ----------------
                              2007        2006       2007 (c)       2006        2007 (d)  2006
                           ----------  ----------   -----------  ----------    ---------  ----
Accumulation units
   beginning of year       24,626,133  22,715,127     8,438,521   7,378,651           --    --
Accumulation units issued
   and transferred from
   other funding options    2,349,273   3,933,547     3,663,714   3,095,937    9,125,288    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,140,604) (2,022,541)  (12,102,235) (2,036,067)    (227,940)   --
                           ----------  ----------   -----------  ----------    ---------   ---
Accumulation units
   end of year             23,834,802  24,626,133            --   8,438,521    8,897,348    --
                           ==========  ==========   ===========  ==========    =========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             MSF WESTERN ASSET      MSF WESTERN ASSET
                                MANAGEMENT             MANAGEMENT               PIMCO VIT
                              HIGH YIELD BOND        U.S. GOVERNMENT           REAL RETURN
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                 (CLASS A)              (CLASS A)         (ADMINISTRATIVE CLASS)
                           ---------------------  ---------------------  ------------------------
                            2007 (a)      2006       2007        2006      2007 (a)       2006
                           ----------  ---------  ----------  ---------  -----------  -----------
Accumulation units
   beginning of year        6,376,927         --   5,917,674         --   10,339,811   9,966,865
Accumulation units issued
   and transferred from
   other funding options      376,308  6,932,418     635,895  6,558,211      477,387   1,820,158
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,753,235)  (555,491) (1,162,059)  (640,537) (10,817,198) (1,447,212)
                           ----------   --------  ----------  ---------  -----------  ----------
Accumulation units
   end of year                     --  6,376,927   5,391,510  5,917,674           --  10,339,811
                           ==========   ========  ==========  =========  ===========  ==========

                                                       PIONEER EMERGING
                           PIONEER CULLEN VALUE VCT       MARKETS VCT      PIONEER EQUITY INCOME VCT
                                  SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                  (CLASS II)              (CLASS II)               (CLASS II)
                           ------------------------  --------------------  -------------------------
                                2007       2006         2007       2006        2007        2006
                             ---------  ---------    ---------  ---------   ----------  -----------
Accumulation units
   beginning of year         4,297,206  1,317,687    3,672,536  2,673,916    7,097,228   5,593,506
Accumulation units issued
   and transferred from
   other funding options     2,431,693  3,347,734    1,120,206  1,638,593    1,882,074   2,656,143
Accumulation units
   redeemed and
   transferred to
   other funding options      (380,226)  (368,215)    (758,750)  (639,973)  (1,384,548) (1,152,421)
                             ---------  ---------    ---------  ---------   ----------  ----------
Accumulation units
   end of year               6,348,673  4,297,206    4,033,992  3,672,536    7,594,754   7,097,228
                             =========  =========    =========  =========   ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                             PIONEER EQUITY
                             OPPORTUNITY VCT     PIONEER FUND VCT     PIONEER GLOBAL HIGH YIELD VCT
                               SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                               (CLASS II)           (CLASS II)                 (CLASS II)
                           ------------------  ---------------------  -----------------------------
                           2007 (c)    2006       2007       2006          2007            2006
                           --------  --------  ----------  ---------    ----------      ---------
Accumulation units
   beginning of year        157,920    29,930   6,574,991  5,875,325     3,094,636        670,475
Accumulation units issued
   and transferred from
   other funding options    643,206   145,078   4,960,574  1,441,436     2,052,285      2,877,657
Accumulation units
   redeemed and
   transferred to
   other funding options   (801,126)  (17,088)   (915,105)  (741,770)     (616,505)      (453,496)
                           --------   -------  ----------  ---------     ---------      ---------
Accumulation units
   end of year                   --   157,920  10,620,460  6,574,991     4,530,416      3,094,636
                           ========   =======  ==========  =========     =========      =========

                                PIONEER IBBOTSON                                PIONEER INTERNATIONAL
                             MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT        VALUE VCT
                                   SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                   (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ------------------------  ---------------------
                                2007          2006       2007         2006         2007        2006
                             ----------   ----------   ----------   ---------   ---------   ---------
Accumulation units
   beginning of year         33,497,696    4,662,565   1,389,954    1,184,218   2,234,002     873,269
Accumulation units issued
   and transferred from
   other funding options     19,312,093   29,480,619     497,153      343,955   1,190,952   1,498,574
Accumulation units
   redeemed and
   transferred to
   other funding options     (4,477,681)    (645,488)   (183,413)    (138,219)   (729,634)   (137,841)
                             ----------   ----------   ---------    ---------   ---------   ---------
Accumulation units
   end of year               48,332,108   33,497,696   1,703,694    1,389,954   2,695,320   2,234,002
                             ==========   ==========   =========    =========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                       PIONEER IBBOTSON          PIONEER IBBOTSON
                           PIONEER HIGH YIELD VCT  AGGRESSIVE ALLOCATION VCT   GROWTH ALLOCATION VCT
                                 SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                 (CLASS II)               (CLASS II)                (CLASS II)
                           ----------------------  -------------------------  ----------------------
                              2007         2006         2007        2006         2007         2006
                           ----------  ----------  ------------  -----------  ----------  ----------
Accumulation units
   beginning of year       11,739,167   8,125,948    3,636,672    1,079,371   55,528,247   4,438,944
Accumulation units issued
   and transferred from
   other funding options    5,048,767   6,964,538      912,353    2,604,253   41,954,885  52,273,408
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,430,691) (3,351,319)    (145,293)     (46,952)  (5,796,944) (1,184,105)
                           ----------  ----------    ---------    ---------   ----------  ----------
Accumulation units
   end of year             10,357,243  11,739,167    4,403,732    3,636,672   91,686,188  55,528,247
                           ==========  ==========    =========    =========   ==========  ==========

                                                         PIONEER OAK RIDGE     PIONEER REAL ESTATE
                           PIONEER MID CAP VALUE VCT   LARGE CAP GROWTH VCT         SHARES VCT
                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ----------------------  ----------------------
                               2007          2006         2007       2006        2007        2006
                            -----------  -----------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year         5,977,757    5,101,198    4,895,868   3,981,959   4,536,822   3,539,719
Accumulation units issued
   and transferred from
   other funding options     1,577,586    1,997,504    1,142,360   1,981,145   1,111,440   1,711,288
Accumulation units
   redeemed and
   transferred to
   other funding options    (1,192,980)  (1,120,945)  (1,154,178) (1,067,236) (1,600,366)   (714,185)
                            ----------   ----------   ----------  ----------  ----------   ---------
Accumulation units
   end of year               6,362,363    5,977,757    4,884,050   4,895,868   4,047,896   4,536,822
                            ==========   ==========   ==========  ==========  ==========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           PIONEER SMALL AND MID CAP
                                   GROWTH VCT         PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT
                                   SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   (CLASS II)                  (CLASS II)                   (CLASS II)
                           -------------------------  ---------------------------  ----------------------------
                              2007 (c)      2006            2007       2006              2007       2006
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   beginning of year          1,958,429  1,574,787       4,227,642  2,736,236         15,976,603  13,239,389
Accumulation units issued
   and transferred from
   other funding options        575,778    467,306         708,121  2,141,083          4,568,930   4,938,561
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,534,207)   (83,664)       (769,442)  (649,677)        (2,745,238) (2,201,347)
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   end of year                       --  1,958,429       4,166,321  4,227,642         17,800,295  15,976,603
                             ==========  =========       =========  =========         ==========  ==========

                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                 SUBACCOUNT                 SUBACCOUNT
                                 (CLASS II)                 (CLASS II)
                           -----------------------  -------------------------
                              2007        2006             2007     2006
                           ----------  ----------        -------  -------
Accumulation units
   beginning of year        9,180,155   9,419,284        130,233  128,454
Accumulation units issued
   and transferred from
   other funding options      711,896     829,323          3,027    4,219
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,518,296) (1,068,452)        (5,098)  (2,440)
                           ----------  ----------        -------  -------
Accumulation units
   end of year              8,373,755   9,180,155        128,162  130,233
                           ==========  ==========        =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             PIONEER VALUE VCT    PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                 (CLASS II)                 (CLASS IB)                    (CLASS IB)
                           ---------------------  ------------------------------  -------------------------
                            2007 (c)      2006          2007 (a)    2006             2007 (a)     2006
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   beginning of year        4,145,657  3,810,379         355,928  377,849            7,588,935  7,438,554
Accumulation units issued
   and transferred from
   other funding options      427,838    790,341             936   26,406               75,921    968,543
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,573,495)  (455,063)       (356,864) (48,327)          (7,664,856)  (818,162)
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   end of year                     --  4,145,657              --  355,928                   --  7,588,935
                           ==========  =========        ========  =======           ==========  =========

                        REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Twelve for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Twelve for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)         FTVIPT Franklin Rising Dividends Securities
  AIM V.I. Utilities Subaccount (Series I)                    Subaccount (Class 2)
Alger American Leveraged All Cap Subaccount                 FTVIPT Franklin Small-Mid Cap Growth Securities
  (Class S)                                                   Subaccount (Class 2)
American Funds Global Growth Subaccount (Class 2)           FTVIPT Templeton Developing Markets Securities
American Funds Growth-Income Subaccount (Class 2)             Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)                  FTVIPT Templeton Foreign Securities Subaccount
Credit Suisse Trust Global Small Cap Subaccount               (Class 2)
Dreyfus Mid Cap Stock Subaccount (Service Shares)           Janus Aspen Global Life Sciences Subaccount (Service
Dreyfus Socially Responsible Growth Subaccount                Shares)
  (Service Shares)                                          Janus Aspen Global Technology Subaccount (Service
Dreyfus VIF Appreciation Subaccount (Initial Shares)          Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial          Janus Aspen Worldwide Growth Subaccount (Service
  Shares)                                                     Shares)
DWS VIT Equity 500 Index Subaccount (Class B)               LMPVET Aggressive Growth Subaccount (Class I)
DWS VIT RREEF Real Estate Securities Subaccount             LMPVET Aggressive Growth Subaccount (Class II)
  (Class B)                                                 LMPVET Appreciation Subaccount (Class I)
DWSI Global Opportunities Subaccount (Class B)              LMPVET Equity Index Subaccount (Class II)
DWSII Balanced Subaccount (Class B)                         LMPVET Fundamental Value Subaccount (Class I)
DWSI Bond Subaccount (Class B)                              LMPVET Investors Subaccount (Class I)
DWSI Capital Growth Subaccount (Class B)                    LMPVET Large Cap Growth Subaccount (Class I)
DWSI Growth & Income Subaccount (Class B)                   LMPVET Small Cap Growth Subaccount (Class I)
DWSI Health Care Subaccount (Class B)                       LMPVET Social Awareness Subaccount
DWSII International Subaccount (Class B)                    LMPVET Capital and Income Subaccount (Class II)
DWSII Strategic Income Subaccount (Class B)                 LMPVIT Adjustable Rate Income Subaccount
DWSII Blue Chip Subaccount (Class B)                        MIST Batterymarch Mid-Cap Stock Subaccount
DWSII Conservative Allocation Subaccount (Class B)            (Class A)
DWSII Core Fixed Income Subaccount (Class B)                MIST BlackRock High Yield Subaccount (Class A)
DWSII Davis Venture Value Subaccount (Class B)              MIST BlackRock Large-Cap Core Subaccount
DWSII Dreman High Return Equity Subaccount                  (Class E)
  (Class B)                                                 MIST Dreman Small-Cap Value Subaccount (Class A)
DWSII Dreman Small Mid Cap Value Subaccount                 MIST Harris Oakmark International Subaccount
  (Class B)                                                   (Class A)
DWSII Global Thematic Subaccount (Class B)                  MIST Janus Forty Subaccount (Class A)
DWSII Government & Agency Securities Subaccount             MIST Lazard Mid-Cap Subaccount (Class B)
  (Class B)                                                 MIST Legg Mason Partners Managed Assets
DWSII Growth Allocation Subaccount (Class B)                  Subaccount (Class A)
DWSII High Income Subaccount (Class B)                      MIST Lord Abbett Bond Debenture Subaccount
DWSII International Select Equity Subaccount                  (Class A)
  (Class B)                                                 MIST Lord Abbett Growth and Income Subaccount
DWSII Janus Growth & Income Subaccount (Class B)              (Class B)
DWSII Large Cap Value Subaccount (Class B)                  MIST Lord Abbett Mid-Cap Value Subaccount
DWSII Mid Cap Growth Subaccount (Class B)                     (Class B)
DWSII Moderate Allocation Subaccount (Class B)              MIST Met/AIM Capital Appreciation Subaccount
DWSII Money Market Subaccount (Class B)                       (Class A)
DWSII Small Cap Growth Subaccount (Class B)                 MIST Met/AIM Capital Appreciation Subaccount
DWSII Technology Subaccount (Class B)                         (Class E)
DWSII Turner Mid Cap Growth Subaccount (Class B)            MIST Met/AIM Small Cap Growth Subaccount
Fidelity VIP Contrafund Subaccount (Service Class 2)          (Class A)
Fidelity VIP Dynamic Capital Appreciation                   MIST MFS Emerging Markets Equity Subaccount
Subaccount (Service Class 2)                                  (Class A)
Fidelity VIP Mid Cap Subaccount (Service Class 2)

MIST MFS Research International Subaccount                 MSF Oppenheimer Global Equity Subaccount
  (Class B)                                                  (Class B)
MIST MFS Value Subaccount (Class A)                        MSF T. Rowe Price Large Cap Growth Subaccount
MIST Neuberger Berman Real Estate Subaccount                 (Class B)
  (Class A)                                                MSF Western Asset Management U.S. Government
MIST Oppenheimer Capital Appreciation Subaccount             Subaccount (Class A)
  (Class B)                                                PIMCO VIT Total Return Subaccount (Administrative
MIST PIMCO Inflation Protected Bond Subaccount               Class)
  (Class A)                                                Pioneer Bond VCT Subaccount (Class II)
MIST Pioneer Fund Subaccount (Class A)                     Pioneer Cullen Value VCT Subaccount (Class II)
MIST Pioneer Strategic Income Subaccount (Class A)         Pioneer Emerging Markets VCT Subaccount (Class II)
MIST Third Avenue Small Cap Value Subaccount               Pioneer Equity Income VCT Subaccount (Class II)
  (Class B)                                                Pioneer Fund VCT Subaccount (Class II)
MSF BlackRock Aggressive Growth Subaccount                 Pioneer Global High Yield VCT Subaccount (Class II)
  (Class D)                                                Pioneer High Yield VCT Subaccount (Class II)
MSF BlackRock Bond Income Subaccount (Class A)             Pioneer Ibbotson Aggressive Allocation VCT
MSF BlackRock Money Market Subaccount (Class A)            Subaccount (Class II)
MSF FI Large Cap Subaccount (Class A)                      Pioneer Ibbotson Growth Allocation VCT Subaccount
MSF FI Value Leaders Subaccount (Class D)                    (Class II)
MSF MetLife Aggressive Allocation Subaccount               Pioneer Ibbotson Moderate Allocation VCT
  (Class B)                                                  Subaccount (Class II)
MSF MetLife Conservative Allocation Subaccount             Pioneer Independence VCT Subaccount (Class II)
  (Class B)                                                Pioneer International Value VCT Subaccount (Class II)
MSF MetLife Conservative to Moderate Allocation            Pioneer Mid Cap Value VCT Subaccount (Class II)
  Subaccount (Class B)                                     Pioneer Oak Ridge Large Cap Growth VCT
MSF MetLife Moderate Allocation Subaccount                   Subaccount (Class II)
  (Class B)                                                Pioneer Real Estate Shares VCT Subaccount (Class II)
MSF MetLife Moderate to Aggressive Allocation              Pioneer Small Cap Value VCT Subaccount (Class II)
  Subaccount (Class B)                                     Pioneer Strategic Income VCT Subaccount (Class II)
MSF MFS Total Return Subaccount (Class B)                  Van Kampen LIT Comstock Subaccount (Class II)
MSF MFS Total Return Subaccount (Class F)                  Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                     AIM V.I. MID CAP                            ALGER AMERICAN        AMERICAN FUNDS
                                      CORE EQUITY        AIM V.I. UTILITIES     LEVERAGED ALLCAP       GLOBAL GROWTH
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       (SERIES II)           (SERIES I)            (CLASS S)              (CLASS 2)
                                      ------------          ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  3,758,588          $  2,431,121          $  1,906,568          $ 13,166,782
                                      ------------          ------------          ------------          ------------
      Total Assets                       3,758,588             2,431,121             1,906,568            13,166,782
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          545                   383                   288                 1,961
    Administrative fees                         46                    30                    23                   163
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                        591                   413                   311                 2,124
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $  3,757,997          $  2,430,708          $  1,906,257          $ 13,164,658
                                      ============          ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

                                      AMERICAN FUNDS        AMERICAN FUNDS                                 DREYFUS
                                      GROWTH-INCOME            GROWTH          CREDIT SUISSE TRUST       MIDCAP STOCK
                                        SUBACCOUNT           SUBACCOUNT         GLOBAL SMALL CAP          SUBACCOUNT
                                        (CLASS 2)            (CLASS 2)             SUBACCOUNT          (SERVICE SHARES)
                                      ------------          ------------          ------------          ------------

ASSETS:
  Investments at fair value           $ 29,469,123          $ 33,413,638          $  1,071,518          $  5,426,989
                                      ------------          ------------          ------------          ------------
      Total Assets                      29,469,123            33,413,638             1,071,518             5,426,989
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        4,431                 4,991                   171                   825
    Administrative fees                        365                   415                    13                    67
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                      4,796                 5,406                   184                   892
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $ 29,464,327          $ 33,408,232          $  1,071,334          $  5,426,097
                                      ============          ============          ============          ============

   The accompanying notes are an integral part of these financial statements.


                                     DREYFUS SOCIALLY       DREYFUS VIF          DREYFUS VIF
                                    RESPONSIBLE GROWTH     APPRECIATION        DEVELOPING LEADERS
                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                     (SERVICE SHARES)     (INITIAL SHARES)     (INITIAL SHARES)
                                      ------------          ------------          ------------

ASSETS:
  Investments at fair value           $    165,330          $  2,141,571          $  3,712,450
                                      ------------          ------------          ------------
      Total Assets                         165,330             2,141,571             3,712,450
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                           24                   315                   556
    Administrative fees                          2                    26                    46
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                         26                   341                   602
                                      ------------          ------------          ------------

NET ASSETS                            $    165,304          $  2,141,230          $  3,711,848
                                      ============          ============          ============

                                                               DWS VIT
                                         DWS VIT          RREEF REAL ESTATE          DWSI
                                     EQUITY 500 INDEX        SECURITIES       GLOBAL OPPORTUNITIES
                                        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                        (CLASS B)             (CLASS B)            (CLASS B)
                                      ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  6,644,324          $  4,927,129          $  3,319,423
                                      ------------          ------------          ------------
      Total Assets                       6,644,324             4,927,129             3,319,423
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,082                   737                   503
    Administrative fees                         83                    60                    41
  Due to MetLife Insurance
    Company of Connecticut                      --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                      1,165                   797                   544
                                      ------------          ------------          ------------

NET ASSETS                            $  6,643,159          $  4,926,332          $  3,318,879
                                      ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

                                          DWSII                DWSI                  DWSI                  DWSI
                                        BALANCED               BOND             CAPITAL GROWTH        GROWTH & INCOME
                                       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                        (CLASS B)            (CLASS B)            (CLASS B)              (CLASS B)
                                      ------------          ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  3,321,431          $     82,994          $  9,203,842          $  4,672,593
                                      ------------          ------------          ------------          ------------
      Total Assets                       3,321,431                82,994             9,203,842             4,672,593
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          520                    12                 1,359                   733
    Administrative fees                         41                     1                   114                    58
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                        561                    13                 1,473                   791
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $  3,320,870          $     82,981          $  9,202,369          $  4,671,802
                                      ============          ============          ============          ============

   The accompanying notes are an integral part of these financial statements.


                                         DWSI                   DWSII                DWSII
                                      HEALTH CARE           INTERNATIONAL       STRATEGIC INCOME
                                      SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                       (CLASS B)              (CLASS B)            (CLASS B)
                                      ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  2,005,882          $  5,139,617          $  3,476,442
                                      ------------          ------------          ------------
      Total Assets                       2,005,882             5,139,617             3,476,442
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          309                   764                   538
    Administrative fees                         25                    64                    43
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                        334                   828                   581
                                      ------------          ------------          ------------

NET ASSETS                            $  2,005,548          $  5,138,789          $  3,475,861
                                      ============          ============          ============


                                                                DWSII
                                        DWSII               CONSERVATIVE               DWSII
                                       BLUE CHIP             ALLOCATION         CORE FIXED INCOME
                                      SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                       (CLASS B)              (CLASS B)             (CLASS B)
                                      ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  4,516,018          $  6,281,623          $  6,533,431
                                      ------------          ------------          ------------
      Total Assets                       4,516,018             6,281,623             6,533,431
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          701                   911                   986
    Administrative fees                         56                    77                    80
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                        757                   988                 1,066
                                      ------------          ------------          ------------

NET ASSETS                            $  4,515,261          $  6,280,635          $  6,532,365
                                      ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

                                                                                  DWSII DREMAN
                                         DWSII              DWSII DREMAN          SMALL MID CAP            DWSII
                                   DAVIS VENTURE VALUE    HIGH RETURN EQUITY         VALUE             GLOBAL THEMATIC
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                        (CLASS B)             (CLASS B)            (CLASS B)             (CLASS B)
                                      ------------          ------------          ------------          ------------
ASSETS:
  Investments at fair value           $ 11,044,022          $ 13,213,184          $  9,059,644          $  4,713,595
                                      ------------          ------------          ------------          ------------
      Total Assets                      11,044,022            13,213,184             9,059,644             4,713,595
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,593                 2,010                 1,368                   695
    Administrative fees                        136                   163                   112                    58
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                      1,729                 2,173                 1,480                   753
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $ 11,042,293          $ 13,211,011          $  9,058,164          $  4,712,842
                                      ============          ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

                                         DWSII
                                       GOVERNMENT &
                                         AGENCY                 DWSII               DWSII
                                       SECURITIES        GROWTH ALLOCATION        HIGH INCOME
                                       SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                        (CLASS B)             (CLASS B)            (CLASS B)
                                      ------------          ------------          ------------
ASSETS:
  Investments at fair value           $  2,887,445          $ 14,766,123          $  4,061,995
                                      ------------          ------------          ------------
      Total Assets                       2,887,445            14,766,123             4,061,995
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          426                 2,267                   609
    Administrative fees                         36                   182                    50
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                        462                 2,449                   659
                                      ------------          ------------          ------------

NET ASSETS                            $  2,886,983          $ 14,763,674          $  4,061,336
                                      ============          ============          ============


                                          DWSII
                                      INTERNATIONAL
                                         SELECT              DWSII JANUS             DWSII
                                         EQUITY            GROWTH & INCOME      LARGE CAP VALUE
                                       SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                        (CLASS B)             (CLASS B)            (CLASS B)
                                      ------------          ------------          ------------
ASSETS:
  Investments at fair value           $  7,959,129          $  2,319,626          $  4,198,164
                                      ------------          ------------          ------------
      Total Assets                       7,959,129             2,319,626             4,198,164
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,204                   349                   627
    Administrative fees                         98                    28                    52
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                      1,302                   377                   679
                                      ------------          ------------          ------------

NET ASSETS                            $  7,957,827          $  2,319,249          $  4,197,485
                                      ============          ============          ============

   The accompanying notes are an integral part of these financial statements.



                                        DWSII                DWSII                 DWSII               DWSII             DWSII
                                     MID CAP GROWTH     MODERATE ALLOCATION     MONEY MARKET      SMALL CAP GROWTH     TECHNOLOGY
                                       SUBACCOUNT          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                       (CLASS B)           (CLASS B)             (CLASS B)           (CLASS B)         (CLASS B)
                                      ------------         ------------          ------------       ------------       ------------
ASSETS:
  Investments at fair value           $    928,102         $ 15,734,681          $  7,233,966       $  3,525,928       $  1,371,409
                                      ------------         ------------          ------------       ------------       ------------
      Total Assets                         928,102           15,734,681             7,233,966          3,525,928          1,371,409
                                      ------------         ------------          ------------       ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                          139                2,402                 1,000                521                210
    Administrative fees                         11                  194                    89                 44                 17
  Due to MetLife Insurance Company
    of Connecticut                              --                   --                    --                 --                 --
                                      ------------         ------------          ------------       ------------       ------------
      Total Liabilities                        150                2,596                 1,089                565                227
                                      ------------         ------------          ------------       ------------       ------------

NET ASSETS                            $    927,952         $ 15,732,085          $  7,232,877       $  3,525,363       $  1,371,182
                                      ============         ============          ============       ============       ============

   The accompanying notes are an integral part of these financial statements.

                                        DWSII                               FIDELITY VIP                            FTVIPT FRANKLIN
                                     TURNER MID CAP     FIDELITY VIP       DYNAMIC CAPITAL      FIDELITY VIP        RISING DIVIDENDS
                                        GROWTH           CONTRAFUND         APPRECIATION           MID CAP             SECURITIES
                                      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       (CLASS B)      (SERVICE CLASS 2)   (SERVICE CLASS 2)    (SERVICE CLASS 2)        (CLASS 2)
                                      ------------       ------------        ------------          ------------        ------------
ASSETS:
  Investments at fair value           $  2,463,578       $ 13,338,169        $    518,548          $ 16,741,860        $ 13,736,878
                                      ------------       ------------        ------------          ------------        ------------
      Total Assets                       2,463,578         13,338,169             518,548            16,741,860          13,736,878
                                      ------------       ------------        ------------          ------------        ------------
LIABILITIES:
  Other payables
    Insurance charges                          385              1,979                  75                 2,448               1,992
    Administrative fees                         30                165                   6                   208                 171
  Due to MetLife Insurance Company
    of Connecticut                              --                 --                  --                    --                  --
                                      ------------       ------------        ------------          ------------        ------------
      Total Liabilities                        415              2,144                  81                 2,656               2,163
                                      ------------       ------------        ------------          ------------        ------------

NET ASSETS                            $  2,463,163       $ 13,336,025        $    518,467          $ 16,739,204        $ 13,734,715
                                      ============       ============        ============          ============        ============

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT FRANKLIN    FTVIPT TEMPLETON                          JANUS ASPEN
                                      SMALL MID-CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON      GLOBAL LIFE        JANUS ASPEN
                                    GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES      SCIENCES       GLOBAL TECHNOLOGY
                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                        (CLASS 2)           (CLASS 2)          (CLASS 2)        (SERVICE SHARES)   (SERVICE SHARES)
                                      ------------       ------------        ------------        ------------      ------------
ASSETS:
  Investments at fair value           $  7,170,862       $  9,636,258        $ 15,484,507        $    653,877      $    977,188
                                      ------------       ------------        ------------        ------------      ------------
      Total Assets                       7,170,862          9,636,258          15,484,507             653,877           977,188
                                      ------------       ------------        ------------        ------------      ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,032              1,454               2,291                 102               148
    Administrative fees                         89                119                 191                   8                12
  Due to MetLife Insurance Company
    of Connecticut                              --                 --                  --                  --                --
                                      ------------       ------------        ------------        ------------      ------------
      Total Liabilities                      1,121              1,573               2,482                 110               160
                                      ------------       ------------        ------------        ------------      ------------

NET ASSETS                            $  7,169,741       $  9,634,685        $ 15,482,025        $    653,767      $    977,028
                                      ============       ============        ============        ============      ============

   The accompanying notes are an integral part of these financial statements.

                                        JANUS ASPEN           LMPVET                LMPVET             LMPVET            LMPVET
                                      WORLDWIDE GROWTH   AGGRESSIVE GROWTH     AGGRESSIVE GROWTH    APPRECIATION       EQUITY INDEX
                                         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                      (SERVICE SHARES)       (CLASS I)            (CLASS II)         (CLASS I)          (CLASS II)
                                       ------------        ------------          ------------        ------------       ------------
ASSETS:
  Investments at fair value            $    444,340        $  5,148,397          $  9,219,999        $  1,517,463       $  8,483,186
                                       ------------        ------------          ------------        ------------       ------------
      Total Assets                          444,340           5,148,397             9,219,999           1,517,463          8,483,186
                                       ------------        ------------          ------------        ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                            67                 747                 1,361                 226              1,256
    Administrative fees                           5                  64                   115                  19                105
  Due to MetLife Insurance Company
    of Connecticut                               --                  --                    --                  --                 --
                                       ------------        ------------          ------------        ------------       ------------
      Total Liabilities                          72                 811                 1,476                 245              1,361
                                       ------------        ------------          ------------        ------------       ------------

NET ASSETS                             $    444,268        $  5,147,586          $  9,218,523        $  1,517,218       $  8,481,825
                                       ============        ============          ============        ============       ============


   The accompanying notes are an integral part of these financial statements.

                                           LMPVET             LMPVET           LMPVET              LMPVET
                                     FUNDAMENTAL VALUE      INVESTORS      LARGE CAP GROWTH    SMALL CAP GROWTH          LMPVET
                                         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SOCIAL AWARENESS
                                          (CLASS I)         (CLASS I)         (CLASS I)           (CLASS I)            SUBACCOUNT
                                        ------------       ------------      ------------        ------------       ------------
ASSETS:
  Investments at fair value             $  4,450,343       $  2,531,345      $  2,176,915        $  4,614,522       $  1,011,028
                                        ------------       ------------      ------------        ------------       ------------
      Total Assets                         4,450,343          2,531,345         2,176,915           4,614,522          1,011,028
                                        ------------       ------------      ------------        ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                            651                373               310                 690                129
    Administrative fees                           55                 31                27                  58                 12
  Due to MetLife Insurance Company
    of Connecticut                                --                 --                --                  --                 --
                                        ------------       ------------      ------------        ------------       ------------
      Total Liabilities                          706                404               337                 748                141
                                        ------------       ------------      ------------        ------------       ------------

NET ASSETS                              $  4,449,637       $  2,530,941      $  2,176,578        $  4,613,774       $  1,010,887
                                        ============       ============      ============        ============       ============


   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST
                                               LMPVET              LMPVIT       BATTERYMARCH       MIST BLACKROCK     MIST BLACKROCK
                                          CAPITAL AND INCOME     ADJUSTABLE     MID-CAP STOCK        HIGH YIELD       LARGE-CAP CORE
                                             SUBACCOUNT          RATE INCOME     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                             (CLASS II)          SUBACCOUNT      (CLASS A)            (CLASS A)         (CLASS E)
                                           ------------         ------------    ------------          ------------      ------------
ASSETS:
  Investments at fair value                $  6,591,493         $  2,414,003    $  3,040,526          $  6,177,677      $  4,874,665
                                           ------------         ------------    ------------          ------------      ------------
      Total Assets                            6,591,493            2,414,003       3,040,526             6,177,677         4,874,665
                                           ------------         ------------    ------------          ------------      ------------
LIABILITIES:
  Other payables
    Insurance charges                               973                  371             433                   857               762
    Administrative fees                              81                   30              38                    76                60
  Due to MetLife Insurance Company
    of Connecticut                                5,318                   --              --                    --                --
                                           ------------         ------------    ------------          ------------      ------------
      Total Liabilities                           6,372                  401             471                   933               822
                                           ------------         ------------    ------------          ------------      ------------

NET ASSETS                                 $  6,585,121         $  2,413,602    $  3,040,055          $  6,176,744      $  4,873,843
                                           ============         ============    ============          ============      ============


   The accompanying notes are an integral part of these financial statements.

                                                             MIST                                                      MIST
                                        MIST DREMAN      HARRIS OAKMARK        MIST               MIST         LEGG MASON PARTNERS
                                      SMALL-CAP VALUE    INTERNATIONAL      JANUS FORTY      LAZARD MID-CAP       MANAGED ASSETS
                                         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                         (CLASS A)         (CLASS A)         (CLASS A)         (CLASS B)            (CLASS A)
                                        ------------       ------------     ------------       ------------       ------------
ASSETS:
  Investments at fair value             $    547,888       $  3,265,314     $  5,474,539       $    190,618       $  2,739,478
                                        ------------       ------------     ------------       ------------       ------------
      Total Assets                           547,888          3,265,314        5,474,539            190,618          2,739,478
                                        ------------       ------------     ------------       ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                             89                487              828                 28                413
    Administrative fees                            7                 41               68                  2                 33
  Due to MetLife Insurance Company
    of Connecticut                                --                 --               --                 --                 --
                                        ------------       ------------     ------------       ------------       ------------
      Total Liabilities                           96                528              896                 30                446
                                        ------------       ------------     ------------       ------------       ------------

NET ASSETS                              $    547,792       $  3,264,786     $  5,473,643       $    190,588       $  2,739,032
                                        ============       ============     ============       ============       ============


   The accompanying notes are an integral part of these financial statements.

                                   MIST LORD ABBETT  MIST LORD ABBETT   MIST LORD ABBETT       MIST MET/AIM         MIST MET/AIM
                                    BOND DEBENTURE   GROWTH AND INCOME   MID-CAP VALUE    CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                      (CLASS A)         (CLASS B)          (CLASS B)             (CLASS A)           (CLASS E)
                                     ------------       ------------       ------------        ------------         ------------
ASSETS:
  Investments at fair value          $  3,938,088       $ 14,082,798        $ 8,975,357        $  1,211,849         $  6,891,816
                                     ------------       ------------       ------------        ------------         ------------
      Total Assets                      3,938,088         14,082,798          8,975,357           1,211,849            6,891,816
                                     ------------       ------------       ------------        ------------         ------------
LIABILITIES:
  Other payables
    Insurance charges                         588              1,840              1,343                 177                  962
    Administrative fees                        49                174                111                  15                   85
  Due to MetLife Insurance Company
    of Connecticut                             --                 --                 --                  --                   --
                                     ------------       ------------       ------------        ------------         ------------
      Total Liabilities                       637              2,014              1,454                 192                1,047
                                     ------------       ------------       ------------        ------------         ------------

NET ASSETS                           $  3,937,451       $ 14,080,784       $  8,973,903        $  1,211,657         $  6,890,769
                                     ============       ============       ============        ============         ============


   The accompanying notes are an integral part of these financial statements.

                                                              MIST             MIST                                  MIST
                                        MIST MET/AIM      MFS EMERGING      MFS RESEARCH         MIST          NEUBERGER BERMAN
                                      SMALL CAP GROWTH   MARKETS EQUITY    INTERNATIONAL       MFS VALUE         REAL ESTATE
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                         (CLASS A)         (CLASS A)         (CLASS B)         (CLASS A)          (CLASS A)
                                       ------------       ------------      ------------      ------------       ------------
ASSETS:
  Investments at fair value            $    240,095       $  7,096,243      $  1,392,276      $  4,337,512       $  6,865,558
                                       ------------       ------------      ------------      ------------       ------------
      Total Assets                          240,095          7,096,243         1,392,276         4,337,512          6,865,558
                                       ------------       ------------      ------------      ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                            35              1,058               192               647                983
    Administrative fees                           3                 85                17                54                 83
  Due to MetLife Insurance Company
    of Connecticut                               --                 --                --                --                 --
                                       ------------       ------------      ------------      ------------       ------------
      Total Liabilities                          38              1,143               209               701              1,066
                                       ------------       ------------      ------------      ------------       ------------

NET ASSETS                             $    240,057       $  7,095,100      $  1,392,067      $  4,336,811       $  6,864,492
                                       ============       ============      ============      ============       ============



   The accompanying notes are an integral part of these financial statements.

                                               MIST                MIST                               MIST                MIST
                                           OPPENHEIMER        PIMCO INFLATION         MIST       PIONEER STRATEGIC      THIRD AVENUE
                                       CAPITAL APPRECIATION   PROTECTED BOND     PIONEER FUND        INCOME          SMALL CAP VALUE
                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                            (CLASS B)           (CLASS A)         (CLASS A)        (CLASS A)            (CLASS B)
                                           ------------         ------------      ------------      ------------       ------------
ASSETS:
  Investments at fair value                $  7,912,496         $  6,137,400      $    659,316      $  6,315,956       $ 14,340,582
                                           ------------         ------------      ------------      ------------       ------------
      Total Assets                            7,912,496            6,137,400           659,316         6,315,956         14,340,582
                                           ------------         ------------      ------------      ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                             1,097                  896                99               965              2,143
    Administrative fees                              99                   75                 8                77                178
  Due to MetLife Insurance Company
    of Connecticut                                   --                   --                --                --                 --
                                           ------------         ------------      ------------      ------------       ------------
      Total Liabilities                           1,196                  971               107             1,042              2,321
                                           ------------         ------------      ------------      ------------       ------------

NET ASSETS                                 $  7,911,300         $  6,136,429      $    659,209      $  6,314,914       $ 14,338,261
                                           ============         ============      ============       ============      ============


   The accompanying notes are an integral part of these financial statements.




                                       MSF BLACKROCK        MSF BLACKROCK     MSF BLACKROCK          MSF               MSF
                                     AGGRESSIVE GROWTH       BOND INCOME       MONEY MARKET      FI LARGE CAP    FI VALUE LEADERS
                                        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                        (CLASS D)            (CLASS A)          (CLASS A)         (CLASS A)         (CLASS D)
                                      ------------          ------------       ------------      ------------      ------------

ASSETS:
  Investments at fair value           $  4,260,890          $  5,833,645       $ 29,186,728      $  3,145,444      $  5,014,280
                                      ------------          ------------       ------------      ------------      ------------
      Total Assets                       4,260,890             5,833,645         29,186,728         3,145,444         5,014,280
                                      ------------          ------------       ------------      ------------      ------------
LIABILITIES:
  Other payables
    Insurance charges                          619                   830              4,338               448               750
    Administrative fees                         53                    71                360                39                62
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                 --                --                --
                                      ------------          ------------       ------------      ------------      ------------
      Total Liabilities                        672                   901              4,698               487               812
                                      ------------          ------------       ------------      ------------      ------------

NET ASSETS                            $  4,260,218          $  5,832,744       $ 29,182,030      $  3,144,957      $  5,013,468
                                      ============          ============       ============      ============      ============


   The accompanying notes are an integral part of these financial statements.

                                                                               MSF METLIFE                            MSF METLIFE
                                           MSF METLIFE       MSF METLIFE     CONSERVATIVE TO       MSF METLIFE        MODERATE TO
                                           AGGRESSIVE       CONSERVATIVE         MODERATE            MODERATE         AGGRESSIVE
                                           ALLOCATION        ALLOCATION         ALLOCATION          ALLOCATION        ALLOCATION
                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                           (CLASS B)          (CLASS B)         (CLASS B)           (CLASS B)          (CLASS B)
                                          ------------      ------------       ------------        ------------       ------------

ASSETS:
  Investments at fair value               $  1,290,604      $    437,310       $    909,192        $  2,792,919       $  5,739,582
                                          ------------      ------------       ------------        ------------       ------------
      Total Assets                           1,290,604           437,310            909,192           2,792,919          5,739,582
                                          ------------      ------------       ------------        ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                              195                65                129                 446                893
    Administrative fees                             16                 5                 11                  34                 71
  Due to MetLife Insurance Company
    of Connecticut                                  --                --                 --                  --                 --
                                          ------------      ------------       ------------        ------------       ------------
      Total Liabilities                            211                70                140                 480                964
                                          ------------      ------------       ------------        ------------       ------------

NET ASSETS                                $  1,290,393      $    437,240       $    909,052        $  2,792,439       $  5,738,618
                                          ============      ============       ============        ============       ============


   The accompanying notes are an integral part of these financial statements.

                                                                             MSF                  MSF            MSF WESTERN ASSET
                                        MSF MFS           MSF MFS         OPPENHEIMER         T. ROWE PRICE        MANAGEMENT U.S.
                                      TOTAL RETURN      TOTAL RETURN      GLOBAL EQUITY      LARGE CAP GROWTH       GOVERNMENT
                                       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                       (CLASS B)         (CLASS F)         (CLASS B)           (CLASS B)             (CLASS A)
                                      ------------       ------------      ------------       ------------         ------------
ASSETS:
  Investments at fair value           $  4,666,569       $ 22,799,306      $ 25,855,474       $  1,752,614         $  2,365,112
                                      ------------       ------------      ------------       ------------         ------------
      Total Assets                       4,666,569         22,799,306        25,855,474          1,752,614            2,365,112
                                      ------------       ------------      ------------       ------------         ------------
LIABILITIES:
  Other payables
    Insurance charges                          708              3,387             3,840                247                  315
    Administrative fees                         57                282               321                 22                   29
  Due to MetLife Insurance Company
    of Connecticut                              --                 --                --                 --                   --
                                      ------------       ------------      ------------       ------------         ------------
      Total Liabilities                        765              3,669             4,161                269                  344
                                      ------------       ------------      ------------       ------------         ------------

NET ASSETS                            $  4,665,804       $ 22,795,637      $ 25,851,313       $  1,752,345         $  2,364,768
                                      ============       ============      ============       ============         ============


   The accompanying notes are an integral part of these financial statements.

                                         PIMCO VIT                                                 PIONEER
                                        TOTAL RETURN       PIONEER             PIONEER         EMERGING MARKETS        PIONEER
                                         SUBACCOUNT        BOND VCT        CULLEN VALUE VCT          VCT           EQUITY INCOME VCT
                                      (ADMINISTRATIVE     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                          CLASS)          (CLASS II)          (CLASS II)         (CLASS II)           (CLASS II)
                                        ------------       ------------       ------------       ------------        ------------
ASSETS:
  Investments at fair value             $ 12,882,254       $  7,802,514       $  7,660,605       $ 16,470,509        $ 16,331,575
                                        ------------       ------------       ------------       ------------        ------------
      Total Assets                        12,882,254          7,802,514          7,660,605         16,470,509          16,331,575
                                        ------------       ------------       ------------       ------------        ------------
LIABILITIES:
  Other payables
    Insurance charges                          1,887              1,117              1,100              2,401               2,319
    Administrative fees                          157                 96                 95                204                 203
  Due to MetLife Insurance Company
    of Connecticut                                --                 --                 --                 --                  --
                                        ------------       ------------       ------------       ------------        ------------
      Total Liabilities                        2,044              1,213              1,195              2,605               2,522
                                        ------------       ------------       ------------       ------------        ------------

NET ASSETS                              $ 12,880,210       $  7,801,301       $  7,659,410       $ 16,467,904        $ 16,329,053
                                        ============       ============       ============       ============        ============


   The accompanying notes are an integral part of these financial statements.

                                                            PIONEER                            PIONEER IBBOTSON    PIONEER IBBOTSON
                                          PIONEER           GLOBAL             PIONEER           AGGRESSIVE           GROWTH
                                          FUND VCT       HIGH YIELD VCT     HIGH YIELD VCT      ALLOCATION VCT      ALLOCATION VCT
                                         SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                         (CLASS II)        (CLASS II)         (CLASS II)         (CLASS II)          (CLASS II)
                                         ------------      ------------       ------------        ------------      ------------
ASSETS:
  Investments at fair value              $ 18,968,151      $  5,913,619       $ 20,296,543        $  5,006,445      $106,701,178
                                         ------------      ------------       ------------        ------------      ------------
      Total Assets                         18,968,151         5,913,619         20,296,543           5,006,445       106,701,178
                                         ------------      ------------       ------------        ------------      ------------
LIABILITIES:
  Other payables
    Insurance charges                           2,687               898              2,899                 809            18,318
    Administrative fees                           237                73                251                  62             1,322
  Due to MetLife Insurance Company
    of Connecticut                                 --                --                 --                  --                --
                                         ------------      ------------       ------------        ------------      ------------
      Total Liabilities                         2,924               971              3,150                 871            19,640
                                         ------------      ------------       ------------        ------------      ------------

NET ASSETS                               $ 18,965,227      $  5,912,648       $ 20,293,393        $  5,005,574      $106,681,538
                                         ============      ============       ============        ============      ============


   The accompanying notes are an integral part of these financial statements.

                                                                                                                         PIONEER
                                      PIONEER IBBOTSON                          PIONEER                                 OAK RIDGE
                                         MODERATE             PIONEER         INTERNATIONAL      PIONEER MID CAP        LARGE CAP
                                       ALLOCATION VCT     INDEPENDENCE VCT      VALUE VCT          VALUE VCT           GROWTH VCT
                                        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                        (CLASS II)           (CLASS II)         (CLASS II)         (CLASS II)          (CLASS II)
                                        ------------         ------------       ------------      ------------        ------------
ASSETS:
  Investments at fair value             $ 68,601,047         $  4,455,274       $  7,608,904      $ 12,711,186        $  5,411,311
                                        ------------         ------------       ------------      ------------        ------------
      Total Assets                        68,601,047            4,455,274          7,608,904        12,711,186           5,411,311
                                        ------------         ------------       ------------      ------------        ------------
LIABILITIES:
  Other payables
    Insurance charges                         10,669                  629              1,087             1,819                 797
    Administrative fees                          847                   56                 94               157                  67
  Due to MetLife Insurance Company
    of Connecticut                                --                   --                 --                --                  --
                                        ------------         ------------       ------------      ------------        ------------
      Total Liabilities                       11,516                  685              1,181             1,976                 864
                                        ------------         ------------       ------------      ------------        ------------

NET ASSETS                              $ 68,589,531         $  4,454,589       $  7,607,723      $ 12,709,210        $  5,410,447
                                        ============         ============       ============      ============        ============


   The accompanying notes are an integral part of these financial statements.

                                   PIONEER REAL ESTATE      PIONEER SMALL       PIONEER STRATEGIC     VAN KAMPEN LIT
                                       SHARES VCT           CAP VALUE VCT         INCOME VCT            COMSTOCK
                                       SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                       (CLASS II)            (CLASS II)           (CLASS II)            (CLASS II)
                                      ------------          ------------          ------------          ------------
ASSETS:
  Investments at fair value           $  8,207,115          $  7,678,933          $ 17,851,684          $  7,116,687
                                      ------------          ------------          ------------          ------------
      Total Assets                       8,207,115             7,678,933            17,851,684             7,116,687
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,147                 1,077                 2,570                 1,075
    Administrative fees                        100                    95                   220                    88
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                      1,247                 1,172                 2,790                 1,163
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $  8,205,868          $  7,677,761          $ 17,848,894          $  7,115,524
                                      ============          ============          ============          ============


   The accompanying notes are an integral part of these financial statements.

                                     VAN KAMPEN LIT
                                       ENTERPRISE
                                       SUBACCOUNT
                                       (CLASS II)
                                      ------------

ASSETS:
  Investments at fair value           $     72,724
                                      ------------
      Total Assets                          72,724
                                      ------------
LIABILITIES:
  Other payables
    Insurance charges                           11
    Administrative fees                          1
  Due to MetLife Insurance Company
    of Connecticut                              --
                                      ------------
      Total Liabilities                         12
                                      ------------

NET ASSETS                            $     72,712
                                      ============

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I.  MID CAP          AIM V.I.             AIM V.I. CAPITAL       ALGER AMERICAN
                                               CORE EQUITY             UTILITIES             APPRECIATION         LEVERAGED ALLCAP
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               (SERIES II)             (SERIES I)            (SERIES II)(a)           (CLASS S)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      1,809           $     43,769           $         --           $         --
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      72,198                 43,984                 39,195                 30,682
                                               ------------           ------------           ------------           ------------
      Administrative charges                          6,120                  3,470                  3,445                  2,511
                                               ------------           ------------           ------------           ------------
        Total expenses                               78,318                 47,454                 42,640                 33,193
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (76,509)                (3,685)               (42,640)               (33,193)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    54,345                113,445                     --                     --
      Realized gains (losses) on sale of
        investments                                 106,779                 70,963              1,692,051                 50,840
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               161,124                184,408              1,692,051                 50,840
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              200,516                205,277             (1,194,907)               426,145
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    285,131           $    386,000           $    454,504           $    443,792
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS       CREDIT SUISSE TRUST
                                               GLOBAL GROWTH         GROWTH-INCOME            GROWTH                EMERGING
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT               MARKETS
                                                (CLASS 2)             (CLASS 2)              (CLASS 2)            SUBACCOUNT (a)
                                               ------------          ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $    341,994          $    459,012           $    259,325           $         --
                                               ------------          ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                     229,370               564,075                613,983                 32,683
      Administrative charges                         19,069                46,422                 50,833                  2,645
                                               ------------          ------------           ------------           ------------
        Total expenses                              248,439               610,497                664,816                 35,328
                                               ------------          ------------           ------------           ------------
          Net investment income (loss)               93,555              (151,485)              (405,491)               (35,328)
                                               ------------          ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   518,125             1,014,832              2,322,695                     --
      Realized gains (losses) on sale of
        investments                                 479,254               656,650                958,951              2,289,743
                                               ------------          ------------           ------------           ------------
          Net realized gains (losses)               997,379             1,671,482              3,281,646              2,289,743
                                               ------------          ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              415,697              (576,549)               389,038             (1,996,258)
                                               ------------          ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $  1,506,631          $    943,448           $  3,265,193           $    258,157
                                               ============          ============           ============           ============


                                                            CREDIT SUISSE TRUST     DREYFUS MIDCAP
                                                             GLOBAL SMALL CAP      STOCK SUBACCOUNT
                                                               SUBACCOUNT          (SERVICE SHARES)
                                                              ------------           ------------
INVESTMENT INCOME:
      Dividends                                               $         --           $     18,327
                                                              ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                                     23,889                110,865
      Administrative charges                                         1,849                  9,020
                                                              ------------           ------------
        Total expenses                                              25,738                119,885
                                                              ------------           ------------
          Net investment income (loss)                             (25,738)              (101,558)
                                                              ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                       --                716,429
      Realized gains (losses) on sale of
        investments                                                 34,472                  7,987
                                                              ------------           ------------
          Net realized gains (losses)                               34,472                724,416
                                                              ------------           ------------
      Change in unrealized gains (losses)
        on investments                                             (70,891)              (623,094)
                                                              ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                             $    (62,157)          $       (236)
                                                              ============           ============


   The accompanying notes are an integral part of these financial statements.

                                              DREYFUS SOCIALLY         DREYFUS VIF           DREYFUS VIF             DWS VIT
                                              RESPONSIBLE GROWTH      APPRECIATION        DEVELOPING LEADERS      EQUITY 500 INDEX
                                                SUBACCOUNT              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              (SERVICE SHARES)        (INITIAL SHARES)     (INITIAL SHARES)         (CLASS B)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $        518           $     33,471           $     33,460           $     76,127
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                       3,226                 39,010                 78,919                132,723
      Administrative charges                            274                  3,302                  6,544                 10,120
                                               ------------           ------------           ------------           ------------
        Total expenses                                3,500                 42,312                 85,463                142,843
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)               (2,982)                (8,841)               (52,003)               (66,716)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                     --                585,003                     --
      Realized gains (losses) on sale of
        investments                                   8,938                 56,634                (21,656)                43,548
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                 8,938                 56,634                563,347                 43,548
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                                4,306                 60,895             (1,048,352)               198,253
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     10,262           $    108,688           $   (537,008)          $    175,085
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  DWS VIT                 DWSI                DWSII                DWSI
                                              RREEF REAL ESTATE     GLOBAL OPPORTUNITIES    BALANCED               BOND
                                              SECURITIES SUBACCOUNT    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 (CLASS B)             (CLASS B)            (CLASS B)            (CLASS B)
                                               ------------          ------------          ------------         ------------
INVESTMENT INCOME:
      Dividends                                $     56,274          $     36,622          $     94,637         $      5,608
                                               ------------          ------------          ------------         ------------
EXPENSES:
      Mortality and expense risk
        charges                                     115,650                64,625                63,040                2,176
      Administrative charges                          9,427                 5,279                 4,953                  171
                                               ------------          ------------          ------------         ------------
        Total expenses                              125,077                69,904                67,993                2,347
                                               ------------          ------------          ------------         ------------
          Net investment income (loss)              (68,803)              (33,282)               26,644                3,261
                                               ------------          ------------          ------------         ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   970,278               252,887                    --                   --
      Realized gains (losses) on sale of
        investments                                 227,813               204,152                37,027                 (597)
                                               ------------          ------------          ------------         ------------
          Net realized gains (losses)             1,198,091               457,039                37,027                 (597)
                                               ------------          ------------          ------------         ------------
      Change in unrealized gains (losses)
        on investments                           (2,244,713)             (179,567)               14,391               (1,233)
                                               ------------          ------------          ------------         ------------
      Net increase (decrease) in net assets
        resulting from operations              $ (1,115,425)         $    244,190          $     78,062         $      1,431
                                               ============          ============          ============         ============


                                                                DWSI                  DWSI
                                                           CAPITAL GROWTH        GROWTH & INCOME
                                                             SUBACCOUNT            SUBACCOUNT
                                                              (CLASS B)             (CLASS B)
                                                             ------------          ------------
INVESTMENT INCOME:
      Dividends                                              $     23,115          $     44,560
                                                             ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                                   167,508                96,170
      Administrative charges                                       14,040                 7,596
                                                             ------------          ------------
        Total expenses                                            181,548               103,766
                                                             ------------          ------------
          Net investment income (loss)                           (158,433)              (59,206)
                                                             ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                      --                69,869
      Realized gains (losses) on sale of
        investments                                               188,485               108,298
                                                             ------------          ------------
          Net realized gains (losses)                             188,485               178,167
                                                             ------------          ------------
      Change in unrealized gains (losses)
        on investments                                            863,867              (155,737)
                                                             ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                            $    893,919          $    (36,776)
                                                             ============          ============



   The accompanying notes are an integral part of these financial statements.

                                                   DWSI                   DWSII                 DWSII                   DWSII
                                                HEALTH CARE           INTERNATIONAL         STRATEGIC INCOME          BLUE CHIP
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                (CLASS B)              (CLASS B)              (CLASS B)              (CLASS B)
                                               ------------           ------------           ------------           ------------

INVESTMENT INCOME:
      Dividends                                $         --           $    103,041           $    200,227           $     35,633
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      38,715                 92,226                 66,683                 94,892
      Administrative charges                          3,111                  7,665                  5,309                  7,603
                                               ------------           ------------           ------------           ------------
        Total expenses                               41,826                 99,891                 71,992                102,495
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (41,826)                 3,150                128,235                (66,862)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   126,076                     --                     --                588,126
      Realized gains (losses) on sale of
        investments                                  95,821                208,298                 11,063                111,394
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               221,897                208,298                 11,063                699,520
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               40,238                362,168                (36,983)              (454,143)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    220,309           $    573,616           $    102,315           $    178,515
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                     DWSII                 DWSII                DWSII               DWSII DREMAN
                                             CONSERVATIVE ALLOCATION  CORE FIXED INCOME    DAVIS VENTURE VALUE   HIGH RETURN EQUITY
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                                    (CLASS B)            (CLASS B)             (CLASS B)             (CLASS B)
                                                  ------------          ------------          ------------         ------------
INVESTMENT INCOME:
      Dividends                                   $    135,038          $    265,833          $     40,232          $    149,699
                                                  ------------          ------------          ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                        119,485               124,389               208,321               263,503
      Administrative charges                             9,941                10,127                17,807                21,352
                                                  ------------          ------------          ------------          ------------
        Total expenses                                 129,426               134,516               226,128               284,855
                                                  ------------          ------------          ------------          ------------
          Net investment income (loss)                   5,612               131,317              (185,896)             (135,156)
                                                  ------------          ------------          ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      182,352                    --               155,716               118,661
      Realized gains (losses) on sale of
        investments                                    105,356                  (609)              805,053               204,353
                                                  ------------          ------------          ------------          ------------
          Net realized gains (losses)                  287,708                  (609)              960,769               323,014
                                                  ------------          ------------          ------------          ------------
      Change in unrealized gains (losses)
        on investments                                (133,629)              (15,806)             (393,874)             (755,564)
                                                  ------------          ------------          ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                 $    159,691          $    114,902          $    380,999          $   (567,706)
                                                  ============          ============          ============          ============


                                                        DWSII DREMAN             DWSII
                                                    SMALL MID CAP VALUE      GLOBAL THEMATIC
                                                         SUBACCOUNT            SUBACCOUNT
                                                         (CLASS B)             (CLASS B)
                                                       ------------          ------------
INVESTMENT INCOME:
      Dividends                                         $     58,389          $     10,082
                                                        ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                              181,440                79,038
      Administrative charges                                  14,868                 6,434
                                                        ------------          ------------
        Total expenses                                       196,308                85,472
                                                        ------------          ------------
          Net investment income (loss)                      (137,919)              (75,390)
                                                        ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          1,401,040               576,382
      Realized gains (losses) on sale of
        investments                                          212,488               184,407
                                                        ------------          ------------
          Net realized gains (losses)                      1,613,528               760,789
                                                        ------------          ------------
      Change in unrealized gains (losses)
        on investments                                    (1,372,743)             (574,586)
                                                        ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                       $    102,866          $    110,813
                                                        ============          ============


   The accompanying notes are an integral part of these financial statements.

                                                   DWSII
                                             GOVERNMENT & AGENCY           DWSII                DWSII           DWSII INTERNATIONAL
                                                 SECURITIES         GROWTH ALLOCATION         HIGH INCOME          SELECT EQUITY
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                 (CLASS B)              (CLASS B)             (CLASS B)              (CLASS B)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $    139,845           $    261,281           $    391,797           $    181,536
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      62,555                260,384                 88,945                148,396
      Administrative charges                          5,358                 20,765                  7,472                 12,141
                                               ------------           ------------           ------------           ------------
        Total expenses                               67,913                281,149                 96,417                160,537
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)               71,932                (19,868)               295,380                 20,999
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                666,812                     --                729,192
      Realized gains (losses) on sale of
        investments                                 (37,931)               139,064                (75,212)               440,824
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               (37,931)               805,876                (75,212)             1,170,016
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               75,144               (335,086)              (304,572)              (150,429)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    109,145           $    450,922           $    (84,404)          $  1,040,586
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                DWSII JANUS            DWSII                DWSII               DWSII
                                              GROWTH & INCOME     LARGE CAP VALUE      MID CAP GROWTH    MODERATE ALLOCATION
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                (CLASS B)            (CLASS B)           (CLASS B)           (CLASS B)
                                               ------------        ------------        ------------        ------------
INVESTMENT INCOME:
      Dividends                                $      4,635        $     59,747        $         --        $    359,295
                                               ------------        ------------        ------------        ------------
EXPENSES:
      Mortality and expense risk
        charges                                      43,436              78,297              18,281             292,442
      Administrative charges                          3,583               6,457               1,505              23,619
                                               ------------        ------------        ------------        ------------
        Total expenses                               47,019              84,754              19,786             316,061
                                               ------------        ------------        ------------        ------------
          Net investment income (loss)              (42,384)            (25,007)            (19,786)             43,234
                                               ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --             158,739                  --             594,503
      Realized gains (losses) on sale of
        investments                                  49,939             172,096              27,297             231,272
                                               ------------        ------------        ------------        ------------
          Net realized gains (losses)                49,939             330,835              27,297             825,775
                                               ------------        ------------        ------------        ------------
      Change in unrealized gains (losses)
        on investments                               91,613             133,115              50,585            (394,258)
                                               ------------        ------------        ------------        ------------
      Net increase (decrease) in net assets
        resulting from operations              $     99,168        $    438,943        $     58,096        $    474,751
                                               ============        ============        ============        ============


                                                      DWSII              DWSII
                                                   MONEY MARKET    SMALL CAP GROWTH
                                                    SUBACCOUNT        SUBACCOUNT
                                                    (CLASS B)          (CLASS B)
                                                  ------------       ------------
INVESTMENT INCOME:
      Dividends                                   $    279,780       $         --
                                                  ------------       ------------
EXPENSES:
      Mortality and expense risk
        charges                                        106,437             67,197
      Administrative charges                             9,660              5,661
                                                  ------------       ------------
        Total expenses                                 116,097             72,858
                                                  ------------       ------------
          Net investment income (loss)                 163,683            (72,858)
                                                  ------------       ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --                 --
      Realized gains (losses) on sale of
        investments                                         --            120,893
                                                  ------------       ------------
          Net realized gains (losses)                       --            120,893
                                                  ------------       ------------
      Change in unrealized gains (losses)
        on investments                                      --             97,840
                                                  ------------       ------------
      Net increase (decrease) in net assets
        resulting from operations                 $    163,683       $    145,875
                                                  ============       ============


   The accompanying notes are an integral part of these financial statements.

                                                                          DWSII                                     FIDELITY VIP
                                                   DWSII             TURNER MID CAP           FIDELITY VIP         DYNAMIC CAPITAL
                                                TECHNOLOGY              GROWTH                CONTRAFUND            APPRECIATION
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                (CLASS B)              (CLASS B)           (SERVICE CLASS 2)      (SERVICE CLASS 2)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $         --           $         --           $     95,090           $        626
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      26,496                 44,417                229,786                  9,809
      Administrative charges                          2,138                  3,522                 19,145                    849
                                               ------------           ------------           ------------           ------------
        Total expenses                               28,634                 47,939                248,931                 10,658
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (28,634)               (47,939)              (153,841)               (10,032)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                190,140              3,251,224                 60,585
      Realized gains (losses) on sale of
        investments                                  94,721                 74,606                367,552                 38,325
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                94,721                264,746              3,618,776                 98,910
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               97,427                257,749             (1,694,198)               (62,762)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    163,514           $    474,556           $  1,770,737           $     26,116
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   FTVIPT FRANKLIN      FTVIPT FRANKLIN        FTVIPT TEMPLETON
                                               FIDELITY VIP        RISING DIVIDENDS      SMALL MID-CAP        DEVELOPING MARKETS
                                                 MID CAP             SECURITIES         GROWTH SECURITIES        SECURITIES
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                             (SERVICE CLASS 2)        (CLASS 2)            (CLASS 2)               (CLASS 2)
                                               ------------          ------------         ------------           ------------
INVESTMENT INCOME:
      Dividends                                $     84,178          $    363,963          $         --          $    207,226
                                               ------------          ------------          ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                     303,147               269,711               126,983               166,596
      Administrative charges                         25,652                23,186                10,923                13,561
                                               ------------          ------------          ------------          ------------
        Total expenses                              328,799               292,897               137,906               180,157
                                               ------------          ------------          ------------          ------------
          Net investment income (loss)             (244,621)               71,066              (137,906)               27,069
                                               ------------          ------------          ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,584,681               223,234               520,114               712,056
      Realized gains (losses) on sale of
        investments                                 417,562               513,453               355,424               580,961
                                               ------------          ------------          ------------          ------------
          Net realized gains (losses)             2,002,243               736,687               875,538             1,293,017
                                               ------------          ------------          ------------          ------------
      Change in unrealized gains (losses)
        on investments                              317,372            (1,444,817)             (140,010)              774,291
                                               ------------          ------------          ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations              $  2,074,994          $   (637,064)         $    597,622          $  2,094,377
                                               ============          ============          ============          ============


                                                                             JANUS ASPEN
                                                       FTVIPT TEMPLETON      GLOBAL LIFE
                                                      FOREIGN SECURITIES       SCIENCES
                                                         SUBACCOUNT           SUBACCOUNT
                                                          (CLASS 2)         (SERVICE SHARES)
                                                         ------------        ------------
INVESTMENT INCOME:
      Dividends                                          $    297,586         $         --
                                                         ------------         ------------
EXPENSES:
      Mortality and expense risk
        charges                                               270,871               12,610
      Administrative charges                                   22,596                1,006
                                                         ------------         ------------
        Total expenses                                        293,467               13,616
                                                         ------------         ------------
          Net investment income (loss)                          4,119              (13,616)
                                                         ------------         ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                             678,757                   --
      Realized gains (losses) on sale of
        investments                                           747,769               65,944
                                                         ------------         ------------
          Net realized gains (losses)                       1,426,526               65,944
                                                         ------------         ------------
      Change in unrealized gains (losses)
        on investments                                        417,959               65,170
                                                         ------------         ------------
      Net increase (decrease) in net assets
        resulting from operations                        $  1,848,604         $    117,498
                                                         ============         ============


   The accompanying notes are an integral part of these financial statements.

                                               JANUS ASPEN            JANUS ASPEN              LMPVET                 LMPVET
                                             GLOBAL TECHNOLOGY      WORLDWIDE GROWTH      AGGRESSIVE GROWTH      AGGRESSIVE GROWTH
                                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                             (SERVICE SHARES)       (SERVICE SHARES)        (CLASS I) (b)          (CLASS II) (b)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      3,106           $      2,585           $         --           $         --
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      17,721                  8,493                 67,900                118,421
      Administrative charges                          1,441                    690                  5,775                  9,989
                                               ------------           ------------           ------------           ------------
        Total expenses                               19,162                  9,183                 73,675                128,410
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (16,056)                (6,598)               (73,675)              (128,410)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                     --                 29,633                 53,028
      Realized gains (losses) on sale of
        investments                                  69,479                 14,748                 (9,674)                (9,267)
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                69,479                 14,748                 19,959                 43,761
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              118,886                 23,716               (209,690)              (385,100)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    172,309           $     31,866           $   (263,406)          $   (469,749)
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET              LMPVET              LMPVET             LMPVET
                                               APPRECIATION       EQUITY INDEX       FUNDAMENTAL VALUE     INVESTORS
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                              (CLASS I)(b)         (CLASS II)         (CLASS I)(b)         (CLASS I)
                                               ------------       ------------        ------------        ------------
INVESTMENT INCOME:
      Dividends                                     16,352        $    137,227        $     55,719        $     32,304
                                               -----------        ------------        ------------        ------------
EXPENSES:
      Mortality and expense risk
        charges                                     19,978             158,538              54,794              46,547
      Administrative charges                         1,658              13,271               4,652               3,920
                                               -----------        ------------        ------------        ------------
        Total expenses                              21,636             171,809              59,446              50,467
                                               -----------        ------------        ------------        ------------
          Net investment income (loss)              (5,284)            (34,582)             (3,727)            (18,163)
                                               -----------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  126,989             396,799             217,161              68,662
      Realized gains (losses) on sale of
        investments                                  3,835             255,280              (1,073)             58,648
                                               -----------        ------------        ------------        ------------
          Net realized gains (losses)              130,824             652,079             216,088             127,310
                                               -----------        ------------        ------------        ------------
      Change in unrealized gains (losses)
        on investments                             (82,646)           (351,295)           (456,259)            (55,148)
                                               -----------        ------------        ------------        ------------
      Net increase (decrease) in net assets
        resulting from operations                   42,894        $    266,202        $   (243,898)       $     53,999
                                              ============        ============        ============        ============


                                                             LMPVET              LMPVET
                                                         LARGE CAP GROWTH    SMALL CAP GROWTH
                                                           SUBACCOUNT          SUBACCOUNT
                                                          (CLASS I)(b)         (CLASS I)
                                                          ------------        ------------
INVESTMENT INCOME:
      Dividends                                           $        928        $         --
                                                          ------------        ------------
EXPENSES:
      Mortality and expense risk
        charges                                                 26,374              86,912
      Administrative charges                                     2,292               7,201
                                                          ------------        ------------
        Total expenses                                          28,666              94,113
                                                          ------------        ------------
          Net investment income (loss)                         (27,738)            (94,113)
                                                          ------------        ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                   --             320,946
      Realized gains (losses) on sale of
        investments                                              2,712             161,532
                                                          ------------        ------------
          Net realized gains (losses)                            2,712             482,478
                                                          ------------        ------------
      Change in unrealized gains (losses)
        on investments                                           7,766             (12,193)
                                                          ------------        ------------
      Net increase (decrease) in net assets
        resulting from operations                         $    (17,260)       $    376,172
                                                          ============        ============


   The accompanying notes are an integral part of these financial statements.

                                                                       LMPVPI               LMPVPI                 LMPVPII
                                                 LMPVET                ALL CAP              ALL CAP           GROWTH AND INCOME
                                              SOCIAL AWARENESS        SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                SUBACCOUNT           (CLASS I)(a)        (CLASS II)(a)           (CLASS I)(a)
                                               ------------          ------------         ------------           ------------
INVESTMENT INCOME:
      Dividends                                $     13,500          $     11,746         $        195           $        966
                                               ------------          ------------         ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      15,260                23,485                2,676                  9,523
      Administrative charges                          1,474                 1,982                  238                    790
                                               ------------          ------------         ------------           ------------
        Total expenses                               16,734                25,467                2,914                 10,313
                                               ------------          ------------         ------------           ------------
          Net investment income (loss)               (3,234)              (13,721)              (2,719)                (9,347)
                                               ------------          ------------         ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   156,568               203,625               26,778                 69,405
      Realized gains (losses) on sale of
        investments                                  11,145               690,595               30,721                313,732
                                               ------------          ------------         ------------           ------------
          Net realized gains (losses)               167,713               894,220               57,499                383,137
                                               ------------          ------------         ------------           ------------
      Change in unrealized gains (losses)
        on investments                              (79,780)             (691,313)             (30,855)              (303,534)
                                               ------------          ------------         ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     84,699          $    189,186         $     23,925           $     70,256
                                               ============          ============         ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPI               LMPVPII              LMPVPII                LMPVET
                                             LARGE CAP GROWTH     AGGRESSIVE GROWTH    AGGRESSIVE GROWTH      CAPITAL AND INCOME
                                                SUBACCOUNT            SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                               (CLASS I)(a)          (CLASS I)(a)        (CLASS II)(a)          (CLASS II) (b)
                                               ------------          ------------        -------------          -------------
INVESTMENT INCOME:
      Dividends                                $         --           $         --        $         --           $     78,793
                                               ------------           ------------        ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      13,076                 32,716              55,993                 82,500
      Administrative charges                          1,133                  2,776               4,712                  6,869
                                               ------------           ------------        ------------           ------------
        Total expenses                               14,209                 35,492              60,705                 89,369
                                               ------------           ------------        ------------           ------------
          Net investment income (loss)              (14,209)               (35,492)            (60,705)               (10,576)
                                               ------------           ------------        ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                 14,899              25,834              1,049,109
      Realized gains (losses) on sale of
        investments                                 377,134              1,339,106           2,220,491                  2,238
                                               ------------           ------------        ------------           ------------
          Net realized gains (losses)               377,134              1,354,005           2,246,325              1,051,347
                                               ------------           ------------        ------------           ------------
      Change in unrealized gains (losses)
        on investments                             (275,330)            (1,118,839)         (1,850,317)            (1,048,239)
                                               ------------           ------------        ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     87,595           $    199,674        $    335,303           $     (7,468)
                                               ============           ============        ============           ============


                                                            LMPVIT               LMPVPI
                                                           ADJUSTABLE          TOTAL RETURN
                                                          RATE INCOME          SUBACCOUNT
                                                           SUBACCOUNT         (CLASS II)(a)
                                                          ------------        -------------
INVESTMENT INCOME:
      Dividends                                           $    116,020        $     37,161
                                                          ------------        ------------
EXPENSES:
      Mortality and expense risk
        charges                                                 44,832              34,894
      Administrative charges                                     3,562               2,951
                                                          ------------        ------------
        Total expenses                                          48,394              37,845
                                                          ------------        ------------
          Net investment income (loss)                          67,626                (684)
                                                          ------------        ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                   --              42,057
      Realized gains (losses) on sale of
        investments                                             (1,531)            649,423
                                                          ------------        ------------
          Net realized gains (losses)                           (1,531)            691,480
                                                          ------------        ------------
      Change in unrealized gains (losses)
        on investments                                         (84,430)           (507,540)
                                                          ------------        ------------
      Net increase (decrease) in net assets
        resulting from operations                         $    (18,335)       $    183,256
                                                          ============        ============


   The accompanying notes are an integral part of these financial statements.

                                                                                              MIST
                                                LORD ABBETT          LORD ABBETT          BATTERYMARCH          MIST BLACKROCK
                                             GROWTH AND INCOME       MID-CAP VALUE        MID-CAP STOCK           HIGH YIELD
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              (CLASS VC)(a)         (CLASS VC)(a)           (CLASS A)             (CLASS A)
                                               ------------         -------------         ------------           ------------
INVESTMENT INCOME:
      Dividends                                $         --          $         --         $      9,619            $    347,783
                                               ------------          ------------         ------------            ------------
EXPENSES:
      Mortality and expense risk
        charges                                      50,676                55,748               54,147                  95,513
      Administrative charges                          4,158                 4,617                4,697                   8,372
                                               ------------          ------------         ------------            ------------
        Total expenses                               54,834                60,365               58,844                 103,885
                                               ------------          ------------         ------------            ------------
          Net investment income (loss)              (54,834)              (60,365)             (49,225)                243,898
                                               ------------          ------------         ------------            ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                    --              383,552                      --
      Realized gains (losses) on sale of
        investments                               1,312,781             1,690,902              (11,726)                 (6,812)
                                               ------------          ------------         ------------            ------------
          Net realized gains (losses)             1,312,781             1,690,902              371,826                  (6,812)
                                               ------------          ------------         ------------            ------------
      Change in unrealized gains (losses)
        on investments                             (930,638)             (699,577)            (205,177)               (312,897)
                                               ------------          ------------         ------------            ------------
      Net increase (decrease) in net assets
        resulting from operations              $    327,309          $    930,960         $    117,424            $    (75,811)
                                               ============          ============         ============            ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                                                                                       MIST
                                               MIST BLACKROCK        MIST BLACKROCK          MIST DREMAN           HARRIS OAKMARK
                                               LARGE-CAP CORE        LARGE-CAP CORE        SMALL-CAP VALUE         INTERNATIONAL
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                               (CLASS E)(b)          (CLASS A)(a)             (CLASS A)               (CLASS A)
                                               ------------         --------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $         --           $     36,226           $         --           $     32,059
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      66,164                 30,858                  7,385                 64,050
      Administrative charges                          5,252                  2,454                    575                  5,364
                                               ------------           ------------           ------------           ------------
        Total expenses                               71,416                 33,312                  7,960                 69,414
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (71,416)                 2,914                 (7,960)               (37,355)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                315,602                  1,312                275,075
      Realized gains (losses) on sale of
        investments                                   7,653                255,858                  2,243                 51,963
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                 7,653                571,460                  3,555                327,038
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               45,793               (335,937)               (22,129)              (397,741)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    (17,970)          $    238,437           $    (26,534)          $   (108,058)
                                               ============           ============           ============           ============


                                                                 MIST                    MIST
                                                             JANUS FORTY           LAZARD MID-CAP
                                                              SUBACCOUNT             SUBACCOUNT
                                                               (CLASS A)             (CLASS B)(b)
                                                              ------------           ------------
INVESTMENT INCOME:
      Dividends                                               $      7,935           $         --
                                                              ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                                     84,558                  3,329
      Administrative charges                                         6,954                    267
                                                              ------------           ------------
        Total expenses                                              91,512                  3,596
                                                              ------------           ------------
          Net investment income (loss)                             (83,577)                (3,596)
                                                              ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                  763,008                     --
      Realized gains (losses) on sale of
        investments                                                 18,878                (11,759)
                                                              ------------           ------------
          Net realized gains (losses)                              781,886                (11,759)
                                                              ------------           ------------
      Change in unrealized gains (losses)
        on investments                                             463,969                (19,911)
                                                              ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                             $  1,162,278           $    (35,266)
                                                              ============           ============


   The accompanying notes are an integral part of these financial statements.

                                                   MIST
                                            LEGG MASON PARTNERS      MIST LORD ABBETT      MIST LORD ABBETT       MIST LORD ABBETT
                                              MANAGED ASSETS          BOND DEBENTURE      GROWTH AND INCOME        MID-CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                                (CLASS A)              (CLASS A)              (CLASS B)              (CLASS B)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $     69,851           $    226,553           $     55,552           $      1,505
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      50,725                 73,336                193,433                119,625
      Administrative charges                          4,164                  6,066                 18,352                  9,910
                                               ------------           ------------           ------------           ------------
        Total expenses                               54,889                 79,402                211,785                129,535
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)               14,962                147,151               (156,233)              (128,030)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   245,545                  5,225                285,448                 31,721
      Realized gains (losses) on sale of
        investments                                  (3,945)                39,593                 74,091                (21,138)
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               241,600                 44,818                359,539                 10,583
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                             (143,663)                 2,024               (240,821)              (890,894)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    112,899           $    193,993           $    (37,515)          $ (1,008,341)
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                                                                                         MIST
                                                 MIST MET/AIM            MIST MET/AIM          MIST MET/AIM          MFS EMERGING
                                              CAPITAL APPRECIATION    CAPITAL APPRECIATION    SMALL CAP GROWTH      MARKETS EQUITY
                                                   SUBACCOUNT            SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                   (CLASS A)            (CLASS E)(b)            (CLASS A)            (CLASS A)(b)
                                                 ------------           ------------           ------------          ------------
INVESTMENT INCOME:
      Dividends                                  $      1,118           $         --           $         --          $         --
                                                 ------------           ------------           ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                        21,808                 85,907                  3,144                79,590
      Administrative charges                            1,840                  7,595                    269                 6,437
                                                 ------------           ------------           ------------          ------------
        Total expenses                                 23,648                 93,502                  3,413                86,027
                                                 ------------           ------------           ------------          ------------
          Net investment income (loss)                (22,530)               (93,502)                (3,413)              (86,027)
                                                 ------------           ------------           ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       3,068                     --                  1,989                    --
      Realized gains (losses) on sale of
        investments                                    (9,955)                37,455                  2,699                70,837
                                                 ------------           ------------           ------------          ------------
          Net realized gains (losses)                  (6,887)                37,455                  4,688                70,837
                                                 ------------           ------------           ------------          ------------
      Change in unrealized gains (losses)
        on investments                                142,112                257,130                  7,466             1,421,977
                                                 ------------           ------------           ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                $    112,695           $    201,083           $      8,741          $  1,406,787
                                                 ============           ============           ============          ============


                                                        MIST
                                                     MFS RESEARCH              MIST
                                                    INTERNATIONAL            MFS VALUE
                                                     SUBACCOUNT             SUBACCOUNT
                                                    (CLASS B)(b)             (CLASS A)
                                                     ------------           ------------
INVESTMENT INCOME:
      Dividends                                      $         --           $         26
                                                     ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                            12,089                 76,618
      Administrative charges                                1,061                  6,363
                                                     ------------           ------------
        Total expenses                                     13,150                 82,981
                                                     ------------           ------------
          Net investment income (loss)                    (13,150)               (82,955)
                                                     ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                              --                 78,653
      Realized gains (losses) on sale of
        investments                                         4,216                 47,028
                                                     ------------           ------------
          Net realized gains (losses)                       4,216                125,681
                                                     ------------           ------------
      Change in unrealized gains (losses)
        on investments                                     54,759                173,518
                                                     ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                    $     45,825           $    216,244
                                                     ============           ============


   The accompanying notes are an integral part of these financial statements.

                                                  MIST                    MIST                  MIST
                                             NEUBERGER BERMAN          OPPENHEIMER         PIMCO INFLATION              MIST
                                                REAL ESTATE        CAPITAL APPRECIATION     PROTECTED BOND          PIONEER FUND
                                                SUBACCOUNT             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                                (CLASS A)              (CLASS B)            (CLASS A)(b)             (CLASS A)
                                               ------------           ------------          -------------           ------------
INVESTMENT INCOME:
      Dividends                                $     96,885           $         --           $         --           $      8,003
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                     153,947                116,801                 73,226                 15,132
      Administrative charges                         13,086                 10,572                  6,138                  1,229
                                               ------------           ------------           ------------           ------------
        Total expenses                              167,033                127,373                 79,364                 16,361
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (70,148)              (127,373)               (79,364)                (8,358)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   776,369                428,694                     --                     --
      Realized gains (losses) on sale of
        investments                                 117,388                 79,979                 12,079                 32,559
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               893,757                508,673                 12,079                 32,559
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                           (2,292,273)               368,628                428,062                  1,821
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $ (1,468,664)          $    749,928           $    360,777           $     26,022
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                          MIST                   MIST
                                                 MIST PIONEER        PIONEER STRATEGIC       THIRD AVENUE          MSF BLACKROCK
                                                 MID-CAP VALUE           INCOME             SMALL CAP VALUE      AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                 (CLASS A)(a)           (CLASS A)              (CLASS B)             (CLASS D)
                                                 ------------          ------------           ------------          ------------
INVESTMENT INCOME:
      Dividends                                  $        433          $     42,720           $     80,628          $         --
                                                 ------------          ------------           ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                           531               118,752                245,902                72,992
      Administrative charges                               49                 9,542                 20,194                 6,207
                                                 ------------          ------------           ------------          ------------
        Total expenses                                    580               128,294                266,096                79,199
                                                 ------------          ------------           ------------          ------------
          Net investment income (loss)                   (147)              (85,574)              (185,468)              (79,199)
                                                 ------------          ------------           ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      15,428                    --                529,583                    --
      Realized gains (losses) on sale of
        investments                                       (61)               24,868                (27,785)               64,322
                                                 ------------          ------------           ------------          ------------
          Net realized gains (losses)                  15,367                24,868                501,798                64,322
                                                 ------------          ------------           ------------          ------------
      Change in unrealized gains (losses)
        on investments                                 (4,788)              342,925             (1,521,873)              699,466
                                                 ------------          ------------           ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                $     10,432          $    282,219           $ (1,205,543)         $    684,589
                                                 ============          ============           ============          ============


                                                       MSF BLACKROCK         MSF BLACKROCK
                                                        BOND INCOME          MONEY MARKET
                                                        SUBACCOUNT            SUBACCOUNT
                                                         (CLASS A)             (CLASS A)
                                                        ------------          ------------
INVESTMENT INCOME:
      Dividends                                         $    202,442          $  1,228,659
                                                        ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                              104,263               442,231
      Administrative charges                                   9,041                37,270
                                                        ------------          ------------
        Total expenses                                       113,304               479,501
                                                        ------------          ------------
          Net investment income (loss)                        89,138               749,158
                                                        ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                 --                    --
      Realized gains (losses) on sale of
        investments                                           37,910                    --
                                                        ------------          ------------
          Net realized gains (losses)                         37,910                    --
                                                        ------------          ------------
      Change in unrealized gains (losses)
        on investments                                       119,696                    --
                                                        ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                       $    246,744          $    749,158
                                                        ============          ============


   The accompanying notes are an integral part of these financial statements.

                                                                                                                    MSF METLIFE
                                                   MSF                     MSF               MSF METLIFE            CONSERVATIVE
                                               FI LARGE CAP          FI VALUE LEADERS    AGGRESSIVE ALLOCATION       ALLOCATION
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                (CLASS A)              (CLASS D)              (CLASS B)              (CLASS B)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      5,456           $     44,295           $        960           $         --
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      57,331                 95,794                 26,191                  6,236
      Administrative charges                          4,983                  7,927                  2,136                    523
                                               ------------           ------------           ------------           ------------
        Total expenses                               62,314                103,721                 28,327                  6,759
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (56,858)               (59,426)               (27,367)                (6,759)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   226,301                479,554                  2,761                    118
      Realized gains (losses) on sale of
        investments                                   8,406                  8,194                 36,436                 12,015
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               234,707                487,748                 39,197                 12,133
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                             (104,142)              (312,544)                14,095                  8,834
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     73,707           $    115,778           $     25,925           $     14,208
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                   MSF METLIFE                                  MSF METLIFE
                                                CONSERVATIVE TO          MSF METLIFE            MODERATE TO             MSF MFS
                                               MODERATE ALLOCATION   MODERATE ALLOCATION    AGGRESSIVE ALLOCATION     TOTAL RETURN
                                                   SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                                   (CLASS B)              (CLASS B)              (CLASS B)             (CLASS B)
                                                  ------------           ------------           ------------          ------------
INVESTMENT INCOME:
      Dividends                                   $         --           $        239           $      1,927          $     77,422
                                                  ------------           ------------           ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                          9,211                 55,157                102,968                75,011
      Administrative charges                               815                  4,268                  8,115                 6,191
                                                  ------------           ------------           ------------          ------------
        Total expenses                                  10,026                 59,425                111,083                81,202
                                                  ------------           ------------           ------------          ------------
          Net investment income (loss)                 (10,026)               (59,186)              (109,156)               (3,780)
                                                  ------------           ------------           ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          857                  4,295                  7,707               132,870
      Realized gains (losses) on sale of
        investments                                      3,151                 28,097                118,237                48,446
                                                  ------------           ------------           ------------          ------------
          Net realized gains (losses)                    4,008                 32,392                125,944               181,316
                                                  ------------           ------------           ------------          ------------
      Change in unrealized gains (losses)
        on investments                                  19,241                 89,267                 94,049               (90,937)
                                                  ------------           ------------           ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                 $     13,223           $     62,473           $    110,837          $     86,599
                                                  ============           ============           ============          ============


                                                                                          MSF
                                                                  MSF MFS              OPPENHEIMER
                                                                TOTAL RETURN         GLOBAL EQUITY
                                                                 SUBACCOUNT           SUBACCOUNT
                                                                  (CLASS F)            (CLASS B)
                                                                 ------------          ------------
INVESTMENT INCOME:
      Dividends                                                  $    465,652          $    251,591
                                                                 ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                                       425,085               492,843
      Administrative charges                                           35,415                41,910
                                                                 ------------          ------------
        Total expenses                                                460,500               534,753
                                                                 ------------          ------------
          Net investment income (loss)                                  5,152              (283,162)
                                                                 ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                     785,668               417,155
      Realized gains (losses) on sale of
        investments                                                   174,567               460,896
                                                                 ------------          ------------
          Net realized gains (losses)                                 960,235               878,051
                                                                 ------------          ------------
      Change in unrealized gains (losses)
        on investments                                               (456,670)              597,040
                                                                 ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                                $    508,717          $  1,191,929
                                                                 ============          ============


   The accompanying notes are an integral part of these financial statements.

                                                    MSF             MSF WESTERN ASSET      MSF WESTERN ASSET         PIMCO VIT
                                               T. ROWE PRICE         MANAGEMENT HIGH          MANAGEMENT             REAL RETURN
                                              LARGE CAP GROWTH         YIELD BOND          U.S. GOVERNMENT           SUBACCOUNT
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT          (ADMINISTRATIVE
                                                (CLASS B)             (CLASS A)(a)            (CLASS A)               CLASS)(a)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      3,571           $    324,181           $     56,772           $     91,388
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      31,230                 18,129                 35,861                 34,635
      Administrative charges                          2,729                  1,512                  3,320                  2,905
                                               ------------           ------------           ------------           ------------
        Total expenses                               33,959                 19,641                 39,181                 37,540
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (30,388)               304,540                 17,591                 53,848
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    16,473                 27,796                     --                     --
      Realized gains (losses) on sale of
        investments                                  47,439                 (6,835)                13,880               (339,299)
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                63,912                 20,961                 13,880               (339,299)
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               95,336               (210,321)                27,220                398,336
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    128,860           $    115,180           $     58,691           $    112,885
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                     PIMCO VIT                PIONEER              PIONEER            PIONEER
                                                   TOTAL RETURN          AMERICA INCOME VCT        BOND VCT       CULLEN VALUE VCT
                                                    SUBACCOUNT               SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                               (ADMINISTRATIVE CLASS)       (CLASS II)(c)       (CLASS II)(d)       (CLASS II)
                                               ----------------------    ------------------     -------------     ----------------
INVESTMENT INCOME:
      Dividends                                    $    613,173             $    347,892         $     55,955       $     51,316
                                                   ------------             ------------         ------------       ------------
EXPENSES:
      Mortality and expense risk
        charges                                         228,840                  128,729               21,281            111,825
      Administrative charges                             19,160                   11,347                1,832              9,508
                                                   ------------             ------------         ------------       ------------
        Total expenses                                  248,000                  140,076               23,113            121,333
                                                   ------------             ------------         ------------       ------------
          Net investment income (loss)                  365,173                  207,816               32,842            (70,017)
                                                   ------------             ------------         ------------       ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                            --                       --                   --                 --
      Realized gains (losses) on sale of
        investments                                     (44,462)                (148,468)               7,938            108,001
                                                   ------------             ------------         ------------       ------------
          Net realized gains (losses)                   (44,462)                (148,468)               7,938            108,001
                                                   ------------             ------------         ------------       ------------
      Change in unrealized gains (losses)
        on investments                                  509,914                  254,697               53,345            203,091
                                                   ------------             ------------         ------------       ------------
      Net increase (decrease) in net assets
        resulting from operations                  $    830,625             $    314,045         $     94,125       $    241,075
                                                   ============             ============         ============       ============


                                                             PIONEER               PIONEER
                                                        EMERGING MARKETS VCT   EQUITY INCOME VCT
                                                            SUBACCOUNT            SUBACCOUNT
                                                            (CLASS II)            (CLASS II)
                                                           ------------          ------------
INVESTMENT INCOME:
      Dividends                                            $     47,072           $    398,370
                                                           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                                 243,866                297,156
      Administrative charges                                     20,824                 26,055
                                                           ------------           ------------
        Total expenses                                          264,690                323,211
                                                           ------------           ------------
          Net investment income (loss)                         (217,618)                75,159
                                                           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                             1,401,915                545,650
      Realized gains (losses) on sale of
        investments                                           1,385,093                477,892
                                                           ------------           ------------
          Net realized gains (losses)                         2,787,008              1,023,542
                                                           ------------           ------------
      Change in unrealized gains (losses)
        on investments                                        2,123,594             (1,343,846)
                                                           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                          $  4,692,984           $   (245,145)
                                                           ============           ============


   The accompanying notes are an integral part of these financial statements.

                                              PIONEER EQUITY            PIONEER             PIONEER GLOBAL            PIONEER
                                              OPPORTUNITY VCT          FUND VCT             HIGH YIELD VCT         HIGH YIELD VCT
                                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                              (CLASS II)(c)           (CLASS II)              (CLASS II)             (CLASS II)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      1,487           $    158,318           $    469,462           $  1,138,311
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                       9,825                267,134                108,671                387,977
      Administrative charges                            876                 23,308                  8,757                 33,675
                                               ------------           ------------           ------------           ------------
        Total expenses                               10,701                290,442                117,428                421,652
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)               (9,214)              (132,124)               352,034                716,659
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    98,857                     --                 85,492                 22,184
      Realized gains (losses) on sale of
        investments                                 (15,722)               944,611                 (6,670)                68,518
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                83,135                944,611                 78,822                 90,702
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              (22,517)              (349,840)              (464,356)                (1,204)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     51,404           $    462,647           $    (33,500)          $    806,157
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER IBBOTSON      PIONEER IBBOTSON     PIONEER IBBOTSON
                                                   AGGRESSIVE             GROWTH              MODERATE              PIONEER
                                                 ALLOCATION VCT       ALLOCATION VCT       ALLOCATION VCT       INDEPENDENCE VCT
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                   (CLASS II)           (CLASS II)           (CLASS II)            (CLASS II)
                                                  ------------         ------------         ------------          ------------
INVESTMENT INCOME:
      Dividends                                   $     59,045         $    912,732         $    578,018           $         --
                                                  ------------         ------------         ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                         97,144            1,858,883            1,086,655                 74,096
      Administrative charges                             7,398              134,246               86,725                  6,529
                                                  ------------         ------------         ------------           ------------
        Total expenses                                 104,542            1,993,129            1,173,380                 80,625
                                                  ------------         ------------         ------------           ------------
          Net investment income (loss)                 (45,497)          (1,080,397)            (595,362)               (80,625)
                                                  ------------         ------------         ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      144,528            1,665,323              706,257                     --
      Realized gains (losses) on sale of
        investments                                     70,577              116,060              244,742                145,965
                                                  ------------         ------------         ------------           ------------
          Net realized gains (losses)                  215,105            1,781,383              950,999                145,965
                                                  ------------         ------------         ------------           ------------
      Change in unrealized gains (losses)
        on investments                                 (44,951)           1,275,310            1,276,705                142,953
                                                  ------------         ------------         ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                 $    124,657         $  1,976,296         $  1,632,342           $    208,293
                                                  ============         ============         ============           ============


                                                          PIONEER
                                                        INTERNATIONAL         PIONEER MID CAP
                                                          VALUE VCT             VALUE VCT
                                                         SUBACCOUNT             SUBACCOUNT
                                                         (CLASS II)             (CLASS II)
                                                        ------------            ------------
INVESTMENT INCOME:
      Dividends                                          $     20,658           $     78,885
                                                         ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                               118,669                232,900
      Administrative charges                                   10,116                 20,045
                                                         ------------           ------------
        Total expenses                                        128,785                252,945
                                                         ------------           ------------
          Net investment income (loss)                       (108,127)              (174,060)
                                                         ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                              71,369              1,409,606
      Realized gains (losses) on sale of
        investments                                           538,152                (25,690)
                                                         ------------           ------------
          Net realized gains (losses)                         609,521              1,383,916
                                                         ------------           ------------
      Change in unrealized gains (losses)
        on investments                                        173,829               (738,837)
                                                         ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                        $    675,223           $    471,019
                                                         ============           ============


   The accompanying notes are an integral part of these financial statements.

                                                 PIONEER
                                                OAK RIDGE               PIONEER                PIONEER
                                                LARGE CAP             REAL ESTATE          SMALL AND MID CAP        PIONEER SMALL
                                                GROWTH VCT             SHARES VCT             GROWTH VCT            CAP VALUE VCT
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                (CLASS II)             (CLASS II)           (CLASS II)(c)           (CLASS II)
                                               ------------           ------------          -------------           ------------
INVESTMENT INCOME:
      Dividends                                $     10,461           $    274,218           $         --           $     43,633
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      95,434                185,517                 27,357                147,180
      Administrative charges                          8,036                 16,267                  2,374                 12,958
                                               ------------           ------------           ------------           ------------
        Total expenses                              103,470                201,784                 29,731                160,138
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (93,009)                72,434                (29,731)              (116,505)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    21,308                991,907                554,208              2,026,403
      Realized gains (losses) on sale of
        investments                                 131,603                638,002               (113,482)                55,358
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               152,911              1,629,909                440,726              2,081,761
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              251,380             (3,968,337)              (160,160)            (2,705,129)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    311,282           $ (2,265,994)          $    250,835           $   (739,873)
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                            PIONEER STRATEGIC                                 PUTNAM VT              PUTNAM VT
                                               INCOME VCT          PIONEER VALUE VCT     INTERNATIONAL EQUITY     SMALL CAP VALUE
                                               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                               (CLASS II)            (CLASS II)(c)         (CLASS IB)(a)           (CLASS IB) (a)
                                               ------------           ------------         --------------          --------------
INVESTMENT INCOME:
      Dividends                                $    924,993           $    189,926           $     10,257           $     47,648
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                     314,232                104,809                  2,306                 49,303
      Administrative charges                         26,919                  9,161                    188                  4,183
                                               ------------           ------------           ------------           ------------
        Total expenses                              341,151                113,970                  2,494                 53,486
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              583,842                 75,956                  7,763                 (5,838)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    96,078                488,948                 44,405                952,967
      Realized gains (losses) on sale of
        investments                                 (10,145)               600,939                106,114                845,535
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                85,933              1,089,887                150,519              1,798,502
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               91,630             (1,160,730)              (123,959)            (1,230,031)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    761,405           $      5,113           $     34,323           $    562,633
                                               ============           ============           ============           ============


                                                         VAN KAMPEN LIT         VAN KAMPEN LIT
                                                           COMSTOCK               ENTERPRISE
                                                          SUBACCOUNT              SUBACCOUNT
                                                          (CLASS II)             (CLASS II)
                                                          ------------            ------------
INVESTMENT INCOME:
      Dividends                                            $    123,696           $        142
                                                           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                                 143,408                  1,563
      Administrative charges                                     11,785                    126
                                                           ------------           ------------
        Total expenses                                          155,193                  1,689
                                                           ------------           ------------
          Net investment income (loss)                          (31,497)                (1,547)
                                                           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                               171,707                     --
      Realized gains (losses) on sale of
        investments                                             104,879                  8,246
                                                           ------------           ------------
          Net realized gains (losses)                           276,586                  8,246
                                                           ------------           ------------
      Change in unrealized gains (losses)
        on investments                                         (547,401)                 2,267
                                                           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                          $   (302,312)          $      8,966
                                                           ============           ============


   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      AIM V.I. MID CAP CORE EQUITY        AIM V.I. UTILITIES      AIM V.I. CAPITAL APPRECIATION
                                         SUBACCOUNT (SERIES II)         SUBACCOUNT (SERIES I)        SUBACCOUNT (SERIES II)
                                       ---------------------------     ------------------------   ------------------------------
                                           2007           2006           2007           2006          2007(a)         2006
                                        -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (76,509)   $   (50,676)   $    (3,685)   $    29,287    $   (42,640)   $  (122,905)
  Net realized gains (losses)               161,124        496,141        184,408         75,870      1,692,051        110,409
  Change in unrealized gains (losses)
    on investments                          200,516       (106,898)       205,277        275,283     (1,194,907)       315,595
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations                            285,131        338,567        386,000        380,440        454,504        303,099
                                        -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                         131,692        254,700         33,015         66,278         45,818        866,243
  Transfers from other funding
    options                                 145,444        188,476        129,956        446,894         83,122        391,063
  Contract charges                             (973)        (1,074)          (502)          (481)            --         (2,378)
  Contract surrenders                      (361,863)      (140,680)       (48,086)       (22,084)      (106,852)      (262,317)
  Transfers to other funding
    options                                (554,711)      (484,214)      (142,507)      (154,589)    (7,538,812)      (593,685)
  Other receipts (payments)                 (23,455)      (216,031)       (17,957)        (9,075)       (69,229)       (49,525)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (663,866)      (398,823)       (46,081)       326,943     (7,585,953)       349,401
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                           (378,735)       (60,256)       339,919        707,383     (7,131,449)       652,500
NET ASSETS:
  Beginning of period                     4,136,732      4,196,988      2,090,789      1,383,406      7,131,449      6,478,949
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period                         $ 3,757,997    $ 4,136,732    $ 2,430,708    $ 2,090,789    $        --    $ 7,131,449
                                        ===========    ===========    ===========    ===========    ===========    ===========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                             ALGER AMERICAN LEVERAGED ALLCAP          AMERICAN FUNDS GLOBAL GROWTH
                                                  SUBACCOUNT (CLASS S)                    SUBACCOUNT (CLASS 2)
                                            --------------------------------        --------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (33,193)       $    (32,170)       $     93,555        $   (117,668)
  Net realized gains (losses)                     50,840             277,897             997,379             286,270
  Change in unrealized gains (losses)
    on investments                               426,145              41,453             415,697           1,640,701
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 443,792             287,180           1,506,631           1,809,303
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               12,435              77,238             366,461             670,981
  Transfers from other funding
    options                                      109,244           2,836,526           1,234,788           1,008,351
  Contract charges                                  (364)               (413)             (3,443)             (3,390)
  Contract surrenders                            (73,594)            (54,083)           (803,142)           (629,362)
  Transfers to other funding
    options                                      (76,987)         (2,904,307)           (832,772)           (710,714)
  Other receipts (payments)                         --                  --               (77,842)             (4,152)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               (29,266)            (45,039)           (115,950)            331,714
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                 414,526             242,141           1,390,681           2,141,017
NET ASSETS:
  Beginning of period                          1,491,731           1,249,590          11,773,977           9,632,960
                                            ------------        ------------        ------------        ------------
  End of period                             $  1,906,257        $  1,491,731        $ 13,164,658        $ 11,773,977
                                            ============        ============        ============        ============


                                              AMERICAN FUNDS GROWTH-INCOME            AMERICAN FUNDS GROWTH
                                                  SUBACCOUNT (CLASS 2)                    SUBACCOUNT (CLASS 2)
                                            --------------------------------        --------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (151,485)       $   (117,843)       $   (405,491)       $   (359,426)
  Net realized gains (losses)                  1,671,482             962,152           3,281,646             757,598
  Change in unrealized gains (losses)
    on investments                              (576,549)          2,653,802             389,038           1,990,311
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 943,448           3,498,111           3,265,193           2,388,483
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              595,481           1,209,995             303,933           1,320,353
  Transfers from other funding
    options                                    1,370,730           1,061,545           1,987,341           2,350,175
  Contract charges                                (7,475)             (8,172)             (9,563)             (9,822)
  Contract surrenders                           (891,036)           (884,184)         (1,700,876)         (1,118,567)
  Transfers to other funding
    options                                   (2,408,204)         (1,333,798)         (2,599,478)         (2,182,835)
  Other receipts (payments)                     (302,874)            (60,924)           (218,955)            (92,902)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (1,643,378)            (15,538)         (2,237,598)            266,402
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                (699,930)          3,482,573           1,027,595           2,654,885
NET ASSETS:
  Beginning of period                         30,164,257          26,681,684          32,380,637          29,725,752
                                            ------------        ------------        ------------        ------------
  End of period                             $ 29,464,327        $ 30,164,257        $ 33,408,232        $ 32,380,637
                                            ============        ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                                            CREDIT SUISSE TRUST          CREDIT SUISSE TRUST
                                              EMERGING MARKETS            GLOBAL SMALL CAP             DREYFUS MIDCAP STOCK
                                                SUBACCOUNT                   SUBACCOUNT             SUBACCOUNT (SERVICE SHARES)
                                        --------------------------    --------------------------    --------------------------
                                          2007 (a)        2006           2007           2006           2007           2006
                                        -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (35,328)   $   (68,440)   $   (25,738)   $   (23,723)   $  (101,558)   $  (111,247)
  Net realized gains (losses)             2,289,743        256,241         34,472         19,132        724,416      1,025,993
  Change in unrealized gains (losses)
    on investments                       (1,996,258)     1,041,318        (70,891)        91,066       (623,094)      (588,505)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations                            258,157      1,229,119        (62,157)        86,475           (236)       326,241
                                        -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          50,084        518,974          1,537         31,080         22,130        171,039
  Transfers from other funding
    options                                  23,688        800,924          4,454        687,489        147,421        175,863
  Contract charges                               (2)          (873)          (162)          (166)        (1,145)        (1,278)
  Contract surrenders                       (45,023)      (250,205)       (70,218)       (80,794)      (614,216)      (239,185)
  Transfers to other funding
    options                              (5,843,778)      (423,716)       (66,940)       (73,401)      (153,561)      (364,727)
  Other receipts (payments)                 (15,143)           (94)       (15,336)            --        (22,310)       (17,126)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                       (5,830,174)       645,010       (146,665)       564,208       (621,681)      (275,414)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                         (5,572,017)     1,874,129       (208,822)       650,683       (621,917)        50,827
NET ASSETS:
  Beginning of period                     5,572,017      3,697,888      1,280,156        629,473      6,048,014      5,997,187
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period                         $        --    $ 5,572,017    $ 1,071,334    $ 1,280,156    $ 5,426,097    $ 6,048,014
                                        ===========    ===========    ===========    ===========    ===========    ===========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                  DREYFUS SOCIALLY
                                                  RESPONSIBLE GROWTH                  DREYFUS VIF APPRECIATION
                                              SUBACCOUNT (SERVICE SHARES)           SUBACCOUNT (INITIAL SHARES)
                                            ------------------------------        ------------------------------
                                                2007               2006               2007               2006
                                            -----------        -----------        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (2,982)       $    (3,542)       $    (8,841)       $    (8,069)
  Net realized gains (losses)                     8,938                555             56,634             23,408
  Change in unrealized gains (losses)
    on investments                                4,306             15,665             60,895            253,927
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                 10,262             12,678            108,688            269,266
                                            -----------        -----------        -----------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                                  --                 --             46,395             68,160
  Transfers from other funding
    options                                       2,204              7,126             80,144             93,608
  Contract charges                                  (26)               (28)              (720)              (797)
  Contract surrenders                            (6,303)            (1,240)           (75,397)           (51,333)
  Transfers to other funding
    options                                     (36,638)              (438)          (158,868)          (138,216)
  Other receipts (payments)                          --                 --                 --                 --
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (40,763)             5,420           (108,446)           (28,578)
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in
      net assets                                (30,501)            18,098                242            240,688
NET ASSETS:
  Beginning of period                           195,805            177,707          2,140,988          1,900,300
                                            -----------        -----------        -----------        -----------
  End of period                             $   165,304        $   195,805        $ 2,141,230        $ 2,140,988
                                            ===========        ===========        ===========        ===========


                                             DREYFUS VIF DEVELOPING LEADERS          DWS VIT EQUITY 500 INDEX
                                               SUBACCOUNT (INITIAL SHARES)             SUBACCOUNT (CLASS 2)
                                             ------------------------------         -------------------------
                                                 2007               2006               2007           2006
                                             -----------        -----------         ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $   (52,003)       $   (79,651)        $  (66,716)    $  (82,570)
  Net realized gains (losses)                    563,347            474,857             43,548         40,027
  Change in unrealized gains (losses)
    on investments                            (1,048,352)          (335,561)           198,253        791,831
                                             -----------        -----------         ----------     ----------
    Net increase (decrease) in net
      assets resulting from
      operations                                (537,008)            59,645            175,085        749,288
                                             -----------        -----------         ----------     ----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              108,487            337,326             11,222        128,583
  Transfers from other funding
    options                                      300,757            330,077             90,530        720,186
  Contract charges                                (1,584)            (1,963)              (817)          (907)
  Contract surrenders                           (214,002)          (400,635)           (69,495)      (297,583)
  Transfers to other funding
    options                                     (653,290)          (686,584)           (50,620)      (764,835)
  Other receipts (payments)                      (17,930)            (3,593)           (12,035)       (88,892)
                                             -----------        -----------         ----------     ----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (477,562)          (425,372)           (31,215)      (303,448)
                                             -----------        -----------         ----------     ----------
    Net increase (decrease) in
      net assets                              (1,014,570)          (365,727)           143,870        445,840
NET ASSETS:
  Beginning of period                          4,726,418          5,092,145          6,499,289      6,053,449
                                             -----------        -----------         ----------     ----------
  End of period                              $ 3,711,848        $ 4,726,418         $6,643,159     $6,499,289
                                             ===========        ===========         ==========     ==========

The accompanying notes are an integral part of these financial statements.

                                                 DWS VIT RREEF
                                              REAL ESTATE SECURITIES        DWSI GLOBAL OPPORTUNITIES          DWSII BALANCED
                                               SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)
                                            ----------------------------   ---------------------------    -------------------------
                                               2007             2006           2007            2006           2007          2006
                                            -----------      -----------   -----------     -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (68,803)     $  (123,747)  $   (33,282)    $   (36,345)   $    26,644   $     2,369
  Net realized gains (losses)                 1,198,091          356,771       457,039         208,471         37,027       106,145
  Change in unrealized gains (losses)
    on investments                           (2,244,713)       1,611,427      (179,567)        406,151         14,391       170,054
                                            -----------      -----------   -----------     -----------    -----------   -----------
    Net increase (decrease) in net
      assets resulting from
      operations                             (1,115,425)       1,844,451       244,190         578,277         78,062       278,568
                                            -----------      -----------   -----------     -----------    -----------   -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                             160,865          213,689        24,035         153,298         11,712        51,122
  Transfers from other funding
    options                                     311,470          187,825       269,419         478,686        310,254       138,470
  Contract charges                               (1,280)          (1,539)         (790)           (807)          (563)         (629)
  Contract surrenders                          (590,071)        (295,718)     (256,653)       (145,030)      (126,656)     (664,431)
  Transfers to other funding
    options                                    (632,417)        (505,035)     (418,168)       (721,084)      (143,943)     (537,870)
  Other receipts (payments)                     (34,846)        (119,341)      (15,693)        (12,778)          (821)       (9,578)
                                            -----------      -----------   -----------     -----------    -----------   -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (786,279)        (520,119)     (397,850)       (247,715)        49,983    (1,022,916)
                                            -----------      -----------   -----------     -----------    -----------   -----------
    Net increase (decrease) in
      net assets                             (1,901,704)       1,324,332      (153,660)        330,562        128,045      (744,348)
NET ASSETS:
  Beginning of period                         6,828,036        5,503,704     3,472,539       3,141,977      3,192,825     3,937,173
                                            -----------      -----------   -----------     -----------    -----------   -----------
  End of period                             $ 4,926,332      $ 6,828,036   $ 3,318,879     $ 3,472,539    $ 3,320,870   $ 3,192,825
                                            ===========      ===========   ===========     ===========    ===========   ===========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                       DWSI BOND                         DWSI CAPITAL GROWTH
                                                    SUBACCOUNT (CLASS B)                 SUBACCOUNT (CLASS B)
                                            ------------------------------        ------------------------------
                                                2007               2006               2007               2006
                                            -----------        -----------        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     3,261        $       771        $  (158,433)       $  (112,084)
  Net realized gains (losses)                      (597)               376            188,485            209,827
  Change in unrealized gains (losses)
    on investments                               (1,233)             1,775            863,867            201,704
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                  1,431              2,922            893,919            299,447
                                            -----------        -----------        -----------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                                  --                 --             59,210            158,902
  Transfers from other funding
    options                                      11,500             90,250            314,487          5,423,171
  Contract charges                                  (33)               (47)            (2,035)            (1,556)
  Contract surrenders                            (4,532)            (2,425)          (637,410)          (437,906)
  Transfers to other funding
    options                                     (43,983)           (20,862)          (455,842)        (1,970,302)
  Other receipts (payments)                          --            (10,497)           (67,470)          (105,840)
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (37,048)            56,419           (789,060)         3,066,469
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in
      net assets                                (35,617)            59,341            104,859          3,365,916
NET ASSETS:
  Beginning of period                           118,598             59,257          9,097,510          5,731,594
                                            -----------        -----------        -----------        -----------
  End of period                             $    82,981        $   118,598        $ 9,202,369        $ 9,097,510
                                            ===========        ===========        ===========        ===========


                                                    DWSI GROWTH & INCOME                  DWSI HEALTH CARE
                                                    SUBACCOUNT (CLASS B)                SUBACCOUNT (CLASS B)
                                            ------------------------------         -----------------------------
                                                2007               2006                2007              2006
                                            -----------        -----------         -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (59,206)       $   (54,887)        $   (41,826)      $   (43,788)
  Net realized gains (losses)                   178,167             90,529             221,897            95,359
  Change in unrealized gains (losses)
    on investments                             (155,737)           364,500              40,238            25,422
                                            -----------        -----------         -----------       -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                (36,776)           400,142             220,309            76,993
                                            -----------        -----------         -----------       -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              48,915             84,807              12,579            80,290
  Transfers from other funding
    options                                     127,617          1,770,176             371,621           407,860
  Contract charges                               (1,215)            (1,192)               (526)             (601)
  Contract surrenders                          (555,470)          (327,020)           (202,165)          (43,504)
  Transfers to other funding
    options                                    (107,163)          (151,591)           (365,661)         (858,922)
  Other receipts (payments)                     (15,284)           (93,777)            (15,037)          (13,658)
                                            -----------        -----------         -----------       -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (502,600)         1,281,403            (199,189)         (428,535)
                                            -----------        -----------         -----------       -----------
    Net increase (decrease) in
      net assets                               (539,376)         1,681,545              21,120          (351,542)
NET ASSETS:
  Beginning of period                         5,211,178          3,529,633           1,984,428         2,335,970
                                            -----------        -----------         -----------       -----------
  End of period                             $ 4,671,802        $ 5,211,178         $ 2,005,548       $ 1,984,428
                                            ===========        ===========         ===========       ===========


   The accompanying notes are an integral part of these financial statements.

                                           DWSII INTERNATIONAL          DWSII STRATEGIC INCOME         DWSII BLUE CHIP
                                           SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)
                                        --------------------------    --------------------------    --------------------------
                                           2007           2006           2007           2006           2007           2006
                                        -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $     3,150    $   (16,449)   $   128,235    $    97,765    $   (66,862)   $   (80,903)
  Net realized gains (losses)               208,298        166,430         11,063         60,745        699,520        691,048
  Change in unrealized gains (losses)
    on investments                          362,168        561,713        (36,983)        82,155       (454,143)       117,792
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations                            573,616        711,694        102,315        240,665        178,515        727,937
                                        -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          61,494        137,191         21,115        114,603         45,011        271,702
  Transfers from other funding
    options                                 257,893      1,676,445        324,801        329,190      2,578,818      3,512,654
  Contract charges                           (1,001)          (749)          (473)          (531)        (1,103)        (1,219)
  Contract surrenders                      (396,729)      (422,474)      (298,402)      (553,226)      (726,876)      (283,413)
  Transfers to other funding
    options                                (245,286)      (205,601)      (230,968)    (1,367,677)    (2,699,606)
  Other receipts (payments)                 (24,497)           (70)       (11,412)       (10,166)       (20,975)       (43,010)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (348,126)     1,184,742       (195,339)    (1,487,807)      (824,731)    (1,019,379)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                            225,490      1,896,436        (93,024)    (1,247,142)      (646,216)      (291,442)
NET ASSETS:
  Beginning of period                     4,913,299      3,016,863      3,568,885      4,816,027      5,161,477      5,452,919
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period                         $ 5,138,789    $ 4,913,299    $ 3,475,861    $ 3,568,885    $ 4,515,261    $ 5,161,477
                                        ===========    ===========    ===========    ===========    ===========    ===========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.


                                              DWSII CONSERVATIVE ALLOCATION             DWSII CORE FIXED INCOME
                                                 SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $      5,612        $    (49,527)       $    131,317        $     83,826
  Net realized gains (losses)                    287,708             102,384                (609)            (12,841)
  Change in unrealized gains (losses)
    on investments                              (133,629)            361,117             (15,806)             54,442
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 159,691             413,974             114,902             125,427
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              437,038             297,378              29,046              89,057
  Transfers from other funding
    options                                      416,096           1,729,958             281,079             575,501
  Contract charges                                (1,375)               (943)             (1,234)             (1,349)
  Contract surrenders                           (400,112)           (504,366)           (455,008)           (453,734)
  Transfers to other funding
    options                                   (1,157,654)           (571,937)           (411,840)           (222,810)
  Other receipts (payments)                           --             (84,487)             (3,543)           (104,896)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (706,007)            865,603            (561,500)           (118,231)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                (546,316)          1,279,577            (446,598)              7,196
NET ASSETS:
  Beginning of period                          6,826,951           5,547,374           6,978,963           6,971,767
                                            ------------        ------------        ------------        ------------
  End of period                             $  6,280,635        $  6,826,951        $  6,532,365        $  6,978,963
                                            ============        ============        ============        ============


                                                                                           DWSII DREMAN
                                                DWSII DAVIS VENTURE VALUE                HIGH RETURN EQUITY
                                                 SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (185,896)       $   (192,741)       $   (135,156)       $    (81,636)
  Net realized gains (losses)                    960,769             514,179             323,014             773,617
  Change in unrealized gains (losses)
    on investments                              (393,874)          1,003,643            (755,564)          1,071,224
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 380,999           1,325,081            (567,706)          1,763,205
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               71,742             384,608             107,102             517,341
  Transfers from other funding
    options                                    2,012,795           2,087,480             570,098           4,045,714
  Contract charges                                (1,573)             (1,811)             (3,154)             (2,442)
  Contract surrenders                           (847,345)           (779,492)           (942,991)           (334,697)
  Transfers to other funding
    options                                   (2,693,678)         (2,678,732)           (437,703)         (1,184,966)
  Other receipts (payments)                           --             (62,442)            (65,475)            (76,088)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (1,458,059)         (1,050,389)           (772,123)          2,964,862
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                              (1,077,060)            274,692          (1,339,829)          4,728,067
NET ASSETS:
  Beginning of period                         12,119,353          11,844,661          14,550,840           9,822,773
                                            ------------        ------------        ------------        ------------
  End of period                             $ 11,042,293        $ 12,119,353        $ 13,211,011        $ 14,550,840
                                            ============        ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                                           DWSII DREMAN                                                      DWSII GOVERNMENT
                                             SMALL MID CAP VALUE           DWSII GLOBAL THEMATIC           & AGENCY SECURITIES
                                             SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)
                                         ---------------------------    ---------------------------   ----------------------------
                                             2007            2006           2007            2006           2007            2006
                                         -----------     -----------    -----------     -----------    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $  (137,919)    $  (149,579)   $   (75,390)    $   (64,027)   $    71,932     $    50,801
  Net realized gains (losses)              1,613,528         908,072        760,789         467,939        (37,931)        (19,482)
  Change in unrealized gains (losses)
    on investments                        (1,372,743)      1,100,060       (574,586)        385,653         75,144          12,143
                                         -----------     -----------    -----------     -----------    -----------     -----------
    Net increase (decrease) in net
      assets resulting from
      operations                             102,866       1,858,553        110,813         789,565        109,145          43,462
                                         -----------     -----------    -----------     -----------    -----------     -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           42,648         362,764         66,429          65,078         15,452          12,089
  Transfers from other funding
    options                                  286,868         191,997      2,031,133       1,173,305      5,997,032         463,501
  Contract charges                            (1,946)         (2,068)          (684)           (643)          (323)           (381)
  Contract surrenders                       (736,913)       (295,310)      (115,493)       (231,629)      (272,855)       (724,001)
  Transfers to other funding
    options                                 (516,498)       (579,641)    (1,111,782)       (850,965)    (5,950,864)       (143,331)
  Other receipts (payments)                  (40,978)       (121,294)        (1,370)        (54,902)       (24,743)       (130,533)
                                         -----------     -----------    -----------     -----------    -----------     -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (966,819)       (443,552)       868,233         100,244       (236,301)       (522,656)
                                         -----------     -----------    -----------     -----------    -----------     -----------
    Net increase (decrease) in
      net assets                            (863,953)      1,415,001        979,046         889,809       (127,156)       (479,194)
NET ASSETS:
  Beginning of period                      9,922,117       8,507,116      3,733,796       2,843,987      3,014,139       3,493,333
                                         -----------     -----------    -----------     -----------    -----------     -----------
  End of period                          $ 9,058,164     $ 9,922,117    $ 4,712,842     $ 3,733,796    $ 2,886,983     $ 3,014,139
                                         ===========     ===========    ===========     ===========    ===========     ===========



(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.


                                                DWSII GROWTH ALLOCATION                    DWSII HIGH INCOME
                                                  SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (19,868)       $   (158,122)       $    295,380        $    289,036
  Net realized gains (losses)                    805,876             172,799             (75,212)            (31,513)
  Change in unrealized gains (losses)
    on investments                              (335,086)          1,220,947            (304,572)            139,710
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 450,922           1,235,624             (84,404)            397,233
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              660,362             811,467              27,537             107,890
  Transfers from other funding
    options                                    1,284,336             246,028             885,605           1,027,390
  Contract charges                                (3,775)             (3,761)               (830)               (986)
  Contract surrenders                           (309,234)           (355,582)           (224,485)           (401,050)
  Transfers to other funding
    options                                     (407,421)           (180,805)         (1,815,236)         (1,050,629)
  Other receipts (payments)                           --                  --             (35,471)            (50,961)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             1,224,268             517,347          (1,162,880)           (368,346)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                               1,675,190           1,752,971          (1,247,284)             28,887
NET ASSETS:
  Beginning of period                         13,088,484          11,335,513           5,308,620           5,279,733
                                            ------------        ------------        ------------        ------------
  End of period                             $ 14,763,674        $ 13,088,484        $  4,061,336        $  5,308,620
                                            ============        ============        ============        ============


                                                  DWSII INTERNATIONAL
                                                     SELECT EQUITY                    DWSII JANUS GROWTH & INCOME
                                                  SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     20,999        $    (29,489)       $    (42,384)       $    (40,729)
  Net realized gains (losses)                  1,170,016             324,953              49,939              70,730
  Change in unrealized gains (losses)
    on investments                              (150,429)          1,101,266              91,613             107,586
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                               1,040,586           1,396,730              99,168             137,587
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              137,844             443,721               3,493              50,850
  Transfers from other funding
    options                                      288,478           1,333,989              31,488              85,515
  Contract charges                                  (971)               (938)               (476)               (517)
  Contract surrenders                           (557,758)           (345,734)            (73,993)           (141,907)
  Transfers to other funding
    options                                     (955,202)         (1,177,628)            (93,386)            (56,398)
  Other receipts (payments)                      (19,385)                (37)                 --             (33,589)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (1,106,994)            253,373            (132,874)            (96,046)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                 (66,408)          1,650,103             (33,706)             41,541
NET ASSETS:
  Beginning of period                          8,024,235           6,374,132           2,352,955           2,311,414
                                            ------------        ------------        ------------        ------------
  End of period                             $  7,957,827        $  8,024,235        $  2,319,249        $  2,352,955
                                            ============        ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                                            DWSII LARGE CAP VALUE          DWSII MID CAP GROWTH        DWSII MODERATE ALLOCATION
                                            SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)
                                         ---------------------------    ---------------------------   ----------------------------
                                            2007            2006           2007            2006           2007            2006
                                        ------------    ------------   ------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $    (25,007)   $    (34,023)  $    (19,786)   $    (17,899)  $     43,234    $   (184,715)
  Net realized gains (losses)                330,835          71,692         27,297          11,240        825,775         298,866
  Change in unrealized gains (losses)
    on investments                           133,115         462,588         50,585          52,251       (394,258)      1,208,931
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations                             438,943         500,257         58,096          45,592        474,751       1,323,082
                                        ------------    ------------   ------------    ------------   ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           37,142         196,331            488          19,180        505,159         460,344
  Transfers from other funding
    options                                  135,813         290,129          1,340         399,543        559,023         331,731
  Contract charges                              (769)           (831)          (175)           (183)        (3,345)         (3,520)
  Contract surrenders                       (650,259)       (263,984)      (113,716)        (65,013)    (1,581,451)     (1,684,359)
  Transfers to other funding
    options                                 (169,320)       (184,516)        (5,066)         (5,242)      (183,126)       (770,501)
  Other receipts (payments)                  (18,524)        (71,308)            --         (15,987)      (122,585)             --
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (665,917)        (34,179)      (117,129)        332,298       (826,325)     (1,666,305)
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets                            (226,974)        466,078        (59,033)        377,890       (351,574)       (343,223)
NET ASSETS:
  Beginning of period                      4,424,459       3,958,381        986,985         609,095     16,083,659      16,426,882
                                        ------------    ------------   ------------    ------------   ------------    ------------
  End of period                         $  4,197,485    $  4,424,459   $    927,952    $    986,985   $ 15,732,085    $ 16,083,659
                                        ============    ============   ============    ============   ============    ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                   DWSII MONEY MARKET                    DWSII SMALL CAP GROWTH
                                                  SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    163,683        $    132,761        $    (72,858)       $    (72,952)
  Net realized gains (losses)                         --                  --             120,893              66,110
  Change in unrealized gains (losses)
    on investments                                    --                  --              97,840             113,034
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 163,683             132,761             145,875             106,192
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               80,126             471,450              17,011             197,090
  Transfers from other funding
    options                                   14,081,099          16,643,634             185,045             186,131
  Contract charges                                  (758)               (626)               (654)               (676)
  Contract surrenders                         (1,734,791)           (630,914)           (320,713)           (269,417)
  Transfers to other funding
    options                                  (12,003,055)        (14,541,486)           (238,698)           (128,172)
  Other receipts (payments)                           --                  --                  --             (47,204)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               422,621           1,942,058            (358,009)            (62,248)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                 586,304           2,074,819            (212,134)             43,944
NET ASSETS:
  Beginning of period                          6,646,573           4,571,754           3,737,497           3,693,553
                                            ------------        ------------        ------------        ------------
  End of period                             $  7,232,877        $  6,646,573        $  3,525,363        $  3,737,497
                                            ============        ============        ============        ============


                                                    DWSII TECHNOLOGY                  DWSII TURNER MID CAP GROWTH
                                                  SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (28,634)       $    (30,278)       $    (47,939)       $    (46,034)
  Net realized gains (losses)                     94,721              42,420             264,746             209,647
  Change in unrealized gains (losses)
    on investments                                97,427             (47,800)            257,749             (78,781)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 163,514             (35,658)            474,556              84,832
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               14,991              54,452              15,439              45,068
  Transfers from other funding
    options                                      377,516             414,981             134,318             229,853
  Contract charges                                  (447)               (473)               (565)               (595)
  Contract surrenders                           (139,038)            (75,758)            (80,183)            (32,948)
  Transfers to other funding
    options                                     (414,271)           (761,825)           (277,477)           (188,113)
  Other receipts (payments)                           --                  --             (15,291)            (37,272)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (161,249)           (368,623)           (223,759)             15,993
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                   2,265            (404,281)            250,797             100,825
NET ASSETS:
  Beginning of period                          1,368,917           1,773,198           2,212,366           2,111,541
                                            ------------        ------------        ------------        ------------
  End of period                             $  1,371,182        $  1,368,917        $  2,463,163        $  2,212,366
                                            ============        ============        ============        ============



   The accompanying notes are an integral part of these financial statements.

                                                                         FIDELITY VIP
                                          FIDELITY VIP CONTRAFUND      DYNAMIC CAPITAL APPRECIATION      FIDELITY VIP MID CAP
                                        SUBACCOUNT (SERVICE CLASS 2)   SUBACCOUNT (SERVICE CLASS 2)   SUBACCOUNT (SERVICE CLASS 2)
                                        ----------------------------   -----------------------------  ----------------------------
                                             2007            2006           2007            2006           2007            2006
                                        ------------    ------------   ------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (153,841)   $   (106,303)  $    (10,032)   $     (9,685)  $   (244,621)   $   (276,560)
  Net realized gains (losses)              3,618,776       1,221,815         98,910          36,285      2,002,243       2,000,068
  Change in unrealized gains (losses)
    on investments                        (1,694,198)        (98,914)       (62,762)         35,492        317,372        (229,882)
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations                           1,770,737       1,016,598         26,116          62,092      2,074,994       1,493,626
                                        ------------    ------------   ------------    ------------   ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          189,303         731,176            739             731        263,836       1,039,066
  Transfers from other funding
    options                                1,167,130       1,594,704         54,466          71,206        871,895       1,240,863
  Contract charges                            (4,167)         (3,893)          (172)           (199)        (5,699)         (5,736)
  Contract surrenders                       (531,758)       (389,677)       (67,243)         (2,998)    (1,147,677)       (376,101)
  Transfers to other funding
    options                               (1,233,532)     (1,085,377)       (75,193)        (76,619)    (1,530,201)     (1,225,906)
  Other receipts (payments)                 (166,495)         (6,167)            --              --       (245,083)             --
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (579,519)        840,766        (87,403)         (7,879)    (1,792,929)        672,186
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets                           1,191,218       1,857,364        (61,287)         54,213        282,065       2,165,812
NET ASSETS:
  Beginning of period                     12,144,807      10,287,443        579,754         525,541     16,457,139      14,291,327
                                        ------------    ------------   ------------    ------------   ------------    ------------
  End of period                         $ 13,336,025    $ 12,144,807   $    518,467    $    579,754   $ 16,739,204    $ 16,457,139
                                        ============    ============   ============    ============   ============    ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                    FTVIPT FRANKLIN                         FTVIPT FRANKLIN
                                              RISING DIVIDENDS SECURITIES            SMALL MID-CAP GROWTH SECURITIES
                                                  SUBACCOUNT (CLASS 2)                    SUBACCOUNT (CLASS 2)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     71,066        $   (121,560)       $   (137,906)       $   (123,299)
  Net realized gains (losses)                    736,687             443,516             875,538             106,734
  Change in unrealized gains (losses)
    on investments                            (1,444,817)          1,699,027            (140,010)            431,716
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                (637,064)          2,020,983             597,622             415,151
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              329,089           1,418,385             320,690             580,411
  Transfers from other funding
    options                                    1,606,946           1,850,034           1,399,774             501,094
  Contract charges                                (4,217)             (3,954)             (2,392)             (2,497)
  Contract surrenders                         (1,165,474)           (791,258)           (422,035)           (237,743)
  Transfers to other funding
    options                                   (2,204,453)         (1,520,511)         (1,518,948)           (505,046)
  Other receipts (payments)                     (116,968)           (616,132)            (47,921)            (22,222)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (1,555,077)            336,564            (270,832)            313,997
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                              (2,192,141)          2,357,547             326,790             729,148
NET ASSETS:
  Beginning of period                         15,926,856          13,569,309           6,842,951           6,113,803
                                            ------------        ------------        ------------        ------------
  End of period                             $ 13,734,715        $ 15,926,856        $  7,169,741        $  6,842,951
                                            ============        ============        ============        ============


                                                   FTVIPT TEMPLETON                        FTVIPT TEMPLETON
                                             DEVELOPING MARKETS SECURITIES                FOREIGN SECURITIES
                                                  SUBACCOUNT (CLASS 2)                    SUBACCOUNT (CLASS 2)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     27,069        $    (64,089)       $      4,119        $    (85,293)
  Net realized gains (losses)                  1,293,017             285,120           1,426,526             340,467
  Change in unrealized gains (losses)
    on investments                               774,291           1,401,553             417,959           1,964,436
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                               2,094,377           1,622,584           1,848,604           2,219,610
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               72,418             494,813             409,459           1,292,665
  Transfers from other funding
    options                                      972,432           1,407,404           2,255,765           2,084,253
  Contract charges                                (2,382)             (2,050)             (3,447)             (3,075)
  Contract surrenders                           (671,785)           (277,104)           (529,295)           (350,601)
  Transfers to other funding
    options                                   (1,062,812)         (1,085,606)         (2,572,588)         (1,276,660)
  Other receipts (payments)                      (60,768)            (65,372)            (92,424)           (485,851)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (752,897)            472,085            (532,530)          1,260,731
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                               1,341,480           2,094,669           1,316,074           3,480,341
NET ASSETS:
  Beginning of period                          8,293,205           6,198,536          14,165,951          10,685,610
                                            ------------        ------------        ------------        ------------
  End of period                             $  9,634,685        $  8,293,205        $ 15,482,025        $ 14,165,951
                                            ============        ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                                               JANUS ASPEN                    JANUS ASPEN                   JANUS ASPEN
                                            GLOBAL LIFE SCIENCES            GLOBAL TECHNOLOGY             WORLDWIDE GROWTH
                                         SUBACCOUNT (SERVICE SHARES)   SUBACCOUNT (SERVICE SHARES)   SUBACCOUNT (SERVICE SHARES)
                                         ---------------------------   ---------------------------   ---------------------------
                                            2007           2006           2007           2006           2007           2006
                                          ---------      ---------      ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (13,616)     $ (16,119)     $ (16,056)     $ (17,304)     $  (6,598)     $  (1,401)
  Net realized gains (losses)                65,944         32,681         69,479         24,952         14,748          7,193
  Change in unrealized gains (losses)
    on investments                           65,170         13,311        118,886         38,732         23,716         53,472
                                          ---------      ---------      ---------      ---------      ---------      ---------
    Net increase (decrease) in net
      assets resulting from
      operations                            117,498         29,873        172,309         46,380         31,866         59,264
                                          ---------      ---------      ---------      ---------      ---------      ---------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           3,877         16,151         19,935         66,751          3,140         11,655
  Transfers from other funding
    options                                  74,124          9,194        136,290         49,997         15,200         24,664
  Contract charges                             (163)          (221)          (313)          (303)          (166)          (148)
  Contract surrenders                       (43,995)      (115,695)       (26,540)       (47,072)       (24,014)       (21,948)
  Transfers to other funding
    options                                (175,770)       (19,749)      (200,991)       (99,195)       (17,544)       (10,146)
  Other receipts (payments)                      --             --             --             --             --             --
                                          ---------      ---------      ---------      ---------      ---------      ---------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (141,927)      (110,320)       (71,619)       (29,822)       (23,384)         4,077
                                          ---------      ---------      ---------      ---------      ---------      ---------
    Net increase (decrease) in
      net assets                            (24,429)       (80,447)       100,690         16,558          8,482         63,341
NET ASSETS:
  Beginning of period                       678,196        758,643        876,338        859,780        435,786        372,445
                                          ---------      ---------      ---------      ---------      ---------      ---------
  End of period                           $ 653,767      $ 678,196      $ 977,028      $ 876,338      $ 444,268      $ 435,786
                                          =========      =========      =========      =========      =========      =========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                LMPVET AGGRESSIVE GROWTH             LMPVET AGGRESSIVE GROWTH
                                                  SUBACCOUNT (CLASS I)                 SUBACCOUNT (CLASS II)
                                           --------------------------------      -------------------------------
                                               2007(b)             2006             2007(b)             2006
                                            ------------        -----------       ------------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (73,675)       $        --       $   (128,410)       $        --
  Net realized gains (losses)                     19,959                 --             43,761                 --
  Change in unrealized gains (losses)
    on investments                              (209,690)                --           (385,100)                --
                                            ------------        -----------       ------------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                (263,406)                --           (469,749)                --
                                            ------------        -----------       ------------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               46,266                 --            203,686                 --
  Transfers from other funding
    options                                    6,078,711                 --         10,539,260                 --
  Contract charges                                (1,399)                --             (2,745)                --
  Contract surrenders                           (135,140)                --           (424,285)                --
  Transfers to other funding
    options                                     (487,572)                --           (627,134)                --
  Other receipts (payments)                      (89,874)                --               (510)                --
                                            ------------        -----------       ------------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             5,410,992                 --          9,688,272                 --
                                            ------------        -----------       ------------        -----------
    Net increase (decrease) in
      net assets                               5,147,586                 --          9,218,523                 --
NET ASSETS:
  Beginning of period                                 --                 --                 --                 --
                                            ------------        -----------       ------------        -----------
  End of period                             $  5,147,586        $        --       $  9,218,523        $        --
                                            ============        ===========       ============        ===========


                                                 LMPVET APPRECIATION                   LMPVET EQUITY INDEX
                                                 SUBACCOUNT (CLASS I)                  SUBACCOUNT (CLASS II)
                                            ------------------------------       --------------------------------
                                               2007(b)             2006              2007                2006
                                            ------------        ----------       ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     (5,284)       $       --       $    (34,582)       $    (53,937)
  Net realized gains (losses)                    130,824                --            652,079             255,584
  Change in unrealized gains (losses)
    on investments                               (82,646)               --           (351,295)            861,188
                                            ------------        ----------       ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                  42,894                --            266,202           1,062,835
                                            ------------        ----------       ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               12,114                --            101,459             123,018
  Transfers from other funding
    options                                    1,708,771                --            170,860             230,907
  Contract charges                                  (423)               --             (3,347)             (3,793)
  Contract surrenders                           (197,018)               --           (337,618)           (341,592)
  Transfers to other funding
    options                                      (49,120)               --           (710,991)           (599,792)
  Other receipts (payments)                           --                --            (19,706)            (13,972)
                                            ------------        ----------       ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             1,474,324                --           (799,343)           (605,224)
                                            ------------        ----------       ------------        ------------
    Net increase (decrease) in
      net assets                               1,517,218                --           (533,141)            457,611
NET ASSETS:
  Beginning of period                                 --                --          9,014,966           8,557,355
                                            ------------        ----------       ------------        ------------
  End of period                             $  1,517,218        $       --       $  8,481,825        $  9,014,966
                                            ============        ==========       ============        ============


   The accompanying notes are an integral part of these financial statements.

                                         LMPVET FUNDAMENTAL VALUE           LMPVET INVESTORS              LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT (CLASS I)          SUBACCOUNT (CLASS I)              SUBACCOUNT (CLASS I)
                                         ------------------------    ----------------------------         -----------------------
                                            2007(b)        2006          2007             2006              2007(b)        2006
                                          -----------      -----     -----------      -----------         -----------      -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $    (3,727)     $  --     $   (18,163)     $    (4,734)        $   (27,738)     $  --
  Net realized gains (losses)                 216,088         --         127,310          107,779               2,712         --
  Change in unrealized gains (losses)
    on investments                           (456,259)        --         (55,148)         254,363               7,766         --
                                          -----------      -----     -----------      -----------         -----------      -----
    Net increase (decrease) in net
      assets resulting from
      operations                             (243,898)        --          53,999          357,408             (17,260)        --
                                          -----------      -----     -----------      -----------         -----------      -----
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           150,757         --          35,882           33,299               1,590         --
  Transfers from other funding
    options                                 4,763,018         --          26,972          237,107           2,356,303         --
  Contract charges                             (1,337)        --            (667)            (742)               (730)        --
  Contract surrenders                        (142,717)        --        (104,472)         (69,256)            (90,703)        --
  Transfers to other funding
    options                                   (76,186)        --         (80,632)        (119,305)            (71,649)        --
  Other receipts (payments)                        --         --          (6,841)              --                (973)        --
                                          -----------      -----     -----------      -----------         -----------      -----
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          4,693,535         --        (129,758)          81,103           2,193,838         --
                                          -----------      -----     -----------      -----------         -----------      -----
    Net increase (decrease) in
      net assets                            4,449,637         --         (75,759)         438,511           2,176,578         --
NET ASSETS:
  Beginning of period                              --         --       2,606,700        2,168,189                  --         --
                                          -----------      -----     -----------      -----------         -----------      -----
  End of period                           $ 4,449,637      $  --     $ 2,530,941      $ 2,606,700         $ 2,176,578      $  --
                                          ===========      =====     ===========      ===========         ===========      =====


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                LMPVET SMALL CAP GROWTH               LMPVET SOCIAL AWARENESS
                                                  SUBACCOUNT (CLASS I)                       SUBACCOUNT
                                            ------------------------------        ------------------------------
                                                2007               2006               2007               2006
                                            -----------        -----------        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (94,113)       $   (91,715)       $    (3,234)       $   (10,770)
  Net realized gains (losses)                   482,478            305,339            167,713              3,512
  Change in unrealized gains (losses)
    on investments                              (12,193)           262,389            (79,780)            58,767
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                376,172            476,013             84,699             51,509
                                            -----------        -----------        -----------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              90,411            118,919              9,144            149,013
  Transfers from other funding
    options                                     250,875            299,585              8,408             12,515
  Contract charges                               (1,638)            (1,780)              (156)              (135)
  Contract surrenders                          (309,317)          (126,981)           (21,253)           (26,418)
  Transfers to other funding
    options                                    (579,029)          (375,354)            (8,198)           (16,346)
  Other receipts (payments)                        (509)           (31,748)           (13,148)                --
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (549,207)          (117,359)           (25,203)           118,629
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in
      net assets                               (173,035)           358,654             59,496            170,138
NET ASSETS:
  Beginning of period                         4,786,809          4,428,155            951,391            781,253
                                            -----------        -----------        -----------        -----------
  End of period                             $ 4,613,774        $ 4,786,809        $ 1,010,887        $   951,391
                                            ===========        ===========        ===========        ===========


                                                    LMPVPI ALL CAP                          LMPVPI ALL CAP
                                                 SUBACCOUNT (CLASS I)                    SUBACCOUNT (CLASS II)
                                            ------------------------------           ------------------------------
                                               2007(a)             2006                  2007(a)            2006
                                            -----------        -----------           -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (13,721)       $   (20,986)          $    (2,719)       $       660
  Net realized gains (losses)                   894,220            206,041                57,499             16,787
  Change in unrealized gains (losses)
    on investments                             (691,313)           395,468               (30,855)            30,637
                                            -----------        -----------           -----------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                189,186            580,523                23,925             48,084
                                            -----------        -----------           -----------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              32,521            123,704                17,691            278,178
  Transfers from other funding
    options                                      12,046            178,410                41,136            138,505
  Contract charges                                   (9)            (1,463)                   --                 (9)
  Contract surrenders                           (66,330)          (146,619)               (3,445)           (14,819)
  Transfers to other funding
    options                                  (4,344,070)          (184,433)             (544,055)               (18)
  Other receipts (payments)                          --            (22,122)                   --                 --
                                            -----------        -----------           -----------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (4,365,842)           (52,523)             (488,673)           401,837
                                            -----------        -----------           -----------        -----------
    Net increase (decrease) in
      net assets                             (4,176,656)           528,000              (464,748)           449,921
NET ASSETS:
  Beginning of period                         4,176,656          3,648,656               464,748             14,827
                                            -----------        -----------           -----------        -----------
  End of period                             $        --        $ 4,176,656           $        --        $   464,748
                                            ===========        ===========           ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                                           LMPVPII GROWTH AND
                                                 INCOME                  LMPVPI LARGE CAP GROWTH          LMPVPII AGGRESSIVE GROWTH
                                           SUBACCOUNT (CLASS I)            SUBACCOUNT (CLASS I)             SUBACCOUNT (CLASS I)
                                        --------------------------      --------------------------       --------------------------
                                          2007(a)         2006            2007(a)         2006             2007(a)         2006
                                        -----------    -----------      -----------    -----------       -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $    (9,347)   $   (24,725)     $   (14,209)   $   (44,284)      $   (35,492)   $  (109,787)
  Net realized gains (losses)               383,137         35,382          377,134         10,883         1,354,005        143,138
  Change in unrealized gains (losses)
    on investments                         (303,534)       144,412         (275,330)        87,083        (1,118,839)       448,036
                                        -----------    -----------      -----------    -----------       -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations                             70,256        155,069           87,595         53,682           199,674        481,387
                                        -----------    -----------      -----------    -----------       -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          11,617         38,590            3,361         30,305            28,038        358,452
  Transfers from other funding
    options                                  20,878         44,030           18,912        109,367           128,090        274,334
  Contract charges                               --           (451)              (9)          (914)              (15)        (1,691)
  Contract surrenders                       (24,550)       (71,551)         (30,206)       (59,463)          (87,729)       (85,543)
  Transfers to other funding
    options                              (1,719,221)       (66,805)      (2,537,496)      (108,396)       (6,039,219)      (883,245)
  Other receipts (payments)                      --             --               --             --                --             --
                                        -----------    -----------      -----------    -----------       -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                       (1,711,276)       (56,187)      (2,545,438)       (29,101)       (5,970,835)      (337,693)
                                        -----------    -----------      -----------    -----------       -----------    -----------
    Net increase (decrease) in
      net assets                         (1,641,020)        98,882       (2,457,843)        24,581        (5,771,161)       143,694
NET ASSETS:
  Beginning of period                     1,641,020      1,542,138        2,457,843      2,433,262         5,771,161      5,627,467
                                        -----------    -----------      -----------    -----------       -----------    -----------
  End of period                         $        --    $ 1,641,020      $        --    $ 2,457,843       $        --    $ 5,771,161
                                        ===========    ===========      ===========    ===========       ===========    ===========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                               LMPVPII AGGRESSIVE GROWTH              LMPVET CAPITAL AND INCOME
                                                 SUBACCOUNT (CLASS II)                  SUBACCOUNT (CLASS II)
                                            --------------------------------        ------------------------------
                                               2007(a)              2006               2007(b)             2006
                                            ------------        ------------        ------------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $   (60,705)       $   (172,469)       $    (10,576)       $        --
  Net realized gains (losses)                  2,246,325             233,812           1,051,347                 --
  Change in unrealized gains (losses)
    on investments                            (1,850,317)            667,874          (1,048,239)                --
                                            ------------        ------------        ------------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                 335,303             729,217              (7,468)                --
                                            ------------        ------------        ------------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              228,739           1,809,301             257,773                 --
  Transfers from other funding
    options                                      154,094             465,490           7,294,065                 --
  Contract charges                                   (16)             (2,778)             (1,923)                --
  Contract surrenders                           (104,691)           (254,407)           (192,911)                --
  Transfers to other funding
    options                                  (10,324,688)           (563,178)           (708,742)                --
  Other receipts (payments)                      (19,364)           (639,474)            (55,673)                --
                                            ------------        ------------        ------------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (10,065,926)            814,954           6,592,589                 --
                                            ------------        ------------        ------------        -----------
    Net increase (decrease) in
      net assets                              (9,730,623)          1,544,171           6,585,121                 --
NET ASSETS:
  Beginning of period                          9,730,623           8,186,452                  --                 --
                                            ------------        ------------        ------------        -----------
  End of period                             $         --        $  9,730,623        $  6,585,121        $        --
                                            ============        ============        ============        ===========


                                             LMPVIT ADJUSTABLE RATE INCOME                  LMPVPI TOTAL RETURN
                                                     SUBACCOUNT                            SUBACCOUNT (CLASS II)
                                            --------------------------------           --------------------------------
                                                2007               2006                  2007(a)               2006
                                            ------------        ------------           ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     67,626        $     55,238           $       (684)       $     10,009
  Net realized gains (losses)                     (1,531)                588                691,480             138,276
  Change in unrealized gains (losses)
    on investments                               (84,430)            (10,073)              (507,540)            310,044
                                            ------------        ------------           ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 (18,335)             45,753                183,256             458,329
                                            ------------        ------------           ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               65,180              63,969                859,517             964,567
  Transfers from other funding
    options                                      363,258             210,629                387,942             451,529
  Contract charges                                  (468)               (554)                    (1)             (1,697)
  Contract surrenders                            (67,017)           (130,247)              (249,692)           (220,635)
  Transfers to other funding
    options                                     (119,092)           (293,434)            (6,728,715)           (173,375)
  Other receipts (payments)                     (100,941)                 --                (11,103)           (224,454)
                                            ------------        ------------           ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               140,920            (149,637)            (5,742,052)            795,935
                                            ------------        ------------           ------------        ------------
    Net increase (decrease) in
      net assets                                 122,585            (103,884)            (5,558,796)          1,254,264
NET ASSETS:
  Beginning of period                          2,291,017           2,394,901              5,558,796           4,304,532
                                            ------------        ------------           ------------        ------------
  End of period                             $  2,413,602        $  2,291,017           $         --        $  5,558,796
                                            ============        ============           ============        ============


   The accompanying notes are an integral part of these financial statements.

                                               LORD ABBETT                   LORD ABBETT                   MIST BATTERYMARCH
                                           GROWTH AND INCOME                MID-CAP VALUE                    MID-CAP STOCK
                                          SUBACCOUNT (CLASS VC)           SUBACCOUNT (CLASS VC)           SUBACCOUNT (CLASS A)
                                       ---------------------------     ---------------------------   ------------------------------
                                          2007(a)         2006            2007(a)         2006           2007             2006(c)
                                       ------------   ------------     ------------   ------------   ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $    (54,834)  $    (58,888)    $    (60,365)  $   (129,119)  $    (49,225)     $    (37,764)
  Net realized gains (losses)             1,312,781        341,546        1,690,902        786,381        371,826           (26,899)
  Change in unrealized gains (losses)
    on investments                         (930,638)       853,281         (699,577)       202,232       (205,177)         (107,302)
                                       ------------   ------------     ------------   ------------   ------------      ------------
    Net increase (decrease) in net
      assets resulting from
      operations                            327,309      1,135,939          930,960        859,494        117,424          (171,965)
                                       ------------   ------------     ------------   ------------   ------------      ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          91,043        551,629           76,323        431,326         41,699            26,572
  Transfers from other funding
    options                                  56,627        293,588           78,245        470,000        141,020         3,382,590
  Contract charges                               (7)        (2,507)             (17)        (2,615)          (817)             (931)
  Contract surrenders                       (49,874)      (191,531)        (113,393)      (163,826)      (101,394)         (125,113)
  Transfers to other funding
    options                              (8,975,205)      (698,537)     (10,298,429)      (885,587)       (54,948)         (166,425)
  Other receipts (payments)                 (46,847)      (122,855)         (23,297)        (7,342)       (12,426)          (35,231)
                                       ------------   ------------     ------------   ------------   ------------      ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                       (8,924,263)      (170,213)     (10,280,568)      (158,044)        13,134         3,081,462
                                       ------------   ------------     ------------   ------------   ------------      ------------
    Net increase (decrease) in
      net assets                         (8,596,954)       965,726       (9,349,608)       701,450        130,558         2,909,497
NET ASSETS:
  Beginning of period                     8,596,954      7,631,228        9,349,608      8,648,158      2,909,497                --
                                       ------------   ------------     ------------   ------------   ------------      ------------
  End of period                        $         --   $  8,596,954     $         --   $  9,349,608   $  3,040,055      $  2,909,497
                                       ============   ============     ============   ============   ============      ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                 MIST BLACKROCK HIGH YIELD            MIST BLACKROCK LARGE-CAP CORE
                                                   SUBACCOUNT (CLASS A)                     SUBACCOUNT (CLASS E)
                                            ---------------------------------         -----------------------------
                                                2007                 2006(c)              2007(b)            2006
                                            -----------           -----------           -----------        -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   243,898           $   (41,105)          $   (71,416)       $    --
  Net realized gains (losses)                    (6,812)                5,835                 7,653             --
  Change in unrealized gains (losses)
    on investments                             (312,897)              192,216                45,793             --
                                            -----------           -----------           -----------        -------
    Net increase (decrease) in net
      assets resulting from
     operations                                 (75,811)              156,946               (17,970)            --
                                            -----------           -----------           -----------        -------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              71,044                19,962                58,319             --
  Transfers from other funding
    options                                   4,147,937             3,367,535             5,484,763             --
  Contract charges                               (1,948)                 (839)               (1,170)            --
  Contract surrenders                          (256,770)             (178,543)             (251,985)            --
  Transfers to other funding
    options                                    (804,717)             (173,359)             (310,950)            --
  Other receipts (payments)                     (70,134)              (24,559)              (87,164)            --
                                            -----------           -----------           -----------        -------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            3,085,412             3,010,197             4,891,813             --
                                            -----------           -----------           -----------        -------
    Net increase (decrease) in
      net assets                              3,009,601             3,167,143             4,873,843             --
NET ASSETS:
  Beginning of period                         3,167,143                    --                    --             --
                                            -----------           -----------           -----------        -------
  End of period                             $ 6,176,744           $ 3,167,143           $ 4,873,843        $    --
                                            ===========           ===========           ===========        =======


                                              MIST BLACKROCK LARGE-CAP CORE             MIST DREMAN SMALL-CAP VALUE
                                                   SUBACCOUNT (CLASS A)                    SUBACCOUNT (CLASS A)
                                            ---------------------------------        ---------------------------------
                                              2007(a)               2006(c)             2007                  2006(c)
                                            -----------           -----------        -----------           -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     2,914           $   (65,156)       $    (7,960)          $      (475)
  Net realized gains (losses)                   571,460                 6,546              3,555                (1,699)
  Change in unrealized gains (losses)
    on investments                             (335,937)              335,937            (22,129)               11,028
                                            -----------           -----------        -----------           -----------
    Net increase (decrease) in net
      assets resulting from
     operations                                 238,437               277,327            (26,534)                8,854
                                            -----------           -----------        -----------           -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              54,605                44,117                471                    --
  Transfers from other funding
    options                                      69,117             4,966,036            484,359               207,765
  Contract charges                                   --                (1,239)              (102)                  (37)
  Contract surrenders                           (36,740)             (164,369)            (4,897)              (31,630)
  Transfers to other funding
    options                                  (5,331,249)             (116,042)           (61,677)              (28,780)
  Other receipts (payments)                          --                    --                 --                    --
                                            -----------           -----------        -----------           -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (5,244,267)            4,728,503            418,154               147,318
                                            -----------           -----------        -----------           -----------
    Net increase (decrease) in
      net assets                             (5,005,830)            5,005,830            391,620               156,172
NET ASSETS:
  Beginning of period                         5,005,830                    --            156,172                    --
                                            -----------           -----------        -----------           -----------
  End of period                             $        --           $ 5,005,830        $   547,792           $   156,172
                                            ===========           ===========        ===========           ===========


   The accompanying notes are an integral part of these financial statements.

                                              MIST HARRIS OAKMARK
                                                 INTERNATIONAL                  MIST JANUS FORTY            MIST LAZARD MID-CAP
                                              SUBACCOUNT (CLASS A)            SUBACCOUNT (CLASS A)          SUBACCOUNT (CLASS B)
                                        -----------------------------    ----------------------------     -------------------------
                                            2007            2006(c)          2007           2006(c)         2007(b)         2006
                                        -----------       -----------    -----------      -----------     -----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (37,355)      $   (35,929)   $   (83,577)     $   (58,208)    $    (3,596)   $       --
  Net realized gains (losses)               327,038               595        781,886          (26,700)        (11,759)           --
  Change in unrealized gains (losses)
    on investments                         (397,741)          334,756        463,969          162,334         (19,911)           --
                                        -----------       -----------    -----------      -----------     -----------    ----------
    Net increase (decrease) in net
      assets resulting from
      operations                           (108,058)          299,422      1,162,278           77,426         (35,266)           --
                                        -----------       -----------    -----------      -----------     -----------    ----------
  CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          59,120           109,661         47,394           53,116              --            --
  Transfers from other funding
    options                                 918,030         3,247,889        612,685        4,882,583         464,004            --
  Contract charges                           (1,044)             (865)        (1,669)          (1,676)            (66)           --
  Contract surrenders                       (94,755)          (37,154)      (134,414)        (138,954)       (102,235)           --
  Transfers to other funding
    options                                (821,383)         (188,938)      (731,481)        (301,443)       (135,849)           --
  Other receipts (payments)                (117,139)               --        (13,821)         (38,381)             --            --
                                        -----------       -----------    -----------      -----------     -----------    ----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (57,171)        3,130,593       (221,306)       4,455,245         225,854            --
                                        -----------       -----------    -----------      -----------     -----------    ----------
    Net increase (decrease) in
      net assets                           (165,229)        3,430,015        940,972        4,532,671         190,588            --
NET ASSETS:
  Beginning of period                     3,430,015                --      4,532,671               --              --            --
                                        -----------       -----------    -----------      -----------     -----------    ----------
  End of period                         $ 3,264,786       $ 3,430,015    $ 5,473,643      $ 4,532,671     $   190,588    $       --
                                        ===========       ===========    ===========      ===========     ============   ===========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                  MIST LEGG MASON PARTNERS                     MIST LORD ABBETT
                                                      MANAGED ASSETS                            BOND DEBENTURE
                                                    SUBACCOUNT (CLASS A)                      SUBACCOUNT (CLASS A)
                                            -----------------------------------        -----------------------------------
                                                2007                  2006(c)              2007                  2006(c)
                                            ------------           ------------        ------------           ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     14,962           $    (32,136)       $    147,151           $    (48,821)
  Net realized gains (losses)                    241,600                 (2,507)             44,818                  6,026
  Change in unrealized gains (losses)
    on investments                              (143,663)               161,804               2,024                220,030
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 112,899                127,161             193,993                177,235
                                            ------------           ------------        ------------           ------------
  CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              319,387                  9,624              70,184                 90,623
   Transfers from other funding
     options                                      41,085              2,510,471             491,653              3,942,427
  Contract charges                                  (768)                  (799)               (930)                  (962)
  Contract surrenders                           (113,225)               (68,771)           (171,032)              (129,369)
  Transfers to other funding
    options                                     (131,689)               (66,343)           (599,239)              (102,714)
  Other receipts (payments)                           --                     --                  --                (24,418)
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               114,790              2,384,182            (209,364)             3,775,587
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in
      net assets                                 227,689              2,511,343             (15,371)             3,952,822
NET ASSETS:
  Beginning of period                          2,511,343                     --           3,952,822                     --
                                            ------------           ------------        ------------           ------------
  End of period                             $  2,739,032           $  2,511,343        $  3,937,451           $  3,952,822
                                            ============           ============        ============           ============


                                                    MIST LORD ABBETT                         MIST LORD ABBETT
                                                    GROWTH AND INCOME                          MID-CAP VALUE
                                                   SUBACCOUNT (CLASS B)                      SUBACCOUNT (CLASS B)
                                            -----------------------------------        -----------------------------------
                                                2007                 2006(c)              2007                   2006(c)
                                            ------------           ------------        ------------           ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (156,233)          $    (72,552)       $   (128,030)          $     (1,283)
  Net realized gains (losses)                    359,539                 12,847              10,583                     48
  Change in unrealized gains (losses)
    on investments                              (240,821)               506,185            (890,894)                15,507
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 (37,515)               446,480          (1,008,341)                14,272
                                            ------------           ------------        ------------           ------------
  CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              200,662                176,613              88,643                    838
   Transfers from other funding
     options                                   9,462,926              6,379,261          10,720,189                129,902
  Contract charges                                (3,978)                (1,708)             (2,454)                   (15)
  Contract surrenders                           (655,168)              (234,497)           (262,923)                    --
  Transfers to other funding
    options                                   (1,134,637)              (296,772)           (680,250)                    --
  Other receipts (payments)                     (173,527)               (47,356)            (25,958)                    --
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             7,696,278              5,975,541           9,837,247                130,725
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in
      net assets                               7,658,763              6,422,021           8,828,906                144,997
NET ASSETS:
  Beginning of period                          6,422,021                     --             144,997                     --
                                            ------------           ------------        ------------           ------------
  End of period                             $ 14,080,784           $  6,422,021        $  8,973,903           $    144,997
                                            ============           ============        ============           ============


   The accompanying notes are an integral part of these financial statements.

                                               MIST LORD ABBETT                MIST MET/AIM                 MIST MET/AIM
                                             CAPITAL APPRECIATION          CAPITAL APPRECIATION            SMALL CAP GROWTH
                                             SUBACCOUNT (CLASS A)          SUBACCOUNT (CLASS E)           SUBACCOUNT (CLASS A)
                                         ---------------------------     ---------------------------   ---------------------------
                                             2007          2006(c)         2007(b)          2006          2007           2006(c)
                                         -----------     -----------     -----------    ------------   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $   (22,530)    $   (13,343)    $   (93,502)   $         --   $    (3,413)    $    (1,263)
  Net realized gains (losses)                 (6,887)        137,629          37,455              --         4,688             770
  Change in unrealized gains (losses)
    on investments                           142,112        (149,716)        257,130              --         7,466             944
                                         -----------     -----------     -----------    ------------   -----------     -----------
     Net increase (decrease) in net
       assets resulting from
       operations                            112,695         (25,430)        201,083              --         8,741             451
                                         -----------     -----------     -----------    ------------   -----------     -----------
  CONTRACT TRANSACTIONS:
    Purchase payments received from
      contract owners                         16,556          11,567          83,643              --           106           2,109
    Transfers from other funding
      options                                 30,067       1,432,239       8,246,849              --       159,468         148,815
    Contract charges                            (464)           (473)         (2,332)             --           (93)            (44)
    Contract surrenders                      (61,568)        (96,323)       (237,324)             --        (5,840)         (5,384)
    Transfers to other funding
      options                                (92,275)       (114,780)     (1,373,060)             --       (39,669)        (28,603)
    Other receipts (payments)                   (154)             --         (28,090)             --            --              --
                                         -----------     -----------     -----------    ------------   -----------     -----------
      Net increase (decrease) in net
        assets resulting from contract
        transactions                        (107,838)      1,232,230       6,689,686              --       113,972         116,893
                                         -----------     -----------     -----------    ------------   -----------     -----------
      Net increase (decrease) in
        net assets                             4,857       1,206,800       6,890,769              --       122,713         117,344
NET ASSETS:
  Beginning of period                      1,206,800              --              --              --       117,344              --
                                         -----------     -----------     -----------    ------------   -----------     -----------
  End of period                          $ 1,211,657     $ 1,206,800     $ 6,890,769    $         --   $   240,057     $   117,344
                                         ===========     ===========     ===========    ============   ===========     ===========


(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                  MIST MFS EMERGING                  MIST MFS RESEARCH
                                                    MARKETS EQUITY                      INTERNATIONAL
                                                 SUBACCOUNT (CLASS A)               SUBACCOUNT (CLASS B)
                                             ----------------------------       -----------------------------
                                               2007(b)             2006           2007(b)             2006
                                             -----------        ---------       -----------        ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $   (86,027)       $      --       $   (13,150)       $       --
  Net realized gains (losses)                     70,837               --             4,216                --
  Change in unrealized gains (losses)
    on investments                             1,421,977               --            54,759                --
                                             -----------        ---------       -----------        ----------
    Net increase (decrease) in net
      assets resulting from
      operations                               1,406,787               --            45,825                --
                                             -----------        ---------       -----------        ----------
  CONTRACT TRANSACTIONS:
    Purchase payments received from
      contract owners                            318,670               --            59,818                --
    Transfers from other funding
      options                                  5,949,696               --         1,360,297                --
    Contract charges                                (963)              --              (353)               --
    Contract surrenders                         (285,497)              --           (20,507)               --
    Transfers to other funding
      options                                   (281,728)              --           (53,013)               --
    Other receipts (payments)                    (11,865)              --                --                --
                                             -----------        ---------       -----------        ----------
      Net increase (decrease) in net
        assets resulting from contract
        transactions                           5,688,313               --         1,346,242                --
                                             -----------        ---------       -----------        ----------
      Net increase (decrease) in
        net assets                             7,095,100               --         1,392,067                --
NET ASSETS:
  Beginning of period                                 --               --                --                --
                                             -----------        ---------       -----------        ----------
  End of period                              $ 7,095,100        $      --       $ 1,392,067        $       --
                                             ===========        =========       ===========        ==========


                                                                                           MIST NEUBERGER BERMAN
                                                     MIST MFS VALUE                             REAL ESTATE
                                                   SUBACCOUNT (CLASS A)                     SUBACCOUNT (CLASS A)
                                             ---------------------------------        ---------------------------------
                                                2007                 2006(c)             2007                  2006(c)
                                             -----------           -----------        -----------           -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $   (82,955)          $    (1,277)       $   (70,148)          $  (116,877)
  Net realized gains (losses)                    125,681               157,663            893,757               102,019
  Change in unrealized gains (losses)
    on investments                               173,518               195,794         (2,292,273)            1,769,903
                                             -----------           -----------        -----------           -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                 216,244               352,180         (1,468,664)            1,755,045
                                             -----------           -----------        -----------           -----------
  CONTRACT TRANSACTIONS:
    Purchase payments received from
      contract owners                             47,110                29,872             89,521                80,821
    Transfers from other funding
      options                                    750,050             3,708,233            953,261             8,935,188
    Contract charges                              (1,018)                 (914)            (2,817)               (3,311)
    Contract surrenders                          (63,571)              (41,158)          (716,890)             (534,935)
    Transfers to other funding
      options                                   (357,714)             (247,813)        (1,465,355)             (503,334)
    Other receipts (payments)                    (54,690)                   --           (131,199)             (122,839)
                                             -----------           -----------        -----------           -----------
      Net increase (decrease) in net
        assets resulting from contract
        transactions                             320,167             3,448,220         (1,273,479)            7,851,590
                                             -----------           -----------        -----------           -----------
      Net increase (decrease) in
        net assets                               536,411             3,800,400         (2,742,143)            9,606,635
NET ASSETS:
  Beginning of period                          3,800,400                    --          9,606,635                    --
                                             -----------           -----------        -----------           -----------
  End of period                              $ 4,336,811           $ 3,800,400        $ 6,864,492           $ 9,606,635
                                             ===========           ===========        ===========           ===========


The accompanying notes are an integral part of these financial statements.

                                                    MIST OPPENHEIMER             MIST PIMCO
                                                  CAPITAL APPRECIATION     INFLATION PROTECTED BOND           MIST PIONEER FUND
                                                  SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS A)            SUBACCOUNT (CLASS A)
                                             --------------------------    --------------------------    --------------------------
                                                2007           2006 (c)      2007 (b)         2006           2007          2006 (c)

                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $  (127,373)   $   (76,555)   $   (79,364)   $        --    $    (8,358)   $   (10,137)
  Net realized gains (losses)                    508,673        (19,781)        12,079             --         32,559          1,735
  Change in unrealized gains (losses)
    on investments                               368,628        201,041        428,062             --          1,821         61,445
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations           749,928        104,705        360,777             --         26,022         53,043
                                             -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              230,219        545,011         45,280             --         29,579            318
  Transfers from other funding
    options                                    1,696,227      6,818,333      6,307,390             --        135,465        809,721
  Contract charges                                (1,913)        (1,964)        (1,868)            --           (183)          (200)
  Contract surrenders                           (586,525)      (252,255)      (229,330)            --       (228,203)       (12,069)
  Transfers to other funding options            (871,220)      (432,352)      (248,631)            --        (80,560)       (63,445)
  Other receipts (payments)                      (62,722)       (24,172)       (97,189)            --        (10,279)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               404,066      6,652,601      5,775,652             --       (154,181)       734,325
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                               1,153,994      6,757,306      6,136,429             --       (128,159)       787,368
NET ASSETS:
  Beginning of period                          6,757,306             --             --             --        787,368             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
  End of period                              $ 7,911,300    $ 6,757,306    $ 6,136,429    $        --    $   659,209    $   787,368
                                             ===========    ===========    ===========    ===========    ===========    ===========

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    MIST PIONEER                     MIST PIONEER
                                                    MID-CAP VALUE                   STRATEGIC INCOME
                                                 SUBACCOUNT (CLASS A)             SUBACCOUNT (CLASS A)
                                             ----------------------------    ----------------------------
                                               2007 (a)        2006 (b)          2007            2006 (c)
                                             ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $       (147)   $       (673)   $    (85,574)   $    205,830
  Net realized gains (losses)                      15,367           1,333          24,868           4,692
  Change in unrealized gains (losses)
    on investments                                 (4,788)          4,788         342,925         (14,514)
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations             10,432           5,448         282,219         196,008
                                             ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                                    --          19,481          22,563          92,288
  Transfers from other funding
    options                                         8,365          68,812         831,818       6,369,643
  Contract charges                                     --             (10)         (1,549)         (1,608)
  Contract surrenders                                  --              --        (334,903)       (202,697)
  Transfers to other funding options             (111,889)           (639)       (694,601)       (220,831)
  Other receipts (payments)                            --              --         (23,436)             --
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               (103,524)         87,644        (200,108)      6,036,795
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                                  (93,092)         93,092          82,111       6,232,803
NET ASSETS:
  Beginning of period                              93,092              --       6,232,803              --
                                             ------------    ------------    ------------    ------------
  End of period                              $         --    $     93,092    $  6,314,914    $  6,232,803
                                             ============    ============    ============    ============

                                                   MIST THIRD AVENUE                MSF BLACKROCK
                                                    SMALL CAP VALUE               AGGRESSIVE GROWTH
                                                 SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS D)

                                             ----------------------------    ----------------------------
                                                 2007           2006 (c)         2007           2006 (c)

                                             ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                  (185,468)   $    (67,930)   $    (79,199)   $    (49,116)
  Net realized gains (losses)                     501,798          (2,287)         64,322         (17,853)
  Change in unrealized gains (losses)
    on investments                             (1,521,873)        266,081         699,466         (29,631)
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations         (1,205,543)        195,864         684,589         (96,600)
                                             ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               156,753          55,903          96,091          31,323
  Transfers from other funding
    options                                     9,562,839       8,158,142         171,034       4,411,178
  Contract charges                                 (4,592)           (968)         (1,364)         (1,422)
  Contract surrenders                            (669,982)        (49,139)       (300,874)       (198,658)
  Transfers to other funding options           (1,599,829)       (128,110)       (238,980)       (270,872)
  Other receipts (payments)                      (133,077)             --         (19,764)         (5,463)
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              7,312,112       8,035,828        (293,857)      3,966,086
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                                6,106,569       8,231,692         390,732       3,869,486
NET ASSETS:
  Beginning of period                           8,231,692              --       3,869,486              --
                                             ------------    ------------    ------------    ------------
  End of period                              $ 14,338,261    $  8,231,692    $  4,260,218    $  3,869,486
                                             ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                           MSF BLACKROCK BOND INCOME    MSF BLACKROCK MONEY MARKET         MSF FI LARGE CAP
                                              SUBACCOUNT (CLASS A)          SUBACCOUNT (CLASS A)         SUBACCOUNT (CLASS A)
                                          ---------------------------   ---------------------------   ---------------------------
                                              2007         2006 (c)         2007         2006 (c)         2007         2006 (c)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $     89,138   $    (75,218)  $    749,158   $    468,589   $    (56,858)  $    (40,792)
  Net realized gains (losses)                   37,910          7,673             --             --        234,707        (14,144)
  Change in unrealized gains (losses)
    on investments                             119,696        282,814             --             --       (104,142)        89,772
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations         246,744        215,269        749,158        468,589         73,707         34,836
                                          ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                            250,272         74,359      5,474,707      4,938,142         56,544         54,289
  Transfers from other funding options         333,625      6,122,130     20,778,130     28,072,278        129,717      3,552,601
  Contract charges                              (2,000)        (2,185)        (6,374)        (6,716)        (1,068)        (1,253)
  Contract surrenders                         (444,761)      (118,075)    (2,905,532)    (1,613,843)      (138,357)       (71,574)
  Transfers to other funding options          (498,021)      (219,485)   (16,133,095)    (9,227,256)      (341,421)      (203,059)
  Other receipts (payments)                   (107,324)       (17,804)      (846,864)      (559,294)            (5)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (468,209)     5,838,940      6,360,972     21,603,311       (294,590)     3,331,004
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets                              (221,465)     6,054,209      7,110,130     22,071,900       (220,883)     3,365,840
NET ASSETS:
  Beginning of period                        6,054,209             --     22,071,900             --      3,365,840             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period                           $  5,832,744   $  6,054,209   $ 29,182,030   $ 22,071,900   $  3,144,957   $  3,365,840
                                          ============   ============   ============   ============   ============   ============

(a)  For the period January 1, 2007 to April 27, 2007.
(b)  For the period April 30, 2007 to December 31, 2007.
(c)  For the period May 1, 2006 to December 31, 2006.
(d)  For the period January 1, 2007 to November 9, 2007.
(e)  For the period November 12, 2007 to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

                                                                              MSF METLIFE
                                            MSF FI VALUE LEADERS         AGGRESSIVE ALLOCATION
                                             SUBACCOUNT (CLASS D)         SUBACCOUNT (CLASS B)
                                         --------------------------    --------------------------
                                             2007         2006 (c)        2007          2006 (c)
                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $   (59,426)   $   (67,889)   $   (27,367)   $   (17,324)
  Net realized gains (losses)                487,748        (12,720)        39,197           (500)
  Change in unrealized gains (losses)
    on investments                          (312,544)       191,288         14,095         97,284
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations       115,778        110,679         25,925         79,460
                                         -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           74,822         50,211          1,866         44,202
  Transfers from other funding options        92,775      5,445,110        112,342      1,393,310
  Contract charges                            (1,884)        (2,127)          (285)          (140)
  Contract surrenders                       (132,787)      (126,236)      (125,489)        (2,117)
  Transfers to other funding options        (274,503)      (196,829)      (219,979)       (18,702)
  Other receipts (payments)                 (120,185)       (21,356)            --             --
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (361,762)     5,148,773       (231,545)     1,416,553
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                            (245,984)     5,259,452       (205,620)     1,496,013
NET ASSETS:
  Beginning of period                      5,259,452             --      1,496,013             --
                                         -----------    -----------    -----------    -----------
  End of period                          $ 5,013,468    $ 5,259,452    $ 1,290,393    $ 1,496,013
                                         ===========    ===========    ===========    ===========

                                                                              MSF METLIFE
                                                 MSF METLIFE                CONSERVATIVE TO
                                           CONSERVATIVE ALLOCATION        MODERATE ALLOCATION
                                             SUBACCOUNT (CLASS B)         SUBACCOUNT (CLASS B)
                                         --------------------------    --------------------------
                                            2007          2006 (c)        2007          2006 (c)
                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $    (6,759)   $    (3,821)   $   (10,026)   $    (2,959)
  Net realized gains (losses)                 12,133            192          4,008            129
  Change in unrealized gains (losses)
    on investments                             8,834         14,807         19,241         14,915
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations        14,208         11,178         13,223         12,085
                                         -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               --              5         14,314          6,534
  Transfers from other funding options       353,223        296,856        674,653        250,125
  Contract charges                              (308)          (192)          (282)          (178)
  Contract surrenders                        (83,664)        (2,053)       (28,304)        (1,947)
  Transfers to other funding options        (145,519)        (6,494)       (31,065)          (106)
  Other receipts (payments)                       --             --             --             --
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           123,732        288,122        629,316        254,428
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                             137,940        299,300        642,539        266,513
NET ASSETS:
  Beginning of period                        299,300             --        266,513             --
                                         -----------    -----------    -----------    -----------
  End of period                          $   437,240    $   299,300    $   909,052    $   266,513
                                         ===========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

                                                                              MSF METLIFE
                                                MSF METLIFE                   MODERATE TO
                                            MODERATE ALLOCATION          AGGRESSIVE ALLOCATION          MSF MFS TOTAL RETURN
                                            SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)
                                         --------------------------    --------------------------    --------------------------
                                             2007         2006 (c)        2007          2006 (c)        2007         2006 (c)
                                         -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $   (59,186)   $   (38,939)   $  (109,156)   $   (60,850)   $    (3,780)   $   (50,293)
  Net realized gains (losses)                 32,392        (27,444)       125,944            (45)       181,316         12,394
  Change in unrealized gains (losses)
    on investments                            89,267        169,043         94,049        297,686        (90,937)       282,693
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations        62,473        102,660        110,837        236,791         86,599        244,794
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           22,378        221,586         12,110          2,915        398,244          1,118
  Transfers from other funding options       192,005      3,629,772      2,324,381      4,413,123      1,068,025      4,106,442
  Contract charges                              (891)          (780)          (617)          (360)          (786)          (768)
  Contract surrenders                        (62,784)       (33,077)      (135,035)       (30,689)      (292,913)      (324,693)
  Transfers to other funding options        (147,114)    (1,166,090)    (1,155,473)       (10,813)      (560,516)       (39,290)
  Other receipts (payments)                  (27,699)            --        (28,552)            --         (1,708)       (18,744)
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (24,105)     2,651,411      1,016,814      4,374,176        610,346      3,724,065
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                              38,368      2,754,071      1,127,651      4,610,967        696,945      3,968,859
NET ASSETS:
  Beginning of period                      2,754,071             --      4,610,967             --      3,968,859             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  End of period                          $ 2,792,439    $ 2,754,071    $ 5,738,618    $ 4,610,967    $ 4,665,804    $ 3,968,859
                                         ===========    ===========    ===========    ===========    ===========    ===========

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF MFS TOTAL RETURN        MSF OPPENHEIMER GLOBAL EQUITY
                                             SUBACCOUNT (CLASS F)            SUBACCOUNT (CLASS B)
                                         ----------------------------    -----------------------------
                                             2007          2006 (c)          2007           2006 (c)
                                         ------------    ------------    ------------     ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $      5,152    $   (295,918)   $   (283,162)    $   (326,334)
  Net realized gains (losses)                 960,235          13,570         878,051         (100,362)
  Change in unrealized gains (losses)
    on investments                           (456,670)      1,741,389         597,040        1,757,127
                                         ------------    ------------    ------------     ------------
    Net increase (decrease) in net
      assets resulting from operations        508,717       1,459,041       1,191,929        1,330,431
                                         ------------    ------------    ------------     ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           368,579         408,432         511,719          873,719
  Transfers from other funding options        873,277      22,963,885       1,260,736       28,404,149
  Contract charges                             (7,701)         (8,396)         (6,931)          (7,019)
  Contract surrenders                      (1,212,193)       (574,077)     (1,898,606)        (692,568)
  Transfers to other funding options         (858,297)       (809,449)     (2,869,321)      (1,862,510)
  Other receipts (payments)                  (289,414)        (26,767)       (241,222)        (143,193)
                                         ------------    ------------    ------------     ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (1,125,749)     21,953,628      (3,243,625)      26,572,578
                                         ------------    ------------    ------------     ------------
    Net increase (decrease) in
      net assets                             (617,032)     23,412,669      (2,051,696)      27,903,009
NET ASSETS:
  Beginning of period                      23,412,669              --      27,903,009               --
                                         ------------    ------------    ------------     ------------
  End of period                          $ 22,795,637    $ 23,412,669    $ 25,851,313     $ 27,903,009
                                         ============    ============    ============     ============

                                              MSF T. ROWE PRICE               MSF WESTERN ASSET
                                               LARGE CAP GROWTH           MANAGEMENT HIGH YIELD BOND
                                             SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS A)
                                         ----------------------------    ----------------------------
                                             2007          2006 (c)        2007 (a)        2006 (c)
                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $    (30,388)   $    (20,520)   $    304,540    $    (39,368)
  Net realized gains (losses)                  63,912             358          20,961           5,377
  Change in unrealized gains (losses)
    on investments                             95,336         135,791        (210,321)        210,321
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations        128,860         115,629         115,180         176,330
                                         ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                            63,943          62,803          17,766          43,842
  Transfers from other funding options        107,570       1,689,032          90,204       3,095,937
  Contract charges                               (362)           (377)             --          (1,265)
  Contract surrenders                        (195,985)        (43,243)         (9,893)        (79,181)
  Transfers to other funding options         (146,200)        (29,325)     (3,287,253)       (158,584)
  Other receipts (payments)                        --              --              --          (3,083)
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (171,034)      1,678,890      (3,189,176)      2,897,666
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                              (42,174)      1,794,519      (3,073,996)      3,073,996
NET ASSETS:
  Beginning of period                       1,794,519              --       3,073,996              --
                                         ------------    ------------    ------------    ------------
  End of period                          $  1,752,345    $  1,794,519    $         --    $  3,073,996
                                         ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                                  MSF WESTERN ASSET         PIMCO VIT REAL RETURN          PIMCO VIT TOTAL RETURN
                                             MANAGEMENT U.S. GOVERNMENT           SUBACCOUNT                    SUBACCOUNT
                                                SUBACCOUNT (CLASS A)        (ADMINISTRATIVE CLASS)         (ADMINISTRATIVE CLASS)
                                            ---------------------------   ---------------------------   ---------------------------
                                                2007         2006 (c)       2007 (a)         2006           2007           2006
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     17,591   $    (26,307)  $     53,848   $    138,647   $    365,173   $    316,844
  Net realized gains (losses)                     13,880          7,071       (339,299)       128,619        (44,462)        23,859
  Change in unrealized gains (losses)
    on investments                                27,220         91,291        398,336       (348,261)       509,914       (112,086)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations            58,691         72,055        112,885        (80,995)       830,625        228,617
                                            ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               47,428         36,569         11,063        197,011        134,140        300,047
  Transfers from other funding options           419,419      2,354,240        146,251        593,707      1,664,340      1,211,767
  Contract charges                                  (727)          (852)           (13)        (2,065)        (4,059)        (4,480)
  Contract surrenders                            (72,616)       (56,097)       (66,986)      (437,186)    (1,014,688)      (449,934)
  Transfers to other funding options            (232,581)      (242,872)    (6,083,071)      (599,963)    (1,297,152)    (1,135,783)
  Other receipts (payments)                           --        (17,889)       (22,768)       (23,742)      (214,619)       (13,479)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               160,923      2,073,099     (6,015,524)      (272,238)      (732,038)       (91,862)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets                                 219,614      2,145,154     (5,902,639)      (353,233)        98,587        136,755
NET ASSETS:
  Beginning of period                          2,145,154             --      5,902,639      6,255,872     12,781,623     12,644,868
                                            ------------   ------------   ------------   ------------   ------------   ------------
  End of period                             $  2,364,768   $  2,145,154   $         --   $  5,902,639   $ 12,880,210   $ 12,781,623
                                            ============   ============   ============   ============   ============   ============

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER AMERICA INCOME VCT           PIONEER BOND VCT
                                               SUBACCOUNT (CLASS II)            SUBACCOUNT (CLASS II)
                                            ----------------------------    ----------------------------
                                              2007 (d)          2006          2007 (e)          2006
                                            ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    207,816    $    200,001    $     32,842    $         --
  Net realized gains (losses)                   (148,468)       (125,223)          7,938              --
  Change in unrealized gains (losses)
    on investments                               254,697          36,378          53,345              --
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations           314,045         111,156          94,125              --
                                            ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              535,369         762,460          15,333              --
  Transfers from other funding options         5,276,054         857,554       9,095,899              --
  Contract charges                                (2,634)         (2,401)             (5)             --
  Contract surrenders                           (436,198)       (343,641)       (119,157)             --
  Transfers to other funding options         (13,352,636)     (3,710,496)     (1,273,600)             --
  Other receipts (payments)                      (91,647)       (133,424)        (11,294)             --
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (8,071,692)     (2,569,948)      7,707,176              --
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                              (7,757,647)     (2,458,792)      7,801,301              --
NET ASSETS:
  Beginning of period                          7,757,647      10,216,439              --              --
                                            ------------    ------------    ------------    ------------
  End of period                             $         --    $  7,757,647    $  7,801,301    $         --
                                            ============    ============    ============    ============

                                              PIONEER CULLEN VALUE VCT      PIONEER EMERGING MARKETS VCT
                                                SUBACCOUNT (CLASS II)          SUBACCOUNT (CLASS II)
                                            ----------------------------    ----------------------------
                                                2007            2006            2007            2006
                                            ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (70,017)   $    (63,987)   $   (217,618)   $   (144,598)
  Net realized gains (losses)                    108,001          85,291       2,787,008       1,538,886
  Change in unrealized gains (losses)
    on investments                               203,091         530,363       2,123,594       1,208,264
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations           241,075         551,667       4,692,984       2,602,552
                                            ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              927,905       1,765,220       1,314,037       1,980,448
  Transfers from other funding options         1,963,181       2,383,422       4,395,205       2,699,953
  Contract charges                                (1,217)           (851)         (3,887)         (2,668)
  Contract surrenders                           (228,815)       (185,914)       (906,829)       (567,237)
  Transfers to other funding options            (800,422)       (887,635)     (4,209,168)     (2,633,081)
  Other receipts (payments)                           --        (113,916)        (24,394)       (380,058)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             1,860,632       2,960,326         564,964       1,097,357
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                               2,101,707       3,511,993       5,257,948       3,699,909
NET ASSETS:
  Beginning of period                          5,557,703       2,045,710      11,209,956       7,510,047
                                            ------------    ------------    ------------    ------------
  End of period                             $  7,659,410    $  5,557,703    $ 16,467,904    $ 11,209,956
                                            ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                                                            PIONEER EQUITY
                                         PIONEER EQUITY INCOME VCT          OPPORTUNITY VCT              PIONEER FUND VCT
                                            SUBACCOUNT (CLASS II)        SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2007           2006       2007 (d)           2006           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $     75,159   $     74,618   $     (9,214)  $     (1,548)  $   (132,124)  $   (109,604)
  Net realized gains (losses)              1,023,542        547,336         83,135            474        944,611        328,108
  Change in unrealized gains (losses)
    on investments                        (1,343,846)     1,957,522        (22,517)        22,103       (349,840)     1,700,801
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations      (245,145)     2,579,476         51,404         21,029        462,647      1,919,305
                                        ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                        1,252,290      1,286,118        181,922         59,407        385,324        688,513
  Transfers from other funding options     1,781,846      1,981,171      1,317,108         90,065      6,706,143      1,039,579
  Contract charges                            (4,460)        (4,233)          (393)           (44)        (4,642)        (4,949)
  Contract surrenders                       (928,571)      (924,737)       (86,673)        (4,386)    (1,507,422)      (645,950)
  Transfers to other funding options      (1,833,259)    (1,230,204)    (1,638,192)       (27,402)    (2,148,469)    (1,121,949)
  Other receipts (payments)                 (106,600)      (260,869)            --             --       (242,202)      (172,732)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           161,246        847,246       (226,228)       117,640      3,188,732       (217,488)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets                             (83,899)     3,426,722       (174,824)       138,669      3,651,379      1,701,817
NET ASSETS:
  Beginning of period                     16,412,952     12,986,230        174,824         36,155     15,313,848     13,612,031
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of period                         $ 16,329,053   $ 16,412,952   $         --   $    174,824   $ 18,965,227   $ 15,313,848
                                        ============   ============   ============   ============   ============   ============

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

The accompanying notes are an integral part of these financial statements.


                                         PIONEER GLOBAL HIGH YIELD VCT         PIONEER HIGH YIELD VCT
                                               SUBACCOUNT (CLASS II)            SUBACCOUNT (CLASS II)
                                         ------------------------------    ------------------------------
                                              2007             2006             2007             2006
                                         -------------    -------------    -------------    -------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $     352,034    $     150,328    $     716,659    $     802,907
  Net realized gains (losses)                   78,822           29,511           90,702           16,071
  Change in unrealized gains (losses)
    on investments                            (464,356)         102,225           (1,204)         530,003
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets resulting from operations         (33,500)         282,064          806,157        1,348,981
                                         -------------    -------------    -------------    -------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          1,272,853        1,856,224        1,636,528        1,855,489
  Transfers from other funding options       2,023,098        2,267,751        5,290,531        6,573,907
  Contract charges                                (989)            (584)          (5,462)          (6,681)
  Contract surrenders                         (243,252)        (151,805)      (2,608,113)      (2,248,771)
  Transfers to other funding options        (1,378,037)      (1,014,872)      (8,377,189)      (7,260,806)
  Other receipts (payments)                   (180,926)            (578)        (151,244)        (389,828)
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           1,492,747        2,956,136       (4,214,949)      (1,476,690)
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in
      net assets                             1,459,247        3,238,200       (3,408,792)        (127,709)
NET ASSETS:
  Beginning of period                        4,453,401        1,215,201       23,702,185       23,829,894
                                         -------------    -------------    -------------    -------------
  End of period                          $   5,912,648    $   4,453,401    $  20,293,393    $  23,702,185
                                         =============    =============    =============    =============

                                                PIONEER IBBOTSON                  PIONEER IBBOTSON
                                           AGGRESSIVE ALLOCATION VCT            GROWTH ALLOCATION VCT
                                              SUBACCOUNT (CLASS II)             SUBACCOUNT (CLASS II)
                                         ------------------------------    ------------------------------
                                              2007             2006             2007             2006
                                         -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $     (45,497)   $     (55,537)   $  (1,080,397)   $    (496,478)
  Net realized gains (losses)                  215,105           31,632        1,781,383          107,347
  Change in unrealized gains (losses)
    on investments                             (44,951)         350,916        1,275,310        3,629,863
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets resulting from operations         124,657          327,011        1,976,296        3,240,732
                                         -------------    -------------    -------------    -------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                            905,519        2,306,283       35,863,905       49,179,817
  Transfers from other funding options         270,904          747,191       11,411,727        4,709,708
  Contract charges                              (1,571)            (940)         (18,582)          (3,492)
  Contract surrenders                         (140,000)         (34,165)      (2,014,680)        (541,224)
  Transfers to other funding options          (390,553)          (5,616)      (1,786,432)        (659,214)
  Other receipts (payments)                    (64,505)              --         (435,206)        (113,909)
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             579,794        3,012,753       43,020,732       52,571,686
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in
      net assets                               704,451        3,339,764       44,997,028       55,812,418
NET ASSETS:
  Beginning of period                        4,301,123          961,359       61,684,510        5,872,092
                                         -------------    -------------    -------------    -------------
  End of period                          $   5,005,574    $   4,301,123    $ 106,681,538    $  61,684,510
                                         =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON                                          PIONEER INTERNATIONAL
                                         MODERATE ALLOCATION VCT       PIONEER INDEPENDENCE VCT              VALUE VCT
                                           SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)
                                        ---------------------------   ---------------------------   ---------------------------
                                            2007           2006           2007           2006           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (595,362)  $   (341,197)  $    (80,625)  $    (72,740)  $   (108,127)  $    (66,292)
  Net realized gains (losses)                950,999        226,796        145,965        105,768        609,521         74,842
  Change in unrealized gains (losses)
    on investments                         1,276,705      2,245,010        142,953        278,445        173,829        715,079
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations     1,632,342      2,130,609        208,293        311,473        675,223        723,629
                                        ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                       15,202,722     18,538,955        412,560        578,202        811,094        901,807
  Transfers from other funding options    12,777,827     12,429,247        332,800        126,208      2,160,929      2,856,359
  Contract charges                           (11,205)        (4,374)        (1,184)        (1,208)        (1,477)          (983)
  Contract surrenders                     (2,235,323)    (1,131,840)      (405,633)      (179,930)      (328,401)      (132,104)
  Transfers to other funding options      (2,250,323)    (1,308,848)      (277,164)      (432,801)    (2,237,573)      (289,619)
  Other receipts (payments)                 (351,370)      (203,270)       (51,606)      (255,419)        (6,485)       (16,615)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                        23,132,328     28,319,870          9,773       (164,948)       398,087      3,318,845
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets                          24,764,670     30,450,479        218,066        146,525      1,073,310      4,042,474
NET ASSETS:
  Beginning of period                     43,824,861     13,374,382      4,236,523      4,089,998      6,534,413      2,491,939
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of period                         $ 68,589,531   $ 43,824,861   $  4,454,589   $  4,236,523   $  7,607,723   $  6,534,413
                                        ============   ============   ============   ============   ============   ============

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                              PIONEER OAK RIDGE
                                           PIONEER MID CAP VALUE VCT         LARGE CAP GROWTH VCT
                                             SUBACCOUNT (CLASS II)           SUBACCOUNT (CLASS II)
                                         ----------------------------    ----------------------------
                                             2007            2006            2007            2006
                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $   (174,060)   $   (227,730)   $    (93,009)   $    (78,795)
  Net realized gains (losses)               1,383,916       3,087,170         152,911         141,498
  Change in unrealized gains (losses)
    on investments                           (738,837)     (1,671,899)        251,380         (22,693)
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations        471,019       1,187,541         311,282          40,010
                                         ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           688,549         871,112         217,775         946,487
  Transfers from other funding options      2,226,100         953,885       1,098,155       1,692,439
  Contract charges                             (3,770)         (3,628)         (1,007)           (762)
  Contract surrenders                        (962,758)       (593,737)       (222,536)       (370,560)
  Transfers to other funding options       (2,273,711)     (1,602,989)     (1,058,600)       (682,736)
  Other receipts (payments)                   (45,128)        (80,788)        (48,550)       (118,125)
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (370,718)       (456,145)        (14,763)      1,466,743
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                              100,301         731,396         296,519       1,506,753
NET ASSETS:
  Beginning of period                      12,608,909      11,877,513       5,113,928       3,607,175
                                         ------------    ------------    ------------    ------------
  End of period                          $ 12,709,210    $ 12,608,909    $  5,410,447    $  5,113,928
                                         ============    ============    ============    ============

                                             PIONEER REAL ESTATE           PIONEER SMALL AND MID CAP
                                                  SHARES VCT                     GROWTH VCT
                                             SUBACCOUNT (CLASS II)          SUBACCOUNT (CLASS II)
                                         ----------------------------    ----------------------------
                                             2007            2006          2007 (d)          2006
                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $     72,434    $     52,464    $    (29,731)   $    (29,079)
  Net realized gains (losses)               1,629,909         881,707         440,726          48,881
  Change in unrealized gains (losses)
    on investments                         (3,968,337)      1,944,286        (160,160)         67,624
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations     (2,265,994)      2,878,457         250,835          87,426
                                         ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                         1,250,342       1,142,375         160,798         345,331
  Transfers from other funding options      1,124,750       1,442,497         847,130         166,784
  Contract charges                             (3,368)         (3,784)           (355)           (228)
  Contract surrenders                        (520,059)       (495,003)       (125,681)       (149,621)
  Transfers to other funding options       (3,368,031)     (1,361,937)     (2,556,325)       (126,277)
  Other receipts (payments)                   (62,144)        (66,885)        (22,172)       (311,477
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (1,578,510)        657,263      (1,696,605)        (75,488)
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                           (3,844,504)      3,535,720      (1,445,770)         11,938
NET ASSETS:
  Beginning of period                      12,050,372       8,514,652       1,445,770       1,433,832
                                         ------------    ------------    ------------    ------------
  End of period                          $  8,205,868    $ 12,050,372    $         --    $  1,445,770
                                         ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                        PIONEER SMALL CAP VALUE VCT   PIONEER STRATEGIC INCOME VCT        PIONEER VALUE VCT
                                            SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)
                                        ---------------------------   ----------------------------   ---------------------------
                                            2007           2006           2007            2006         2007 (d)         2006
                                        ------------   ------------   ------------    ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (116,505)  $   (156,999)  $    583,842    $    521,403   $     75,956   $   (112,062)
  Net realized gains (losses)              2,081,761        585,849         85,933          27,773      1,089,887        460,474
  Change in unrealized gains (losses)
    on investments                        (2,705,129)       533,817         91,630         114,530     (1,160,730)       496,398
                                        ------------   ------------   ------------    ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations      (739,873)       962,667        761,405         663,706          5,113        844,810
                                        ------------   ------------   ------------    ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          560,311        604,893      1,989,679       1,975,464        130,559        322,331
  Transfers from other funding options       639,874      2,031,026      2,793,334       2,796,500        437,765        289,303
  Contract charges                            (2,245)        (2,470)        (5,240)         (5,385)        (2,092)        (2,189)
  Contract surrenders                       (502,897)      (423,094)    (1,202,019)       (741,591)      (556,410)      (259,164)
  Transfers to other funding options      (1,292,158)    (1,198,556)    (3,201,952)     (2,424,222)    (7,241,531)      (548,140)
  Other receipts (payments)                  (17,341)      (281,983)      (113,902)       (324,925)       (74,308)       (49,679)
                                        ------------   ------------   ------------    ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (614,456)       729,816        259,900       1,275,841     (7,306,017)      (247,538)
                                        ------------   ------------   ------------    ------------   ------------   ------------
    Net increase (decrease) in
      net assets                          (1,354,329)     1,692,483      1,021,305       1,939,547     (7,300,904)       597,272
NET ASSETS:
  Beginning of period                      9,032,090      7,339,607     16,827,589      14,888,042      7,300,904      6,703,632
                                        ------------   ------------   ------------    ------------   ------------   ------------
  End of period                         $  7,677,761   $  9,032,090   $ 17,848,894    $ 16,827,589   $         --   $  7,300,904
                                        ============   ============   ============    ============   ============   ============

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                     PUTNAM VT
                                               INTERNATIONAL EQUITY       PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT (CLASS IB)        SUBACCOUNT (CLASS IB)
                                            --------------------------    --------------------------
                                               2007 (a)         2006        2007 (a)         2006
                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     7,763    $    (4,188)   $    (5,838)   $  (128,224)
  Net realized gains (losses)                   150,519         13,881      1,798,502        845,898
  Change in unrealized gains (losses)
    on investments                             (123,959)        58,114     (1,230,031)       367,489
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations           34,323         67,807        562,633      1,085,163
                                            -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               2,221         13,795         32,679        418,302
  Transfers from other funding options          163,053         25,850        135,813      1,014,283
  Contract charges                                   (2)          (218)           (11)        (2,708)
  Contract surrenders                            (5,049)       (12,843)      (135,060)      (192,797)
  Transfers to other funding options           (543,913)        (9,949)    (9,147,687)      (815,389)
  Other receipts (payments)                          --           (233)       (31,337)            --
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (383,690)        16,402     (9,145,603)       421,691
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                               (349,367)        84,209     (8,582,970)     1,506,854
NET ASSETS:
  Beginning of period                           349,367        265,158      8,582,970      7,076,116
                                            -----------    -----------    -----------    -----------
  End of period                             $        --    $   349,367    $        --    $ 8,582,970
                                            ===========    ===========    ===========    ===========


                                             VAN KAMPEN LIT COMSTOCK      VAN KAMPEN LIT ENTERPRISE
                                              SUBACCOUNT (CLASS II)          SUBACCOUNT (CLASS II)
                                            --------------------------    --------------------------
                                               2007           2006           2007           2006
                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (31,497)   $   (50,789)   $    (1,547)   $    (1,871)
  Net realized gains (losses)                   276,586        455,323          8,246          3,515
  Change in unrealized gains (losses)
    on investments                             (547,401)       533,487          2,267          3,063
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations         (302,312)       938,021          8,966          4,707
                                            -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              65,764        171,664            836            836
  Transfers from other funding options          378,481        352,891             --            936
  Contract charges                               (1,969)        (2,143)          (104)          (136)
  Contract surrenders                          (145,029)      (203,846)       (14,374)        (5,260)
  Transfers to other funding options           (550,936)      (325,864)       (16,103)       (13,033)
  Other receipts (payments)                     (52,460)          (255)            --             --
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (306,149)        (7,553)       (29,745)       (16,657)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                               (608,461)       930,468        (20,779)       (11,950)
NET ASSETS:
  Beginning of period                         7,723,985      6,793,517         93,491        105,441
                                            -----------    -----------    -----------    -----------
  End of period                             $ 7,115,524    $ 7,723,985    $    72,712    $    93,491
                                            ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1.ORGANIZATION

MetLife of CT Separate Account Twelve for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Board of Directors of MetLife Life and Annuity Company of Connecticut ("MLAC") on November 14, 2002 to support operations of MLAC with respect to certain variable annuity contracts (the "Contracts"). On December 7, 2007, MLAC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWS VIT")
DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)

Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)

LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)

Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPI Total Return Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                                 NEW NAME
--------                                                 --------
Legg Mason Partners Variable Multiple Discipline         Legg Mason Partners Variable Capital and Income
  Portfolio - Balanced All Cap Growth and Value            Portfolio
Legg Mason Partners Variable Social Awareness Stock      Legg Mason Partners Variable Social Awareness
  Portfolio                                                Portfolio
Janus Capital Appreciation Portfolio                     Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio                      Pioneer Independence VCT Portfolio

MERGERS:

OLD NAME                                                 NEW NAME
--------                                                 --------
Legg Mason Partners Variable All Cap Portfolio           Legg Mason Partners Variable Fundamental Value
                                                           Portfolio
Legg Mason Partners Variable Large Cap Growth            Legg Mason Partners Variable III Large Cap Growth
  Portfolio I                                              Portfolio
Legg Mason Partners Variable Total Return Portfolio      Legg Mason Partners Variable Multiple Discipline
                                                           Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Aggressive Growth           Legg Mason Partners Variable III Aggressive Growth
  Portfolio II                                             Portfolio
Legg Mason Partners Variable Growth and Income           Legg Mason Partners Variable Appreciation Portfolio
  Portfolio
Pioneer Mid-Cap Value Portfolio                          Lazard Mid-Cap Value Portfolio
Western Asset Management High Yield Bond Portfolio       BlackRock High Yield Portfolio
Pioneer America Income VCT Portfolio                     Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                              Pioneer Fund VCT Portfolio

SUBSTITUTIONS:

OLD NAME                                                 NEW NAME
--------                                                 --------
AIM V.I. Capital Appreciation Fund                       Met/AIM Capital Appreciation Portfolio
Credit Suisse Trust Emerging Markets Portfolio           MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio           Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio               Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                          PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund                      MFS Research International Portfolio
Putnam VT Small Cap Value Fund                           Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                            NEW PORTFOLIO
-------------                                            -------------
BlackRock Large-Cap Core Portfolio (Class A)             BlackRock Large-Cap Core Portfolio (Class E)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK - The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE - The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION - For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT - For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE - For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT - For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                                           1.40% - 1.75%
Administrative                                                       0.15%
Enhanced Stepped-Up Provision                                        0.20%
Guaranteed Minimum Withdrawal Benefit                                0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life                       0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit                              0.40% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4.   STATEMENT OF INVESTMENTS

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (Cost $3,314,508)                                                        260,110       3,758,588         241,756          932,586
AIM V.I. Utilities Subaccount (Series I) (Cost $1,808,731)                 101,423       2,431,121         311,002          247,144
AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $0) (a)              --              --         116,301        7,745,620
Alger American Leveraged AllCap Subaccount (Class S)
  (Cost $1,236,094)                                                         34,938       1,906,568         116,380          178,689
American Funds Global Growth Subaccount (Class 2)
  (Cost $9,417,715)                                                        526,671      13,166,782       2,100,199        1,603,630
American Funds Growth-Income Subaccount (Class 2)
  (Cost $25,184,762)                                                       697,329      29,469,123       2,829,652        3,608,152
American Funds Growth Subaccount (Class 2)
  (Cost $25,956,549)                                                       500,804      33,413,638       3,728,878        4,048,692
Credit Suisse Trust Emerging Markets Subaccount
  (Cost $0) (a)                                                                 --              --          66,282        5,933,986
Credit Suisse Trust Global Small Cap Subaccount
  (Cost $942,273)                                                           76,102       1,071,518           4,540          178,496
Dreyfus MidCap Stock Subaccount (Service Shares)
  (Cost $5,792,291)                                                        351,261       5,426,989         820,560          829,525
Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (Cost $130,736)                                           5,465         165,330           2,722           46,462
Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (Cost $1,685,154)                                                         47,739       2,141,571         167,440          284,611
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
  (Cost $4,442,523)                                                        114,794       3,712,450         986,191          930,657
DWS VIT Equity 500 Index Subaccount (Class 2)
  (Cost $5,584,795)                                                        428,390       6,644,324         169,317          266,836
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
  (Cost $4,919,597)                                                        307,946       4,927,129       1,369,956        1,257,885
DWSI Global Opportunities Subaccount (Class B)
  (Cost $2,453,224)                                                        184,208       3,319,423         560,888          738,969
DWSII Balanced Subaccount (Class B) (Cost $2,963,024)                      134,037       3,321,431         407,636          330,810
DWSI Bond Subaccount (Class B) (Cost $82,091)                               11,924          82,994          44,715           78,502
DWSI Capital Growth Subaccount (Class B) (Cost $7,534,163)                 453,168       9,203,842         331,644        1,280,223
DWSI Growth & Income Subaccount (Class B)
  (Cost $4,127,639)                                                        433,853       4,672,593         280,290          772,021
DWSI Health Care Subaccount (Class B) (Cost $1,706,062)                    139,297       2,005,882         501,960          616,785
DWSII International Subaccount (Class B) (Cost $3,605,664)                 343,099       5,139,617         394,704          739,377
DWSII Strategic Income Subaccount (Class B)
  (Cost $3,375,509)                                                        298,920       3,476,442         524,610          591,529
DWSII Blue Chip Subaccount (Class B) (Cost $4,397,185)                     309,105       4,516,018       3,174,092        3,477,375
DWSII Conservative Allocation Subaccount (Class B)
  (Cost $5,850,236)                                                        530,991       6,281,623       1,157,704        1,675,494
DWSII Core Fixed Income Subaccount (Class B)
  (Cost $6,508,306)                                                        553,681       6,533,431         509,376          939,256
DWSII Davis Venture Value Subaccount (Class B)
  (Cost $8,893,115)                                                        757,997      11,044,022       2,186,471        3,674,245
DWSII Dreman High Return Equity Subaccount (Class B)
  (Cost $11,832,300)                                                       916,945      13,213,184         640,335        1,429,967
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
  (Cost $8,245,794)                                                        451,177       9,059,644       1,683,457        1,387,545
DWSII Global Thematic Subaccount (Class B)
  (Cost $4,308,647)                                                        300,996       4,713,595       2,647,894        1,278,329
DWSII Government & Agency Securities Subaccount (Class B)
  (Cost $2,798,428)                                                        233,801       2,887,445       6,103,436        6,267,670

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
DWSII Growth Allocation Subaccount (Class B)
  (Cost $13,242,036)                                                     1,162,687      14,766,123       3,029,923        1,157,720
DWSII High Income Subaccount (Class B)
  (Cost $4,207,438)                                                        520,102       4,061,995       1,235,380        2,102,779
DWSII International Select Equity Subaccount (Class B)
  (Cost $5,732,864)                                                        476,595       7,959,129       1,254,644        1,611,016
DWSII Janus Growth & Income Subaccount (Class B)
  (Cost $1,736,576)                                                        185,126       2,319,626          25,780          200,915
DWSII Large Cap Value Subaccount (Class B)
  (Cost $3,283,088)                                                        218,654       4,198,164         388,423          920,409
DWSII Mid Cap Growth Subaccount (Class B)
  (Cost $742,833)                                                           69,521         928,102           1,099          137,971
DWSII Moderate Allocation Subaccount (Class B)
  (Cost $14,072,888)                                                     1,281,326      15,734,681       1,996,584        2,184,355
DWSII Money Market Subaccount (Class B)
  (Cost $7,233,966)                                                      7,233,966       7,233,966      13,945,630       13,333,887
DWSII Small Cap Growth Subaccount (Class B)
  (Cost $2,849,511)                                                        238,722       3,525,928         157,404          588,895
DWSII Technology Subaccount (Class B) (Cost $1,153,751)                    130,238       1,371,409         377,887          567,693
DWSII Turner Mid Cap Growth Subaccount (Class B)
  (Cost $1,907,639)                                                        200,944       2,463,578         322,465          406,242
Fidelity VIP Contrafund Subaccount (Service Class 2)
  (Cost $13,264,390)                                                       485,731      13,338,169       4,468,026        1,949,317
Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (Cost $437,248)                                         57,745         518,548         119,630          156,458
Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (Cost $13,829,962)                                                       469,881      16,741,860       2,501,347        2,954,353
FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (Cost $12,281,464)                                             712,863      13,736,878       1,852,538        3,114,651
FTVIPT Franklin Small Mid-Cap Growth Securities
  Subaccount (Class 2) (Cost $6,109,891)                                   313,001       7,170,862       1,999,276        1,887,492
FTVIPT Templeton Developing Markets Securities Subaccount
  (Class 2) (Cost $5,978,337)                                              602,266       9,636,258       1,679,397        1,692,542
FTVIPT Templeton Foreign Securities Subaccount (Class 2)
  (Cost $11,540,611)                                                       764,667      15,484,507       3,186,994        3,035,714
Janus Aspen Global Life Sciences Subaccount (Service Shares)
  (Cost $435,627)                                                           57,157         653,877          72,387          227,896
Janus Aspen Global Technology Subaccount (Service Shares)
  (Cost $682,232)                                                          188,646         977,188         143,164          230,796
Janus Aspen Worldwide Growth Subaccount (Service Shares)
  (Cost $322,765)                                                           12,685         444,340          20,386           50,343
LMPVET Aggressive Growth Subaccount (Class I)
  (Cost $5,358,087) (b)                                                    315,659       5,148,397       6,127,197          759,436
LMPVET Aggressive Growth Subaccount (Class II)
  (Cost $9,605,099) (b)                                                    565,991       9,219,999      10,611,076          996,710
LMPVET Appreciation Subaccount (Class I)
  (Cost $1,600,110) (b)                                                     57,567       1,517,463       1,882,641          286,366
LMPVET Equity Index Subaccount (Class II)
  (Cost $7,205,809)                                                        252,551       8,483,186         764,200        1,200,927
LMPVET Fundamental Value Subaccount (Class I)
  (Cost $4,906,602) (b)                                                    205,179       4,450,343       5,161,584          253,909
LMPVET Investors Subaccount (Class I) (Cost $2,045,653)                    153,229       2,531,345         161,813          240,942
LMPVET Large Cap Growth Subaccount (Class I)
  (Cost $2,169,148) (b)                                                    131,139       2,176,915       2,364,636          198,200

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
LMPVET Small Cap Growth Subaccount (Class I)
  (Cost $4,029,414)                                                        307,021       4,614,522         573,196          895,337
LMPVET Social Awareness Subaccount
  (Cost $979,759)                                                           40,571       1,011,028         197,549           69,366
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                               --              --         259,462        4,435,841
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                              --              --          85,047          549,708
LMPVPII Growth and Income Subaccount (Class I)
  (Cost $0) (a)                                                                 --              --         120,039        1,771,433
LMPVPI Large Cap Growth Subaccount (Class I)
  (Cost $0) (a)                                                                 --              --          35,564        2,595,464
LMPVPII Aggressive Growth Subaccount (Class I)
  (Cost $0) (a)                                                                 --              --         153,797        6,146,681
LMPVPII Aggressive Growth Subaccount (Class II)
  (Cost $0) (a)                                                                 --              --         340,163       10,441,992
LMPVET Capital and Income Subaccount (Class II)
  (Cost $7,639,729) (b)                                                    530,290       6,591,493       8,452,406          814,913
LMPVIT Adjustable Rate Income Subaccount
  (Cost $2,543,587)                                                        253,306       2,414,003         563,282          354,620
LMPVPI Total Return Subaccount (Class II) (Cost $0) (a)                         --              --       1,290,098        6,991,356
Lord Abbett Growth and Income Subaccount (Class VC)
  (Cost $0) (a)                                                                 --              --         127,239        9,107,359
Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (Cost $0) (a)                                                                 --              --          90,624       10,432,600
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (Cost $3,353,005)                                                        168,357       3,040,526         571,022          223,390
MIST BlackRock High Yield Subaccount (Class A)
  (Cost $6,298,359)                                                        749,718       6,177,677       4,444,311        1,114,459
MIST BlackRock Large-Cap Core Subaccount (Class E)
  (Cost $4,828,871) (b)                                                    440,349       4,874,665       5,507,162          685,943
MIST BlackRock Large-Cap Core Subaccount (Class A)
  (Cost $0) (a)                                                                 --              --         456,394        5,382,705
MIST Dreman Small-Cap Value Subaccount (Class A)
  (Cost $558,989)                                                           40,375         547,888         482,900           71,316
MIST Harris Oakmark International Subaccount (Class A)
  (Cost $3,328,299)                                                        189,074       3,265,314       1,104,952          924,236
MIST Janus Forty Subaccount (Class A) (Cost $4,848,236)                     65,321       5,474,539       1,357,936          899,404
MIST Lazard Mid-Cap Subaccount (Class B)
  (Cost $210,529) (b)                                                       15,754         190,618         462,056          239,768
MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (Cost $2,721,338)                                              159,643       2,739,478         672,177          296,706
MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (Cost $3,716,033)                                                        311,804       3,938,088         709,863          766,641
MIST Lord Abbett Growth and Income Subaccount (Class B)
  (Cost $13,817,433)                                                       490,861      14,082,798       9,751,471        1,924,591
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (Cost $9,850,744)                                                        460,747       8,975,357      10,643,154          900,778
MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (Cost $1,219,453)                                                        100,319       1,211,849          58,105          185,341
MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (Cost $6,634,686) (b)                                                    579,631       6,891,816       8,215,675        1,618,445
MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (Cost $231,687)                                                           16,157         240,095         154,471           41,896
MIST MFS Emerging Markets Equity Subaccount (Class A)
  (Cost $5,674,266) (b)                                                    493,480       7,096,243       6,196,330          592,902

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
MIST MFS Research International Subaccount (Class B)
  (Cost $1,337,516) (b)                                                     97,226       1,392,276       1,408,895           75,594
MIST MFS Value Subaccount (Class A) (Cost $3,968,200)                      288,398       4,337,512         824,457          508,299
MIST Neuberger Berman Real Estate Subaccount (Class A)
  (Cost $7,387,929)                                                        487,611       6,865,558       1,621,536        2,188,741
MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (Cost $7,342,828)                                              802,484       7,912,496       2,183,386        1,479,945
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
  (Cost $5,709,338) (b)                                                    559,982       6,137,400       6,276,218          578,958
MIST Pioneer Fund Subaccount (Class A) (Cost $596,051)                      43,291         659,316         170,724          333,242
MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (Cost $0) (a)                                                                 --              --          24,226          112,478
MIST Pioneer Strategic Income Subaccount (Class A)
  (Cost $5,987,545)                                                        630,335       6,315,956         818,576        1,103,906
MIST Third Avenue Small Cap Value Subaccount (Class B)
  (Cost $15,596,373)                                                       914,578      14,340,582       9,909,786        2,252,185
MSF BlackRock Aggressive Growth Subaccount (Class D)
  (Cost $3,591,055)                                                        148,670       4,260,890         244,774          617,566
MSF BlackRock Bond Income Subaccount (Class A)
  (Cost $5,431,135)                                                         52,221       5,833,645         667,229        1,046,019
MSF BlackRock Money Market Subaccount (Class A)
  (Cost $29,186,728)                                                       291,866      29,186,728      22,065,675       14,953,167
MSF FI Large Cap Subaccount (Class A) (Cost $3,159,814)                    214,560       3,145,444         391,857          516,894
MSF FI Value Leaders Subaccount (Class D) (Cost $5,135,536)                 25,612       5,014,280         645,934          587,354
MSF MetLife Aggressive Allocation Subaccount (Class B)
  (Cost $1,179,225)                                                        102,348       1,290,604         117,671          373,774
MSF MetLife Conservative Allocation Subaccount (Class B)
  (Cost $413,669)                                                           39,326         437,310         353,156          236,027
MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (Cost $875,036)                                      78,854         909,192         689,137           68,876
MSF MetLife Moderate Allocation Subaccount (Class B)
  (Cost $2,534,609)                                                        233,522       2,792,919         209,854          288,685
MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (Cost $5,347,847)                                   463,617       5,739,582       2,210,524        1,294,716
MSF MFS Total Return Subaccount (Class B)
  (Cost $4,474,813)                                                         30,494       4,666,569       1,488,733          748,963
MSF MFS Total Return Subaccount (Class F)
  (Cost $21,514,588)                                                       148,578      22,799,306       2,200,001        2,533,806
MSF Oppenheimer Global Equity Subaccount (Class B)
  (Cost $23,501,307)                                                     1,482,539      25,855,474       1,705,881        4,819,127
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
  (Cost $1,521,487)                                                        106,867       1,752,614         181,142          366,006
MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (Cost $0) (a)                                            --              --         447,351        3,304,520
MSF Western Asset Management U.S. Government
  Subaccount (Class A) (Cost $2,246,601)                                   189,360       2,365,112         503,293          324,644
PIMCO VIT Real Return Subaccount (Administrative Class)
  (Cost $0) (a)                                                                 --              --         187,127        6,150,591
PIMCO VIT Total Return Subaccount (Administrative Class)
  (Cost $12,744,287)                                                     1,228,080      12,882,254       1,981,375        2,347,553
Pioneer America Income VCT Subaccount (Class II)
  (Cost $0) (c)                                                                 --              --       5,881,461       13,746,119
Pioneer Bond VCT Subaccount (Class II)
  (Cost $7,749,169) (d)                                                    717,811       7,802,514       9,153,129        1,411,898

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
Pioneer Cullen Value VCT Subaccount (Class II)
  (Cost $6,804,347)                                                        564,941       7,660,605       2,699,643          914,848
Pioneer Emerging Markets VCT Subaccount (Class II)
  (Cost $10,916,212)                                                       380,206      16,470,509       5,975,475        4,229,728
Pioneer Equity Income VCT Subaccount (Class II)
  (Cost $14,196,836)                                                       683,616      16,331,575       3,215,488        2,432,584
Pioneer Equity Opportunity VCT Subaccount (Class II)
  (Cost $0) (c)                                                                 --              --       1,578,605        1,715,207
Pioneer Fund VCT Subaccount (Class II) (Cost $15,870,680)                  739,211      18,968,151       6,878,792        3,820,831
Pioneer Global High Yield VCT Subaccount (Class II)
  (Cost $6,272,633)                                                        613,405       5,913,619       3,307,086        1,377,435
Pioneer High Yield VCT Subaccount (Class II)
  (Cost $20,495,496)                                                     1,838,432      20,296,543       6,859,935       10,335,305
Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (Cost $4,646,908)                                  399,238       5,006,445       1,363,192          683,997
Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (Cost $101,545,019)                                         8,598,000     106,701,178      45,498,490        2,093,608
Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (Cost $64,678,779)                                          5,716,754      68,601,047      26,429,455        3,340,173
Pioneer Independence VCT Subaccount (Class II)
  (Cost $3,635,116)                                                        288,181       4,455,274         716,483          787,077
Pioneer International Value VCT Subaccount (Class II)
  (Cost $6,189,731)                                                        409,081       7,608,904       2,812,545        2,451,463
Pioneer Mid Cap Value VCT Subaccount (Class II)
  (Cost $13,708,127)                                                       664,463      12,711,186       3,910,851        3,045,356
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (Cost $4,798,141)                                             414,978       5,411,311       1,199,460        1,285,600
Pioneer Real Estate Shares VCT Subaccount (Class II)
  (Cost $8,479,753)                                                        349,984       8,207,115       2,792,491        3,309,483
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
  (Cost $0) (c)                                                                 --              --       1,537,980        2,710,256
Pioneer Small Cap Value VCT Subaccount (Class II)
  (Cost $8,506,365)                                                        598,981       7,678,933       2,961,296        1,665,601
Pioneer Strategic Income VCT Subaccount (Class II)
  (Cost $17,859,239)                                                     1,648,367      17,851,684       4,514,056        3,573,186
Pioneer Value VCT Subaccount (Class II) (Cost $0) (c)                           --              --       1,130,094        7,871,952
Putnam VT International Equity Subaccount (Class IB)
  (Cost $0) (a)                                                                 --              --         219,532          551,093
Putnam VT Small Cap Value Subaccount (Class IB)
  (Cost $0) (a)                                                                 --              --       1,118,814        9,318,190
Van Kampen LIT Comstock Subaccount (Class II)
  (Cost $6,619,800)                                                        515,702       7,116,687         662,047          827,660
Van Kampen LIT Enterprise Subaccount (Class II)
  (Cost $52,699)                                                             4,163          72,724             950           32,240

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)     NET    INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS     LOWEST TO     ASSETS      INCOME           LOWEST TO        LOWEST TO
                                                (000S)    HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)     HIGHEST (%)
                                                ------   -------------   -------  -------------   ----------------   ---------------
AIM V.I. Mid Cap Core Equity              2007   2,242   1.289 - 1.728     3,758          0.04         1.55 - 2.50     (1.76) - 7.60
  Subaccount (Series II)                  2006   2,637   1.209 - 1.606     4,137          0.69         1.55 - 2.50       8.23 - 9.25
                                          2005   2,898   1.115 - 1.470     4,197          0.30         1.55 - 2.50       3.10 - 7.81
                                          2004   2,579   1.065 - 1.391     3,560          0.03         1.55 - 2.50      6.27 - 11.82
                                          2003     935   1.237 - 1.244     1,161            --         1.55 - 2.50      7.74 - 13.30

AIM V.I. Utilities Subaccount (Series I)  2007   1,144   1.594 - 2.195     2,431          1.89         1.55 - 2.65     17.46 - 18.78
                                          2006   1,160   1.356 - 1.848     2,091          3.67         1.55 - 2.65     22.21 - 23.53
                                          2005     943   1.109 - 1.496     1,383          3.59         1.55 - 2.65    (3.92) - 15.08
                                          2004     384   1.199 - 1.300       494          1.02         1.55 - 2.65      2.65 - 22.21
                                          2003      74   1.064 - 1.066        79          1.78         1.95 - 2.30      7.04 - 12.11

AIM V.I. Capital Appreciation             2007      --   1.231 - 1.527        --            --         1.55 - 2.50       6.29 - 6.63
  Subaccount (Series II) (a)              2006   5,077   1.158 - 1.432     7,131            --         1.55 - 2.50       3.44 - 7.97
                                          2005   4,772   1.118 - 1.371     6,479            --         1.55 - 2.50      5.86 - 12.88
                                          2004   4,273   1.054 - 1.283     5,456            --         1.55 - 2.50       2.42 - 7.11
                                          2003   1,313   1.217 - 1.225     1,606            --         1.55 - 2.50      8.64 - 15.35

Alger American Leveraged AllCap           2007     946   1.808 - 2.061     1,906            --         1.55 - 2.50     29.87 - 31.11
  Subaccount (Class S)                    2006     967   1.388 - 1.572     1,492            --         1.55 - 2.50     16.03 - 17.14
                                          2005     945   1.189 - 1.342     1,250            --         1.55 - 2.50     11.39 - 12.40
                                          2004     713   1.067 - 1.194       843            --         1.55 - 2.50       1.63 - 7.65
                                          2003     187   1.118 - 1.123       209            --         1.70 - 2.50     (0.18) - 9.69

American Funds Global Growth              2007   6,410   1.622 - 2.221    13,165          2.69         1.55 - 2.60     11.86 - 13.09
  Subaccount (Class 2)                    2006   6,431   1.450 - 1.964    11,774          0.86         1.55 - 2.60     11.36 - 18.53
                                          2005   6,136   1.236 - 1.657     9,633          0.71         1.55 - 2.60     11.23 - 12.77
                                          2004   3,899   1.113 - 1.475     5,687          0.40         1.55 - 2.50      3.82 - 12.21
                                          2003     952   1.313 - 1.320     1,253          0.03         1.55 - 2.30      1.85 - 19.80

American Funds Growth-Income              2007  18,808   1.260 - 1.670    29,464          1.48         1.55 - 2.60       2.36 - 3.47
  Subaccount (Class 2)                    2006  19,767   1.231 - 1.614    30,164          1.56         1.55 - 2.60     12.22 - 13.42
                                          2005  19,719   1.097 - 1.423    26,682          1.55         1.55 - 2.60       2.11 - 9.11
                                          2004  10,637   1.065 - 1.366    14,361          1.41         1.55 - 2.50       2.70 - 8.67
                                          2003   2,514   1.249 - 1.257     3,151          1.74         1.55 - 2.50      7.63 - 21.10

American Funds Growth                     2007  18,526   1.443 - 1.916    33,408          0.77         1.55 - 2.60      9.48 - 10.62
  Subaccount (Class 2)                    2006  19,839   1.318 - 1.732    32,381          0.81         1.55 - 2.60       7.33 - 8.52
                                          2005  19,615   1.228 - 1.596    29,726          0.80         1.55 - 2.60     13.33 - 16.76
                                          2004  10,831   1.086 - 1.395    14,959          0.27         1.55 - 2.50      3.43 - 10.80
                                          2003   2,243   1.251 - 1.259     2,817          0.20         1.55 - 2.50      3.97 - 17.16

Credit Suisse Trust Emerging Markets      2007      --   1.640 - 2.801        --            --         1.55 - 2.65       4.39 - 4.79
  Subaccount (a)                          2006   2,258   1.570 - 2.673     5,572          0.57         1.55 - 2.65     29.03 - 30.45
                                          2005   1,943   1.215 - 2.049     3,698          0.74         1.55 - 2.65      0.33 - 27.21
                                          2004   1,220   1.161 - 1.626     1,875          0.46         1.55 - 2.65     16.51 - 28.86
                                          2003      48   1.317 - 1.322        63            --         1.55 - 2.30      4.35 - 22.15

                                                      AS OF DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------  --------------------------------------------------
                                                        UNIT VALUE(1)     NET    INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS     LOWEST TO     ASSETS      INCOME           LOWEST TO        LOWEST TO
                                               (000S)    HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)     HIGHEST (%)
                                               ------   -------------   -------  -------------   ----------------   ---------------
Credit Suisse Trust Global Small Cap     2007     641   1.317 - 1.738     1,071             --        1.55 - 2.65    (6.46) - (5.44)
  Subaccount                             2006     723   1.236 - 1.838     1,280             --        1.55 - 2.65      8.49 - 11.46
                                         2005     399   1.120 - 1.649       629             --        1.55 - 2.65      0.27 - 14.36
                                         2004     284   1.129 - 1.442       394             --        1.55 - 2.65      3.48 - 15.75
                                         2003      27   1.236 - 1.238        34             --        1.95 - 2.30     15.70 - 25.97

Dreyfus MidCap Stock                     2007   3,752   1.223 - 1.499     5,426           0.30        1.55 - 2.65    (1.29) - (0.20)
  Subaccount (Service Shares)            2006   4,155   1.239 - 1.502     6,048           0.18        1.55 - 2.65       4.91 - 6.00
                                         2005   4,350   1.181 - 1.417     5,997             --        1.55 - 2.65    (0.25) - 14.74
                                         2004   3,418   1.114 - 1.321     4,425           0.30        1.55 - 2.65      2.82 - 15.92
                                         2003     767   1.168 - 1.174       898           0.31        1.55 - 2.50      2.98 - 17.10

Dreyfus Socially Responsible Growth      2007     124   1.178 - 1.360       165           0.28        1.55 - 2.50       4.83 - 5.84
  Subaccount (Service Shares)            2006     155   1.122 - 1.285       196             --        1.55 - 2.50       6.24 - 7.35
                                         2005     150   1.054 - 1.197       178           0.24        1.55 - 2.50       0.86 - 2.86
                                         2004      78   1.159 - 1.177        91           0.25        1.55 - 2.50       0.09 - 3.91
                                         2003      18           1.125        20             --        1.95 - 2.10       3.50 - 9.76

Dreyfus VIF Appreciation                 2007   1,462   1.230 - 1.506     2,141           1.52        1.55 - 2.60       4.33 - 5.46
  Subaccount (Initial Shares)            2006   1,535   1.179 - 1.428     2,141           1.51        1.55 - 2.60     13.47 - 14.70
                                         2005   1,556   1.039 - 1.245     1,900           0.02        1.55 - 2.60       0.87 - 3.16
                                         2004   1,270   1.197 - 1.212     1,530           2.04        1.55 - 2.30       2.31 - 4.69
                                         2003     613   1.167 - 1.171       717           2.87        1.55 - 2.10      1.74 - 15.19

Dreyfus VIF Developing Leaders           2007   2,967   0.993 - 1.313     3,712           0.77        1.55 - 2.50  (13.26) - (12.41)
  Subaccount (Initial Shares)            2006   3,271   1.144 - 1.499     4,726           0.41        1.55 - 2.50       1.26 - 2.18
                                         2005   3,570   1.129 - 1.467     5,092             --        1.55 - 2.50      3.17 - 10.90
                                         2004   2,585   1.095 - 1.408     3,609           0.28        1.55 - 2.50      8.62 - 11.62
                                         2003     891   1.276 - 1.285     1,142           0.05        1.55 - 2.50      4.85 - 25.59

DWS VIT Equity 500 Index                 2007   5,707   1.154 - 1.179     6,643           1.13        1.55 - 2.50       2.21 - 3.24
  Subaccount (Class 2)                   2006   5,731   1.126 - 1.142     6,499           0.80        1.55 - 2.65     12.15 - 13.41
                                         2005   6,021   1.004 - 1.007     6,053             --        1.55 - 2.65     (1.18) - 0.70

DWS VIT RREEF Real Estate Securities     2007   2,849   1.426 - 1.830     4,926           0.90        1.55 - 2.65  (18.51) - (17.64)
  Subaccount (Class B)                   2006   3,224   1.750 - 2.222     6,828             --        1.55 - 2.65     33.49 - 34.99
                                         2005   3,495   1.311 - 1.646     5,504           2.84        1.55 - 2.65    (3.73) - 16.90
                                         2004   2,400   1.209 - 1.501     3,514           0.42        1.55 - 2.65      3.11 - 35.46
                                         2003     506   1.160 - 1.166       589             --        1.55 - 2.50      4.29 - 18.19

DWSI Global Opportunities                2007   1,526   1.427 - 2.278     3,319           1.04        1.55 - 2.65       6.08 - 7.25
Subaccount (Class B)                     2006   1,707   1.344 - 2.124     3,473           0.89        1.55 - 2.65     18.75 - 20.00
                                         2005   1,836   1.131 - 1.770     3,142           0.35        1.55 - 2.65      1.16 - 16.61
                                         2004   1,126   1.193 - 1.523     1,662             --        1.55 - 2.65      4.35 - 22.99
                                         2003     274   1.251 - 1.255       344             --        1.70 - 2.30      7.82 - 22.36

DWSII Balanced Subaccount (Class B)      2007   2,730   1.134 - 1.269     3,321           2.87        1.55 - 2.65       1.61 - 2.75
                                         2006   2,690   1.116 - 1.235     3,193           2.20        1.55 - 2.65       7.00 - 8.14
                                         2005   3,592   1.043 - 1.142     3,937           2.71        1.55 - 2.65       1.16 - 2.62
                                         2004   2,934   1.031 - 1.116     3,150           0.36        1.55 - 2.65       1.19 - 4.69
                                         2003     359   1.060 - 1.066       382             --        1.55 - 2.50       3.91 - 6.85

DWSI Bond Subaccount (Class B)           2007      80   1.023 - 1.047        83           4.90        1.55 - 2.45       1.29 - 2.25
                                         2006     117   1.010 - 1.024       119           2.85        1.55 - 2.45       0.20 - 2.71
                                         2005      60   0.992 - 0.997        59             --        1.55 - 2.45     (1.19) - 0.81

                                                       AS OF DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)     NET    INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS     LOWEST TO     ASSETS      INCOME           LOWEST TO        LOWEST TO
                                                (000S)    HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)     HIGHEST (%)
                                                ------   -------------   -------  -------------   ----------------   ---------------
DWSI Capital Growth Subaccount (Class B)  2007   6,350   1.272 - 1.488     9,202           0.25        1.55 - 2.65     9.21 - 10.47
                                          2006   6,909   1.162 - 1.347     9,098           0.21        1.55 - 2.65      5.39 - 6.48
                                          2005   4,625   1.100 - 1.265     5,732           0.25        1.55 - 2.65     4.46 - 11.49
                                          2004   1,365   1.053 - 1.184     1,587           0.10        1.55 - 2.65      2.33 - 6.11
                                          2003     337   1.112 - 1.118       376             --        1.55 - 2.50     4.39 - 10.08

DWSI Growth & Income                      2007   3,469   1.124 - 1.411     4,672           0.88        1.55 - 2.65   (1.71) - (0.56)
  Subaccount (Class B)                    2006   3,833   1.142 - 1.419     5,211           0.60        1.55 - 2.65     0.88 - 11.56
                                          2005   2,907   1.100 - 1.272     3,530           0.96        1.55 - 2.65     2.80 - 10.60
                                          2004   1,738   1.079 - 1.222     2,045           0.26        1.55 - 2.65     1.85 - 10.77
                                          2003     409   1.124 - 1.130       461             --        1.55 - 2.50     4.54 - 13.72

DWSI Health Care Subaccount (Class B)     2007   1,399   1.222 - 1.490     2,006             --        1.55 - 2.65     9.88 - 11.11
                                          2006   1,532   1.110 - 1.341     1,984             --        1.55 - 2.65      0.54 - 4.20
                                          2005   1,859   1.091 - 1.287     2,336             --        1.55 - 2.65    (0.63) - 6.66
                                          2004   1,418   1.037 - 1.210     1,681             --        1.55 - 2.65     0.78 - 11.15
                                          2003     483   1.119 - 1.125       542             --        1.55 - 2.50     1.44 - 11.12

DWSII International Subaccount (Class B)  2007   2,484   1.739 - 2.151     5,139           2.02        1.55 - 2.65    11.26 - 12.50
                                          2006   2,654   1.563 - 1.912     4,913           1.47        1.55 - 2.65     2.47 - 23.51
                                          2005   2,015   1.280 - 1.548     3,017           1.22        1.55 - 2.65     8.44 - 15.99
                                          2004   1,537   1.135 - 1.359     2,029           0.52        1.55 - 2.65     9.31 - 14.96
                                          2003     247   1.182 - 1.187       293             --        1.55 - 2.30     1.28 - 17.79

DWSII Strategic Income                    2007   3,027   1.120 - 1.207     3,476           5.66        1.55 - 2.65      2.25 - 3.45
  Subaccount (Class B)                    2006   3,200   1.093 - 1.173     3,569           4.66        1.55 - 2.65      5.92 - 7.10
                                          2005   4,592   1.031 - 1.100     4,816           6.75        1.55 - 2.65    (0.94) - 0.38
                                          2004   2,822   1.037 - 1.058     2,955             --        1.55 - 2.65     5.60 - 10.94
                                          2003     520   0.982 - 0.987       512             --        1.55 - 2.50    (0.10) - 3.79

DWSII Blue Chip Subaccount (Class B)      2007   2,910   1.210 - 1.639     4,515           0.70        1.55 - 2.65      0.45 - 1.55
                                          2006   3,352   1.204 - 1.614     5,161           0.44        1.55 - 2.65    12.15 - 13.42
                                          2005   3,966   1.072 - 1.423     5,453           0.65        1.55 - 2.65   (0.46) - 12.18
                                          2004   2,330   1.109 - 1.318     2,958           0.15        1.55 - 2.65     7.34 - 13.82
                                          2003     581   1.152 - 1.158       671             --        1.55 - 2.50     5.18 - 16.53

DWSII Conservative Allocation             2007   5,288   1.099 - 1.203     6,281           2.04        1.55 - 2.65      1.93 - 3.08
  Subaccount (Class B)                    2006   5,911   1.077 - 1.167     6,827           1.14        1.55 - 2.65      3.84 - 7.17
                                          2005   5,124   1.015 - 1.089     5,547             --        1.55 - 2.65      0.30 - 4.76
                                          2004   1,540   1.056 - 1.060     1,630             --        1.55 - 2.45      0.47 - 5.59

DWSII Core Fixed Income                   2007   6,255   1.007 - 1.077     6,532           3.94        1.55 - 2.65      1.00 - 2.11
  Subaccount (Class B)                    2006   6,799   0.997 - 1.060     6,979           3.21        1.55 - 2.65      1.22 - 2.36
                                          2005   6,920   0.985 - 1.041     6,972           2.88        1.55 - 2.65    (0.81) - 0.30
                                          2004   6,328   0.993 - 1.015     6,373           1.59        1.55 - 2.65      1.52 - 3.64
                                          2003   1,455   0.985 - 0.991     1,437             --        1.55 - 2.50    (1.50) - 2.92

DWSII Davis Venture Value                 2007   7,213   1.192 - 1.581    11,042           0.34        1.55 - 2.65      1.43 - 2.53
  Subaccount (Class B)                    2006   8,072   1.174 - 1.542    12,119           0.28        1.55 - 2.65    11.38 - 12.64
                                          2005   8,869   1.054 - 1.369    11,845           0.36        1.55 - 2.65   (0.35) - 11.05
                                          2004   6,497   1.066 - 1.273     8,146           0.01        1.55 - 2.65      1.94 - 9.65
                                          2003   1,041   1.154 - 1.161     1,205             --        1.55 - 2.50     5.55 - 15.11

                                                       AS OF DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)     NET    INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS     LOWEST TO     ASSETS      INCOME           LOWEST TO        LOWEST TO
                                                (000S)    HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)     HIGHEST (%)
                                                ------   -------------   -------  -------------   ----------------   ---------------
DWSII Dreman High Return Equity           2007   8,965   1.138 - 1.547    13,211           1.05        1.55 - 2.65   (4.77) - (3.67)
  Subaccount (Class B)                    2006   9,449   1.194 - 1.606    14,551           1.28        1.55 - 2.65    11.28 - 16.38
                                          2005   7,389   1.165 - 1.380     9,823           1.17        1.55 - 2.65    (0.25) - 8.04
                                          2004   5,095   1.113 - 1.304     6,498           0.57        1.55 - 2.65     3.77 - 12.50
                                          2003     800   1.159 - 1.165       929             --        1.55 - 2.50     8.99 - 18.37

DWSII Dreman Small Mid Cap Value          2007   4,622   1.306 - 2.067     9,058           0.59        1.55 - 2.65    (0.07) - 1.13
  Subaccount (Class B)                    2006   5,080   1.305 - 2.044     9,922           0.38        1.55 - 2.65    21.35 - 22.62
                                          2005   5,312   1.075 - 1.667     8,507           0.34        1.55 - 2.65   (0.87) - 14.30
                                          2004   3,925   1.165 - 1.542     5,901           0.24        1.55 - 2.65     3.52 - 23.66
                                          2003     788   1.241 - 1.247       981             --        1.55 - 2.50     5.97 - 21.88

DWSII Global Thematic                     2007   2,281   1.540 - 2.137     4,713           0.23        1.55 - 2.65      3.02 - 4.24
  Subaccount (Class B)                    2006   1,889   1.493 - 2.050     3,734           0.20        1.55 - 2.65    26.31 - 27.65
                                          2005   1,843   1.181 - 1.606     2,844             --        1.55 - 2.65     0.17 - 22.10
                                          2004   1,126   1.122 - 1.332     1,451           0.35        1.55 - 2.65     2.57 - 14.26
                                          2003     185   1.178 - 1.183       219             --        1.55 - 2.30     4.15 - 17.66

DWSII Government & Agency Securities      2007   2,711   1.032 - 1.089     2,887           3.91        1.55 - 2.65      2.69 - 3.93
  Subaccount (Class B)                    2006   2,931   1.005 - 1.054     3,014           3.60        1.55 - 2.65      1.10 - 2.15
                                          2005   3,460   0.994 - 1.037     3,493           3.49        1.55 - 2.65    (0.58) - 0.69
                                          2004   3,316   0.998 - 1.015     3,343           0.98        1.55 - 2.65    (0.10) - 2.67
                                          2003     489   0.992 - 0.998       486             --        1.55 - 2.50    (0.30) - 1.74

DWSII Growth Allocation                   2007  11,361   1.171 - 1.320    14,764           1.89        1.55 - 2.55      2.90 - 3.94
  Subaccount (Class B)                    2006  10,427   1.138 - 1.270    13,088           0.76        1.55 - 2.65     9.66 - 10.92
                                          2005   9,972   1.036 - 1.145    11,336             --        1.55 - 2.65      1.27 - 8.10
                                          2004   2,461   1.093 - 1.097     2,695             --        1.55 - 2.45      0.64 - 8.43

DWSII High Income Subaccount (Class B)    2007   3,177   1.144 - 1.319     4,061           7.87        1.55 - 2.65   (2.14) - (1.05)
                                          2006   4,075   1.169 - 1.333     5,309           7.72        1.55 - 2.65      7.25 - 8.46
                                          2005   4,385   1.090 - 1.229     5,280          11.26        1.55 - 2.65    (0.45) - 3.52
                                          2004   3,479   1.082 - 1.207     4,131           4.49        1.55 - 2.65     0.67 - 11.89
                                          2003   1,081   1.088 - 1.094     1,180             --        1.55 - 2.50     4.69 - 10.66

DWSII International Select Equity         2007   3,764   1.757 - 2.224     7,958           2.24        1.55 - 2.65    13.14 - 14.40
  Subaccount (Class B)                    2006   4,304   1.553 - 1.944     8,024           1.58        1.55 - 2.65    21.80 - 23.12
                                          2005   4,187   1.275 - 1.579     6,374           2.31        1.55 - 2.65     0.62 - 15.19
                                          2004   3,414   1.148 - 1.407     4,698           0.21        1.55 - 2.65    14.09 - 16.09
                                          2003     443   1.206 - 1.212       535             --        1.55 - 2.50     9.78 - 20.30

DWSII Janus Growth & Income               2007   1,598   1.300 - 1.501     2,319           0.19        1.55 - 2.65      3.42 - 4.60
  Subaccount (Class B)                    2006   1,687   1.257 - 1.435     2,353           0.22        1.55 - 2.65      5.10 - 6.30
                                          2005   1,755   1.196 - 1.350     2,311             --        1.55 - 2.65     4.61 - 10.02
                                          2004   1,716   1.099 - 1.227     2,082             --        1.55 - 2.65     7.23 - 11.10
                                          2003     578   1.116 - 1.122       647             --        1.55 - 2.50     6.26 - 12.00

DWSII Large Cap Value                     2007   2,731   1.311 - 1.581     4,197           1.39        1.55 - 2.65     9.80 - 11.03
  Subaccount (Class B)                    2006   3,182   1.191 - 1.424     4,424           1.16        1.55 - 2.65    11.90 - 13.20
                                          2005   3,201   1.061 - 1.258     3,958           1.37        1.55 - 2.65    (0.93) - 5.55
                                          2004   2,718   1.080 - 1.258     3,390           0.73        1.55 - 2.50      2.29 - 7.98
                                          2003   1,057   1.159 - 1.165     1,229             --        1.55 - 2.50     6.79 - 16.30

                                                 AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------    --------------------------------------------------
                                                 UNIT VALUE(1)       NET       INVESTMENT(2)  EXPENSE RATIO(3)    TOTAL RETURN(4)
                                         UNITS     LOWEST TO       ASSETS         INCOME         LOWEST TO           LOWEST TO
                                         (000S)   HIGHEST ($)      ($000S)       RATIO (%)      HIGHEST (%)         HIGHEST (%)
                                         ------   ------------    --------     -------------  ----------------    ---------------
DWSII Mid Cap Growth            2007      609     1.317 - 1.555       928            --         1.55 - 2.65           5.11 - 6.29
 Subaccount (Class B)           2006      685     1.253 - 1.463       987            --         1.55 - 2.65           6.67 - 8.85
                                2005      463     1.164 - 1.344       609            --         1.55 - 2.65         11.71 - 12.91
                                2004      303     1.042 - 1.191       352            --         1.55 - 2.65         (2.70) - 7.03
                                2003      199     1.162 - 1.165       232            --         1.90 - 2.30          4.77 - 12.04

DWSII Moderate Allocation       2007   12,677     1.214 - 1.260    15,732          2.28         1.55 - 2.65           2.36 - 3.45
 Subaccount (Class B)           2006   13,356     1.186 - 1.218    16,084          0.89         1.55 - 2.65           8.01 - 9.24
                                2005   14,836     1.098 - 1.115    16,427            --         1.55 - 2.65         (0.18) - 6.03
                                2004    3,029     1.073 - 1.078     3,258            --         1.55 - 2.65           0.37 - 7.61

DWSII Money Market Subaccount   2007    7,000     1.003 - 1.047     7,233          4.35         1.55 - 2.65           1.91 - 2.95
 (Class B)                      2006    6,577     0.983 - 1.017     6,647          4.21         1.55 - 2.65           1.53 - 2.62
                                2005    4,663     0.967 - 0.996     4,572          2.40         1.55 - 2.65         (0.20) - 0.92
                                2004    6,157     0.968 - 0.987     6,018          0.59         1.55 - 2.65       (1.93) - (0.60)
                                2003    3,174     0.987 - 0.992     3,140          0.14         1.55 - 2.50         (1.00) - 0.00

DWSII Small Cap Growth          2007    2,609     1.162 - 1.396     3,525            --         1.55 - 2.65           3.01 - 4.18
 Subaccount (Class B)           2006    2,870     1.128 - 1.340     3,737            --         1.55 - 2.65           1.99 - 3.24
                                2005    2,914     1.106 - 1.298     3,694            --         1.55 - 2.65           1.19 - 7.41
                                2004    1,844     1.064 - 1.235     2,233            --         1.55 - 2.65          5.24 - 10.60
                                2003      434     1.129 - 1.135       491            --         1.55 - 2.50        (1.56) - 12.62

DWSII Technology Subaccount     2007    1,040     1.138 - 1.372     1,371            --         1.55 - 2.65         10.92 - 12.09
 (Class B)                      2006    1,157     1.025 - 1.224     1,369            --         1.55 - 2.65       (8.95) - (1.13)
                                2005    1,468     1.045 - 1.238     1,773          0.10         1.55 - 2.65           0.58 - 7.40
                                2004    1,154     1.043 - 1.217     1,379            --         1.55 - 2.65        (1.07) - 12.15
                                2003      473     1.212 - 1.217       574            --         1.70 - 2.50          0.66 - 20.63

DWSII Turner Mid Cap Growth     2007    1,369     1.496 - 1.869     2,463            --         1.55 - 2.65         21.82 - 23.20
 Subaccount (Class B)           2006    1,511     1.127 - 1.517     2,212            --         1.55 - 2.65           3.45 - 4.62
                                2005    1,496     1.088 - 1.450     2,112            --         1.55 - 2.65        (0.25) - 10.69
                                2004    1,267     1.096 - 1.324     1,648            --         1.55 - 2.65          7.94 - 17.60
                                2003      325     1.209 - 1.215       394            --         1.55 - 2.50        (1.54) - 19.04

Fidelity VIP Contrafund         2007    6,947     1.559 - 2.046    13,336          0.74         1.55 - 2.60         14.30 - 15.46
 Subaccount (Service Class 2)   2006    7,245     1.364 - 1.772    12,145          1.01         1.55 - 2.60           7.00 - 9.72
                                2005    6,669     1.257 - 1.615    10,287          0.10         1.55 - 2.60          4.80 - 16.54
                                2004    3,673     1.109 - 1.406     5,111          0.10         1.55 - 2.50          9.80 - 13.39
                                2003      800     1.232 - 1.240       989            --         1.55 - 2.50          5.92 - 16.45

Fidelity VIP Dynamic Capital    2007      319     1.418 - 1.654       518          0.11         1.55 - 2.50           4.08 - 5.08
 Appreciation Subaccount        2006      373     1.361 - 1.574       580          0.23         1.55 - 2.50         10.95 - 12.03
                                2005      378     1.225 - 1.405       526            --         1.55 - 2.50         17.70 - 18.87
                                2004      343     1.164 - 1.182       404            --         1.55 - 2.50         (0.93) - 7.57
                                2003       76     1.181 - 1.185        90            --         1.55 - 2.10          8.02 - 11.93

Fidelity VIP Mid Cap            2007    7,201     1.715 - 2.529    16,739          0.49         1.55 - 2.60         12.38 - 13.56
 Subaccount (Service Class 2)   2006    8,001     1.521 - 2.227    16,457          0.17         1.55 - 2.60          9.51 - 10.63
                                2005    7,583     1.384 - 2.013    14,291            --         1.55 - 2.60          6.96 - 20.22
                                2004    3,822     1.229 - 1.732     6,490            --         1.55 - 2.50          2.31 - 22.75
                                2003      529     1.402 - 1.411       745            --         1.55 - 2.50         12.40 - 29.56

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)     NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                              UNITS       LOWEST TO     ASSETS      INCOME         LOWEST TO         LOWEST TO
                                              (000S)     HIGHEST ($)    ($000S)    RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                              ------    -------------   -------  -------------  ----------------  ---------------
FTVIPT Franklin Rising Dividends       2007    9,468    1.176 - 1.495    13,735      2.36          1.55 - 2.50    (5.11) - (4.23)
 Securities Subaccount (Class 2)       2006   10,451    1.238 - 1.561    15,927      1.03          1.55 - 2.50       0.00 - 15.37
                                       2005   10,170    1.083 - 1.353    13,569      0.90          1.55 - 2.50        0.84 - 4.86
                                       2004    8,803    1.072 - 1.329    11,625      0.63          1.55 - 2.50        5.09 - 9.29
                                       2003    2,494    1.208 - 1.216     3,024      0.01          1.55 - 2.50      10.80 - 15.13

FTVIPT Franklin Small Mid-Cap Growth   2007    4,212    1.279 - 1.772     7,170        --          1.55 - 2.50        8.45 - 9.52
 Securities Subaccount (Class 2)       2006    4,338    1.178 - 1.618     6,843        --          1.55 - 2.50      (0.66) - 7.21
                                       2005    4,117    1.110 - 1.512     6,114        --          1.55 - 2.50        2.22 - 6.12
                                       2004    3,296    1.087 - 1.465     4,794        --          1.55 - 2.50       2.70 - 11.03
                                       2003    1,007    1.326 - 1.335     1,341        --          1.55 - 2.50       8.16 - 21.98

FTVIPT Templeton Developing Markets    2007    2,839    2.319 - 3.645     9,635      2.29          1.55 - 2.60      25.46 - 26.83
 Securities Subaccount (Class 2)       2006    3,107    1.842 - 2.874     8,293      1.12          1.55 - 2.60      15.15 - 26.11
                                       2005    2,898    1.470 - 2.279     6,199      1.26          1.55 - 2.60      10.69 - 25.50
                                       2004    1,567    1.264 - 1.816     2,820      1.77          1.55 - 2.50      20.32 - 22.79
                                       2003      176    1.472 - 1.479       260      0.09          1.55 - 2.30      10.66 - 32.50

FTVIPT Templeton Foreign               2007    7,281    1.650 - 2.303    15,482      1.97          1.55 - 2.60      12.57 - 13.67
 Securities Subaccount (Class 2)       2006    7,524    1.467 - 2.026    14,166      1.26          1.55 - 2.60      17.07 - 19.60
                                       2005    6,693    1.239 - 1.694    10,686      1.16          1.55 - 2.60       4.76 - 10.49
                                       2004    3,696    1.158 - 1.562     5,739      0.99          1.55 - 2.50       9.56 - 16.74
                                       2003      947    1.330 - 1.338     1,264      0.02          1.55 - 2.50      14.52 - 21.33

Janus Aspen Global Life Sciences       2007      359    1.796 - 1.860       654        --          1.55 - 2.30       7.01 - 19.85
 Subaccount (Service Shares)           2006      445    1.499 - 1.552       678        --          1.55 - 2.50        3.67 - 4.65
                                       2005      519    1.446 - 1.483       759        --          1.55 - 2.50       9.63 - 10.67
                                       2004      554    1.319 - 1.340       736        --          1.55 - 2.50       0.23 - 12.42
                                       2003      163    1.186 - 1.192       193        --          1.55 - 2.30       6.33 - 16.80

Janus Aspen Global Technology          2007      535    1.433 - 1.918       977      0.32          1.55 - 2.50     (3.32) - 19.80
 Subaccount (Service Shares)           2006      564    1.206 - 1.601       876        --          1.55 - 2.40        5.24 - 6.17
                                       2005      586    1.146 - 1.508       860        --          1.55 - 2.40       1.60 - 16.99
                                       2004      516    1.054 - 1.373       700        --          1.55 - 2.30      (1.74) - 2.55
                                       2003      195    1.379 - 1.386       270        --          1.55 - 2.30       3.98 - 33.66

Janus Aspen Worldwide Growth           2007      270    1.604 - 1.677       444      0.56          1.55 - 2.50        6.65 - 7.64
 Subaccount (Service Shares)           2006      284    1.504 - 1.558       436      1.64          1.55 - 2.50       8.51 - 16.18
                                       2005      281    1.315 - 1.341       372      1.19          1.55 - 2.30        3.22 - 3.95
                                       2004      307    1.274 - 1.290       394      1.04          1.55 - 2.30        1.74 - 2.87
                                       2003      189    1.248 - 1.254       236      0.48          1.55 - 2.30       8.04 - 13.96

LMPVET Aggressive Growth
 Subaccount (Class I) (b)              2007    3,441    1.192 - 1.602     5,148        --          1.55 - 2.60    (5.08) - (4.42)

LMPVET Aggressive Growth
 Subaccount (Class II) (b)             2007    6,200    1.177 - 1.566     9,219        --          1.55 - 2.60      (5.13) - 2.51

LMPVET Appreciation
 Subaccount (Class I) (b)              2007      977    1.276 - 1.591     1,517      1.01          1.55 - 2.50        2.22 - 2.84

LMPVET Equity Index                    2007    5,611    1.253 - 1.581     8,482      1.55          1.55 - 2.50        2.37 - 3.27
 Subaccount (Class II)                 2006    6,128    1.224 - 1.531     9,015      1.33          1.55 - 2.50      12.22 - 13.41
                                       2005    6,558    1.089 - 1.350     8,557      1.35          1.55 - 2.50        1.70 - 5.37
                                       2004    4,922    1.072 - 1.316     6,410      2.02          1.55 - 2.50        7.56 - 8.94
                                       2003    1,436    1.204 - 1.212     1,736      2.05          1.55 - 2.50       5.41 - 19.82


                                                     AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                             ---------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)      NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                             UNITS      LOWEST TO      ASSETS      INCOME         LOWEST TO          LOWEST TO
                                             (000S)    HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------    -------  -------------  ----------------   ---------------
LMPVET Fundamental Value
 Subaccount (Class I) (b)             2007    2,837   1.223 - 1.659     4,450       1.22        1.55 - 2.50      (5.70) - (5.04)

LMPVET Investors Subaccount           2007    1,529   1.305 - 1.730     2,531       1.24        1.55 - 2.60        (4.61) - 2.31
 (Class I)                            2006    1,599   1.308 - 1.691     2,607       1.71        1.55 - 2.50        15.32 - 16.46
                                      2005    1,517   1.129 - 1.452     2,168       1.22        1.55 - 2.50         3.89 - 11.01
                                      2004    1,415   1.228 - 1.385     1,942       1.97        1.55 - 2.50          5.30 - 8.78
                                      2003      601   1.268 - 1.274       763       2.89        1.55 - 2.30         1.92 - 15.61

LMPVET Large Cap Growth
 Subaccount (Class I) (b)             2007    1,562   1.077 - 1.426     2,177       0.04        1.55 - 2.50      (1.16) - (0.56)

LMPVET Small Cap Growth               2007    2,390   1.411 - 2.013     4,614         --        1.55 - 2.40          7.38 - 8.28
 Subaccount (Class I)                 2006    2,668   1.314 - 1.859     4,787         --        1.55 - 2.40         9.99 - 11.05
                                      2005    2,725   1.194 - 1.674     4,428         --        1.55 - 2.50         2.50 - 11.48
                                      2004    1,987   1.168 - 1.621     3,189         --        1.55 - 2.30        12.51 - 26.00
                                      2003      511   1.423 - 1.430       729         --        1.55 - 2.30        17.67 - 27.74

LMPVET Social Awareness Subaccount    2007      816   1.216 - 1.263     1,011       1.37        1.55 - 2.60          8.03 - 9.21
                                      2006      837   1.121 - 1.162       951       0.53        1.55 - 2.60          3.03 - 6.05
                                      2005      728   1.065 - 1.102       781       0.86        1.55 - 2.60          0.66 - 6.85
                                      2004      471   1.045 - 1.077       492       1.90        1.55 - 2.05         3.77 - 12.19

LMPVPI All Cap Subaccount             2007       --   1.296 - 1.747        --       0.28        1.55 - 2.50          4.66 - 4.92
 (Class I) (a)                        2006    2,657   1.238 - 1.665     4,177       1.38        1.55 - 2.50        15.19 - 16.27
                                      2005    2,675   1.074 - 1.432     3,649       1.04        1.55 - 2.50          1.45 - 4.78
                                      2004    1,847   1.059 - 1.398     2,560       0.84        1.55 - 2.50         5.04 - 11.47
                                      2003      395   1.304 - 1.311       516       0.41        1.55 - 2.30         5.91 - 18.39

LMPVPI All Cap Subaccount             2007       --   1.241 - 1.261        --       0.04        1.55 - 2.30          1.80 - 5.60
 (Class II) (a)                       2006      388   1.187 - 1.203       465       2.11        1.55 - 2.30         3.58 - 16.01
                                      2005       14   1.035 - 1.037        15       0.66        1.55 - 1.70          1.47 - 3.19

LMPVPII Growth and Income             2007       --   1.244 - 1.547        --       0.06        1.55 - 2.50          4.13 - 4.46
 Subaccount (Class I) (a)             2006    1,129   1.193 - 1.481     1,641       0.39        1.55 - 2.50         9.66 - 11.10
                                      2005    1,167   1.083 - 1.338     1,542       0.39        1.55 - 2.50          1.01 - 2.06
                                      2004      992   1.291 - 1.311     1,292       1.25        1.55 - 2.50         1.48 - 10.14
                                      2003      381   1.223 - 1.229       467       0.40        1.55 - 2.30         5.61 - 13.22

LMPVPI Large Cap Growth               2007       --   1.087 - 1.434        --         --        1.55 - 2.50          3.83 - 4.16
 Subaccount (Class I) (a)             2006    1,821   1.045 - 1.377     2,458         --        1.55 - 2.50          1.68 - 2.68
                                      2005    1,844   1.023 - 1.341     2,433       0.02        1.55 - 2.50          2.67 - 3.55
                                      2004    1,712   0.992 - 1.295     2,194       0.28        1.55 - 2.50        (2.00) - 7.80
                                      2003      336   1.300 - 1.308       439       0.01        1.55 - 2.50         1.72 - 16.79

LMPVPII Aggressive Growth             2007       --   1.253 - 1.676        --         --        1.55 - 2.60          3.20 - 3.52
 Subaccount (Class I) (a)             2006    3,808   1.213 - 1.619     5,771         --        1.55 - 2.60          8.25 - 9.39
                                      2005    4,110   1.117 - 1.480     5,627         --        1.55 - 2.60         0.38 - 13.21
                                      2004    2,364   1.056 - 1.368     3,189         --        1.55 - 2.50         0.82 - 15.16
                                      2003      544   1.267 - 1.274       692         --        1.55 - 2.30         6.27 - 14.00

LMPVPII Aggressive Growth             2007       --   1.239 - 1.640        --         --        1.55 - 2.50          3.16 - 3.47
 Subaccount (Class II) (a)            2006    6,384   1.201 - 1.585     9,731         --        1.55 - 2.50        (0.83) - 9.08
                                      2005    5,744   1.112 - 1.453     8,186         --        1.55 - 2.50         6.94 - 17.18
                                      2004    5,307   1.325 - 1.346     7,099         --        1.55 - 2.50          2.37 - 7.08
                                      2003    2,029   1.249 - 1.257     2,544         --        1.55 - 2.50         4.59 - 14.84

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)      NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS      LOWEST TO       ASSETS     INCOME         LOWEST TO          LOWEST TO
                                              (000S)    HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------   -------------    -------  -------------  ----------------  -----------------
LMPVET Capital and Income
 Subaccount (Class II) (b)            2007    5,008   1.086 - 1.372     6,585         1.17        1.55 - 2.75         (0.91) - 0.00

LMPVIT Adjustable Rate Income         2007    2,392   0.993 - 1.026     2,414         4.88        1.55 - 2.40       (1.09) - (0.19)
 Subaccount                           2006    2,257   1.003 - 1.028     2,291         4.42        1.55 - 2.40           1.60 - 2.49
                                      2005    2,407   0.986 - 1.003     2,395         4.07        1.55 - 2.40           0.00 - 0.80
                                      2004    1,236   0.985 - 0.999     1,223         1.50        1.55 - 2.40       (0.90) - (0.10)
                                      2003      334   0.997 - 0.999       333         0.70        1.55 - 2.10           0.00 - 0.10

LMPVPI Total Return                   2007       --   1.096 - 1.372        --         0.61        1.55 - 2.75           2.15 - 2.85
 Subaccount (Class II) (a)            2006    4,276   1.069 - 1.334     5,559         2.06        1.55 - 2.75          4.06 - 10.52
                                      2005    3,594   1.065 - 1.207     4,305         1.63        1.55 - 2.50           0.43 - 4.12
                                      2004    3,513   1.172 - 1.191     4,165         1.84        1.55 - 2.50           5.78 - 6.82
                                      2003    1,629   1.108 - 1.115     1,812         0.61        1.55 - 2.50           2.68 - 7.99

Lord Abbett Growth and Income         2007       --   1.308 - 1.682        --           --        1.55 - 2.60           3.62 - 3.89
 Subaccount (Class VC) (a)            2006    5,613   1.262 - 1.619     8,597         1.26        1.55 - 2.60         14.21 - 15.48
                                      2005    5,714   1.105 - 1.402     7,631         1.26        1.55 - 2.60           0.63 - 4.74
                                      2004    2,428   1.099 - 1.379     3,320         1.61        1.55 - 2.50          0.18 - 11.21
                                      2003      412   1.235 - 1.243       511         1.40        1.55 - 2.50          9.44 - 15.72

Lord Abbett Mid-Cap Value             2007       --   1.468 - 1.995        --           --        1.55 - 2.60          9.80 - 10.22
 Subaccount (Class VC) (a)            2006    5,462   1.337 - 1.810     9,350         0.51        1.55 - 2.60          9.41 - 10.50
                                      2005    5,561   1.222 - 1.638     8,648         0.58        1.55 - 2.60          4.00 - 10.59
                                      2004    2,444   1.160 - 1.537     3,719         0.56        1.55 - 2.50          0.87 - 22.18
                                      2003      470   1.250 - 1.258       589         1.16        1.55 - 2.50         13.17 - 19.98

MIST Batterymarch Mid-Cap Stock       2007    1,734   1.302 - 1.792     3,040         0.31        1.55 - 2.60           3.33 - 4.43
 Subaccount (Class A)                 2006    1,723   1.260 - 1.716     2,909           --        1.55 - 2.60       (5.48) - (4.77)

MIST BlackRock High Yield             2007    4,862   1.153 - 1.331     6,177         6.22        1.44 - 2.49           0.17 - 1.14
 Subaccount (Class A)                 2006    2,483   1.151 - 1.316     3,167           --        1.55 - 2.60           4.64 - 5.45

MIST BlackRock Large-Cap Core
 Subaccount (Class E) (b)             2007    3,040   1.415 - 1.724     4,874           --        1.55 - 2.60       (0.77) - (0.06)

MIST BlackRock Large-Cap Core         2007       --   1.426 - 1.725        --         0.71        1.55 - 2.60           4.53 - 4.86
 Subaccount (Class A) (a)             2006    3,242   1.364 - 1.645     5,006           --        1.55 - 2.60           5.17 - 5.92

MIST Dreman Small-Cap Value           2007      421   1.286 - 1.322       548           --        1.55 - 2.60       (8.40) - (1.89)
 Subaccount (Class A)                 2006      116   1.342 - 1.356       156         0.76        1.55 - 2.20           6.17 - 6.60

MIST Harris Oakmark International     2007    1,793   1.477 - 1.924     3,265         0.90        1.54 - 2.59       (3.40) - (2.34)
 Subaccount (Class A)                 2006    1,852   1.529 - 1.970     3,430           --        1.51 - 2.56          9.45 - 10.57

MIST Janus Forty Subaccount           2007    2,714   1.717 - 2.172     5,474         0.17        1.55 - 2.60         27.09 - 28.44
 (Class A)                            2006    2,877   1.351 - 1.691     4,533           --        1.55 - 2.60           1.87 - 2.55

MIST Lazard Mid-Cap
 Subaccount (Class B) (b)             2007      171   1.102 - 1.127       191           --        1.55 - 2.40      (13.47) - (7.55)

MIST Legg Mason Partners Managed      2007    2,235   1.206 - 1.240     2,739         2.52        1.55 - 2.60           3.59 - 4.73
 Assets Subaccount (Class A)          2006    2,140   1.160 - 1.186     2,511           --        1.55 - 2.60           4.94 - 8.91

                                                      AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                              --------------------------------  ----------------------------------------------------
                                                      UNIT VALUE(1)      NET    INVESTMENT(2)    EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO      ASSETS      INCOME           LOWEST TO         LOWEST TO
                                              (000S)   HIGHEST ($)     ($000S)    RATIO (%)        HIGHEST (%)       HIGHEST (%)
                                              ------  -------------    -------  -------------    ----------------  -----------------
MIST Lord Abbett Bond Debenture       2007    2,922   1.180 - 1.387     3,937        5.60         1.55 - 2.40            4.33 - 5.24
 Subaccount (Class A)                 2006    3,066   1.131 - 1.318     3,953          --         1.55 - 2.40            4.24 - 5.79

MIST Lord Abbett Growth and Income    2007   12,851   1.084 - 1.104    14,081        0.45         1.30 - 2.35            1.31 - 2.41
 Subaccount (Class B)                 2006    5,975   1.070 - 1.078     6,422          --         1.30 - 2.35            6.89 - 7.69

MIST Lord Abbett Mid-Cap Value        2007    8,508   1.043 - 1.062     8,974        0.02         1.55 - 2.60       (10.78) - (0.93)
 Subaccount (Class B)                 2006      136   1.067 - 1.072       145          --         1.55 - 2.30           8.64 - 13.87

MIST Met/AIM Capital Appreciation     2007      777   1.267 - 1.596     1,212        0.09         1.55 - 2.60           9.04 - 10.14
 Subaccount (Class A)                 2006      854   1.162 - 1.449     1,207        0.18         1.55 - 2.60        (1.86) - (1.16)

MIST Met/AIM Capital Appreciation
 Subaccount (Class E) (b)             2007    4,478   1.262 - 1.574     6,891          --         1.55 - 2.50            2.45 - 3.08

MIST Met/AIM Small Cap Growth         2007      175   1.365 - 1.388       240          --         1.55 - 2.20          (7.16) - 9.72
 Subaccount (Class A)                 2006       93   1.252 - 1.265       117          --         1.55 - 2.20        (1.18) - (0.71)

MIST MFS Emerging Markets Equity
 Subaccount (Class A) (b)             2007    2,220   2.040 - 3.509     7,095          --         1.55 - 2.65          24.32 - 25.28

MIST MFS Research International
 Subaccount (Class B) (b)             2007      611   1.776 - 2.326     1,392          --         1.55 - 2.50            2.07 - 4.49

MIST MFS Value Subaccount (Class A)   2007    2,971   1.425 - 1.475     4,337          --         1.55 - 2.60            4.86 - 5.96
                                      2006    2,750   1.357 - 1.399     3,800        1.29         1.55 - 2.60           9.71 - 10.56

MIST Neuberger Berman Real Estate     2007    6,745   1.006 - 1.024     6,864        1.11         1.55 - 2.60      (17.00) - (16.13)
 Subaccount (Class A)                 2006    7,891   1.212 - 1.221     9,607          --         1.55 - 2.60          20.84 - 21.73

MIST Oppenheimer Capital              2007    7,005   1.117 - 1.134     7,911          --         1.55 - 2.50          11.48 - 12.50
 Appreciation Subaccount              2006    6,714   1.002 - 1.008     6,757          --         1.55 - 2.50           0.80 - 10.44
 (Class B)

MIST PIMCO Inflation Protected
 Bond Subaccount (Class A) (b)        2007    5,208   1.117 - 1.214     6,136          --         1.55 - 2.60            5.58 - 6.30

MIST Pioneer Fund Subaccount          2007      437   1.312 - 1.606       659        0.98         1.55 - 2.50            2.40 - 3.41
 (Class A)                            2006      534   1.280 - 1.553       787          --         1.55 - 2.50           6.91 - 10.95

MIST Pioneer Mid-Cap Value            2007       --   1.267 - 1.286        --        0.42         1.55 - 2.30          10.08 - 10.48
 Subaccount (Class A) (a)             2006       80   1.151 - 1.164        93        0.27         1.55 - 2.30            4.90 - 9.83

MIST Pioneer Strategic Income         2007    5,237   1.176 - 1.222     6,315        0.67         1.55 - 2.60            3.90 - 5.00
 Subaccount (Class A)                 2006    5,401   1.131 - 1.170     6,233        4.78         1.55 - 2.60            2.85 - 3.57

MIST Third Avenue Small Cap Value     2007   14,692   0.965 - 0.983    14,338        0.60         1.55 - 2.60       (10.42) - (4.47)
 Subaccount (Class B)                 2006    8,025   1.022 - 1.029     8,232          --         1.55 - 2.60            1.89 - 5.67

MSF BlackRock Aggressive Growth       2007    2,444   1.301 - 1.791     4,260          --         1.55 - 2.50          17.41 - 18.61
 Subaccount (Class D)                 2006    2,614   1.106 - 1.510     3,869          --         1.55 - 2.50          (2.93) - 9.61

MSF BlackRock Bond Income             2007    5,316   1.044 - 1.114     5,833        3.36         1.55 - 2.60            3.56 - 4.70
 Subaccount (Class A)                 2006    5,754   1.006 - 1.064     6,054          --         1.55 - 2.60            3.17 - 3.91

                                                        AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                        UNIT VALUE(1)     NET     INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS      LOWEST TO      ASSETS      INCOME          LOWEST TO         LOWEST TO
                                               (000S)    HIGHEST ($)     ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------   -------------    -------  -------------   ----------------  ----------------
MSF BlackRock Money Market             2007    27,728   1.023 - 1.069    29,182       4.94         1.55 - 2.90          0.29 - 3.38
 Subaccount (Class A)                  2006    21,570   0.999 - 1.034    22,072       3.30         1.55 - 2.90          0.69 - 2.27

MSF FI Large Cap Subaccount            2007     2,266   1.170 - 1.427     3,145       0.16         1.55 - 2.50          1.34 - 2.37
 (Class A)                             2006     2,475   1.153 - 1.394     3,366         --         1.55 - 2.50          0.75 - 1.38

MSF FI Value Leaders Subaccount        2007     3,442   1.212 - 1.519     5,013       0.84         1.55 - 2.60          1.34 - 2.50
 (Class D)                             2006     3,679   1.196 - 1.482     5,259         --         1.55 - 2.60          1.96 - 2.63

MSF MetLife Aggressive Allocation      2007     1,205   1.064 - 1.078     1,290       0.07         1.55 - 2.35          0.85 - 1.60
 Subaccount (Class B)                  2006     1,415   1.055 - 1.061     1,496         --         1.55 - 2.35          5.29 - 8.49

MSF MetLife Conservative Allocation    2007       406   1.070 - 1.084       437         --         1.55 - 2.35          0.75 - 3.93
 Subaccount (Class B)                  2006       288   1.037 - 1.043       299         --         1.55 - 2.35          3.07 - 4.20

MSF MetLife Conservative to Moderate   2007       844   1.070 - 1.083       909         --         1.55 - 2.30        (0.74) - 3.14
 Allocation Subaccount (Class B)       2006       254   1.046 - 1.050       267         --         1.55 - 2.05          4.39 - 4.79

MSF MetLife Moderate Allocation        2007     2,600   1.068 - 1.084     2,792       0.01         1.55 - 2.40          1.81 - 2.75
 Subaccount (Class B)                  2006     2,621   1.049 - 1.055     2,754         --         1.55 - 2.40          4.69 - 8.25

MSF MetLife Moderate to Aggressive     2007     5,340   1.066 - 1.084     5,739       0.04         1.55 - 2.50          1.23 - 2.26
 Allocation Subaccount (Class B)       2006     4,367   1.053 - 1.060     4,611         --         1.55 - 2.50          5.09 - 5.79

MSF MFS Total Return                   2007     4,279   1.074 - 1.099     4,666       1.87         1.55 - 2.90        (3.63) - 2.52
 Subaccount (Class B)                  2006     3,714   1.064 - 1.072     3,969         --         1.55 - 2.65          6.08 - 6.88

MSF MFS Total Return                   2007    16,679   1.210 - 1.419    22,796       1.97         1.55 - 2.60          1.50 - 2.60
 Subaccount (Class F)                  2006    17,476   1.189 - 1.383    23,413         --         1.55 - 2.60          6.20 - 6.88

MSF Oppenheimer Global Equity          2007    23,646   1.081 - 1.101    25,851       0.90         1.55 - 2.60          3.15 - 4.66
 Subaccount (Class B)                  2006    26,606   1.044 - 1.052    27,903         --         1.39 - 2.54          4.82 - 5.62

MSF T. Rowe Price Large Cap Growth     2007     1,533   1.131 - 1.149     1,752       0.20         1.55 - 2.50          6.50 - 7.48
 Subaccount (Class B)                  2006     1,682   1.062 - 1.069     1,795         --         1.55 - 2.50          6.41 - 9.79

MSF Western Asset Management High      2007        --   1.163 - 1.199        --      10.31         1.55 - 2.60          3.42 - 3.82
 Yield Bond Subaccount (Class A) (a)   2006     2,683   1.124 - 1.157     3,074         --         1.55 - 2.60          5.55 - 6.37

MSF Western Asset Management U.S.      2007     2,164   1.074 - 1.117     2,365       2.56         1.40 - 2.45          0.83 - 2.89
 Government Subaccount (Class A)       2006     2,009   1.046 - 1.091     2,145         --         1.40 - 2.35          2.95 - 3.47

PIMCO VIT Real Return                  2007        --   1.058 - 1.141        --       1.55         1.55 - 2.60          1.72 - 1.98
 Subaccount (Administrative            2006     5,412   1.040 - 1.119     5,903       4.23         1.55 - 2.60      (1.89) - (0.80)
 Class) (a)                            2005     5,654   1.056 - 1.128     6,256       2.87         1.55 - 2.60        (0.45) - 0.95
                                       2004     3,029   1.057 - 1.122     3,375       1.13         1.55 - 2.50        (0.28) - 7.16
                                       2003       631   1.041 - 1.047       659       0.36         1.55 - 2.30        (1.23) - 3.47

PIMCO VIT Total Return                 2007    11,365   1.095 - 1.155    12,880       4.80         1.55 - 2.60          5.98 - 7.04
 Subaccount (Administrative Class)     2006    12,017   1.030 - 1.079    12,782       4.42         1.55 - 2.60          1.15 - 2.83
                                       2005    12,105   1.014 - 1.055    12,645       3.50         1.55 - 2.60        (0.10) - 1.17
                                       2004     7,234   1.011 - 1.046     7,525       1.93         1.55 - 2.50          0.19 - 3.26
                                       2003     2,401   1.007 - 1.013     2,427       1.50         1.55 - 2.50        (1.65) - 1.00

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------  -------------------------------------------------
                                                         UNIT VALUE(1)     NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO      ASSETS     INCOME         LOWEST TO          LOWEST TO
                                                (000S)    HIGHEST ($)    ($000S)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                ------   -------------   -------  -------------  ----------------   ---------------
Pioneer America Income VCT               2007       --   1.022 - 1.077        --      3.94          1.55 - 2.70         2.22 - 3.79
 Subaccount (Class II) (c)               2006    7,615   0.993 - 1.042     7,758      4.42          1.55 - 2.70         0.61 - 3.07
                                         2005   10,145   0.985 - 1.031    10,216      4.46          1.55 - 2.50       (0.70) - 0.61
                                         2004    7,468   0.990 - 1.034     7,513      5.11          1.55 - 2.50       (0.29) - 1.51
                                         2003    2,327   0.989 - 0.995     2,311      2.52          1.55 - 2.50       (1.59) - 0.51

Pioneer Bond VCT Subaccount              2007    7,151   1.090 - 1.092     7,801      0.65          1.55 - 2.70         9.00 - 9.20
 (Class II) (d)

Pioneer Cullen Value VCT                 2007    5,893   1.278 - 1.312     7,659      0.81          1.55 - 2.50       (0.46) - 4.79
 Subaccount (Class II)                   2006    4,467   1.232 - 1.252     5,558      0.16          1.55 - 2.50        1.73 - 15.29
                                         2005    1,889   1.078 - 1.086     2,046        --          1.55 - 2.50        1.03 - 12.09

Pioneer Emerging Markets VCT             2007    4,034   2.826 - 4.474    16,468      0.34          1.55 - 2.60       14.77 - 40.25
 Subaccount (Class II)                   2006    3,716   2.031 - 3.190    11,210      0.32          1.55 - 2.50        3.83 - 33.42
                                         2005    3,244   1.740 - 2.391     7,510      0.46          1.55 - 2.50       28.70 - 35.54
                                         2004    2,014   1.737 - 1.764     3,534      0.75          1.55 - 2.50       14.59 - 16.82
                                         2003      421   1.501 - 1.510       634        --          1.55 - 2.50       12.08 - 38.95

Pioneer Equity Income VCT                2007    9,956   1.347 - 1.703    16,329      2.29          1.55 - 2.60     (3.23) - (0.99)
 Subaccount (Class II)                   2006    9,773   1.382 - 1.720    16,413      2.39          1.55 - 2.50        0.65 - 20.28
                                         2005    9,224   1.159 - 1.430    12,986      2.15          1.55 - 2.50         2.95 - 3.85
                                         2004    7,598   1.125 - 1.377    10,402      2.38          1.55 - 2.50        6.82 - 14.27
                                         2003    2,613   1.197 - 1.205     3,141      1.56          1.55 - 2.50        8.23 - 12.41

Pioneer Equity Opportunity VCT           2007       --   1.343 - 1.377        --      0.22          1.55 - 2.50      (4.12) - 10.07
 Subaccount (Class II) (c)               2006      140   1.236 - 1.251       175      0.42          1.55 - 2.20        7.51 - 17.46
                                         2005       34   1.058 - 1.065        36        --          1.55 - 2.40       (0.28) - 8.90

Pioneer Fund VCT Subaccount (Class II)   2007   11,868   1.310 - 1.633    18,965      1.02          1.55 - 2.50         0.07 - 3.16
                                         2006    9,837   1.281 - 1.583    15,314      1.11          1.55 - 2.50        2.16 - 14.63
                                         2005    9,980   1.128 - 1.381    13,612      1.10          1.55 - 2.50         3.30 - 7.25
                                         2004   11,740   1.090 - 1.324    15,481      1.06          1.55 - 2.50        7.07 - 10.08
                                         2003    4,059   1.205 - 1.213     4,914      0.73          1.55 - 2.50        3.77 - 13.58

Pioneer Global High Yield VCT            2007    5,196   1.065 - 1.154     5,913      8.03          1.55 - 2.90       (4.31) - 0.52
 Subaccount (Class II)                   2006    3,913   1.075 - 1.148     4,453      7.30          1.55 - 2.70        6.09 - 10.28
                                         2005    1,172   1.033 - 1.041     1,215      4.98          1.55 - 2.50       (0.10) - 5.71

Pioneer High Yield VCT                   2007   15,329   1.074 - 1.357    20,293      5.07          1.55 - 2.70         2.78 - 3.98
 Subaccount (Class II)                   2006   18,441   1.044 - 1.305    23,702      5.31          1.55 - 2.70         5.03 - 6.62
                                         2005   19,659   1.083 - 1.224    23,830      5.26          1.55 - 2.50       (0.83) - 3.85
                                         2004   28,870   1.087 - 1.223    35,120      5.10          1.55 - 2.50         2.64 - 6.16
                                         2003   12,367   1.145 - 1.152    14,223      3.47          1.55 - 2.50        6.79 - 10.03

Pioneer Ibbotson Aggressive Allocation   2007    4,015   1.233 - 1.266     5,006      1.20          1.55 - 2.50       (6.65) - 3.60
 VCT Subaccount (Class II)               2006    3,555   1.202 - 1.222     4,301      0.25          1.55 - 2.50        6.67 - 12.63
                                         2005      890   1.077 - 1.085       961        --          1.55 - 2.50        0.28 - 10.76

Pioneer Ibbotson Growth Allocation VCT   2007   88,486   1.089 - 1.230   106,682      1.02          1.55 - 2.90         2.74 - 4.06
Subaccount (Class II)                    2006   52,900   1.060 - 1.182    61,685      0.13          1.55 - 2.90        4.02 - 10.99
                                         2005    5,531   1.056 - 1.065     5,872        --          1.55 - 2.60         1.72 - 8.92

Pioneer Ibbotson Moderate Allocation     2007   58,479   1.076 - 1.190    68,590      1.00          1.55 - 2.90         2.57 - 4.02
 VCT Subaccount (Class II)               2006   38,675   1.049 - 1.144    43,825      0.30          1.55 - 2.90         4.59 - 8.95
                                         2005   12,754   1.042 - 1.050    13,374        --          1.55 - 2.60         2.96 - 6.54

                                                         AS OF DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                                      ------------------------   ---------------------------------------------------
                                                      UNIT VALUE(1)      NET     INVESTMENT(2)  EXPENSE RATIO(3)    TOTAL RETURN(4)
                                              UNITS     LOWEST TO       ASSETS      INCOME         LOWEST TO           LOWEST TO
                                              (000S)   HIGHEST ($)     ($000S)     RATIO (%)      HIGHEST (%)         HIGHEST (%)
                                              ------  -------------    -------   -------------  ----------------   -----------------
Pioneer Independence VCT              2007    3,271   1.231 - 1.394     4,455         --          1.55 - 2.50            4.71 - 5.77
 Subaccount (Class II)                2006    3,273   1.170 - 1.318     4,237         --          1.55 - 2.50           6.35 - 12.28
                                      2005    3,363   1.095 - 1.228     4,090       0.66          1.55 - 2.50          (0.87) - 1.66
                                      2004    4,349   1.083 - 1.208     5,236         --          1.55 - 2.50            3.35 - 9.95
                                      2003    1,756   1.146 - 1.154     2,023         --          1.55 - 2.50            3.79 - 9.41

Pioneer International Value VCT       2007    3,453   1.729 - 2.295     7,608       0.31          1.55 - 2.60           9.43 - 11.46
 Subaccount (Class II)                2006    3,248   1.575 - 2.059     6,534       0.27          1.55 - 2.50          16.87 - 20.69
                                      2005    1,486   1.316 - 1.706     2,492       0.07          1.55 - 2.50           5.82 - 17.71
                                      2004    1,595   1.480 - 1.504     2,386       0.42          1.55 - 2.50          14.27 - 16.59
                                      2003      595   1.282 - 1.290       766         --          1.55 - 2.50           5.25 - 20.67

Pioneer Mid Cap Value VCT             2007    6,894   1.354 - 1.928    12,709       0.59          1.55 - 2.50            2.73 - 3.71
 Subaccount (Class II)                2006    7,037   1.317 - 1.859    12,609         --          1.55 - 2.50           9.51 - 10.52
                                      2005    7,261   1.202 - 1.682    11,878       0.21          1.55 - 2.50            4.61 - 5.99
                                      2004    5,831   1.146 - 1.587     9,198       0.28          1.55 - 2.50           5.77 - 19.86
                                      2003    2,156   1.315 - 1.324     2,846         --          1.55 - 2.50           3.05 - 20.36

Pioneer Oak Ridge Large Cap Growth    2007    4,373   1.197 - 1.257     5,410       0.20          1.55 - 2.50            5.48 - 6.44
 VCT Subaccount (Class II)            2006    4,381   1.134 - 1.181     5,114       0.03          1.55 - 2.50            0.26 - 7.27
                                      2005    3,119   1.130 - 1.167     3,607       0.14          1.55 - 2.50         (1.61) - 10.44
                                      2004    1,678   1.072 - 1.095     1,832         --          1.55 - 2.50           5.62 - 10.81

Pioneer Real Estate Shares            2007    4,258   1.470 - 2.035     8,206       2.53          1.55 - 2.50      (29.06) - (20.35)
 VCT Subaccount (Class II)            2006    4,860   1.859 - 2.555    12,050       2.37          1.55 - 2.50          33.12 - 34.40
                                      2005    4,560   1.393 - 1.901     8,515       3.12          1.55 - 2.50          12.02 - 21.74
                                      2004    3,952   1.310 - 1.681     6,610       3.79          1.55 - 2.50          10.25 - 33.31
                                      2003    1,409   1.253 - 1.261     1,773       3.75          1.55 - 2.50           1.78 - 21.61

Pioneer Small and Mid Cap Growth      2007       --   1.275 - 1.388        --         --          1.55 - 2.50          17.32 - 18.23
 VCT Subaccount (Class II) (c)        2006    1,245   1.086 - 1.174     1,446         --          1.55 - 2.50           0.17 - 12.46
                                      2005    1,306   1.032 - 1.106     1,434         --          1.55 - 2.50            1.97 - 4.56
                                      2004      881   1.012 - 1.074       943         --          1.55 - 2.50          (0.28) - 9.64

Pioneer Small Cap Value VCT           2007    4,417   1.251 - 1.797     7,678       0.51          1.55 - 2.50        (9.48) - (8.60)
 Subaccount (Class II)                2006    4,708   1.378 - 1.966     9,032         --          1.55 - 2.50           4.08 - 12.41
                                      2005    4,265   1.251 - 1.749     7,340         --          1.55 - 2.50           8.39 - 16.15
                                      2004    3,723   1.574 - 1.599     5,922         --          1.55 - 2.50          16.94 - 18.01
                                      2003    1,448   1.346 - 1.355     1,957         --          1.55 - 2.50           4.56 - 20.61

Pioneer Strategic Income VCT          2007   14,162   1.060 - 1.301    17,849       5.15          1.55 - 2.90            1.24 - 4.50
 Subaccount (Class II)                2006   13,805   1.026 - 1.245    16,828       5.19          1.55 - 2.75            1.38 - 4.62
                                      2005   12,651   1.099 - 1.190    14,888       5.57          1.55 - 2.50          (0.70) - 0.93
                                      2004    9,365   1.098 - 1.179    10,984       5.69          1.55 - 2.50            2.81 - 8.26
                                      2003    2,460   1.082 - 1.089     2,673       3.35          1.55 - 2.50            3.73 - 8.18

Pioneer Value VCT                     2007       --   1.239 - 1.528        --       2.67          1.55 - 2.50          (0.68) - 0.13
 Subaccount (Class II) (c)            2006    4,868   1.247 - 1.526     7,301       0.21          1.55 - 2.50          12.26 - 13.29
                                      2005    5,042   1.110 - 1.347     6,704       0.09          1.55 - 2.50          (0.87) - 5.49
                                      2004    3,659   1.086 - 1.307     4,756       0.05          1.55 - 2.50            6.35 - 9.65
                                      2003      669   1.184 - 1.192       796       0.03          1.55 - 2.50           3.66 - 12.62

                                                   AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------  ---------------------------------------------------
                                                 UNIT VALUE(1)       NET    INVESTMENT(2)   EXPENSE RATIO(3)    TOTAL RETURN(4)
                                         UNITS     LOWEST TO       ASSETS      INCOME          LOWEST TO           LOWEST TO
                                         (000S)   HIGHEST ($)      ($000S)    RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                         ------  -------------     -------  -------------   ----------------    ---------------
Putnam VT International Equity   2007       --   2.143 - 2.226        --        2.62         1.55 - 2.50            7.91 - 8.27
 Subaccount (Class IB) (a)       2006      173   1.986 - 2.056       349        0.60         1.55 - 2.50           9.24 - 25.75
                                 2005      164   1.603 - 1.635       265        1.48         1.55 - 2.30           9.64 - 10.47
                                 2004      181   1.462 - 1.480       266        1.24         1.55 - 2.30          13.60 - 14.37
                                 2003      122   1.287 - 1.294       157          --         1.55 - 2.30           7.21 - 21.47

Putnam VT Small Cap Value        2007       --   1.509 - 2.310        --        0.55         1.55 - 2.60            6.46 - 6.80
 Subaccount (Class IB) (a)       2006    4,291   1.416 - 2.163     8,583        0.32         1.55 - 2.60           7.03 - 15.48
                                 2005    3,995   1.235 - 1.873     7,076        0.15         1.55 - 2.60           3.87 - 13.11
                                 2004    2,173   1.195 - 1.777     3,821        0.22         1.55 - 2.50          14.46 - 24.27
                                 2003      614   1.425 - 1.430       876          --         1.55 - 2.10          16.78 - 32.40

Van Kampen LIT Comstock          2007    4,583   1.233 - 1.642     7,116        1.57         1.55 - 2.60        (4.86) - (3.86)
 Subaccount (Class II)           2006    4,764   1.296 - 1.708     7,724        1.27         1.55 - 2.60          13.09 - 14.25
                                 2005    4,753   1.146 - 1.495     6,794        0.73         1.55 - 2.60            1.53 - 6.87
                                 2004    2,034   1.131 - 1.458     2,942        0.46         1.55 - 2.50           0.27 - 15.62
                                 2003      579   1.253 - 1.261       728          --         1.55 - 2.50           6.55 - 14.43

Van Kampen LIT Enterprise        2007       49   1.436 - 1.501        73        0.17         1.55 - 2.50           9.70 - 10.69
 Subaccount (Class II)           2006       70   1.309 - 1.356        93        0.19         1.55 - 2.50            4.14 - 5.20
                                 2005       83   1.257 - 1.289       105        0.54         1.55 - 2.50            5.19 - 6.18
                                 2004      102   1.195 - 1.214       123        0.15         1.55 - 2.50            1.27 - 2.19
                                 2003      135   1.180 - 1.188       160          --         1.55 - 2.50           4.33 - 15.34

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each-period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                     This page is intentionally left blank.

6.   SCHEDULES OF ACCUMULATION UNITS

     FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                             AIM V.I.                                                       AIM V.I.
                                       MID CAP CORE EQUITY              AIM V.I. UTILITIES            CAPITAL APPRECIATION
                                      SUBACCOUNT (SERIES II)           SUBACCOUNT (SERIES I)         SUBACCOUNT (SERIES II)
                                    -------------------------       -------------------------      --------------------------
                                      2007             2006            2007           2006           2007 (a)         2006
                                    ---------       ---------       ---------       ---------      ----------       ---------
Accumulation units beginning
 of year                            2,636,698       2,897,737       1,160,456         943,225       5,076,653       4,772,428
Accumulation units issued and
 transferred from other
 funding options                      175,918         304,787          85,898         332,490          91,871         975,187
Accumulation units redeemed
 and transferred to other
 funding options                     (570,487)       (565,826)       (102,153)       (115,259)     (5,168,524)       (670,962)
                                    ---------       ---------       ---------       ---------      ----------       ---------
Accumulation units end of year      2,242,129       2,636,698       1,144,201       1,160,456              --       5,076,653
                                    =========       =========       =========       =========      ==========       =========

                                                                         CREDIT SUISSE TRUST           CREDIT SUISSE TRUST
                                        AMERICAN FUNDS GROWTH              EMERGING MARKETS             GLOBAL SMALL CAP
                                         SUBACCOUNT (CLASS 2)                 SUBACCOUNT                   SUBACCOUNT
                                    ---------------------------       -------------------------       ---------------------
                                       2007             2006           2007 (a)          2006          2007          2006
                                    ----------       ----------       ---------       ---------       -------       -------
Accumulation units beginning
 of year                            19,838,707       19,615,007       2,257,629       1,942,825       723,480       398,988
Accumulation units issued and
 transferred from other
 funding options                     1,290,646        2,400,948          33,782         654,269         3,330       420,394
Accumulation units redeemed
 and transferred to other
 funding options                    (2,602,901)      (2,177,248)     (2,291,411)       (339,465)      (86,169)      (95,902)
                                    ----------       ----------       ---------       ---------       -------       -------
Accumulation units end of year      18,526,452       19,838,707              --       2,257,629       640,641       723,480
                                    ==========       ==========       =========       =========       =======       =======

                                          DREYFUS VIF                                                     DWS VIT RREEF
                                       DEVELOPING LEADERS           DWS VIT EQUITY 500 INDEX          REAL ESTATE SECURITIES
                                   SUBACCOUNT (INITIAL SHARES)        SUBACCOUNT (CLASS 2)             SUBACCOUNT (CLASS B)
                                   ---------------------------      ------------------------          -----------------------
                                       2007            2006            2007           2006             2007           2006
                                    ---------       ---------       ---------      ----------       ---------       ---------
Accumulation units beginning
 of year                            3,270,787       3,569,797       5,731,105       6,020,791       3,224,038       3,495,191
Accumulation units issued and
 transferred from other
 funding options                      303,418         484,583          88,288         836,209         232,379         232,329
Accumulation units redeemed
 and transferred to other
 funding options                     (606,920)       (783,593)       (112,607)     (1,125,895)       (607,574)       (503,482)
                                    ---------       ---------       ---------      ----------       ---------       ---------
Accumulation units end of year      2,967,285       3,270,787       5,706,786       5,731,105       2,848,843       3,224,038
                                    =========       =========       =========      ==========       =========       =========

(a)  For the period January 1, 2007 to April 27, 2007.
(b)  For the period April 30, 2007 to December 31, 2007.
(c)  For the period January 1, 2007 to November 9, 2007.
(d)  For the period November 12, 2007 to December 31, 2007.

                                         ALGER AMERICAN                 AMERICAN FUNDS                   AMERICAN FUNDS
                                        LEVERAGED ALLCAP                GLOBAL GROWTH                    GROWTH-INCOME
                                      SUBACCOUNT (CLASS S)           SUBACCOUNT (CLASS 2)             SUBACCOUNT (CLASS 2)
                                    ------------------------       ------------------------       ---------------------------
                                      2007         2006             2007            2006             2007             2006
                                    -------      ----------       ---------       ---------       ----------       ----------
Accumulation units beginning
 of year                            966,995         945,444       6,430,706       6,136,147       19,766,844       19,719,392
Accumulation units issued and
 transferred from other
 funding options                     62,529       2,093,816         835,418       1,077,691        1,295,794        1,670,899
Accumulation units redeemed
 and transferred to other
 funding options                    (83,604)     (2,072,265)       (856,595)       (783,132)      (2,254,532)      (1,623,447)
                                    -------      ----------       ---------       ---------       ----------       ----------
Accumulation units end of year      945,920         966,995       6,409,529       6,430,706       18,808,106       19,766,844
                                    =======      ==========       =========       =========       ==========       ==========

                                                                       DREYFUS SOCIALLY
                                       DREYFUS MIDCAP STOCK           RESPONSIBLE GROWTH             DREYFUS VIF APPRECIATION
                                    SUBACCOUNT (SERVICE SHARES)   SUBACCOUNT (SERVICE SHARES)       SUBACCOUNT (INITIAL SHARES)
                                    ---------------------------   ---------------------------       ---------------------------
                                      2007              2006        2007                2006          2007               2006
                                    ---------         ---------   -------             -------       ---------         ---------
Accumulation units beginning
 of year                            4,155,088         4,349,713   154,951             150,267       1,535,481         1,556,002
Accumulation units issued and
 transferred from other
 funding options                      112,144           248,103     1,741               6,099          87,970           129,273
Accumulation units redeemed
 and transferred to other
 funding options                     (515,219)         (442,728)  (33,163)             (1,415)       (161,683)         (149,794)
                                    ---------         ---------   -------             -------       ---------         ---------
Accumulation units end of year      3,752,013         4,155,088   123,529             154,951       1,461,768         1,535,481
                                    =========         =========   =======             =======       =========         =========

                                    DWSI GLOBAL OPPORTUNITIES             DWSII BALANCED                  DWSI BOND
                                       SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       ---------------------
                                      2007            2006            2007            2006           2007          2006
                                    ---------       ---------       ---------      ----------       -------       -------
Accumulation units beginning
 of year                            1,706,923       1,836,229       2,690,417       3,592,307       116,701        59,568
Accumulation units issued and
 transferred from other
 funding options                      135,592         343,757         261,328         166,104        11,167        90,783
Accumulation units redeemed
 and transferred to other
 funding options                     (316,054)       (473,063)       (221,735)     (1,067,994)      (47,717)      (33,650)
                                    ---------       ---------       ---------      ----------       -------       -------
Accumulation units end of year      1,526,461       1,706,923       2,730,010       2,690,417        80,151       116,701
                                    =========       =========       =========      ==========       =======       =======

                                       DWSI CAPITAL GROWTH            DWSI GROWTH & INCOME              DWSI HEALTH CARE
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007            2006            2007            2006            2007            2006
                                    ---------      ----------       ---------       ---------       ---------       ---------
Accumulation units beginning
 of year                            6,909,126       4,624,551       3,832,574       2,906,782       1,531,946       1,858,896
Accumulation units issued and
 transferred from other
 funding options                      275,857       4,291,351         134,006       1,378,367         271,599         397,418
Accumulation units redeemed
 and transferred to other
 funding options                     (834,540)     (2,006,776)       (497,749)       (452,575)       (404,337)       (724,368)
                                    ---------      ----------       ---------       ---------       ---------       ---------
Accumulation units end of year      6,350,443       6,909,126       3,468,831       3,832,574       1,399,208       1,531,946
                                    =========      ==========       =========       =========       =========       =========

                                              DWSII
                                      CONSERVATIVE ALLOCATION        DWSII CORE FIXED INCOME        DWSII DAVIS VENTURE VALUE
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007            2006            2007            2006            2007            2006
                                   ----------      ----------       ---------       ---------      ----------      ----------
                                    C>
Accumulation units beginning
 of year                            5,911,140       5,124,460       6,799,153       6,920,095       8,072,146       8,868,840
Accumulation units issued and
 transferred from other
 funding options                      719,468       1,824,806         302,107         660,883       1,390,211       1,778,511
Accumulation units redeemed
 and transferred to other
 funding options                   (1,342,273)     (1,038,126)       (846,074)       (781,825)     (2,249,390)     (2,575,205)
                                   ----------      ----------       ---------       ---------      ----------      ----------
Accumulation units end of year      5,288,335       5,911,140       6,255,186       6,799,153       7,212,967       8,072,146
                                   ==========      ==========       =========       =========      ==========      ==========

                                        DWSII GOVERNMENT &
                                        AGENCY SECURITIES             DWSII GROWTH ALLOCATION            DWSII HIGH INCOME
                                       SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)             SUBACCOUNT (CLASS B)
                                    -------------------------       ---------------------------       -------------------------
                                      2007            2006             2007             2006            2007            2006
                                   ----------       ---------       ----------       ----------      ----------      ----------
Accumulation units beginning
 of year                            2,930,894       3,460,249       10,427,447        9,971,960       4,075,112       4,384,835
Accumulation units issued and
 transferred from other
 funding options                    5,740,657         469,958        1,495,083          905,657         684,585         900,583
Accumulation units redeemed
 and transferred to other
 funding options                   (5,960,848)       (999,313)        (561,352)        (450,170)     (1,583,112)     (1,210,306)
                                   ----------       ---------       ----------       ----------      ----------      ----------
Accumulation units end of year      2,710,703       2,930,894       11,361,178       10,427,447       3,176,585       4,075,112
                                   ==========       =========       ==========       ==========      ==========      ==========

(a)  For the period January 1, 2007 to April 27, 2007.
(b)  For the period April 30, 2007 to December 31, 2007.
(c)  For the period January 1, 2007 to November 9, 2007.
(d)  For the period November 12, 2007 to December 31, 2007.

                                       DWSII INTERNATIONAL           DWSII STRATEGIC INCOME             DWSII BLUE CHIP
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------      --------------------------
                                      2007            2006            2007            2006            2007            2006
                                    ---------       ---------       ---------      ----------      ----------      ----------
Accumulation units beginning
 of year                            2,654,147       2,015,370       3,199,784       4,592,161       3,352,322       3,966,272
Accumulation units issued and
 transferred from other
 funding options                      163,187       1,037,598         307,196         414,495       1,660,299       2,605,880
Accumulation units redeemed
 and transferred to other
 funding options                     (333,163)       (398,821)       (479,595)     (1,806,872)     (2,102,388)     (3,219,830)
                                    ---------       ---------       ---------      ----------      ----------      ----------
Accumulation units end of year      2,484,171       2,654,147       3,027,385       3,199,784       2,910,233       3,352,322
                                    =========       =========       =========      ==========      ==========      ==========

                                           DWSII DREMAN                   DWSII DREMAN
                                        HIGH RETURN EQUITY            SMALL MID CAP VALUE            DWSII GLOBAL THEMATIC
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007            2006            2007            2006            2007            2006
                                    ---------      ----------       ---------       ---------       ---------       ---------
Accumulation units beginning
 of year                            9,449,003       7,389,166       5,080,452       5,312,475       1,889,284       1,842,569
Accumulation units issued and
 transferred from other
 funding options                      444,030       3,190,023         172,051         316,717         958,053         708,704
Accumulation units redeemed
 and transferred to other
 funding options                     (928,308)     (1,130,186)       (630,444)       (548,740)       (566,267)       (661,989)
                                    ---------      ----------       ---------       ---------       ---------       ---------
Accumulation units end of year      8,964,725       9,449,003       4,622,059       5,080,452       2,281,070       1,889,284
                                    =========      ==========       =========       =========       =========       =========

                                       DWSII INTERNATIONAL                DWSII JANUS
                                          SELECT EQUITY                 GROWTH & INCOME              DWSII LARGE CAP VALUE
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007            2006            2007            2006            2007            2006
                                    ---------       ---------       ---------       ---------       ---------       ---------
Accumulation units beginning
 of year                            4,303,878       4,186,813       1,687,493       1,755,025       3,181,624       3,201,469
Accumulation units issued and
 transferred from other
 funding options                      215,650       1,061,345          24,805          98,402         119,487         377,954
Accumulation units redeemed
 and transferred to other
 funding options                     (755,492)       (944,280)       (114,348)       (165,934)       (570,043)       (397,799)
                                    ---------       ---------       ---------       ---------       ---------       ---------
Accumulation units end of year      3,764,036       4,303,878       1,597,950       1,687,493       2,731,068       3,181,624
                                    =========       =========       =========       =========       =========       =========

                                     DWSII MID CAP GROWTH        DWSII MODERATE ALLOCATION           DWSII MONEY MARKET
                                     SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    ---------------------       ---------------------------      ----------------------------
                                     2007          2006            2007             2006             2007             2006
                                    -------       -------       ----------       ----------      -----------      -----------
Accumulation units beginning
 of year                            684,962       462,941       13,356,210       14,836,151        6,576,932        4,662,726
Accumulation units issued and
 transferred from other
 funding options                      1,242       290,290          858,922          695,233       13,812,410       17,206,058
Accumulation units redeemed
 and transferred to other
 funding options                    (77,525)      (68,269)      (1,538,226)      (2,175,174)     (13,389,680)     (15,291,852)
                                    -------       -------       ----------       ----------      -----------      -----------
Accumulation units end of year      608,679       684,962       12,676,906       13,356,210        6,999,662        6,576,932
                                    =======       =======       ==========       ==========      ===========      ===========

                                                                        FIDELITY VIP DYNAMIC
                                      FIDELITY VIP CONTRAFUND           CAPITAL APPRECIATION           FIDELITY VIP MID CAP
                                    SUBACCOUNT (SERVICE CLASS 2)    SUBACCOUNT (SERVICE CLASS 2)   SUBACCOUNT (SERVICE CLASS 2)
                                   -----------------------------    ----------------------------   ----------------------------
                                      2007               2006        2007                2006        2007               2006
                                   ----------          ---------    -------             -------    ----------         ---------
Accumulation units beginning
 of year                            7,245,376          6,668,831    373,300             378,485       8,000,764       7,582,507
Accumulation units issued and
 transferred from other
 funding options                      769,060          1,503,255     34,251              49,838         503,579       1,223,647
Accumulation units redeemed
 and transferred to other
 funding options                   (1,067,478)          (926,710)   (88,632)            (55,023)     (1,303,482)       (805,390)
                                   ----------          ---------    -------             -------      ----------       ---------
Accumulation units end of year      6,946,958          7,245,376    318,919             373,300       7,200,861       8,000,764
                                   ==========          =========    =======             =======      ==========       =========

                                        FTVIPT TEMPLETON                  JANUS ASPEN                         JANUS ASPEN
                                       FOREIGN SECURITIES             GLOBAL LIFE SCIENCES                 GLOBAL TECHNOLOGY
                                      SUBACCOUNT (CLASS 2)         SUBACCOUNT (SERVICE SHARES)         SUBACCOUNT (SERVICE SHARES)
                                   --------------------------      ---------------------------         ---------------------------
                                      2007            2006           2007               2006              2007              2006
                                   ----------      ----------      --------           --------         --------           --------
Accumulation units beginning
 of year                            7,524,393       6,693,352       444,548           518,761           563,862            586,057
Accumulation units issued and
 transferred from other
 funding options                    1,335,901       2,052,712        45,573            16,195            96,045             80,044
Accumulation units redeemed
 and transferred to other
 funding options                   (1,579,627)     (1,221,671)     (130,712)          (90,408)         (125,299)          (102,239)
                                   ----------      ----------      --------           -------          --------           --------
Accumulation units end of year      7,280,667       7,524,393       359,409           444,548           534,608            563,862
                                   ==========      ==========      ========           =======          ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.
(b)  For the period April 30, 2007 to December 31, 2007.
(c)  For the period January 1, 2007 to November 9, 2007.
(d)  For the period November 12, 2007 to December 31, 2007.

                                                                                                          DWSII TURNER
                                      DWSII SMALL CAP GROWTH            DWSII TECHNOLOGY                 MID CAP GROWTH
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007             2006            2007           2006            2007            2006
                                    ---------       ---------       ---------       ---------       ---------       ---------
Accumulation units beginning
 of year                            2,869,770       2,913,920       1,156,525       1,467,983       1,511,418       1,495,838
Accumulation units issued and
 transferred from other
 funding options                      144,191         305,521         298,310         413,225          88,792         189,865
Accumulation units redeemed
 and transferred to other
 funding options                     (404,980)       (349,671)       (414,851)       (724,683)       (231,362)       (174,285)
                                    ---------       ---------       ---------       ---------       ---------       ---------
Accumulation units end of year      2,608,981       2,869,770       1,039,984       1,156,525       1,368,848       1,511,418
                                    =========       =========       =========       =========       =========       =========

                                          FTVIPT FRANKLIN               FTVIPT FRANKLIN SMALL             FTVIPT TEMPLETON
                                    RISING DIVIDENDS SECURITIES       MID-CAP GROWTH SECURITIES     DEVELOPING MARKETS SECURITIES
                                        SUBACCOUNT (CLASS 2)            SUBACCOUNT (CLASS 2)            SUBACCOUNT (CLASS 2)
                                    ---------------------------      --------------------------     -----------------------------
                                       2007             2006            2007            2006          2007                2006
                                    ----------       ----------      ----------       ---------     ---------           ---------
Accumulation units beginning
 of year                            10,450,689       10,170,208       4,338,468       4,117,118     3,106,536           2,898,348
Accumulation units issued and
 transferred from other
 funding options                     1,290,801        2,319,761       1,012,829         729,345       358,564             818,484
Accumulation units redeemed
 and transferred to other
 funding options                    (2,273,316)      (2,039,280)     (1,139,170)       (507,995)     (626,408)           (610,296)
                                    ----------       ----------      ----------       ---------     ---------           ---------
Accumulation units end of year       9,468,174       10,450,689       4,212,127       4,338,468     2,838,692           3,106,536
                                    ==========       ==========      ==========       =========     =========           =========

                                           JANUS ASPEN                    LMPVET                    LMPVET
                                         WORLDWIDE GROWTH            AGGRESSIVE GROWTH         AGGRESSIVE GROWTH
                                    SUBACCOUNT (SERVICE SHARES)     SUBACCOUNT (CLASS I)      SUBACCOUNT (CLASS II)
                                    ---------------------------     --------------------      ---------------------
                                      2007                2006      2007 (b)        2006       2007 (b)        2006
                                    -------             -------    ---------        ----      ---------        ----
Accumulation units beginning
 of year                            284,438             281,008           --          --             --          --
Accumulation units issued and
 transferred from other
 funding options                     10,731              25,643    3,912,988          --      6,876,691          --
Accumulation units redeemed
 and transferred to other
 funding options                    (24,856)            (22,213)    (471,671)         --       (676,242)         --
                                    -------             -------    ---------        ----      ---------        ----
Accumulation units end of year      270,313             284,438    3,441,317          --      6,200,449          --
                                    =======             =======    =========        ====      =========        ====

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         LMPVET                        LMPVET                   LMPVET
                                       APPRECIATION                 EQUITY INDEX           FUNDAMENTAL VALUE
                                   SUBACCOUNT (CLASS I)        SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS I)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (b)        2006         2007          2006       2007 (b)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                                --            --    6,127,853     6,558,427           --            --
Accumulation units issued and
  transferred from other
  funding options                 1,135,600            --      176,366       259,417    2,969,141            --
Accumulation units redeemed
  and transferred to other
  funding options                  (159,028)           --     (693,096)     (689,991)    (131,918)           --
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year      976,572            --    5,611,123     6,127,853    2,837,223            --
                                  =========     =========    =========     =========    =========     =========


                                   LMPVET SOCIAL AWARENESS       LMPVPI ALL CAP             LMPVPI ALL CAP
                                          SUBACCOUNT          SUBACCOUNT (CLASS I)       SUBACCOUNT (CLASS II)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006       2007 (a)        2006       2007 (a)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                           836,982       727,771    2,656,788     2,675,215      388,321        14,305
Accumulation units issued and
  transferred from other
  funding options                    14,832       149,384       28,942       225,132       48,591       386,771
Accumulation units redeemed
  and transferred to other
  funding options                   (36,101)      (40,173)  (2,685,730)     (243,559)    (436,912)      (12,755)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year      815,713       836,982           --     2,656,788           --       388,321
                                  =========     =========    =========     =========    =========     =========

                                         LMPVPII                      LMPVET                     LMPVIT
                                     AGGRESSIVE GROWTH          CAPITAL AND INCOME      ADJUSTABLE RATE INCOME
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)           SUBACCOUNT
                                  -----------------------    -----------------------    -----------------------
                                   2007 (a)        2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
of year                           6,383,999     5,743,628           --            --    2,257,235     2,406,519
Accumulation units issued and
  transferred from other
  funding options                   272,461     1,615,914    5,752,591            --      416,698       274,874

Accumulation units redeemed
  and transferred to other
  funding options                (6,656,460)     (975,543)    (744,317)           --     (281,923)     (424,158)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     6,383,999    5,008,274            --    2,392,010     2,257,235
                                  =========     =========    =========     =========    =========     =========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                          LMPVET                     LMPVET                     LMPVET
                                         INVESTORS              LARGE CAP GROWTH            SMALL CAP GROWTH
                                    SUBACCOUNT (CLASS I)      SUBACCOUNT (CLASS I)        SUBACCOUNT (CLASS I)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         1,598,998     1,516,850           --            --    2,668,291     2,724,916
Accumulation units issued and
  transferred from other
  funding options                    40,179       213,928    1,678,294            --      194,455       254,963
Accumulation units redeemed
  and transferred to other
  funding options                  (110,661)     (131,780)    (116,556)           --     (472,843)     (311,588)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    1,528,516     1,598,998    1,561,738            --    2,389,903     2,668,291
                                  =========     =========    =========     =========    =========     =========

                                         LMPVPII                     LMPVPI                     LMPVPII
                                     GROWTH AND INCOME           LARGE CAP GROWTH         AGGRESSIVE GROWTH
                                   SUBACCOUNT (CLASS I)       SUBACCOUNT (CLASS I)       SUBACCOUNT (CLASS I)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (a)        2006       2007 (a)        2006       2007 (a)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         1,129,162     1,166,829    1,821,446     1,844,144    3,807,793     4,109,719
Accumulation units issued and
  transferred from other
  funding options                    23,073        63,867       17,054       110,170      105,150       438,123
Accumulation units redeemed
  and transferred to other
  funding options                (1,152,235)     (101,534)  (1,838,500)     (132,868)  (3,912,943)     (740,049)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     1,129,162           --     1,821,446           --     3,807,793
                                  =========     =========    =========     =========    =========     =========

                                           LMPVPI                  LORD ABBETT               LORD ABBETT
                                        TOTAL RETURN           GROWTH AND INCOME            MID-CAP VALUE
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS VC)     SUBACCOUNT (CLASS VC)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (a)        2006       2007 (a)        2006       2007 (a)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         4,275,730     3,593,736    5,613,027     5,714,249    5,462,211     5,561,090
Accumulation units issued and
  transferred from other
  funding options                 1,013,771     1,184,878       98,387       642,128       83,737       579,811
Accumulation units redeemed
  and transferred to other
  funding options                (5,289,501)     (502,884)  (5,711,414)     (743,350)  (5,545,948)     (678,690)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     4,275,730           --     5,613,027           --     5,462,211
                                  =========     =========    =========     =========    =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MIST BATTERYMARCH            MIST BLACKROCK           MIST BLACKROCK
                                       MID-CAP STOCK                HIGH YIELD             LARGE-CAP CORE
                                    SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS E)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006       2007 (b)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         1,723,140            --    2,482,704            --           --            --
Accumulation units issued and
  transferred from other
  funding options                   106,832     1,924,669    3,268,582     2,790,966    3,427,785            --
Accumulation units redeemed
  and transferred to other
  funding options                   (96,219)     (201,529)    (889,582)     (308,262)    (388,091)           --
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    1,733,753     1,723,140    4,861,704     2,482,704    3,039,694            --
                                  =========     =========    =========     =========    =========     =========

                                                                                       MIST LEGG MASON PARTNERS
                                      MIST JANUS FORTY         MIST LAZARD MID-CAP          MANAGED ASSETS
                                    SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS B)      SUBACCOUNT (CLASS A)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         2,877,224            --           --            --    2,139,747            --
Accumulation units issued and
  transferred from other
  funding options                   363,887     3,210,976      373,441            --      301,135     2,266,082
Accumulation units redeemed
  and transferred to other
  funding options                  (527,397)     (333,752)    (202,494)           --     (205,695)     (126,335)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    2,713,714     2,877,224      170,947            --    2,235,187     2,139,747
                                  =========     =========    =========     =========    =========     =========

                                       MIST MET/AIM               MIST MET/AIM              MIST MET/AIM
                                    CAPITAL APPRECIATION      CAPITAL APPRECIATION         SMALL CAP GROWTH
                                    SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS E)       SUBACCOUNT (CLASS A)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                           853,574            --           --            --       93,255            --
Accumulation units issued and
  transferred from other
  funding options                    30,049     1,006,914    5,561,782            --      114,123       120,690
Accumulation units redeemed
  and transferred to other
  funding options                  (106,831)     (153,340)  (1,083,392)           --      (32,860)      (27,435)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year      776,792       853,574    4,478,390            --      174,518        93,255
                                  =========     =========    =========     =========    =========     =========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                      MIST BLACKROCK                MIST DREMAN           MIST HARRIS OAKMARK
                                      LARGE-CAP CORE              SMALL-CAP VALUE           INTERNATIONAL
                                   SUBACCOUNT (CLASS A)         SUBACCOUNT (CLASS A)     SUBACCOUNT (CLASS A)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (a)        2006         2007          2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         3,242,498            --      116,021            --    1,852,264            --
Accumulation units issued and
  transferred from other
  funding options                    78,684     3,433,778      352,934       165,545      520,838     1,984,065
Accumulation units redeemed
  and transferred to other
  funding options                (3,321,182)     (191,280)     (48,337)      (49,524)    (579,639)     (131,801)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     3,242,498      420,618       116,021    1,793,463     1,852,264
                                  =========     =========    =========     =========    =========     =========

                                      MIST LORD ABBETT            MIST LORD ABBETT          MIST LORD ABBETT
                                       BOND DEBENTURE            GROWTH AND INCOME           MID-CAP VALUE
                                    SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS B)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         3,065,814            --    5,975,102            --      135,733            --
Accumulation units issued and
  transferred from other
  funding options                   430,446     3,270,385    8,651,384     6,546,452    9,225,563       135,749
Accumulation units redeemed
  and transferred to other
  funding options                  (573,778)     (204,571)  (1,775,439)     (571,350)    (852,974)          (16)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    2,922,482     3,065,814   12,851,047     5,975,102    8,508,322       135,733
                                  =========     =========    =========     =========    =========     =========


                                     MIST MFS EMERGING         MIST MFS RESEARCH
                                       MARKETS EQUITY             INTERNATIONAL              MIST MFS VALUE
                                    SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS A)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (b)        2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                                --            --           --            --    2,750,216            --
Accumulation units issued and
  transferred from other
  funding options                 2,413,340            --      646,000            --      545,728     2,978,157
Accumulation units redeemed
  and transferred to other
  funding options                  (193,672)           --      (34,526)           --     (324,755)     (227,941)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    2,219,668            --      611,474            --    2,971,189     2,750,216
                                  =========     =========    =========     =========    =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST NEUBERGER BERMAN         MIST OPPENHEIMER             MIST PIMCO
                                         REAL ESTATE          CAPITAL APPRECIATION      INFLATION PROTECTED BOND
                                    SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS A)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006       2007 (b)       2006
                                 ----------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         7,891,337            --    6,713,755            --           --            --
Accumulation units issued and
 transferred from other
 funding options                    879,542     8,948,839    1,704,467     7,456,322    5,721,116            --
Accumulation units redeemed
  and transferred to other
  funding options                (2,025,860)   (1,057,502)  (1,413,185)     (742,567)    (512,747)           --
                                 ----------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    6,745,019     7,891,337    7,005,037     6,713,755    5,208,369            --
                                 ==========     =========    =========     =========    =========     =========


                                      MIST THIRD AVENUE           MSF BLACKROCK            MSF BLACKROCK
                                       SMALL CAP VALUE         AGGRESSIVE GROWTH             BOND INCOME
                                    SUBACCOUNT (CLASS B)      SUBACCOUNT (CLASS D)      SUBACCOUNT (CLASS A)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         8,024,717            --    2,613,973            --    5,754,193            --
Accumulation units issued and
  transferred from other
  funding options                 8,968,430     8,206,808      169,972     2,949,619      552,147     6,101,988
Accumulation units redeemed
  and transferred to other
  funding options                (2,300,939)     (182,091)    (340,225)     (335,646)    (990,584)     (347,795)
                                 ----------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year   14,692,208     8,024,717    2,443,720     2,613,973    5,315,756     5,754,193
                                 ==========     =========    =========     =========    =========     =========

                                         MSF METLIFE              MSF METLIFE          MSF METLIFE CONSERVATIVE
                                   AGGRESSIVE ALLOCATION     CONSERVATIVE ALLOCATION    TO MODERATE ALLOCATION
                                    SUBACCOUNT (CLASS B)      SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS B)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         1,414,884            --      287,773            --      254,275            --
Accumulation units issued and
  transferred from other
  funding options                   107,187     1,436,383      336,035       296,417      645,497       256,426
Accumulation units redeemed
  and transferred to other
  funding options                  (316,805)      (21,499)    (217,798)       (8,644)     (55,893)       (2,151)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    1,205,266     1,414,884      406,010       287,773      843,879       254,275
                                  =========     =========    =========     =========    =========     =========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                                                  MIST PIONEER                MIST PIONEER
                                       MIST PIONEER FUND         MID-CAP VALUE              STRATEGIC INCOME
                                     SUBACCOUNT (CLASS A)     SUBACCOUNT (CLASS A)        SUBACCOUNT (CLASS A)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006       2007 (a)        2006         2007         2006
                                 ----------    ----------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                           534,420            --       80,207            --    5,400,517            --
Accumulation units issued and
 transferred from other
 funding options                    105,847       590,265        7,193        80,764      730,334     5,779,010
Accumulation units redeemed
  and transferred to other
  funding options                  (202,791)      (55,845)     (87,400)         (557)    (893,843)     (378,493)
                                 ----------    ----------    ---------     ---------    ---------     ---------
Accumulation units end of year      437,476       534,420           --        80,207    5,237,008     5,400,517
                                 ==========    ==========    =========     =========    =========     =========


                                       MSF BLACKROCK
                                        MONEY MARKET              MSF FI LARGE CAP        MSF FI VALUE LEADERS
                                    SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS D)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------    -----------    --------     ---------    ---------     ---------
Accumulation units beginning
  of year                        21,569,520            --    2,474,917            --    3,679,006            --
Accumulation units issued and
  transferred from other
  funding options                25,319,714    32,802,854      135,370     2,689,962      116,846     3,936,948
Accumulation units redeemed
  and transferred to other
  funding options               (19,161,620)  (11,233,334)   (344,520)     (215,045)    (353,380)     (257,942)
                                 ----------    ----------    --------      ---------    ---------     ---------
Accumulation units end of year   27,727,614    21,569,520    2,265,767     2,474,917    3,442,472     3,679,006
                                 ==========    ==========    =========     =========    =========     =========


                                        MSF METLIFE           MSF METLIFE MODERATE
                                   MODERATE ALLOCATION      TO AGGRESSIVE ALLOCATION     MSF MFS TOTAL RETURN
                                   SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS B)      SUBACCOUNT (CLASS B)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------    ----------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         2,620,641            --    4,366,645            --    3,714,475            --
Accumulation units issued and
  transferred from other
  funding options                   198,867     3,849,231    2,176,585     4,408,796    1,344,943     4,088,493
Accumulation units redeemed
  and transferred to other
  funding options                  (219,317)   (1,228,590)  (1,203,535)      (42,151)    (780,518)     (374,018)
                                 ----------    ----------    ---------     ---------    ---------     ---------
Accumulation units end of year    2,600,191     2,620,641    5,339,695     4,366,645    4,278,900     3,714,475
                                 ==========    ==========    =========     =========    =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                MSF OPPENHEIMER             MSF T. ROWE PRICE
                                    MSF MFS TOTAL RETURN         GLOBAL EQUITY              LARGE CAP GROWTH
                                    SUBACCOUNT (CLASS F)       SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS B)
                                 ------------------------   ------------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units beginning
  of year                        17,475,578            --   26,606,146            --    1,682,283            --
Accumulation units issued and
  transferred from other
  funding options                   916,463    18,594,474    1,597,698    29,448,221      151,551     1,755,520
Accumulation units redeemed
  and transferred to other
  funding options                (1,712,918)   (1,118,896)  (4,557,537)   (2,842,075)    (301,005)      (73,237)
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units end of year   16,679,123    17,475,578   23,646,307    26,606,146    1,532,829     1,682,283
                                 ==========    ==========   ==========    ==========    =========     =========


                                   PIMCO VIT TOTAL RETURN       PIONEER AMERICA
                                         SUBACCOUNT                INCOME VCT              PIONEER BOND VCT
                                   (ADMINISTRATIVE CLASS)    SUBACCOUNT (CLASS II)       SUBACCOUNT (CLASS II)
                                 ------------------------   ------------------------    -----------------------
                                     2007          2006       2007 (c)        2006       2007 (d)       2006
                                 ----------    ----------   ----------     ---------    ---------     ---------
Accumulation units beginning
  of year                        12,017,293    12,104,866    7,614,586    10,145,104           --            --
Accumulation units issued and
  transferred from other
  funding options                 1,670,442     1,452,196    5,631,358     1,609,826    8,439,927            --
Accumulation units redeemed
  and transferred to other
  funding options                (2,323,000)   (1,539,769) (13,245,944)   (4,140,344)  (1,289,235)           --
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units end of year   11,364,735    12,017,293           --     7,614,586    7,150,692            --
                                 ==========    ==========   ==========    ==========    =========     =========

                                      PIONEER EQUITY                                        PIONEER GLOBAL
                                     OPPORTUNITY VCT            PIONEER FUND VCT           HIGH YIELD VCT
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)
                                 ------------------------   ------------------------    -----------------------
                                   2007 (c)        2006         2007          2006         2007         2006
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units beginning
  of year                           140,476        34,053    9,836,657     9,980,085    3,913,402     1,171,503
Accumulation units issued and
  transferred from other
  funding options                 1,099,282       135,566    4,437,473     1,213,017    2,841,830     3,810,038
Accumulation units redeemed
  and transferred to other
  funding options                (1,239,758)      (29,143)  (2,406,057)   (1,356,445)  (1,559,640)   (1,068,139)
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units end of year           --       140,476   11,868,073     9,836,657    5,195,592     3,913,402
                                 ==========    ==========   ==========    ==========    =========     =========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                     MSF WESTERN ASSET           MSF WESTERN ASSET           PIMCO VIT
                                MANAGEMENT HIGH YIELD BOND   MANAGEMENT U.S. GOVERNMENT REAL RETURN SUBACCOUNT
                                   SUBACCOUNT (CLASS A)        SUBACCOUNT (CLASS A)     (ADMINISTRATIVE CLASS)
                                 ------------------------    -----------------------    -----------------------
                                   2007 (a)        2006         2007          2006       2007 (a)       2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                         2,683,461            --    2,008,632            --    5,412,264     5,653,885
Accumulation units issued and
  transferred from other
  funding options                    92,577     2,904,765      436,649     2,310,603      143,705       726,564
Accumulation units redeemed
  and transferred to other
  funding options                (2,776,038)     (221,304)    (281,395)     (301,971)   (5,555,969)    (968,185)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year           --     2,683,461    2,163,886     2,008,632           --     5,412,264
                                 ==========     =========    =========     =========    =========    ==========

                                                                 PIONEER EMERGING
                                   PIONEER CULLEN VALUE VCT        MARKETS VCT          PIONEER EQUITY INCOME VCT
                                    SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)       SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                         4,466,628     1,889,029    3,715,605     3,243,791    9,772,699     9,223,774
Accumulation units issued and
  transferred from other
  funding options                 2,234,521     3,593,587    1,685,494     1,874,136    1,850,642     2,154,013
Accumulation units redeemed
  and transferred to other
  funding options                  (808,321)   (1,015,988)  (1,367,316)   (1,402,322)  (1,667,208)   (1,605,088)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year    5,892,828     4,466,628    4,033,783     3,715,605    9,956,133     9,772,699
                                 ==========     =========    =========     =========    =========    ==========

                                                                 PIONEER IBBOTSON          PIONEER IBBOTSON
                                   PIONEER HIGH YIELD VCT    AGGRESSIVE ALLOCATION VCT   GROWTH ALLOCATION VCT
                                    SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                        18,441,189    19,658,624    3,554,744       890,030    52,900,380    5,531,107
Accumulation units issued and
  transferred from other
  funding options                 5,255,921     6,821,008      928,851     2,700,403    39,088,052   48,568,859
Accumulation units redeemed
  and transferred to other
  funding options                (8,368,316)   (8,038,443)    (468,533)      (35,689)   (3,502,878)  (1,199,586)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year   15,328,794    18,441,189    4,015,062     3,554,744    88,485,554   52,900,380
                                 ==========     =========    =========     =========    =========    ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      PIONEER IBBOTSON                                  PIONEER INTERNATIONAL
                                  MODERATE ALLOCATION VCT    PIONEER INDEPENDENCE VCT        VALUE VCT
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                        38,674,742    12,753,736    3,273,039     3,362,900    3,247,846     1,485,607
Accumulation units issued and
  transferred from other
  funding options                23,927,911    28,389,855      547,978       610,919    1,403,838     2,005,929
Accumulation units redeemed
  and transferred to other
  funding options                (4,124,100)   (2,468,849)    (550,003)     (700,780)   (1,198,589)    (243,690)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year   58,478,553    38,674,742    3,271,014     3,273,039    3,453,095     3,247,846
                                 ==========     =========    =========     =========    =========    ==========

                                 PIONEER SMALL AND MID CAP      PIONEER SMALL CAP         PIONEER STRATEGIC
                                         GROWTH VCT                VALUE VCT                 INCOME VCT
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------    -----------------------
                                   2007 (c)        2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                         1,245,219     1,306,092    4,708,419     4,264,841    13,805,126   12,650,989
Accumulation units issued and
  transferred from other
  funding options                   793,969       458,327      677,877     1,498,696    3,983,037     4,094,002
Accumulation units redeemed
  and transferred to other
  funding options                (2,039,188)     (519,200)    (969,635)   (1,055,118)   (3,626,394)  (2,939,865)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year           --     1,245,219    4,416,661     4,708,419    14,161,769   13,805,126
                                 ==========     =========    =========     =========    =========    ==========

                                  VAN KAMPEN LIT COMSTOCK    VAN KAMPEN LIT ENTERPRISE
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------
                                     2007          2006         2007          2006
                                 ----------     ---------    ---------     ---------
Accumulation units beginning
  of year                         4,764,252     4,753,266       70,133        82,717
Accumulation units issued and
  transferred from other
  funding options                   272,554       369,490          571         1,404
Accumulation units redeemed
  and transferred to other
  funding options                  (454,262)     (358,504)     (21,247)      (13,988)
                                 ----------     ---------    ---------     ---------
Accumulation units end of year    4,582,544     4,764,252       49,457        70,133
                                 ==========     =========    =========     =========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                       PIONEER MID CAP          PIONEER OAK RIDGE        PIONEER REAL ESTATE
                                         VALUE VCT            LARGE CAP GROWTH VCT           SHARES VCT
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         7,037,388     7,261,376    4,381,296     3,119,435    4,859,883     4,560,219
Accumulation units issued and
  transferred from other
  funding options                 1,525,705     1,154,324    1,083,147     2,289,598    1,071,434     1,217,828
Accumulation units redeemed
  and transferred to other
  funding options                (1,668,761)   (1,378,312)  (1,090,974)   (1,027,737)   (1,673,113)    (918,164)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    6,894,332     7,037,388    4,373,469     4,381,296    4,258,204     4,859,883
                                  =========     =========    =========     =========    =========     =========

                                                                   PUTNAM VT                   PUTNAM VT
                                     PIONEER VALUE VCT        INTERNATIONAL EQUITY          SMALL CAP VALUE
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS IB)      SUBACCOUNT (CLASS IB)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (c)        2006       2007 (a)        2006       2007 (a)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         4,867,805     5,041,758      172,750       164,197    4,291,241     3,995,394
Accumulation units issued and
  transferred from other
  funding options                   359,441       453,586       77,939        21,359       88,081       852,558
Accumulation units redeemed
  and transferred to other
  funding options                (5,227,246)     (627,539)    (250,689)      (12,806)   (4,379,322)    (556,711)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     4,867,805           --       172,750           --     4,291,241
                                  =========     =========    =========     =========    =========     =========

 7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and October 29, 2008, as to Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In October 2008, the Company received advances totaling $300 million from the Federal Home Loan Bank of Boston, which will be included in debt.

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                             PIONEER ANNUISTAR PLUS

                            PORTFOLIO ARCHITECT PLUS

                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MLAC-Book-70-71-75                                       December 8, 2008